UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06722

FORWARD FUNDS

(Exact name of registrant as specified in charter)

101 California Street, 16th Floor

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

J. Alan Reid, Jr., President

Forward Funds

101 California Street, 16th Floor

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (800) 999-6809

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission, not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 - Reports to Stockholders

The following are copies of the reports transmitted to shareholders of the Forward Commodity Long/Short Strategy Fund, Forward Credit Analysis Long/Short Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Credit Long/Short Fund, Forward Global Dividend Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Small Cap Equity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund, Forward Total MarketPlus Fund, Forward U.S. Government Money Fund, Forward Balanced Allocation Fund, Forward Growth & Income Allocation Fund, Forward Growth Allocation Fund, Forward Income & Growth Allocation Fund, Forward Income Builder Fund and Forward Multi-Strategy Fund (collectively, the “Funds”), each a series of the registrant, pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30e-1).

Semi-Annual Report June 30, 2013

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Global Credit Long/Short Fund

Forward Global Dividend Fund

Forward International Dividend Fund

Forward International Small
Companies Fund

Forward Select EM Dividend Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Commodity Long/Short
Strategy Fund

Forward Managed Futures Strategy Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by Forward Securities, LLC

101 California Street, 16th Floor, San Francisco, California 94111

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2013

1

Shareholder Update	June 30, 2013

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

With today’s low yields, shifting interest rates and mixed global economic outlook, it’s a challenging time to be a long-term investor. We believe that investors who want to get ahead need to look beyond conventional broad market strategies and seek ways to build resilience into their portfolios.

If anything, the last five years have shown us that we cannot put all of our eggs in one basket. At Forward, we realize that we have to change and adapt with the markets to continue to help our clients build diversified portfolios. That means offering funds like our Forward Commodity Long/Short Strategy Fund that have had negative correlation to other asset classes1, or strategies that seek to provide income and growth, like Forward Income Builder Fund which offers asset class diversification in one fund. Or our two newest funds that launch on July 31 and focus on providing investors new income alternatives – Forward Dynamic Income Fund and Forward Select Income Opportunity Fund.

Forward will continue to research new ideas to identify solutions to help advisors and investors advance toward their financial goals. And our focus will remain on outcome-oriented, problem-solving strategies that seek to help our clients find alpha, diversify portfolios with low-correlation strategies, provide income and hedge against risks.

Unique income sources

In May 2012 we introduced Forward Income Builder Fund, an income strategy built for today’s low yield environment. The fund is an actively managed portfolio and invests across our diverse mix of traditional, alternative and global income-producing strategies, including our dividend strategies, international real estate, global infrastructure, high yield and emerging market (EM) corporate debt. As of June 30, the fund had a current yield of 5.15% and a 30-day SEC yield of 4.98%2.

Our Select Income Fund, which focuses on preferred real estate securities, also targets stable, reliable income. The fund delivered a 6.69% current yield and a 30-day SEC yield of 5.73% as of June 30.

Strategic access to overseas markets

After a long run of strong performance, EM index funds and exchange-traded funds dropped sharply in the first half of the year and as a result many investors have taken their EM exposure to a 12-year low3. In our view, a passive, broad-brush approach to EMs misses many opportunities to deliver low-correlation returns. Forward Emerging Markets Fund, Forward Select EM Dividend Fund and Forward EM Corporate Debt Fund are active strategies that seek to find opportunities away from the indices and take advantage of favorable valuations.

Meanwhile, many investors are paying attention to the frontier markets, which have performed strongly this year. Forward Frontier Strategy Fund provides exposure to these fast-growing markets and the fund’s Investor Class shares returned 9.29% in the first half of the year.

With our array of global and EM strategies, we remain strong believers in the growth and diversification potential of global strategies.

Tactical solutions

While the strong rally of the S&P 500 Index in the first half of the year buoyed stock portfolios, recent spikes in volatility and the phasing out of government stimulus programs have many wondering about downside risks. Forward’s two tactical equity strategies, Tactical Growth Fund and Tactical Enhanced Fund, seek to provide a backstop against market downturns by actively managing long and short market exposure.

Similarly, our Commodity Long/Short Strategy Fund and Managed Futures Strategy Fund systematically shift exposure to those markets as they move. Both funds help address inflation concerns with the Commodity Long/Short Strategy Fund’s Institutional Class shares returning 9.98% as of June 30.

[1]	Morningstar, 12/31/10 – 06/30/13

[2]

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.forwardinvesting.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]	Reuters, “Investors cut emerging market exposure to near 12-year low – poll,” July 16, 2013.

June 30, 2013	2

The role of hard assets

Investors often look to real estate as an asset whose value endures through the markets’ ups and downs. Forward Real Estate Long/Short Fund is a value-focused, long/short strategy that distills the portfolio team’s best ideas with the goal of enhancing total return. Year to date, the fund’s Class A shares have returned 7.02%.

We hope that as you think about your investment challenges, you continue to look to Forward for new thinking and strategies designed to help meet your goals for returns, income, global exposure and portfolio diversification. We also invite you to explore www.forwardinvesting.com/fwd-thinking, where we regularly post our latest research publications and webcasts on timely investment topics. Our recent white paper, The 5% Problem: Double Jeopardy for Traditional Bond Investors, addresses some of the key issues facing investors today in the current market environment.

The team at Forward thanks you for your continued confidence and trust in us. We never forget that helping investors achieve their investment goals is what our business is really about, and we are privileged to be your partners in that effort.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk. (Forward Income Builder Fund)

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Income Builder Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Income Builder Fund, Forward Managed Futures Strategy Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward Income Builder Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward Income Builder Fund, Forward Managed Futures Strategy Fund)

June 30, 2013

3

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund)

Higher portfolio turnover rates will involve greater transaction costs, and may increase the potential for taxable distributions being paid to shareholders. (Forward Tactical Enhanced Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Dynamic Income Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Dynamic Income Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies. (Forward Dynamic Income Fund)

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward Dynamic Income Fund and Forward Select Income Opportunity Fund were launched on July 31, 2013, and each has a limited operating history.

Forward Commodity Long/Short Strategy Fund seeks long-term total return.

Forward Dynamic Income Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the S&P 500 Index.

Forward EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income).

Forward Emerging Markets Fund seeks to achieve long-term growth of capital.

Forward Frontier Strategy Fund seeks capital growth.

Forward Income Builder Fund seeks high current income and some stability of principal.

Forward Managed Futures Strategy Fund seeks long-term total return.

Forward Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Forward Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income.

Forward Select Income Fund seeks high current income and potential for modest long-term growth of capital.

Forward Select Income Opportunity Fund seeks total return through current income and long-term capital appreciation.

Forward Tactical Enhanced Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Forward Tactical Growth Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Alpha is a coefficient measuring risk-adjusted performance.

Correlation is a statistical measure of how two securities move in relation to each other.

S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. One cannot invest directly in an index.

Valuation is the process of determining the value of an asset or company based on earnings and the market value of assets.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Alan Reid is a registered representative of Forward Securities, LLC.

June 30, 2013	4

Shareholder Update	June 30, 2013

A MESSAGE FROM:	Jim O’Donnell, CFA Chief Investment Officer

Dear Shareholder:

The first half of 2013 was a bit of a wild ride. Many asset classes and markets around the globe enjoyed an exhilarating rally in the first three months of the year only to relinquish a healthy portion of those gains in the months of May and June. Needless to say, this served to unnerve many investors and market participants as they were left to wonder what happened.

So, what happened? From our perspective, the lynchpin of the uncertainty which precipitated the market’s decline was the Federal Reserve’s indication that the days of their quantitative easing program of bond buying—which has artificially served to lower long-term interest rates—may indeed be numbered. The repercussions of this action by the Fed were far reaching—impacting stocks, bonds, real estate, currencies and commodities, and domestic and international investments.

Taking a step back, it is important to understand that the epicenter of this shock wave emanated from the credit markets. When investing in income and credit assets, we believe investors must always assess whether they are being compensated for these three primary risks:

1. Inflation

2. Credit

3. Liquidity

Inflation risk is when a future dollar repaid does not equal the value of a dollar today. We analyze this risk by looking at the sensitivity of prices of investments to changes in interest rates (which frequently move in response to changes in inflationary threats).

Credit risk is the risk of not being repaid. Analysis for this risk looks at fundamental factors related to the borrower including debt quality, how much debt is owed, capacity for repayment as well as the overall economic climate and default rates.

Liquidity risk is the risk that a security cannot be traded quickly enough in the market to prevent a loss or make a profit. While this risk is the toughest to gauge, many market players assess this by looking at valuations, sentiment, leverage levels of market participants, interest rate spreads and the direction of fund flows.

We reached a stage in early 2013 where inflation-adjusted interest rates went negative, interest rate spreads narrowed and valuations became elevated. At that point, many of Forward’s portfolio managers elected to reduce leverage, take profits in positions that had become overvalued and raise cash so they could be in a better position to buy new holdings. They believed risk levels needed to be reduced as investors were not being adequately compensated for the risks outlined above.

The sell-off in the credit markets also extended to other income-oriented equity asset classes and then radiated out to other asset classes and markets, and it was instructive in terms of illustrating the magnitude and dimensions of liquidity risk. One can make a persuasive argument to the effect that the landscape of liquidity risk has changed dramatically since 2008. Reform legislation—like the Volcker Rule and Basel III—encourages traditional liquidity providers in the credit markets to curtail market making activities. The constraints of the reform legislation have reduced the capital which traditionally provided liquidity to the markets, and have caused market makers—those who buy and sell securities from their own accounts in order to provide liquidity and reduce volatility in the markets—to redeploy capital for other purposes. The net effect is that credit market investments and income-oriented investments may tend to be more volatile on a going forward basis than investors have traditionally experienced in the past. We believe the impacts of liquidity risk are more temporary in nature and may present attractive buying opportunities.

As we look forward to the second half of 2013, there is intense focus on the slowing rate of China’s economic growth. As these concerns heighten, we believe that emerging market equities may present an attractive buying opportunity. Another way to capitalize on declining demand in China may be via strategies which can gain short exposure to the commodities demanded by Chinese firms.

5	June 30, 2013

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds in the first half of 2013, and thank you for the continued confidence that you place in our funds.

Sincerely,

Jim O’Donnell, CFA

Chief Investment Officer

Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Diversification does not assure profit or protect against risk.

Basel III is a global, voluntary regulatory standard on bank capital adequacy, stress testing and market liquidity risk.

Leverage refers to the use of various financial instruments or borrowed capital, such as margin, to increase the potential return of an investment.

Liquidity is the degree to which an asset or security can be bought or sold in the market without affecting the asset’s price.

Quantitative easing refers to a form of monetary policy used to stimulate an economy where interest rates are either at, or close to, zero.

Valuation is the process of determining the value of an asset or company based on earnings and the market value of assets.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

The Volcker Rule is a proposal by American economist and former Federal Reserve Chairman Paul Volcker to restrict banks from making certain kinds of speculative investments if they are not on behalf of their customers.

Jim O’Donnell has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Forward Funds are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

© Forward Management, LLC. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

June 30, 2013	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

See page 11 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.forwardinvesting.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Credit Analysis Long/Short Fund(a)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		0.74%	8.88%	7.84%	05/01/08
Institutional Class		1.10%	9.26%	8.22%	05/01/08
Class A (load adjusted)(b)(c)		-5.27%	7.53%	1.34%	12/29/06
Class A (without load)(c)(d)		0.53%	8.80%	2.27%	12/29/06
Class C (with CDSC)(e)		-0.81%	N/A	8.13%	06/03/09
Class C (without CDSC)(f)		0.17%	N/A	8.13%	06/03/09
Advisor Class(g)		1.21%	N/A	5.56%	02/01/10

Forward EM Corporate Debt Fund(h)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		5.55%	4.55%	5.12%	10/05/07
Institutional Class		6.04%	4.93%	5.48%	10/05/07
Class C (with CDSC)(e)		4.05%	4.11%	4.67%	10/05/07
Class C (without CDSC)(f)		5.05%	4.11%	4.67%	10/05/07

Forward Emerging Markets Fund(i)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	12.71%	-0.39%	13.60%	15.23%	04/09/03
Institutional Class	13.18%	0.01%	14.00%	6.82%	10/04/95
Advisor Class(g)	13.18%	N/A	N/A	4.31%	02/01/10

Forward Endurance Long/Short Fund			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class			5.53%	2.99%	12/31/11
Institutional Class			5.89%	3.34%	12/31/11

Forward Global Credit Long/Short Fund			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class			-2.31%	-0.23%	09/30/11
Institutional Class			-1.95%	0.15%	09/30/11
Class C (with CDSC)(e)			-3.80%	-0.83%	09/30/11
Class C (without CDSC)(f)			-2.88%	-0.83%	09/30/11
Advisor Class(g)			-1.97%	0.14%	09/30/11

7	June 30, 2013

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

See page 11 for important performance disclosure information about the Forward Funds.

Forward Global Dividend Fund(k)		1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class		11.49%	N/A	5.13%	05/02/11
Institutional Class		11.95%	4.66%	3.66%	01/31/07
Class A (load adjusted)(b)		4.83%	2.89%	2.97%	10/31/06
Class A (without load)(d)		11.24%	4.12%	3.89%	10/31/06

Forward International Dividend Fund(l)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	17.99%	-1.09%	7.53%	4.46%	10/01/98
Institutional Class	18.25%	-0.85%	N/A	-2.45%	05/01/07
Class A (load adjusted)(b)(j)	N/A	N/A	N/A	-12.63%	05/01/13
Class A (without load)(d)(j)	N/A	N/A	N/A	-7.27%	05/01/13
Class C (with CDSC)(e)(j)	N/A	N/A	N/A	13.87%	07/31/12
Class C (without CDSC)(f)(j)	N/A	N/A	N/A	14.87%	07/31/12
Advisor Class(g)	18.23%	N/A	N/A	1.89%	05/02/11

Forward International Small Companies Fund(m)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	21.91%	-0.89%	9.84%	8.95%	03/05/02
Institutional Class	22.21%	-0.57%	10.18%	8.09%	02/07/96
Advisor Class(g)	22.35%	N/A	N/A	7.45%	02/01/10

Forward Select EM Dividend Fund			1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class			14.51%	0.71%	05/02/11
Institutional Class			14.83%	2.31%	05/03/11
Class C (with CDSC)(e)			12.72%	0.11%	05/02/11
Class C (without CDSC)(f)			13.72%	0.11%	05/02/11
Advisor Class(g)			14.88%	1.12%	05/02/11

Forward Small Cap Equity Fund(n)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	26.14%	0.81%	6.38%	6.61%	10/01/98
Institutional Class	26.44%	1.20%	6.77%	5.85%	06/06/02
Advisor Class(g)	26.42%	N/A	N/A	10.42%	02/01/10

June 30, 2013	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

See page 11 for important performance disclosure information about the Forward Funds.

Forward Tactical Enhanced Fund(o)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	7.71%	3.81%	12/31/10
Institutional Class	8.04%	4.17%	12/31/10
Class A (load adjusted)(b)	1.33%	1.18%	12/31/10
Class A (without load)(d)	7.52%	3.62%	12/31/10
Class C (with CDSC)(e)	6.03%	3.15%	12/31/10
Class C (without CDSC)(f)	7.03%	3.15%	12/31/10
Advisor Class(g)	8.08%	3.69%	04/15/11

Forward Tactical Growth Fund	1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	6.08%	2.49%	09/14/09
Institutional Class	6.42%	2.82%	09/14/09
Class A (load adjusted)(b)	-0.17%	-0.57%	03/12/10
Class A (without load)(d)	5.91%	1.23%	03/12/10
Class C (with CDSC)(e)	4.46%	1.88%	09/14/09
Class C (without CDSC)(f)	5.46%	1.88%	09/14/09
Advisor Class(g)	6.41%	2.46%	02/01/10

Forward Commodity Long/Short Strategy Fund	1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-9.94%	-4.09%	12/31/10
Institutional Class	-9.58%	-3.76%	12/31/10
Class C (with CDSC)(e)	-11.34%	-10.91%	05/04/11
Class C (without CDSC)(f)	-10.44%	-10.91%	05/04/11
Advisor Class(g)	-9.61%	-10.02%	12/07/11
Class Z	-9.55%	-3.77%	12/31/10

Forward Managed Futures Strategy Fund	1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-10.71%	-11.84%	01/30/12
Institutional Class	-10.39%	-11.54%	01/30/12
Class C (with CDSC)(e)	-12.09%	-12.35%	01/30/12
Class C (without CDSC)(f)	-11.21%	-12.35%	01/30/12
Class Z	-10.35%	-12.13%	01/31/12

(a) Prior to May 1, 2011 the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

9	June 30, 2013

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

See page 11 for important performance disclosure information about the Forward Funds.

(c) Class A shares of the fund originally commenced operations on 12/29/06, were liquidated on 11/21/08, and were launched again on 09/01/10. The performance shown for any period beginning on or after 11/24/08 and lasting through 08/31/10 is that of the fund’s Investor Class shares adjusted to reflect the specific operating expenses applicable to Class A shares. The performance shown for any period beginning on or after 09/01/10 is that of the fund’s Class A shares.

(d) Excludes sales charge.

(e) Includes the 1.00% contingent deferred sales charge.

(f) Excludes the 1.00% contingent deferred sales charge.

(g) Prior to May 1, 2013, the Advisor Class was known as Class M.

(h) As of February 14, 2011, the Forward EM Corporate Debt Fund replaced the sub-advisor, Pictet Asset Management SA with SW Asset Management, LLC. Prior to May 1, 2011 the Forward EM Corporate Debt Fund was known as the Forward International Fixed-Income Fund.

(i) Effective September 1, 2012, the Trust and Forward Management terminated their sub-advisory agreement with Pictet Asset Management Ltd, for investment sub-advisory services provided for the Forward Emerging Markets Fund. The Fund is now advised solely by Forward Management. Performance figures shown for periods before September 1, 2012, represent performance of Pictet Asset Management Ltd, under the previous investment strategy for the Fund. The Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund were reorganized into the Investor and Institutional Class, respectively, of the Forward Global Emerging Markets Fund on September 16, 2004. Performance figures shown for prior periods prior to September 16, 2004 represent performance of the Retail Class and Institutional Class of the Pictet Global Emerging Markets Fund. Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(j) “Since inception” performance is not annualized for a “since inception” period that is less than 1 year.

(k) Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund. Prior to November 1, 2011 the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(l) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund. As of December 1, 2008, the Fund is directly managed by Forward Management, LLC., the Advisor to the Forward Funds. Performance figures and other portfolio data shown for periods prior to December 1, 2008, do not reflect Forward Management’s performance or strategy. Prior to September 1, 2005, the Forward International Equity Fund was known as the Forward Hansberger International Growth Fund. Pictet Asset Management Limited had been the Fund’s sub-advisor since September 1, 2005. From March 6, 2000 through August 31, 2005, Hansberger Global Investors, Inc. was the Fund’s sub-advisor and the Fund’s investment strategy was different. Prior to March 6, 2000, the Fund was managed by a different sub-advisor. Accordingly, performance figures for periods before September 1, 2005 do not reflect the current strategy or the sub-advisor’s performance.

(m) The Retail Class and Institutional Class of the Pictet International Small Companies Fund were reorganized into the Investor and Institutional classes, respectively, of the Forward International Small Companies Fund on December 23, 2003. Performance figures for periods prior to December 23, 2003 represent performance of the respective class of shares of the Pictet International Small Companies Fund.

(n) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(o) Effective November 1, 2012, the Trust and Forward Management terminated their sub-advisory agreement with Broadmark Asset Management, LLC, for investment sub-advisory services provided for the Forward Tactical Enhanced Fund. The Fund is now advised solely by Forward Management. Performance figures and other portolio data shown for periods prior to November 1, 2012, represent performance of Broadmark Asset Management, LLC, under the previous investment strategy for the Fund.

June 30, 2013	10

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Forward Credit Analysis Long/Short Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward EM Corporate Debt Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Forward Emerging Markets Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

June 30, 2013

11

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward Endurance Long/Short Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward Global Credit Long/Short Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward Global Dividend Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

June 30, 2013	12

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward International Dividend Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward International Small Companies Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including, exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Forward Select EM Dividend Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward Small Cap Equity Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility, and less regulation.

June 30, 2013

13

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Forward Tactical Enhanced Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Higher portfolio turnover rates will involve greater transaction costs, and may increase the potential for taxable distributions being paid to shareholders.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward Tactical Growth Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward Commodity Long/Short Strategy Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

June 30, 2013	14

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward Managed Futures Strategy Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

June 30, 2013

15

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

June 30, 2013	16

Forward Credit Analysis Long/Short Fund	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Investor Class
Actual	$1,000.00	$961.60	1.99%	$9.68

Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Institutional Class
Actual	$1,000.00	$961.90	1.64%	$7.98

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Class A
Actual	$1,000.00	$959.60	2.14%	$10.40

Hypothetical	$1,000.00	$1,014.18	2.14%	$10.69
Class C
Actual	$1,000.00	$958.80	2.59%	$12.58

Hypothetical	$1,000.00	$1,011.95	2.59%	$12.92
Advisor Class
Actual	$1,000.00	$963.00	1.66%	$8.08

Hypothetical	$1,000.00	$1,016.56	1.66%	$8.30
Forward EM Corporate Debt Fund
Investor Class
Actual	$1,000.00	$969.10	1.31%	$6.40

Hypothetical	$1,000.00	$1,018.30	1.31%	$6.56

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward EM Corporate Debt Fund (continued)	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Institutional Class
Actual	$1,000.00	$971.50	0.92%	$4.50

Hypothetical	$1,000.00	$1,020.23	0.92%	$4.61
Class C
Actual	$1,000.00	$967.50	1.87%	$9.12

Hypothetical	$1,000.00	$1,015.52	1.87%	$9.35
Forward Emerging Markets Fund
Investor Class
Actual	$1,000.00	$1,000.90	1.77%	$8.78

Hypothetical	$1,000.00	$1,016.02	1.77%	$8.85
Institutional Class
Actual	$1,000.00	$1,003.80	1.39%	$6.91

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Advisor Class
Actual	$1,000.00	$1,002.70	1.41%	$7.00

Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05
Forward Endurance Long/Short Fund
Investor Class
Actual	$1,000.00	$1,012.00	2.34%	$11.67

Hypothetical	$1,000.00	$1,013.19	2.34%	$11.68
Institutional Class
Actual	$1,000.00	$1,013.50	1.99%	$9.93

Hypothetical	$1,000.00	$1,014.93	1.99%	$9.94
Forward Global Credit Long/Short Fund
Investor Class
Actual	$1,000.00	$954.50	2.39%	$11.58

Hypothetical	$1,000.00	$1,012.94	2.39%	$11.93
Institutional Class
Actual	$1,000.00	$956.20	2.00%	$9.70

Hypothetical	$1,000.00	$1,014.88	2.00%	$9.99
Class C
Actual	$1,000.00	$951.90	2.99%	$14.47

Hypothetical	$1,000.00	$1,009.97	2.99%	$14.90
Advisor Class
Actual	$1,000.00	$956.10	2.02%	$9.80

Hypothetical	$1,000.00	$1,014.78	2.02%	$10.09

June 30, 2013

17

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward Global Dividend Fund	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Investor Class
Actual	$1,000.00	$1,075.60	1.26%	$6.48

Hypothetical	$1,000.00	$1,018.55	1.26%	$6.31
Institutional Class
Actual	$1,000.00	$1,078.50	0.93%	$4.79

Hypothetical	$1,000.00	$1,020.18	0.93%	$4.66
Class A
Actual	$1,000.00	$1,074.90	1.42%	$7.31

Hypothetical	$1,000.00	$1,017.75	1.42%	$7.10
Forward International Dividend Fund(c)
Investor Class
Actual	$1,000.00	$1,024.30	1.34%	$6.73

Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71
Institutional Class
Actual	$1,000.00	$1,025.40	0.99%	$4.97

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class A
Actual	$1,000.00	$927.30	1.49%	$2.40

Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45
Class C
Actual	$1,000.00	$1,020.60	1.94%	$9.72

Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69
Advisor Class
Actual	$1,000.00	$1,025.30	1.01%	$5.07

Hypothetical	$1,000.00	$1,019.79	1.01%	$5.06
Forward International Small Companies Fund
Investor Class
Actual	$1,000.00	$1,056.30	1.73%	$8.82

Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65
Institutional Class
Actual	$1,000.00	$1,057.80	1.38%	$7.04

Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90
Advisor Class
Actual	$1,000.00	$1,058.50	1.38%	$7.04

Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90

June 30, 2013	18

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward Select EM Dividend Fund	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Investor Class
Actual	$1,000.00	$991.40	1.77%	$8.74

Hypothetical	$1,000.00	$1,016.02	1.77%	$8.85
Institutional Class
Actual	$1,000.00	$992.90	1.39%	$6.87

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class C
Actual	$1,000.00	$987.90	2.37%	$11.68

Hypothetical	$1,000.00	$1,013.04	2.37%	$11.83
Advisor Class
Actual	$1,000.00	$992.90	1.39%	$6.87

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Forward Small Cap Equity Fund
Investor Class
Actual	$1,000.00	$1,199.00	1.41%	$7.69

Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05
Institutional Class
Actual	$1,000.00	$1,199.60	1.11%	$6.05

Hypothetical	$1,000.00	$1,019.29	1.11%	$5.56
Advisor Class
Actual	$1,000.00	$1,199.90	1.12%	$6.11

Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
Forward Tactical Enhanced Fund
Investor Class
Actual	$1,000.00	$1,013.20	1.82%	$9.08

Hypothetical	$1,000.00	$1,015.77	1.82%	$9.10
Institutional Class
Actual	$1,000.00	$1,015.10	1.47%	$7.34

Hypothetical	$1,000.00	$1,017.50	1.47%	$7.35
Class A
Actual	$1,000.00	$1,012.50	1.97%	$9.83

Hypothetical	$1,000.00	$1,015.03	1.97%	$9.84
Class C
Actual	$1,000.00	$1,010.20	2.42%	$12.06

Hypothetical	$1,000.00	$1,012.79	2.42%	$12.08
Advisor Class
Actual	$1,000.00	$1,015.50	1.49%	$7.45
Hypothetical	$1,000.00	$1,017.41	1.49%	$7.45

June 30, 2013

19

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward Tactical Growth Fund	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Investor Class
Actual	$1,000.00	$1,053.50	1.74%	$8.86

Hypothetical	$1,000.00	$1,016.17	1.74%	$8.70
Institutional Class
Actual	$1,000.00	$1,055.20	1.39%	$7.08

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class A
Actual	$1,000.00	$1,052.60	1.89%	$9.62

Hypothetical	$1,000.00	$1,015.42	1.89%	$9.44
Class C
Actual	$1,000.00	$1,050.50	2.34%	$11.90

Hypothetical	$1,000.00	$1,013.19	2.34%	$11.68
Advisor Class
Actual	$1,000.00	$1,055.20	1.41%	$7.19

Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05
Forward Commodity Long/Short Strategy Fund
Investor Class
Actual	$1,000.00	$1,098.50	1.78%	$9.26

Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90
Institutional Class
Actual	$1,000.00	$1,099.80	1.43%	$7.45

Hypothetical	$1,000.00	$1,017.70	1.43%	$7.15
Class C
Actual	$1,000.00	$1,095.30	2.37%	$12.31

Hypothetical	$1,000.00	$1,013.04	2.37%	$11.83
Advisor Class
Actual	$1,000.00	$1,100.10	1.44%	$7.50

Hypothetical	$1,000.00	$1,017.65	1.44%	$7.20
Class Z
Actual	$1,000.00	$1,100.40	1.38%	$7.19

Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90
Forward Managed Futures Strategy Fund
Investor Class
Actual	$1,000.00	$1,029.00	2.42%	$12.17

Hypothetical	$1,000.00	$1,012.79	2.42%	$12.08
Institutional Class
Actual	$1,000.00	$1,030.40	2.07%	$10.42

Hypothetical	$1,000.00	$1,014.53	2.07%	$10.34

June 30, 2013	20

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward Managed Futures Strategy Fund (continued)	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Class C
Actual	$1,000.00	$1,026.20	3.02%	$15.17

Hypothetical	$1,000.00	$1,009.82	3.02%	$15.05
Class Z
Actual	$1,000.00	$1,030.90	2.02%	$10.17

Hypothetical	$1,000.00	$1,014.78	2.02%	$10.09

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

(c) The Forward International Dividend Fund began offering Class A shares on May 1, 2013. Actual expenses on this class are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days since the class launched (61), then divided by 365.

June 30, 2013

21

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Forward Credit Analysis Long/Short Fund*
Municipal Bonds	114.18%
Corporate Bonds	1.17%
Preferred Stocks	0.17%
Net Other Assets and Liabilities	-15.52%
	100.00%

Forward EM Corporate Debt Fund*
Asia	36.39%
Latin America	27.47%
Middle East	12.28%
Africa	7.60%
Europe	6.85%
United States	6.83%
Net Cash & Cash Equivalents	2.58%
	100.00%

Forward Emerging Markets Fund
Financials	20.12%
Industrials	19.03%
Consumer Discretionary	11.98%
Consumer Staples	8.06%
Utilities	7.14%
Telecommunications Services	7.11%
Energy	6.47%
Materials	6.35%
Information Technology	4.72%
Health Care	3.28%
Net Cash & Cash Equivalents	5.74%
	100.00%

Forward Endurance Long/Short Fund*
Information Technology	54.78%	(a)
Industrials	14.42%
Materials	5.29%
Financials	4.64%
Health Care	4.49%
Exchange-Traded Funds	3.42%
Consumer Discretionary	2.13%
Energy	1.47%

Options Purchased	0.25%
Net Cash & Cash Equivalents	9.11%
100.00%

Forward Global Credit Long/Short Fund*
Corporate Bonds	57.44%
Foreign Government Obligations	13.39%
Convertible Corporate Bonds	4.44%
Common Stocks	4.25%
Asset-Backed Securities	3.12%
Net Cash & Cash Equivalents	17.36%
100.00%

Forward Global Dividend Fund
United States	43.24%
United Kingdom	7.40%
Switzerland	5.91%
Hong Kong	5.89%
Thailand	5.54%
Japan	5.08%
Indonesia	3.34%
Italy	3.20%
France	2.72%
Netherlands	2.23%
China	2.02%
Taiwan	2.02%
Germany	1.52%
Pakistan	1.18%
South Korea	1.04%
Peru	0.85%
Mexico	0.78%
Brazil	0.76%
South Africa	0.75%
Turkey	0.75%
Net Cash & Cash Equivalents	3.78%
100.00%

Forward International Dividend Fund
Financials	16.84%
Consumer Discretionary	14.70%

June 30, 2013	22

Summary of Portfolio Holdings (Note 10) (Unaudited)

Forward International Dividend Fund (continued)
Industrials	11.51%
Telecommunications Services	11.15%
Health Care	9.00%
Consumer Staples	8.48%
Materials	8.16%
Utilities	6.50%
Energy	5.61%
Information Technology	5.26%
Mortgage Securities	2.35%
Collateralized Mortgage Obligations	0.43%
Net Cash & Cash Equivalents	0.01%
100.00%

Forward International Small Companies Fund
Industrials	19.54%
Consumer Discretionary	18.46%
Information Technology	16.51%
Financials	15.11%
Consumer Staples	8.11%
Health Care	6.37%
Energy	3.81%
Exchange-Traded Funds	3.31%
Materials	2.79%
Telecommunications Services	1.95%
Utilities	1.17%
Net Cash & Cash Equivalents	2.87%
100.00%

Forward Select EM Dividend Fund*
Financials	15.59%
Industrials	12.86%
Consumer Staples	10.76%
Consumer Discretionary	8.89%
Telecommunications Services	7.47%
Energy	6.23%
Materials	4.56%
Information Technology	4.29%
Collateralized Mortgage Obligations	4.07%
Utilities	3.80%
Health Care	2.86%
Net Cash & Cash Equivalents	18.62%
100.00%

Forward Small Cap Equity Fund*
Consumer Discretionary	18.89%
Health Care	18.17%
Information Technology	13.26%
Financials	13.02%
Utilities	6.15%
Energy	5.82%
Industrials	5.53%
Materials	4.74%
Consumer Staples	3.07%
Affiliated Investment Companies	1.00%
Net Cash & Cash Equivalents	10.35%
100.00%

Forward Tactical Enhanced Fund
Repurchase Agreements	62.67%
Net Cash & Cash Equivalents	37.33%
100.00%

Forward Tactical Growth Fund*
U.S. Treasury Bonds & Notes	77.08%
Exchange-Traded Funds	14.93%
Net Cash & Cash Equivalents	7.99%
100.00%

Forward Commodity Long/Short Strategy Fund*
Agency Pass-Through Securities	25.67%
U.S. Treasury Bonds & Notes	16.68%
Corporate Bonds	16.30%
Municipal Bonds	5.10%
Collateralized Mortgage Obligations	1.16%
Asset-Backed Securities	0.46%
Net Cash & Cash Equivalents	34.63%
100.00%

Forward Managed Futures Strategy Fund*
Exchange-Traded Funds	59.66%
Net Cash & Cash Equivalents	40.34%
100.00%

These allocations may not reflect the current or future position of the portfolios.

* Weightings reflect long positions and excludes securities sold short, short-term instruments and derivative instruments.

(a) When sector categorization is broken down by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

June 30, 2013

23

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Shares		Value (Note 2)

Preferred Stocks: 0.17%
Electric: 0.17%

12,188	Southern California Edison Co.(a)(b) 4.630%	$1,238,987

	Total Preferred Stocks (Cost $1,198,994)	1,238,987

Principal Amount

Corporate Bonds: 1.17%
Consumer Cyclical: 0.00%

$ 250,000	General Motors Corp., Sr. Unsec. Notes 7.200%, 01/15/12(c)(d)	0

Financials: 0.56%

3,000,000	Nationwide Mutual Insurance Co., Sub. Notes 5.810%, 12/15/24(a)(b)(e)	3,052,500

1,000,000	Penske Truck Leasing Co. Lp (PTL Finance Corp.), Unsec. Notes 3.750%, 05/11/17(e)	1,046,927

		4,099,427

Industrials: 0.61%

4,000,000	Enterprise Products Operating Llc, Gtd. Notes, Series B 7.034%, 01/15/68(a)(b)	4,494,400

	Total Corporate Bonds (Cost $7,682,814)	8,593,827

Municipal Bonds: 114.18%
Alaska: 2.22%

7,170,000	Northern Alaska Tobacco Securitization Corp., Revenue Bonds (Tobacco Settlement Asset Backed), Series A 5.000%, 06/01/32(a)	6,154,943

12,900,000	5.000%, 06/01/46(a)	10,155,267

		16,310,210

Arizona: 0.93%

6,285,000	Salt Verde, Arizona, Financial Corp., Senior Gas Revenue Bonds 5.000%, 12/01/37	6,240,879

500,000	5.250%, 12/01/20	561,525

		6,802,404

Principal Amount		Value (Note 2)
California: 19.43%

$ 5,750,000	Alameda County Joint Powers Authority, Lease Revenue Bonds (Build America Bonds-Recovery Zone Economic Development), Series 49 7.046%, 12/01/44(a)	$6,725,660

14,590,000	California County Tobacco Securitization Agency, Convertible Asset-Backed Revenue Bonds, (Los Angeles County) 5.600%, 06/01/36	12,676,959

5,500,000	5.650%, 06/01/41	4,611,915

500,000	California Educational Facilities Authority, General Obligation Revenue Bonds (San Francisco University) 5.000%, 10/01/21	574,505

2,800,000	California Housing Finance Agency, Revenue Bonds (Alternative Minimum Tax Home Mortgage), Series K 5.500%, 02/01/42	2,885,484

1,425,000	California State Health Facilities Financing Authority, Revenue Bonds (Catholic Health Care West), Series J 5.625%, 07/01/32(a)	1,469,246

2,320,000	California State Pollution Control Financing Authority, Revenue Bonds (Refunding Pacific Gas-D-Rmkt) 4.750%, 12/01/23	2,428,530

2,000,000	California State Pollution Control Financing Authority, Water Furnishing Revenue Bonds 5.000%, 07/01/37	1,953,560

9,000,000	5.000%, 07/01/37(a)(e)	8,236,530

6,000,000	California State Public Works Board, Lease Revenue Bonds (Various Capital Project), Series A 5.000%, 04/01/37(a)	6,127,440

1,500,000	California State Public Works Board, Lease Revenue Bonds, (Judicial Council Project), Series A 5.000%, 03/01/38	1,529,850

1,800,000	California State Public Works Board, Revenue Bonds (Build America Bonds), Series G-2 8.361%, 10/01/34(a)	2,297,016

June 30, 2013	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
California (continued): 19.43%

$ 2,000,000	California State Public Works Board, Revenue Bonds, Series A-1 5.750%, 03/01/30(a)	$2,220,040

3,500,000	California Statewide Communities Development Authority, Revenue Bonds (Various Kaiser Rmkt), Series C 5.250%, 08/01/31	3,586,660

5,510,000	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Enhanced Tobacco Settlement), Series A 5.000%, 06/01/45	5,725,551

11,535,000	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-1 4.500%, 06/01/27	10,829,058

21,115,000	5.125%, 06/01/47	16,293,179

13,280,000	Golden State Tobacco Securitization Corp., Asset-Backed Revenue Bonds (California Tobacco Settlement), Sr. Series A-2, VRDN 5.300%, 06/01/37(b)	11,217,085

1,000,000	Long Beach, California Bond Finance Authority, Revenue Bonds, Series A 5.000%, 11/15/15(a)	1,069,950

2,725,000	Los Angeles Convention & Exhibit Center Authority, Lease Revenue Bonds, Series A 5.125%, 08/15/22(a)	2,982,785

6,000,000	Los Angeles Department of Water & Power, Waterworks Revenue Bonds, Series B 5.000%, 07/01/43(a)	6,310,560

2,500,000	Los Angeles Regional Airports Improvement Corp., Lease Revenue Bonds, Series C, VRDN 7.500%, 12/01/24(b)	2,496,750

8,800,000	Northern California Gas Authority, No. 1 Revenue Bonds, VRDN 0.910%, 07/01/27(a)(b)	7,456,328

9,960,000	Northern California Tobacco Securitization Authority, Asset-Backed Revenue Bonds, Series A-1 5.500%, 06/01/45	8,203,255

Principal Amount		Value (Note 2)

$1,925,000	State of California Municipal Bonds, General Obligation Revenue Bonds (Build America Bonds) 5.250%, 04/01/14(a)	$1,993,876

8,170,000	7.550%, 04/01/39(a)	10,948,127

		142,849,899

Colorado: 0.75%

2,365,000	Denver City & County, Special Facilities Airport Revenue Bonds (United Airlines Project), Series A 5.250%, 10/01/32	2,246,679

2,885,000	Denver Colorado Health & Hospital Authority Healthcare, Revenue Bonds, Series B, VRDN 1.284%, 12/01/33(a)(b)	2,599,356

590,000	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds 5.750%, 11/15/18	642,068

		5,488,103

Connecticut: 1.59%

5,015,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Hartford Heath Care), Series A 5.000%, 07/01/41(a)	5,124,327

5,400,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Stamford Hospital), Series I 5.000%, 07/01/30(a)	5,576,850

950,000	Connecticut State Health & Educational Facility Authority, Revenue Bonds (Yale-New Haven Hospital), Insured Ambac Indemnity Corp., Series J-1 5.000%, 07/01/26(a)	1,007,380

		11,708,557

Florida: 1.35%

5,000,000	Broward County Florida, Airport System Revenue Bonds, Series Q-1 5.000%, 10/01/37(a)	5,206,250

1,545,000	Citizens Property Insurance Corp., Sr. Sec. Revenue Bonds, Series A-1 5.250%, 06/01/17	1,720,636

700,000	6.000%, 06/01/16(a)	782,369

See Notes to Financial Statements	25	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Florida (continued): 1.35%

$2,180,000	Hillsborough County Florida Industrial Development Authority, Hospital Revenue Bonds (Tampa General Hospital Project), Series A 5.000%, 10/01/34(a)	$2,191,990

		9,901,245

Georgia: 3.74%

5,710,000	City of Atlanta, Georgia Water & Wastewater Revenue Bonds, Series A 5.500%, 11/01/27(a)	6,471,029

6,600,000	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds) 6.655%, 04/01/57(a)	7,046,952

7,600,000	Municipal Electric Authority of Georgia, Revenue Bonds (Build America Bonds, Plant Vogtle Units 3&4 Project), Series P 7.055%, 04/01/57(a)	7,491,244

6,000,000	Municipal Electric Authority of Georgia, Revenue Bonds, (Build America Bonds, Plant Vogtle Units 3&4 Project), Series J 6.637%, 04/01/57(a)	6,479,160

		27,488,385

Guam: 1.03%

5,000,000	Guam Government Municipal Bonds, General Obligation Unlimited, Series A 7.000%, 11/15/39(a)	5,406,200

2,100,000	Guam Government Municipal Bonds, Series A 6.000%, 11/15/19(a)	2,198,007

		7,604,207

Illinois: 0.59%

500,000	Illinois State Finance Authority, Revenue Bonds (Northwestern Memorial Healthcare) 5.000%, 08/15/43	523,070

675,000	Railsplitter Tobacco Settlement Authority, Revenue Bonds 5.000%, 06/01/17	753,502

3,000,000	State of Illinois, General Obligation Unlimited Bonds (Build America Bonds) 6.630%, 02/01/35	3,097,140

		4,373,712

Principal Amount		Value (Note 2)
Indiana: 0.55%

$ 3,835,000	Indiana Finance Authority Finance Authority, Hospital Revenue Bonds (Parkview Health System) 5.000%, 05/01/29	$4,059,117

Iowa: 4.61%

1,000,000	Iowa Finance Authority, Midwestern Disaster Area Revenue Bonds (Iowa Fertilizer Co., Project) 5.000%, 12/01/19	998,870

6,000,000	5.250%, 12/01/25	5,897,760

3,000,000	5.500%, 12/01/22	3,024,960

9,375,000	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds (Capital Appreciation), Series B 5.600%, 06/01/34	8,397,375

11,720,000	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series A 6.500%, 06/01/23	11,256,826

5,000,000	Iowa Tobacco Settlement Authority, Asset-Backed Revenue Bonds, Series C 5.625%, 06/01/46	4,348,200

		33,923,991

Kentucky: 1.00%

2,675,000	Kentucky Economic Development Finance Authority, Revenue Bonds (Baptist Healthcare System), Series A 5.375%, 08/15/24(a)	2,976,874

1,285,000	Kentucky Housing Corp., Housing Revenue Bonds, Series A 4.250%, 07/01/33	1,285,000

3,025,000	Louisville & Jefferson County, Kentucky, Metropolitan Government Health System Revenue Bonds (Norton Healthcare, Inc.) 5.250%, 10/01/36(a)	3,113,723

		7,375,597

Louisiana: 2.36%

1,475,000	Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds, (Westlake Chemical Corp., Project) 6.750%, 11/01/32	1,585,477

June 30, 2013	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Louisiana (continued): 2.36%

$2,100,000	Louisiana Public Facilities Authority, Revenue Bonds (Christus Health), Series A 6.000%, 07/01/29(a)	$2,288,034

1,675,000	Louisiana Public Facilities Authority, Revenue Bonds (Franciscan Missionaries Project) 6.750%, 07/01/39	1,891,712

3,000,000	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project) 6.250%, 05/15/31(a)	3,418,980

3,730,000	Louisiana Public Facilities Authority, Revenue Bonds (Ochsner Clinic Foundation Project), Series A 5.250%, 05/15/38(a)	3,837,387

3,000,000	Louisiana, Tobacco Settlement Financing Corp., Revenue Bonds (Asset Backed), Series 2001B 5.875%, 05/15/39	3,000,000

1,300,000	St. John Baptist Parish, Louisiana Revenue Bonds (Marathon Oil Corp.), Series A 5.125%, 06/01/37	1,306,565

		17,328,155

Maine: 1.22%

5,875,000	Maine State Health & Higher Educational Facilities Authority, Revenue Bonds (Eastern Maine Medical Center Obligation Group) 5.000%, 07/01/43(a)	5,875,000

2,675,000	Maine State Health & Higher Educational Facilities Authority, Revenue Bonds (Maine General Medical Center) 6.750%, 07/01/36(a)	3,075,394

		8,950,394

Maryland: 0.69%

5,005,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (University of Maryland Medical Systems), Series A 5.000%, 07/01/43(a)	5,051,897

Massachusetts: 0.51%

3,280,000	Massachusetts Development Finance Agency, Revenue Bonds (Tufts Medical Center), Series I 6.250%, 01/01/27(a)	3,767,539

Principal Amount		Value (Note 2)
Michigan: 0.46%

$2,200,000	Detroit Water & Sewerage Department Sewerage Disposal System, Revenue and Revenue Refunding Sr. Lien Bonds, Series A 5.250%, 07/01/39	$2,109,734

1,225,000	Michigan State Hospital Finance Authority, Revenue Bonds (Henry Ford Health System), Series A 5.250%, 11/15/32(a)	1,262,595

		3,372,329

Mississippi: 0.47%

2,990,000	Mississippi Development Bank, Revenue Bonds (Magnolia Regional Health Center), Series A 6.500%, 10/01/31(a)	3,458,055

Missouri: 0.13%

850,000	St. Louis, Missouri, Airport Revenue Bonds (Lambert-St. Louis International), Series A-1 6.625%, 07/01/34(a)	952,026

Nebraska: 1.95%

6,700,000	Nebraska Central Plains Energy Project, Gas Project Revenue Bonds (Project No.3) 5.000%, 09/01/27(a)	6,788,038

7,500,000	5.000%, 09/01/32	7,543,350

		14,331,388

New Hampshire: 0.35%

2,450,000	New Hampshire Business Finance Authority, Pollution Control Revenue Bonds (United Illuminating Co.), Series A, VRDN 4.500%, 07/01/27(a)(b)	2,554,492

New Jersey: 6.47%

2,000,000	New Jersey Economic Development Authority, Revenue Bonds 5.000%, 06/15/20	2,161,840

2,000,000	New Jersey Economic Development Authority, Revenue Bonds (Continental Airlines Project) 5.500%, 06/01/33	1,873,560

4,000,000	5.250%, 09/15/29	3,754,560

2,255,000	New Jersey State Health Care Facilities Financing Authority, Revenue Bonds (Barnabas Health), Series A 5.625%, 07/01/32(a)	2,356,002

See Notes to Financial Statements	27	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
New Jersey (continued): 6.47%

$ 1,500,000	New Jersey State Transportation Trust Fund Authority, Revenue Bonds, Series B 5.250%, 06/15/24	$1,697,445

3,500,000	New Jersey State Turnpike Authority, Revenue Bonds, Series A 5.000%, 01/01/43	3,628,275

12,875,000	New Jersey Tobacco Settlement Financing Corp., Revenue Bonds, Series 1A 4.625%, 06/01/26	11,567,029

25,720,000	5.000%, 06/01/41	20,556,195

		47,594,906

New York: 8.62%

1,225,000	Albany, New York Industrial Development Agency, Civic Facility Revenue Bonds (St. Peter’s Hospital Project), Series A 5.750%, 11/15/22(a)	1,338,251

1,000,000	Brooklyn Arena Local Development Corp., Revenue Bonds (Barclays Center Project) 6.000%, 07/15/30(a)	1,133,010

5,910,000	Erie Tobacco Asset Securitization Corp., Asset-Backed Revenue Bonds (New York Tobacco Settlement), Series E 6.000%, 06/01/28	5,745,347

3,395,000	Liberty, New York, Development Corp., Revenue Bonds (Goldman Sachs Headquarters, Llc) 5.250%, 10/01/35	3,626,335

5,015,000	New York City, Industrial Development Agency, Special Facilities Revenue Bonds (American Airlines, Inc. - JFK International Airport), VRDN 7.625%, 08/01/25(a)(b)(f)	5,631,594

7,000,000	7.750%, 08/01/31(a)(b)(f)	7,886,550

6,000,000	8.000%, 08/01/28(a)(b)(f)	6,789,840

4,220,000	New York City, New York Industrial Development Agency, Revenue Bonds (Queens Baseball Stadium-Pilot Project) 5.000%, 01/01/39	3,778,546

2,295,000	5.000%, 01/01/18(a)	2,358,594

5,735,000	5.000%, 01/01/31	5,409,252

Principal Amount		Value (Note 2)

$ 750,000	New York City, New York Municipal Water Finance Authority, Water & Sewer Revenue Bonds, Series EE 6.011%, 06/15/42(a)	$872,003

10,000,000	New York City, New York Municipal Water Finance Authority, Water & Sewer Second General Resolution Revenue Bonds, Series BB 5.000%, 06/15/47(a)	10,436,000

4,200,000	New York State, Liberty Development Corp., Liberty Revenue Bonds (Port Authority Consolidated Bonds), Series 1WTC-2011 5.000%, 12/15/41(a)	4,373,124

4,025,000	New York Tobacco Settlement Asset Securitization Corp., Revenue Bonds, Series 1 4.750%, 06/01/22	3,956,012

		63,334,458

North Carolina: 1.96%

2,000,000	Charlotte, North Carolina Special Facilities Revenue Bonds (Charlotte/Douglas International Airport) 5.600%, 07/01/27	1,895,420

2,000,000	Charlotte, North Carolina, Airport Revenue Bonds, Series A 5.000%, 07/01/41	2,117,440

3,400,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Duke University Health Systems), Series A 5.000%, 06/01/42(a)	3,526,072

1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Vidant Health), Series A 5.000%, 06/01/36	1,037,080

1,000,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (WakeMed Health), Series A 4.125%, 10/01/38	879,310

3,860,000	5.000%, 10/01/31(a)	4,073,111

825,000	North Carolina Municipal Power Agency, No. 1 Revenue Bonds (Catawba Electric), Series A 5.000%, 01/01/30	869,913

		14,398,346

June 30, 2013	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Ohio: 6.42%

$ 765,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Build America Bonds) 6.053%, 02/15/43(a)	$824,089

1,250,000	American Municipal Power-Ohio, Inc., Revenue Bonds (Fremont Energy Center Project), Series B 5.000%, 02/15/42	1,278,925

10,585,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset Backed Sr. Turbo), Series A-2 5.875%, 06/01/30	8,977,985

10,785,000	5.875%, 06/01/47	8,728,300

2,380,000	6.000%, 06/01/42	1,991,989

7,000,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Asset-Backed Sr. Turbo), Series A-2 5.125%, 06/01/24	6,321,700

6,000,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Revenue Bonds (Capital Appreciation Asset-Backed Sr. Convertible), Series A-3, VRDN 6.250%, 06/01/37(b)	5,171,460

2,230,000	County of Butler, Ohio Hospital Facilities Revenue Bonds (UC Health) 5.500%, 11/01/40	2,274,243

1,500,000	County of Hancock, Ohio Hospital Revenue Bonds (Blanchard Valley Regional Health Center) 5.750%, 12/01/26(a)	1,700,385

5,000,000	JobsOhio Beverage System Statewide Liquor Profits, Revenue Bonds, Sr. Lien, Series A 5.000%, 01/01/38	5,179,700

5,000,000	JobsOhio Beverage System Statewide Liquor Profits, Revenue Bonds, Sr. Lien, Series B 3.985%, 01/01/29(a)	4,785,150

		47,233,926

Oklahoma: 0.63%

4,400,000	Oklahoma State Development Finance Authority, Revenue Bonds (St. John Health System, Inc.) 5.000%, 02/15/34(a)	4,606,712

Principal Amount		Value (Note 2)
Pennsylvania: 2.18%

$ 1,750,000	Allegheny County Industrial Development Authority, Revenue Bonds (Environmental Improvement) 6.750%, 11/01/24(a)	$1,913,223

2,700,000	Pennsylvania State Turnpike, Commission Turnpike Revenue Bonds, Sub-Series B 5.250%, 06/01/39(a)	2,808,243

2,600,000	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds (Temple University Health Systems), Series A 5.625%, 07/01/42	2,511,756

7,425,000	Philadelphia Hospitals & Higher Education Facilities Authority, Revenue Bonds (Temple University Health Systems), Series B 5.500%, 07/01/26	7,688,216

1,000,000	6.250%, 07/01/23	1,086,150

		16,007,588

Puerto Rico: 20.94%

6,000,000	Children’s Trust Fund, Asset Backed Revenue Bonds, Series A 0.000%, 05/15/50	420,720

5,500,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Bonds, Sr. Lien, Series A 5.000%, 07/01/46	4,590,795

10,135,000	5.250%, 07/01/42	8,583,534

6,740,000	5.750%, 07/01/37	6,190,960

3,875,000	6.000%, 07/01/44	3,652,304

2,000,000	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series A 5.500%, 07/01/32(a)	1,898,400

6,000,000	5.750%, 07/01/28	5,922,960

7,500,000	5.750%, 07/01/41	6,997,725

5,000,000	Puerto Rico Commonwealth, General Obligation Unlimited Bonds (Public Improvement), Series C 6.000%, 07/01/39	4,922,400

See Notes to Financial Statements	29	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Puerto Rico (continued): 20.94%

$7,500,000	Puerto Rico Commonwealth Government Development Bank, Revenue Bonds, Taxable Sr. Notes, Series A 4.375%, 02/01/19	$7,010,100

1,550,000	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series L 5.250%, 07/01/38(a)	1,391,233

4,105,000	Puerto Rico Commonwealth Highway & Transportation Authority, Transportation Revenue Bonds, Series N 5.250%, 07/01/39(a)	3,667,612

1,800,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Insured Ambac Indemnity Corp., Series C 5.500%, 07/01/24(a)	1,763,694

475,000	5.500%, 07/01/25(a)	463,605

1,300,000	Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Revenue Bonds, Series C 5.500%, 07/01/16(a)	1,346,345

6,200,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series CCC 5.250%, 07/01/27(a)	5,916,846

5,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series TT 5.000%, 07/01/32	4,570,000

2,900,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series UU, 0.890%, 07/01/31(a)(b)	2,003,523

2,500,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series VV 5.250%, 07/01/29	2,323,375

1,250,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series WW 5.250%, 07/01/25(a)	1,214,275

4,000,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series ZZ 5.250%, 07/01/19	4,147,560

1,855,000	Puerto Rico Infrastructure Financing Authority, Revenue Bonds (Ports Authority), Series B 5.250%, 12/15/26	1,719,084

Principal Amount		Value (Note 2)

$17,120,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Capital Appreciation, Series A 0.000%, 07/01/36	$3,449,338

625,000	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series B 5.000%, 07/01/18	628,444

900,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Insured XL Capital Assurance, Inc., Series H 5.250%, 07/01/13(a)	900,000

3,750,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Sereis S 5.875%, 07/01/39	3,631,200

6,250,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series M-2, VRDN 5.750%, 07/01/34(b)	6,440,625

5,800,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series P 6.125%, 07/01/23	5,935,488

1,000,000	Puerto Rico Public Buildings Authority, Guaranteed Revenue Bonds (Government Facilities), Series S 6.000%, 07/01/41	978,770

7,905,000	Puerto Rico Public Finance Corp., Revenue Bonds (Commonwealth Appropriation), Series B 5.500%, 08/01/31	7,375,681

5,000	Puerto Rico Sales Tax Financing Corp., Prerefunded Sales Tax Revenue Bonds (First Subordinate), Series A 5.500%, 08/01/28(a)	6,115

80,000,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (Capital Appreciation), Series A 0.000%, 08/01/54	6,160,000

18,000,000	0.000%, 08/01/44	2,849,400

June 30, 2013	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Puerto Rico (continued): 20.94%

$ 4,735,000	Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue Bonds (First Subordinate), Series A 5.375%, 08/01/39	$4,736,089

10,875,000	5.500%, 08/01/42(a)	10,922,089

6,400,000	5.750%, 08/01/37	6,557,696

4,050,000	6.000%, 08/01/42	4,223,218

7,100,000	6.500%, 08/01/44	7,621,211

795,000	Puerto Rico Sales Tax Financing Corp., Unrefunded Sales Tax Revenue Bonds (First Subordinate), Series A 5.500%, 08/01/28(a)	831,244

		153,963,658

South Carolina: 0.19%

1,255,000	South Carolina State Jobs-Economic Development Authority, Hospital Revenue Bonds (Palmetto Health), Series A 6.500%, 08/01/39	1,420,635

Tennessee: 2.80%

3,290,000	Johnson City Health & Educational Facilities Board, First Mortgage Revenue Bonds (Mountain States Health Alliance), Series A 5.500%, 07/01/31(a)	3,427,950

2,000,000	Johnson City Health & Educational Facilities Board, Hospital Revenue Bonds (Mountain States Health Alliance) 6.000%, 07/01/38	2,130,180

8,400,000	6.500%, 07/01/38	9,203,376

5,835,000	Sullivan County, Tennessee, Health Educational & Housing Facilities Board, Hospital Revenue Bonds (Wellmont Health System Project), Series C 5.250%, 09/01/36(a)	5,844,686

		20,606,192

Texas: 11.16%

2,000,000	Brazos River Authority Texas, Pollution Control Revenue Bonds (Refunding Texas Electric Co.-A-Rmkt) 8.250%, 10/01/30	160,000

Principal Amount		Value (Note 2)

$ 2,000,000	Central Texas Regional Mobility Authority, Revenue Bonds, Sr. Lien, Series A 5.000%, 01/01/43	$1,928,320

2,250,000	Central Texas Regional Mobility Authority, Sr. Lien Revenue Bonds 5.750%, 01/01/31(a)	2,455,627

2,000,000	City Public Service Board of San Antonio, Texas Electric & Gas Systems Revenue Bonds, Jr. Lien 5.000%, 02/01/43	2,092,460

3,000,000	Houston, Texas Airport Systems, Revenue Bonds (Special Facilities Continental Airlines, Inc., Terminal Projects) 6.625%, 07/15/38	3,127,740

1,100,000	Love Field Airport Modernization Corp., Special Facilities Revenue Bonds (Southwest Airlines Co. Project) 5.000%, 11/01/28	1,096,425

2,700,000	North Central Texas Health Facility Development Corp., Hospital Revenue Bonds (Children’s Medical Center of Dallas Project) 5.000%, 08/15/32(a)	2,895,912

10,950,000	North Texas Tollway Authority, Revenue Bonds (Build America Bonds), Sub-Lien, Series B-2 8.910%, 02/01/30(a)	12,647,140

1,200,000	North Texas Tollway Authority, Revenue Bonds, Sub-Lien, Series A 6.250%, 02/01/23	1,333,512

4,250,000	State of Texas, Private Activity Bond Surface Transportation Corp., Revenue Bonds (Sr. Lien LBJ Infrastructure Group) 7.000%, 06/30/40	5,001,103

1,500,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Series A 5.000%, 12/15/16	1,625,775

10,100,000	Texas Municipal Gas Acquisition & Supply Corp., Gas Supply Revenue Bonds, Sr. Lien, Series B, VRDN 0.883%, 12/15/26(a)(b)	8,630,046

See Notes to Financial Statements	31	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)
Texas (continued): 11.16%

$3,945,000	Texas Municipal Gas Acquisition & Supply Corp., I, Gas Supply Revenue Bonds, Sr. Lien, Series D 5.625%, 12/15/17	$4,274,052

8,850,000	6.250%, 12/15/26	10,282,904

7,900,000	Texas Municipal Gas Acquisition & Supply Corp., III, Gas Supply Revenue Bonds 5.000%, 12/15/27(a)	7,988,796

5,000,000	5.000%, 12/15/29	5,018,550

2,500,000	5.000%, 12/15/30	2,501,800

1,900,000	5.000%, 12/15/32	1,888,258

7,000,000	Texas Transportation Commission, Turnpike Systems Revenue Bonds, 1st Tier, Series A 5.000%, 08/15/41(a)	7,025,060

525,000	Trinity River Authority Texas, Pollution Control Revenue Bonds (Texas Electric Co. Project) 6.250%, 05/01/28(a)	35,438

		82,008,918

Utah: 0.35%

2,500,000	Utah County, Hospital Revenue Bonds (IHC Health Services, Inc.) 5.000%, 05/15/43	2,605,450

Virgin Islands: 0.36%

500,000	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Capital Projects), Series A-1 5.000%, 10/01/39	517,020

2,000,000	Virgin Islands Public Finance Authority, Revenue Bonds (Sr. Lien/Manufacturing Federal Loan Notes), Series A 5.000%, 10/01/29(a)	2,106,580

		2,623,600

Virginia: 4.03%

7,070,000	Tobacco Settlement Financing Corp., Revenue Bonds, Sr. Series B-1 5.000%, 06/01/47	5,091,814

3,300,000	Virginia State Small Business Financing Authority, Revenue Bonds (Sr. Lien Elizabeth River Crossings Opco, Llc Project) 5.250%, 01/01/32	3,179,022

5,000,000	5.500%, 01/01/42	4,765,350

Principal Amount		Value (Note 2)

$8,000,000	6.000%, 01/01/37(a)	$8,133,280

9,500,000	Virginia State Small Business Financing Authority, Revenue Bonds (Sr. Lien Express Lanes, Llc Project) 5.000%, 01/01/40(a)	8,454,240

		29,623,706

Washington: 0.97%

7,000,000	Washington State Health Care Facilities Authority, Revenue Bonds (Providence Health & Services), Series A 5.000%, 10/01/42(a)	7,150,220

West Virginia: 0.19%

1,340,000	County of Pleasants, West Virginia Pollution Control Revenue Bonds (Allegheny Energy Supply Co.), Series F 5.250%, 10/15/37	1,386,042

Wisconsin: 0.98%

800,000	University of Wisconsin Hospitals & Clinics Authority, Revenue Bonds, Series A 5.000%, 04/01/38	818,536

3,275,000	Wisconsin State General Fund Annual Appropriation, Revenue Bonds, Series A 5.750%, 05/01/33(a)	3,747,452

2,455,000	Wisconsin State Health & Educational Facilities Authority, Revenue Bonds (Aurora Health Care, Inc.), Series A 5.625%, 04/15/39(a)	2,613,249

		7,179,237

	Total Municipal Bonds (Cost $865,876,417)	839,395,296

	Total Investments: 115.52% (Cost $874,758,225)	849,228,110

	Net Other Assets and Liabilities: (15.52)%	(114,079,960)

	Net Assets: 100.00%	$735,148,150

June 30, 2013	32	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Credit Analysis Long/Short Fund

Principal Amount		Value (Note 2)

Schedule of Securities Sold Short
Corporate Bonds

$ (2,000,000)	Citigroup, Inc., Sr. Unsec. Notes 4.500%, 01/14/22	$(2,086,248)

(2,250,000)	Ford Motor Credit Co. Llc., Sr. Unsec. Notes 5.750%, 02/01/21	(2,441,088)

(2,000,000)	Prudential Financial, Inc., Sr. Unsec. Notes, Series Medium-Term Notes 4.500%, 11/15/20	(2,134,076)
		(6,661,412)

U.S. Treasury Bonds & Notes

(73,400,000)	U.S. Treasury Bonds 1.625%, 11/15/22	(68,479,925)

(39,000,000)	2.750%, 08/15/42	(33,713,667)

(41,000,000)	2.750%, 11/15/42	(35,407,354)

(9,000,000)	3.000%, 05/15/42	(8,216,019)

(15,000,000)	U.S. Treasury Notes 0.125%, 04/30/15	(14,942,280)

(35,000,000)	0.500%, 07/31/17	(34,152,335)

(22,500,000)	0.625%, 04/30/18	(21,736,237)

(23,250,000)	2.000%, 11/15/21	(22,835,871)
		(239,483,688)

	Total Securities Sold Short (Proceeds $250,610,352)	$(246,145,100)

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for short sales. At period end, the aggregate market value of those securities was $328,726,215, representing 44.72% of net assets.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

(c) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(d) Security in default on interest payments.

(e) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $12,335,957, representing 1.68% of net assets.

(f) Security in default on prior interest payments, pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
08/12/08	General Motors Corp., Sr. Unsec. Notes 7.200%, 01/15/12(c)(d)	$0	$0	0.00%

Investment Abbreviations:

Gtd. — Guaranteed

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

VRDN — Variable Rate Demand Notes

See Notes to Financial Statements	33	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Shares			Value (Note 2)

Common Stocks: 0.94%
Colombia: 0.94%

162,100	Pacific Rubiales Energy Corp.		$2,865,879

	Total Common Stocks (Cost $3,980,292)		2,865,879

Principal Amount		Currency

Foreign Government Obligations: 4.80%
Argentina: 3.40%

200,000	Provincia de Buenos Aires, Sr. Unsec. Notes 10.875%, 01/26/21(a)	USD	133,000

11,471,000	11.750%, 10/05/15(a)	USD	9,578,285

40,000,000	Republic of Argentina, GDP-Linked Security 0.000%, 12/15/35(c)(j)	ARS	659,457

			10,370,742

Brazil: 1.40%

4,400,000	Brazil Minas SPE via State of Minas Gerais, Sec. Notes 5.333%, 02/15/28(d)	USD	4,290,000

	Total Foreign Government Obligations (Cost $16,169,238)		14,660,742

Asset-Backed Securities: 2.20%
China: 2.20%

5,000,000	Start CLO, Ltd., Series 2010-6A, Class A 16.284%, 04/01/14(b)(d)	USD	5,151,250

1,500,000	Start CLO, Ltd., Series 2011-7A, Class A 15.274%, 06/09/15(b)(d)	USD	1,570,575

			6,721,825

	Total Asset-Backed Securities (Cost $6,673,592)		6,721,825

Convertible Corporate Bonds: 1.12%
Indonesia: 1.12%

4,600,000	Enercoal Resources Pte, Ltd. 9.250%, 08/05/14	USD	3,427,000

	Total Convertible Corporate Bonds (Cost $4,252,127)		3,427,000

Principal Amount		Currency	Value (Note 2)

Corporate Bonds: 80.51%
Argentina: 0.27%

1,650,000	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes 9.750%, 10/25/22(a)	USD	$820,875

Azerbaijan: 1.93%

1,750,000	Azerbaijan Railways, Unsec. Notes 8.250%, 02/18/16(e)	USD	1,837,500

4,000,000	International Bank of the Republic of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., Unsec. Notes 8.500%, 10/22/13(a)(e)	USD	4,060,068

			5,897,568

Brazil: 2.95%

3,750,000	Aralco Finance SA, Sr. Unsec. Notes 10.125%, 05/07/20(d)	USD	3,410,156

3,250,000	Marfrig Holding Europe BV, Sr. Unsec. Notes 8.375%, 05/09/18(a)	USD	3,071,250

2,800,000	Virgolino de Oliveira Finance, Ltd., Sr. Unsec. Notes 11.750%, 02/09/22(a)	USD	2,541,000

			9,022,406

Chile: 2.76%

2,900,000	Automotores Gildemeister SA, Sr. Unsec. Notes 8.250%, 05/24/21(a)	USD	2,696,999

1,000,000	Banco de Credito e Inversiones, Sr. Unsec. Notes 3.000%, 09/13/17(d)	USD	982,318

1,500,000	Banco del Estado de Chile, Sr. Unsec. Notes 2.000%, 11/09/17(d)(e)	USD	1,432,877

1,800,000	Corp. Nacional del Cobre de Chile, Sr. Unsec. Notes 3.000%, 07/17/22(d)	USD	1,632,557

1,962,931	Inversiones Alsacia SA, Sec. Notes 8.000%, 08/18/18(a)	USD	1,678,306

			8,423,057

June 30, 2013	34	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)
China: 4.24%

3,000,000	CNOOC Finance 2013, Ltd., Sr. Unsec. Notes 3.000%, 05/09/23	USD	$2,714,046

4,000,000	Sinopec Capital 2013, Ltd., Sr. Unsec. Notes 4.250%, 04/24/43(d)(e)	USD	3,326,556

5,000,000	State Grid Overseas Investment 2013, Ltd., Sr. Unsec. Notes 3.125%, 05/22/23(d)	USD	4,644,185

2,270,000	Tencent Holdings, Ltd., Sr. Unsec. Notes 3.375%, 03/05/18(d)(e)	USD	2,266,277

			12,951,064

Colombia: 7.38%

4,800,000	Avianca Holdings SA, Sr. Unsec Notes 8.375%, 05/10/20(d)	USD	5,004,000

3,900,000	Bancolombia SA, Sub. Notes 5.125%, 09/11/22(e)	USD	3,734,250

4,000,000	Colombia Telecomunicaciones SA ESP, Sr. Unsec. Notes 5.375%, 09/27/22(d)	USD	3,790,000

2,005,000	Gruposura Finance, Sr. Unsec. Notes 5.700%, 05/18/21(a)	USD	2,075,175

1,400,000	Pacific Rubiales Energy Corp., Sr. Unsec. Notes 7.250%, 12/12/21(a)	USD	1,487,500

6,185,000	Transportadora de Gas Internacional SA ESP, Sr. Unsec. Notes 5.700%, 03/20/22(a)(e)	USD	6,416,938

			22,507,863

Hong Kong: 2.19%

1,736,000	CFG Investment SAC, Sr. Unsec. Notes 9.750%, 07/30/19(a)	USD	1,571,080

4,050,000	9.750%, 07/30/19(d)	USD	3,665,250

1,500,000	Hutchison Whampoa International 12, II Ltd., Sr. Unsec. Notes 2.000%, 11/08/17(d)(e)	USD	1,459,671

			6,696,001

Principal Amount		Currency	Value (Note 2)
Indonesia: 2.84%

3,996,000	Berau Capital Resources Pte, Ltd., First Lien Notes 12.500%, 07/08/15(a)(e)	USD	$4,305,690

2,000,000	Gajah Tunggal Tbk PT, Sec. Notes 7.750%, 02/06/18(d)	USD	1,995,000

1,000,000	Pertamina Persero PT, Sr. Unsec. Notes 5.625%, 05/20/43(d)	USD	870,000

1,800,000	Perusahaan Listrik Negara PT, Sr. Unsec. Notes 5.250%, 10/24/42(d)	USD	1,503,000

			8,673,690

Israel: 1.14%

1,250,000	Altice Finco SA, Sr. Unsec. Notes 9.000%, 06/15/23(d)	EUR	1,618,918

1,930,000	Teva Pharmaceutical Finance IV Llc, Sr. Unsec. Notes 2.250%, 03/18/20(e)	USD	1,848,203

			3,467,121

Jamaica: 0.34%

1,000,000	Digicel Group, Ltd., Sr. Unsec. Notes 8.250%, 09/30/20(d)	USD	1,040,000

Kazakhstan: 2.19%

12,713,000	Tristan Oil, Ltd., Sec. Notes 0.000%, 01/01/16(a)(f)	USD	6,674,325

Malaysia: 2.96%

9,000,000	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7 5.200%, 07/30/13(g)	MYR	2,831,859

21,000,000	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8 5.300%, 07/30/14(g)	MYR	6,210,005

			9,041,864

Mexico: 4.97%

1,850,000	BBVA Bancomer SA, Sub. Notes 6.750%, 09/30/22(d)(e)	USD	2,002,625

3,550,000	Cemex Espana Luxembourg, First Lien Notes 9.875%, 04/30/19(a)	USD	3,851,750

See Notes to Financial Statements	35	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)
Mexico (continued): 4.97%

4,765,000	Grupo Senda Autotransporte SA de CV, Sr. Sec. Notes 10.500%, 10/03/15(a)	USD	$4,943,688

2,750,000	Petroleos Mexicanos, Sr. Unsec. Notes 4.875%, 01/24/22(e)	USD	2,811,875

1,750,000	5.500%, 06/27/44	USD	1,579,375

			15,189,313

Nigeria: 3.17%

2,800,000	Fidelity Bank Plc, Sr. Unsec. Notes 6.875%, 05/09/18(d)	USD	2,674,000

7,200,000	Sea Trucks Group, Ltd., First Lien Notes 9.000%, 03/26/18(d)	USD	7,020,000

			9,694,000

Peru: 2.05%

2,000,000	Corp. Lindley SA, Sr. Unsec. Notes 6.750%, 11/23/21(a)	USD	2,185,000

1,000,000	Gas Natural de Lima y Callao SA, Sr. Unsec. Notes 4.375%, 04/01/23(d)	USD	905,000

3,400,000	Pesquera Exalmar S.A.A., Sr. Unsec. Notes 7.375%, 01/31/20(d)	USD	3,179,000

			6,269,000

Poland: 0.89%

2,800,000	PKO Finance AB, Sr. Unsec. Notes 4.630%, 09/26/22(d)	USD	2,730,980

Qatar: 1.63%

1,000,000	Qtel International Finance, Ltd., Sr. Unsec. Notes 3.250%, 02/21/23(d)(e)	USD	912,500

3,771,500	Ras Laffan Liquefied Natural Gas Co., Ltd. II, Sec. Notes 5.298%, 09/30/20(a)(e)	USD	4,073,220

			4,985,720

Russia: 13.98%

2,500,000	Alfa Bank OJSC Via Alfa Bond Issuance Plc, Sr. Unsec. Notes 7.750%, 04/28/21(a)(e)	USD	2,587,500

160,000,000	8.625%, 04/26/16(d)	RUB	4,754,577

Principal Amount		Currency	Value (Note 2)

1,000,000	Bank of Moscow via BOM Capital PL, Sr. Unsec. Notes 6.699%, 03/11/15(a)	USD	$1,054,950

300,000	EDC Finance, Ltd., Sr. Unsec. Notes 4.875%, 04/17/20(d)	USD	275,250

1,350,000	Eurasian Development Bank, Sr. Unsec. Notes 7.375%, 09/24/14(a)(e)	USD	1,437,413

100,000,000	Federal Grid Co., OJSC via Federal Grid Finance, Ltd., Unsec Notes 8.446%, 03/13/19	RUB	2,946,350

2,000,000	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes 4.375%, 09/19/22(d)	USD	1,841,700

1,000,000	4.950%, 07/19/22(a)	USD	960,000

500,000	4.950%, 07/19/22(d)	USD	480,000

2,000,000	8.125%, 07/31/14(a)(e)	USD	2,129,600

2,900,000	Promsvyazbank OJSC Via PSB Finance SA, Sec. Notes 11.250%, 07/08/16	USD	3,192,610

47,000,000	RusHydro Finance, Ltd., Sec. Notes 7.875%, 10/28/15	RUB	1,414,738

2,500,000	RZD Capital, Ltd., Sr. Unsec. Notes 5.700%, 04/05/22(a)	USD	2,596,875

2,600,000	Tinkoff Credit Systems Via TCS Finance, Ltd., Sr. Unsec. Notes 10.750%, 09/18/15	USD	2,760,030

3,750,000	Tinkoff Credit Systems Via TCS Finance, Ltd., Sub. Notes 14.000%, 06/06/18	USD	4,181,250

37,500,000	VimpelCom Holdings BV. Sr. Unsec. Notes 9.000%, 02/13/18(d)	RUB	1,130,019

1,000,000	VTB Bank OJSC Via VTB Capital SA, Sr. Unsec. Notes 6.000%, 04/12/17(a)	USD	1,042,500

1,125,000	6.000%, 04/12/17(d)	USD	1,172,813

6,609,250	Wind Acquisition Holdings Finance SA, First Lien PIK Notes 12.250%, 07/15/17(d)	USD	6,691,866

			42,650,041

June 30, 2013	36	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)
Saudi Arabia: 1.69%

5,650,000	Saudi Electricity Global Sukuk Co. 2, Unsec. Notes 5.060%, 04/08/43(d)	USD	$5,155,625

Singapore: 1.57%

1,000,000	Oversea-Chinese Banking Corp. Ltd., Sr. Unsec. Notes 1.625%, 03/13/15(a)(e)	USD	1,013,337

1,025,000	Singapore Telecommunications, Ltd., Sr. Unsec. Notes 7.375%, 12/01/31(a)(e)	USD	1,361,902

3,000,000	Temasek Financial I, Ltd., Sr. Unsec. Notes 3.375%, 07/23/42(d)	USD	2,409,705

			4,784,944

South Africa: 1.29%

7,250,000	African Development Bank, Sr. Unsec. Notes 14.000%, 08/25/15	GHS	3,245,421

750,000	Sasol Financing International Plc, Sr. Unsec. Notes 4.500%, 11/14/22	USD	696,563

			3,941,984

South Korea: 3.10%

1,800,000	Doosan Infracore Co., Ltd., Sr. Unsec. Notes 3.250%, 10/05/42(b)(e)	USD	1,749,566

1,500,000	Korea East-West Power Co., Ltd., Sr. Unsec. Notes 2.500%, 07/16/17(d)(e)	USD	1,465,890

1,750,000	Korea Finance Corp., Sr. Unsec. Notes 2.250%, 08/07/17	USD	1,698,156

2,000,000	Korea Resources Corp., Sr. Unsec. Notes 2.125%, 05/02/18(d)	USD	1,890,450

1,700,000	Lotte Shopping Co. Ltd., Sr. Unsec. Notes 3.375%, 05/09/17(d)(e)	USD	1,707,494

1,000,000	SK Telecom Co., Ltd., Sr. Unsec. Notes 2.125%, 05/01/18(d)(e)	USD	953,839

			9,465,395

Principal Amount		Currency	Value (Note 2)
Turkey: 1.40%

3,000,000	KOC Holding AS, Sr. Unsec. Notes 3.500%, 04/24/20(a)	USD	$2,625,000

1,800,000	Turkiye Sise ve Cam Fabrikalari AS, Sr. Unsec. Notes 4.250%, 05/09/20(d)	USD	1,647,000

			4,272,000

Ukraine: 2.92%

2,700,000	Mriya Agro Holding Plc, Sr. Unsec. Notes 9.450%, 04/19/18(a)	USD	2,409,750

1,000,000	9.450%, 04/19/18(d)	USD	892,500

2,000,000	Naftogaz Ukraine, Unsec. Notes 9.500%, 09/30/14(e)	USD	2,005,000

3,800,000	Ukrlandfarming Plc, Unsec. Notes 10.875%, 03/26/18(d)	USD	3,610,000

			8,917,250

United Arab Emirates: 5.89%

1,500,000	Dolphin Energy, Ltd., Sec. Notes 5.500%, 12/15/21(d)(e)	USD	1,623,750

5,842,306	Doric Nimrod Air, First Lien Notes 5.125%, 11/30/24(d)	USD	5,842,306

500,000	Doric Nimrod Air, Sec. Notes 5.250%, 05/30/25(d)	USD	500,000

2,000,000	6.125%, 11/30/21(d)	USD	2,000,000

2,500,000	Dubai Electricity & Water Authority, Sr. Unsec. Notes 7.375%, 10/21/20(a)(e)	USD	2,812,500

1,750,000	MDC BV, Gtd. Medium-Term Notes 5.750%, 05/06/14(a)(e)	USD	1,813,000

3,300,000	Millennium Offshore Services Superholdings Llc, Sec. Notes 9.500%, 02/15/18(d)	USD	3,399,000

			17,990,556

United States: 3.76%

4,256,874	Continental Airlines 1997-4 Class A Pass Through Trust, Series 974A 6.900%, 07/02/19	USD	4,469,718

1,000,000	MF Global Holdings, Ltd., Sr. Unsec. Notes 6.250%, 08/08/16(h)	USD	488,750

See Notes to Financial Statements	37	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Principal Amount		Currency	Value (Note 2)
United States (continued): 3.76%

6,760,000	Trilogy International Partners Llc/Trilogy International Finance, Inc., First Lien Notes 10.250%, 08/15/16(d)	USD	$6,523,400

			11,481,868

Venezuela: 1.01%

2,163,000	Petroleos de Venezuela SA, Sr. Unsec. Notes 5.000%, 10/28/15	USD	1,908,848

1,991,250	Sidetur Finance BV, Sr. Unsec. Notes 10.000%, 04/20/16(a)	USD	1,164,881

			3,073,729

	Total Corporate Bonds (Cost $255,550,402)		245,818,239

Credit-Linked Notes: 4.78%
Nigeria: 3.14%

10,721,600	Nigeria Treasury Bills, (Standard Bank) 0.000%, 01/27/14	USD	9,597,975

United Kingdom: 1.64%

5,000,000	VTB Capital Plc, (International Bank of Azerbaijan OJSC) 5.000%, 06/17/14	USD	5,000,000

	Total Credit-Linked Notes (Cost $14,691,694)		14,597,975

U.S. Treasury Bonds & Notes: 3.07%
United States: 3.07%

10,000,000	U.S. Treasury Bonds 1.750%, 05/15/23	USD	9,360,160

	Total U.S. Treasury Bonds & Notes (Cost $9,597,970)		9,360,160

	Total Investments: 97.42% (Cost $310,915,315)		297,451,820

	Net Other Assets and Liabilities: 2.58%		7,891,563	(i)

	Net Assets: 100.00%		$305,343,383

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $87,173,357 representing 28.55% of net assets.

(b) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

(c) Non-Income producing security.

(d) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $125,043,879, representing 40.95% of net assets.

(e) Security, or portion of security, is being held as collateral for the letter of credit. At period end, the aggregate market value of those securities was $60,833,319, representing 19.92% of net assets.

(f) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(g) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(h) Security in default on interest payments. Pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

(i) Includes cash which is being held as collateral for credit default swap contracts.

(j) Payment, if any, is equal to the Available Excess GDP, as per the terms defined in The Republic of Argentina Prospectus dated April 27, 2010.

June 30, 2013	38	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Credit Default Swaps Contracts on Corporate and Sovereign Obligation Issues - Sell Protection(k)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2013(l)	Notional Amount(m)	Market Value	Upfront Premiums Received	Unrealized Depreciation
Petroleos de Venezuela SA	BNP Paribas	5%	06/20/14	9.70%	$8,000,000	$(350,214)	$(238,783)	$(111,431)
Total Credit Default Swap Contracts						$(350,214)	$(238,783)	$(111,431)

(k) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(l) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7 5.200%, 07/30/13(g)	$2,922,653	$2,831,859	0.93%
03/04/13	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8 5.300%, 07/30/14(g)	6,390,024	6,210,005	2.03%
Total Illiquid Securities		$9,312,677	$9,041,864	2.96%

Forward Foreign Currency Contracts

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gains
Colombian Pesos	Sale	23,130,000,000	12/06/13	$12,000,000	$11,844,731	$155,269
Total Open Forward Foreign Currency Contracts with Unrealized Gains						$155,269

Investment Abbreviations:

GDP — Gross Domestic Product

Gtd. — Guaranteed

PIK — Payment in-kind

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

See Notes to Financial Statements	39	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward EM Corporate Debt Fund

Currency Abbreviations:

ARS — Argentine Peso

EUR — Euro

GHS — Ghanaian Cedi

MYR — Malaysian Ringgit

RUB — Russian Ruble

USD — U.S. Dollar

June 30, 2013	40	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)

Common Stocks: 94.26%
Brazil: 3.77%

43,100	BM&F Bovespa SA	$236,810

11,400	Cia Hering	161,087

2,300	Companhia de Bebidas das Americas, Preferred ADR	85,905

		483,802

Chile: 2.61%

7,500	Corpbanca SA, ADR	128,250

105,600	Vina Concha Y Toro SA	206,307

		334,557

China: 5.19%

2,000	China Petroleum & Chemical Corp., ADR	183,000

461,850	Goodbaby International Holdings, Ltd.	182,109

8,000	Mindray Medical International, Ltd., ADR	299,600

		664,709

Colombia: 1.00%

8,700,000	Bolsa De Valores de Colombia	128,575

Egypt: 1.15%

10,760	Eastern Tobacco	147,144

Estonia: 1.28%

48,900	Silvano Fashion Group AS, Class A	163,358

Hong Kong: 8.37%

947,875	China Water Affairs Group, Ltd.	354,873

41,400	First Pacific Co., Ltd., Sponsored ADR	227,493

6,700	Guangdong Investment, Ltd., Unsponsored ADR	287,799

79,000	YGM Trading, Ltd.	203,391

		1,073,556

Indonesia: 12.57%

77,500	Enseval Putera Megatrading Tbk PT	27,139

419,000	PT AKR Corporindo Tbk	222,435

1,667,793	PT Astra Graphia Tbk	241,053

258,200	PT Bank Mandiri Tbk	232,880

650,000	PT Kalbe Farma Tbk	93,832

1,299,500	PT Media Nusantara Citra Tbk	408,319

123,370	PT Tambang Batubara Bukit Asam Tbk	164,191

5,200	PT Telekomunikasi Indonesia, Sponsored ADR	222,248

		1,612,097

Shares		Value (Note 2)
Italy: 2.72%

22,900	Danieli & C. Officine Meccaniche SpA, Unsponsored ADR	$348,996

Malaysia: 3.72%

82,106	Eng Kah Corp. Bhd	80,820

264	JobStreet Corp. Bhd	326

198,000	Malaysia Airports Holdings Bhd	395,436

		476,582

Mexico: 0.56%

700	Fomento Economico Mexicano SAB de CV, Sponsored ADR	72,233

Nigeria: 1.40%

1,200,000	Guaranty Trust Bank Plc	178,952

Peru: 2.34%

36,000	Alicorp SA	120,992

1,400	Credicorp, Ltd.	179,144

		300,136

Russia: 2.49%

37,800	Hydraulic Machines and Systems Group Plc, GDR(a)	92,400

3,931	Lukoil OAO, Sponsored ADR	226,622

		319,022

Singapore: 4.89%

24,800	China Yuchai International, Ltd.	437,224

123,000	OSIM International, Ltd.	190,282

		627,506

South Africa: 2.75%

33,900	Gold Fields, Ltd., Sponsored ADR	177,975

10,900	Kumba Iron Ore, Ltd., ADR	167,642

2,500	Sibanye Gold, Ltd., Sponsored ADR(b)	7,350

		352,967

South Korea: 1.78%

7,400	Grand Korea Leisure Co., Ltd.	228,643

Sri Lanka: 2.88%

131,453	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	95,418

190,924	Hatton National Bank Plc, Non-Voting Depository Receipt	172,915

2,000,000	Piramal Glass Ceylon Plc	101,227

		369,560

See Notes to Financial Statements	41	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Emerging Markets Fund

Shares		Value (Note 2)
Taiwan: 6.53%

24,000	Asustek Computer, Inc.	$205,315

226,900	Formosan Rubber Group, Inc.	186,337

166,700	Kinik Co.	285,626

1,468	Mega Financial Holding Co., Ltd.	1,109

10,000	TPK Holding Co., Ltd.	159,078

		837,465

Thailand: 15.67%

100,000	Charoen Pokphand Foods Pcl	82,799

120,400	Charoen Pokphand Foods Pcl, Non-Voting Depository Receipt	99,690

2,031,400	Jasmine International Pcl	510,180

50,231	PTT Exploration & Production Pcl	255,491

64,500	Shin Corp. Pcl, Non-Voting Depository Receipt	179,423

15,000	Siam Commercial Bank Pcl	82,599

33,600	Siam Commercial Bank Pcl, Non-Voting Depository Receipt	185,022

280,700	SNC Former Pcl, Non-Voting Depository Receipt	219,296

213,000	Supalai Pcl, Non-Voting Depository Receipt	120,904

839,800	Thai Tap Water Supply Pcl	273,050

		2,008,454

Turkey: 6.53%

102,434	Anadolu Hayat Emeklilik AS	225,881

25,600	Cimsa Cimento Sanayi VE Tica	174,342

53,500	Tekfen Holding AS	182,800

7,200	Turk Traktor ve Ziraat Makineleri AS	253,683

		836,706

Ukraine: 1.07%

8,100	MHP SA, GDR(a)	137,700

United Kingdom: 2.99%

9,300	Bank of Georgia Holdings Plc	235,799

6,800	Standard Chartered Plc	147,632

		383,431

	Total Common Stocks (Cost $11,830,186)	12,086,151

	Total Investments: 94.26% (Cost $11,830,186)	12,086,151

	Net Other Assets and Liabilities: 5.74%	735,787

	Net Assets: 100.00%	$12,821,938

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $230,100 representing 1.79% of net assets.

(b) Non-income producing security.

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

June 30, 2013	42	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Endurance Long/Short Fund

Shares		Value (Note 2)

Common Stocks: 87.22%
Consumer Discretionary: 2.13%

4,000	Imax Corp.(a)	$99,440

Energy: 1.47%

1,600	Clean Energy Fuels Corp.(a)	21,120

200	Ensco Plc, Class A	11,624

500	Schlumberger, Ltd.	35,830

		68,574

Financials: 4.64%

1,600	Financial Engines, Inc.	72,944

2,000	GSV Capital Corp.(a)	15,720

700	Visa, Inc., Class A	127,925

		216,589

Health Care: 4.49%

2,800	Illumina, Inc.(a)	209,552

Industrials: 14.42%

500	Arcam AB(a)	26,095

8,000	Capstone Turbine Corp.(a)	9,360

1,200	ExOne Co.(a)	74,064

8,000	Hertz Global Holdings, Inc.(a)	198,400

2,000	Hexcel Corp.(a)	68,100

1,600	Union Pacific Corp.	246,848

1,000	United Rentals, Inc.(a)	49,910

		672,777

Information Technology: 54.78%(b)

400	Apple, Inc.(c)	158,432

1,600	Autodesk, Inc.(a)(c)	54,304

2,000	ChannelAdvisor Corp.(a)	31,460

2,600	Ciena Corp.(a)	50,492

1,400	CoStar Group, Inc.(a)	180,698

5,500	eBay, Inc.(a)(c)	284,460

500	Equinix, Inc.(a)(c)	92,360

3,000	Facebook, Inc., Class A(a)	74,580

375	Google, Inc., Class A(a)(c)	330,139

700	International Business Machines Corp.	133,777

1,400	LinkedIn Corp., Class A(a)	249,620

8,000	Microsoft Corp.	276,240

Shares		Value (Note 2)

5,100	QUALCOMM, Inc.(c)	$311,508

6,000	Splunk, Inc.(a)	278,160

900	Tableau Software, Inc., Class A(a)	49,878

		2,556,108

Materials: 5.29%

2,500	Monsanto Co.(c)	247,000

	Total Common Stocks (Cost $3,758,540)	4,070,040

Exchange-Traded Funds: 3.42%

3,500	WisdomTree Japan Hedged Equity Fund	159,635

	Total Exchange-Traded Funds (Cost $161,699)	159,635

Contracts

Options Purchased: 0.25%

80	CBOE SPX Volatility , Expires July 2013 at $18.00 Call	11,600

	Total Options Purchased (Cost $18,243)	11,600

	Total Investments: 90.89% (Cost $3,938,482)	4,241,275

	Net Other Assets and Liabilities: 9.11%	425,220	(d)

	Net Assets: 100.00%	$4,666,495

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) When sector categorization is categorized by industry, no industry exceeds the 25% maximum specified in the Statement of Additional Information.

(c) Security, or portion of security, is being held as collateral for short sales and options written. At period end, the aggregate market value of those securities was $1,364,314, representing 29.24% of net assets.

(d) Includes cash which is being held as collateral for short sales and options written.

See Notes to Financial Statements	43	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Endurance Long/Short Fund

Shares		Value (Note 2)

Schedule of Securities Sold Short
Common Stocks

(2,700)	3D Systems Corp.	$(118,530)

(1,000)	Avis Budget Group, Inc.	(28,750)

(1,400)	Canadian National Railway Co.	(136,178)

(6,000)	Cirrus Logic, Inc.	(104,160)

(1,400)	Deere & Co.	(113,750)

(700)	Exelon Corp.	(21,616)

(500)	FedEx Corp.	(49,290)

(1,200)	FirstEnergy Corp.	(44,808)

(1,000)	Gannett Co., Inc.	(24,460)

(5,000)	Hewlett-Packard Co.	(124,000)

(400)	Lexmark International, Inc., Class A	(12,228)

(900)	Praxair, Inc.	(103,644)

(4,000)	Rackspace Hosting, Inc.	(151,560)

(1,300)	SAP AG, Sponsored ADR	(94,679)

(1,150)	SeaWorld Entertainment, Inc.	(40,365)

(2,000)	Texas Instruments, Inc.	(69,740)

(500)	Trulia, Inc.	(15,545)

(1,500)	VMware, Inc., Class A	(100,485)

(500)	Zillow, Inc., Class A	(28,150)

	Total Securities Sold Short (Proceeds $1,401,553)	$(1,381,938)

Contracts

Schedule of Options Written

(80)	CBOE SPX Volatility, Expires July 2013 at $21.00 Call	$(6,400)

	Total Options Written (Proceeds $11,157)	$(6,400)

Investment Abbreviations:

ADR — American Depositary Receipt

CBOE — Chicago Board Option Exchange

SPX — Standard & Poor’s 500 Index

June 30, 2013	44	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Credit Long/Short Fund

Shares			Value (Note 2)

Common Stocks: 4.25%
Colombia: 4.25%

16,100	Pacific Rubiales Energy Corp.		$284,643

	Total Common Stocks (Cost $394,800)		284,643

Principal Amount		Currency

Foreign Government Obligations: 13.39%
Argentina: 7.58%

100,000	Provincia de Buenos Aires, Sr. Unsec. Notes 10.875%, 01/26/21(a)	USD	66,500

450,000	11.750%, 10/05/15(b)	USD	375,750

4,000,000	Republic of Argentina, GDP-Linked Security 0.000%, 12/15/35(d)(i)	ARS	65,946

			508,196

Brazil: 5.81%

400,000	Brazil Minas SPE via State of Minas Gerais, Sec. Notes 5.333%, 02/15/28(a)	USD	390,000

	Total Foreign Government Obligations (Cost $1,026,988)		898,196

Asset-Backed Securities: 3.12%
China: 3.12%

200,000	Start CLO, Ltd., 2011-7A, Class A 15.274%, 06/09/15(l)(c)	USD	209,410

	Total Asset-Backed Securities (Cost $200,000)		209,410

Convertible Corporate Bonds: 4.44%
Indonesia: 4.44%

400,000	Enercoal Resources Pte, Ltd. 9.250%, 08/05/14	USD	298,000

	Total Convertible Corporate Bonds (Cost $371,848)		298,000

Corporate Bonds: 57.44%
Argentina: 2.00%

270,000	Empresa Distribuidora Y Comercializadora Norte, Sr. Unsec. Notes 9.750%, 10/25/22(b)	USD	134,325

Brazil: 8.67%

300,000	Aralco Finance SA, Sr. Unsec. Notes 10.125%, 05/07/20(a)	USD	272,812

Principal Amount		Currency	Value (Note 2)

200,000	Marfrig Holding Europe BV, Sr. Unsec. Notes 8.375%, 05/09/18(b)	USD	$189,000

200,000	Sifco SA, Unsec. Notes 11.500%, 06/06/16(b)	USD	119,997

			581,809

Chile: 3.33%

261,724	Inversiones Alsacia SA, Sec. Notes 8.000%, 08/18/18(b)	USD	223,774

Hong Kong: 5.40%

200,000	CFG Investment SAC, Sr. Unsec. Notes 9.750%, 07/30/19(b)	USD	181,000

200,000	9.750%, 07/30/19(a)	USD	181,000

			362,000

Indonesia: 1.61%

100,000	Berau Capital Resources Pte, Ltd., First Lien Notes 12.500%, 07/08/15(a)	USD	107,750

Kazakhstan: 11.74%

1,500,000	Tristan Oil, Ltd., Sec. Notes 0.000%, 01/01/16(b)(e)	USD	787,500

Malaysia: 9.10%

1,000,000	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7 5.200%, 07/30/13(f)	MYR	314,651

1,000,000	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8 5.300%, 07/30/14(f)	MYR	295,715

			610,366

Russia: 2.25%

5,000,000	VimpelCom Holdings BV. Sr. Unsec. Notes 9.000%, 02/13/18(a)	RUB	150,669

South Africa: 3.34%

500,000	African Development Bank, Sr. Unsec. Notes 14.000%, 08/25/15	GHS	223,822

United Arab Emirates: 4.61%

300,000	Millennium Offshore Services Superholdings Llc, Sec. Notes 9.500%, 02/15/18(a)	USD	309,000

See Notes to Financial Statements	45	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Credit Long/Short Fund

Principal Amount		Currency	Value (Note 2)
United States: 2.18%

300,000	MF Global Holdings, Ltd., Sr. Unsec. Notes 6.250%, 08/08/16(g)	USD	$146,625

Venezuela: 3.21%

368,750	Sidetur Finance BV, Sr. Unsec. Notes 10.000%, 04/20/16(b)	USD	215,719

	Total Corporate Bonds (Cost $4,344,667)		3,853,359

	Total Investments: 82.64% (Cost $6,338,303)		5,543,608

	Net Other Assets and Liabilities: 17.36%		1,164,565	(h)

	Net Assets: 100.00%		$6,708,173

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,687,141, representing 25.15% of net assets.

(b) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $2,227,065 representing 33.20% of net assets.

(c) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

(d) Non-income producing security.

(e) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(f) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(g) Security in default on interest payments. Pending the outcome of the bankruptcy filing. Security deemed to be liquid under the procedures approved by the Fund’s Board of Trustees.

(h) Includes cash which is being held as collateral for swap contracts.

(i) Payment, if any, is equal to the Available Excess GDP, as per the terms defined in The Republic of Argentina Prospectus dated April 27, 2010.

Credit Default Swaps Contracts on Corporate and Sovereign Obligation Issues - Buy Protection(j)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Implied Credit Spread at June 30, 2013(k)	Notional Amount(l)	Market Value	Upfront Premiums Paid	Unrealized Appreciation
Markit Itrx Corp	Credit Suisse	(1.000%)	06/20/18	2.75%	$1,500,000	$117,963	$100,648	$17,315
Total Credit Default Swap Contracts						$117,963	$100,648	$17,315

(j) If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(k) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country, U.S. municipal issues, and U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

June 30, 2013	46	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Credit Long/Short Fund

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/27/12	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 7 5.200%, 07/30/13(f)	$324,739	$314,651	4.69%
03/04/13	Special Port Vehicle Sdn Bhd, Asset Backed Bonds, Series 8 5.300%, 07/30/14(f)	304,287	295,715	4.41%
		$629,026	$610,366	9.10%

Forward Foreign Currency Contracts

Open Forward Foreign Currency Contracts with Unrealized Gains	Purchase/Sale Contract	Contracts to Deliver/Receive	Expiration Date	Settlement Value	Current Value	Unrealized Gain
Colombian Pesos	Sale	963,750,000	12/06/13	$500,000	$493,530	$6,470
Total Open Forward Currency Contract with Unrealized Gains						$6,470

Investment Abbreviations:

GDP — Gross Domestic Product

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

Currency Abbreviations:

ARS — Argentinian Pesos

GHS — Ghanaian Cedi

MYR — Malaysian Ringgit

RUB — Russian Ruble

USD — U.S. Dollar

See Notes to Financial Statements	47	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Dividend Fund

Shares		Value (Note 2)

Common Stocks: 92.92%
Brazil: 0.76%

31,000	BM&F Bovespa SA	$170,327

China: 2.02%

436,000	Goodbaby International Holdings, Ltd.	173,140

7,500	Mindray Medical International, Ltd., ADR	280,875

		454,015

France: 2.72%

4,000	Danone SA	300,210

140	Lagardere SCA	3,900

1,900	LVMH Moet Hennessy Louis Vuitton SA	307,904

		612,014

Germany: 1.52%

3,200	Bayer AG, Sponsored ADR	341,344

Hong Kong: 5.89%

132,000	BOC Hong Kong Holdings, Ltd.	405,901

9,700	Dairy Farm International Holdings, Ltd.	116,497

768,000	Dorsett Hospitality International, Ltd.	178,235

236,250	First Pacific Co., Ltd.	253,123

428,000	Guangdong Investment, Ltd.	370,828

		1,324,584

Indonesia: 3.34%

322,000	Bank Mandiri Persero Tbk PT	291,990

1,181,500	PT Astra Graphia Tbk	171,422

912,000	PT Media Nusantara Citra Tbk	287,153

		750,565

Italy: 3.20%

25,000	Danieli & C Officine Meccaniche SpA	376,826

13,750	Gtech Spa	344,171

		720,997

Japan: 5.08%

229	Accordia Golf Co., Ltd.	240,360

6,000	Japan Tobacco, Inc.	212,039

17,500	Kuraray Co., Ltd.	245,614

3,000	Lawson, Inc.	228,978

5,000	Santen Pharmaceutical Co., Ltd.	215,265

		1,142,256

Shares		Value (Note 2)
Mexico: 0.78%

1,700	Fomento Economico Mexicano SAB de CV, Sponsored ADR	$175,423

Netherlands: 2.23%

175	Koninklijke Philips NV	4,745

6,848	Nutreco NV	291,031

3,190	Royal Dutch Shell Plc, ADR	203,522

		499,298

Pakistan: 1.18%

9,000	Suncor Energy, Inc.	265,285

Peru: 0.85%

1,500	Credicorp, Ltd.	191,940

South Africa: 0.75%

29,000	Gold Fields, Ltd., Sponsored ADR	152,250

5,325	Sibanye Gold, Ltd., Sponsored ADR(a)	15,656

		167,906

South Korea: 1.04%

7,500	Grand Korea Leisure Co., Ltd.	232,477

Switzerland: 5.91%

4,200	Novartis AG, ADR	296,982

7,300	Roche Holdings, Ltd., Sponsored ADR	451,614

7,400	Syngenta AG, ADR	576,164

		1,324,760

Taiwan: 2.02%

20,000	Asustek Computer, Inc.	172,166

70,000	Kinik Co.	120,750

10,000	TPK Holding Co., Ltd.	160,155

		453,071

Thailand: 5.54%

3,500,000	Jasmine International Pcl	885,862

65,000	Siam Commercial Bank Pcl	360,471

		1,246,333

Turkey: 0.75%

35,700	Netas Telekomunikasyon AS	167,699

June 30, 2013	48	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Dividend Fund

Shares		Value (Note 2)
United Kingdom: 7.40%

5,000	Ensco Plc, Class A	$290,600

15,000	Scottish & Southern Energy Plc	347,463

12,500	Standard Chartered Plc	271,301

7,200	Unilever Plc, Sponsored ADR	291,240

5,400	WPP Group Plc, Sponsored ADR	461,105

		1,661,709

United States: 39.94%

4,760	3M Co.	520,506

7,360	Automatic Data Processing, Inc.	506,810

1,775	AvalonBay Communities, Inc.	239,465

1,685	BlackRock, Inc.	432,792

5,300	Cardinal Health, Inc.	250,160

3,490	Chevron Corp.	413,006

16,500	Cisco Systems, Inc.	401,115

3,600	CME Group, Inc., Class A	273,528

7,600	Comcast Corp., Class A	318,288

4,730	ConocoPhillips Corp.	286,165

3,300	Eaton Corp. Plc	217,173

800	HollyFrontier Corp.	34,224

1,220	International Business Machines Corp.	233,154

8,430	JPMorgan Chase & Co.	445,020

7,200	KLA-Tencor Corp.	401,256

2,947	McDonald’s Corp.	291,753

6,564	MetLife, Inc.	300,369

3,420	Norfolk Southern Corp.	248,463

7,210	NYSE Euronext, Inc.	298,494

14,760	Pfizer, Inc.	413,428

4,220	Philip Morris International, Inc.	365,536

3,691	Procter & Gamble Co.	284,170

7,460	Qualcomm, Inc.	455,657

6,110	Stanley Black & Decker, Inc.	472,303

5,440	Time Warner, Inc.	314,541

3,550	Wal-Mart Stores, Inc.	264,440

1,100	Watsco, Inc.	92,356

Shares			Value (Note 2)

6,100	Williams Cos., Inc.		$198,067

			8,972,239

	Total Common Stocks (Cost $18,561,446)		20,874,242

Convertible Preferred Stocks: 1.34%
United States: 1.34%

12,200	FelCor Lodging Trust, Inc., Series A, 1.950%		300,120

	Total Convertible Preferred Stocks (Cost $323,544)		300,120

Principal Amount		Currency

Agency Pass-Through Securities: 0.24%
United States: 0.24%

1,107,609	GNMA 4.000%, 03/16/22(b)	USD	53,231

	Total Agency Pass-Through Securities (Cost $126,678)		53,231

Collateralized Mortgage Obligations: 1.72%
United States: 1.72%

725,494	FHLMC, REMICS 3.000%, 06/15/27(b)(c)	USD	102,304

1,252,665	4.000%, 11/15/28(b)	USD	105,867

791,723	4.500%, 10/15/30(b)	USD	114,083

318,877	FNMA, REMICS 3.500%, 11/25/20(b)	USD	26,093

166,727	4.000%, 09/25/20(b)	USD	13,038

367,338	4.000%, 10/25/20(b)	USD	24,441

			385,826

	Total Collateralized Mortgage Obligations (Cost $468,819)		385,826

	Total Investments: 96.22% (Cost $19,480,487)		21,613,419

	Net Other Assets and Liabilities: 3.78%		848,800

	Net Assets: 100.00%		$22,462,219

See Notes to Financial Statements	49	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Dividend Fund

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Interest only security.

(c) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

Investment Abbreviations:

ADR — American Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMICS — Real Estate Mortgage Investment Conduits

June 30, 2013	50	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)

Common Stocks: 96.14%
Australia: 0.86%

808,000	Clough, Ltd.	$790,686

1,500,000	NRW Holdings, Ltd.	1,248,365

		2,039,051

Austria: 0.98%

45,400	Andritz AG	2,329,804

Belgium: 1.29%

44,225	EVS Broadcast Equipment SA	3,070,525

Bermuda: 1.68%

3,724,875	First Pacific Co., Ltd.(a)	3,990,912

Brazil: 0.67%

289,200	BM&F Bovespa SA	1,588,990

Canada: 4.03%

28,200	Bank of Nova Scotia(a)	1,510,110

100,000	Dundee Industrial REIT	861,462

228,840	Holloway Lodging Corp.(a)	765,919

108,000	Suncor Energy, Inc.	3,183,417

111,000	TELUS Corp., Non-Voting Depositary Receipt(a)	3,240,091

		9,560,999

China: 1.65%

4,902,970	Goodbaby International Holdings, Ltd.	1,947,015

52,500	Mindray Medical International, Ltd., ADR(a)	1,966,125

		3,913,140

Egypt: 0.67%

116,500	Eastern Tobacco	1,593,144

Estonia: 0.17%

118,470	Silvano Fashion Group AS, Class A	395,768

France: 4.33%

27,400	Danone SA(a)	2,056,444

1,459	Lagardere SCA	40,641

14,400	LVMH Moet Hennessy Louis Vuitton SA(a)	2,333,585

52,982	Orpea(a)	2,450,278

65,900	Sanofi, ADR(a)	3,394,509

		10,275,457

Shares		Value (Note 2)
Germany: 1.72%

38,200	Bayer AG, Sponsored ADR(a)	$4,074,794

Hong Kong: 9.67%

744,600	BOC Hong Kong Holdings, Ltd.(a)	2,289,659

2,702,230	China Water Affairs Group, Ltd.(a)	1,013,852

69,445,500	CSI Properties, Ltd.(a)	2,909,959

79,700	Dairy Farm International Holdings, Ltd.	957,197

6,100,000	Dorsett Hospitality International, Ltd.(a)	1,415,669

13,338,000	Future Bright Holdings, Ltd.(a)	3,852,105

7,732,000	Guangdong Investment, Ltd.(a)	6,699,163

1,631,000	K Wah International Holdings, Ltd.(a)	750,726

6,340,000	Kingway Brewery Holdings, Ltd.(b)	2,288,794

303,837	YGM Trading, Ltd.	783,484

		22,960,608

Indonesia: 5.48%

3,191,400	Bank Mandiri Persero Tbk PT	2,893,965

1,824,000	PT AKR Corporindo Tbk	974,025

12,542,207	PT Astra Graphia Tbk	1,819,726

14,281,505	PT Kalbe Farma Tbk	2,072,077

7,077,500	PT Media Nusantara Citra Tbk	2,228,432

964,130	PT Tambang Batubara Bukit Asam Tbk	1,291,983

40,000	PT Telekomunikasi Indonesia Tbk, ADR(a)	1,709,600

		12,989,808

Ireland: 0.62%

47,300	Experian Group, Ltd., Sponsored ADR(a)	827,277

37,000	Experian Plc(a)	643,229

		1,470,506

Italy: 4.43%

549,237	Danieli & Co. Officine Meccaniche SpA	8,278,662

89,100	Gtech Spa	2,230,225

		10,508,887

Japan: 10.03%

1,950	Accordia Golf Co., Ltd.(a)	2,046,733

1,780,000	Dynam Japan Holdings Co., Ltd.(a)	3,235,926

36,500	ITOCHU Techno-Solutions Corp.(a)	1,510,713

See Notes to Financial Statements	51	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)
Japan (continued): 10.03%

42,000	Japan Tobacco, Inc.(a)	$1,484,271

80,000	KDDI Corp.(a)	4,162,129

419,400	Kuraray Co., Ltd.(a)	5,886,316

22,800	Lawson, Inc.(a)	1,740,230

38,100	Santen Pharmaceutical Co., Ltd.(a)	1,640,321

170,500	VT Holdings Co., Ltd.(a)	2,083,545

		23,790,184

Macau: 0.79%

700,000	MGM China Holdings, Ltd.	1,868,219

Malaysia: 2.23%

1,450,000	Malaysia Airports Holdings Bhd	2,895,870

2,250,000	SP Setia Bhd	2,385,662

		5,281,532

Mexico: 0.52%

12,000	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	1,238,280

Netherlands: 3.06%

45,000	Amsterdam Commodities NV	845,807

1,683	Koninklijke Philips NV, ADR	45,774

56,800	Nutreco NV(a)	2,413,922

30,000	Royal Dutch Shell Plc, ADR(a)	1,914,000

51,000	Ziggo NV(a)	2,041,301

		7,260,804

New Zealand: 0.42%

116,800	Telecom Corp. of New Zealand, Ltd., Sponsored ADR(a)	1,005,648

Pakistan: 0.14%

22,100	HUB Power Co., Ltd., Sponsored GDR(c)	341,445

Peru: 0.65%

12,000	Credicorp, Ltd.(a)	1,535,520

Russia: 1.12%

234,768	Hydraulic Machines and Systems Group Plc, GDR(c)	575,182

36,035	LUKOIL OAO, Sponsored ADR(a)	2,077,417

		2,652,599

Scotland: 1.10%

112,800	Scottish & Southern Energy Plc(a)	2,612,922

Shares		Value (Note 2)
Singapore: 1.73%

980,000	Ascendas India Trust(a)	$552,821

114,723	China Yuchai International, Ltd.(a)	2,022,565

63,268	Eng Kah Corp.	62,277

938,600	OSIM International, Ltd.(a)	1,455,108

		4,092,771

South Africa: 1.22%

524,500	Gold Fields, Ltd., Sponsored ADR(a)	2,753,625

48,525	Sibanye Gold, Ltd., Sponsored ADR(b)	142,664

		2,896,289

South Korea: 0.47%

36,000	Grand Korea Leisure Co., Ltd.	1,115,888

Sri Lanka: 1.41%

1,800,733	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	1,309,121

1,137,294	Hatton National Bank Plc, Non-Voting Depository Receipt	1,030,019

20,000,000	Piramal Glass Ceylon Plc	1,012,270

		3,351,410

Sweden: 2.41%

111,200	Investor AB, Class B	2,989,720

244,000	Nordea Bank AB	2,728,859

		5,718,579

Switzerland: 6.36%

41,230	Novartis AG, ADR(a)	2,915,373

72,400	Roche Holdings, Ltd., Sponsored ADR(a)	4,479,026

98,650	Syngenta AG, ADR(a)	7,680,889

		15,075,288

Taiwan: 2.54%

252,000	Asustek Computer, Inc.	2,169,297

994,000	Kinik Co.	1,714,651

133,000	TPK Holding Co., Ltd.	2,130,059

		6,014,007

Thailand: 9.50%

45,305,325	Jasmine International Pcl	11,466,930

257,000	Shin Corp. Pcl	720,909

June 30, 2013	52	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Shares		Value (Note 2)
Thailand (continued): 9.50%

749,050	Shin Corp. Pcl, Non-Voting Depository Receipt	$2,101,156

471,000	Siam Commercial Bank Pcl	2,612,026

2,910,000	SNC Former Pcl, Non-Voting Depository Receipt	2,279,961

10,300,000	Thai Tap Water Supply Pcl	3,354,183

		22,535,165

Turkey: 3.30%

1,001,869	Anadolu Hayat Emeklilik AS	2,212,869

274,000	Cimsa Cimento Sanayi VE Tica	1,868,150

322,000	Netas Telekomunikasyon AS	1,512,584

63,100	Turk Traktor ve Ziraat Makineleri AS	2,224,710

		7,818,313

Ukraine: 0.65%

90,000	MHP SA, GDR(c)	1,530,000

United Kingdom: 6.37%

120,100	AMEC Plc	1,835,805

46,000	Ensco Plc, Class A(a)	2,673,520

163,350	Standard Chartered Plc(a)	3,545,362

46,500	Unilever Plc, Sponsored ADR(a)	1,880,925

40,497	WPP Group Plc, Sponsored ADR(a)	3,458,038

100,000	WPP Plc	1,706,516

		15,100,166

United States: 1.10%

7,800	HollyFrontier Corp.	333,684

21,000	Philip Morris International, Inc.(a)	1,819,020

5,300	Watsco, Inc.	444,988

		2,597,692

Vietnam: 0.77%

115,000	FPT Corp.	226,692

2,137,500	Military Commercial Joint Stock Bank	1,330,582

42,000	Viet Nam Dairy Products JSC	261,448

		1,818,722

	Total Common Stocks (Cost $221,400,963)	228,013,836

Shares		Value (Note 2)

Convertible Preferred Stocks: 0.05%
United States: 0.05%

4,500	FelCor Lodging Trust, Inc., Series C, 8.000%	$112,050

	Total Convertible Preferred Stocks (Cost $116,661)	112,050

Loan Participation Notes: 0.61%
Pakistan: 0.61%

2,319,500	HUB Power Co., Ltd, Sponsored GDR (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/05/16	1,437,157

	Total Loan Participation Notes (Cost $1,306,949)	1,437,157

Warrants: 0.00%(d)
Malaysia: 0.00%(d)

7,920	Eng Kah Corp. Bhd, Warrants, Strike Price $3.50 (expiring 09/25/17)(b)	1,128

	Total Warrants (Cost $0)	1,128

Principal Amount

Agency Pass-Through Securities: 0.23%
United States: 0.23%

$3,761,480	GNMA 3.500%, 02/16/27(e)	411,366

938,589	5.932%, 02/16/36(e)(f)	134,579

		545,945

	Total Agency Pass-Through Securities (Cost $735,600)	545,945

Collateralized Mortgage Obligations: 2.55%
United States: 2.55%

1,000,000	Bear Stearns Commercial Mortgage Securities Trust, Series 2005-T20, Class C 5.145%, 10/12/42(f)	1,007,353

9,234,318	FHLMC, REMICS 2.500%, 04/15/28(e)	1,024,483

3,161,824	3.000%, 06/15/26(e)	366,338

1,466,795	3.000%, 09/15/31(e)	187,396

2,516,558	3.000%, 06/15/27(e)(f)	354,867

1,769,589	3.500%, 04/15/30(e)	169,318

2,074,443	4.000%, 12/15/23(e)	86,154

See Notes to Financial Statements	53	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward International Dividend Fund

Principal Amount		Value (Note 2)
United States (continued): 2.55%

$ 859,610	4.000%, 07/15/23(e)	$46,217

6,253,192	4.000%, 04/15/36(e)	711,451

1,252,665	4.000%, 11/15/28(e)	105,867

558,835	5.000%, 02/15/24(e)	43,603

709,335	7.008%, 09/15/26(e)(f)	117,008

401,655	FNMA, REMICS 3.000%, 09/25/27(e)	51,905

4,713,988	3.000%, 06/25/27(e)	618,749

916,953	4.500%, 12/25/20(e)	60,247

1,400,174	5.500%, 05/25/40(e)	293,465

1,132,746	5.500%, 09/25/40(e)	181,294

580,240	5.907%, 07/25/40(e)(f)	132,253

757,955	6.487%, 07/25/41(e)(f)	91,354

841,239	7.607%, 04/25/32(e)(f)	165,481

1,177,549	GNMA, REMICS 6.408%, 09/16/33(e)(f)	228,925

		6,043,728

	Total Collateralized Mortgage Obligations (Cost $6,452,005)	6,043,728

Corporate Bonds: 0.41%
United States: 0.41%

1,000,000	Sirius XM Radio, Inc., Sr. Unsec. Notes 5.250%, 08/15/22(g)	975,000

	Total Corporate Bonds (Cost $1,024,265)	975,000

	Total Investments: 99.99% (Cost $231,036,443)	237,128,844

	Net Other Assets and Liabilities: 0.01%	34,171

	Net Assets: 100.00%	$237,163,015

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $98,259,468, representing 41.43% of net assets.

(b) Non-income producing security.

(c) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $2,446,627 representing 1.03% of net assets.

(d) Less than 0.005%.

(e) Interest only security.

(f) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

(g) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $975,000, representing 0.41% of net assets.

Investment Abbreviations:

ADR — American Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corp.

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

REIT — Real Estate Investment Trust

REMICS — Real Estate Mortgage Investment Conduits

Sr. — Senior

Unsec. — Unsecured

June 30, 2013	54	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

Common Stocks: 92.67%
Australia: 5.81%

130,263	ALS, Ltd.	$1,141,289

153,998	carsales.com, Ltd.	1,328,115

484,807	DUET Group	891,197

28,159	Flight Centre, Ltd.	1,012,862

591,354	iSelect, Ltd.(a)	919,402

72,107	Monadelphous Group, Ltd.	1,064,363

230,513	SAI Global, Ltd.	765,264

229,609	Treasury Wine Estates, Ltd.	1,222,140

285,405	Virtus Health, Ltd.(a)	1,683,567

		10,028,199

Belgium: 0.41%

18,394	ThromboGenics NV(a)	705,224

China: 0.60%

666,000	Minth Group, Ltd.	1,035,573

Denmark: 3.48%

48,162	D/S Norden AS	1,635,630

34,000	FLSmidth & Co., AS	1,548,071

41,534	Pandora AS	1,407,637

47,833	SimCorp AS	1,419,105

		6,010,443

France: 6.15%

211,796	Altran Technologies SA(a)	1,466,632

32,211	Ingenico SA	2,146,673

55,837	Teleperformance SA	2,687,700

182,565	UBISOFT Entertainment(a)	2,390,602

30,385	Valeo SA	1,909,692

		10,601,299

Germany: 7.74%

43,822	Aareal Bank AG(a)	1,021,026

87,725	Aixtron SE(a)	1,474,720

115,996	Dialog Semiconductor Plc(a)	1,452,177

30,392	Krones AG	2,163,510

23,639	Morphosys AG(a)	1,330,628

22,712	MTU Aero Engines AG	2,190,612

Shares		Value (Note 2)

18,156	Pfeiffer Vacuum Technology AG	$1,881,157

154,736	TUI AG(a)	1,839,487

		13,353,317

Hong Kong: 2.46%

1,090,168	Daphne International Holdings, Ltd.	933,299

695,429	Esprit Holdings, Ltd.	1,036,502

651,332	SmarTone Telecommunications Holdings, Ltd.	1,081,627

1,538,000	Xinyi Glass Holdings, Ltd.	1,195,730

		4,247,158

Ireland: 1.02%

105,054	Smurfit Kappa Group Plc	1,754,410

Italy: 6.21%

61,181	De’Longhi SpA	956,426

21,002	DiaSorin SpA	838,429

1,267,272	Fondiaria-Sai SpA(a)	2,332,443

261,188	Mediolanum SpA	1,618,274

96,572	Prysmian SpA	1,803,827

104,350	Safilo Group SpA(a)	2,000,723

455,579	Sorin SpA(a)	1,156,352

		10,706,474

Japan: 26.72%

398,000	77 Bank, Ltd.	1,890,079

86,900	Anritsu Corp.	1,029,517

53,500	Coca-Cola West Co., Ltd.	949,385

673	CyberAgent, Inc.	1,289,272

82,359	Daiseki Co., Ltd.	1,441,573

20,600	Disco Corp.	1,422,767

30,000	Don Quijote Co., Ltd.	1,459,468

65,600	Foster Electric Co., Ltd.	1,077,459

70,000	Hitachi Capital Corp.	1,385,461

51,807	Hoshizaki Electric Co., Ltd.	1,661,083

3,293	Japan Hotel REIT Investment Corp.	1,245,085

31,400	Japan Petroleum Exploration Co., Ltd.	1,274,299

104,588	JSR Corp.	2,115,381

186,300	JTEKT Corp.	2,096,298

See Notes to Financial Statements	55	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)
Japan (continued): 26.72%

60,000	Kyorin Co., Ltd.	$1,379,310

41,500	Miraca Holdings, Inc.	1,908,046

53,816	Musashi Seimitsu Industry Co., Ltd.	1,297,379

71,100	Nabtesco Corp.	1,478,920

246,000	Nippon Electric Glass Co., Ltd.	1,198,004

193	Nippon Prologis REIT, Inc.	1,679,361

1,484	Nomura Real Estate Master Fund, Inc.(a)	1,472,329

72,900	Pola Orbis Holdings, Inc.	2,466,016

322,300	Sapporo Holdings, Ltd.	1,182,872

77,100	SBI Holdings, Inc.	851,225

162,000	Shimadzu Corp.	1,303,448

48,400	Sundrug Co., Ltd.	2,054,487

29,800	TDK Corp.	1,029,088

282,100	Tokyo Steel Manufacturing Co., Ltd.	935,782

135,400	Tokyo Tatemono Co., Ltd.	1,127,651

93,949	Toshiba Plant Systems & Services Corp.	1,407,625

796	United Urban Investment Corp.	1,076,261

158,700	Yokogawa Electric Corp.	1,899,344

		46,084,275

Netherlands: 2.23%

36,901	ASM International NV	1,245,467

43,336	Nutreco NV	1,841,721

116,299	USG People NV	756,899

		3,844,087

New Zealand: 0.70%

691,092	Telecom Corp. of New Zealand, Ltd.	1,205,010

Norway: 1.99%

1,667,464	Marine Harvest ASA	1,690,976

59,810	TGS NOPEC Geophysical Co., ASA	1,737,875

		3,428,851

Singapore: 2.20%

818,000	ComfortDelGro Corp., Ltd.	1,184,245

1,341,000	Mapletree Greater China Commercial Trust(a)	999,799

1,293,000	Suntec REIT	1,606,686

		3,790,730

Shares		Value (Note 2)
Spain: 1.33%

138,293	Jazztel Plc(a)	$1,074,648

24,466	Viscofan SA	1,225,752

		2,300,400

Sweden: 1.17%

47,548	Modern Times Group AB, Class B	2,026,397

Switzerland: 3.63%

23,940	Aryzta AG	1,345,841

37,268	BKW AG	1,128,437

154,960	Kudelski SA-BR	1,927,669

5,916	Kuoni Reisen Holding AG, Class B	1,864,897

		6,266,844

United Kingdom: 18.82%

46,019	Aveva Group Plc	1,577,642

541,778	Barratt Developments Plc(a)	2,551,172

405,931	BBA Aviation Plc	1,729,350

146,710	Daily Mail & General Trust Plc NV, Class A	1,717,061

51,667	Derwent London Plc	1,807,418

106,884	Domino Printing Sciences Plc	1,014,413

592,623	EnQuest Plc(a)	1,065,402

123,180	Hunting Plc	1,371,414

228,188	IG Group Holdings Plc	2,012,974

322,547	Informa Plc	2,404,336

277,503	International Personal Finance Plc	2,106,132

603,949	Melrose Plc	2,290,024

341,841	Mitchells & Butlers Plc(a)	1,928,406

669,421	Moneysupermarket.com Group Plc	1,950,798

395,034	Premier Farnell Plc	1,213,678

221,554	Premier Oil Plc	1,122,462

413,968	RPS Group Plc	1,271,849

35,942	Spirax-Sarco Engineering Plc	1,468,884

225,846	St. James’s Place Capital Plc	1,854,913

		32,458,328

	Total Common Stocks (Cost $129,791,606)	159,847,019

June 30, 2013	56	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Small Companies Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 3.31%
United States: 3.31%

136,280	iShares® MSCI EAFE Small Cap Index Fund	$5,715,583

	Total Exchange-Traded Funds (Cost $5,807,421)	5,715,583

Preferred Stocks: 1.15%
Germany: 1.15%

14,430	Draegerwerk AG & Co. KGAA	1,977,819

	Total Preferred Stocks (Cost $1,421,219)	1,977,819

	Total Investments: 97.13% (Cost $137,020,246)	167,540,421

	Net Other Assets and Liabilities: 2.87%	4,947,271

	Net Assets: 100.00%	$172,487,692

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

EAFE — Europe, Australasia, Far East

MSCI — Morgan Stanley Capital International

REIT — Real Estate Investment Trust

See Notes to Financial Statements	57	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)

Common Stocks: 75.81%
Brazil: 2.19%

89,100	BM&F Bovespa SA	$489,554

31,300	Cia Hering	442,283

		931,837

Chile: 1.42%

19,800	Corpbanca SA, ADR(a)	338,580

136,300	Vina Concha Y Toro SA	266,285

		604,865

China: 5.28%

9,750	China Petroleum & Chemical Corp., ADR(a)	892,125

1,449,276	Goodbaby International Holdings, Ltd.	571,455

20,800	Mindray Medical International, Ltd., ADR(a)	778,960

		2,242,540

Colombia: 0.87%

25,000,000	Bolsa De Valores de Colombia	369,467

Egypt: 0.91%

28,337	Eastern Tobacco	387,510

Estonia: 0.99%

33,865	Silvano Fashion Group AS, Class A	113,131

90,000	Silvano Fashion Group AS, Class A, Euro	306,873

		420,004

France: 0.02%

268	Lagardere SCA	7,478

Hong Kong: 5.06%

140,000	First Pacific Co., Ltd.	149,659

107,300	First Pacific Co., Ltd., Sponsored ADR(a)	589,614

16,000	Guangdong Investment, Ltd., Unsponsored ADR(a)	687,280

960,000	Kingway Brewery Holdings, Ltd.(b)	345,931

147,163	YGM Trading, Ltd.	378,882

		2,151,366

Indonesia: 9.11%

638,000	PT AKR Corporindo Tbk	338,696

5,240,300	PT Astra Graphia Tbk	757,401

358,500	PT Bank Mandiri Tbk	323,344

Shares		Value (Note 2)

3,025,000	PT Kalbe Farma Tbk	$436,680

2,536,500	PT Media Nusantara Citra Tbk	797,000

408,000	PT Tambang Batubara Bukit Asam Tbk	543,002

15,800	PT Telekomunikasi Indonesia Tbk, Sponsored ADR(a)	675,292

		3,871,415

Italy: 2.07%

58,325	Danieli & Compagnia Officine Meccaniche SpA	878,640

Malaysia: 2.21%

135,202	Eng Kah Corp. Bhd	133,084

736	JobStreet Corp. Bhd	909

404,000	Malaysia Airports Holdings Bhd	806,848

		940,841

Mexico: 1.00%

4,100	Fomento Economico Mexicano SAB de CV, Sponsored ADR(a)	423,079

Netherlands: 0.02%

298	Koninklijke Philips NV, ADR	8,094

Nigeria: 0.95%

2,700,000	Guaranty Trust Bank Plc	402,643

Pakistan: 0.10%

2,700	HUB Power Co., Ltd, Sponsored GDR(c)	41,715

Peru: 2.07%

110,000	Alicorp SA	369,698

4,000	Credicorp, Ltd.(a)	511,840

		881,538

Russia: 3.14%

152,400	Hydraulic Machines and Systems Group Plc, GDR(c)	372,533

16,673	Lukoil OAO, Sponsored ADR(a)	961,198

		1,333,731

Singapore: 3.86%

57,499	China Yuchai International, Ltd.(a)	1,013,708

405,600	OSIM International, Ltd.	627,467

		1,641,175

June 30, 2013	58	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)
South Africa: 1.35%

47,200	Gold Fields, Ltd., Sponsored ADR(a)	$247,800

21,091	Kumba Iron Ore, Ltd., ADR(a)	324,380

		572,180

South Korea: 1.24%

17,000	Grand Korea Leisure Co., Ltd.	525,261

Sri Lanka: 2.11%

418,000	Commercial Bank of Ceylon Plc, Non-Voting Depository Receipt	303,414

317,316	Hatton National Bank Plc, Non-Voting Depository Receipt	287,385

6,000,000	Piramal Glass Ceylon Plc	303,681

		894,480

Taiwan: 4.21%

48,300	Asustek Computer, Inc.	413,196

685,500	Formosan Rubber Group, Inc.	562,954

325,500	Kinik Co.	557,716

16,000	TPK Holding Co., Ltd.	254,525

		1,788,391

Thailand: 11.91%

380,000	Charoen Pokphand Foods Pcl(a)	314,636

7,051,775	Jasmine International Pcl(a)	1,771,032

37,966	PTT Exploration & Production Pcl(a)	193,107

95,200	Shin Corp. Pcl(a)	264,823

166,340	Shin Corp. Pcl, Non-Voting Depository Receipt(a)	462,716

150,000	Siam Commercial Bank Pcl, Non-Voting Depository Receipt(a)	825,992

550,000	SNC Former Pcl, Non-Voting Depository Receipt(a)	429,686

264,800	Supalai Public Co., Ltd.	150,307

2,000,000	Thai Tap Water Supply Pcl(a)	650,275

		5,062,574

Turkey: 5.92%

276,501	Anadolu Hayat Emeklilik AS	609,725

73,100	Cimsa Cimento Sanayi VE Tica	497,829

85,000	Netas Telekomunikasyon AS	398,260

121,000	Tekfen Holding AS	413,435

Shares		Value (Note 2)

16,900	Turk Traktor ve Ziraat Makineleri AS	$595,449

		2,514,698

Ukraine: 1.08%

27,005	MHP SA, GDR(c)	459,085

United Kingdom: 3.09%

15,000	Bank of Georgia Holdings Plc	380,322

20,550	Standard Chartered Plc	446,151

12,000	Unilever Plc, Sponsored ADR(a)	485,400

		1,311,873

United States: 1.97%

1,400	HollyFrontier Corp.	59,892

8,400	Philip Morris International, Inc.(a)	727,608

600	Watsco, Inc.	50,376

		837,876

Vietnam: 1.66%

712,500	Military Commercial Joint Stock Bank	443,413

42,000	Viet Nam Dairy Products JSC	261,448

		704,861

	Total Common Stocks (Cost $31,515,560)	32,209,217

Loan Participation Notes: 0.55%
Pakistan: 0.55%

375,500	HUB Power Co., Ltd, Sponsored GDR (Loan Participation Notes issued by Macquarie Bank, Ltd.), expiring 05/05/16	232,659

	Total Loan Participation Notes (Cost $215,800)	232,659

Preferred Stocks: 0.94%
Brazil: 0.94%

10,700	Companhia de Bebidas das Americas, Preferred ADR(a)	399,645

	Total Preferred Stocks (Cost $410,142)	399,645

See Notes to Financial Statements	59	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

Shares		Value (Note 2)

Warrants: 0.01%
Malaysia: 0.01%

16,170	Eng Kah Corp. Bhd, Warrants, Strike Price $3.50 (expiring 09/25/17)(b)	$2,303

	Total Warrants (Cost $0)	2,303

Principal Amount

Collateralized Mortgage Obligations: 4.07%
United States: 4.07%

$3,365,089	FHLMC, REMICS 2.500%, 04/15/28(d)	373,225

357,755	3.000%, 09/15/31(d)	45,675

2,918,475	3.000%, 05/15/26(d)	311,845

725,494	3.000%, 06/15/27(d)(e)	102,263

1,241,404	3.500%, 12/15/26(d)	144,518

698,319	4.000%, 05/15/26(d)	87,726

111,827	6.608%, 04/15/38(d)(e)	20,189

1,571,358	FNMA, REMICS 3.000%, 06/25/27(d)	206,172

112,779	5.000%, 03/25/23(d)	7,861

63,981	5.000%, 03/25/24(d)	5,357

1,745,318	6.217%, 06/25/37(d)(e)	283,707

25,902	6.307%, 08/25/36(d)(e)	5,304

57,743	7.000%, 06/25/33(d)	7,150

343,967	GNMA, REMICS 4.500%, 05/16/35(d)	25,964

81,184	5.508%, 12/20/38(d)(e)	10,992

392,516	6.408%, 09/16/33(d)(e)	76,370

97,897	6.500%, 03/20/39(d)	16,267

		1,730,585

	Total Collateralized Mortgage Obligations (Cost $1,898,907)	1,730,585

	Total Investments: 81.38% (Cost $34,040,409)	34,574,409

	Net Other Assets and Liabilities: 18.62%	7,912,098	(f)

	Net Assets: 100.00%	$42,486,507

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for the line of credit. At period end, the aggregate market value of those securities was $10,534,146, representing 24.79% of net assets.

(b) Non-income producing security.

(c) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $873,333 representing 2.06% of net assets.

(d) Interest only security.

(e) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

(f) Includes cash which is being held as collateral for futures contracts.

June 30, 2013	60	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select EM Dividend Fund

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
MSCI Emerging Markets E-Mini Future	Long	60	09/21/13	$2,801,100	$131,279
Total Futures Contracts				$2,801,100	$131,279

Investment Abbreviations:

ADR — American Depositary Receipt

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

MSCI — Morgan Stanley Capital International

REMICS — Real Estate Mortgage Investment Conduits

See Notes to Financial Statements	61	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)

Common Stocks: 88.65%
Consumer Discretionary: 18.89%

24,500	AFC Enterprises, Inc.(a)	$880,530

5,000	Arctic Cat, Inc.	224,900

70,000	Christopher & Banks Corp.(a)	471,800

10,000	Deckers Outdoor Corp.(a)	505,100

10,000	Destination Maternity Corp.	246,000

20,000	Diversified Restaurant Holdings, Inc.(a)	159,200

15,000	Domino’s Pizza, Inc.	872,250

28,000	IMAX Corp.(a)	696,080

10,000	K12, Inc.(a)	262,700

15,000	Movado Group, Inc.	507,450

100,000	Pacific Sunwear of California, Inc.(a)	365,000

10,000	Pier 1 Imports, Inc.	234,900

20,000	Quiksilver, Inc.(a)	128,800

20,000	Regal Entertainment Group, Class A	358,000

10,000	Sotheby’s	379,100

7,500	Weight Watchers International, Inc.	345,000

		6,636,810

Consumer Staples: 3.07%

10,000	Limoneira Co.	207,300

20,000	National Beverage Corp.	349,400

4,000	Sanderson Farms, Inc.	265,680

15,800	Whitewave Foods Co., Class A(a)	256,750

		1,079,130

Energy: 5.82%

5,000	Bonanza Creek Energy, Inc.(a)	177,300

80,000	Kodiak Oil & Gas Corp.(a)	711,200

25,000	Laredo Petroleum Holdings, Inc.(a)	514,000

1,400	Lufkin Industries, Inc.	123,858

5,000	PDC Energy, Inc.(a)	257,400

15,000	Resolute Energy Corp.(a)	119,700

5,000	Western Refining, Inc.	140,350

		2,043,808

Financials: 13.02%

10,000	Ares Commercial Real Estate Corp.	128,100

20,000	BioMed Realty Trust, Inc.	404,600

Shares		Value (Note 2)

10,000	Community Bank System, Inc.	$308,500

13,900	DuPont Fabros Technology, Inc.	335,685

20,000	Education Realty Trust, Inc.	204,600

5,000	Evercore Partners, Inc., Class A	196,400

100,000	FelCor Lodging Trust, Inc.(a)	591,000

30,000	Glacier Bancorp, Inc.	665,700

50,000	MPG Office Trust, Inc.(a)	157,000

5,000	Post Properties, Inc.	247,450

2,500	PS Business Parks, Inc.	180,425

1,400	Sovran Self Storage, Inc.	90,706

10,000	Spirit Realty Capital, Inc.	177,200

60,000	Strategic Hotels & Resorts, Inc.(a)	531,600

25,000	TCF Financial Corp.	354,500

		4,573,466

Health Care: 18.17%

12,500	Aegerion Pharmaceuticals, Inc.(a)	791,750

15,000	Auxilium Pharmaceuticals, Inc.(a)	249,450

20,000	Cepheid, Inc.(a)	688,400

14,900	Clovis Oncology, Inc.(a)	998,002

10,500	HeartWare International, Inc.(a)	998,655

20,000	HMS Holdings Corp.(a)	466,000

15,500	KYTHERA Biopharmaceuticals, Inc.(a)	419,275

15,000	Momenta Pharmaceuticals, Inc.(a)	225,900

40,000	Neurocrine Biosciences, Inc.(a)	535,200

40,000	Orexigen Therapeutics, Inc.(a)	234,000

15,000	Theravance, Inc.(a)	577,950

55,000	XOMA Corp.(a)	199,650

		6,384,232

Industrials: 5.53%

10,000	Actuant Corp., Class A	329,700

5,000	Astronics Corp.(a)	204,350

20,000	Great Lakes Dredge & Dock Corp.	156,400

20,000	Hexcel Corp.(a)	681,000

20,000	KEYW Holding Corp.(a)	265,000

June 30, 2013	62	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Small Cap Equity Fund

Shares		Value (Note 2)
Industrials (continued): 5.53%

15,000	Thermon Group Holdings, Inc.(a)	$306,000

		1,942,450

Information Technology: 13.26%

15,000	AVG Technologies(a)	291,750

20,000	Ciena Corp.(a)	388,400

10,000	CUI Global, Inc.(a)	55,500

7,500	FEI Co.	547,425

10,000	Freescale Semiconductor, Ltd.(a)	135,500

60,000	InvenSense, Inc.(a)	922,800

20,000	Jive Software, Inc.(a)	363,400

5,000	Manhattan Associates, Inc.(a)	385,800

50,000	Millennial Media, Inc.(a)	435,500

30,000	NeoPhotonics Corp.(a)	260,700

5,000	OpenTable, Inc.(a)	319,750

10,000	QLIK Technologies, Inc.(a)	282,700

50,000	RF Micro Devices, Inc.(a)	267,500

		4,656,725

Materials: 4.74%

5,000	Axiall Corp.	212,900

250,000	Hecla Mining Co.	745,000

30,000	Horsehead Holding Corp.(a)	384,300

30,000	Stillwater Mining Co.(a)	322,200

		1,664,400

Shares		Value (Note 2)
Utilities: 6.15%

5,000	American States Water Co.	$268,350

10,000	California Water Service Group	195,100

20,201	Connecticut Water Service, Inc.	579,769

7,500	New Jersey Resources Corp.	311,475

10,000	Piedmont Natural Gas Co., Inc.	337,400

10,000	Southwest Gas Corp.	467,900

		2,159,994

	Total Common Stocks (Cost $27,162,471)	31,141,015

Affiliated Investment Companies: 1.00%

350,051	Forward U.S. Government Money Fund Class Z, 0.010% 7-day yield	350,051

	Total Affiliated Investment Companies (Cost $350,051)	350,051

	Total Investments: 89.65% (Cost $27,512,522)	31,491,066

	Net Other Assets and Liabilities: 10.35%	3,635,493	(b)

	Net Assets: 100.00%	$35,126,559

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini Russell 2000® Index Future	Long	25	09/23/13	$2,436,750	$(53,802)
Total Futures Contracts				$2,436,750	$(53,802)

See Notes to Financial Statements	63	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Tactical Enhanced Fund

Principal Amount		Value (Note 2)

Repurchase Agreements: 62.67%

$41,650,000	G.X. Clarke & Co., 0.120%, dated 06/28/13 and maturing 07/01/13 with a repurchase amount of $41,650,417, collateralized by FHLB and FNMA securities with rates ranging from 0.50% to 1.00% and with maturity dates ranging from 01/29/16 to 02/12/18 with a collateral value of $41,694,909.	$41,650,000

	Total Repurchase Agreements (Cost $41,650,000)	41,650,000

	Total Investments: 62.67% (Cost $41,650,000)	41,650,000

	Net Other Assets and Liabilities: 37.33%	24,810,539

	Net Assets: 100.00%	$66,460,539

Percentages are stated as a percent of net assets.

Investment Abbreviations:

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

June 30, 2013	64	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Tactical Growth Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 14.93%

826,782	SPDR® S&P 500® ETF Trust	$132,293,388

	Total Exchange-Traded Funds (Cost $133,427,071)	132,293,388

Par Value

Short-Term Securities: 77.08%

$50,000,000	U.S. Treasury Bills, Discount Notes 0.101%, due 07/25/13(a)	49,996,631

68,000,000	0.087%, due 08/29/13(a)	67,997,756

50,000,000	0.087%, due 12/19/13(a)	49,979,800

65,000,000	0.083%, due 08/01/13(a)	64,995,382

87,500,000	0.073%, due 10/10/13(a)	87,488,363

50,000,000	0.071%, due 11/07/13(a)	49,991,250

50,000,000	0.070%, due 10/24/13(a)	49,992,400

Par Value		Value (Note 2)

$87,500,000	0.069%, due 09/26/13(a)	$87,493,087

87,500,000	0.065%, due 11/14/13(a)	87,478,913

87,500,000	0.062%, due 12/12/13(a)	87,474,625

	Total Short-Term Securities (Cost $682,858,841)	682,888,207

	Total Investments: 92.01% (Cost $816,285,912)	815,181,595

	Net Other Assets and Liabilities: 7.99%	70,815,270	(b)

	Net Assets: 100.00%	$885,996,865

Percentages are stated as a percent of net assets.

(a) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(b) Includes cash which is being held as collateral for futures contracts.

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
E-mini S&P 500® Futures	Long	3,862	09/23/13	$308,824,830	$(1,094,124)
Total Futures Contracts				$308,824,830	$(1,094,124)

Investment Abbreviations:

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depository Receipts

See Notes to Financial Statements	65	June 30, 2013

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)

Agency Pass-Through Securities: 25.67%
Federal Home Loan Mortgage Corp (FHLMC): 7.19%

$2,500,000	FHLMC 0.450%, 11/24/15	$2,494,304

500,000	0.500%, 02/24/15	500,603

212,716	0.540%, 09/01/37(a)	218,771

500,000	0.625%, 03/06/15	501,507

194,000	0.665%, 09/01/37(a)	194,439

500,000	0.850%, 02/24/16	501,020

1,000,000	1.200%, 11/19/18	968,054

2,060	1.832%, 08/01/17(a)	2,136

42,963	1.875%, 08/01/17(a)	45,545

17,332	1.875%, 12/01/16(a)	17,608

42,365	1.990%, 04/01/16(a)	42,499

63,051	1.993%, 07/01/19(a)	63,307

8,833	2.000%, 10/01/16(a)	8,979

13,572	2.005%, 10/01/28(a)	14,406

2,235	2.012%, 01/01/26(a)	2,304

12,194	2.091%, 01/01/23(a)	12,607

2,005	2.125%, 08/01/18(a)	2,015

20,748	2.125%, 07/01/19(a)	21,310

25,739	2.125%, 02/01/16(a)	27,258

2,849	2.125%, 05/01/18(a)	2,923

35,963	2.128%, 08/01/19(a)	36,231

4,801	2.135%, 03/01/20(a)	4,826

17,384	2.159%, 05/01/23(a)	17,973

20,519	2.163%, 05/01/24(a)	20,898

25,638	2.182%, 03/01/25(a)	26,443

31,222	2.215%, 02/01/23(a)	31,908

7,325	2.220%, 08/01/19(a)	7,379

13,637	2.250%, 08/01/18(a)	13,726

1,907	2.253%, 10/01/22(a)	2,039

32,344	2.256%, 12/01/29(a)	34,457

29,821	2.257%, 01/01/29(a)	30,024

49,591	2.260%, 09/01/28(a)	52,781

9,782	2.262%, 12/01/18(a)	10,482

1,952	2.262%, 09/01/30(a)	2,089

Principal Amount		Value (Note 2)

$ 2,580	2.270%, 09/01/18(a)	$2,682

25,421	2.273%, 08/01/26(a)	26,768

12,248	2.280%, 12/01/20(a)	13,088

1,568	2.290%, 06/01/18(a)	1,576

3,526	2.290%, 09/01/27(a)	3,781

36,271	2.292%, 11/01/25(a)	38,808

1,494	2.310%, 03/01/17(a)	1,497

3,177	2.313%, 12/01/27(a)	3,384

6,629	2.331%, 11/01/27(a)	7,033

23,656	2.332%, 08/01/30(a)	25,259

32,354	2.336%, 07/01/31(a)	32,515

20,611	2.348%, 02/01/26(a)	21,970

2,982	2.350%, 07/01/18(a)	3,175

3,841	2.350%, 12/01/27(a)	4,088

8,527	2.366%, 03/01/25(a)	9,122

16,207	2.370%, 09/01/29(a)	17,313

15,914	2.371%, 10/01/27(a)	16,961

13,456	2.375%, 07/01/18(a)	14,187

20,173	2.375%, 02/01/25(a)	20,507

18,991	2.375%, 06/01/32(a)	20,022

2,891	2.375%, 03/01/24(a)	2,908

9,065	2.376%, 10/01/32(a)	9,165

11,067	2.391%, 02/01/32(a)	11,795

38,256	2.391%, 04/01/33(a)	40,694

1,943	2.400%, 11/01/19(a)	1,952

61,849	2.407%, 12/01/29(a)	66,157

7,802	2.415%, 11/01/18(a)	8,336

44,453	2.425%, 10/01/20(a)	44,726

34,662	2.442%, 07/01/32(a)	36,873

22,079	2.447%, 12/01/18(a)	22,359

32,613	2.449%, 10/01/33(a)	34,545

7,477	2.461%, 09/01/25(a)	7,998

31,608	2.485%, 05/01/27(a)	31,851

26,716	2.487%, 10/01/30(a)	28,000

46,717	2.490%, 06/01/21(a)	49,339

June 30, 2013	66	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Federal Home Loan Mortgage Corp (FHLMC) (continued): 7.19%

$ 34,612	2.490%, 08/01/26(a)	$34,938

1,491	2.499%, 11/01/36(a)	1,593

8,613	2.512%, 02/01/26(a)	9,121

1,827	2.520%, 08/01/36(a)	1,954

63,184	2.521%, 01/01/28(a)	67,836

47,379	2.525%, 07/01/37(a)	49,363

8,502	2.526%, 07/01/29(a)	9,100

41,912	2.554%, 11/01/31(a)	44,865

61,328	2.562%, 06/01/35(a)	61,618

17,616	2.564%, 04/01/30(a)	18,803

55,112	2.606%, 07/01/24(a)	55,864

5,394	2.625%, 08/01/23(a)	5,419

4,188	2.648%, 04/01/21(a)	4,381

5,613	2.693%, 01/01/29(a)	5,778

53,710	2.693%, 12/01/34(a)	54,082

11,896	2.740%, 03/01/19(a)	12,436

60,280	2.780%, 04/01/24(a)	62,519

7,655	2.802%, 11/01/19(a)	7,769

47,149	2.862%, 08/01/36(a)	50,428

13,278	3.185%, 10/01/35(a)	14,245

23,704	3.510%, 12/01/17(a)	23,756

188,902	3.566%, 08/01/23(a)	191,391

33,542	3.615%, 01/01/22(a)	33,862

38,088	3.628%, 05/01/25(a)	38,492

35,697	3.679%, 10/01/19(a)	36,005

54,472	3.702%, 06/01/24(a)	54,970

101,266	3.833%, 08/01/24(a)	102,012

12,122	4.221%, 06/01/36(a)	12,925

3,235	4.820%, 05/01/20(a)	3,440

3,256	5.501%, 08/01/24(a)	3,515

173,442	5.820%, 10/01/37(a)	187,026

116,745	FHLMC, Gold 2.348%, 03/01/27(a)	119,472

131,791	2.555%, 02/01/29(a)	141,178

825,402	4.000%, 12/01/41	865,975

		8,999,416

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA): 15.79%

$3,500,000	FNMA 0.375%, 03/16/15	$3,501,876

700,000	0.580%, 02/26/16	697,421

11,315	1.025%, 01/01/21(a)	11,378

2,574	1.335%, 06/01/21(a)	2,594

322,519	1.375%, 01/01/21(a)	332,953

3,500,000	1.375%, 11/15/16	3,549,864

28,440	1.578%, 10/01/40(a)	29,581

65,856	1.578%, 06/01/40(a)	68,481

99,511	1.578%, 06/01/40(a)	103,432

226,133	1.675%, 03/01/34(a)	228,141

5,573	1.697%, 09/01/33(a)	5,814

9,836	1.759%, 03/01/28(a)	10,307

4,055	1.786%, 11/01/33(a)	4,259

5,096	1.795%, 12/01/24(a)	5,209

449,019	1.813%, 07/01/34(a)	471,314

54,026	1.822%, 04/01/32(a)	56,915

8,159	1.833%, 11/01/33(a)	8,585

25,697	1.844%, 12/01/30(a)	27,186

7,441	1.864%, 01/01/17(a)	7,565

51,663	1.894%, 10/01/32(a)	54,091

22,018	1.903%, 01/01/36(a)	22,780

6,922	2.013%, 04/01/18(a)	7,281

140,962	2.017%, 02/01/33(a)	148,237

21,029	2.035%, 06/01/30(a)	21,379

92,276	2.040%, 02/01/26(a)	97,165

14,127	2.045%, 04/01/33(a)	14,834

345,533	2.048%, 07/01/34(a)	351,268

9,363	2.064%, 11/01/22(a)	9,527

5,001	2.078%, 08/01/29(a)	5,287

12,685	2.083%, 03/01/35(a)	13,337

25,292	2.097%, 07/01/34(a)	27,054

56,806	2.101%, 02/01/25(a)	59,960

522,715	2.108%, 01/01/35(a)	553,632

5,260	2.125%, 07/01/18(a)	5,287

26,494	2.125%, 06/01/19(a)	26,758

See Notes to Financial Statements	67	June 30, 2013

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA) (continued): 15.79%

$ 259,667	2.132%, 11/01/35(a)	$273,902

8,683	2.136%, 09/01/24(a)	8,867

519	2.150%, 01/01/20(a)	522

157,742	2.153%, 05/01/34(a)	166,422

340,602	2.153%, 11/01/35(a)	358,420

263,313	2.157%, 05/01/33(a)	273,543

5,711	2.157%, 12/01/35(a)	5,737

100,032	2.171%, 03/01/37(a)	105,903

31,059	2.197%, 11/01/35(a)	32,269

36,830	2.199%, 01/01/33(a)	39,126

10,318	2.205%, 10/01/28(a)	10,920

106,426	2.205%, 11/01/17(a)	112,985

29,405	2.212%, 05/01/19(a)	30,676

25,770	2.212%, 08/01/33(a)	27,126

20,364	2.220%, 12/01/37(a)	21,474

343	2.240%, 07/01/17(a)	344

794	2.240%, 10/01/16(a)	802

222,504	2.243%, 06/01/33(a)	231,697

69,268	2.249%, 01/01/31(a)	69,764

83,808	2.249%, 06/01/32(a)	85,766

1,000,000	2.250%, 03/15/16	1,042,199

13,994	2.250%, 11/01/20(a)	14,059

10,834	2.252%, 04/01/18(a)	11,389

202,404	2.272%, 03/01/34(a)	214,359

50,562	2.273%, 11/01/31(a)	50,661

41,359	2.280%, 01/01/25(a)	41,336

48,611	2.288%, 05/01/33(a)	48,855

18,020	2.289%, 08/01/36(a)	19,243

19,975	2.296%, 12/01/26(a)	21,161

18,228	2.303%, 09/01/23(a)	18,374

38,472	2.306%, 10/01/25(a)	40,446

154,959	2.311%, 07/01/33(a)	165,843

831	2.313%, 03/01/30(a)	886

30,571	2.316%, 01/01/21(a)	32,651

33,873	2.316%, 07/01/28(a)	36,046

Principal Amount		Value (Note 2)

$ 20,090	2.318%, 06/01/30(a)	$21,472

12,875	2.320%, 06/01/32(a)	13,712

81,142	2.322%, 06/01/33(a)	82,997

16,119	2.325%, 05/01/24(a)	16,199

66,742	2.325%, 07/01/36(a)	71,009

15,254	2.330%, 01/01/24(a)	16,217

42,127	2.340%, 12/01/30(a)	44,560

19,892	2.349%, 12/01/29(a)	21,252

54,337	2.350%, 07/01/36(a)	57,806

1,254	2.355%, 07/01/25(a)	1,327

10,078	2.356%, 08/01/36(a)	10,729

570,096	2.356%, 09/01/31(a)	608,646

34,681	2.366%, 01/01/33(a)	34,991

13,236	2.371%, 01/01/28(a)	14,146

2,646	2.371%, 05/01/33(a)	2,821

43,350	2.374%, 04/01/37(a)	46,407

55,010	2.375%, 08/01/30(a)	55,262

40,239	2.376%, 09/01/33(a)	42,316

24,275	2.395%, 11/01/30(a)	24,359

19,612	2.414%, 11/01/29(a)	20,911

6,694	2.420%, 03/01/27(a)	6,751

22,247	2.425%, 01/01/23(a)	22,442

7,594	2.432%, 07/01/38(a)	7,741

78,823	2.435%, 08/01/32(a)	83,903

1,823	2.449%, 09/01/37(a)	1,909

23,333	2.450%, 04/01/38(a)	23,766

4,373	2.450%, 01/01/19(a)	4,577

33,159	2.456%, 08/01/25(a)	35,547

1,048	2.470%, 10/01/27(a)	1,116

52,712	2.477%, 05/01/33(a)	55,889

56,285	2.477%, 06/01/36(a)	60,126

33,921	2.478%, 02/01/35(a)	34,140

49,565	2.480%, 07/01/34(a)	51,866

62,808	2.488%, 10/01/31(a)	66,912

9,351	2.490%, 09/01/33(a)	10,022

58,155	2.495%, 11/01/29(a)	62,435

June 30, 2013	68	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA) (continued): 15.79%

$ 7,263	2.504%, 07/01/28(a)	$7,766

76,331	2.520%, 09/01/31(a)	77,590

21,539	2.536%, 12/01/35(a)	22,157

23,696	2.552%, 08/01/35(a)	25,005

20,840	2.568%, 11/01/26(a)	22,348

2,107	2.578%, 10/01/19(a)	2,192

28,575	2.590%, 02/01/34(a)	30,518

69,968	2.635%, 04/01/35(a)	70,964

42,049	2.655%, 09/01/30(a)	44,905

392,243	2.680%, 11/01/33(a)	395,899

310,522	2.685%, 09/01/32(a)	331,444

6,451	2.690%, 06/01/19(a)	6,721

69,128	2.692%, 08/01/33(a)	73,722

9,719	2.723%, 04/01/26(a)	9,728

93,142	2.740%, 11/01/33(a)	93,208

86,659	2.751%, 05/01/34(a)	92,334

16,244	2.755%, 06/01/33(a)	16,360

25,143	2.771%, 01/01/18(a)	25,909

11,569	2.779%, 03/01/36(a)	11,953

11,810	2.811%, 04/01/36(a)	12,632

14,636	2.847%, 02/01/26(a)	15,708

28,509	2.953%, 11/01/36(a)	29,683

491,772	3.000%, 03/01/27	507,103

30,348	3.027%, 08/01/34(a)	32,243

28,492	3.301%, 12/01/19(a)	29,859

1,860	3.546%, 08/01/26(a)	1,982

4,535	3.680%, 03/01/25(a)	4,596

140,894	3.949%, 05/01/36(a)	145,694

16,410	3.993%, 07/01/17(a)	17,532

638,787	4.000%, 12/01/41	667,157

110,626	4.000%, 04/01/41	116,326

46,078	4.090%, 02/01/26(a)	49,672

565	4.243%, 05/01/18(a)	569

758,610	4.500%, 12/01/40	809,077

5,115	4.606%, 04/01/29(a)	5,191

Principal Amount		Value (Note 2)

$ 668	4.776%, 12/01/26(a)	$721

7,227	4.899%, 03/01/27(a)	7,795

11,502	5.000%, 10/01/22(a)	11,576

33,936	6.500%, 07/01/17	34,693

15,408	6.750%, 12/01/16(a)	16,307

1,167	7.365%, 08/01/20(a)	1,177

		19,768,822

Government National Mortgage Association (GNMA): 2.69%

59,934	GNMA 1.625%, 01/20/29(a)	62,227

17,251	1.625%, 01/20/29(a)	18,028

37,570	1.625%, 10/20/29(a)	39,214

41,544	1.625%, 03/20/29(a)	43,408

45,605	1.625%, 03/20/27(a)	47,652

40,608	1.625%, 02/20/27(a)	42,429

61,507	1.625%, 10/20/27(a)	64,186

48,442	1.625%, 10/20/37(a)	50,156

41,230	1.625%, 03/20/32(a)	43,088

22,978	1.625%, 02/20/32(a)	24,013

62,322	1.625%, 03/20/33(a)	65,131

59,023	1.625%, 12/20/32(a)	61,606

39,156	1.625%, 12/20/29(a)	40,869

39,987	1.625%, 02/20/30(a)	41,788

141,333	1.625%, 02/20/32(a)	146,786

394,934	1.625%, 01/20/32(a)	412,730

4,607	1.625%, 12/20/26(a)	4,808

36,903	1.625%, 03/20/24(a)	38,560

65,417	1.625%, 10/20/25(a)	68,269

39,643	1.625%, 03/20/22(a)	41,420

11,785	1.625%, 01/20/24(a)	12,314

19,112	1.625%, 03/20/24(a)	19,970

95,478	1.625%, 01/20/23(a)	99,762

4,908	1.625%, 02/20/24(a)	5,129

75,180	1.625%, 03/20/34(a)	78,569

38,790	1.625%, 01/20/27(a)	40,529

5,133	1.625%, 03/20/22(a)	5,363

See Notes to Financial Statements	69	June 30, 2013

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Government National Mortgage Association (GNMA)(continued): 2.69%

$ 4,252	1.750%, 07/20/27(a)	$4,445

250,132	1.750%, 08/20/33(a)	260,134

388,210	1.750%, 09/20/32(a)	405,866

3,424	1.750%, 04/20/22(a)	3,574

8,231	1.750%, 05/20/21(a)	8,592

1,812	1.750%, 06/20/27(a)	1,891

3,360	1.750%, 07/20/27(a)	3,512

3,440	1.750%, 04/20/27(a)	3,590

47,820	2.125%, 10/20/35(a)	50,012

55,415	2.250%, 05/20/34(a)	57,715

9,905	3.000%, 10/20/18(a)	10,362

10,210	3.500%, 01/20/19(a)	10,667

857,113	4.000%, 09/15/41	905,657

28,503	4.000%, 03/20/16(a)	30,072

		3,374,093

	Total Agency Pass-Through Securities (Cost $32,051,267)	32,142,331

Asset-Backed Securities: 0.46%

500,000	BMW Vehicle Lease Trust, Series 2012-1, Class A3 0.750%, 06/20/14	500,512

80,810	Mercedes-Benz Auto Lease Trust, Series 2012-A, Class A2 0.660%, 07/15/13	80,817

	Total Asset-Backed Securities (Cost $580,775)	581,329

Collateralized Mortgage Obligations: 1.16%
Collateralized Mortgage Obligations-Other: 0.31%

338,106	Deutsche Mortgage Securities, Inc., Series 2004-1, Class 1A1 5.500%, 09/25/33	349,341

41,564	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A2 5.303%, 02/15/40	41,605

		390,946

Federal National Mortgage Association (FNMA): 0.85%

1,092,986	FNMA, REMICS 2.000%, 05/25/43	1,066,397

	Total Collateralized Mortgage Obligations (Cost $1,453,254)	1,457,343

Principal Amount		Value (Note 2)

Corporate Bonds: 16.30%
Basic Materials: 0.27%

$ 300,000	BHP Billiton Finance USA, Ltd., Sr. Unsec. Notes 5.400%, 03/29/17	$338,456

Communications: 0.32%

400,000	NBCUniversal Media Llc, Sr. Unsec. Notes 2.100%, 04/01/14	404,892

Consumer Cyclical: 0.87%

565,000	Daimler Finance North America Llc, Sr. Unsec. Notes 1.650%, 04/10/15(b)	569,997

500,000	Staples, Inc., Sr. Unsec. Notes 9.750%, 01/15/14	523,451

		1,093,448

Consumer Non-Cyclical: 3.44%

500,000	Amgen, Inc., Sr. Unsec. Notes 2.500%, 11/15/16	516,941

500,000	Bottling Group Llc, Sr. Unsec. Notes 5.500%, 04/01/16	558,084

500,000	Cargill, Inc., Sr. Unsec. Notes 5.000%, 11/15/13(b)	507,737

1,250,000	Coca-Cola Co., Sr. Unsec. Notes 0.750%, 03/13/15	1,254,772

445,000	Colgate-Palmolive Co., Sr. Unsec. Medium-Term Notes 2.625%, 05/01/17	460,589

225,000	Cornell University, Sr. Unsec. Notes 4.350%, 02/01/14	230,190

500,000	SABMiller Plc, Sr. Unsec. Notes 5.500%, 08/15/13(b)	502,878

250,000	WellPoint, Inc., Unsec. Notes 5.250%, 01/15/16	273,449

		4,304,640

Energy: 0.83%

500,000	Noble Holding International, Ltd., Sr. Unsec. Notes 3.450%, 08/01/15	518,583

500,000	Total Capital SA, Sr. Unsec. Notes 3.125%, 10/02/15	523,670

		1,042,253

June 30, 2013	70	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Financials: 6.02%

$ 320,000	Berkshire Hathaway Finance Corp., Sr. Unsec. Notes 2.450%, 12/15/15	$332,916

521,000	Branch Banking & Trust Co., Sub. Notes 0.574%, 05/23/17(a)	512,650

1,250,000	0.592%, 09/13/16(a)	1,237,702

400,000	Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Notes 6.200%, 09/30/13	405,593

1,500,000	Caterpillar Financial Services Corp., Sr. Unsec. Notes 1.050%, 03/26/15	1,510,219

1,000,000	Danske Bank A/S, Sr. Unsec. Notes 1.327%, 04/14/14(a)(b)	1,004,473

500,000	John Deere Capital Corp., Sr. Unsec. Medium-Term Notes 1.600%, 03/03/14	504,127

300,000	National Australia Bank, Ltd., Sr. Unsec. Notes 0.998%, 04/11/14(a)(b)	301,678

500,000	National City Bank, Sub. Notes 0.644%, 06/07/17(a)	494,917

1,250,000	Wachovia Bank NA, Sub. Notes 0.603%, 03/15/16(a)	1,235,058

		7,539,333

Industrials: 1.32%

325,000	Honeywell International, Inc., Sr. Unsec. Notes 5.400%, 03/15/16	361,384

1,250,000	Thermo Fisher Scientific, Inc., Sr. Unsec. Notes 3.200%, 03/01/16	1,298,079

		1,659,463

Information Technology: 1.21%

500,000	Intel Corp., Sr. Unsec. Notes 1.350%, 12/15/17	489,661

1,000,000	International Business Machines Corp., Sr. Unsec. Notes 1.950%, 07/22/16	1,025,609

		1,515,270

Principal Amount		Value (Note 2)
Telecommunication Services: 1.29%

$ 500,000	AT&T, Inc., Sr. Unsec. Notes 0.660%, 02/12/16(a)	$497,563

1,000,000	5.625%, 06/15/16	1,119,371

		1,616,934

Utilities: 0.73%

880,000	Niagara Mohawk Power Corp., Sr. Unsec. Notes 3.553%, 10/01/14(b)	910,006

	Total Corporate Bonds (Cost $20,351,541)	20,424,695

Municipal Bonds: 5.10%

500,000	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvment, Series B 1.140%, 03/01/16	501,175

500,000	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B 1.070%, 04/01/16	499,595

155,000	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series A 5.020%, 01/15/20	168,387

125,000	City of Newport News, Virginia, Taxable Refunding General Obligation Unlimited Bonds, Series B 0.629%, 07/15/14	125,346

750,000	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B 0.895%, 12/01/16	744,862

250,000	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B 1.282%, 12/01/16	249,768

300,000	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III 1.770%, 10/01/13	300,480

60,000	Lexington School District No. 2 Educational Facilities Corp., Installment Revenue Bonds, Series A 5.890%, 12/01/13	60,994

See Notes to Financial Statements	71	June 30, 2013

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Principal Amount		Value (Note 2)
Municipal Bonds (continued): 5.10%

$ 550,000	Maine State Housing Authority, Taxable, Revenue Bonds, Series A 1. 190%, 11/15/16	$548,372

500,000	New York City, New York, General Obligation Unlimited Bonds, Series G, SubSeries G-2 0.550%, 04/01/14	500,670

500,000	Ohio State Water Development Authority Water Pollution Control, Taxable Refunding Revenue Bonds, (Water Quality), Series A 0.814%, 06/01/15	501,935

50,000	Oklahoma Capital Improvement Authority, State Facilities Revenue Bonds, Higher Education, Series B 2. 026%, 07/01/14	50,721

150,000	Oregon State Local Governments, Taxable, Pension General Obligation, Ltd. 5.571%, 06/01/14	156,539

250,000	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B 0.948%, 02/01/16	248,720

500,000	Port of Seattle Washington, Taxable Refunding Revenue Bonds, Intermediate Lien, Series C 0.883%, 11/01/13	500,840

250,000	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A 2.800%, 03/01/36	244,073

500,000	University of California, Taxable Revenue Bonds, (National Transmission System), Series AA-2 0.887%, 07/01/13	500,000

Principal Amount		Value (Note 2)

$ 500,000	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds 1.700%, 02/01/17	$491,440

	Total Municipal Bonds (Cost $6,415,083)	6,393,917

U.S. Treasury Bonds & Notes: 16.68%

	U.S. Treasury Notes

6,750,000	0.250%, 04/15/16	6,684,343

4,000,000	0.250%, 05/15/15	3,993,124

3,500,000	0.375%, 06/15/15	3,500,819

6,750,000	0.375%, 03/15/16	6,713,084

	Total U.S. Treasury Bonds & Notes (Cost $20,991,461)	20,891,370

	Total Investments: 65.37% (Cost $81,843,381)	81,890,985

	Net Other Assets and Liabilities: 34.63%	43,392,069	(c)

	Net Assets: 100.00%	$125,283,054

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $3,796,769, representing 3.03% of net assets.

(c) Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain
Credit Suisse	CS Momentum&Volatility Enhanced Return Strategy Custom 15-Total Return	105 Bps	Total Return	08/02/13	$126,245,575	$754,701
Credit Suisse	CS Momentum&Volatility Enhanced Return Strategy Custom 15-Total Return	105 Bps	Total Return	08/02/13	(2,000,000)	0
Total of Total Return Swap Contracts					$124,245,575	$754,701

June 30, 2013	72	See Notes to Financial Statements

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Commodity Long/Short Strategy Fund

Investment Abbreviations:

Bps — Basis Points

REMICS — Real Estate Mortgage Investment Conduits

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

See Notes to Financial Statements	73	June 30, 2013

Consolidated Portfolio of Investments (Note 10) (Unaudited)

Forward Managed Futures Strategy Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 59.66%

31,000	Vanguard Mortgage-Backed Securities ETF	$1,582,240

20,500	Vanguard Short-Term Corporate Bond ETF	1,621,550

53,400	Vanguard Short-Term Government Bond ETF	3,247,788

	Total Exchange-Traded Funds (Cost $6,483,859)	6,451,578

	Total Investments: 59.66% (Cost $6,483,859)	6,451,578

	Net Other Assets and Liabilities: 40.34%	4,361,809	(a)

	Net Assets: 100.00%	$10,813,387

Percentages are stated as a percent of net assets.

(a) Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Credit Suisse	CS Multi Asset Future	125 Bps	Total Return	07/02/13	$16,513,869	$358,554
Credit Suisse	CS Multi Asset Future	125 Bps	Total Return	07/02/13	(500,000)	(5,389)
Total of Total Return Swap Contracts					$16,013,869	$353,165

Investment Abbreviations:

Bps — Basis Points

ETF — Exchange-Traded Fund

June 30, 2013	74	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Credit Analysis Long/Short Fund	Forward EM Corporate Debt Fund	Forward Emerging Markets Fund
Assets:
Investments, at value	$849,228,110	$297,451,820	$12,086,151
Cash	43,914,202	9,516,582	565,116
Foreign currency, at value (Cost $0, $0 and $7,186, respectively)	0	0	7,100
Deposit with broker for swap contracts	0	640,068	0
Deposit with broker for futures contracts	0	0	1,295
Deposit with broker for securities sold short	86,166,198	0	0
Unrealized gain on forward contracts	0	155,269	0
Receivable for swap contract payments	0	12,222	0
Receivable for investments sold	40,097,045	7,323,424	15,587
Receivable for shares sold	1,357,445	268,847	5,482
Interest and dividends receivable	13,262,434	5,325,330	194,016
Other assets	76,391	41,556	24,704

Total Assets	1,034,101,825	320,735,118	12,899,451

Liabilities:
Securities sold short (Proceeds $250,610,352, $0 and $0, respectively)	246,145,100	0	0
Payable for interest on short sales	1,076,452	0	0
Unrealized loss on swap contracts	0	111,431	0
Swap premiums received	0	238,783	0
Payable for investments purchased	49,154,717	14,379,902	0
Payable for shares redeemed	1,426,597	405,838	0
Payable to advisor	851,287	54,939	2,146
Payable for distribution and service fees	185,900	90,818	2,449
Payable to trustees	1,956	281	1,297
Payable for chief compliance officer fee	2,791	789	113
Payable to ReFlow (Note 2)	0	0	347
Payable for legal and audit fees	23,108	23,771	19,133
Accrued expenses and other liabilities	85,767	85,183	52,028

Total Liabilities	298,953,675	15,391,735	77,513

Net Assets	$735,148,150	$305,343,383	$12,821,938

Net Assets Consist of:
Paid-in capital (Note 7)	$754,198,296	$319,685,143	$13,580,267
Accumulated net investment income	402,127	962,432	180,992
Accumulated net realized gain/(loss) on investments, securities sold short, futures contracts, swap contracts and foreign currency transactions	1,612,590	(1,865,180)	(1,194,842)
Net unrealized appreciation/(depreciation) on investments, securities sold short, swap contracts and translation of assets and liabilities in foreign currencies	(21,064,863)	(13,439,012)	255,521

Total Net Assets	$735,148,150	$305,343,383	$12,821,938

See Notes to Financial Statements	75	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Credit Analysis Long/Short Fund (continued)	Forward EM Corporate Debt Fund (continued)	Forward Emerging Markets Fund (continued)
Investments, At Cost	$874,758,225	$310,915,315	$11,830,186

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$8.45	$9.42	$10.59
Net Assets	$378,750,001	$276,304,568	$6,494,190
Shares of beneficial interest outstanding	44,833,652	29,322,965	612,949
Institutional Class:
Net Asset Value, offering and redemption price per share	$8.39	$9.36	$10.71
Net Assets	$200,795,649	$27,122,811	$5,198,718
Shares of beneficial interest outstanding	23,920,687	2,897,022	485,409
Class A:
Net Asset Value, offering and redemption price per share	$8.41	—	—
Net Assets	$21,114,564	—	—
Shares of beneficial interest outstanding	2,510,332	—	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$8.92	—	—
Class C:
Net Asset Value, offering and redemption price per share	$8.45	$9.46	—
Net Assets	$29,097,746	$1,916,004	—
Shares of beneficial interest outstanding	3,444,249	202,640	—
Advisor Class:
Net Asset Value, offering and redemption price per share	$8.40	—	$11.01
Net Assets	$105,390,190	—	$1,129,030
Shares of beneficial interest outstanding	12,552,278	—	102,511

June 30, 2013	76	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Endurance Long/Short Fund	Forward Global Credit Long/Short Fund
Assets:
Investments, at value	$4,241,275	$5,543,608
Cash	1,288,136	650,995
Deposit with broker for swap contracts	0	235,407
Deposit with broker for written options	24,589	0
Deposit with broker for securities sold short	940,955	3,749
Unrealized gain on forward contracts	0	6,470
Unrealized gain on swap contracts	0	17,315
Receivable for investments sold	103,878	0
Swap premiums paid	0	100,648
Receivable due from advisor	0	1,073
Interest and dividends receivable	1,567	144,803
Other assets	3,055	23,341

Total Assets	6,603,455	6,727,409

Liabilities:
Securities sold short (Proceeds $1,401,553 and $0, respectively)	1,381,938	0
Options written, at value (Premiums received $11,157 and $0, respectively)	6,400	0
Payable for dividend expense on short sales	730	3,346
Payable for investments purchased	526,570	0
Payable to advisor	3,713	0
Payable for distribution and service fees	254	1,988
Payable to trustees	32	3
Payable for chief compliance officer fee	150	37
Interest payable on swap contracts	0	458
Payable for legal and audit fees	12,724	9,310
Accrued expenses and other liabilities	4,449	4,094

Total Liabilities	1,936,960	19,236

Net Assets	$4,666,495	$6,708,173

Net Assets Consist of:
Paid-in capital (Note 7)	$4,530,790	$7,543,067
Accumulated net investment income/(loss)	(50,356)	523,987
Accumulated net realized loss on investments, securities sold short, written option contracts, swap contracts and foreign currency transactions	(140,916)	(586,976)
Net unrealized appreciation/(depreciation) on investments, securities sold short, written option contracts, swap contracts and translation of assets and liabilities in foreign currencies	326,977	(771,905)

Total Net Assets	$4,666,495	$6,708,173

Investments, At Cost	$3,938,482	$6,338,303

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$26.13	$22.63
Net Assets	$208,850	$1,910,025
Shares of beneficial interest outstanding	7,994	84,400

See Notes to Financial Statements	77	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Endurance Long/Short Fund (continued)	Forward Global Credit Long/Short Fund (continued)
Institutional Class:
Net Asset Value, offering and redemption price per share	$26.26	$22.75
Net Assets	$4,457,645	$2,542,313
Shares of beneficial interest outstanding	169,735	111,729
Class C:
Net Asset Value, offering and redemption price per share	—	$22.56
Net Assets	—	$1,128,088
Shares of beneficial interest outstanding	—	50,000
Advisor Class:
Net Asset Value, offering and redemption price per share	—	$22.55
Net Assets	—	$1,127,747
Shares of beneficial interest outstanding	—	50,000

June 30, 2013	78	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Global Dividend Fund	Forward International Dividend Fund	Forward International Small Companies Fund
Assets:
Investments, at value	$21,613,419	$237,128,844	$167,540,421
Cash	258,000	15,455,136	3,859,551
Foreign currency, at value (Cost $23,311, $1,421,974 and $58,089, respectively)	23,098	1,403,499	57,160
Deposit with broker for futures contracts	0	1,130,520	0
Receivable for investments sold	535,708	5,536,395	1,815,040
Receivable for shares sold	13,102	1,170,465	53,682
Interest and dividends receivable	78,315	1,234,978	713,667
Other assets	18,717	44,567	34,430

Total Assets	22,540,359	263,104,404	174,073,951

Liabilities:
Payable on loan (Note 2)	0	25,000,000	0
Payable for interest due on loan (Note 2)	0	28,374	0
Payable for investments purchased	27,401	432,114	799,802
Payable for shares redeemed	26,893	215,227	502,935
Payable to advisor	7,415	142,006	147,617
Payable for distribution and service fees	5,989	44,403	18,313
Payable to trustees	429	1,246	591
Payable for chief compliance officer fee	78	440	750
Payable to ReFlow (Note 2)	0	0	12,130
Payable for legal and audit fees	5,887	12,484	24,565
Accrued expenses and other liabilities	4,048	65,095	79,556

Total Liabilities	78,140	25,941,389	1,586,259

Net Assets	$22,462,219	$237,163,015	$172,487,692

Net Assets Consist of:
Paid-in capital (Note 7)	$21,134,226	$237,771,689	$370,256,589
Accumulated net investment income/(loss)	63,586	237,929	(614,495)
Accumulated net realized loss on investments, futures contracts, swap contracts and foreign currency transactions	(868,313)	(6,920,644)	(227,661,977)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	2,132,720	6,074,041	30,507,575

Total Net Assets	$22,462,219	$237,163,015	$172,487,692

Investments, At Cost	$19,480,487	$231,036,443	$137,020,246

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$11.34	$9.15	$14.63
Net Assets	$779,611	$104,543,775	$35,514,573
Shares of beneficial interest outstanding	68,767	11,427,915	2,427,847
Institutional Class:
Net Asset Value, offering and redemption price per share	$11.19	$7.70	$14.64
Net Assets	$10,153,020	$89,344,074	$133,348,272
Shares of beneficial interest outstanding	907,726	11,602,293	9,106,358

See Notes to Financial Statements	79	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Global Dividend Fund (continued)	Forward International Dividend Fund (continued)	Forward International Small Companies Fund (continued)
Class A:
Net Asset Value, offering and redemption price per share	$11.34	$9.15	—
Net Assets	$11,529,588	$1,654,000	—
Shares of beneficial interest outstanding	1,016,533	180,796	—
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$12.03	$9.71	—
Class C:
Net Asset Value, offering and redemption price per share	—	$9.13	—
Net Assets	—	$3,249,846	—
Shares of beneficial interest outstanding	—	355,793	—
Advisor Class:
Net Asset Value, offering and redemption price per share	—	$7.70	$14.64
Net Assets	—	$38,371,320	$3,624,847
Shares of beneficial interest outstanding	—	4,982,346	247,516

June 30, 2013	80	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Select EM Dividend Fund	Forward Small Cap Equity Fund
Assets:
Investments in affiliates, at value	$0	$350,051
Investments, at value	34,574,409	31,141,015
Cash	8,192,953	2,430,819
Foreign currency, at value (Cost $272,628 and $0, respectively)	268,643	0
Deposit with broker for futures contracts	241,921	711,321
Variation margin receivable	131,279	0
Receivable for investments sold	1,012,660	761,660
Receivable for shares sold	3,333,049	49
Interest and dividends receivable	267,481	22,492
Other assets	36,818	44,729

Total Assets	48,059,213	35,462,136

Liabilities:
Payable on loan (Note 2)	5,000,000	0
Payable for interest due on loan (Note 2)	4,474	0
Variation margin payable	0	53,802
Payable for investments purchased	477,050	201,758
Payable for shares redeemed	16,040	28,738
Payable to advisor	24,691	6,226
Payable for distribution and service fees	8,031	7,741
Payable to trustees	375	489
Payable for chief compliance officer fee	247	166
Payable for legal and audit fees	12,978	12,658
Accrued expenses and other liabilities	28,820	23,999

Total Liabilities	5,572,706	335,577

Net Assets	$42,486,507	$35,126,559

Net Assets Consist of:
Paid-in capital (Note 7)	$43,705,694	$65,318,396
Accumulated net investment income/(loss)	130,905	(119,261)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions	(2,009,169)	(33,997,318)
Net unrealized appreciation on investments, futures contracts and translation of assets and liabilities in foreign currencies	659,077	3,924,742

Total Net Assets	$42,486,507	$35,126,559

Investments in Affiliates, At Cost	$0	$350,051
Investments, At Cost	$34,040,409	$27,162,471

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$22.93	$19.16
Net Assets	$19,011,927	$24,844,942
Shares of beneficial interest outstanding	829,139	1,296,906
Institutional Class:
Net Asset Value, offering and redemption price per share	$22.93	$20.13
Net Assets	$20,927,093	$7,244,121
Shares of beneficial interest outstanding	912,519	359,885

See Notes to Financial Statements	81	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Select EM Dividend Fund (continued)	Forward Small Cap Equity Fund (continued)
Class C:
Net Asset Value, offering and redemption price per share	$22.91	—
Net Assets	$1,423,248	—
Shares of beneficial interest outstanding	62,134	—
Advisor Class:
Net Asset Value, offering and redemption price per share	$22.92	$20.05
Net Assets	$1,124,239	$3,037,496
Shares of beneficial interest outstanding	49,042	151,528

June 30, 2013	82	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Tactical Enhanced Fund	Forward Tactical Growth Fund
Assets:
Investments, at value	$0	$815,181,595
Repurchase agreements, at value	41,650,000	0
Cash	24,879,408	191,182,882
Deposit with broker for futures contracts	0	14,553,194
Receivable for shares sold	28,390	2,656,868
Interest and dividends receivable	416	0
Other assets	25,406	91,572

Total Assets	66,583,620	1,023,666,111

Liabilities:
Variation margin payable	0	1,094,124
Payable for investments purchased	0	133,427,071
Payable for shares redeemed	39,475	1,891,310
Payable to advisor	50,842	841,531
Payable for distribution and service fees	12,824	220,071
Payable to trustees	127	5,024
Payable for chief compliance officer fee	184	4,513
Payable for legal and audit fees	11,348	14,110
Accrued expenses and other liabilities	8,281	171,492

Total Liabilities	123,081	137,669,246

Net Assets	$66,460,539	$885,996,865

Net Assets Consist of:
Paid-in capital (Note 7)	$65,062,804	$840,495,713
Accumulated net investment loss	(475,438)	(6,961,179)
Accumulated net realized gain on investments and futures contracts	1,873,173	54,660,772
Net unrealized depreciation on investments and futures contracts	0	(2,198,441)

Total Net Assets	$66,460,539	$885,996,865

Investments, At Cost	$0	$816,285,912
Repurchase Agreements, At Cost	$41,650,000	$0

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$26.06	$26.40
Net Assets	$22,707,706	$159,705,957
Shares of beneficial interest outstanding	871,463	6,049,815
Institutional Class:
Net Asset Value, offering and redemption price per share	$26.22	$26.74
Net Assets	$33,750,766	$61,988,123
Shares of beneficial interest outstanding	1,287,205	2,317,764

See Notes to Financial Statements	83	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Tactical Enhanced Fund (continued)	Forward Tactical Growth Fund (continued)
Class A:
Net Asset Value, offering and redemption price per share	$25.98	$26.23
Net Assets	$3,903,327	$103,322,820
Shares of beneficial interest outstanding	150,262	3,939,348
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$27.56	$27.83
Class C:
Net Asset Value, offering and redemption price per share	$25.77	$25.79
Net Assets	$2,286,496	$94,629,303
Shares of beneficial interest outstanding	88,717	3,669,389
Advisor Class:
Net Asset Value, offering and redemption price per share	$26.19	$26.75
Net Assets	$3,812,244	$466,350,662
Shares of beneficial interest outstanding	145,575	17,432,053

June 30, 2013	84	See Notes to Financial Statements

Consolidated Statement of Assets and Liabilities (Unaudited)

	Forward Commodity Long/Short Strategy Fund	Forward Managed Futures Strategy Fund
Assets:
Investments, at value	$81,890,985	$6,451,578
Cash	28,975,880	1,820,897
Deposit with broker for swap contracts	13,484,080	2,217,628
Unrealized gain on swap contracts	754,701	358,554
Receivable for investments sold	41,348	0
Receivable for shares sold	406,933	0
Interest and dividends receivable	240,819	3,847
Other assets	31,099	22,577

Total Assets	125,825,845	10,875,081

Liabilities:
Unrealized loss on swap contracts	0	5,389
Payable for swap contract payments	23,053	14,157
Payable for shares redeemed	311,099	0
Payable to advisor	99,932	5,865
Payable for distribution and service fees	16,503	1,210
Payable to trustees	575	98
Payable for chief compliance officer fee	609	58
Payable for legal and audit fees	52,135	29,048
Accrued expenses and other liabilities	38,885	5,869

Total Liabilities	542,791	61,694

Net Assets	$125,283,054	$10,813,387

Net Assets Consist of:
Paid-in capital (Note 7)	$117,948,200	$10,420,545
Accumulated net investment loss	(469,256)	(93,928)
Accumulated net realized gain on investments and swap contracts	7,001,805	165,886
Net unrealized appreciation on investments and swap contracts	802,305	320,884

Total Net Assets	$125,283,054	$10,813,387

Investments, At Cost	$81,843,381	$6,483,859

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$22.20	$20.91
Net Assets	$24,124,682	$1,129,623
Shares of beneficial interest outstanding	1,086,601	54,025
Institutional Class:
Net Asset Value, offering and redemption price per share	$22.36	$21.01
Net Assets	$52,367,260	$909,312
Shares of beneficial interest outstanding	2,341,857	43,274

See Notes to Financial Statements	85	June 30, 2013

Consolidated Statement of Assets and Liabilities (Unaudited)

	Forward Commodity Long/Short Strategy Fund (continued)	Forward Managed Futures Strategy Fund (continued)
Class C:
Net Asset Value, offering and redemption price per share	$21.95	$20.74
Net Assets	$4,863,851	$992,059
Shares of beneficial interest outstanding	221,635	47,843
Advisor Class:
Net Asset Value, offering and redemption price per share	$22.30	—
Net Assets	$36,347,847	—
Shares of beneficial interest outstanding	1,630,242	—
Class Z:
Net Asset Value, offering and redemption price per share	$22.35	$21.03
Net Assets	$7,579,414	$7,782,393
Shares of beneficial interest outstanding	339,138	370,053

June 30, 2013	86	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Credit Analysis Long/Short Fund	Forward EM Corporate Debt Fund	Forward Emerging Markets Fund
Investment Income:
Interest	$21,599,648	$8,704,183	$330
Dividends	27,271	44,578	286,227
Foreign taxes withheld	0	(18,273)	(30,913)

Total Investment Income	21,626,919	8,730,488	255,644

Expenses:
Investment advisory fee	5,769,653	861,906	73,305
Interest on short sales	1,634,177	—	—
Administration fee	176,383	64,953	13,502
Custodian fee	8,224	8,959	17,434
Legal and audit fees	71,312	38,638	17,162
Transfer agent fee	185,762	157,177	19,567
Trustees’ fees and expenses	41,187	12,417	261
Registration/filing fees	44,526	18,977	19,330
Reports to shareholder and printing fees	51,378	38,229	7,139
Recoupment of past waived fees by advisor (Note 3)	—	16,874	—
Distribution and service fees
Investor Class	774,139	426,621	13,725
Institutional Class	54,279	2,562	490
Class A	57,097	—	—
Class C	152,534	8,899	—
Advisor Class	38,169	—	188
Chief compliance officer fee	20,163	6,073	338
ReFlow fees (Note 2)	0	0	347
Other	19,679	8,857	3,658

Total expenses before waiver	9,098,662	1,671,142	186,446
Less fees waived/reimbursed by investment advisor (Note 3)	(272,435)	(117,007)	(80,567)

Total net expenses	8,826,227	1,554,135	105,879

Net Investment Income:	12,800,692	7,176,353	149,765

Net realized gain/(loss) on investments	(1,312,533)	782,421	772,463
Net realized loss on securities sold short	(964,550)	0	0
Net realized loss on futures contracts	0	0	(37,736)
Net realized loss on swap contracts	0	(781,160)	0
Net realized loss on foreign currency	0	(475,078)	(37,889)
Net change in unrealized depreciation on investments	(51,320,203)	(17,578,641)	(900,504)
Net change in unrealized appreciation on securities sold short	7,236,196	0	0
Net change in unrealized appreciation on swap contracts	0	359,218	0
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	0	141,865	(257)

Net Realized and Unrealized Loss on Investments, Securities Sold Short, Futures Contracts, Swap Contracts and Foreign Currency Translations	(46,361,090)	(17,551,375)	(203,923)

Net Decrease in Net Assets Resulting from Operations	$(33,560,398)	$(10,375,022)	$(54,158)

See Notes to Financial Statements	87	June 30, 2013

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Endurance Long/Short Fund	Forward Global Credit Long/Short Fund
Investment Income:
Interest	$467	$399,630
Dividends	11,865	4,427
Foreign taxes withheld	(40)	(890)

Total Investment Income	12,292	403,167

Expenses:
Dividend expense on short sales	6,836	3,346
Investment advisory fee	36,284	61,683
Interest on short sales	7,588	32,183
Administration fee	4,408	9,209
Custodian fee	2,051	1,592
Legal and audit fees	11,894	9,917
Transfer agent fee	752	1,419
Trustees’ fees and expenses	267	409
Registration/filing fees	3,742	30,157
Reports to shareholder and printing fees	1,031	1,123
Distribution and service fees
Investor Class	420	4,919
Institutional Class	1,157	242
Class C	—	5,998
Advisor Class	—	197
Chief compliance officer fee	0	225
Other	643	12,199

Total expenses before waiver	77,073	174,818
Less fees waived/reimbursed by investment advisor (Note 3)	(14,144)	(46,100)

Total net expenses	62,929	128,718

Net Investment Income/(Loss):	(50,637)	274,449

Net realized gain on investments	164,285	185,134
Net realized gain/(loss) on securities sold short	(233,928)	46,169
Net realized gain on written option contracts	74,024	3,133
Net realized loss on swap contracts	0	(413,736)
Net realized loss on foreign currency	(2,294)	(153,582)
Net change in unrealized appreciation/(depreciation) on investments	113,509	(742,183)
Net change in unrealized appreciation on securities sold short	15,498	15,819
Net change in unrealized depreciation on written option contracts	(8,074)	0
Net change in unrealized appreciation on swap contracts	0	322,734
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	(188)	77,147

Net Realized and Unrealized Gain/(Loss) on Investments, Securities Sold Short, Written Option Contracts, Swap Contracts and Foreign Currency Translations	122,832	(659,365)

Net Increase/(Decrease) in Net Assets Resulting from Operations	$72,195	$(384,916)

June 30, 2013	88	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Global Dividend Fund	Forward International Dividend Fund	Forward International Small Companies Fund
Investment Income:
Interest	$101,425	$605,061	$6,234
Dividends	608,393	6,231,542	2,665,758
Foreign taxes withheld	(21,183)	(446,508)	(280,464)

Total Investment Income	688,635	6,390,095	2,391,528

Expenses:
Interest on loan	—	28,374	—
Investment advisory fee	90,953	834,514	876,228
Administration fee	10,490	55,254	60,721
Custodian fee	2,706	45,785	44,090
Legal and audit fees	12,679	24,368	35,342
Transfer agent fee	4,062	23,707	67,072
Trustees’ fees and expenses	1,188	9,455	9,534
Registration/filing fees	20,940	25,636	24,152
Reports to shareholder and printing fees	2,673	5,409	18,765
Distribution and service fees
Investor Class	3,137	160,184	77,794
Institutional Class	2,430	21,743	31,701
Class A	31,488	1,370	—
Class C	—	9,638	—
Advisor Class	—	9,610	3,133
Chief compliance officer fee	589	4,698	4,632
ReFlow fees (Note 2)	57	—	12,130
Other	1,356	16,347	14,052

Total expenses before waiver	184,748	1,276,092	1,279,346
Less fees waived/reimbursed by investment advisor (Note 3)	(48,324)	(122,262)	0

Total net expenses	136,424	1,153,830	1,279,346

Net Investment Income:	552,211	5,236,265	1,112,182

Net realized gain on investments	1,859,735	339,585	11,781,599
Net realized loss on futures contracts	0	(871,955)	0
Net realized gain/(loss) on foreign currency	2,475	(419,703)	(2,479,633)
Net change in unrealized depreciation on investments	(729,498)	(4,331,098)	(1,200,859)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(212)	(18,634)	(7,930)

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Foreign Currency Translations	1,132,500	(5,301,805)	8,093,177

Net Increase/(Decrease) in Net Assets Resulting from Operations	$1,684,711	$(65,540)	$9,205,359

See Notes to Financial Statements	89	June 30, 2013

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Select EM Dividend Fund	Forward Small Cap Equity Fund
Investment Income:
Interest	$166,774	$6,412
Dividends	1,371,599	100,542
Dividends from affiliated investment company shares	—	25
Foreign taxes withheld	(106,852)	—

Total Investment Income	1,431,521	106,979

Expenses:
Interest on loan	18,750	—
Investment advisory fee	232,453	145,875
Administration fee	19,924	13,200
Custodian fee	33,312	—
Legal and audit fees	14,599	12,733
Transfer agent fee	9,340	30,190
Trustees’ fees and expenses	2,475	1,588
Registration/filing fees	23,608	20,475
Reports to shareholder and printing fees	3,508	12,126
Distribution and service fees
Investor Class	39,886	42,180
Institutional Class	1,464	1,845
Class C	5,065	—
Advisor Class	197	960
Chief compliance officer fee	1,227	920
Other	4,288	4,282

Total expenses before waiver	410,096	286,374
Less fees waived/reimbursed by investment advisor (Note 3)	(54,265)	(59,983)
Affiliated management fee waiver (Note 2)	—	(151)

Total net expenses	355,831	226,240

Net Investment Income/(Loss):	1,075,690	(119,261)

Net realized gain on investments	1,519,006	3,984,466
Net realized gain/(loss) on futures contracts	(671,767)	187,261
Net realized loss on foreign currency	(280,697)	—
Net change in unrealized appreciation/(depreciation) on investments	(1,757,713)	2,289,204
Net change in unrealized appreciation/(depreciation) on futures contracts	131,279	(93,821)
Net change in unrealized depreciation on translation of assets and liabilities in foreign currency transactions	(6,140)	—

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Foreign Currency Translations	(1,066,032)	6,367,110

Net Increase in Net Assets Resulting from Operations	$9,658	$6,247,849

June 30, 2013	90	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Tactical Enhanced Fund	Forward Tactical Growth Fund
Investment Income:
Interest	$25,632	$353,817

Total Investment Income	25,632	353,817

Expenses:
Investment advisory fee	342,549	5,149,380
Administration fee	17,570	189,592
Custodian fee	667	6,634
Legal and audit fees	14,318	76,584
Transfer agent fee	19,619	316,854
Trustees’ fees and expenses	3,037	49,899
Registration/filing fees	24,743	59,742
Reports to shareholder and printing fees	5,561	89,636
Distribution and service fees
Investor Class	46,686	341,851
Institutional Class	6,798	15,226
Class A	10,642	297,208
Class C	12,900	513,033
Advisor Class	800	152,233
Chief compliance officer fee	1,496	24,308
Other	2,914	32,816

Total expenses before waiver	510,300	7,314,996
Less fees waived/reimbursed by investment advisor (Note 3)	(9,230)	0

Total net expenses	501,070	7,314,996

Net Investment Loss:	(475,438)	(6,961,179)

Net realized gain/(loss) on investments	1,562,080	(2,671,351)
Net realized gain on futures contracts	0	66,189,268
Net change in unrealized depreciation on investments	(624,162)	(7,559,937)
Net change in unrealized depreciation on futures contracts	0	(830,399)

Net Realized and Unrealized Gain on Investments and Futures Contracts	937,918	55,127,581

Net Increase in Net Assets Resulting from Operations	$462,480	$48,166,402

See Notes to Financial Statements	91	June 30, 2013

Consolidated Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Commodity Long/Short Strategy Fund	Forward Managed Futures Strategy Fund
Investment Income:
Interest	$425,743	$24,907
Dividends	—	125

Total Investment Income	425,743	25,032

Expenses:
Investment advisory fee	583,459	57,695
Administration fee	78,859	34,045
Legal and audit fees	49,978	27,236
Transfer agent fee	31,795	1,464
Trustees’ fees and expenses	6,499	640
Registration/filing fees	25,154	15,325
Reports to shareholder and printing fees	15,144	1,465
Distribution and service fees
Investor Class	44,237	2,226
Institutional Class	12,141	226
Class C	24,372	4,752
Advisor Class	11,097	—
Chief compliance officer fee	3,133	316
Other	9,131	1,530

Total expenses before waiver	894,999	146,920
Less fees waived/reimbursed by investment advisor (Note 3)	0	(22,953)

Total net expenses	894,999	123,967

Net Investment Loss:	(469,256)	(98,935)

Net realized gain on investments	142,800	0
Net realized gain on swap contracts	7,389,907	160,423
Net change in unrealized depreciation on investments	(675,323)	(65,947)
Net change in unrealized appreciation on swap contracts	5,032,269	308,672

Net Realized and Unrealized Gain on Investments and Swap Contracts	11,889,653	403,148

Net Increase in Net Assets Resulting from Operations	$11,420,397	$304,213

June 30, 2013	92	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Credit Analysis Long/Short Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment income	$12,800,692	$12,060,972
Net realized gain/(loss) on investments	(1,312,533)	14,994,601
Net realized loss on securities sold short	(964,550)	(1,104,215)
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(44,084,007)	17,981,839

Net increase/(decrease) in net assets resulting from operations	(33,560,398)	43,933,197

Distributions to Shareholders:
From net investment income
Investor Class	(6,139,941)	(6,584,580)
Institutional Class	(3,556,756)	(3,202,525)
Class A	(310,795)	(225,965)
Class C	(391,405)	(435,308)
Advisor Class	(2,018,858)	(1,608,577)
From net realized gains on investments
Investor Class	—	(2,295,579)
Institutional Class	—	(1,357,148)
Class A	—	(113,987)
Class C	—	(187,395)
Advisor Class	—	(629,953)

Total distributions	(12,417,755)	(16,641,017)

Share Transactions:
Investor Class
Proceeds from sale of shares	186,687,216	275,705,708
Issued to shareholders in reinvestment of distributions	5,290,058	8,313,445
Cost of shares redeemed	(128,469,107)	(120,965,355)

Net increase from share transactions	63,508,167	163,053,798

Institutional Class
Proceeds from sale of shares	92,368,421	209,120,442
Issued to shareholders in reinvestment of distributions	3,256,082	4,123,452
Cost of shares redeemed	(96,453,009)	(41,917,938)

Net increase/(decrease) from share transactions	(828,506)	171,325,956

Class A
Proceeds from sale of shares	6,632,671	17,069,566
Issued to shareholders in reinvestment of distributions	146,682	169,995
Cost of shares redeemed	(2,905,772)	(683,638)

Net increase from share transactions	3,873,581	16,555,923

Class C
Proceeds from sale of shares	5,752,166	15,740,195
Issued to shareholders in reinvestment of distributions	278,790	470,165
Cost of shares redeemed	(4,188,706)	(4,470,835)

Net increase from share transactions	1,842,250	11,739,525

See Notes to Financial Statements	93	June 30, 2013

Statement of Changes in Net Assets

	Forward Credit Analysis Long/Short Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Advisor Class
Proceeds from sale of shares	69,669,068	107,065,150
Issued to shareholders in reinvestment of distributions	984,260	1,567,897
Cost of shares redeemed	(59,568,057)	(13,273,367)

Net increase from share transactions	11,085,271	95,359,680

Net increase in net assets	$33,502,610	$485,327,062

Net Assets:
Beginning of period	701,645,540	216,318,478

End of period (including accumulated net investment income of $402,127 and $19,190, respectively)	$735,148,150	$701,645,540

Other Information:
Share Transactions:
Investor Class
Sold	20,748,806	31,397,217
Distributions reinvested	618,042	937,577
Redeemed	(14,439,868)	(13,741,589)

Net increase in shares outstanding	6,926,980	18,593,205

Institutional Class
Sold	10,311,842	23,649,953
Distributions reinvested	383,593	466,005
Redeemed	(10,904,899)	(4,811,723)

Net increase/(decrease) in shares outstanding	(209,464)	19,304,235

Class A
Sold	740,985	1,934,414
Distributions reinvested	17,276	19,108
Redeemed	(324,791)	(77,247)

Net increase in shares outstanding	433,470	1,876,275

Class C
Sold	641,558	1,780,983
Distributions reinvested	32,602	52,992
Redeemed	(477,269)	(507,832)

Net increase in shares outstanding	196,891	1,326,143

Advisor Class
Sold	7,801,880	12,223,406
Distributions reinvested	114,991	177,144
Redeemed	(6,768,721)	(1,508,967)

Net increase in shares outstanding	1,148,150	10,891,583

(a) Prior to May 1, 2013, the Forward Credit Analysis Long/Short Fund Advisor Class was known as the Forward Credit Analysis Long/Short Fund Class M.

June 30, 2013	94	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward EM Corporate Debt Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$7,176,353	$6,445,143
Net realized gain/(loss) on investments	782,421	(138,594)
Net realized gain/(loss) on swap contracts	(781,160)	126,551
Net realized gain/(loss) on foreign currency transactions	(475,078)	385,248
Net change in unrealized appreciation/(depreciation) on investments, swap contracts and translation of assets and liabilities in foreign currencies	(17,077,558)	4,851,559

Net increase/(decrease) in net assets resulting from operations	(10,375,022)	11,669,907

Distributions to Shareholders:
From net investment income
Investor Class	(6,077,055)	(5,129,100)
Institutional Class	(786,482)	(1,189,641)
Class C	(42,903)	(55,354)

Total distributions	(6,906,440)	(6,374,095)

Share Transactions:
Investor Class
Proceeds from sale of shares	137,973,404	172,230,545
Issued to shareholders in reinvestment of distributions	4,059,507	4,982,395
Cost of shares redeemed	(18,272,550)	(17,799,557)

Net increase from share transactions	123,760,361	159,413,383

Institutional Class
Proceeds from sale of shares	17,313,449	31,143,675
Issued to shareholders in reinvestment of distributions	251,140	95,236
Cost of shares redeemed	(22,504,744)	(6,374,875)

Net increase/(decrease) from share transactions	(4,940,155)	24,864,035

Class C
Proceeds from sale of shares	351,217	469,556
Issued to shareholders in reinvestment of distributions	14,264	11,093
Cost of shares redeemed	(32,562)	(39,627)

Net increase from share transactions	332,919	441,022

Net increase in net assets	$101,871,663	$190,014,253

Net Assets:
Beginning of period	203,471,720	13,457,467

End of period (including accumulated net investment income of $962,432 and $692,519, respectively)	$305,343,383	$203,471,720

See Notes to Financial Statements	95	June 30, 2013

Statement of Changes in Net Assets

	Forward EM Corporate Debt Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	13,907,173	17,627,942
Distributions reinvested	423,733	509,169
Redeemed	(1,847,832)	(1,814,155)

Net increase in shares outstanding	12,483,074	16,322,956

Institutional Class
Sold	1,746,371	3,204,489
Distributions reinvested	26,185	9,730
Redeemed	(2,283,306)	(648,660)

Net increase/(decrease) in shares outstanding	(510,750)	2,565,559

Class C
Sold	35,136	47,236
Distributions reinvested	1,479	1,123
Redeemed	(3,309)	(4,118)

Net increase in shares outstanding	33,306	44,241

June 30, 2013	96	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Emerging Markets Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment income	$149,765	$312,310
Net realized gain on investments	772,463	3,787,633
Net realized gain/(loss) on futures contracts	(37,736)	440,920
Net realized loss on foreign currency transactions	(37,889)	(345,672)
Net change in unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(900,761)	(878,791)

Net increase/(decrease) in net assets resulting from operations	(54,158)	3,316,400

Distributions to Shareholders:
From net investment income
Investor Class	—	(7,168)
Institutional Class	—	(90,699)
Advisor Class	—	(2,133)
From net realized gains on investments
Investor Class	—	(360,404)
Institutional Class	—	(258,796)
Advisor Class	—	(43,459)

Total distributions	—	(762,659)

Share Transactions:
Investor Class
Proceeds from sale of shares	3,907,319	21,081,497
Issued to shareholders in reinvestment of distributions	—	350,816
Cost of shares redeemed	(3,345,137)	(41,066,310)

Net increase/(decrease) from share transactions	562,182	(19,633,997)

Institutional Class
Proceeds from sale of shares	7,517,155	2,007,040
Issued to shareholders in reinvestment of distributions	—	298,113
Cost of shares redeemed	(6,806,658)	(29,769,041)

Net increase/(decrease) from share transactions	710,497	(27,463,888)

Advisor Class
Proceeds from sale of shares	528,333	896,445
Issued to shareholders in reinvestment of distributions	—	45,591
Cost of shares redeemed	(73,365)	(412,107)

Net increase from share transactions	454,968	529,929

Net increase/(decrease) in net assets	$1,673,489	$(44,014,215)

Net Assets:
Beginning of period	11,148,449	55,162,664

End of period (including accumulated net investment income of $180,992 and $31,227, respectively)	$12,821,938	$11,148,449

See Notes to Financial Statements	97	June 30, 2013

Statement of Changes in Net Assets

	Forward Emerging Markets Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	352,283	2,029,310
Distributions reinvested	—	34,183
Redeemed	(300,388)	(3,963,253)

Net increase/(decrease) in shares outstanding	51,895	(1,899,760)

Institutional Class
Sold	655,512	192,944
Distributions reinvested	—	28,293
Redeemed	(593,432)	(3,024,325)

Net increase/(decrease) in shares outstanding	62,080	(2,803,088)

Advisor Class
Sold	45,247	79,675
Distributions reinvested	—	4,274
Redeemed	(6,285)	(38,689)

Net increase in shares outstanding	38,962	45,260

(a) Prior to May 1, 2013, the Forward Emerging Markets Fund Advisor Class was known as the Forward Emerging Markets Fund Class M.

June 30, 2013	98	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Endurance Long/Short Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012(a)
Operations:
Net investment loss	$(50,637)	$(61,559)
Net realized gain/(loss) on investments	164,285	(89,323)
Net realized loss on securities sold short	(233,928)	(85,967)
Net realized gain on written option contracts	74,024	32,653
Net realized loss on foreign currency transactions	(2,294)	(2,972)
Net change in unrealized appreciation on investments, securities sold short, written option contracts and translation of assets and liabilities in foreign currencies	120,745	206,232

Net increase/(decrease) in net assets resulting from operations	72,195	(936)

Share Transactions:
Investor Class
Proceeds from sale of shares	—	199,964

Net increase from share transactions	—	199,964

Institutional Class
Proceeds from sale of shares	13,696	4,717,826
Cost of shares redeemed	(277,683)	(58,567)

Net increase/(decrease) from share transactions	(263,987)	4,659,259

Net increase/(decrease) in net assets	$(191,792)	$4,858,287

Net Assets:
Beginning of period	4,858,287	0

End of period (including accumulated net investment income/(loss) of $(50,356) and $281, respectively)	$4,666,495	$4,858,287

Other Information:
Share Transactions:
Investor Class
Sold	—	7,994

Net increase in shares outstanding	—	7,994

Institutional Class
Sold	515	181,821
Redeemed	(10,343)	(2,258)

Net increase/(decrease) in shares outstanding	(9,828)	179,563

(a) The Forward Endurance Long/Short Fund commenced operations on January 3, 2012.

See Notes to Financial Statements	99	June 30, 2013

Statement of Changes in Net Assets

	Forward Global Credit Long/Short Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment income	$274,449	$554,590
Net realized gain/(loss) on investments	185,134	(123,983)
Net realized gain on securities sold short	46,169	—
Net realized gain on written option contracts	3,133	—
Net realized loss on swap contracts	(413,736)	(33,547)
Net realized gain/(loss) on foreign currency transactions	(153,582)	68,085
Net change in unrealized depreciation on investments, securities sold short, swap contracts and translation of assets and liabilities in foreign currencies	(326,483)	(221,880)

Net increase/(decrease) in net assets resulting from operations	(384,916)	243,265

Distributions to Shareholders:
From net investment income
Investor Class	(24,943)	(62,212)
Institutional Class	(40,151)	(130,634)
Class C	(10,468)	(36,880)
Advisor Class	(16,000)	(48,945)
From net realized gains on investments
Investor Class	—	(33,991)
Institutional Class	—	(77,816)
Class C	—	(22,008)
Advisor Class	—	(21,572)

Total distributions	(91,562)	(434,058)

Share Transactions:
Investor Class
Proceeds from sale of shares	1,174,556	756,288
Issued to shareholders in reinvestment of distributions	9,999	34,157
Cost of shares redeemed	(1,043,191)	(88,432)

Net increase from share transactions	141,364	702,013

Institutional Class
Proceeds from sale of shares	138,974	3,500,097
Issued to shareholders in reinvestment of distributions	1,784	12,235
Cost of shares redeemed	(1,661,314)	(352,690)

Net increase/(decrease) from share transactions	(1,520,556)	3,159,642

Class C
Proceeds from sale of shares	408	25,000
Issued to shareholders in reinvestment of distributions	—	1,178
Cost of shares redeemed	(23,725)	(743)

Net increase/(decrease) from share transactions	(23,317)	25,435

Advisor Class
Proceeds from sale of shares	400	—

Net increase from share transactions	400	—

Net increase/(decrease) in net assets	$(1,878,587)	$3,696,297

Net Assets:
Beginning of period	8,586,760	4,890,463

End of period (including accumulated net investment income of $523,987 and $341,100, respectively)	$6,708,173	$8,586,760

June 30, 2013	100	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Global Credit Long/Short Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	48,939	30,689
Distributions reinvested	443	1,412
Redeemed	(44,521)	(3,568)

Net increase in shares outstanding	4,861	28,533

Institutional Class
Sold	5,724	137,416
Distributions reinvested	79	503
Redeemed	(69,277)	(14,116)

Net increase/(decrease) in shares outstanding	(63,474)	123,803

Class C
Sold	—	1,009
Distributions reinvested	—	49
Redeemed	(1,027)	(31)

Net increase/(decrease) in shares outstanding	(1,027)	1,027

Advisor Class

Net increase in shares outstanding	—	—

(a) Prior to May 1, 2013, the Forward Global Credit Long/Short Fund Advisor Class was known as the Forward Global Credit Long/Short Fund Class M.

See Notes to Financial Statements	101	June 30, 2013

Statement of Changes in Net Assets

	Forward Global Dividend Fund
	Six Months Ended June 30, 2013 (unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment income	$552,211	$826,536
Net realized gain/(loss) on investments	1,859,735	(512,749)
Net realized loss on futures contracts	—	(30,393)
Net realized gain on foreign currency transactions	2,475	—
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(729,710)	1,046,611

Net increase in net assets resulting from operations	1,684,711	1,330,005

Distributions to Shareholders:
From net investment income
Investor Class	(22,284)	(15,012)
Institutional Class	(227,320)	(366,605)
Class A	(239,021)	(445,151)
From return of capital
Investor Class	—	(1,090)
Institutional Class	—	(26,608)
Class A	—	(32,309)

Total distributions	(488,625)	(886,775)

Share Transactions:
Investor Class
Proceeds from sale of shares	115,583	3,207,501
Issued to shareholders in reinvestment of distributions	22,110	15,343
Cost of shares redeemed	(2,837,357)	(11,671)

Net increase/(decrease) from share transactions	(2,699,664)	3,211,173

Institutional Class
Proceeds from sale of shares	2,881,654	7,824,585
Issued to shareholders in reinvestment of distributions	118,234	158,948
Cost of shares redeemed	(3,046,289)	(3,222,439)

Net increase/(decrease) from share transactions	(46,401)	4,761,094

Class A
Proceeds from sale of shares	778,575	1,072,857
Issued to shareholders in reinvestment of distributions	115,041	51,477
Cost of shares redeemed	(354,165)	(393,453)

Net increase from share transactions	539,451	730,881

Net increase/(decrease) in net assets	$(1,010,528)	$9,146,378

Net Assets:
Beginning of period	23,472,747	14,326,369

End of period (including accumulated net investment income of $63,586 and $0, respectively)	$22,462,219	$23,472,747

June 30, 2013	102	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Global Dividend Fund (continued)
	Six Months Ended June 30, 2013 (unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	9,869	296,938
Distributions reinvested	1,924	1,430
Redeemed	(246,335)	(1,090)

Net increase/(decrease) in shares outstanding	(234,542)	297,278

Institutional Class
Sold	251,844	727,966
Distributions reinvested	10,361	15,030
Redeemed	(272,860)	(302,613)

Net increase/(decrease) in shares outstanding	(10,655)	440,383

Class A
Sold	66,824	98,881
Distributions reinvested	9,946	4,806
Redeemed	(30,523)	(36,052)

Net increase in shares outstanding	46,247	67,635

(a) Prior to February 20, 2013, the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.

See Notes to Financial Statements	103	June 30, 2013

Statement of Changes in Net Assets

	Forward International Dividend Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)(b)	Year Ended December 31, 2012(c)
Operations:
Net investment income	$5,236,265	$4,790,424
Net realized gain/(loss) on investments	339,585	(3,094,586)
Net realized loss on futures contracts	(871,955)	(442,284)
Net realized loss on foreign currency transactions	(419,703)	(174,120)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(4,349,732)	10,541,722

Net increase/(decrease) in net assets resulting from operations	(65,540)	11,621,156

Distributions to Shareholders:
From net investment income
Investor Class	(1,753,510)	(955,099)
Institutional Class	(2,202,853)	(3,576,735)
Class A	(12,757)	—
Class C	(40,576)	(11,838)
Advisor Class	(760,337)	(443,198)

Total distributions	(4,770,033)	(4,986,869)

Share Transactions:
Investor Class
Proceeds from sale of shares	88,994,170	47,344,227
Issued to shareholders in reinvestment of distributions	602,935	945,142
Cost of shares redeemed	(31,080,437)	(4,713,368)

Net increase from share transactions	58,516,668	43,576,001

Institutional Class
Proceeds from sale of shares	41,586,222	92,378,527
Issued to shareholders in reinvestment of distributions	499,862	463,932
Cost of shares redeemed	(35,009,269)	(19,514,495)

Net increase from share transactions	7,076,815	73,327,964

Class A
Proceeds from sale of shares	1,781,228	—
Issued to shareholders in reinvestment of distributions	2,127	—
Cost of shares redeemed	(100)	—

Net increase from share transactions	1,783,255	—

Class C
Proceeds from sale of shares	2,592,804	985,988
Issued to shareholders in reinvestment of distributions	39,937	11,838
Cost of shares redeemed	(125,179)	(141,683)

Net increase from share transactions	2,507,562	856,143

Advisor Class
Proceeds from sale of shares	20,672,387	18,408,577
Issued to shareholders in reinvestment of distributions	753,699	440,650
Cost of shares redeemed	(1,053,712)	(398,673)

Net increase from share transactions	20,372,374	18,450,554

Net increase in net assets	$85,421,101	$142,844,948

June 30, 2013	104	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward International Dividend Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)(b)	Year Ended December 31, 2012(c)
Net Assets:
Beginning of period	151,741,914	8,896,966

End of period (including accumulated net investment income/(loss) of $237,929 and $(228,303), respectively)	$237,163,015	$151,741,914

Other Information:
Share Transactions:
Investor Class
Sold	9,260,107	5,390,850
Distributions reinvested	63,079	107,895
Redeemed	(3,255,696)	(541,465)

Net increase in shares outstanding	6,067,490	4,957,281

Institutional Class
Sold	5,110,412	12,470,117
Distributions reinvested	62,280	63,518
Redeemed	(4,307,279)	(2,648,432)

Net increase in shares outstanding	865,413	9,885,203

Class A
Sold	180,577	—
Distributions reinvested	230	—
Redeemed	(11)	—

Net increase in shares outstanding	180,796	—

Class C
Sold	267,772	111,059
Distributions reinvested	4,197	1,336
Redeemed	(12,682)	(15,889)

Net increase in shares outstanding	259,287	96,506

Advisor Class
Sold	2,517,400	2,492,600
Distributions reinvested	93,825	58,767
Redeemed	(130,038)	(53,499)

Net increase in shares outstanding	2,481,187	2,497,868

(a) The Forward International Dividend Fund began offering Class A shares on May 1, 2013.

(b) Prior to May 1, 2013, the Forward International Dividend Fund Advisor Class was known as the Forward International Dividend Fund Class M.

(c) The Forward International Dividend Fund began offering Class C shares on July 31, 2012.

See Notes to Financial Statements	105	June 30, 2013

Statement of Changes in Net Assets

	Forward International Small Companies Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012(b)
Operations:
Net investment income	$1,112,182	$2,545,711
Net realized gain on investments	11,781,599	18,153,531
Net realized gain on swap contracts	—	495,837
Net realized loss on foreign currency transactions	(2,479,633)	(2,781,348)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,208,789)	23,249,632

Net increase in net assets resulting from operations	9,205,359	41,663,363

Distributions to Shareholders:
From net investment income
Investor Class	—	(619,515)
Institutional Class	—	(2,137,095)
Advisor Class	—	(193,388)

Total distributions	—	(2,949,997)

Share Transactions:
Investor Class
Proceeds from sale of shares	10,514,406	26,070,217
Issued to shareholders in reinvestment of distributions	—	600,631
Cost of shares redeemed	(14,877,105)	(48,340,065)

Net decrease from share transactions	(4,362,699)	(21,669,218)

Institutional Class
Proceeds from sale of shares	39,793,922	44,138,374
Issued to shareholders in reinvestment of distributions	—	1,963,729
Cost of shares redeemed	(20,426,078)	(249,683,236)

Net increase/(decrease) from share transactions	19,367,844	(203,581,134)

Class A
Proceeds from sale of shares	—	121,829
Cost of shares redeemed	—	(1,278,361)

Net decrease from share transactions	—	(1,156,532)

Advisor Class
Proceeds from sale of shares	612,570	11,726,910
Issued to shareholders in reinvestment of distributions	—	193,388
Cost of shares redeemed	(7,454,756)	(2,875,330)

Net increase/(decrease) from share transactions	(6,842,186)	9,044,968

Net increase/(decrease) in net assets	$17,368,318	$(178,648,549)

Net Assets:
Beginning of period	155,119,374	333,767,923

End of period (including accumulated net investment loss of $(614,495) and $(1,726,677), respectively)	$172,487,692	$155,119,374

June 30, 2013	106	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward International Small Companies Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012(b)
Other Information:
Share Transactions:
Investor Class
Sold	714,704	2,023,019
Distributions reinvested	—	43,714
Redeemed	(1,019,425)	(3,812,426)

Net decrease in shares outstanding	(304,721)	(1,745,693)

Institutional Class
Sold	2,734,497	3,421,630
Distributions reinvested	—	143,025
Redeemed	(1,401,225)	(20,077,089)

Net increase/(decrease) in shares outstanding	1,333,272	(16,512,434)

Class A
Sold	—	9,964
Redeemed	—	(96,915)

Net decrease in shares outstanding	—	(86,951)

Advisor Class
Sold	42,066	905,414
Distributions reinvested	—	14,085
Redeemed	(495,184)	(223,959)

Net increase/(decrease) in shares outstanding	(453,118)	695,540

(a) Prior to May 1, 2013, the Forward International Small Companies Fund Advisor Class was known as the Forward International Small Companies Fund Class M.

(b) Effective November 30, 2012, Class A shares of the Forward International Small Companies Fund were terminated and converted to Investor Class shares.

See Notes to Financial Statements	107	June 30, 2013

Statement of Changes in Net Assets

	Forward Select EM Dividend Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment income	$1,075,690	$920,521
Net realized gain/(loss) on investments	1,519,006	(559,663)
Net realized gain/(loss) on futures contracts	(671,767)	127,814
Net realized loss on foreign currency transactions	(280,697)	(148,916)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts and translation of assets and liabilities in foreign currencies	(1,632,574)	3,283,823

Net increase in net assets resulting from operations	9,658	3,623,579

Distributions to Shareholders:
From net investment income
Investor Class	(465,038)	(215,366)
Institutional Class	(404,752)	(630,694)
Class C	(24,059)	(27,151)
Advisor Class	(28,614)	(49,395)
From return of capital
Investor Class	—	(2,003)
Institutional Class	—	(5,865)
Class C	—	(253)
Advisor Class	—	(459)

Total distributions	(922,463)	(931,186)

Share Transactions:
Investor Class
Proceeds from sale of shares	28,106,212	13,292,474
Issued to shareholders in reinvestment of distributions	265,247	183,725
Cost of shares redeemed	(22,056,201)	(1,636,471)

Net increase from share transactions	6,315,258	11,839,728

Institutional Class
Proceeds from sale of shares	11,640,355	31,009,780
Issued to shareholders in reinvestment of distributions	18,805	5,489
Cost of shares redeemed	(22,879,177)	(4,880,884)

Net increase/(decrease) from share transactions	(11,220,017)	26,134,385

Class C
Proceeds from sale of shares	818,660	64,140
Issued to shareholders in reinvestment of distributions	9,962	933
Cost of shares redeemed	(53,180)	–

Net increase from share transactions	775,442	65,073

Advisor Class
Proceeds from sale of shares	264,752	494,595
Issued to shareholders in reinvestment of distributions	11,478	16,532
Cost of shares redeemed	(330,907)	(65,784)

Net increase/(decrease) from share transactions	(54,677)	445,343

Net increase/(decrease) in net assets	$(5,096,799)	$41,176,922

Net Assets:
Beginning of period	47,583,306	6,406,384

End of period (including accumulated net investment income/(loss) of $130,905 and $(22,322), respectively)	$42,486,507	$47,583,306

June 30, 2013	108	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Select EM Dividend Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	1,129,772	584,701
Distributions reinvested	10,876	8,099
Redeemed	(884,968)	(71,992)

Net increase in shares outstanding	255,680	520,808

Institutional Class
Sold	477,578	1,350,764
Distributions reinvested	774	241
Redeemed	(920,075)	(214,580)

Net increase/(decrease) in shares outstanding	(441,723)	1,136,425

Class C
Sold	34,073	2,880
Distributions reinvested	416	42
Redeemed	(2,277)	—

Net increase in shares outstanding	32,212	2,922

Advisor Class
Sold	10,778	22,132
Distributions reinvested	470	753
Redeemed	(13,440)	(2,958)

Net increase/(decrease) in shares outstanding	(2,192)	19,927

(a) Prior to May 1, 2013, the Forward Select EM Dividend Fund Advisor Class was known as the Forward Select EM Dividend Fund Class M.

See Notes to Financial Statements	109	June 30, 2013

Statement of Changes in Net Assets

	Forward Small Cap Equity Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012(b)
Operations:
Net investment loss	$(119,261)	$(84,112)
Net realized gain on investments	3,984,466	2,485,281
Net realized gain on futures contracts	187,261	575,323
Net change in unrealized appreciation on investments and futures contracts	2,195,383	1,950,027

Net increase in net assets resulting from operations	6,247,849	4,926,519

Share Transactions:
Investor Class
Proceeds from sale of shares	585,175	2,077,843
Cost of shares redeemed	(3,500,005)	(11,809,613)

Net decrease from share transactions	(2,914,830)	(9,731,770)

Institutional Class
Proceeds from sale of shares	519,140	248,948
Cost of shares redeemed	(2,008,532)	(12,399,873)

Net decrease from share transactions	(1,489,392)	(12,150,925)

Class A
Proceeds from sale of shares	—	20,184
Cost of shares redeemed	—	(853,154)

Net decrease from share transactions	—	(832,970)

Advisor Class
Proceeds from sale of shares	366,433	3,658,413
Cost of shares redeemed	(540,250)	(1,119,996)

Net increase/(decrease) from share transactions	(173,817)	2,538,417

Net increase/(decrease) in net assets	$1,669,810	$(15,250,729)

Net Assets:
Beginning of period	33,456,749	48,707,478

End of period (including accumulated net investment loss of $(119,261) and $0, respectively)	$35,126,559	$33,456,749

Other Information:
Share Transactions:
Investor Class
Sold	32,243	137,950
Redeemed	(197,627)	(757,341)

Net increase/(decrease) in shares outstanding	(165,384)	619,391

Institutional Class
Sold	27,675	15,356
Redeemed	(108,851)	(756,084)

Net decrease in shares outstanding	(81,176)	(740,728)

Class A
Sold	—	1,302
Redeemed	—	(54,359)

Net decrease in shares outstanding	—	(53,057)

Advisor Class
Sold	19,707	219,067
Redeemed	(28,957)	(68,564)

Net increase/(decrease) in shares outstanding	(9,250)	150,503

(a) Prior to May 1, 2013, the Forward Small Cap Equity Fund Advisor Class was known as the Forward Small Cap Equity Fund Class M.

(b) Effective November 30, 2012, Class A shares of the Forward Small Cap Equity Fund were terminated and converted to Investor Class shares.

June 30, 2013	110	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Tactical Enhanced Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment loss	$(475,438)	$(428,504)
Net realized gain on investments	1,562,080	209,254
Net realized gain on futures contracts	—	3,743,496
Net change in unrealized appreciation/(depreciation) on investments	(624,162)	522,971

Net increase in net assets resulting from operations	462,480	4,047,217

Distributions to Shareholders:
From net realized gains on investments
Investor Class	—	(808,065)
Institutional Class	—	(863,999)
Class A	—	(168,748)
Class C	—	(140,921)
Advisor Class	—	(13,611)

Total distributions	—	(1,995,344)

Share Transactions:
Investor Class
Proceeds from sale of shares	14,801,273	10,770,966
Issued to shareholders in reinvestment of distributions	—	805,681
Cost of shares redeemed	(9,165,948)	(7,652,328)

Net increase from share transactions	5,635,325	3,924,319

Institutional Class
Proceeds from sale of shares	21,374,031	13,748,229
Issued to shareholders in reinvestment of distributions	—	819,635
Cost of shares redeemed	(5,703,272)	(9,371,964)

Net increase from share transactions	15,670,759	5,195,900

Class A
Proceeds from sale of shares	572,607	1,248,070
Issued to shareholders in reinvestment of distributions	—	162,900
Cost of shares redeemed	(312,527)	(577,900)

Net increase from share transactions	260,080	833,070

Class C
Proceeds from sale of shares	603,801	1,244,612
Issued to shareholders in reinvestment of distributions	—	133,593
Cost of shares redeemed	(1,611,416)	(443,699)

Net increase/(decrease) from share transactions	(1,007,615)	934,506

Advisor Class
Proceeds from sale of shares	4,219,325	246,017
Issued to shareholders in reinvestment of distributions	—	12,865
Cost of shares redeemed	(472,233)	(244,950)

Net increase from share transactions	3,747,092	13,932

Net increase in net assets	$24,768,121	$12,953,600

Net Assets:
Beginning of period	41,692,418	28,738,818

End of period (including accumulated net investment loss of $(475,438) and $0, respectively)	$66,460,539	$41,692,418

See Notes to Financial Statements	111	June 30, 2013

Statement of Changes in Net Assets

	Forward Tactical Enhanced Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	560,379	419,895
Distributions reinvested	—	31,753
Redeemed	(348,027)	(295,800)

Net increase in shares outstanding	212,352	155,848

Institutional Class
Sold	812,473	530,372
Distributions reinvested	—	32,096
Redeemed	(214,519)	(362,988)

Net increase in shares outstanding	597,954	199,480

Class A
Sold	21,722	49,177
Distributions reinvested	—	6,442
Redeemed	(11,847)	(22,738)

Net increase in shares outstanding	9,875	32,881

Class C
Sold	23,085	48,751
Distributions reinvested	—	5,330
Redeemed	(61,618)	(17,386)

Net increase/(decrease) in shares outstanding	(38,533)	36,695

Advisor Class
Sold	159,897	9,129
Distributions reinvested	—	503
Redeemed	(17,839)	(9,581)

Net increase in shares outstanding	142,058	51

(a) Prior to May 1, 2013, the Forward Tactical Enhanced Fund Advisor Class was known as the Forward Tactical Enhanced Fund Class M.

June 30, 2013	112	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Tactical Growth Fund
	Six Months Ended June 30, 2013 (unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment loss	$(6,961,179)	$(13,599,591)
Net realized gain/(loss) on investments	(2,671,351)	6,269,412
Net realized gain on futures contracts	66,189,268	46,605,989
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(8,390,336)	7,699,081

Net increase in net assets resulting from operations	48,166,402	46,974,891

Distributions to Shareholders:
From net realized gains on investments
Investor Class	—	(6,983,133)
Institutional Class	—	(1,968,876)
Class A	—	(3,717,394)
Class C	—	(4,059,123)
Advisor Class	—	(15,019,816)

Total distributions	—	(31,748,342)

Share Transactions:
Investor Class
Proceeds from sale of shares	18,493,852	58,253,980
Issued to shareholders in reinvestment of distributions	—	6,841,303
Cost of shares redeemed	(55,266,237)	(134,949,663)

Net decrease from share transactions	(36,772,385)	(69,854,380)

Institutional Class
Proceeds from sale of shares	6,572,402	24,736,916
Issued to shareholders in reinvestment of distributions	—	1,912,486
Cost of shares redeemed	(9,477,761)	(36,591,483)

Net decrease from share transactions	(2,905,359)	(9,942,081)

Class A
Proceeds from sale of shares	21,595,514	53,281,448
Issued to shareholders in reinvestment of distributions	—	3,648,679
Cost of shares redeemed	(36,858,147)	(109,771,869)

Net decrease from share transactions	(15,262,633)	(52,841,742)

Class C
Proceeds from sale of shares	6,018,647	16,059,722
Issued to shareholders in reinvestment of distributions	—	3,923,750
Cost of shares redeemed	(32,277,721)	(45,958,213)

Net decrease from share transactions	(26,259,074)	(25,974,741)

Advisor Class
Proceeds from sale of shares	92,648,411	324,368,747
Issued to shareholders in reinvestment of distributions	—	14,463,588
Cost of shares redeemed	(98,390,426)	(182,855,054)

Net increase/(decrease) from share transactions	(5,742,015)	155,977,281

Net increase/(decrease) in net assets	$(38,775,064)	$12,590,886

Net Assets:
Beginning of period	924,771,929	912,181,043

End of period (including accumulated net investment loss of $(6,961,179) and $0, respectively)	$885,996,865	$924,771,929

See Notes to Financial Statements	113	June 30, 2013

Statement of Changes in Net Assets

	Forward Tactical Growth Fund (continued)
	Six Months Ended June 30, 2013 (unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	709,197	2,251,195
Distributions reinvested	—	273,981
Redeemed	(2,124,418)	(5,236,700)

Net decrease in shares outstanding	(1,415,221)	(2,711,524)

Institutional Class
Sold	246,879	947,880
Distributions reinvested	—	75,742
Redeemed	(359,774)	(1,407,431)

Net decrease in shares outstanding	(112,895)	(383,809)

Class A
Sold	830,651	2,075,160
Distributions reinvested	—	146,946
Redeemed	(1,415,825)	(4,272,339)

Net decrease in shares outstanding	(585,174)	(2,050,233)

Class C
Sold	233,705	629,372
Distributions reinvested	—	160,284
Redeemed	(1,266,004)	(1,812,162)

Net decrease in shares outstanding	(1,032,299)	(1,022,506)

Advisor Class
Sold	3,484,015	12,521,483
Distributions reinvested	—	572,589
Redeemed	(3,719,631)	(7,021,251)

Net increase/(decrease) in shares outstanding	(235,616)	6,072,821

(a) Prior to May 1, 2013, the Forward Tactical Growth Fund Advisor Class was known as the Forward Tactical Growth Fund Class M.

June 30, 2013	114	See Notes to Financial Statements

Consolidated Statement of Changes in Net Assets

	Forward Commodity Long/Short Strategy Fund
	Six Months Ended June 30, 2013 (unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment loss	$(469,256)	$(1,109,259)
Net realized gain on investments	142,800	127,074
Net realized gain/(loss) on swap contracts	7,389,907	(39,765,454)
Net change in unrealized appreciation/(depreciation) on investments and swap contracts	4,356,946	(3,852,482)

Net increase/(decrease) in net assets resulting from operations	11,420,397	(44,600,121)

Share Transactions:
Investor Class
Proceeds from sale of shares	5,333,128	26,945,461
Cost of shares redeemed	(5,440,133)	(43,172,951)

Net decrease from share transactions	(107,005)	(16,227,490)

Institutional Class
Proceeds from sale of shares	30,724,847	68,401,475
Cost of shares redeemed	(32,743,800)	(62,916,010)

Net increase/(decrease) from share transactions	(2,018,953)	5,485,465

Class C
Proceeds from sale of shares	538,274	6,388,454
Cost of shares redeemed	(1,641,993)	(3,785,060)

Net increase/(decrease) from share transactions	(1,103,719)	2,603,394

Advisor Class
Proceeds from sale of shares	8,693,635	56,520,918
Cost of shares redeemed	(9,904,223)	(15,555,257)

Net increase/(decrease) from share transactions	(1,210,588)	40,965,661

Class Z
Proceeds from sale of shares	3,600,000	2,780,000
Cost of shares redeemed	(2,450,000)	(5,956,511)

Net increase/(decrease) from share transactions	1,150,000	(3,176,511)

Net increase/(decrease) in net assets	$8,130,132	$(14,949,602)

Net Assets:
Beginning of period	117,152,922	132,102,524

End of period (including accumulated net investment loss of $(469,256) and $0, respectively)	$125,283,054	$117,152,922

Other Information:
Share Transactions:
Investor Class
Sold	256,424	1,083,042
Redeemed	(262,735)	(1,772,027)

Net decrease in shares outstanding	(6,311)	(688,985)

Institutional Class
Sold	1,486,720	2,715,414
Redeemed	(1,578,563)	(2,730,174)

Net decrease in shares outstanding	(91,843)	(14,760)

See Notes to Financial Statements	115	June 30, 2013

Consolidated Statement of Changes in Net Assets

	Forward Commodity Long/Short Strategy Fund (continued)
	Six Months Ended June 30, 2013 (unaudited)(a)	Year Ended December 31, 2012
Class C
Sold	26,427	255,657
Redeemed	(81,230)	(171,450)

Net increase/(decrease) in shares outstanding	(54,803)	84,208

Advisor Class
Sold	419,027	2,317,334
Redeemed	(481,094)	(689,037)

Net increase/(decrease) in shares outstanding	(62,067)	1,628,297

Class Z
Sold	172,840	125,536
Redeemed	(117,127)	(241,582)

Net increase/(decrease) in shares outstanding	55,713	(116,046)

(a) Prior to May 1, 2013, the Forward Commodity Long/Short Strategy Fund Advisor Class was known as the Forward Commodity Long/Short Strategy Fund Class M.

June 30, 2013	116	See Notes to Financial Statements

Consolidated Statement of Changes in Net Assets

	Forward Managed Futures Strategy Fund
	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012(a)
Operations:
Net investment loss	$(98,935)	$(148,398)
Net realized gain on investments	0	7,034
Net realized gain/(loss) on swap contracts	160,423	(2,056,919)
Net change in unrealized appreciation on investments and swap contracts	242,725	78,159

Net increase/(decrease) in net assets resulting from operations	304,213	(2,120,124)

Distributions to Shareholders:
From net realized gains on investments
Investor Class	—	(123)
Institutional Class	—	(106)
Class C	—	(109)
Class Z	—	(1,233)

Total distributions	—	(1,571)

Share Transactions:
Investor Class
Proceeds from sale of shares	217,130	1,355,660
Issued to shareholders in reinvestment of distributions	—	24
Cost of shares redeemed	(135,134)	(90,048)

Net increase from share transactions	81,996	1,265,636

Institutional Class
Proceeds from sale of shares	36,479	1,099,777
Issued to shareholders in reinvestment of distributions	—	8
Cost of shares redeemed	(34,893)	(19,695)

Net increase from share transactions	1,586	1,080,090

Class C
Proceeds from sale of shares	35,700	1,138,532
Issued to shareholders in reinvestment of distributions	—	3

Net increase from share transactions	35,700	1,138,535

Class Z
Proceeds from sale of shares	861,092	11,840,001
Issued to shareholders in reinvestment of distributions	—	1,233
Cost of shares redeemed	(3,225,000)	(450,000)

Net increase/(decrease) from share transactions	(2,363,908)	11,391,234

Net increase/(decrease) in net assets	$(1,940,413)	$12,753,800

Net Assets:
Beginning of period	12,753,800	0

End of period (including accumulated net investment income/(loss) of $(93,928) and $5,007, respectively)	$10,813,387	$12,753,800

See Notes to Financial Statements	117	June 30, 2013

Consolidated Statement of Changes in Net Assets

	Forward Managed Futures Strategy Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Period Ended December 31, 2012(a)
Other Information:
Share Transactions:
Investor Class
Sold	10,496	54,004
Distributions reinvested	—	1
Redeemed	(6,504)	(3,972)

Net increase in shares outstanding	3,992	50,033

Institutional Class
Sold	1,741	44,115
Distributions reinvested	—	1
Redeemed	(1,688)	(895)

Net increase in shares outstanding	53	43,221

Class C
Sold	1,739	46,103
Distributions reinvested	—	1

Net increase in shares outstanding	1,739	46,104

Class Z
Sold	41,780	505,892
Distributions reinvested	—	60
Redeemed	(155,715)	(21,964)

Net increase/(decrease) in shares outstanding	(113,935)	483,988

(a) The Forward Managed Futures Strategy Fund commenced operations on January 30, 2012. The Forward Managed Futures Strategy Fund began offering Class Z shares on January 31, 2012.

June 30, 2013	118	See Notes to Financial Statements

Statement of Cash Flows

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Credit Analysis Long/Short Fund	Forward Select EM Dividend Fund
Cash Flows from Operating Activities:
Net increase/(decrease) in net assets resulting from operations	$(33,560,398)	$9,658
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by/(used) in operating activities:
Purchases of investment securities	(464,352,770)	(32,814,696)
Proceeds from sale of investment securities	259,641,952	43,843,118
Proceeds from securities sold short transactions	179,933,233	—
Purchases to cover securities sold short transactions	(18,571,593)	—
Discount and premiums amortized	(36,728)	38,137
Net realized (gain)/loss on investment securities	1,312,533	(1,519,006)
Net realized loss on securities sold short	964,550	—
Net realized loss on foreign currency	—	280,697
Net change in unrealized depreciation on investments, securities sold short and translation of assets and liabilities in foreign currency	44,084,007	1,763,853
Changes in assets and liabilities:
Increase in deposit with broker for securities sold short	(45,497,924)	—
Increase in deposit with broker for futures contracts	—	(214,107)
Increase in variation margin receivable	—	(131,279)
Increase in interest and dividends receivable	(3,881,800)	(206,711)
Increase in other assets	(47,423)	(27,524)
Increase in payable for interest on short sales	687,223	—
Increase in payable for interest due on loan	—	4,152
Increase in payable for advisor	24,297	682
Increase in payable for distribution and service fees	23,626	3,573
Increase in payable to trustees	1,710	359
Increase/(Decrease) in payable for chief compliance officer fee	(72)	61
Decrease in payable for legal and audit fees	(25,154)	(5,418)
Increase/(Decrease) in accrued expenses and other liabilities	(4,637)	10,599

Net cash provided by/(used) in operating activities	(79,305,368)	11,036,148

Cash Flows from Financing Activities:
Cash provided by loan, net	—	2,940,925
Proceeds from sale of shares	361,524,283	37,774,281
Cost of shares redeemed	(291,500,958)	(45,303,698)
Cash distributions paid	(2,461,883)	(616,971)

Net cash provided by/(used) in financing activities	67,561,442	(5,205,463)

Effect of Exchange Rates On Cash & Foreign Currency	—	(101,956)
Net Change in Cash & Foreign Currency for the Period	(11,743,926)	5,728,729

Cash & Foreign Currency, Beginning of Period	55,658,128	2,732,867

Cash & Foreign Currency, End of Period	$43,914,202	$8,461,596

Non-cash financing activities not included herein consist of reinvestment of distributions of $9,955,872 and $305,492, respectively.

Cash paid for interest on short sales and interest paid to broker for Forward Credit Analysis Long/Short Fund was $946,954 and cash paid for interest on loan for Forward Select EM Dividend Fund was $14,598.

See Notes to Financial Statements	119	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010		Year Ended December 31, 2009		Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$8.93		$8.09	$7.96	$8.08		$5.84		$7.63
Income/(Loss) from Operations:
Net investment income	0.14	(c)	0.24 (c)	0.32 (c)	0.41		0.48		0.47
Net realized and unrealized gain/(loss) on investments	(0.48)		0.88	0.14	(0.07)		2.19		(1.68)

Total from Investment Operations	(0.34)		1.12	0.46	0.34		2.67		(1.21)

Less Distributions:
From investment income	(0.14)		(0.22)	(0.31)	(0.39)		(0.43)		(0.58)
From capital gains	—		(0.06)	(0.02)	(0.07)		—		—

Total Distributions	(0.14)		(0.28)	(0.33)	(0.46)		(0.43)		(0.58)

Net Increase/(Decrease) in Net Asset Value	(0.48)		0.84	0.13	(0.12)		2.24		(1.79)

Net Asset Value, End of Period	$8.45		$8.93	$8.09	$7.96		$8.08		$5.84

Total Return	(3.84	)%(d)	13.96%	5.83%	4.17%		46.56%		(16.59	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$378,750		$338,662	$156,238	$136,654		$61,043		$12,867
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.64	%(e)	3.24%	6.13%	6.39%		8.48%		13.10	%(e)
Operating expenses including reimbursement/waiver	1.99	%(e)	1.99%	1.99%	1.98	%(f)	1.93	%(g)	1.84	%(e)
Operating expenses excluding reimbursement/waiver	2.06	%(e)	2.08%	2.14%	2.14%		2.22%		2.52	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.21	%(e)	2.78%	3.95%	5.15%		6.61%		8.79	%(e)
Operating expenses including reimbursement/waiver	2.41	%(e)	2.46%	4.17%	3.22	%(f)	3.80	%(g)	6.14	%(e)
Operating expenses excluding reimbursement/waiver	2.49	%(e)	2.55%	4.32%	3.39%		4.09%		6.82	%(e)
Portfolio Turnover Rate	38	%(d)	63%	133%	89%		221%		311	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Investor Class shares on May 1, 2008.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.95% to 1.99%.

(g) Effective May 1, 2009, the net expense limitation changed from 1.84% to 1.95%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

June 30, 2013	120	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010		Year Ended December 31, 2009		Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$8.88		$8.04	$7.91	$8.03		$5.81		$7.63
Income/(Loss) from Operations:
Net investment income	0.16	(c)	0.27 (c)	0.34 (c)	0.48		0.54		0.39
Net realized and unrealized gain/(loss) on investments	(0.50)		0.88	0.15	(0.11)		2.14		(1.59)

Total from Investment Operations	(0.34)		1.15	0.49	0.37		2.68		(1.20)

Less Distributions:
From investment income	(0.15)		(0.25)	(0.34)	(0.42)		(0.46)		(0.62)
From capital gains	—		(0.06)	(0.02)	(0.07)		—		—

Total Distributions	(0.15)		(0.31)	(0.36)	(0.49)		(0.46)		(0.62)

Net Increase/(Decrease) in Net Asset Value	(0.49)		0.84	0.13	(0.12)		2.22		(1.82)

Net Asset Value, End of Period	$8.39		$8.88	$8.04	$7.91		$8.03		$5.81

Total Return	(3.81	)%(d)	14.43%	6.23%	4.54%		47.08%		(16.35	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$200,796		$214,229	$38,790	$16,994		$4,787		$793
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.98	%(e)	3.51%	6.39%	6.82%		8.89%		12.49	%(e)
Operating expenses including reimbursement/waiver	1.64	%(e)	1.64%	1.64%	1.63	%(f)	1.57	%(g)	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.71	%(e)	1.74%	1.79%	1.80%		1.86%		2.53	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.56	%(e)	3.05%	4.21%	5.57%		7.01%		8.58	%(e)
Operating expenses including reimbursement/waiver	2.06	%(e)	2.11%	3.82%	2.88	%(f)	3.45	%(g)	5.40	%(e)
Operating expenses excluding reimbursement/waiver	2.13	%(e)	2.21%	3.97%	3.06%		3.74%		6.44	%(e)
Portfolio Turnover Rate	38	%(d)	63%	133%	89%		221%		311	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Institutional Class shares on May 1, 2008.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64%.

(g) Effective May 1, 2009, the net expense limitation changed from 1.49% to 1.60%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2008.

See Notes to Financial Statements	121	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$8.90		$8.08	$7.95	$8.70
Income/(Loss) from Operations:
Net investment income	0.14	(c)	0.22 (c)	0.31 (c)	0.14
Net realized and unrealized gain/(loss) on investments	(0.50)		0.88	0.14	(0.63)

Total from Investment Operations	(0.36)		1.10	0.45	(0.49)

Less Distributions:
From investment income	(0.13)		(0.22)	(0.30)	(0.19)
From capital gains	—		(0.06)	(0.02)	(0.07)

Total Distributions	(0.13)		(0.28)	(0.32)	(0.26)

Net Increase/(Decrease) in Net Asset Value	(0.49)		0.82	0.13	(0.75)

Net Asset Value, End of Period	$8.41		$8.90	$8.08	$7.95

Total Return(d)	(4.04	)%(e)	13.69%	5.68%	(5.69	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$21,115		$18,480	$1,621	$2,360
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.48	%(f)	2.96%	6.06%	5.63	%(f)
Operating expenses including reimbursement/waiver	2.14	%(f)	2.14%	2.14%	2.14	%(f)
Operating expenses excluding reimbursement/waiver	2.21	%(f)	2.24%	2.29%	2.36	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.06	%(f)	2.49%	3.88%	4.46	%(f)
Operating expenses including reimbursement/waiver	2.56	%(f)	2.61%	4.32%	3.31	%(f)
Operating expenses excluding reimbursement/waiver	2.64	%(f)	2.71%	4.47%	3.53	%(f)
Portfolio Turnover Rate	38	%(e)	63%	133%	89	%(g)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Class A shares on September 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2013	122	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010		Period Ended December 31, 2009(b)
Net Asset Value, Beginning of Period	$8.93		$8.09	$7.97	$8.10		$7.26
Income/(Loss) from Operations:
Net investment income	0.12	(c)	0.19 (c)	0.27 (c)	0.39		0.29
Net realized and unrealized gain/(loss) on investments	(0.49)		0.88	0.13	(0.10)		0.88

Total from Investment Operations	(0.37)		1.07	0.40	0.29		1.17

Less Distributions:
From investment income	(0.11)		(0.17)	(0.26)	(0.35)		(0.33)
From capital gains	—		(0.06)	(0.02)	(0.07)		—

Total Distributions	(0.11)		(0.23)	(0.28)	(0.42)		(0.33)

Net Increase/(Decrease) in Net Asset Value	(0.48)		0.84	0.12	(0.13)		0.84

Net Asset Value, End of Period	$8.45		$8.93	$8.09	$7.97		$8.10

Total Return(d)	(4.12	)%(e)	13.33%	5.07%	3.50%		16.37	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$29,098		$29,013	$15,550	$15,357		$4,377
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.03	%(f)	2.67%	5.51%	5.75%		9.32	%(f)
Operating expenses including reimbursement/waiver	2.59	%(f)	2.59%	2.59%	2.58	%(g)	2.24	%(f)
Operating expenses excluding reimbursement/waiver	2.66	%(f)	2.68%	2.74%	2.76%		2.41	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	2.60	%(f)	2.21%	3.33%	4.51%		6.55	%(f)
Operating expenses including reimbursement/waiver	3.01	%(f)	3.06%	4.77%	3.82	%(g)	5.01	%(f)
Operating expenses excluding reimbursement/waiver	3.08	%(f)	3.15%	4.92%	4.00%		5.18	%(f)
Portfolio Turnover Rate	38	%(e)	63%	133%	89%		221	%(h)

(a) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(b) The Fund began offering Class C shares on June 3, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2010, the net expense limitation changed from 2.55% to 2.59%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	123	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Credit Analysis Long/Short Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012	Year Ended December 31, 2011(b)	Period Ended December 31, 2010(c)
Net Asset Value, Beginning of Period	$8.88		$8.04	$7.91	$8.17
Income/(Loss) from Operations:
Net investment income	0.16	(d)	0.26 (d)	0.35 (d)	0.40
Net realized and unrealized gain/(loss) on investments	(0.49)		0.89	0.14	(0.17)

Total from Investment Operations	(0.33)		1.15	0.49	0.23

Less Distributions:
From investment income	(0.15)		(0.25)	(0.34)	(0.42)
From capital gains	—		(0.06)	(0.02)	(0.07)

Total Distributions	(0.15)		(0.31)	(0.36)	(0.49)

Net Increase/(Decrease) in Net Asset Value	(0.48)		0.84	0.13	(0.26)

Net Asset Value, End of Period	$8.40		$8.88	$8.04	$7.91

Total Return	(3.70	)%(e)	14.43%	6.24%	2.73	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$105,390		$101,263	$4,120	$4,930
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	3.96	%(f)	3.44%	6.54%	6.85	%(f)
Operating expenses including reimbursement/waiver	1.66	%(f)(g)	1.64%	1.64%	1.63	%(f)(h)
Operating expenses excluding reimbursement/waiver	1.73	%(f)	1.74%	1.79%	1.85	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	3.53	%(f)	2.97%	4.36%	5.50	%(f)
Operating expenses including reimbursement/waiver	2.08	%(f)(g)	2.11%	3.82%	2.98	%(f)(h)
Operating expenses excluding reimbursement/waiver	2.15	%(f)	2.20%	3.97%	3.20	%(f)
Portfolio Turnover Rate	38	%(e)	63%	133%	89	%(i)

(a) Prior to May 1, 2013, the Forward Credit Analysis Long/Short Fund Advisor Class was known as the Forward Credit Analysis Long/Short Fund Class M.

(b) Prior to May 1, 2011, the Forward Credit Analysis Long/Short Fund was known as the Forward Long/Short Credit Analysis Fund.

(c) The Fund began offering Advisor Class shares on February 1, 2010.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the net expense limitation changed from 1.64% to 1.69%.

(h) Effective May 1, 2010, the net expense limitation changed from 1.60% to 1.64%.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2013	124	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$9.98		$9.10	$11.05	$10.60	$9.30		$10.19
Income/(Loss) from Operations:
Net investment income	0.28	(b)	0.62 (b)	0.61 (b)	0.42	0.47		0.40
Net realized and unrealized gain/(loss) on investments	(0.59)		0.70	(0.89)	0.25	1.21		(0.87)

Total from Investment Operations	(0.31)		1.32	(0.28)	0.67	1.68		(0.47)

Less Distributions:
From investment income	(0.25)		(0.44)	(1.67)	(0.22)	(0.38)		(0.42)

Total Distributions	(0.25)		(0.44)	(1.67)	(0.22)	(0.38)		(0.42)

Net Increase/(Decrease) in Net Asset Value	(0.56)		0.88	(1.95)	0.45	1.30		(0.89)

Net Asset Value, End of Period	$9.42		$9.98	$9.10	$11.05	$10.60		$9.30

Total Return	(3.09	)%(c)	14.63%	(2.73)%	6.47%	18.43%		(4.91)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$276,305		$168,003	$4,702	$5,924	$5,766		$5,073
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	5.80	%(d)	6.37%	5.35%	3.80%	4.61%		4.10%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.31	%(d)(e)	1.35%	1.39%	1.39%	1.26	%(f)	1.16%
Operating expenses excluding reimbursement/waiver	1.41	%(d)	1.36%	1.89%	1.90%	1.41%		1.36%
Portfolio Turnover Rate	51	%(c)	91%	357%	74%	59%		56%

(a) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.34%.

(f) Effective May 1, 2009, the net expense limitation changed from 1.24% to 1.39%.

See Notes to Financial Statements	125	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$9.91		$9.04	$11.02	$10.55	$9.27	$10.19
Income/(Loss) from Operations:
Net investment income	0.30	(b)	0.65 (b)	0.68 (b)	0.48	0.48	0.44
Net realized and unrealized gain/(loss) on investments	(0.59)		0.70	(0.92)	0.23	1.21	(0.88)

Total from Investment Operations	(0.29)		1.35	(0.24)	0.71	1.69	(0.44)

Less Distributions:
From investment income	(0.26)		(0.48)	(1.74)	(0.24)	(0.41)	(0.48)

Total Distributions	(0.26)		(0.48)	(1.74)	(0.24)	(0.41)	(0.48)

Net Increase/(Decrease) in Net Asset Value	(0.55)		0.87	(1.98)	0.47	1.28	(0.92)

Net Asset Value, End of Period	$9.36		$9.91	$9.04	$11.02	$10.55	$9.27

Total Return	(2.85	)%(c)	15.06%	(2.40)%	6.91%	18.70%	(4.60)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$27,123		$33,773	$7,613	$17,469	$16,257	$12,088
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	6.09	%(d)	6.67%	6.10%	4.22%	4.89%	4.27%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	0.92	%(d)	0.99%	0.99%	0.99%	0.97%	0.97%
Operating expenses excluding reimbursement/waiver	0.99	%(d)	1.01%	1.49%	1.45%	1.13%	1.35%
Portfolio Turnover Rate	51	%(c)	91%	357%	74%	59%	56%

(a) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2013	126	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward EM Corporate Debt Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$10.01		$9.13	$11.08	$10.66	$9.35		$10.19
Income/(Loss) from Operations:
Net investment income	0.26	(b)	0.54 (b)	0.52 (b)	0.44	0.42		0.39
Net realized and unrealized gain/(loss) on investments	(0.59)		0.73	(0.87)	0.17	1.23		(0.88)

Total from Investment Operations	(0.33)		1.27	(0.35)	0.61	1.65		(0.49)

Less Distributions:
From investment income	(0.22)		(0.39)	(1.60)	(0.19)	(0.34)		(0.35)

Total Distributions	(0.22)		(0.39)	(1.60)	(0.19)	(0.34)		(0.35)

Net Increase/(Decrease) in Net Asset Value	(0.55)		0.88	(1.95)	0.42	1.31		(0.84)

Net Asset Value, End of Period	$9.46		$10.01	$9.13	$11.08	$10.66		$9.35

Total Return	(3.25	)%(c)	13.99%	(3.31)%	5.87%	18.00%		(5.00)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,916		$1,695	$1,142	$2,345	$4,445		$3,879
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	5.19	%(d)	5.56%	4.54%	3.24%	4.24%		3.90%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.87	%(d)	1.94%	1.94%	1.94%	1.63	%(e)	1.35%
Operating expenses excluding reimbursement/waiver	1.95	%(d)	2.03%	2.48%	2.38%	1.77%		1.36%
Portfolio Turnover Rate	51	%(c)	91%	357%	74%	59%		56%

(a) Prior to May 1, 2011, the Forward EM Corporate Debt Fund was known as the Forward International Fixed Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2009, the net expense limitation changed from 1.89% to 1.94%.

See Notes to Financial Statements	127	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009		Year Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$10.58		$9.55		$20.97	$21.47	$12.28		$28.51
Income/(Loss) from Operations:
Net investment income	0.11	(b)	0.07	(b)	0.11 (b)	0.00 (c)	0.01	(b)	0.38
Net realized and unrealized gain/(loss) on investments	(0.10)		1.64		(4.61)	3.43	9.33		(16.20)

Total from Investment Operations	0.01		1.71		(4.50)	3.43	9.34		(15.82)

Less Distributions:
From investment income	—		(0.01)		(0.57)	(0.25)	(0.15)		—
From capital gains	—		(0.67)		(6.35)	(3.68)	—		(0.41)

Total Distributions	—		(0.68)		(6.92)	(3.93)	(0.15)		(0.41)

Net Increase/(Decrease) in Net Asset Value	0.01		1.03		(11.42)	(0.50)	9.19		(16.23)

Net Asset Value, End of Period	$10.59		$10.58		$9.55	$20.97	$21.47		$12.28

Total Return	0.09	%(d)	18.14%		(22.33)%	16.56%	76.16%		(55.38)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,494		$5,934		$23,498	$49,997	$39,864		$14,576
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.95	%(e)	0.65%		0.55%	0.01%	0.04%		1.67%
Operating expenses including reimbursement/waiver	1.77	%(e)(f)	1.80	%(g)(h)	1.79%	1.79%	1.77	%(i)	1.72	%(j)
Operating expenses excluding reimbursement/waiver	2.99	%(e)	2.78%		2.15%	2.02%	2.00%		2.10%
Portfolio Turnover Rate	41	%(d)	150%		102%	129%	120%		214%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 1.79% to 1.74%.

(g) Effective May 1, 2012, the net expense limitation changed from 1.79% to 1.89%.

(h) Effective September 1, 2012, the net expense limitation changed from 1.89% to 1.79%.

(i) Effective May 1, 2009, the net expense limitation changed from 1.74% to 1.79%.

(j) Effective May 1, 2008, the net expense limitation changed from 1.69% to 1.74%.

June 30, 2013	128	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$10.67		$9.76		$21.31	$21.76	$12.40	$28.66
Income/(Loss) from Operations:
Net investment income	0.15	(b)	0.13	(b)	0.15 (b)	0.12 (b)	0.07 (b)	0.34
Net realized and unrealized gain/(loss) on investments	(0.11)		1.67		(4.70)	3.45	9.48	(16.19)

Total from Investment Operations	0.04		1.80		(4.55)	3.57	9.55	(15.85)

Less Distributions:
From investment income	—		(0.22)		(0.65)	(0.34)	(0.19)	—
From capital gains	—		(0.67)		(6.35)	(3.68)	—	(0.41)

Total Distributions	—		(0.89)		(7.00)	(4.02)	(0.19)	(0.41)

Net Increase/(Decrease) in Net Asset Value	0.04		0.91		(11.55)	(0.45)	9.36	(16.26)

Net Asset Value, End of Period	$10.71		$10.67		$9.76	$21.31	$21.76	$12.40

Total Return	0.38	%(c)	18.65%		(22.21)%	17.12%	76.94%	(55.19)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,199		$4,517		$31,484	$157,970	$291,105	$49,529
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.59	%(d)	1.25%		0.76%	0.62%	0.36%	1.76%
Operating expenses including reimbursement/waiver	1.39	%(d)	1.41	%(e)(f)	1.39%	1.39%	1.38%	1.39%
Operating expenses excluding reimbursement/waiver	2.59	%(d)	2.22%		1.76%	1.59%	1.53%	1.77%
Portfolio Turnover Rate	41	%(c)	150%		102%	129%	120%	214%

(a) Prior to May 1, 2008, the Forward Emerging Markets Fund was known as the Forward Global Emerging Markets Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2012, the net expense limitation changed from 1.39% to 1.49%.

(f) Effective September 1, 2012, the net expense limitation changed from 1.49% to 1.39%.

See Notes to Financial Statements	129	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Emerging Markets Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Year Ended December 31, 2011	Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$10.98		$9.86		$21.34	$20.49
Income/(Loss) from Operations:
Net investment income	0.14	(c)	0.15	(c)	0.17 (c)	0.06
Net realized and unrealized gain/(loss) on investments	(0.11)		1.67		(4.67)	4.78

Total from Investment Operations	0.03		1.82		(4.50)	4.84

Less Distributions:
From investment income	—		(0.03)		(0.63)	(0.31)
From capital gains	—		(0.67)		(6.35)	(3.68)

Total Distributions	—		(0.70)		(6.98)	(3.99)

Net Increase/(Decrease) in Net Asset Value	0.03		1.12		(11.48)	0.85

Net Asset Value, End of Period	$11.01		$10.98		$9.86	$21.34

Total Return	0.27	%(d)	18.71%		(21.96)%	24.30	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,129		$697		$180	$340
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.41	%(e)	1.42%		0.86%	0.35	%(e)
Operating expenses including reimbursement/waiver	1.41	%(e)(f)	1.39	%(g)(h)	1.39%	1.39	%(e)
Operating expenses excluding reimbursement/waiver	2.61	%(e)	2.72%		1.74%	1.64	%(e)
Portfolio Turnover Rate	41	%(d)	150%		102%	129	%(i)

(a) Prior to May 1, 2013, the Forward Emerging Markets Fund Advisor Class was known as the Forward Emerging Markets Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.44%.

(g) Effective May 1, 2012, the net expense limitation changed from 1.39% to 1.49%.

(h) Effective September 1, 2012, the net expense limitation changed from 1.49% to 1.39%.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2013	130	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Endurance Long/Short Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Net Asset Value, Beginning of Period	$25.82		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.32)		(0.50)
Net realized and unrealized gain on investments	0.63		1.32

Total from Investment Operations	0.31		0.82

Net Increase in Net Asset Value	0.31		0.82

Net Asset Value, End of Period	$26.13		$25.82

Total Return	1.20	%(c)	3.28	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$209		$206
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(1.83	)%(d)	(1.44	)%(d)
Operating expenses including reimbursement/waiver	2.34	%(d)	2.34	%(d)
Operating expenses excluding reimbursement/waiver	2.93	%(d)	3.98	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(2.43	)%(d)	(1.96	)%(d)
Operating expenses including reimbursement/waiver	2.94	%(d)	2.85	%(d)
Operating expenses excluding reimbursement/waiver	3.52	%(d)	4.49	%(d)
Portfolio Turnover Rate	141	%(c)	283	%(c)

(a) The Fund began offering Investor Class shares on January 3, 2012.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	131	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Endurance Long/Short Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(a)
Net Asset Value, Beginning of Period	$25.91		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.27)		(0.43)
Net realized and unrealized gain on investments	0.62		1.34

Total from Investment Operations	0.35		0.91

Net Increase in Net Asset Value	0.35		0.91

Net Asset Value, End of Period	$26.26		$25.91

Total Return	1.35	%(c)	3.64	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,458		$4,652
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(1.48	)%(d)	(1.16	)%(d)
Operating expenses including reimbursement/waiver	1.99	%(d)	1.98	%(d)
Operating expenses excluding reimbursement/waiver	2.57	%(d)	3.02	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment loss including reimbursement/waiver	(2.08	)%(d)	(1.68	)%(d)
Operating expenses including reimbursement/waiver	2.59	%(d)	2.50	%(d)
Operating expenses excluding reimbursement/waiver	3.17	%(d)	3.53	%(d)
Portfolio Turnover Rate	141	%(c)	283	%(c)

(a) The Fund began offering Institutional Class shares on January 3, 2012.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

June 30, 2013	132	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Credit Long/Short Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$24.09		$24.16	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.79		2.32	0.89
Net realized and unrealized loss on investments	(1.95)		(1.18)	(0.92)

Total from Investment Operations	(1.16)		1.14	(0.03)

Less Distributions:
From investment income	(0.30)		(0.78)	(0.75)
From capital gains	—		(0.43)	(0.06)

Total Distributions	(0.30)		(1.21)	(0.81)

Net Decrease in Net Asset Value	(1.46)		(0.07)	(0.84)

Net Asset Value, End of Period	$22.63		$24.09	$24.16

Total Return	(4.55	)%(c)	4.47%	(0.12	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,910		$1,916	$1,232
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income including reimbursement/waiver	7.57	%(d)	9.47%	14.43	%(d)
Operating expenses including reimbursement/waiver	2.39	%(d)	2.39%	2.39	%(d)
Operating expenses excluding reimbursement/waiver	3.51	%(d)	4.11%	4.85	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income including reimbursement/waiver	6.70	%(d)	9.24%	14.43	%(d)
Operating expenses including reimbursement/waiver	3.25	%(d)	2.63%	2.39	%(d)
Operating expenses excluding reimbursement/waiver	4.38	%(d)	4.34%	4.85	%(d)
Portfolio Turnover Rate	117	%(c)	270%	80	%(c)

(a) The Fund began offering Investor Class shares on October 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

See Notes to Financial Statements	133	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Credit Long/Short Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$24.23		$24.16	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.81		2.44	0.91
Net realized and unrealized loss on investments	(1.94)		(1.20)	(0.92)

Total from Investment Operations	(1.13)		1.24	(0.01)

Less Distributions:
From investment income	(0.35)		(0.74)	(0.77)
From capital gains	—		(0.43)	(0.06)

Total Distributions	(0.35)		(1.17)	(0.83)

Net Increase/(Decrease) in Net Asset Value	(1.48)		0.07	(0.84)

Net Asset Value, End of Period	$22.75		$24.23	$24.16

Total Return	(4.38	)%(c)	4.87%	(0.02	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,542		$4,246	$1,242
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income including reimbursement/waiver	7.65	%(d)	10.00%	14.83	%(d)
Operating expenses including reimbursement/waiver	2.00	%(d)(e)	1.99%	1.99	%(d)
Operating expenses excluding reimbursement/waiver	3.11	%(d)	3.63%	4.45	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income including reimbursement/waiver	6.78	%(d)	9.76%	14.83	%(d)
Operating expenses including reimbursement/waiver	2.87	%(d)(e)	2.23%	1.99	%(d)
Operating expenses excluding reimbursement/waiver	3.98	%(d)	3.86%	4.45	%(d)
Portfolio Turnover Rate	117	%(c)	270%	80	%(c)

(a) The Fund began offering Institutional Class shares on October 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2013, the net expense limitation changed from 1.99% to 2.04%.

June 30, 2013	134	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Credit Long/Short Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$24.00		$24.16	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.71		2.10	0.85
Net realized and unrealized loss on investments	(1.94)		(1.11)	(0.92)

Total from Investment Operations	(1.23)		0.99	(0.07)

Less Distributions:
From investment income	(0.21)		(0.72)	(0.71)
From capital gains	—		(0.43)	(0.06)

Total Distributions	(0.21)		(1.15)	(0.77)

Net Decrease in Net Asset Value	(1.44)		(0.16)	(0.84)

Net Asset Value, End of Period	$22.56		$24.00	$24.16

Total Return(c)	(4.81	)%(d)	3.80%	(0.27	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,128		$1,225	$1,208
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income including reimbursement/waiver	6.87	%(e)	8.62%	13.78	%(e)
Operating expenses including reimbursement/waiver	2.99	%(e)	2.99%	2.99	%(e)
Operating expenses excluding reimbursement/waiver	4.13	%(e)	4.69%	5.45	%(e)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income including reimbursement/waiver	6.00	%(e)	8.39%	13.78	%(e)
Operating expenses including reimbursement/waiver	3.85	%(e)	3.23%	2.99	%(e)
Operating expenses excluding reimbursement/waiver	4.99	%(e)	4.93%	5.45	%(e)
Portfolio Turnover Rate	117	%(d)	270%	80	%(d)

(a) The Fund began offering Class C shares on October 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

See Notes to Financial Statements	135	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Credit Long/Short Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$23.99		$24.16	$25.00
Income/(Loss) from Operations:
Net investment income(c)	0.82		2.36	0.91
Net realized and unrealized loss on investments	(1.94)		(1.12)	(0.92)

Total from Investment Operations	(1.12)		1.24	(0.01)

Less Distributions:
From investment income	(0.32)		(0.98)	(0.77)
From capital gains	—		(0.43)	(0.06)

Total Distributions	(0.32)		(1.41)	(0.83)

Net Decrease in Net Asset Value	(1.44)		(0.17)	(0.84)

Net Asset Value, End of Period	$22.55		$23.99	$24.16

Total Return	(4.39	)%(d)	4.87%	(0.02	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,128		$1,200	$1,208
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income including reimbursement/waiver	7.84	%(e)	9.61%	14.78	%(e)
Operating expenses including reimbursement/waiver	2.02	%(e)(f)	1.99%	1.99	%(e)
Operating expenses excluding reimbursement/waiver	3.16	%(e)	3.69%	4.45	%(e)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income including reimbursement/waiver	6.98	%(e)	9.38%	14.78	%(e)
Operating expenses including reimbursement/waiver	2.88	%(e)(f)	2.23%	1.99	%(e)
Operating expenses excluding reimbursement/waiver	4.03	%(e)	3.93%	4.45	%(e)
Portfolio Turnover Rate	117	%(d)	270%	80	%(d)

(a) Prior to May 1, 2013, the Forward Global Credit Long/Short Fund Advisor Class was known as the Forward Global Credit Long/Short Fund Class M.

(b) The Fund began offering Advisor Class shares on October 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 1.99% to 2.09%.

June 30, 2013	136	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Dividend Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$10.77		$10.37		$11.35
Income/(Loss) from Operations:
Net investment income(c)	0.22		0.43		0.19
Net realized and unrealized gain/(loss) on investments	0.60		0.49		(0.75)

Total from Investment Operations	0.82		0.92		(0.56)

Less Distributions:
From investment income	(0.25)		(0.48)		(0.42)
Tax return of capital	—		(0.04)		—

Total Distributions	(0.25)		(0.52)		(0.42)

Net Increase/(Decrease) in Net Asset Value	0.57		0.40		(0.98)

Net Asset Value, End of Period	$11.34		$10.77		$10.37

Total Return	7.56	%(d)	9.02%		(4.98	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$780		$3,266		$63
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	3.81	%(e)	4.67%		2.67	%(e)
Operating expenses including reimbursement/waiver	1.26	%(e)(f)	1.26	%(g)	1.34	%(e)
Operating expenses excluding reimbursement/waiver	1.69	%(e)	1.96%		1.95	%(e)
Portfolio Turnover Rate	95	%(d)	53%		101	%(h)

(a) Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.

(b) The Fund began offering Investor Class shares on May 2, 2011. Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 1.24% to 1.34%.

(g) Effective May 1, 2012, the net expense limitation changed from 1.34% to 1.24%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	137	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Dividend Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$10.62		$10.24		$10.21	$9.04	$7.44	$11.66
Income/(Loss) from Operations:
Net investment income	0.29	(c)	0.60	(c)	0.35 (c)	0.11 (c)	0.30	0.08
Net realized and unrealized gain/(loss) on investments	0.55		0.34		0.13	1.15	1.51	(4.22)

Total from Investment Operations	0.84		0.94		0.48	1.26	1.81	(4.14)

Less Distributions:
From investment income	(0.27)		(0.52)		(0.45)	(0.09)	(0.21)	(0.08)
Tax return of capital	—		(0.04)		—	—	—	—

Total Distributions	(0.27)		(0.56)		(0.45)	(0.09)	(0.21)	(0.08)

Net Increase/(Decrease) in Net Asset Value	0.57		0.38		0.03	1.17	1.60	(4.22)

Net Asset Value, End of Period	$11.19		$10.62		$10.24	$10.21	$9.04	$7.44

Total Return	7.85	%(d)	9.35%		4.64%	13.98%	24.34%	(35.48)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,153		$9,756		$4,895	$2,898	$990	$5,016
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	5.18	%(e)	5.65%		3.33%	1.22%	1.14%	0.91%
Operating expenses including reimbursement/waiver	0.93	%(e)(f)	0.91	%(g)	0.99%	0.99%	0.99%	0.99%
Operating expenses excluding reimbursement/waiver	1.35	%(e)	1.44%		1.40%	1.35%	1.67%	1.29%
Portfolio Turnover Rate	95	%(d)	53%		101%	73%	182%	89%

(a) Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.

(b) Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 0.89% to 0.99%.

(g) Effective May 1, 2012, the net expense limitation changed from 0.99% to 0.89%.

June 30, 2013	138	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Dividend Fund

	Class A
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$10.77		$10.38		$10.34	$9.17	$7.45	$11.65
Income/(Loss) from Operations:
Net investment income	0.27	(c)	0.51	(c)	0.30 (c)	0.07	0.04	0.04
Net realized and unrealized gain/(loss) on investments	0.54		0.39		0.12	1.16	1.73	(4.20)

Total from Investment Operations	0.81		0.90		0.42	1.23	1.77	(4.16)

Less Distributions:
From investment income	(0.24)		(0.48)		(0.38)	(0.06)	(0.05)	(0.04)
Tax return of capital	—		(0.03)		—	—	—	—

Total Distributions	(0.24)		(0.51)		(0.38)	(0.06)	(0.05)	(0.04)

Net Increase/(Decrease) in Net Asset Value	0.57		0.39		0.04	1.17	1.72	(4.20)

Net Asset Value, End of Period	$11.34		$10.77		$10.38	$10.34	$9.17	$7.45

Total Return(d)	7.49	%(e)	8.78%		4.09%	13.45%	23.78%	(35.70)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,530		$10,451		$9,369	$15,266	$13,761	$8,102
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	4.72	%(f)	4.71%		2.83%	0.75%	0.64%	0.44%
Operating expenses including reimbursement/waiver	1.42	%(f)(g)	1.42	%(h)	1.49%	1.49%	1.49%	1.44	%(i)
Operating expenses excluding reimbursement/waiver	1.85	%(f)	1.93%		1.87%	1.85%	2.01%	1.73%
Portfolio Turnover Rate	95	%(e)	53%		101%	73%	182%	89%

(a) Prior to February 20, 2013 the Forward Global Dividend Fund was known as the Forward Large Cap Dividend Fund.

(b) Prior to November 1, 2011, the Forward Large Cap Dividend Fund was known as the Forward Large Cap Equity Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.49%.

(h) Effective May 1, 2012, the net expense limitation changed from 1.49% to 1.39%.

(i) Effective May 1, 2008, the net expense limitation changed from 1.34% to 1.49%.

See Notes to Financial Statements	139	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Investor Class
	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010(a)		Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$9.12		$7.86		$9.49	$8.48		$8.63		$19.40
Income/(Loss) from Operations:
Net investment income	0.25	(c)	0.60	(c)	0.47 (c)	0.20	(c)	0.27	(b)(c)	0.66
Net realized and unrealized gain/(loss) on investments	(0.03)		1.07		(1.61)	1.32		2.82		(11.00)

Total from Investment Operations	0.22		1.67		(1.14)	1.52		3.09		(10.34)

Less Distributions:
From investment income	(0.19)		(0.41)		(0.49)	(0.51)		(3.24)		(0.12)
From capital gains	—		—		—	—		—		(0.31)

Total Distributions	(0.19)		(0.41)		(0.49)	(0.51)		(3.24)		(0.43)

Net Increase/(Decrease) in Net Asset Value	0.03		1.26		(1.63)	1.01		(0.15)		(10.77)

Net Asset Value, End of Period	$9.15		$9.12		$7.86	$9.49		$8.48		$8.63

Total Return	2.43	%(d)	21.54%		(12.45)%	17.97%		35.88%		(53.22)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$104,544		$48,875		$3,170	$4,100		$4,954		$12,494
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.25	%(e)	7.01%		5.26%	2.31%		2.97%		2.32%
Operating expenses including reimbursement/waiver	1.34	%(e)	1.36	%(f)	1.49%	1.51	%(g)	1.34%		1.30	%(h)
Operating expenses excluding reimbursement/waiver	1.47	%(e)	1.69%		2.81%	3.92%		1.81%		1.70%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.22	%(e)	n/a		n/a	n/a		n/a		n/a
Operating expenses including reimbursement/waiver	1.37	%(e)	n/a		n/a	n/a		n/a		n/a
Operating expenses excluding reimbursement/waiver	1.49	%(e)	n/a		n/a	n/a		n/a		n/a
Portfolio Turnover Rate	55	%(d)	92%		93%	113%		73%		94%

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 1.49% to 1.34%.

(g) Effective May 1, 2010, the net expense limitation changed from 1.34% to 1.60%. Effective December 1, 2010, the net expense limitation changed from 1.60% to 1.49%.

(h) Effective May 1, 2008, the net expense limitation changed from 1.24% to 1.34%.

June 30, 2013	140	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Institutional Class
	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010(a)		Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$7.70		$6.70		$8.12	$7.23		$8.62		$19.41
Income/(Loss) from Operations:
Net investment income	0.21	(c)	0.57	(c)	0.44 (c)	0.21	(c)	0.29	(b)(c)	0.43
Net realized and unrealized gain/(loss) on investments	(0.01)		0.86		(1.37)	1.11		2.79		(10.76)

Total from Investment Operations	0.20		1.43		(0.93)	1.32		3.08		(10.33)

Less Distributions:
From investment income	(0.20)		(0.43)		(0.49)	(0.43)		(4.47)		(0.15)
From capital gains	—		—		—	—		—		(0.31)

Total Distributions	(0.20)		(0.43)		(0.49)	(0.43)		(4.47)		(0.46)

Net Increase/(Decrease) in Net Asset Value	0.00		1.00		(1.42)	0.89		(1.39)		(10.79)

Net Asset Value, End of Period	$7.70		$7.70		$6.70	$8.12		$7.23		$8.62

Total Return	2.54	%(d)	21.90%		(12.01)%	18.30%		35.84%		(53.12)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$89,344		$82,719		$5,705	$1,721		$283		$13,036
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.39	%(e)	7.78%		5.88%	2.86%		3.12%		2.82%
Operating expenses including reimbursement/waiver	0.99	%(e)	1.01	%(f)	1.14%	1.16	%(g)	0.99%		0.99%
Operating expenses excluding reimbursement/waiver	1.11	%(e)	1.33%		2.45%	3.54%		1.39%		1.42%
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.36	%(e)	n/a		n/a	n/a		n/a		n/a
Operating expenses including reimbursement/waiver	1.02	%(e)	n/a		n/a	n/a		n/a		n/a
Operating expenses excluding reimbursement/waiver	1.14	%(e)	n/a		n/a	n/a		n/a		n/a
Portfolio Turnover Rate	55	%(d)	92%		93%	113%		73%		94%

(a) Prior to May 1, 2010, the Forward International Dividend Fund was known as the Forward International Equity Fund.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2012, the net expense limitation changed from 1.14% to 0.99%.

(g) Effective May 1, 2010, the net expense limitation changed from 0.99% to 1.25%. Effective December 1, 2010, the net expense limitation changed from 1.25% to 1.14%.

See Notes to Financial Statements	141	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Class A
	Period Ended June 30, 2013(a)
Net Asset Value, Beginning of Period	$9.95
Income/(Loss) from Operations:
Net investment income(b)	0.09
Net realized and unrealized loss on investments	(0.81)

Total from Investment Operations	(0.72)

Less Distributions:
From investment income	(0.08)

Total Distributions	(0.08)

Net Decrease in Net Asset Value	(0.80)

Net Asset Value, End of Period	$9.15

Total Return(c)	(7.27	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,654
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.48	%(e)
Operating expenses including reimbursement/waiver	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.60	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.46	%(e)
Operating expenses including reimbursement/waiver	1.52	%(e)
Operating expenses excluding reimbursement/waiver	1.63	%(e)
Portfolio Turnover Rate	55	%(d)(f)

(a) The Fund began offering Class A shares on May 1, 2013.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the fund level and represents the six months ended June 30, 2013.

June 30, 2013	142	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Period Ended December 31, 2012(a)
Net Asset Value, Beginning of Period	$9.11		$8.31
Income/(Loss) from Operations:
Net investment income(b)	0.23		0.21
Net realized and unrealized gain/(loss) on investments	(0.05)		0.83

Total from Investment Operations	0.18		1.04

Less Distributions:
From investment income	(0.16)		(0.24)

Total Distributions	(0.16)		(0.24)

Net Increase in Net Asset Value	0.02		0.80

Net Asset Value, End of Period	$9.13		$9.11

Total Return(c)	2.06	%(d)	12.56	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,250		$879
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.98	%(e)	5.90	%(e)
Operating expenses including reimbursement/waiver	1.94	%(e)	1.94	%(e)
Operating expenses excluding reimbursement/waiver	2.07	%(e)	2.30	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	4.96	%(e)	n/a
Operating expenses including reimbursement/waiver	1.97	%(e)	n/a
Operating expenses excluding reimbursement/waiver	2.10	%(e)	n/a
Portfolio Turnover Rate	55	%(d)	92	%(f)

(a) The Fund began offering Class C shares on July 31, 2012.

(b) Per share amounts are based upon average shares outstanding.

(c) Total Return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2012.

See Notes to Financial Statements	143	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Dividend Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$7.70		$6.70		$8.56
Income/(Loss) from Operations:
Net investment income(c)	0.22		0.61		0.25
Net realized and unrealized gain/(loss) on investments	(0.02)		0.82		(1.64)

Total from Investment Operations	0.20		1.43		(1.39)

Less Distributions:
From investment income	(0.20)		(0.43)		(0.47)

Total Distributions	(0.20)		(0.43)		(0.47)

Net Increase/(Decrease) in Net Asset Value	0.00		1.00		(1.86)

Net Asset Value, End of Period	$7.70		$7.70		$6.70

Total Return	2.53	%(d)	21.90%		(16.68	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$38,371		$19,269		$22
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.65	%(e)	8.25%		5.48	%(e)
Operating expenses including reimbursement/waiver	1.01	%(e)(f)	0.99	%(g)	1.14	%(e)
Operating expenses excluding reimbursement/waiver	1.14	%(e)	1.32%		2.50	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.62	%(e)	n/a		n/a
Operating expenses including reimbursement/waiver	1.04	%(e)(f)	n/a		n/a
Operating expenses excluding reimbursement/waiver	1.16	%(e)	n/a		n/a
Portfolio Turnover Rate	55	%(d)	92%		93	%(h)

(a) Prior to May 1, 2013, the Forward International Dividend Fund Advisor Class was known as the Forward International Dividend Fund Class M.

(b) The Fund began offering Advisor Class Shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 0.99% to 1.04%.

(g) Effective May 1, 2012, the net expense limitation changed from 1.14% to 0.99%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2013	144	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$13.85		$11.57		$14.54	$12.15	$9.51	$18.04
Income/(Loss) from Operations:
Net investment income	0.07	(a)	0.08	(a)	0.09 (a)	0.10	0.12	0.15
Net realized and unrealized gain/(loss) on investments	0.71		2.43		(2.93)	2.41	2.63	(8.56)

Total from Investment Operations	0.78		2.51		(2.84)	2.51	2.75	(8.41)

Less Distributions:
From investment income	—		(0.23)		(0.13)	(0.12)	(0.11)	(0.12)

Total Distributions	—		(0.23)		(0.13)	(0.12)	(0.11)	(0.12)

Net Increase/(Decrease) in Net Asset Value	0.78		2.28		(2.97)	2.39	2.64	(8.53)

Net Asset Value, End of Period	$14.63		$13.85		$11.57	$14.54	$12.15	$9.51

Total Return	5.63	%(b)	21.70%		(19.49)%	20.69%	28.89%	(46.60)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$35,515		$37,843		$51,814	$95,936	$101,110	$108,661
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver/repayment of previously waived fees	0.89	%(c)	0.66%		0.65%	0.60%	0.72%	0.91%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.73	%(c)	1.70	%(d)	1.62%	1.64%	1.62%	1.58	%(e)
Operating expenses excluding reimbursement/waiver	n/a		n/a		n/a	n/a	n/a	1.61%
Portfolio Turnover Rate	53	%(b)	109%		79%	82%	114%	95%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Affiliated management fee waiver represents less than 0.005%.

(e) Effective February 1, 2008, the Advisor agreed not to limit the expenses.

See Notes to Financial Statements	145	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$13.84		$11.57		$14.55	$12.16	$9.52	$18.10
Income/(Loss) from Operations:
Net investment income	0.10	(a)	0.15	(a)	0.13 (a)	0.12	0.12	0.18
Net realized and unrealized gain/(loss) on investments	0.70		2.40		(2.92)	2.44	2.68	(8.58)

Total from Investment Operations	0.80		2.55		(2.79)	2.56	2.80	(8.40)

Less Distributions:
From investment income	—		(0.28)		(0.19)	(0.17)	(0.16)	(0.18)

Total Distributions	—		(0.28)		(0.19)	(0.17)	(0.16)	(0.18)

Net Increase/(Decrease) in Net Asset Value	0.80		2.27		(2.98)	2.39	2.64	(8.58)

Net Asset Value, End of Period	$14.64		$13.84		$11.57	$14.55	$12.16	$9.52

Total Return	5.78	%(b)	22.03%		(19.18)%	21.10%	29.37%	(46.42)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$133,348		$107,578		$280,888	$436,307	$431,875	$329,966
Ratios to Average Net Assets:
Net Investment income including reimbursement/waiver/repayment of previously waived fees	1.39	%(c)	1.14%		0.94%	0.94%	1.10%	1.26%
Operating expenses including reimbursement/waiver/repayment of previously waived fees	1.38	%(c)	1.34	%(d)	1.27%	1.27%	1.25%	1.23	%(e)
Operating expenses excluding reimbursement/waiver	n/a		n/a		n/a	n/a	n/a	1.26%
Portfolio Turnover Rate	53	%(b)	109%		79%	82%	114%	95%

(a) Per share amounts are based upon average shares outstanding.

(b) Not Annualized.

(c) Annualized.

(d) Affiliated management fee waiver represents less than 0.005%.

(e) Effective February 1, 2008, the Advisor agreed not to limit the expenses.

June 30, 2013	146	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Small Companies Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Year Ended December 31, 2011	Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$13.84		$11.57		$14.55	$12.04
Income/(Loss) from Operations:
Net investment income	0.09	(c)	0.17	(c)	0.15 (c)	0.13
Net realized and unrealized gain/(loss) on investments	0.71		2.38		(2.94)	2.55

Total from Investment Operations	0.80		2.55		(2.79)	2.68

Less Distributions:
From investment income	—		(0.28)		(0.19)	(0.17)

Total Distributions	—		(0.28)		(0.19)	(0.17)

Net Increase/(Decrease) in Net Asset Value	0.80		2.27		(2.98)	2.51

Net Asset Value, End of Period	$14.64		$13.84		$11.57	$14.55

Total Return	5.85	%(d)	22.08%		(19.18)%	22.30	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,625		$9,698		$59	$72
Ratios to Average Net Assets:
Net investment income	1.22	%(e)	1.32%		1.09%	1.19	%(e)
Operating expenses	1.38	%(e)	1.37	%(f)	1.27%	1.29	%(e)
Portfolio Turnover Rate	53	%(d)	109%		79%	82	%(g)

(a) Prior to May 1, 2013, the Forward International Small Companies Fund Advisor Class was known as the Forward International Small Companies Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Affiliated management fee waiver represents less than 0.005%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

See Notes to Financial Statements	147	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$23.70		$19.50	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.70		1.23	0.58
Net realized and unrealized gain/(loss) on investments	(0.89)		4.07	(5.52)

Total from Investment Operations	(0.19)		5.30	(4.94)

Less Distributions:
From investment income	(0.58)		(1.09)	(0.56)
Tax return of capital	—		(0.01)	(0.00	)(c)

Total Distributions	(0.58)		(1.10)	(0.56)

Net Increase/(Decrease) in Net Asset Value	(0.77)		4.20	(5.50)

Net Asset Value, End of Period	$22.93		$23.70	$19.50

Total Return	(0.86	)%(d)	27.81%	(19.87	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$19,012		$13,591	$1,026
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.78	%(e)	5.58%	4.12	%(e)
Operating expenses including reimbursement/waiver	1.77	%(e)(f)	1.79%	1.79	%(e)
Operating expenses excluding reimbursement/waiver	2.04	%(e)	2.52%	2.96	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.69	%(e)	5.52%	4.12	%(e)
Operating expenses including reimbursement/waiver	1.86	%(e)(f)	1.85%	1.79	%(e)
Operating expenses excluding reimbursement/waiver	2.13	%(e)	2.59%	2.96	%(e)
Portfolio Turnover Rate	79	%(d)	103%	147	%(d)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 1.79% to 1.74%.

June 30, 2013	148	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$23.68		$19.48	$24.37
Income/(Loss) from Operations:
Net investment income(b)	0.55		1.43	0.76
Net realized and unrealized gain/(loss) on investments	(0.68)		3.97	(5.03)

Total from Investment Operations	(0.13)		5.40	(4.27)

Less Distributions:
From investment income	(0.62)		(1.19)	(0.62)
Tax return of capital	—		(0.01)	(0.00	)(c)

Total Distributions	(0.62)		(1.20)	(0.62)

Net Increase/(Decrease) in Net Asset Value	(0.75)		4.20	(4.89)

Net Asset Value, End of Period	$22.93		$23.68	$19.48

Total Return	(0.71	)%(d)	28.38%	(17.60	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$20,927		$32,070	$4,244
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.58	%(e)	6.45%	5.23	%(e)
Operating expenses including reimbursement/waiver	1.39	%(e)	1.39%	1.39	%(e)
Operating expenses excluding reimbursement/waiver	1.63	%(e)	1.99%	2.19	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	4.50	%(e)	6.38%	5.23	%(e)
Operating expenses including reimbursement/waiver	1.48	%(e)	1.45%	1.39	%(e)
Operating expenses excluding reimbursement/waiver	1.72	%(e)	2.05%	2.19	%(e)
Portfolio Turnover Rate	79	%(d)	103%	147	%(f)

(a) The Fund began offering Institutional Class shares on May 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the period of May 2, 2011 (inception) through December 31, 2011.

See Notes to Financial Statements	149	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$23.69		$19.49	$25.00
Income/(Loss) from Operations:
Net investment income(b)	0.59		1.18	0.53
Net realized and unrealized gain/(loss) on investments	(0.85)		4.00	(5.57)

Total from Investment Operations	(0.26)		5.18	(5.04)

Less Distributions:
From investment income	(0.52)		(0.97)	(0.47)
Tax return of capital	—		(0.01)	(0.00	)(c)

Total Distributions	(0.52)		(0.98)	(0.47)

Net Increase/(Decrease) in Net Asset Value	(0.78)		4.20	(5.51)

Net Asset Value, End of Period	$22.91		$23.69	$19.49

Total Return(d)	(1.21	)%(e)	27.14%	(20.20	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,423		$709	$526
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	4.91	%(f)	5.43%	3.72	%(f)
Operating expenses including reimbursement/waiver	2.37	%(f)(g)	2.39%	2.39	%(f)
Operating expenses excluding reimbursement/waiver	2.66	%(f)	3.42%	3.42	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	4.82	%(f)	5.36%	3.72	%(f)
Operating expenses including reimbursement/waiver	2.46	%(f)(g)	2.45%	2.39	%(f)
Operating expenses excluding reimbursement/waiver	2.75	%(f)	3.48%	3.42	%(f)
Portfolio Turnover Rate	79	%(e)	103%	147	%(e)

(a) The Fund began offering Class C shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the net expense limitation changed from 2.39% to 2.34%.

June 30, 2013	150	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select EM Dividend Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$23.69		$19.48	$25.00
Income/(Loss) from Operations:
Net investment income(c)	0.65		1.40	0.66
Net realized and unrealized gain/(loss) on investments	(0.80)		4.01	(5.56)

Total from Investment Operations	(0.15)		5.41	(4.90)

Less Distributions:
From investment income	(0.62)		(1.19)	(0.62)
Tax return of capital	—		(0.01)	(0.00	)(d)

Total Distributions	(0.62)		(1.20)	(0.62)

Net Increase/(Decrease) in Net Asset Value	(0.77)		4.21	(5.52)

Net Asset Value, End of Period	$22.92		$23.69	$19.48

Total Return	(0.71	)%(e)	28.41%	(19.66	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,124		$1,214	$610
Ratios to Average Net Assets (excluding interest expense):
Net investment income including reimbursement/waiver	5.42	%(f)	6.43%	4.60	%(f)
Operating expenses including reimbursement/waiver	1.39	%(f)(g)	1.39%	1.39	%(f)
Operating expenses excluding reimbursement/waiver	1.68	%(f)	2.41%	2.47	%(f)
Ratios to Average Net Assets (including interest expense):
Net investment income including reimbursement/waiver	5.34	%(f)	6.37%	4.60	%(f)
Operating expenses including reimbursement/waiver	1.48	%(f)(g)	1.45%	1.39	%(f)
Operating expenses excluding reimbursement/waiver	1.77	%(f)	2.47%	2.47	%(f)
Portfolio Turnover Rate	79	%(e)	103%	147	%(e)

(a) Prior to May 1, 2013, the Forward Select EM Dividend Fund Advisor Class was known as the Forward Select EM Dividend Fund Class M.

(b) The Fund began offering Advisor Class Shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.44%.

See Notes to Financial Statements	151	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$15.98		$14.40		$16.71		$14.45	$11.98	$19.71
Income/(Loss) from Operations:
Net investment loss	(0.07	)(b)	(0.04	)(b)	(0.14	)(b)	(0.41)	(0.17)	(0.11)
Net realized and unrealized gain/(loss) on investments	3.25		1.62		(2.17)		2.67	2.64	(7.58)

Total from Investment Operations	3.18		1.58		(2.31)		2.26	2.47	(7.69)

Less Distributions:
From investment income	—		—		—		—	—	(0.04)

Total Distributions	—		—		—		—	—	(0.04)

Net Increase/(Decrease) in Net Asset Value	3.18		1.58		(2.31)		2.26	2.47	(7.73)

Net Asset Value, End of Period	$19.16		$15.98		$14.40		$16.71	$14.45	$11.98

Total Return	19.90	%(c)	10.97%		(13.82)%		15.64%	20.62%	(39.02)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$24,845		$23,374		$29,976		$110,293	$194,146	$202,874
Ratios to Average Net Assets:
Net Investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(0.78	)%(d)	(0.27)%		(0.88)%		(1.13)%	(1.05)%	(0.60)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.41	%(d)(e)(f)	1.35	%(e)(g)	1.34	%(h)	1.69%	1.70%	1.65%
Operating expenses excluding reimbursement/waiver	1.76	%(d)	1.65%		1.60%		n/a	n/a	n/a
Portfolio Turnover Rate	66	%(c)	136%		234%		162%	203%	313%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Affiliated management fee waiver represents less than 0.005%.

(f) Effective May 1, 2013, the net expense limitation changed from 1.39% to 1.44%.

(g) Effective May 1, 2012, the net expense limitation changed from 1.29% to 1.39%.

(h) Effective February 1, 2011, the Advisor agreed to limit expenses at 1.29%.

June 30, 2013	152	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009	Year Ended December 31, 2008(a)
Net Asset Value, Beginning of Period	$16.77		$15.07		$17.37		$14.98	$12.37	$20.27
Income/(Loss) from Operations:
Net investment loss	(0.04	)(b)	(0.02	)(b)	(0.11	)(b)	(0.11)	(0.12)	(0.07)
Net realized and unrealized gain/(loss) on investments	3.40		1.72		(2.19)		2.50	2.73	(7.79)

Total from Investment Operations	3.36		1.70		(2.30)		2.39	2.61	(7.86)

Less Distributions:
From investment income	—		—		—		—	—	(0.04)

Total Distributions	—		—		—		—	—	(0.04)

Net Increase/(Decrease) in Net Asset Value	3.36		1.70		(2.30)		2.39	2.61	(7.90)

Net Asset Value, End of Period	$20.13		$16.77		$15.07		$17.37	$14.98	$12.37

Total Return	19.96	%(c)	11.35%		(13.24)%		15.96%	21.10%	(38.78)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,244		$7,397		$17,812		$229,643	$221,890	$141,442
Ratios to Average Net Assets:
Net Investment loss including reimbursement/waiver/recoupment of past waived fees by advisor	(0.48	)%(d)	(0.11)%		(0.62)%		(0.82)%	(0.72)%	(0.25)%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.11	%(d)(e)(f)	1.04	%(e)(g)	1.03	%(h)	1.38%	1.36%	1.30%
Operating expenses excluding reimbursement/waiver	1.45	%(d)	1.35%		1.32%		n/a	n/a	n/a
Portfolio Turnover Rate	66	%(c)	136%		234%		162%	203%	313%

(a) Prior to May 1, 2008, the Forward Small Cap Equity Fund was known as the Forward Hoover Small Cap Equity Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Affiliated management fee waiver represents less than 0.005%.

(f) Effective May 1, 2013, the net expense limitation changed from 1.09% to 1.14%.

(g) Effective May 1, 2012, the net expense limitation changed from 0.99% to 1.09%.

(h) Effective February 1, 2011, the Advisor agreed to limit expenses at 0.99%.

See Notes to Financial Statements	153	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Small Cap Equity Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$16.70		$15.01		$17.37		$14.30
Income/(Loss) from Operations:
Net investment income/(loss)	(0.05	)(c)	0.03	(c)	(0.09	)(c)	(0.07)
Net realized and unrealized gain/(loss) on investments	3.40		1.66		(2.27)		3.14

Total from Investment Operations	3.35		1.69		(2.36)		3.07

Net Increase/(Decrease) in Net Asset Value	3.35		1.69		(2.36)		3.07

Net Asset Value, End of Period	$20.05		$16.70		$15.01		$17.37

Total Return	19.99	%(d)	11.33%		(13.59)%		21.47	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,037		$2,685		$154		$103
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.50	)%(e)	0.21%		(0.57)%		(0.80	)%(e)
Operating expenses including reimbursement/waiver	1.12	%(e)(f)(g)	1.05	%(f)(h)	1.03	%(i)	1.41	%(e)
Operating expenses excluding reimbursement/waiver	1.48	%(e)	1.36%		1.15%		n/a
Portfolio Turnover Rate	66	%(d)	136%		234%		162	%(j)

(a) Prior to May 1, 2013, the Forward Small Cap Equity Fund Advisor Class was known as the Forward Small Cap Equity Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Affiliated management fee waiver represents less than 0.005%.

(g) Effective May 1, 2013, the net expense limitation changed from 1.09% to 1.19%.

(h) Effective May 1, 2012, the net expense limitation changed from 0.99% to 1.09%.

(i) Effective February 1, 2011, the Advisor agreed to limit expenses at 0.99%.

(j) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2013	154	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011 (a)
Net Asset Value, Beginning of Period	$25.72		$24.04		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.23)		(0.36)		(0.66)
Net realized and unrealized gain/(loss) on investments	0.57		3.33		(0.25)

Total from Investment Operations	0.34		2.97		(0.91)

Less Distributions:
From capital gains	—		(1.29)		(0.05)

Total Distributions	—		(1.29)		(0.05)

Net Increase/(Decrease) in Net Asset Value	0.34		1.68		(0.96)

Net Asset Value, End of Period	$26.06		$25.72		$24.04

Total Return	1.32	%(c)	12.45%		(3.65)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$22,708		$16,949		$12,098
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.74	)%(d)	(1.41)%		(2.69)%
Operating expenses including reimbursement/waiver	1.82	%(d)	2.25	%(e)	2.71	%(f)
Operating expenses excluding reimbursement/waiver	1.85	%(d)	2.46%		2.91%
Portfolio Turnover Rate	2,959	%(c)	6,025%		0%

(a) The Fund began offering Investor Class shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective November 1, 2012, the net expense limitation changed from 2.34% to 1.84%.

(f) Effective October 1, 2011, the net expense limitation changed from 2.84% to 2.34%.

See Notes to Financial Statements	155	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$25.83		$24.12		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.18)		(0.23)		(0.57)
Net realized and unrealized gain/(loss) on investments	0.57		3.30		(0.26)

Total from Investment Operations	0.39		3.07		(0.83)

Less Distributions:
From capital gains	—		(1.36)		(0.05)

Total Distributions	—		(1.36)		(0.05)

Net Increase/(Decrease) in Net Asset Value	0.39		1.71		(0.88)

Net Asset Value, End of Period	$26.22		$25.83		$24.12

Total Return	1.51	%(c)	12.79%		(3.29)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$33,751		$17,804		$11,816
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.38	)%(d)	(0.89)%		(2.33)%
Operating expenses including reimbursement/waiver	1.47	%(d)	1.88	%(e)	2.36	%(f)
Operating expenses excluding reimbursement/waiver	1.50	%(d)	2.11%		2.71%
Portfolio Turnover Rate	2,959	%(c)	6,025%		0%

(a) The Fund began offering Institutional Class shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective November 1, 2012, the net expense limitation changed from 1.99% to 1.49%.

(f) Effective October 1, 2011, the net expense limitation changed from 2.49% to 1.99%.

June 30, 2013	156	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$25.66		$23.98		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.25)		(0.41)		(0.69)
Net realized and unrealized gain/(loss) on investments	0.57		3.34		(0.28)

Total from Investment Operations	0.32		2.93		(0.97)

Less Distributions:
From capital gains	—		(1.25)		(0.05)

Total Distributions	—		(1.25)		(0.05)

Net Increase/(Decrease) in Net Asset Value	0.32		1.68		(1.02)

Net Asset Value, End of Period	$25.98		$25.66		$23.98

Total Return(c)	1.25	%(d)	12.31%		(3.90)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,903		$3,602		$2,578
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.89	)%(e)	(1.61)%		(2.83)%
Operating expenses including reimbursement/waiver	1.97	%(e)	2.40	%(f)	2.86	%(g)
Operating expenses excluding reimbursement/waiver	2.00	%(e)	2.61%		3.10%
Portfolio Turnover Rate	2,959	%(d)	6,025%		0%

(a) The Fund began offering Class A shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective November 1, 2012, the net expense limitation changed from 2.49% to 1.99%.

(g) Effective October 1, 2011, the net expense limitation changed from 2.99% to 2.49%.

See Notes to Financial Statements	157	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$25.51		$23.88		$25.00
Income/(Loss) from Operations:
Net investment loss(b)	(0.30)		(0.51)		(0.81)
Net realized and unrealized gain/(loss) on investments	0.56		3.30		(0.26)

Total from Investment Operations	0.26		2.79		(1.07)

Less Distributions:
From capital gains	—		(1.16)		(0.05)

Total Distributions	—		(1.16)		(0.05)

Net Increase/(Decrease) in Net Asset Value	0.26		1.63		(1.12)

Net Asset Value, End of Period	$25.77		$25.51		$23.88

Total Return(c)	1.02	%(d)	11.77%		(4.29)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,286		$3,247		$2,163
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(2.34	)%(e)	(2.00)%		(3.29)%
Operating expenses including reimbursement/waiver	2.42	%(e)	2.84	%(f)	3.31	%(g)
Operating expenses excluding reimbursement/waiver	2.45	%(e)	3.06%		3.53%
Portfolio Turnover Rate	2,959	%(d)	6,025%		0%

(a) The Fund began offering Class C shares on January 3, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective November 1, 2012, the net expense limitation changed from 2.94% to 2.44%.

(g) Effective October 1, 2011, the next expense limitation change from 3.44% to 2.94%.

June 30, 2013	158	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Enhanced Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$25.79		$24.12		$25.56
Income/(Loss) from Operations:
Net investment loss(c)	(0.18)		(0.02)		(0.40)
Net realized and unrealized gain/(loss) on investments	0.58		3.09		(0.99)

Total from Investment Operations	0.40		3.07		(1.39)

Less Distributions:
From capital gains	—		(1.40)		(0.05)

Total Distributions	—		(1.40)		(0.05)

Net Increase/(Decrease) in Net Asset Value	0.40		1.67		(1.44)

Net Asset Value, End of Period	$26.19		$25.79		$24.12

Total Return	1.55	%(d)	12.78%		(5.41	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,812		$91		$84
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.41	)%(e)	(0.09)%		(2.28	)%(e)
Operating expenses including reimbursement/waiver	1.49	%(e)(f)	1.79	%(g)	2.31	%(e)(h)
Operating expenses excluding reimbursement/waiver	1.54	%(e)	1.98%		2.38	%(e)
Portfolio Turnover Rate	2,959	%(d)	6,025%		0	%(i)

(a) Prior to May 1, 2013, the Forward Tactical Enhanced Fund Advisor Class was known as the Forward Tactical Enhanced Fund Class M.

(b) The Fund began offering Advisor Class shares on April 15, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 1.49% to 1.54%.

(g) Effective November 1, 2012, the net expense limitation changed from 1.99% to 1.49%.

(g) Effective October 1, 2011, the net expense limitation changed from 2.49% to 1.99%.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	159	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net Asset Value, Beginning of Period	$25.06		$24.73		$26.26		$25.69	$25.00
Income/(Loss) from Operations:
Net investment loss	(0.22	)(b)	(0.39	)(b)	(0.38	)(b)	(0.24)	(0.05)
Net realized and unrealized gain/(loss) on investments	1.56		1.57		(1.02)		0.81	0.74

Total from Investment Operations	1.34		1.18		(1.40)		0.57	0.69

Less Distributions:
From capital gains	—		(0.85)		(0.13)		—	—

Total Distributions	—		(0.85)		(0.13)		—	—

Net Increase/(Decrease) in Net Asset Value	1.34		0.33		(1.53)		0.57	0.69

Net Asset Value, End of Period	$26.40		$25.06		$24.73		$26.26	$25.69

Total Return	5.35	%(c)	4.81%		(5.36)%		2.22%	2.76	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$159,706		$187,066		$251,617		$313,875	$133,848
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.66	)%(d)	(1.49)%		(1.44)%		(1.05)%	(1.28	)%(d)
Operating expenses including reimbursement/waiver	1.74	%(d)	1.72%		1.80	%(e)	1.80%	1.82	%(d)
Operating expenses excluding reimbursement/waiver	1.74	%(d)	1.72%		1.80%		1.80%	1.82	%(d)
Portfolio Turnover Rate	1,480	%(c)	574%		387%		762%	758	%(c)

(a) The Fund began offering Investor Class shares on September 14, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2011, the Advisor agreed not to limit expenses.

June 30, 2013	160	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net Asset Value, Beginning of Period	$25.34		$24.91		$26.37		$25.71	$25.00
Income/(Loss) from Operations:
Net investment loss	(0.17	)(b)	(0.30	)(b)	(0.30	)(b)	(0.17)	(0.01)
Net realized and unrealized gain/(loss) on investments	1.57		1.58		(1.03)		0.83	0.72

Total from Investment Operations	1.40		1.28		(1.33)		0.66	0.71

Less Distributions:
From capital gains	—		(0.85)		(0.13)		—	—

Total Distributions	—		(0.85)		(0.13)		—	—

Net Increase/(Decrease) in Net Asset Value	1.40		0.43		(1.46)		0.66	0.71

Net Asset Value, End of Period	$26.74		$25.34		$24.91		$26.37	$25.71

Total Return	5.52	%(c)	5.14%		(5.04)%		2.57%	2.84	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$61,988		$61,602		$70,110		$151,485	$64,399
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.31	)%(d)	(1.14)%		(1.14)%		(0.70)%	(0.36	)%(d)
Operating expenses including reimbursement/waiver	1.39	%(d)	1.38%		1.45	%(e)	1.44%	1.50	%(d)
Operating expenses excluding reimbursement/waiver	1.39	%(d)	1.38%		1.45%		1.44%	1.53	%(d)
Portfolio Turnover Rate	1,480	%(c)	574%		387%		762%	758	%(c)

(a) The Fund began offering Institutional Class shares on September 14, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective May 1, 2011, the Advisor agreed not to limit expenses.

See Notes to Financial Statements	161	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010(a)
Net Asset Value, Beginning of Period	$24.92		$24.62		$26.19		$26.19
Income/(Loss) from Operations:
Net investment loss	(0.23	)(b)	(0.43	)(b)	(0.41	)(b)	(0.10)
Net realized and unrealized gain/(loss) on investments	1.54		1.58		(1.03)		0.10

Total from Investment Operations	1.31		1.15		(1.44)		0.00

Less Distributions:
From capital gains	—		(0.85)		(0.13)		—

Total Distributions	—		(0.85)		(0.13)		—

Net Increase/(Decrease) in Net Asset Value	1.31		0.30		(1.57)		0.00

Net Asset Value, End of Period	$26.23		$24.92		$24.62		$26.19

Total Return(c)	5.26	%(d)	4.67%		(5.49)%		0.00	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$103,323		$112,734		$161,901		$74,910
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.81	)%(e)	(1.65)%		(1.58)%		(0.99	)%(e)
Operating expenses including reimbursement/waiver	1.89	%(e)	1.88%		1.94	%(f)	2.00	%(e)
Operating expenses excluding reimbursement/waiver	1.89	%(e)	1.88%		1.94%		2.00	%(e)
Portfolio Turnover Rate	1,480	%(d)	574%		387%		762	%(g)

(a) The Fund began offering Class A shares on March 12, 2010.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2011, the Advisor agreed not to limit expenses.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2013	162	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net Asset Value, Beginning of Period	$24.55		$24.39		$26.06		$25.65	$25.00
Income/(Loss) from Operations:
Net investment loss	(0.29	)(b)	(0.53	)(b)	(0.53	)(b)	(0.22)	(0.06)
Net realized and unrealized gain/(loss) on investments	1.53		1.54		(1.01)		0.63	0.71

Total from Investment Operations	1.24		1.01		(1.54)		0.41	0.65

Less Distributions:
From capital gains	—		(0.85)		(0.13)		—	—

Total Distributions	—		(0.85)		(0.13)		—	—

Net Increase/(Decrease) in Net Asset Value	1.24		0.16		(1.67)		0.41	0.65

Net Asset Value, End of Period	$25.79		$24.55		$24.39		$26.06	$25.65

Total Return(c)	5.05	%(d)	4.14%		(5.90)%		1.60%	2.60	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$94,629		$115,442		$139,604		$119,659	$23,250
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(2.26	)%(e)	(2.09)%		(2.04)%		(1.57)%	(1.71	)%(e)
Operating expenses including reimbursement/waiver	2.34	%(e)	2.32%		2.39	%(f)	2.41%	2.43	%(e)
Operating expenses excluding reimbursement/waiver	2.34	%(e)	2.32%		2.39%		2.41%	2.44	%(e)
Portfolio Turnover Rate	1,480	%(d)	574%		387%		762%	758	%(d)

(a) The Fund began offering Class C shares on September 14, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2011, the Advisor agreed not to limit expenses.

See Notes to Financial Statements	163	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Tactical Growth Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Year Ended December 31, 2011		Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$25.35		$24.92		$26.37		$25.58
Income/(Loss) from Operations:
Net investment loss	(0.17	)(c)	(0.29	)(c)	(0.28	)(c)	(0.07)
Net realized and unrealized gain/(loss) on investments	1.57		1.57		(1.04)		0.86

Total from Investment Operations	1.40		1.28		(1.32)		0.79

Less Distributions:
From capital gains	—		(0.85)		(0.13)		—

Total Distributions	—		(0.85)		(0.13)		—

Net Increase/(Decrease) in Net Asset Value	1.40		0.43		(1.45)		0.79

Net Asset Value, End of Period	$26.75		$25.35		$24.92		$26.37

Total Return	5.52	%(d)	5.13%		(5.00)%		3.09	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$466,351		$447,928		$288,948		$197,655
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.33	)%(e)	(1.11)%		(1.08)%		(0.57	)%(e)
Operating expenses including reimbursement/waiver	1.41	%(e)	1.37%		1.44	%(f)	1.49	%(e)
Operating expenses excluding reimbursement/waiver	1.41	%(e)	1.37%		1.44%		1.49	%(e)
Portfolio Turnover Rate	1,480	%(d)	574%		387%		762	%(g)

(a) Prior to May 1, 2013, the Forward Tactical Growth Fund Advisor Class was known as the Forward Tactical Growth Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2011, the Advisor agreed not to limit expenses.

(g) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2010.

June 30, 2013	164	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$20.21		$27.02		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.11)		(0.23)		(0.20)
Net realized and unrealized gain/(loss) on investments	2.10		(6.58)		2.61

Total from Investment Operations	1.99		(6.81)		2.41

Less Distributions:
From investment income	—		—		(0.39)
Tax return of capital	—		—		(0.00	)(d)

Total Distributions	—		—		(0.39)

Net Increase/(Decrease) in Net Asset Value	1.99		(6.81)		2.02

Net Asset Value, End of Period	$22.20		$20.21		$27.02

Total Return	9.85	%(e)	(25.20)%		9.66%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$24,125		$22,093		$48,141
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.05	)%(f)	(0.93)%		(0.74)%
Operating expenses including reimbursement/waiver	1.78	%(f)	1.70	%(g)	1.87%
Operating expenses excluding reimbursement/waiver	1.78	%(f)	1.70%		1.90%
Portfolio Turnover Rate	34	%(e)	90%		39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Investor Class shares on January 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the Advisor agreed not to limit expenses.

See Notes to Financial Statements	165	June 30, 2013

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$20.33		$27.06		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.07)		(0.14)		(0.12)
Net realized and unrealized gain/(loss) on investments	2.10		(6.59)		2.61

Total from Investment Operations	2.03		(6.73)		2.49

Less Distributions:
From investment income	—		—		(0.43)
Tax return of capital	—		—		(0.00	)(d)

Total Distributions	—		—		(0.43)

Net Increase/(Decrease) in Net Asset Value	2.03		(6.73)		2.06

Net Asset Value, End of Period	$22.36		$20.33		$27.06

Total Return	9.98	%(e)	(24.87)%		9.97%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$52,367		$49,467		$66,255
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.70	)%(f)	(0.57)%		(0.46)%
Operating expenses including reimbursement/waiver	1.43	%(f)	1.35	%(g)	1.52%
Operating expenses excluding reimbursement/waiver	1.43	%(f)	1.35%		1.55%
Portfolio Turnover Rate	34	%(e)	90%		39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Institutional Class shares on January 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the Advisor agreed not to limit expenses.

June 30, 2013	166	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$20.04		$26.95		$28.49
Income/(Loss) from Operations:
Net investment loss(c)	(0.17)		(0.36)		(0.25)
Net realized and unrealized gain/(loss) on investments	2.08		(6.55)		(0.97)

Total from Investment Operations	1.91		(6.91)		(1.22)

Less Distributions:
From investment income	—		—		(0.32)
Tax return of capital	—		—		(0.00	)(d)

Total Distributions	—		—		(0.32)

Net Increase/(Decrease) in Net Asset Value	1.91		(6.91)		(1.54)

Net Asset Value, End of Period	$21.95		$20.04		$26.95

Total Return(e)	9.53	%(f)	(25.61)%		(4.32	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,864		$5,540		$5,180
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.64	)%(g)	(1.52)%		(1.40	)%(g)
Operating expenses including reimbursement/waiver	2.37	%(g)	2.31	%(h)	2.47	%(g)
Operating expenses excluding reimbursement/waiver	2.37	%(g)	2.31%		2.49	%(g)
Portfolio Turnover Rate	34	%(f)	90%		39	%(i)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Class C shares on May 4, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2012, the Advisor agreed not to limit expenses.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

See Notes to Financial Statements	167	June 30, 2013

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)(b)		Year Ended December 31, 2012(a)		Period Ended December 31, 2011(a)(c)
Net Asset Value, Beginning of Period	$20.27		$26.99		$26.66
Income/(Loss) from Operations:
Net investment loss(d)	(0.07)		(0.13)		(0.01)
Net realized and unrealized gain/(loss) on investments	2.10		(6.59)		0.70

Total from Investment Operations	2.03		(6.72)		0.69

Less Distributions:
From investment income	—		—		(0.36)
Tax return of capital	—		—		(0.00	)(e)

Total Distributions	—		—		(0.36)

Net Increase/(Decrease) in Net Asset Value	2.03		(6.72)		0.33

Net Asset Value, End of Period	$22.30		$20.27		$26.99

Total Return	10.01	%(f)	(25.12)%		2.91	%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$36,348		$34,297		$1,728
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.71	)%(g)	(0.56)%		(0.27	)%(g)
Operating expenses including reimbursement/waiver	1.44	%(g)	1.37	%(h)	1.52	%(g)
Operating expenses excluding reimbursement/waiver	1.44	%(g)	1.37%		3.19	%(g)
Portfolio Turnover Rate	34	%(f)	90%		39	%(i)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) Prior to May 1, 2013, the Forward Commodity Long/Short Strategy Fund Advisor Class was known as the Forward Commodity Long/Short Strategy Fund Class M.

(c) The Fund began offering Advisor Class shares on December 7, 2011.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

(h) Effective May 1, 2012, the Advisor agreed not to limit expenses.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2013	168	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Commodity Long/Short Strategy Fund

	Class Z
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012(a)		Year Ended December 31, 2011(a)(b)
Net Asset Value, Beginning of Period	$20.31		$27.03		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.07)		(0.14)		(0.02)
Net realized and unrealized gain/(loss) on investments	2.11		(6.58)		2.49

Total from Investment Operations	2.04		(6.72)		2.47

Less Distributions:
From investment income	—		—		(0.44)
Tax return of capital	—		—		(0.00	)(d)

Total Distributions	—		—		(0.44)

Net Increase/(Decrease) in Net Asset Value	2.04		(6.72)		2.03

Net Asset Value, End of Period	$22.35		$20.31		$27.03

Total Return	10.04	%(e)	(24.86)%		9.89%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,579		$5,756		$10,798
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(0.65	)%(f)	(0.56)%		(0.06)%
Operating expenses including reimbursement/waiver	1.38	%(f)	1.33	%(g)	1.44%
Operating expenses excluding reimbursement/waiver	1.38	%(f)	1.33%		1.45%
Portfolio Turnover Rate	34	%(e)	90%		39%

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fee.

(b) The Fund began offering Class Z shares on January 3, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2012, the Advisor agreed not to limit expenses.

See Notes to Financial Statements	169	June 30, 2013

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Managed Futures Strategy Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Period Ended December 31, 2012(a)(b)
Net Asset Value, Beginning of Period	$20.40		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.20)		(0.38)
Net realized and unrealized gain/(loss) on investments	0.71		(4.22)

Total from Investment Operations	0.51		(4.60)

Less Distributions:
From capital gains	—		(0.00	)(d)

Total Distributions	—		(0.00	)(d)

Net Increase/(Decrease) in Net Asset Value	0.51		(4.60)

Net Asset Value, End of Period	$20.91		$20.40

Total Return	2.90	%(e)	(18.71	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,130		$1,021
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.98	)%(f)	(1.81	)%(f)
Operating expenses including reimbursement/waiver	2.42	%(f)	2.53	%(f)
Operating expenses excluding reimbursement/waiver	2.82	%(f)	3.26	%(f)
Portfolio Turnover Rate	0	%(e)	6	%(e)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.

(b) The Fund began offering Investor Class on January 30, 2012.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

June 30, 2013	170	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Managed Futures Strategy Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Period Ended December 31, 2012(a)(b)
Net Asset Value, Beginning of Period	$20.47		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.17)		(0.31)
Net realized and unrealized gain/(loss) on investments	0.71		(4.22)

Total from Investment Operations	0.54		(4.53)

Less Distributions:
From capital gains	—		(0.00	)(d)

Total Distributions	—		(0.00	)(d)

Net Increase/(Decrease) in Net Asset Value	0.54		(4.53)

Net Asset Value, End of Period	$21.01		$20.47

Total Return	3.04	%(e)	(18.43	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$909		$885
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.63	)%(f)	(1.46	)%(f)
Operating expenses including reimbursement/waiver	2.07	%(f)	2.18	%(f)
Operating expenses excluding reimbursement/waiver	2.47	%(f)	2.91	%(f)
Portfolio Turnover Rate	0	%(e)	6	%(e)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.

(b) The Fund began offering Institutional Class on January 30, 2012.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	171	June 30, 2013

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Managed Futures Strategy Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)(a)		Period Ended December 31, 2012(a)(b)
Net Asset Value, Beginning of Period	$20.29		$25.00
Income/(Loss) from Operations:
Net investment loss(c)	(0.26)		(0.51)
Net realized and unrealized gain/(loss) on investments	0.71		(4.20)

Total from Investment Operations	0.45		(4.71)

Less Distributions:
From capital gains	—		(0.00	)(d)

Total Distributions	—		(0.00	)(d)

Net Increase/(Decrease) in Net Asset Value	0.45		(4.71)

Net Asset Value, End of Period	$20.74		$20.29

Total Return(e)	2.62	%(f)	(19.15	)%(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$992		$936
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(2.58	)%(g)	(2.41	)%(g)
Operating expenses including reimbursement/waiver	3.02	%(g)	3.13	%(g)
Operating expenses excluding reimbursement/waiver	3.42	%(g)	3.86	%(g)
Portfolio Turnover Rate	0	%(f)	6	%(f)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.

(b) The Fund began offering Class C on January 30, 2012.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2013	172	See Notes to Financial Statements

Consolidated Financial Highlights

For a share outstanding throughout the periods presented.

Forward Managed Futures Strategy Fund

	Class Z
	Six Months Ended June 30, 2013 (Unaudited)(a)		Period Ended December 31, 2012(a)(b)
Net Asset Value, Beginning of Period	$20.48		$25.25
Income/(Loss) from Operations:
Net investment loss(c)	(0.16)		(0.29)
Net realized and unrealized gain/(loss) on investments	0.71		(4.48)

Total from Investment Operations	0.55		(4.77)

Less Distributions:
From capital gains	—		(0.00	)(d)

Total Distributions	—		(0.00	)(d)

Net Increase/(Decrease) in Net Asset Value	0.55		(4.77)

Net Asset Value, End of Period	$21.03		$20.48

Total Return	3.09	%(e)	(19.20	)%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,782		$9,913
Ratios to Average Net Assets:
Net investment loss including reimbursement/waiver	(1.59	)%(f)	(1.39	)%(f)
Operating expenses including reimbursement/waiver	2.02	%(f)	2.13	%(f)
Operating expenses excluding reimbursement/waiver	2.42	%(f)	2.80	%(f)
Portfolio Turnover Rate	0	%(e)	6	%(e)

(a) Per share amounts and ratios to average net assets include income and expenses of the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned Cayman subsidiary, exclusive of the subsidiary’s management fees.

(b) The Fund began offering Class Z on January 31, 2012.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	173	June 30, 2013

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2013, the Trust has 32 registered funds. This annual report describes 14 funds offered by the Trust (each a “Fund” and, collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Credit Analysis Long/Short Fund (“Credit Analysis Long/Short Fund”), the Forward EM Corporate Debt Fund (“EM Corporate Debt Fund”), the Forward Emerging Markets Fund (“Emerging Markets Fund”), the Forward Endurance Long/Short Fund (“Endurance Long/Short Fund”), the Forward Global Credit Long/Short Fund (“Global Credit Long/Short Fund”), the Forward Global Dividend Fund (“Global Dividend Fund”) (prior to February 20, 2013, known as the Forward Large Cap Dividend Fund), the Forward International Dividend Fund (“International Dividend Fund”), the Forward International Small Companies Fund (“International Small Companies Fund”), the Forward Select EM Dividend Fund (“Select EM Dividend Fund”), the Forward Small Cap Equity Fund (“Small Cap Equity Fund”), the Forward Tactical Enhanced Fund (“Tactical Enhanced Fund”), the Forward Tactical Growth Fund (“Tactical Growth Fund”), the Forward Commodity Long/Short Strategy Fund (“Commodity Long/Short Strategy Fund”), and the Forward Managed Futures Strategy Fund (“Managed Futures Strategy Fund”).

The Credit Analysis Long/Short Fund seeks to maximize total return (capital appreciation and income) by investing primarily in a portfolio of municipal bonds, corporate bonds, notes and other debentures, U.S. Treasury and Agency securities, sovereign debt, emerging markets debt, floating rate or zero coupon securities and non-convertible preferred securities that are actively traded in the public markets. The EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income) by investing primarily in a portfolio of fixed income securities of companies located in emerging market countries and seeks to capitalize on inefficiencies in the emerging market corporate bond market by seeking exposure primarily to euro- and U.S.-dollar-denominated fixed income securities of emerging market issuers, and related derivatives. The Emerging Markets Fund seeks to achieve long-term growth of capital and invests primarily in the equity securities of emerging market countries. The Endurance Long/Short Fund seeks to provide long-term growth of capital by investing in both long and short equity securities of U.S. and non-U.S. issuers, including issuers located in emerging and frontier markets. The Global Credit Long/Short Fund seeks to achieve high total return (capital appreciation and income) and invests in a portfolio of fixed income securities. The Global Dividend Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in equity securities of dividend paying companies. The International Dividend Fund seeks to achieve high total return (capital appreciation and income) and invests primarily in the equity securities of dividend paying companies located outside of the U.S. The International Small Companies Fund seeks to achieve long-term growth of capital and invests in equity securities of companies with small market capitalizations located outside the U.S. The Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income and invests primarily in equity securities of dividend paying companies located in emerging market countries. The Small Cap Equity Fund seeks to achieve high total return and invests in equity securities of small capitalization companies. The Tactical Enhanced Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in a diversified portfolio of instruments providing exposure, both long and short, to the U.S. and non-U.S. equity markets, including exchange-traded funds (“ETFs”), futures and options on securities, securities indices and shares of ETFs. The Tactical Growth Fund seeks to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index and invests primarily in ETFs and instruments providing exposure to U.S and non-U.S. equity securities, which represent general asset classes (comprised of futures and options on securities, securities indices and shares of ETFs) including both U.S. and overseas equity markets. The Commodity Long/Short Strategy Fund seeks long term total return and seeks exposure to the commodity markets and returns that correspond to the Credit Suisse Momentum and Volatility Enhanced Return Strategy Index. The Managed Futures Strategy Fund seeks long term total return and seeks exposure to the futures markets by investing in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class C, Advisor Class and Class Z shares offered by the Trust.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the

June 30, 2013	174

Notes to Financial Statements (Unaudited)

financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2013.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day, If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity date of more than 60 days or that are credit impaired for which market data is readily available, are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in 60 days or less and that are not credit impaired, are valued at amortized cost, which approximates fair value, if their original maturity was 365 days or less, (unless the Board of Trustees determines that this method does not represent fair value).

Investments held by the Forward U.S. Government Money Fund are valued using the amortized cost method of valuation permitted in accordance with meeting certain conditions and regulations set forth under Rule 2a-7 of the 1940 Act. Under the amortized cost method, an investment is valued at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the investment.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on alternate or fair valuation methods

(approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor” or “Forward Management”) based on information from the structuring firm or issuer.

Futures and options on futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures and options on futures contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If market quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ valuation procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

175	June 30, 2013

Notes to Financial Statements (Unaudited)

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies and offshore affiliated subsidiaries are valued at the investment company’s or subsidiary’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information

June 30, 2013	176

Notes to Financial Statements (Unaudited)

about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government, and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Master Limited Partnerships (“MLPs”): Certain Funds may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are paid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians for tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such

177	June 30, 2013

Notes to Financial Statements (Unaudited)

securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of June 30, 2013, the Tactical Enhanced Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. No other Funds held repurchase agreements at June 30, 2013.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2013, the Credit Analysis Long/Short Fund and the Endurance Long/Short Fund held securities sold short with a market value of $246,145,100 and $1,381,938, respectively. No other Funds held securities sold short at June 30, 2013.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund also bears the risk that the issuer of the structured note will default or become bankrupt. The Fund bears the risk of the loss of its principal investment and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A highly liquid secondary market may not exist for the structured notes a Fund may invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

June 30, 2013	178

Notes to Financial Statements (Unaudited)

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2013:

Investments In Securities	Level 1	Level 2	Level 3	Total
Credit Analysis Long/Short Fund
Preferred Stocks(a)	—	$1,238,987	—	$1,238,987
Corporate Bonds(a)	—	8,593,827	—	8,593,827
Municipal Bonds(a)	—	839,395,296	—	839,395,296

Total	—	$849,228,110	—	$849,228,110

EM Corporate Debt Fund
Common Stocks(a)	$2,865,879	—	—	$2,865,879
Foreign Government Obligations(a)	—	$14,660,742	—	14,660,742
Asset-Backed Securities(a)	—	6,721,825	—	6,721,825
Convertible Corporate Bonds(a)	—	3,427,000	—	3,427,000
Corporate Bonds(a)	—	239,143,914	$6,674,325	245,818,239
Credit-Linked Notes(a)	—	14,597,975	—	14,597,975
U.S. Treasury Bonds & Notes(a)	—	9,360,160	—	9,360,160

Total	$2,865,879	$287,911,616	$6,674,325	$297,451,820

Emerging Markets Fund
Common Stocks
Brazil	$483,802	—	—	$483,802
Chile	334,557	—	—	334,557
China	482,600	$182,109	—	664,709
Colombia	128,575	—	—	128,575
Egypt	147,144	—	—	147,144
Estonia	163,358	—	—	163,358
Hong Kong	515,292	558,264	—	1,073,556
Indonesia	222,248	1,389,849	—	1,612,097
Italy	348,996	—	—	348,996
Malaysia	476,582	—	—	476,582
Mexico	72,233	—	—	72,233
Nigeria	—	178,952	—	178,952
Peru	300,136	—	—	300,136
Russia	319,022	—	—	319,022
Singapore	437,224	190,282	—	627,506
South Africa	352,967	—	—	352,967
South Korea	—	228,643	—	228,643
Sri Lanka	274,142	95,418	—	369,560
Taiwan	—	837,465	—	837,465
Thailand	—	2,008,454	—	2,008,454
Turkey	—	836,706	—	836,706
Ukraine	137,700	—	—	137,700
United Kingdom	—	383,431	—	383,431

Total	$5,196,578	$6,889,573	—	$12,086,151

Endurance Long/Short Fund
Common Stocks(a)	$4,070,040	—	—	$4,070,040
Exchange-Traded Funds	159,635	—	—	159,635
Options Purchased	11,600	—	—	11,600

Total	$4,241,275	—	—	$4,241,275

179	June 30, 2013

Notes to Financial Statements (Unaudited)

Investments In Securities	Level 1	Level 2	Level 3	Total
Global Credit Long/Short Fund
Common Stocks(a)	$284,643	—	—	$284,643
Foreign Government Obligations(a) Asset-Backed Securities(a)	— —	$898,196 209,410	— —	898,196 209,410
Convertible Corporate Bonds(a)	—	298,000	—	298,000
Corporate Bonds(a)	—	3,065,859	$787,500	3,853,359

Total	$284,643	$4,471,465	$787,500	$5,543,608

Global Dividend Fund
Common Stocks(a)	$20,874,242	—	—	$20,874,242
Convertible Preferred Stocks(a)	300,120	—	—	300,120
Agency-Pass-Through Securities(a)	—	$53,231	—	53,231
Collateralized Mortgage Obligations(a)	—	385,826	—	385,826

Total	$21,174,362	$439,057	—	$21,613,419

International Dividend Fund
Common Stocks(a)	$228,013,836	—	—	$228,013,836
Convertible Preferred Stocks(a)	112,050	—	—	112,050
Loan Participation Notes(a)	—	$1,437,157	—	1,437,157
Warrants(a)	1,128	—	—	1,128
Agency Pass-Through Securities(a)	—	545,945	—	545,945
Collateralized Mortgage Obligations(a)	—	6,043,728	—	6,043,728
Corporate Bonds(a)	—	975,000	—	975,000

Total	$228,127,014	$9,001,830	—	$237,128,844

International Small Companies Fund
Common Stocks(a)	$159,847,019	—	—	$159,847,019
Exchange-Traded Funds(a)	5,715,583	—	—	5,715,583
Preferred Stocks(a)	1,977,819	—	—	1,977,819

Total	$167,540,421	—	—	$167,540,421

Select EM Dividend Fund
Common Stocks
Brazil	$931,837	—	—	$931,837
Chile	604,865	—	—	604,865
China	1,671,085	$571,455	—	2,242,540
Colombia	369,467	—	—	369,467
Egypt	387,510	—	—	387,510
Estonia	113,131	306,873	—	420,004
France	—	7,478	—	7,478
Hong Kong	1,276,894	874,472	—	2,151,366
Indonesia	675,292	3,196,123	—	3,871,415
Italy	—	878,640	—	878,640
Malaysia	940,841	—	—	940,841
Mexico	423,079	—	—	423,079
Netherlands	8,094	—	—	8,094
Nigeria	—	402,643	—	402,643
Pakistan	41,715	—	—	41,715
Peru	881,538	—	—	881,538
Russia	1,333,731	—	—	1,333,731
Singapore	1,013,708	627,467	—	1,641,175

June 30, 2013	180

Notes to Financial Statements (Unaudited)

Investments In Securities	Level 1	Level 2	Level 3	Total
Select EM Dividend Fund (continued)
South Africa	$572,180	—	—	$572,180
South Korea	—	$525,261	—	525,261
Sri Lanka	591,066	303,414	—	894,480
Taiwan	—	1,788,391	—	1,788,391
Thailand	—	5,062,574	—	5,062,574
Turkey	—	2,514,698	—	2,514,698
Ukraine	459,085	—	—	459,085
United Kingdom	485,400	826,473	—	1,311,873
United States	837,876	—	—	837,876
Vietnam	261,448	443,413	—	704,861
Loan Participation Notes(a)	—	232,659	—	232,659
Preferred Stocks(a)	399,645	—	—	399,645
Warrants(a)	2,303	—	—	2,303
Collateralized Mortgage Obligations(a)	—	1,730,585	—	1,730,585

Total	$14,281,790	$20,292,619	—	$34,574,409

Small Cap Equity Fund
Common Stocks(a)	$31,141,015	—	—	$31,141,015
Affiliated Investment Companies	350,051	—	—	350,051

Total	$31,491,066	—	—	$31,491,066

Tactical Enhanced Fund
Repurchase Agreements	—	$41,650,000	—	$41,650,000

Total	—	$41,650,000	—	$41,650,000

Tactical Growth Fund
Exchange-Traded Funds	$132,293,388	—	—	$132,293,388
Short-Term Securities	—	$682,888,207	—	682,888,207

Total	$132,293,388	$682,888,207	—	$815,181,595

Commodity Long/Short Strategy Fund
Agency Pass-Through Securities(a)	—	$32,142,331	—	$32,142,331
Asset-Backed Securities	—	581,329	—	581,329
Collateralized Mortgage Obligations(a)	—	1,457,343	—	1,457,343
Corporate Bonds(a)	—	20,424,695	—	20,424,695
Municipal Bonds	—	6,393,917	—	6,393,917
U.S. Treasury Bonds & Notes	—	20,891,370	—	20,891,370

Total	—	$81,890,985	—	$81,890,985

Managed Futures Strategy Fund
Exchange-Traded Funds	$6,451,578	—	—	$6,451,578

Total	$6,451,578	—	—	$6,451,578

(a) For detailed descriptions of sector, industry, country or state, see the accompanying Portfolio of Investments.

181	June 30, 2013

Notes to Financial Statements (Unaudited)

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Credit Analysis Long/Short Fund
Liabilities
Securities Sold Short
Corporate Bonds	—	$(6,661,412)	—	$(6,661,412)
U.S. Treasury Bonds & Notes	—	(239,483,688)	—	(239,483,688)

Total	—	$(246,145,100)	—	$(246,145,100)

EM Corporate Debt Fund
Assets
Forward Foreign Currency Contracts	—	$155,269	—	$155,269
Liabilities
Credit Default Swaps	—	(111,431)	—	(111,431)

Total	—	$43,838	—	$43,838

Endurance Long/Short Fund
Securities Sold Short
Common Stocks	$(1,381,938)	—	—	$(1,381,938)
Options Written	(6,400)	—	—	(6,400)

Total	$(1,388,338)	—	—	$(1,388,338)

Global Credit Long/Short Fund
Assets
Credit Default Swaps	—	$17,315	—	$17,315
Forward Foreign Currency Contracts	—	6,470	—	6,470

Total	—	$23,785	—	$23,785

Select EM Dividend Fund
Assets
Futures Contracts	$131,279	—	—	$131,279

Total	$131,279	—	—	$131,279

Small Cap Equity Fund
Liabilities
Futures Contracts	$(53,802)	—	—	$(53,802)

Total	$(53,802)	—	—	$(53,802)

Tactical Growth Fund
Liabilities
Futures Contracts	$(1,094,124)	—	—	$(1,094,124)

Total	$(1,094,124)	—	—	$(1,094,124)

Commodity Long/Short Strategy Fund
Assets
Total Return Swap Contracts	—	$754,701	—	$754,701

Total	—	$754,701	—	$754,701

Managed Futures Strategy Fund
Assets
Total Return Swap Contracts	—	$358,554	—	$358,554
Liabilities
Total Return Swap Contracts	—	(5,389)	—	(5,389)

Total	—	$353,165	—	$353,165

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options, short sales, swap contracts, forward foreign currency contracts and futures contracts.

June 30, 2013	182

Notes to Financial Statements (Unaudited)

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the six months ended June 30, 2013, the only transfers of securities from Level 2 to Level 1 were for the International Dividend Fund and the International Small Companies Fund due to the Funds’ utilization of a fair valuation model provided by the Funds’ independent pricing vendor at December 31, 2012. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. During the six months ended June 30, 2013 there were no other transfers between Level 1 and Level 2 securities in any other fund.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

EM Corporate Debt Fund	Corporate Bonds
Balance as of December 31, 2012	—
Accrued discounts/premiums	$351,432
Realized gain/(loss)(a)	—
Change in unrealized depreciation(a)	(401,507)
Purchases	6,724,400
Sales proceeds	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2013	$6,674,325

Net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2013	$(401,507)

Global Credit Long/Short Fund	Corporate Bonds
Balance as of December 31, 2012	—
Accrued discounts/premiums	$44,227
Realized gain/(loss)(a)	—
Change in unrealized depreciation(a)	(44,766)
Purchases	788,039
Sales proceeds	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of June 30, 2013	$787,500

Net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2013	$(44,766)

(a) Net realized gain/(loss) and net unrealized depreciation are included in the related amounts on investments in the Statement of Operations, as applicable.

For the six months ended June 30, 2013, the other Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

183	June 30, 2013

Notes to Financial Statements (Unaudited)

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Forward Foreign Currency Exchange Contracts: Certain Funds invest in foreign currency exchange contracts to reduce the risks of fluctuating exchange rates and to generate returns uncorrelated to the other strategies employed. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be a fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risk arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. The Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The unrealized appreciation/(depreciation) is reported in the Statement of Assets and Liabilities as receivable or payable and in the Statement of Operations within the change in unrealized appreciation/(depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain/(loss) in the Statement of Operations. As of June 30, 2013, the EM Corporate Debt Fund and the Global Credit Long/Short Fund held forward foreign currency exchange contracts with a market value of $11,844,731 and $493,530, respectively. No other Funds held forward foreign currency exchange contracts at June 30, 2013.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the

June 30, 2013	184

Notes to Financial Statements (Unaudited)

value at the time it was closed. As of June 30, 2013, the Select EM Dividend Fund, the Small Cap Equity Fund and the Tactical Growth Fund held futures contracts outstanding with an unrealized gain/(loss) of $131,279, $(53,802) and $(1,094,124), respectively. No other Funds held futures contracts at June 30, 2013.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. As of June 30, 2013, the Endurance Long/Short Fund held written options with a market value of $(6,400). As of June 30, 2013, the Endurance Long/Short Fund held purchased options with a market value of $11,600. No other Funds held purchased or written options at June 30, 2013.

Written option activity for the six months ended June 30, 2013 was as follows:

	Written Call Options		Written Put Options
	Number of Contracts	Contract Premium	Number of Contracts	Contract Premium
Endurance Long/Short Fund
Outstanding, at beginning of year December 31, 2012	0	$—	240	$(49,671)

Options written	(431)	(51,158)	0	—
Options exercised or closed	251	23,605	(120)	37,195
Options expired	100	16,396	(120)	12,476

Outstanding, June 30, 2013	(80)	$(11,157)	0	$—

	Written Put Options
	Number of Contracts	Contract Premium
Global Credit Long/Short Fund
Outstanding, at beginning of year December 31, 2012	0	$—

Options written	174	(4,531)
Options exercised or closed	(174)	4,531
Options expired	0	—

Outstanding, June 30, 2013	0	$—

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on

185	June 30, 2013

Notes to Financial Statements (Unaudited)

the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the six months ended June 30, 2013, the EM Corporate Debt Fund, the Global Credit Long/Short Fund, the International Small Companies Fund, the Commodity Long/Short Strategy Fund and the Managed Futures Strategy Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at June 30, 2013 are disclosed in the Portfolio of Investments. No other Funds held swap agreements at June 30, 2013.

The values in the tables on the next page exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

June 30, 2013	186

Notes to Financial Statements (Unaudited)

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2013 (a):

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
EM Corporate Debt Fund
Foreign Exchange Contracts (Forward Foreign Currency Hedge Contracts)	Unrealized gain on forward contracts	$155,269		—
Credit Contracts (Credit Default Swaps)		—	Swap premiums received	$238,783
Credit Contracts (Credit Default Swaps)		—	Unrealized loss on swap contracts	111,431

Total		$155,269		$350,214

Endurance Long/Short Fund
Equity Contracts (Options Purchased/Options Written)	Investments, at value	$11,600	Options written, at value	$6,400

Total		$11,600		$6,400

Global Credit Long/Short Fund
Foreign Exchange Contracts (Forward Foreign Currency Hedge Contracts)	Unrealized gain on forward contracts	$6,470		—
Credit Contracts (Credit Default Swaps)	Swap premiums paid	100,648		—
Credit Contracts (Credit Default Swaps)	Unrealized gain on swap contracts	17,315		—

Total		$124,433		—

International Dividend Fund
Equity Contracts (Warrants)	Investments, at value	$1,128		—

Total		$1,128		—

Select EM Dividend Fund
Equity Contracts (Warrants)	Investments, at value	$2,303		—
Equity Contracts (Futures Contracts)	Variation margin receivable	131,279		—

Total		$133,582		—

Small Cap Equity Fund
Equity Contracts (Futures Contracts)		—	Variation margin payable	$53,802

Total		—		$53,802

Tactical Growth Fund
Equity Contracts (Futures Contracts)		—	Variation margin payable	$1,094,124

Total		—		$1,094,124

Commodity Long/Short Strategy Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$754,701	Unrealized loss on swap contracts	—

Total		$754,701		—

Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$358,554	Unrealized loss on swap contracts	$5,389

Total		$358,554		$5,389

(a) For open derivative instruments as of June 30, 2013, see the Portfolio of Investments. The Portfolio of Investments is representative of the activity for the six months ended June 30, 2013 for all Funds.

187	June 30, 2013

Notes to Financial Statements (Unaudited)

The gains/(losses) in the table below are included in the “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2013:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
EM Corporate Debt Fund
Credit Contracts (Credit Default Swaps)	Net realized loss on swap contracts/Net change in unrealized appreciation on swap contracts	$(781,160)	$359,218
Foreign Exchange Contracts (Forward Foreign Currency Hedge Contracts)	Net realized loss on foreign currency/Net unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	0	155,269

Total		$(781,160)	$514,487

Emerging Markets Fund
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts	$(37,736)	—

Total		$(37,736)	—

Endurance Long/Short Fund
Equity Contracts (Options Purchased)	Net realized gain on investments/Net change in unrealized appreciation/(depreciation) on investments	$(94,119)	$16,885
Equity Contracts (Options Written)	Net realized gain on written option contracts/Net change in unrealized appreciation on written option contracts	74,024	(8,074)

Total		$(20,095)	$8,811

Global Credit Long/Short Fund
Interest Rate Contracts (Purchased Options)	Net realized gain on investments/Net change in unrealized appreciation/(deprecation) on investments	$(7,375)	—
Equity Contracts (Options Written)	Net realized gain on written option contracts/Net change in unrealized appreciation/(depreciation) on written option contracts	3,133	—
Credit Contracts (Credit Default Swaps)	Net realized loss on swap contracts/Net change in unrealized appreciation on swap contracts	(413,736)	$322,734
Foreign Exchange Contracts (Forward Foreign Currency Hedge Contracts)	Net realized loss on foreign currency/Net unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	—	77,458

Total		$(417,978)	$400,192

International Dividend Fund
Equity Contracts (Warrants)	Net realized gain on investments / Net change in unrealized depreciation on investments	$18,506	$(9,271)
Equity Contracts (Futures Contracts)	Net realized loss on futures contracts	(871,955)	—

Total		$(853,449)	$(9,271)

Select EM Dividend Fund
Equity Contracts (Warrants)	Net realized gain on investments/Net change in unrealized appreciation/(depreciation) on investments	$3,202	$(2,955)
Equity Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	(671,767)	131,279

Total		$(668,565)	$128,324

June 30, 2013	188

Notes to Financial Statements (Unaudited)

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Small Cap Equity Fund
Equity Contracts (Futures Contracts)	Net realized gain/(loss) on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$187,261	$(93,821)

Total		$187,261	$(93,821)

Tactical Growth Fund
Equity Contracts (Options Purchased)	Net realized gain/(loss) on investments/Net change in unrealized depreciation on investments	$(5,036,716)	$1,234,562
Equity Contracts (Futures Contracts)	Net realized gain on futures contracts / Net change in unrealized depreciation on futures contracts	66,189,268	(830,399)

Total		$61,152,552	$404,163

Commodity Long/Short Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized gain on swap contracts/Net change in unrealized appreciation on swap contracts	$7,389,907	$5,032,269

Total		$7,389,907	$5,032,269

Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized gain on swap contracts/Net change in unrealized appreciation on swap contracts	$160,423	$308,672

Total		$160,423	$308,672

Certain derivative contracts and repurchase agreements are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

189	June 30, 2013

Notes to Financial Statements (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2013:

Offsetting of Financial Assets and Derivative Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Global Credit Long/Short Fund
Credit Contracts (Credit Default Swaps)	$117,963	$—	$117,963	$—	$—	$117,963

Total	$117,963	$—	$117,963	$—	$—	$117,963

Tactical Enhanced Fund
Repurchase Agreements	$41,650,000	$—	$41,650,000	$(41,650,000)	$—	$—

Total	$41,650,000	$—	$41,650,000	$(41,650,000)	$—	$—

Commodity Long/Short Strategy Fund
Equity Contracts (Total Return Swaps)	$754,701	$—	$754,701	$—	$—	$754,701

Total	$754,701	$—	$754,701	$—	$—	$754,701

Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)	$358,554	$—	$358,554	$—	$—	$358,554

Total	$358,554	$—	$358,554	$—	$—	$358,554

Offsetting of Financial Liabilities and Derivative Liabilities:
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
EM Corporate Debt Fund
Credit Contracts (Credit Default Swaps)	$350,214	$—	$350,214	$—	$(350,214)	$—

Total	$350,214	$—	$350,214	$—	$(350,214)	$—

Managed Futures Strategy Fund
Equity Contracts (Total Return Swaps)	$5,389	$—	$5,389	$—	$(5,389)	$—

Total	$5,389	$—	$5,389	$—	$(5,389)	$—

(a) These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

June 30, 2013	190

Notes to Financial Statements (Unaudited)

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security; and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. As of June 30, 2013 the International Dividend Fund and the Select EM Dividend Fund held warrants with a market value of $1,128 and $2,303, respectively. No other Funds held warrants at June 30, 2013.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Leverage: The Global Credit Long/Short Fund, the International Dividend Fund and the Select EM Dividend Fund can purchase securities with borrowed money,

including bank overdrafts (a form of leverage). The Funds may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Funds’ portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Global Credit Long/Short Fund, and the Select EM Dividend Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR rate for borrowing under the agreements. The International Dividend Fund and the Select EM Dividend Fund maintain separate lines of credit with Bank of America Merrill Lynch. The Funds are charged interest of 1.00% above the one-month LIBOR rate for borrowing under the agreements and are charged a commitment fee on the average daily undrawn balance of the line of credit at the rate of 0.45% per annum.

The Global Credit Long/Short Fund, the International Dividend Fund and the Select EM Dividend Fund have pledged a portion of its investment securities as the collateral for the line of credit. As of June 30, 2013, the market value of the investment securities pledged as collateral totaled $0, $98,259,468 and $10,534,146, respectively, and the borrowed amounts on the lines of credit are $0, $25,000,000, and $5,000,000, respectively. The average interest rate charged and the average outstanding demand loan payable for the six months ended June 30, 2013 were as follows:

Fund	Average Interest Rate	Average Outstanding Demand Loan Payable
Global Credit Long/Short Fund	0.00%	$0
International Dividend Fund	1.19%	$25,000,000
Select EM Dividend Fund	1.36%	$3,257,203

Investment in the Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z shares of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the 1940 Act. When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds are indirectly subject to the proportional share of the U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund.

191	June 30, 2013

Notes to Financial Statements (Unaudited)

The Small Cap Equity Fund invested in Class Z shares of the U.S. Government Money Fund during the six months ended June 30, 2013, as follows:

Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/13	Income
900,051	—	(550,000)	350,051	$350,051	$25

During the six months ended June 30, 2013, the Advisor waived fees and/or reimbursed the Small Cap Equity Fund for the U.S. Government Money Fund management fees in the amount of $151.

Investments in a Wholly-Owned Subsidiary: The Commodity Long/Short Strategy Fund seeks exposure to the commodity markets primarily through investments in commodity-linked derivative instruments, including commodity index-linked notes (sometimes referred to as “structured notes”), swap agreements, commodity options, futures and options on futures, and through investments in the Forward Commodity Long/Short Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Managed Futures Strategy Fund seeks exposure to the futures markets and will generally invest in futures-related instruments that track the performance of futures contracts included in the Credit Suisse Multi-Asset Futures Strategy Index and through investments in the Forward Managed Futures Strategy (Cayman) Fund Ltd., a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (together with the Forward Commodity Long/Short Strategy (Cayman) Fund, Ltd., each a “Subsidiary” and collectively, the “Subsidiaries”). Forward Management acts as Investment Advisor to the Funds and to each Subsidiary. Each Fund is the sole shareholder of each respective Subsidiary, and it is intended that each Fund will remain the sole shareholder and will continue to control each respective Subsidiary.

Investments in each Subsidiary are expected to provide the Funds with exposure to the commodity markets within the limitations of Subchapter M of the Code, and recent IRS rulings. If the IRS were to change its position or otherwise determine that income derived from certain commodity-linked notes or from a Fund’s investment in its Subsidiary does not constitute qualifying income, and if such positions were upheld, or if future legislation or Treasury regulations were to adversely affect the tax treatment of such investments, a Fund might cease to qualify as a regulated investment company and would be required to reduce its exposure to such investments, which might result in difficulty in implementing its investment strategy.

Basis for Consolidation for the Commodity Long/Short Strategy Fund and the Managed Futures Strategy Fund: The Subsidiaries, which are Cayman Islands exempted companies, were incorporated on October 12, 2010 and October 27, 2011, respectively, as wholly owned subsidiaries acting as an investment vehicle for the Funds in order to effect certain investments for the Funds consistent with the Funds’ investment objectives. As wholly-owned subsidiaries of the Funds, all assets, liabilities, income and expenses of the portfolios are consolidated in the financial statements and financial highlights of the Funds. As of June 30, 2013, net assets of the Commodity Long/Short Strategy Fund were $125,283,054 of which $30,547,601 or 24.38% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary and net assets of the Managed Futures Strategy Fund were $10,813,387 of which $2,565,790 or 23.73% represented the Fund’s ownership of all issued shares and voting rights of the Fund’s Subsidiary.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Commodity Long/Short Strategy Fund, the Emerging Markets Fund, the Endurance Long/Short Strategy Fund, the International Small Companies Fund, the Managed Futures Strategy Fund, the Small Cap Equity Fund, the Tactical Enhanced Fund and the Tactical Growth Fund; quarterly for the Credit Analysis Long/Short Fund, the EM Corporate Debt Fund, and the Global Credit Long/Short Fund; and monthly for the Global Dividend Fund, the International Dividend Fund, and the Select EM Dividend Fund. Prior to May 1, 2013, dividends from net investment income, if any, were declared and paid annually for the Global Credit Long/Short Fund. For all Funds, net realized capital gains, if any, are distributed annually. There is no guarantee that the companies held by the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/tax differences that may exist.

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITS held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending

June 30, 2013	192

Notes to Financial Statements (Unaudited)

December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The Forward Commodity Long/Short Strategy (Cayman) Fund Ltd. and the Forward Managed Futures Strategy (Cayman) Fund Ltd. (the “Subsidiaries”) are each classified as a controlled foreign corporation under the Code. Therefore, the Commodity Long/Short Strategy Fund and the Managed Futures Strategy Fund are required to increase its taxable income by its share of the Subsidiaries’ income. Net losses of the Subsidiaries cannot be deducted by their respective Funds in the current period nor carried forward to offset taxable income in future periods.

As of and during the six months ended June 30, 2013, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: During the period from May 17, 2013 to June 30, 2013, certain Funds participated in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the period ended June 30, 2013 are recorded in the Statement of Operations.

193	June 30, 2013

Notes to Financial Statements (Unaudited)

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2013, based on each Fund’s average daily net assets:

Fund	Advisory fee
Credit Analysis Long/Short Fund	1.50%

EM Corporate Debt Fund	0.70% up to and including $500 million
0.64% over $500 million up to and including $1 billion
0.58% over $1 billion up to and including $5 billion
0.52% over $5 billion

Emerging Markets Fund	1.10%

Endurance Long/Short Fund	1.50%

Global Credit Long/Short Fund	1.50%

Global Dividend Fund	0.80% up to and including $500 million
0.725% over $500 million up to and including $1 billion
0.675% over $1 billion

International Dividend Fund	0.85% up to and including $250 million
0.75% over $250 million up to and including $1 billion
0.65% over $1 billion

International Small Companies Fund	1.00% up to and including $1 billion
0.95% over $1 billion

Select EM Dividend Fund	1.10%

Small Cap Equity Fund	0.85%

Tactical Enhanced Fund	1.15%

Tactical Growth Fund	1.15% up to and including $1 billion
1.05% over $1 billion

Commodity Long/Short Strategy Fund	1.00%(a)

Managed Futures Strategy Fund	1.00%(a)

(a) The Commodity Long/Short Strategy Fund and the Managed Futures Strategy Fund may invest a portion of its assets in separate wholly-owned Cayman subsidiaries. The Subsidiaries have entered into separate advisory agreements with Forward Management for the management of the Subsidiaries portfolios’ pursuant to which each Subsidiary is obligated to pay Forward Management a management fee at the same rate that the Fund pays Forward Management for services provided to the Fund. Forward Management is contractually obligated to waive the management fee it receives from the Fund in an amount equal to the management fee paid to Forward Management by the Subsidiary. This waiver arrangement may not be terminated by Forward Management as long as its advisory agreement with the Subsidiary is in place.

The Trust and Forward Management have entered into investment sub-advisory agreements with Cedar Ridge Partners, LLC (“Cedar Ridge”) for the Credit Analysis Long/Short Fund; SW Asset Management, LLC (“SW”) for the EM Corporate Debt Fund and the Global Credit Long/Short Fund; Pictet Asset Management Limited (“PAM Ltd”) for the International Small Companies Fund and Broadmark Asset Management, LLC (“Broadmark”) for the Tactical Growth Fund (each a “Sub-Advisor” and, collectively, the

June 30, 2013	194

Notes to Financial Statements (Unaudited)

“Sub-Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from Forward Management calculated daily and payable monthly at the following annual rates, as of June 30, 2013, based on each Fund’s average daily net assets:

Fund	Sub-Advisory Fee
Credit Analysis Long/Short Fund	1.00%

EM Corporate Debt Fund	0.35%

Global Credit Long/Short Fund	1.00%

International Small Companies Fund	0.60%

Tactical Growth Fund	0.60% up to and including $1 billion 0.55% over $1 billion

Expense Limitations: Forward Management has entered into Expense Limitation Agreements with certain Funds, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, expenses of the subsidiary and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Forward Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Investor Class	Institutional Class	Class A	Class C	Advisor Class	Class Z	End Date
Credit Analysis Long/Short Fund(a)	1.99%	1.64%	2.14%	2.59%	1.69%	N/A	April 30, 2014
EM Corporate Debt Fund(b)	1.34%	0.99%	N/A	1.94%	N/A	N/A	April 30, 2014
Emerging Markets Fund(c)	1.74%	1.39%	N/A	N/A	1.44%	N/A	April 30, 2014
Endurance Long/Short Fund	2.34%	1.99%	N/A	N/A	N/A	N/A	April 30, 2014
Global Credit Long/Short Fund(d)	2.39%	2.04%	N/A	2.99%	2.09%	N/A	April 30, 2014
Global Dividend Fund(e)	1.34%	0.99%	1.49%	N/A	N/A	N/A	April 30, 2014
International Dividend Fund(f)	1.34%	0.99%	1.49%	1.94%	1.04%	N/A	April 30, 2014
Managed Futures Strategy Fund	1.70%	1.35%	N/A	2.30%	N/A	1.30%	April 30, 2014
Select EM Dividend Fund(g)	1.74%	1.39%	N/A	2.34%	1.44%	N/A	April 30, 2014
Small Cap Equity Fund(h)	1.44%	1.14%	N/A	N/A	1.19%	N/A	April 30, 2014
Tactical Enhanced Fund(i)	1.84%	1.49%	1.99%	2.44%	1.54%	N/A	April 30, 2014

(a) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Credit Analysis Long/Short Fund’s Advisor Class shares’ operating expenses to an annual rate of 1.64%.

(b) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the EM Corporate Debt Fund’s Investor Class shares’ operating expenses to an annual rate of 1.39%.

(c) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Emerging Market Fund’s Investor Class and Advisor Class shares’ operating expenses to an annual rate of 1.79% and 1.39%, respectively.

(d) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Global Credit Long/Short Fund’s Institutional Class and Advisor Class shares’ operating expenses to an annual rate of 1.99% and 1.99%, respectively.

(e) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Global Dividend Fund’s Investor Class, Institutional Class and Class A shares’ operating expenses to an annual rate of 1.24%, 0.89% and 1.39%, respectively.

(f) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the International Dividend Fund’s Advisor Class shares’ operating expenses to an annual rate of 0.99%.

(g) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Select EM Dividend Fund’s Investor Class, Class C and Advisor Class shares’ operating expenses to an annual rate of 1.79%, 2.39% and 1.39%, respectively.

195	June 30, 2013

Notes to Financial Statements (Unaudited)

(h) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Small Cap Equity Fund’s Investor Class, Institutional Class and Advisor Class shares’ operating expenses to an annual rate of 1.39%, 1.09% and 1.09%, respectively.

(i) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Tactical Enhanced Fund’s Advisor Class shares’ operating expenses to an annual rate of 1.49%.

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitation rates in existence at the time the expense was incurred or at the time of the reimbursement, whichever expense limitation rate is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2013, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Credit Analysis Long/Short Fund
Investor Class	$139,570	$0	$139,570
Institutional Class	75,431	0	75,431
Class A	7,429	0	7,429
Class C	10,687	0	10,687
Advisor Class	39,318	0	39,318
EM Corporate Debt Fund
Investor Class	105,290	(14,704)	90,586
Institutional Class	10,967	(2,038)	8,929
Class C	750	(132)	618
Emerging Markets Fund
Investor Class	41,774	0	41,774
Institutional Class	33,025	0	33,025
Advisor Class	5,768	0	5,768
Endurance Long/Short Fund
Investor Class	615	0	615
Institutional Class	13,529	0	13,529
Global Credit Long/Short Fund
Investor Class	13,788	0	13,788
Institutional Class	18,746	0	18,746
Class C	6,825	0	6,825
Advisor Class	6,741	0	6,741
Global Dividend Fund
Investor Class	3,433	0	3,433
Institutional Class	20,536	0	20,536
Class A	24,354	0	24,354
International Dividend Fund
Investor Class	50,058	0	50,058
Institutional Class	54,020	0	54,020
Class A	269	0	269
Class C	1,232	0	1,232
Advisor Class	16,684	0	16,684
Select EM Dividend Fund
Investor Class	27,102	0	27,102
Institutional Class	24,024	0	24,024
Class C	1,479	0	1,479
Advisor Class	1,660	0	1,660

June 30, 2013	196

Notes to Financial Statements (Unaudited)

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Small Cap Equity Fund
Investor Class	$42,192	$0	$42,192
Institutional Class	12,821	0	12,821
Advisor Class	4,970	0	4,970
Tactical Enhanced Fund
Investor Class	3,416	0	3,416
Institutional Class	4,321	0	4,321
Class A	577	0	577
Class C	343	0	343
Advisor Class	573	0	573
Managed Futures Strategy Fund
Investor Class	2,195	0	2,195
Institutional Class	1,789	0	1,789
Class C	1,886	0	1,886
Class Z	17,083	0	17,083

As of June 30, 2013, the balances of recoupable expenses for each Fund were as follows:

Fund	2010	2011	2012	2013	Total
Credit Analysis Long/Short Fund
Investor Class	$224,852	$224,150	$228,708	$139,570	$817,280
Institutional Class	20,942	46,411	95,394	75,431	238,178
Class A	2,641	3,274	7,544	7,429	20,888
Class C	21,242	23,909	19,320	10,687	75,158
Advisor Class	4,306	7,943	45,632	39,318	97,199
EM Corporate Debt Fund
Investor Class	14,954	44,114	11,751	105,290	176,109
Institutional Class	82,950	50,200	4,642	10,967	148,759
Class C	15,578	11,700	1,187	750	29,215
Emerging Markets Fund
Investor Class	93,403	180,588	129,144	41,774	444,909
Institutional Class	489,489	236,534	141,303	33,025	900,351
Advisor Class	501	873	9,870	5,768	17,012
Endurance Long/Short Fund
Investor Class	—	—	3,194	615	3,809
Institutional Class	—	—	35,482	13,529	49,011
Global Credit Long/Short Fund
Investor Class	—	7,653	24,193	13,788	45,634
Institutional Class	—	7,717	33,679	18,746	60,142
Class C	—	7,560	21,382	6,825	35,767
Advisor Class	—	7,569	21,458	6,741	35,768
Global Dividend Fund
Investor Class	—	124	906	3,433	4,463
Institutional Class	4,291	20,022	31,985	20,536	76,834
Class A	50,187	50,269	51,396	24,354	176,206

197	June 30, 2013

Notes to Financial Statements (Unaudited)

Fund	2010	2011	2012	2013	Total
International Dividend Fund
Investor Class	$96,183	$49,213	$43,987	$50,058	$239,441
Institutional Class	23,105	49,662	142,684	54,020	269,471
Class A	—	—	—	269	269
Class C	—	—	438	1,232	1,670
Advisor Class	—	201	13,851	16,684	30,736
Select EM Dividend Fund
Investor Class	—	6,226	25,105	27,102	58,433
Institutional Class	—	45,397	60,143	24,024	129,564
Class C	—	3,980	6,314	1,479	11,773
Advisor Class	—	4,468	8,873	1,660	15,001
Small Cap Equity Fund
Investor Class	—	200,205	80,190	42,192	322,587
Institutional Class	—	152,991	36,194	12,821	202,006
Advisor Class	—	212	8,254	4,970	13,436
Tactical Enhanced Fund
Investor Class	—	14,764	31,432	3,416	49,612
Institutional Class	—	21,125	28,004	4,321	53,450
Class A	—	2,220	6,916	577	9,713
Class C	—	3,242	5,849	343	9,434
Advisor Class	—	32	238	573	843
Commodity Long/Short Strategy Fund
Investor Class	—	4,817	—	—	4,817
Institutional Class	—	7,194	—	—	7,194
Class C	—	411	—	—	411
Advisor Class	—	356	—	—	356
Class Z	—	854	—	—	854
Managed Futures Strategy Fund
Investor Class	—	—	7,441	2,195	9,636
Institutional Class	—	—	6,519	1,789	8,308
Class C	—	—	6,513	1,886	8,399
Class Z	—	—	46,156	17,083	63,239

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.75% of the Fund’s average daily net assets attributable to Class C shares.

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that may be used to pay shareholder servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, up to 0.25% of the

Fund’s average daily net assets attributable to Class C shares and up to 0.10% of the Fund’s average daily net assets attributable to Advisor Class shares.

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

Distributor, Administrator, Transfer Agent & Custodian

Forward Securities, LLC (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank is the Funds’ custodian.

June 30, 2013	198

Notes to Financial Statements (Unaudited)

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2013, there were seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds pay each Independent Trustee a retainer fee in the amount of $35,000 per year, $12,500 each per regular meeting for attendance in person, $9,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, $2,250 each for attendance at a special telephonic meeting, and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee and the Chairman of the Nominating Committee each receive a special retainer fee in the amount of $10,000, $10,000 and $7,500, respectively per year. The interested Trustee receives no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2013, 5% or greater of any class of the Funds’ outstanding equity securities:

Fund	Name	Percentage
Credit Analysis Long/Short Fund
Investor	National Financial Services Corp.	24.74%
	Charles Schwab & Co., Inc.	20.80%
	LPL Financial Services	13.61%
	Genworth Financial Trust	5.73%

Institutional Class	National Financial Services Corp.	28.86%
	Pershing LLC	20.02%
	Charles Schwab & Co., Inc.	19.42%
	MSCS Financial Services Trust	6.47%
	TD Ameritrade, Inc.	5.91%
	Forward Management, LLC	5.38%

Class A	Merrill Lynch Pierce Fenner & Smith	38.61%
	Pershing LLC	17.41%
	Wells Fargo Investments, LLC	10.77%
	National Financial Services Corp.	8.11%

Class C	Wells Fargo Investments, LLC	19.28%
	National Financial Services Corp.	18.87%
	Merrill Lynch Pierce Fenner & Smith	13.36%
	Pershing LLC	12.65%

Advisor Class	Merrill Lynch Pierce Fenner & Smith	56.87%
	Wells Fargo Investments, LLC	22.07%
	National Financial Services Corp.	9.28%

Fund	Name	Percentage
EM Corporate Debt Fund
Investor Class	National Financial Services Corp.	57.39%
	Genworth Financial Trust	30.93%

Institutional Class	Gerlach & Co., LLC	51.65%
	Genworth Financial Trust	18.09%
	U.S. Bank NA	13.23%
	National Financial Services Corp.	5.11%

Class C	Forward Management, LLC	54.63%
	Pershing LLC	17.65%
	National Financial Services Corp.	6.97%

Emerging Markets Fund
Investor Class	National Financial Services Corp.	28.09%
	Charles Schwab & Co., Inc.	21.86%
	Lincoln Financial Advisors	6.01%
	COR Clearing LLC (Legent)	5.85%

Institutional Class	Gerlach & Co., LLC	36.53%
	MSCS Financial Services Trust	18.56%
	National Financial Services Corp.	16.42%
	Charles Schwab & Co., Inc.	7.72%

Advisor Class	Wells Fargo Investments, LLC	51.71%
	Charles Schwab & Co., Inc.	37.78%
	Pershing LLC	6.40%

199	June 30, 2013

Notes to Financial Statements (Unaudited)

Fund	Name	Percentage
Endurance Long/Short Fund
Investor Class	Forward Management, LLC	95.05%

Institutional Class	JP Morgan	56.22%
	Forward Management, LLC	23.58%
	Gerlach & Co., LLC	14.82%

Global Credit Long/Short Fund
Investor Class	Forward Management, LLC	59.29%
	National Financial Services Corp.	35.25%

Institutional Class	Gerlach & Co., LLC	52.92%
	Forward Management, LLC	44.77%

Class C	Forward Management, LLC	100.00%

Advisor Class	Forward Management, LLC	100.00%

Global Dividend Fund
Investor Class	National Financial Services Corp.	71.13%
	LPL Financial Services	8.95%
	Pershing LLC	5.97%
	JP Turner & Co., LLC	5.96%

Institutional Class	MSCS Financial Services Trust	29.48%
	Orrstown Bank	23.22%
	HillsTrust	21.92%
	SEI Private Trust Co.	14.67%

Class A	Morgan Stanley	81.09%

International Dividend Fund
Investor Class	Genworth Financial Trust	66.61%
	Pershing LLC	14.19%
	TD Ameritrade, Inc.	5.46%

Institutional Class	Gerlach & Co., LLC	42.14%
	MSCS Financial Services Trust	18.41%
	National Financial Services Corp.	11.50%
	Pershing LLC	5.49%
	Genworth Financial Trust	5.15%

Class A	Forward Management, LLC	76.59%
	Morgan Stanley	19.51%

Class C	Morgan Stanley	65.58%
	Pershing LLC	17.75%
	LPL Financial Services	7.82%
	Merrill Lynch Pierce Fenner & Smith	5.50%

Advisor Class	Morgan Stanley	95.68%

Fund	Name	Percentage
International Small Companies Fund
Investor Class	Charles Schwab & Co., Inc.	25.05%
	National Financial Services Corp.	17.49%
	E*Trade Clearing LLC	17.47%
	Pershing LLC	14.61%
	LPL Financial Services	8.70%

Institutional Class	National Financial Services Corp.	32.42%
	Charles Schwab & Co., Inc.	25.44%
	Wells Fargo Investments, LLC	23.27%
	Pershing LLC	13.99%

Advisor Class	Wells Fargo Investments, LLC	97.48%

Select EM Dividend Fund
Investor Class	Genworth Financial Trust	33.03%
	Charles Schwab & Co., Inc.	14.37%
	LPL Financial Services	10.57%
	Pershing LLC	9.00%
	National Financial Services Corp.	8.79%
	TD Ameritrade, Inc.	7.86%

Institutional Class	Gerlach & Co., LLC	76.79%
	National Financial Services Corp.	17.03%

Class C	Forward Management, LLC	43.45%
	Pershing LLC	20.82%
	National Financial Services Corp.	17.23%
	LPL Financial Services	16.41%

Advisor Class	Forward Management, LLC	55.06%
	Charles Schwab & Co., Inc.	37.09%

Small Cap Equity Fund
Investor Class	National Financial Services Corp.	26.07%
	Charles Schwab & Co., Inc.	24.09%
	Pershing LLC	8.50%
	Morgan Stanley	6.49%

Institutional Class	Charles Schwab & Co., Inc.	38.85%
	LPL Financial Services	16.37%
	Wells Fargo Investments, LLC	9.32%
	National Financial Services Corp.	7.58%
	Pershing LLC	6.99%
	HillsTrust	5.88%

Advisor Class	Wells Fargo Investments, LLC	86.51%
	Charles Schwab & Co., Inc.	12.15%

Tactical Enhanced Fund
Investor Class	National Financial Services Corp.	62.19%
	Charles Schwab & Co., Inc.	24.58%

June 30, 2013	200

Notes to Financial Statements (Unaudited)

Fund	Name	Percentage
Tactical Enhanced Fund (continued)
Institutional Class	Charles Schwab & Co., Inc.	51.81%
	National Financial Services Corp.	20.03%
	Pershing LLC	14.83%
	TD Ameritrade, Inc.	6.48%
	Gerlach & Co., LLC	5.92%

Class A	National Financial Services Corp.	87.39%
	Pershing LLC	10.37%

Class C	National Financial Services Corp.	73.24%
	LPL Financial Services	12.74%
	Pershing LLC	7.07%

Advisor Class	LPL Financial Services	99.08%

Tactical Growth Fund
Investor Class	National Financial Services Corp.	57.40%
	Charles Schwab & Co., Inc.	12.68%
	Pershing LLC	11.20%
	LPL Financial Services	6.82%

Institutional Class	Charles Schwab & Co., Inc.	30.53%
	National Financial Services Corp.	24.79%
	Pershing LLC	13.20%
	Wells Fargo Investments, LLC	8.01%

Class A	Morgan Stanley	38.27%
	Pershing LLC	7.64%

Class C	Morgan Stanley	63.09%
	Pershing LLC	7.29%
	National Financial Services Corp.	5.35%
	Wells Fargo Investments, LLC	5.34%

Fund	Name	Percentage
Tactical Growth Fund (continued)
Advisor Class	Wells Fargo Investments, LLC	49.88%
	Morgan Stanley	44.40%

Commodity Long/Short Strategy Fund
Investor Class	National Financial Services Corp.	65.03%
	Pershing LLC	13.60%
	TD Ameritrade, Inc.	7.49%

Institutional Class	Charles Schwab & Co., Inc.	62.21%
	National Financial Services Corp.	26.69%
	MSCS Financial Services Trust	7.46%

Class C	Morgan Stanley	42.60%
	Pershing LLC	21.88%
	National Financial Services Corp.	14.51%

Advisor Class	Morgan Stanley	96.68%

Class Z	Gerlach & Co., LLC	100.00%

Managed Futures Strategy Fund
Investor Class	Forward Management, LLC	74.05%
	National Financial Services Corp.	18.15%
	Charles Schwab & Co., Inc.	6.05%
Institutional Class	Forward Management, LLC	92.43%
	Charles Schwab & Co., Inc.	7.57%

Class C	Forward Management, LLC	83.61%
	National Financial Services Corp.	7.55%
	Pershing LLC	6.09%

Class Z	Gerlach & Co., LLC	100.00%

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2013, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds From Investments Sold
Credit Analysis Long/Short Fund	$507,562,770	$293,800,209
EM Corporate Debt Fund	217,798,123	109,914,063
Emerging Markets Fund	6,655,332	5,015,642
Endurance Long/Short Fund	6,007,429	5,929,771
Global Credit Long/Short Fund	6,246,461	7,253,687
Global Dividend Fund	20,446,113	20,523,443
International Dividend Fund	207,431,805	104,543,392
International Small Companies Fund	97,698,849	89,750,017
Select EM Dividend Fund	33,291,746	44,514,396
Small Cap Equity Fund	20,965,690	28,308,727
Tactical Enhanced Fund	690,164,002	732,059,149
Tactical Growth Fund	717,602,576	685,143,002
Commodity Long/Short Strategy Fund	6,773,404	14,530,791
Managed Futures Strategy Fund	0	0

201	June 30, 2013

Notes to Financial Statements (Unaudited)

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2013 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Credit Analysis Long/Short Fund	$5,944,717	$5,938,789
EM Corporate Debt Fund	26,956,813	12,180,781
Global Credit Long/Short Fund	1,743,693	1,300,709
Commodity Long/Short Strategy Fund	21,857,355	20,126,493

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2013, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Credit Analysis Long/Short Fund	$878,299,836	$11,639,185	$(40,710,911)	$(29,071,726)
EM Corporate Debt Fund	311,008,652	1,978,676	(15,535,508)	(13,556,832)
Emerging Markets Fund	11,848,590	1,158,274	(920,713)	237,561
Endurance Long/Short Fund	3,969,262	385,359	(113,346)	272,013
Global Credit Long/Short Fund	6,338,303	66,224	(860,919)	(794,695)
Global Dividend Fund	19,621,336	3,147,616	(1,155,533)	1,992,083
International Dividend Fund	231,272,930	20,533,477	(14,677,563)	5,855,914
International Small Companies Fund	139,220,179	34,173,355	(5,853,113)	28,320,242
Select EM Dividend Fund	34,069,762	3,097,015	(2,592,368)	504,647
Small Cap Equity Fund	27,602,460	5,270,306	(1,381,700)	3,888,606
Tactical Enhanced Fund	41,650,000	0	0	0
Tactical Growth Fund	817,639,817	0	(2,458,222)	(2,458,222)
Commodity Long/Short Strategy Fund	81,843,381	423,632	(376,028)	47,604
Managed Futures Strategy Fund	6,512,718	70,858	(131,998)	(61,140)

Capital Losses: As of December 31, 2012, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

Fund	Expiring in 2016	Expiring in 2017
EM Corporate Debt Fund	—	$51,786
Global Dividend Fund	—	1,991,198
International Dividend Fund(a)	—	2,145,728
International Small Companies Fund	$53,538,269	179,253,577
Small Cap Equity Fund(a)	4,805,443	32,891,767

Capital loss carryovers used during the period ended December 31, 2012, were:

Fund	Amount
Small Cap Equity Fund	$1,347,188

(a) Subject to limitations under §382 of the Code.

June 30, 2013	202

Notes to Financial Statements (Unaudited)

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was enacted. Certain of the enacted provisions include:

Post enactment losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a Regulated Investment Company (“RIC”) for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The Funds have adopted the noted provisions of the Act for the period ending June 30, 2013.

Post-Enactment Capital Losses*

Capital losses deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
EM Corporate Debt Fund	$849,126	$387,263
Emerging Markets Fund	1,859,917	—
Endurance Long/Short Fund	36,305	4,179
Global Dividend Fund	324,809	30,145
International Dividend Fund	2,057,084	239,208
International Small Companies Fund	1,659,396	—
Select EM Dividend Fund	1,799,005	349,133
Commodity Long/Short Strategy Fund	362,380	48,390

The Funds elect to defer to the period ending December 31, 2013 capital losses recognized during the period November 1, 2012 to December 31, 2012 in the amount of:

Fund	Amount
Endurance Long/Short Fund	$48,047
Global Credit Long/Short Fund	242,873
Global Dividend Fund	189,721
International Dividend Fund	1,398,050
Select EM Dividend Fund	420,107
Small Cap Equity Fund	312,679
Tactical Growth Fund	8,646,916
Commodity Long/Short Strategy Fund	18,011

The Funds elect to defer to the period ending December 31, 2013 late year ordinary losses recognized during the period November 1, 2012 to December 31, 2012 in the amount of:

Fund	Amount
Emerging Markets Fund	$668
Endurance Long/Short Fund	64
Select EM Dividend Fund	22,322

*Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Act, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

203	June 30, 2013

Notes to Financial Statements (Unaudited)

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year end. Accordingly, tax basis balances have not been determined as of June 30, 2013.

The tax character of distributions paid for the year ended December 31, 2012 were as follows:

Fund	Ordinary Income Total	Long-term Capital Total	Return of Capital
Credit Analysis Long/Short Fund	$14,195,148	$2,445,869	—
EM Corporate Debt Fund	6,374,095	—	—
Emerging Markets Fund	100,000	662,659	—
Global Credit Long/Short Fund	434,058	—	—
Global Dividend Fund	826,768	—	$60,007
International Dividend Fund	4,986,870	—	—
International Small Companies Fund	2,949,998	—	—
Select EM Dividend Fund	922,606	—	8,580
Tactical Enhanced Fund	530,001	1,465,343	—
Tactical Growth Fund	—	31,748,342	—
Managed Futures Strategy Fund	1,571	—	—

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2013. However, the following are details relating to the subsequent events through the date the financial statements were issued.

The following information applies to the Global Credit Long/Short Fund only:

Liquidation of the Global Credit Long/Short Fund: On June 5, 2013, the Board of Trustees, including all of the Trustees who are not “interested persons” of the Trust

(as that term is defined in the 1940 Act), approved the liquidation of the Global Credit Long/Short Fund. The Global Credit Long/Short Fund was liquidated pursuant to a Board approved Plan of Liquidation on July 26, 2013 (the “Liquidation Date”). On the Liquidation Date, the Global Credit Long/Short Fund distributed pro rata to its respective shareholders of record all of the assets of the Fund in complete cancellation and redemption of all of the outstanding shares of beneficial interest, except for cash, bank deposits or cash equivalents in an estimated amount necessary to (i) discharge any unpaid liabilities and obligations of the Fund on the Fund’s books on the Liquidation Date, including, but not limited to, income dividends and capital gains distributions, if any, payable through the Liquidation Date, and (ii) pay such contingent liabilities as the officers of the Trust deem appropriate subject to ratification by the Board.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2013. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2013 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

June 30, 2013	204

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Citibank, N.A.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardinvesting.com

Forward Commodity Long/Short Strategy Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Frontier Strategy Fund

Forward Global Credit Long/Short Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Managed Futures Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward Multi-Strategy Fund

Printed on paper containing recycled content using soy-based inks.	SAR FSD000216 083114

Semi-Annual Report June 30, 2013

Forward Global Infrastructure Fund Forward International Real Estate Fund Forward Real Estate Fund Forward Real Estate Long/Short Fund Forward Select Income Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by Forward Securities, LLC.

101 California Street, 16th Floor, San Francisco, California 94111

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2013

1

Shareholder Update	June 30, 2013

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

With today’s low yields, shifting interest rates and mixed global economic outlook, it’s a challenging time to be a long-term investor. We believe that investors who want to get ahead need to look beyond conventional broad market strategies and seek ways to build resilience into their portfolios.

If anything, the last five years have shown us that we cannot put all of our eggs in one basket. At Forward, we realize that we have to change and adapt with the markets to continue to help our clients build diversified portfolios. That means offering funds like our Forward Commodity Long/Short Strategy Fund that have had negative correlation to other asset classes1, or strategies that seek to provide income and growth, like Forward Income Builder Fund which offers asset class diversification in one fund. Or our two newest funds that launch on July 31 and focus on providing investors new income alternatives – Forward Dynamic Income Fund and Forward Select Income Opportunity Fund.

Forward will continue to research new ideas to identify solutions to help advisors and investors advance toward their financial goals. And our focus will remain on outcome-oriented, problem-solving strategies that seek to help our clients find alpha, diversify portfolios with low-correlation strategies, provide income and hedge against risks.

Unique income sources

In May 2012 we introduced Forward Income Builder Fund, an income strategy built for today’s low yield environment. The fund is an actively managed portfolio and invests across our diverse mix of traditional, alternative and global income-producing strategies, including our dividend strategies, international real estate, global infrastructure, high yield and emerging market (EM) corporate debt. As of June 30, the fund had a current yield of 5.15% and a 30-day SEC yield of 4.98%2.

Our Select Income Fund, which focuses on preferred real estate securities, also targets stable, reliable income. The fund delivered a 6.69% current yield and a 30-day SEC yield of 5.73% as of June 30.

Strategic access to overseas markets

After a long run of strong performance, EM index funds and exchange-traded funds dropped sharply in the first half of the year and as a result many investors have taken their EM exposure to a 12-year low3. In our view, a passive, broad-brush approach to EMs misses many opportunities to deliver low-correlation returns. Forward Emerging Markets Fund, Forward Select EM Dividend Fund and Forward EM Corporate Debt Fund are active strategies that seek to find opportunities away from the indices and take advantage of favorable valuations.

Meanwhile, many investors are paying attention to the frontier markets, which have performed strongly this year. Forward Frontier Strategy Fund provides exposure to these fast-growing markets and the fund’s Investor Class shares returned 9.29% in the first half of the year.

With our array of global and EM strategies, we remain strong believers in the growth and diversification potential of global strategies.

Tactical solutions

While the strong rally of the S&P 500 Index in the first half of the year buoyed stock portfolios, recent spikes in volatility and the phasing out of government stimulus programs have many wondering about downside risks. Forward’s two tactical equity strategies, Tactical Growth Fund and Tactical Enhanced Fund, seek to provide a backstop against market downturns by actively managing long and short market exposure.

Similarly, our Commodity Long/Short Strategy Fund and Managed Futures Strategy Fund systematically shift exposure to those markets as they move. Both funds help address inflation concerns with the Commodity Long/Short Strategy Fund’s Institutional Class shares returning 9.98% as of June 30.

[1]	Morningstar, 12/31/10 – 06/30/13

[2]	The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.forwardinvesting.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]	Reuters, “Investors cut emerging market exposure to near 12-year low – poll,” July 16, 2013.

June 30, 2013	2

The role of hard assets

Investors often look to real estate as an asset whose value endures through the markets’ ups and downs. Forward Real Estate Long/Short Fund is a value-focused, long/short strategy that distills the portfolio team’s best ideas with the goal of enhancing total return. Year to date, the fund’s Class A shares have returned 7.02%.

We hope that as you think about your investment challenges, you continue to look to Forward for new thinking and strategies designed to help meet your goals for returns, income, global exposure and portfolio diversification. We also invite you to explore www.forwardinvesting.com/fwd-thinking, where we regularly post our latest research publications and webcasts on timely investment topics. Our recent white paper, The 5% Problem: Double Jeopardy for Traditional Bond Investors, addresses some of the key issues facing investors today in the current market environment.

The team at Forward thanks you for your continued confidence and trust in us. We never forget that helping investors achieve their investment goals is what our business is really about, and we are privileged to be your partners in that effort.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk. (Forward Income Builder Fund)

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Income Builder Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Income Builder Fund, Forward Managed Futures Strategy Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward Income Builder Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward Income Builder Fund, Forward Managed Futures Strategy Fund)

June 30, 2013

3

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund)

Higher portfolio turnover rates will involve greater transaction costs, and may increase the potential for taxable distributions being paid to shareholders. (Forward Tactical Enhanced Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Dynamic Income Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Dynamic Income Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies. (Forward Dynamic Income Fund)

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward Dynamic Income Fund and Forward Select Income Opportunity Fund were launched on July 31, 2013, and each has a limited operating history.

Forward Commodity Long/Short Strategy Fund seeks long-term total return.

Forward Dynamic Income Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the S&P 500 Index.

Forward EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income).

Forward Emerging Markets Fund seeks to achieve long-term growth of capital.

Forward Frontier Strategy Fund seeks capital growth.

Forward Income Builder Fund seeks high current income and some stability of principal.

Forward Managed Futures Strategy Fund seeks long-term total return.

Forward Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Forward Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income.

Forward Select Income Fund seeks high current income and potential for modest long-term growth of capital.

Forward Select Income Opportunity Fund seeks total return through current income and long-term capital appreciation.

Forward Tactical Enhanced Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Forward Tactical Growth Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Alpha is a coefficient measuring risk-adjusted performance.

Correlation is a statistical measure of how two securities move in relation to each other.

S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. One cannot invest directly in an index.

Valuation is the process of determining the value of an asset or company based on earnings and the market value of assets.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Alan Reid is a registered representative of Forward Securities, LLC.

June 30, 2013	4

Shareholder Update	June 30, 2013

A MESSAGE FROM:	Jim O’Donnell, CFA Chief Investment Officer

Dear Shareholder:

The first half of 2013 was a bit of a wild ride. Many asset classes and markets around the globe enjoyed an exhilarating rally in the first three months of the year only to relinquish a healthy portion of those gains in the months of May and June. Needless to say, this served to unnerve many investors and market participants as they were left to wonder what happened.

So, what happened? From our perspective, the lynchpin of the uncertainty which precipitated the market’s decline was the Federal Reserve’s indication that the days of their quantitative easing program of bond buying—which has artificially served to lower long-term interest rates—may indeed be numbered. The repercussions of this action by the Fed were far reaching—impacting stocks, bonds, real estate, currencies and commodities, and domestic and international investments.

Taking a step back, it is important to understand that the epicenter of this shock wave emanated from the credit markets. When investing in income and credit assets, we believe investors must always assess whether they are being compensated for these three primary risks:

1. Inflation

2. Credit

3. Liquidity

Inflation risk is when a future dollar repaid does not equal the value of a dollar today. We analyze this risk by looking at the sensitivity of prices of investments to changes in interest rates (which frequently move in response to changes in inflationary threats).

Credit risk is the risk of not being repaid. Analysis for this risk looks at fundamental factors related to the borrower including debt quality, how much debt is owed, capacity for repayment as well as the overall economic climate and default rates.

Liquidity risk is the risk that a security cannot be traded quickly enough in the market to prevent a loss or make a profit. While this risk is the toughest to gauge, many market players assess this by looking at valuations, sentiment, leverage levels of market participants, interest rate spreads and the direction of fund flows.

We reached a stage in early 2013 where inflation-adjusted interest rates went negative, interest rate spreads narrowed and valuations became elevated. At that point, many of Forward’s portfolio managers elected to reduce leverage, take profits in positions that had become overvalued and raise cash so they could be in a better position to buy new holdings. They believed risk levels needed to be reduced as investors were not being adequately compensated for the risks outlined above.

The sell-off in the credit markets also extended to other income-oriented equity asset classes and then radiated out to other asset classes and markets, and it was instructive in terms of illustrating the magnitude and dimensions of liquidity risk. One can make a persuasive argument to the effect that the landscape of liquidity risk has changed dramatically since 2008. Reform legislation—like the Volcker Rule and Basel III—encourages traditional liquidity providers in the credit markets to curtail market making activities. The constraints of the reform legislation have reduced the capital which traditionally provided liquidity to the markets, and have caused market makers—those who buy and sell securities from their own accounts in order to provide liquidity and reduce volatility in the markets—to redeploy capital for other purposes. The net effect is that credit market investments and income-oriented investments may tend to be more volatile on a going forward basis than investors have traditionally experienced in the past. We believe the impacts of liquidity risk are more temporary in nature and may present attractive buying opportunities.

As we look forward to the second half of 2013, there is intense focus on the slowing rate of China’s economic growth. As these concerns heighten, we believe that emerging market equities may present an attractive buying opportunity. Another way to capitalize on declining demand in China may be via strategies which can gain short exposure to the commodities demanded by Chinese firms.

5	June 30, 2013

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds in the first half of 2013, and thank you for the continued confidence that you place in our funds.

Sincerely,

Jim O’Donnell, CFA

Chief Investment Officer

Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Diversification does not assure profit or protect against risk.

Basel III is a global, voluntary regulatory standard on bank capital adequacy, stress testing and market liquidity risk.

Leverage refers to the use of various financial instruments or borrowed capital, such as margin, to increase the potential return of an investment.

Liquidity is the degree to which an asset or security can be bought or sold in the market without affecting the asset’s price.

Quantitative easing refers to a form of monetary policy used to stimulate an economy where interest rates are either at, or close to, zero.

Valuation is the process of determining the value of an asset or company based on earnings and the market value of assets.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

The Volcker Rule is a proposal by American economist and former Federal Reserve Chairman Paul Volcker to restrict banks from making certain kinds of speculative investments if they are not on behalf of their customers.

Jim O’Donnell has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Forward Funds are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

©Forward Management, LLC. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

June 30, 2013	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

See page 9 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.forwardinvesting.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Global Infrastructure Fund(a)	1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	10.33%	N/A	-1.78%	05/02/11
Institutional Class	10.68%	-1.07%	-0.63%	06/29/07
Class A (load adjusted)(b)	3.91%	-2.52%	-1.90%	06/29/07
Class A (without load)(c)	10.27%	-1.36%	-0.93%	06/29/07
Class B (with CDSC)(d)	4.65%	-2.43%	-1.64%	06/29/07
Class B (without CDSC)(e)	9.65%	-2.06%	-1.64%	06/29/07
Class C (with CDSC)(f)	8.59%	-2.06%	-1.64%	06/29/07
Class C (without CDSC)(g)	9.59%	-2.06%	-1.64%	06/29/07
Advisor Class(h)	10.67%	N/A	5.86%	02/01/10

Forward International Real Estate Fund(i)	1 Year	5 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	10.75%	N/A	6.85%	05/02/11
Institutional Class	11.12%	4.59%	2.51%	04/28/06
Class A (load adjusted)(b)	4.24%	3.06%	1.39%	04/28/06
Class A (without load)(c)	10.62%	4.28%	2.23%	04/28/06
Class C (with CDSC)(f)	9.00%	3.54%	1.50%	04/28/06
Class C (without CDSC)(g)	10.00%	3.54%	1.50%	04/28/06
Advisor Class(h)	11.07%	N/A	7.27%	05/02/11

Forward Real Estate Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	9.69%	4.80%	8.57%	8.93%	05/10/99
Institutional Class	10.11%	4.99%	N/A	2.42%	05/01/08
Class A (load adjusted)(b)	3.33%	N/A	N/A	20.33%	06/12/09
Class A (without load)(c)	9.61%	N/A	N/A	22.12%	06/12/09
Class C (with CDSC)(f)	8.05%	N/A	N/A	21.26%	06/12/09
Class C (without CDSC)(g)	9.05%	N/A	N/A	21.26%	06/12/09

7	June 30, 2013

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

See page 9 for important performance disclosure information about the Forward Funds.

Forward Real Estate Long/Short Fund(k)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	13.25%	N/A	N/A	9.77%	05/02/11
Institutional Class	13.69%	4.10%	N/A	0.83%	04/28/06
Class A (load adjusted)(b)	6.76%	2.08%	4.82%	10.26%	09/15/99
Class A (without load)(c)	13.26%	3.30%	5.45%	10.73%	09/15/99
Class B (with CDSC)(d)	7.59%	2.23%	4.68%	9.93%	09/15/99
Class B (without CDSC)(e)	12.59%	2.57%	4.68%	9.93%	09/15/99
Class C (with CDSC)(f)	11.62%	2.57%	4.68%	9.93%	09/15/99
Class C (without CDSC)(g)	12.62%	2.57%	4.68%	9.93%	09/15/99
Advisor Class(h)	13.75%	N/A	N/A	10.26%	05/02/11

Forward Select Income Fund(l)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	12.99%	N/A	N/A	16.82%	10/26/11
Institutional Class	13.43%	11.42%	N/A	5.61%	04/28/06
Class A (load adjusted)(b)	6.50%	9.76%	5.35%	8.97%	03/30/01
Class A (without load)(c)	13.00%	11.06%	5.98%	9.50%	03/30/01
Class B (with CDSC)(d)(m)	7.31%	9.96%	5.18%	8.67%	03/30/01
Class B (without CDSC)(e)(m)	12.31%	10.24%	5.18%	8.67%	03/30/01
Class C (with CDSC)(f)(m)	11.31%	10.24%	5.17%	8.67%	03/30/01
Class C (without CDSC)(g)(m)	12.31%	10.24%	5.17%	8.67%	03/30/01
Advisor Class(h)	13.42%	N/A	N/A	15.18%	02/01/10

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) Includes the effect of the maximum 5.75% sales charge.

(c) Excludes sales charge.

(d) Includes the contingent deferred sales charge ("CDSC"), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(e) Excludes the contingent deferred sales charge ("CDSC"), which declines from 5% beginning at time of purchase to 0% at the beginning of the seventh year.

(f) Includes the 1.00% contingent deferred sales charge ("CDSC").

(g) Excludes the 1.00% contingent deferred sales charge ("CDSC").

(h) Prior to May 1, 2013, the Advisor Class was known as Class M.

(i) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(j) Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund. Prior to October 30, 2006, the Forward Progressive Real Estate Fund was known as the Forward Uniplan Real Estate Investment Fund.

(k) Prior to May 1, 2011 the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund. Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

June 30, 2013	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

(l) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(m) While Class B and Class C shares were initially offered for purchase effective March 30, 2001, no shareholder activity occurred until April 13, 2001.

Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Forward Global Infrastructure Fund

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Forward International Real Estate Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Forward Real Estate Fund

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Forward Real Estate Long/Short Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

June 30, 2013

9

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund.

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Forward Select Income Fund

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund.

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector.

June 30, 2013	10

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table on the next page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

11	June 30, 2013

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward Global Infrastructure Fund	Beginning Account Value 1/01/2013	Ending Account Value 6/30/2013	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Investor Class
Actual	$1,000.00	$997.30	1.64%	$8.12

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Institutional Class
Actual	$1,000.00	$998.60	1.24%	$6.14

Hypothetical	$1,000.00	$1,018.65	1.24%	$6.21
Class A
Actual	$1,000.00	$996.50	1.63%	$8.07

Hypothetical	$1,000.00	$1,016.71	1.63%	$8.15
Class B
Actual	$1,000.00	$994.10	2.22%	$10.98

Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08
Class C
Actual	$1,000.00	$993.80	2.22%	$10.97

Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08
Advisor Class
Actual	$1,000.00	$998.50	1.25%	$6.19
Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Forward International Real Estate Fund
Investor Class
Actual	$1,000.00	$964.20	1.70%	$8.28

Hypothetical	$1,000.00	$1,016.36	1.70%	$8.50
Institutional Class
Actual	$1,000.00	$965.40	1.33%	$6.48

Hypothetical	$1,000.00	$1,018.20	1.33%	$6.66
Class A
Actual	$1,000.00	$963.50	1.71%	$8.32

Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55
Class C
Actual	$1,000.00	$960.90	2.31%	$11.23

Hypothetical	$1,000.00	$1,013.34	2.31%	$11.53
Advisor Class
Actual	$1,000.00	$965.80	1.34%	$6.53
Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

June 30, 2013

12

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward Real Estate Fund	Beginning Account Value 01/01/2013	Ending Account Value 06/30/2013	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Investor Class
Actual	$1,000.00	$1,066.30	1.62%	$8.30

Hypothetical	$1,000.00	$1,016.76	1.62%	$8.10
Institutional Class
Actual	$1,000.00	$1,067.50	1.25%	$6.41

Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Class A
Actual	$1,000.00	$1,066.00	1.64%	$8.40

Hypothetical	$1,000.00	$1,016.66	1.64%	$8.20
Class C
Actual	$1,000.00	$1,062.70	2.22%	$11.35
Hypothetical	$1,000.00	$1,013.79	2.22%	$11.08

Forward Real Estate Long/Short Fund
Investor Class
Actual	$1,000.00	$1,070.50	1.77%	$9.09

Hypothetical	$1,000.00	$1,016.02	1.77%	$8.85
Institutional Class
Actual	$1,000.00	$1,072.20	1.39%	$7.14

Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95
Class A
Actual	$1,000.00	$1,070.20	1.78%	$9.14

Hypothetical	$1,000.00	$1,015.97	1.78%	$8.90
Class B
Actual	$1,000.00	$1,066.70	2.36%	$12.09

Hypothetical	$1,000.00	$1,013.09	2.36%	$11.78
Class C
Actual	$1,000.00	$1,066.90	2.36%	$12.09

Hypothetical	$1,000.00	$1,013.09	2.36%	$11.78
Advisor Class
Actual	$1,000.00	$1,072.40	1.39%	$7.14
Hypothetical	$1,000.00	$1,017.90	1.39%	$6.95

Forward Select Income Fund
Investor Class
Actual	$1,000.00	$1,054.30	1.59%	$8.10

Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95

June 30, 2013

13

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward Select Income Fund (continued)	Beginning Account Value 01/01/2013	Ending Account Value 06/30/2013	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Institutional Class
Actual	$1,000.00	$1,056.30	1.19%	$6.07

Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96
Class A
Actual	$1,000.00	$1,054.50	1.59%	$8.10

Hypothetical	$1,000.00	$1,016.91	1.59%	$7.95
Class B
Actual	$1,000.00	$1,051.40	2.17%	$11.04

Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84
Class C
Actual	$1,000.00	$1,051.30	2.17%	$11.04

Hypothetical	$1,000.00	$1,014.03	2.17%	$10.84
Advisor Class
Actual	$1,000.00	$1,056.70	1.21%	$6.17

Hypothetical	$1,000.00	$1,018.79	1.21%	$6.06

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

June 30, 2013

14

Summary of Portfolio Holdings (Note 10) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Forward Global Infrastructure Fund
United States	21.61%
China	9.19%
Japan	8.45%
Hong Kong	6.93%
France	6.73%
Indonesia	6.53%
United Kingdom	3.71%
Canada	3.13%
Italy	2.89%
Thailand	2.62%
Turkey	2.49%
Australia	2.46%
Mexico	2.13%
Malaysia	1.69%
Philippines	1.53%
Austria	1.39%
Germany	1.30%
Chile	1.22%
Brazil	1.13%
Norway	1.09%
Poland	1.03%
Switzerland	1.00%
South Korea	0.81%
Taiwan	0.78%
Luxembourg	0.69%
Israel	0.67%
Czech Republic	0.58%
Cyprus	0.56%
Singapore	0.54%
South Africa	0.51%
Net Cash & Cash Equivalents	4.61%
100.00%

Forward International Real Estate Fund
Hong Kong	36.15%
Canada	33.06%
Australia	10.61%

Philippines	3.64%
Malaysia	3.37%
Singapore	2.81%
Japan	1.61%
Norway	1.27%
Sweden	0.79%
Netherlands	0.74%
United Kingdom	0.70%
Finland	0.49%
France	0.33%
Net Cash & Cash Equivalents	4.43%
100.00%

Forward Real Estate Fund
REITs-Apartments	21.03%
REITs-Office Property	13.72%
REITs-Diversified	13.68%
REITs-Regional Malls	11.05%
REITs-Health Care	8.90%
REITs-Hotels	8.18%
REITs-Shopping Centers	4.95%
REITs-Warehouse/Industrial	4.78%
REITs-Storage	2.66%
Real Estate Operating/Development	2.64%
Net Cash & Cash Equivalents	8.41%
100.00%

Forward Real Estate Long/Short Fund*
REITs-Apartments	21.89%
REITs-Office Property	20.66%
REITs-Hotels	11.91%
REITs-Diversified	11.23%
REITs-Shopping Centers	8.49%
REITs-Regional Malls	8.04%
REITs-Health Care	6.45%
Real Estate Operating/Development	6.35%
REITs-Mortgage	6.30%
REITs-Warehouse/Industrial	4.51%

June 30, 2013

15

Summary of Portfolio Holdings (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund* (continued)
REITs-Storage	2.62%
REITs-Specialized	2.30%
Financials-Mortgage	0.98%
Exchange-Traded Funds	0.61%
Oil, Gas & Consumable Fuels	0.37%
Hotels & Motels	0.21%
Net Other Assets and Liabilities	-12.92%
100.00%

Forward Select Income Fund
REITs-Hotels	18.89%
REITs-Shopping Centers	14.19%
REITs-Diversified	12.12%
REITs-Office Property	11.85%
REITs-Warehouse/Industrial	9.07%
REITs-Mortgage	8.70%
REITs-Apartments	6.09%
REITs-Regional Malls	5.66%
REITs-Health Care	4.75%
Real Estate Operating/Development	2.64%
REITs-Specialized	2.43%
Retail-Toy Store	2.37%
REITs-Manufactured Homes	2.17%
Department Stores	1.77%
Medical-Nursing Homes	1.32%
REITs-Residential	1.00%
Real Estate Management/Services	0.95%
REITs-Industrial	0.90%
Oil, Gas & Consumable Fuels	0.34%
Other	0.30%
Net Other Assets and Liabilities	-7.51%
100.00%

These allocations may not reflect the current or future position of the portfolios.

* Weightings reflect long positions and excludes securities sold short, short-term instruments and derivative instruments.

REIT — Real Estate Investment Trust

June 30, 2013

16

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)

Common Stocks: 95.39%
Australia: 2.46%

65,000	Monadelphous Group, Ltd.	$959,458

2,000,000	NRW Holdings, Ltd.	1,664,487

310,000	Transurban Group	1,916,538

		4,540,483

Austria: 1.39%

50,200	Andritz AG	2,576,127

Brazil: 1.13%

175,000	Companhia de Concessoes Rodoviarias	1,392,879

100,000	Ecorodovias Infraestrutura e Logistica SA	699,576

		2,092,455

Canada: 3.13%

47,000	Black Diamond Group, Ltd.	998,811

51,500	Potash Corp. of Saskatchewan, Inc.	1,963,695

96,000	Suncor Energy, Inc.	2,829,705

		5,792,211

Chile: 1.22%

138,000	Enersis SA, Sponsored ADR	2,257,680

China: 9.19%

500,000	China Shenhua Energy Co., Ltd., Class H	1,276,423

1,950,000	CIMC Enric Holdings, Ltd.	3,032,085

861,000	ENN Energy Holdings, Ltd.	4,590,268

1,300,000	Harbin Electric Co., Ltd., Class H	859,845

2,800,000	Hilong Holding, Ltd.	1,646,199

2,237,000	Jiangsu Expressway Co., Ltd., Class H	2,307,359

900,000	PetroChina Co., Ltd., Series H	957,317

2,324,000	Shenzhen Expressway Co., Ltd., Class H	853,966

1,825,000	Zhejiang Expressway Co., Ltd., Class H	1,487,097

		17,010,559

Cyprus: 0.56%

75,000	Globaltrans Investment Plc, Sponsored GDR(a)	1,030,500

Czech Republic: 0.58%

45,000	CEZ AS	1,078,516

France: 6.73%

10,500	Aeroports de Paris	1,021,080

Shares		Value (Note 2)

385,000	Groupe Eurotunnel SA	$2,928,618

24,000	Total SA	1,171,635

112,000	Vinci SA	5,620,701

90,000	Vivendi SA	1,704,501

		12,446,535

Germany: 1.30%

27,500	Fraport AG Frankfurt Airport Services Worldwide	1,663,759

7,300	Siemens AG	737,830

		2,401,589

Hong Kong: 6.93%

4,500,229	China Water Affairs Group, Ltd.	1,688,445

3,301,104	COSCO Pacific, Ltd.	4,290,216

1,545,750	First Pacific Co., Ltd.	1,656,150

2,500,000	Guangdong Investment, Ltd.	2,166,051

650,000	SmarTone Telecommunications Holdings, Ltd.	1,079,415

3,847,000	Yuexiu Transport Infrastructure, Ltd.	1,944,320

		12,824,597

Indonesia: 6.53%

29,300,000	Bekasi Fajar Industrial Estate Tbk PT(b)	2,332,191

8,000,000	Express Transindo Utama Tbk PT(b)	1,088,161

5,000,000	Perusahaan Gas Negara Persero Tbk PT	2,896,726

950,000	Semen Indonesia Persero Tbk PT	1,636,776

1,125,500	Tambang Batubara Bukit Asam Persero Tbk PT	1,508,227

2,300,000	Telekomunikasi Indonesia Persero Tbk PT	2,607,053

		12,069,134

Israel: 0.67%

25,000	Check Point Software Technologies, Ltd.(b)	1,242,000

Italy: 2.89%

165,000	Ansaldo STS SpA	1,596,822

177,500	Danieli & C. Officine Meccaniche SpA	2,675,462

131,274	Societa Iniziative Autostradali Servizi SpA	1,073,930

		5,346,214

See Notes to Financial Statements	17	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)
Japan: 8.45%

12,000	East Japan Railway Co.	$932,849

140,000	Fujitec Co., Ltd.	1,403,105

240,000	Hitachi, Ltd.	1,541,440

225	Inpex Corp.	939,201

38,000	Itochu Techno-Solutions Corp.	1,572,797

87,600	KDDI Corp.	4,557,532

75,000	Kurita Water Industries, Ltd.	1,588,778

69,000	Maeda Road Construction Co., Ltd.	1,072,081

374,000	Sankyu, Inc.	1,410,325

110,000	Tokyo Gas Co., Ltd.	607,784

		15,625,892

Luxembourg: 0.69%

31,800	Tenaris SA, ADR	1,280,586

Malaysia: 1.69%

545,000	IJM Corp. Bhd	974,600

1,075,000	Malaysia Airports Holdings Bhd	2,146,938

		3,121,538

Mexico: 2.13%

100,500	America Movil SAB de CV, ADR, Series L	2,185,875

350,000	OHL Mexico SAB de CV(b)	831,954

100,000	Promotora Operador Infrastructure SAB de CV(b)	918,313

		3,936,142

Norway: 1.09%

2,335,000	Vard Holdings, Ltd.	2,008,008

Philippines: 1.53%

50,000	Ayala Corp.	671,296

737,100	International Container Terminal Services, Inc.	1,484,437

5,500,000	Metro Pacific Investments Corp.	672,223

		2,827,956

Poland: 1.03%

160,000	Enea SA	637,554

970,000	Tauron Polska Energia SA	1,258,224

		1,895,778

Shares		Value (Note 2)
Singapore: 0.54%

255,000	SembCorp Industries, Ltd.	$995,858

South Africa: 0.51%

51,000	MTN Group, Ltd.	949,312

South Korea: 0.81%

8,100	SK Telecom Co., Ltd.	1,489,427

Switzerland: 1.00%

62,000	ABB, Ltd.	1,346,270

1,000	Flughafen Zuerich AG	502,356

		1,848,626

Taiwan: 0.78%

190,000	Cleanaway Co., Ltd.(b)	1,451,737

Thailand: 2.62%

165,000	Electricity Generating Pcl, Non-Voting Depositary Receipt	718,201

225,000	Glow Energy Pcl, Non-Voting Depositary Receipt	520,514

518,358	PTT Exploration & Production Pcl	2,649,033

22,200	Shin Corp. Pcl	62,273

317,800	Shin Corp. Pcl, Non-Voting Depositary Receipt	891,459

		4,841,480

Turkey: 2.49%

628,571	Enka Insaat ve Sanayi AS	1,580,635

225,000	Netas Telekomunikasyon AS	1,056,930

575,000	Tekfen Holding AS	1,967,646

		4,605,211

United Kingdom: 3.71%

55,000	AMEC Plc	840,710

320,000	Centrica Plc	1,753,118

45,000	Ensco Plc, Class A(c)	2,615,400

71,254	Scottish & Southern Energy Plc	1,650,542

		6,859,770

United States: 21.61%

87,500	AES Corp.	1,049,125

15,600	CF Industries Holdings, Inc.	2,675,400

143,000	Cisco Systems, Inc.	3,476,330

31,500	CME Group, Inc.	2,393,370

June 30, 2013	18	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Global Infrastructure Fund

Shares		Value (Note 2)
United States (continued): 21.61%

120,000	CSX Corp.	$2,782,800

39,500	Eaton Corp. Plc	2,599,495

101,500	Freeport-McMoRan Copper & Gold, Inc.	2,802,415

73,500	KBR, Inc.	2,388,750

330,000	McDermott International, Inc.(b)(c)	2,699,400

23,000	National Oilwell Varco, Inc.	1,584,700

54,200	Norfolk Southern Corp.	3,937,630

5,500	Oil States International, Inc.(b)	509,520

33,300	Parker Hannifin Corp.	3,176,820

168,000	Peabody Energy Corp.	2,459,520

61,500	Schnitzer Steel Industries, Inc., Class A	1,437,870

29,500	Targa Resources Corp.	1,897,735

64,934	Williams Cos., Inc.(c)	2,108,407

		39,979,287

	Total Common Stocks (Cost $173,017,125)	176,425,208

	Total Investments: 95.39% (Cost $173,017,125)	176,425,208

	Net Other Assets and Liabilities: 4.61%	8,522,781

	Net Assets: 100.00%	$184,947,989

Percentages are stated as a percent of net assets.

(a) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $1,030,500 representing 0.56% of net assets.

(b) Non-income producing security.

(c) Security, or portion of security, is being held as collateral for potential transactions in options written. At period end, the aggregate market value of those securities was $3,147,517, representing 1.70% of net assets.

Investment Abbreviations:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Financial Statements	19	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)

Common Stocks: 95.57%
Australia: 10.61%

45,743	Carindale Property Trust	$229,253

850,000	CFS Retail Property Trust Group	1,554,741

91,000	Charter Hall Group	322,078

634,796	Commonwealth Property Office Fund	638,610

500,000	Dexus Property Group	489,286

500,000	Federation Centres, Ltd.	1,083,746

300,000	GPT Group	1,053,565

500,000	Investa Office Fund	1,330,675

825,000	Mirvac Group	1,210,983

300,644	Westfield Group	3,145,485

1,800,000	Westfield Retail Trust	5,103,207

		16,161,629

Canada: 33.06%

154,750	Allied Properties REIT	4,710,038

68,900	Boardwalk REIT	3,818,751

109,580	Brookfield Canada Office Properties	2,718,401

125,100	Canadian Apartment Properties REIT	2,694,224

399,600	Dundee Industrial REIT	3,442,404

442,100	Dundee REIT, Class A	13,720,780

437,900	H&R REIT	9,176,872

581,475	Holloway Lodging Corp.	1,946,175

250,000	Killam Properties, Inc.	2,543,501

21,400	Northern Property REIT	557,739

638,800	Pure Industrial Real Estate Trust	2,794,029

150,000	Retrocom Mid-Market REIT	740,230

50,000	RioCan REIT	1,201,388

56,700	Temple Hotels, Inc.	288,972

		50,353,504

Finland: 0.49%

241,826	Citycon OYJ	752,303

France: 0.33%

9,987	Societe Fonciere Lyonnaise SA	506,981

Shares		Value (Note 2)
Hong Kong: 36.15%

5,784,000	Asia Orient Holdings, Ltd.(a)	$1,163,355

22,870,000	Asia Standard Hotel(a)	2,948,666

16,894,000	Asia Standard International Group, Ltd.	3,637,545

67,400	China Motor Bus Co., Ltd.	564,849

4,888,000	Chuang’s Consortium International, Ltd.(a)	623,915

343,114,116	CSI Properties, Ltd.	14,377,433

5,471,000	Dorsett Hospitality International, Ltd.	1,269,693

350,000	Hang Lung Properties, Ltd.	1,220,660

300,000	Hopewell Holdings, Ltd.	999,865

112,215	Hysan Development Co., Ltd.	486,850

247,000	ITC Properties Group, Ltd.	103,181

860,500	Kerry Properties, Ltd.	3,372,748

42,119,000	Lai Fung Holdings, Ltd.	847,153

176,881,000	Lai Sun Development(a)	4,629,527

15,150,000	Magnificent Estates	732,493

813,000	New World Development Co., Ltd.	1,125,782

680,000	Regal REIT	206,033

1,162,000	Safety Godown Co., Ltd.	1,573,095

1,414,000	Sino Land Co., Ltd.	1,990,817

2,528,000	Soundwill Holdings, Ltd.	5,201,988

2,231,000	Sunlight REIT	911,839

11,230,000	Wing Tai Properties, Ltd.	7,080,241

		55,067,728

Japan: 1.61%

180	Kenedix Realty Investment Corp.	716,878

177	Nippon Accommodations Fund, Inc.	1,158,228

123	Sekisui House SI Investment Co.	584,740

		2,459,846

Malaysia: 3.37%

734,925	Hektar REIT	365,195

700,000	KLCC Property Holdings Bhd	1,506,567

2,203,500	Pavilion REIT	1,053,105

2,198,800	Quill Capita Trust	849,038

1,800,000	Starhill REIT	603,893

1,480,400	Tower REIT	749,688

		5,127,486

June 30, 2013	20	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward International Real Estate Fund

Shares		Value (Note 2)
Netherlands: 0.74%

28,446	Corio NV	$1,131,716

Norway: 1.27%

1,530,342	Norwegian Property ASA	1,939,900

Philippines: 3.64%

16,563,000	Empire East Land Holdings, Inc.(a)	360,398

15,750,000	Filinvest Land, Inc.	619,792

3,100,000	Global-Estate Resorts, Inc.(a)	129,167

5,000,000	Megaworld Corp.	381,944

6,111,000	Philippine Racing Club	1,322,635

11,000,000	Rockwell Land Corp.(a)	572,917

4,509,000	Shang Properties, Inc.	354,875

1,300,000	Starmalls, Inc.(a)	114,352

13,000,000	Vista Land & Lifescapes, Inc.	1,691,204

		5,547,284

Singapore: 2.81%

459,000	Frasers Commercial Trust	499,739

1,380,000	Sabana Shari’ah Compliant Industrial REIT	1,257,515

120,000	Singapore Land, Ltd.	849,231

2,510,000	Starhill Global REIT	1,673,333

2,700	Wing Tai Holdings, Ltd.	4,367

		4,284,185

Sweden: 0.79%

100,000	Hufvudstaden AB, Class A	1,195,926

United Kingdom: 0.70%

143,000	Hammerson Plc	1,059,863

	Total Common Stocks (Cost $152,529,955)	145,588,351

Shares		Value (Note 2)

Rights: 0.00%
Hong Kong: 0.00%

10,163	New World Development Co., Ltd.(a)	$0

	Total Rights (Cost $0)	0

	Total Investments: 95.57% (Cost $152,529,955)	145,588,351

	Net Other Assets and Liabilities: 4.43%	6,743,758

	Net Assets: 100.00%	$152,332,109

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See Notes to Financial Statements	21	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund

Shares		Value (Note 2)

Common Stocks: 91.59%
Real Estate Operating/Development: 2.64%

51,877	Forest City Enterprises, Inc., Class A(a)	$929,117

98,952	Thomas Properties Group, Inc.	524,446

		1,453,563

REITs-Apartments: 21.03%

15,200	American Campus Communities, Inc.	618,032

7,500	Apartment Investment & Management Co., Class A	225,300

14,066	Associated Estates Realty Corp.	226,181

24,158	AvalonBay Communities, Inc.	3,259,156

4,600	BRE Properties, Inc.	230,092

6,633	Camden Property Trust	458,606

44,223	Campus Crest Communities, Inc.	510,333

50,300	Equity Residential	2,920,418

3,000	Essex Property Trust, Inc.	476,760

11,200	Home Properties, Inc.	732,144

4,000	Post Properties, Inc.	197,960

82,900	Trade Street Residential, Inc.	729,520

38,100	UDR, Inc.	971,169

		11,555,671

REITs-Diversified: 13.68%

42,700	Armada Hoffler Properties, Inc.	503,006

24,092	Cousins Properties, Inc.	243,329

37,200	Digital Realty Trust, Inc.	2,269,200

70,861	Investors Real Estate Trust	609,405

56,526	Lexington Realty Trust	660,224

21,400	Liberty Property Trust	790,944

17,172	Vornado Realty Trust	1,422,700

5,279	Washington REIT	142,058

73,204	Winthrop Realty Trust	880,644

		7,521,510

REITs-Health Care: 8.90%

24,400	HCP, Inc.	1,108,736

18,000	Health Care REIT, Inc.	1,206,540

20,218	Senior Housing Properties Trust	524,253

29,535	Ventas, Inc.	2,051,501

		4,891,030

Shares		Value (Note 2)
REITs-Hotels: 8.18%

11,315	Chatham Lodging Trust	$194,392

15,300	Chesapeake Lodging Trust	318,087

81,244	DiamondRock Hospitality Co.	757,194

25,800	Hersha Hospitality Trust	145,512

71,158	Host Hotels & Resorts, Inc.	1,200,435

10,400	RLJ Lodging Trust	233,896

138,100	Strategic Hotels & Resorts, Inc.(a)	1,223,566

44,695	Summit Hotel Properties, Inc.	422,368

		4,495,450

REITs-Office Property: 13.72%

7,392	Alexandria Real Estate Equities, Inc.	485,802

27,700	BioMed Realty Trust, Inc.	560,371

16,094	Boston Properties, Inc.	1,697,434

12,500	Brandywine Realty Trust	169,000

5,800	Corporate Office Properties Trust	147,900

5,700	Douglas Emmett, Inc.	142,215

13,985	DuPont Fabros Technology, Inc.	337,738

61,100	Franklin Street Properties Corp.	806,520

18,800	Government Properties Income Trust	474,136

7,150	Hudson Pacific Properties, Inc.	152,152

3,400	Kilroy Realty Corp.	180,234

29,100	Mack-Cali Realty Corp.	712,659

195,787	MPG Office Trust, Inc.(a)	614,771

5,882	Parkway Properties, Inc.	98,582

10,899	SL Green Realty Corp.	961,183

		7,540,697

REITs-Regional Malls: 11.05%

46,500	General Growth Properties, Inc.	923,955

15,200	Macerich Co.	926,744

26,747	Simon Property Group, Inc.	4,223,886

		6,074,585

REITs-Shopping Centers: 4.95%

11,700	Developers Diversified Realty Corp.	194,805

21,081	Excel Trust, Inc.	270,048

7,946	Federal Realty Investment Trust	823,841

June 30, 2013	22	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Fund

Shares		Value (Note 2)
REITs-Shopping Centers (continued): 4.95%

34,203	Kimco Realty Corp.	$732,970

5,000	Ramco-Gershenson Properties Trust	77,650

15,339	Retail Opportunity Investments Corp.	213,212

5,100	Tanger Factory Outlet Centers, Inc.	170,646

3,200	Taubman Centers, Inc.	240,480

		2,723,652

REITs-Storage: 2.66%

7,300	Public Storage, Inc.	1,119,309

5,300	Sovran Self Storage, Inc.	343,387

		1,462,696

REITs-Warehouse/Industrial: 4.78%

7,423	First Industrial Realty Trust, Inc.	112,607

30,593	First Potomac Realty Trust	399,545

48,396	ProLogis	1,825,497

7,900	STAG Industrial, Inc.	157,605

7,200	Terreno Realty Corp.	133,416

		2,628,670

	Total Common Stocks (Cost $39,330,939)	50,347,524

	Total Investments: 91.59% (Cost $39,330,939)	50,347,524

	Net Other Assets and Liabilities: 8.41%	4,624,118

	Net Assets: 100.00%	$54,971,642

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Investment Abbreviations:

REIT — Real Estate Investment Trust

See Notes to Financial Statements	23	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)

Common Stocks: 101.72%
Hotels & Motels: 0.21%

75,000	Overseas Union Enterprise, Ltd.	$168,047

Oil, Gas & Consumable Fuels: 0.37%

20,000	Peabody Energy Corp.	292,800

Real Estate Operating/Development: 6.35%

21,020,000	CSI Properties, Ltd.	880,796

82,030	Forest City Enterprises, Inc., Class A(a)(b)	1,469,157

81,000	Global Logistic Properties, Ltd.	175,740

102,000	Great Eagle Holdings, Ltd.	389,928

75,000	Hysan Development Co., Ltd.	325,391

226,000	Soundwill Holdings, Ltd.	465,051

12,020	Terreno Realty Corp.	222,731

212,284	Thomas Properties Group, Inc.	1,125,105

		5,053,899

REITs-Apartments: 21.89%

22,900	American Campus Communities, Inc.(a)	931,114

14,500	Apartment Investment & Management Co., Class A(a)	435,580

23,088	Associated Estates Realty Corp.	371,255

32,042	AvalonBay Communities, Inc.(a)	4,322,787

17,800	Camden Property Trust(a)	1,230,692

76,008	Campus Crest Communities, Inc.(a)	877,132

78,100	Equity Residential(a)	4,534,487

5,000	Essex Property Trust, Inc.(a)	794,600

20,500	Home Properties, Inc.(a)	1,340,085

7,000	Post Properties, Inc.(a)	346,430

87,000	Trade Street Residential, Inc.	765,600

58,308	UDR, Inc.(a)	1,486,271

		17,436,033

REITs-Diversified: 10.64%

64,200	Armada Hoffler Properties, Inc.	756,276

16,000	Astro Japan Property Group	43,899

41,008	Cousins Properties, Inc.	414,181

104,634	Investors Real Estate Trust	899,852

95,274	Lexington Realty Trust(a)	1,112,800

Shares		Value (Note 2)

21,400	Liberty Property Trust	$790,944

32,237	Vornado Realty Trust(a)	2,670,835

8,900	Washington Real Estate Investment Trust	239,499

128,332	Winthrop Realty Trust(a)	1,543,834

		8,472,120

REITs-Health Care: 5.43%

32,900	Health Care REIT, Inc.(a)	2,205,288

24,066	Senior Housing Properties Trust(a)	624,031

21,464	Ventas, Inc.(a)	1,490,889

		4,320,208

REITs-Hotels: 8.75%

10,960	Chatham Lodging Trust(a)	188,293

31,100	Chesapeake Lodging Trust(a)	646,569

112,256	DiamondRock Hospitality Co.(a)	1,046,226

41,100	Hersha Hospitality Trust	231,804

100,215	Host Hotels & Resorts, Inc.(a)	1,690,627

9,500	LaSalle Hotel Properties	234,650

17,900	RLJ Lodging Trust	402,571

207,440	Strategic Hotels & Resorts, Inc.(b)	1,837,918

73,206	Summit Hotel Properties, Inc.	691,797

		6,970,455

REITs-Mortgage: 3.93%

116,620	Arbor Realty Trust, Inc.	732,374

26,300	Blackstone Mortgage Trust, Inc., Class A	649,610

86,232	iStar Financial, Inc.(a)(b)	973,559

31,300	Starwood Property Trust, Inc.	774,675

		3,130,218

REITs-Office Property: 20.65%

7,958	Alexandria Real Estate Equities, Inc.(a)	523,000

12,300	BioMed Realty Trust, Inc.	248,829

20,251	Boston Properties, Inc.(a)	2,135,873

33,300	Brandywine Realty Trust(a)	450,216

9,900	Corporate Office Properties Trust	252,450

58,000	Digital Realty Trust, Inc.(a)	3,538,000

June 30, 2013	24	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)
REITs-Office Property (continued): 20.65%

9,900	Douglas Emmett, Inc.(a)	$247,005

25,000	Dundee REIT, Class A	775,887

23,500	DuPont Fabros Technology, Inc.	567,525

94,300	Franklin Street Properties Corp.	1,244,760

31,400	Government Properties Income Trust(a)	791,908

23,500	HCP, Inc.(a)	1,067,840

11,265	Hudson Pacific Properties, Inc.(a)	239,719

7,800	Kilroy Realty Corp.(a)	413,478

48,600	Mack-Cali Realty Corp.(a)	1,190,214

276,000	MPG Office Trust, Inc.(b)	866,640

14,118	Parkway Properties, Inc.	236,618

18,801	SL Green Realty Corp.(a)	1,658,060

		16,448,022

REITs-Regional Malls: 7.84%

75,900	General Growth Properties, Inc.(a)	1,508,133

31,700	Macerich Co.(a)	1,932,749

17,747	Simon Property Group, Inc.(a)	2,802,606

		6,243,488

REITs-Shopping Centers: 6.23%

23,300	DDR Corp.(a)	387,945

33,325	Excel Trust, Inc.	426,893

13,989	Federal Realty Investment Trust(a)	1,450,379

58,197	Kimco Realty Corp.(a)	1,247,162

18,492	Ramco-Gershenson Properties Trust(a)	287,181

26,261	Retail Opportunity Investments Corp.(a)	365,028

10,600	Tanger Factory Outlet Centers, Inc.(a)	354,676

42,700	Westfield Group	446,748

		4,966,012

REITs-Specialized: 2.30%

25,000	American Tower Corp.(a)	1,829,250

REITs-Storage: 2.62%

13,600	Public Storage(a)	2,085,288

REITs-Warehouse/Industrial: 4.51%

12,850	First Industrial Realty Trust, Inc.(a)	194,935

Shares		Value (Note 2)

50,607	First Potomac Realty Trust(a)	$660,927

70,856	ProLogis, Inc.(a)	2,672,688

3,195	STAG Industrial, Inc.	63,740

		3,592,290

	Total Common Stocks (Cost $62,424,672)	81,008,130

Exchange-Traded Funds: 0.61%

23,500	iPath S&P 500® VIX Short-Term Futures ETN(b)	487,390

	Total Exchange-Traded Funds (Cost $761,895)	487,390

Convertible Preferred Stocks: 1.70%
REITs-Hotels: 1.70%

55,000	FelCor Lodging Trust, Inc. Series A, 1.950%(a)	1,353,000

	Total Convertible Preferred Stocks (Cost $943,873)	1,353,000

Preferred Stocks: 8.37%
Financials-Mortgage: 0.98%

30,000	KKR Financial Holdings Llc, Series A 7.375%(a)	777,000

REITs-Diversified: 0.59%

18,571	CapLease, Inc. Series A, 8.125%(a)	466,504

REITs-Health Care: 1.02%

32,400	Sabra Health Care REIT, Inc. Series A, 7.125%	816,156

REITs-Hotels: 1.46%

25,700	Ashford Hospitality Trust, Inc. Series D, 8.450%(a)	649,696

21,000	Summit Hotel Properties, Inc. 7.125%(a)	509,250

		1,158,946

REITs-Mortgage: 1.86%

31,466	iStar Financial, Inc. Series G, 7.650%(a)	738,507

30,000	NorthStar Realty Finance Corp. Series D, 8.500%(a)	744,000

		1,482,507

REITs-Regional Malls: 0.20%

6,241	Glimcher Realty Trust Series G, 8.125%(a)	156,399

REITs-Shopping Centers: 2.26%

35,000	Kite Realty Group Trust Series A, 8.250%(a)	901,250

See Notes to Financial Statements	25	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Shares		Value (Note 2)
REITs-Shopping Centers (continued): 2.26%

5,000	Saul Centers, Inc. Series C, 6.875%(a)	$127,500

30,000	Urstadt Biddle Properties, Inc. Series F, 7.125%	776,700

		1,805,450

	Total Preferred Stocks (Cost $4,905,118)	6,662,962

Rights: 0.00%

6,800	Great Eagle Holdings, Ltd.(a)	0

	Total Rights (Cost $0)	0

Contracts

Options Purchased: 0.01%

539	CommonWealth REIT, Expires July 2013 at $20.00 Put	5,390

200	iStar Financial, Inc., Expires July 2013 at $9.00 Put	1,000

	Total Options Purchased (Cost $93,682)	6,390

Principal Amount

Corporate Bonds: 0.51%
REITs-Mortgage: 0.51%

$390,000	iStar Financial, Inc., Sr. Unsec. Notes 7.125%, 02/15/18	406,575

	Total Corporate Bonds (Cost $390,402)	406,575

	Total Investments: 112.92% (Cost $69,519,642)	89,924,447

	Net Other Assets and Liabilities: (12.92)%	(10,293,721)

	Net Assets: 100.00%	$79,630,726

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for short sales, options written or the line of credit. At period end, the aggregate market value of those securities was $49,569,339, representing 62.25% of net assets.

(b) Non-income producing security.

Shares		Value (Note 2)

Schedule of Securities Sold Short
Common Stocks

(5,000)	American Realty Capital Properties, Inc.	$(76,300)

(35,000)	CBL & Associates Properties, Inc.	(749,700)

(10,000)	CubeSmart	(159,800)

(40,000)	Duke Realty Corp.	(623,600)

(10,173)	Glimcher Realty Trust	(111,089)

(10,000)	Hovnanian Enterprises, Inc., Class A	(56,100)

(10,000)	Lennar Corp., Class A	(360,400)

(10,000)	Marriott International, Inc., Class A	(403,700)

(20,000)	Pennsylvania REIT	(377,600)

(10,000)	Rayonier, Inc.	(553,900)

(10,000)	Regency Centers Corp.	(508,100)

(15,000)	SeaWorld Entertainment, Inc.	(526,500)

(6,000)	Sherwin-Williams Co.	(1,059,600)

(50,000)	Standard Pacific Corp.	(416,500)

(10,000)	Taubman Centers, Inc.	(751,500)

(30,000)	Wyndham Worldwide Corp.	(1,716,900)

Exchange-Traded Funds

(39,400)	iShares® Dow Jones U.S. Real Estate Index Fund	(2,615,766)

(10,000)	SPDR® S&P® Homebuilders ETF	(294,200)

	Total Securities Sold Short (Proceeds $9,253,851)	$(11,361,255)

June 30, 2013	26	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Real Estate Long/Short Fund

Contracts		Value (Note 2)

Schedule of Options Written

(800)	iStar Financial, Inc., Expires January 2014 at $12.00 Call	$(88,000)

(36)	Public Storage, Expires September 2013 at $165.00 Call	(6,300)

	Total Options Written (Proceeds $62,711)	$(94,300)

Investment Abbreviations:

ETF —  Exchange Traded Fund

ETN — Exchange Traded Note

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

SPDR — Standard & Poors Depositary Receipts

Sr. — Senior

Unsec. — Unsecured

See Notes to Financial Statements	27	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)

Common Stocks: 32.33%
Medical-Nursing Homes: 1.32%

850,000	Brookdale Senior Living, Inc.(a)(b)	$22,474,000

Real Estate Operating/Development: 0.24%

200,000	Brookfield Property Partners LP(b)	4,060,000

REITs-Apartments: 2.89%

1,200,000	Associated Estates Realty Corp.	19,296,000

1,850,000	Campus Crest Communities, Inc.	21,349,000

970,000	Trade Street Residential, Inc.	8,536,000

		49,181,000

REITs-Diversified: 5.62%

1,070,000	Armada Hoffler Properties, Inc.	12,604,600

364,500	First Potomac Realty Trust	4,760,370

2,710,000	Lexington Realty Trust	31,652,800

242,050	Liberty Property Trust	8,946,168

1,000,000	Spirit Realty Capital, Inc.	17,720,000

645,200	Whitestone REIT, Class B	10,168,352

790,000	Winthrop Realty Trust(a)	9,503,700

		95,355,990

REITs-Health Care: 2.88%

1,050,000	Healthcare Realty Trust, Inc.	26,775,000

850,000	Sabra Health Care REIT, Inc.(a)	22,193,500

		48,968,500

REITs-Hotels: 5.45%

1,380,000	Chatham Lodging Trust(a)	23,708,400

1,675,000	Hospitality Properties Trust(a)	44,019,000

2,800,000	Strategic Hotels & Resorts, Inc.(b)	24,808,000

		92,535,400

REITs-Manufactured Homes: 1.17%

400,000	Sun Communities, Inc.	19,904,000

REITs-Mortgage: 0.38%

500,700	Ares Commercial Real Estate Corp.	6,413,967

REITs-Office Property: 3.93%

750,000	BioMed Realty Trust, Inc.	15,172,500

1,454,600	Franklin Street Properties Corp.	19,200,720

1,050,000	Mack-Cali Realty Corp.	25,714,500

Shares		Value (Note 2)

400,000	Parkway Properties, Inc.	$6,704,000

		66,791,720

REITs-Residential: 0.56%

350,000	American Homes 4Rent, Class A(b)(c)	5,250,000

250,000	American Residential Properties, Inc.(b)(c)(d)	4,300,000

		9,550,000

REITs-Shopping Centers: 3.86%

825,000	AmREIT, Inc., Class B	15,955,500

1,230,000	Excel Trust, Inc.(a)	15,756,300

875,000	Retail Opportunity Investments Corp.	12,162,500

1,380,000	Retail Properties of America, Inc., Class A	19,706,400

100,000	Urstadt Biddle Properties, Inc., Class A	2,017,000

		65,597,700

REITs-Warehouse/Industrial: 4.03%

2,195,000	STAG Industrial, Inc.(a)	43,790,250

2,620,000	Summit Hotel Properties, Inc.(a)	24,759,000

		68,549,250

	Total Common Stocks (Cost $494,474,516)	549,381,527

Convertible Preferred Stocks: 6.82%
REITs-Diversified: 0.87%

303,428	Lexington Realty Trust Series C, 6.500%(a)	14,702,604

REITs-Hotels: 1.70%

1,177,888	FelCor Lodging Trust, Inc. Series A, 1.950%(a)	28,976,045

REITs-Office Property: 1.24%

910,982	CommonWealth REIT Series D, 6.500%(a)	20,998,135

REITs-Shopping Centers: 1.46%

400,000	Excel Trust, Inc. Series A, 7.000%(a)(c)	10,306,240

245,700	Ramco-Gershenson Properties Trust Series D, 7.250%(a)	14,452,074

		24,758,314

June 30, 2013	28	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
REITs-Specialized: 1.55%

248,700	EPR Properties Series C, 5.750%(a)	$5,707,665

644,101	Series E, 9.000%(a)	20,694,965

		26,402,630

	Total Convertible Preferred Stocks (Cost $95,271,097)	115,837,728

Preferred Stocks: 60.92%
Oil, Gas & Consumable Fuels: 0.34%

220,000	TravelCenters of America Llc 8.250%	5,764,000

Other: 0.30%

200,000	Vanguard Natural Resources Llc Series A, 7.875%	5,038,000

Real Estate Management/Services: 0.43%

286,750	Kennedy-Wilson, Inc. 7.750%	7,346,535

Real Estate Operating/Development: 1.99%

1,320,323	Forest City Enterprises, Inc. 7.375%(a)	33,826,675

REITs-Apartments: 3.20%

120,000	Apartment Investment & Management Co. Series Z, 7.000%	3,108,000

192,500	Campus Crest Communities, Inc. Series A, 8.000%	5,074,300

361,200	Equity Residential Series K, 8.290%(a)	22,179,956

277,795	Essex Property Trust, Inc. Series H, 7.125%(a)	7,333,788

630,000	UMH Properties, Inc. Series A, 8.250%(a)	16,650,900

		54,346,944

REITs-Diversified: 5.63%

371,097	CapLease, Inc. Series A, 8.125%(a)	9,321,957

608,900	Series B, 8.375%	15,374,725

168,000	Series C, 7.250%	4,263,840

332,989	Cousins Properties, Inc. Series B, 7.500%(a)	8,431,281

Shares		Value (Note 2)

350,000	Duke Realty Corp. Series L, 6.600%(a)	$8,715,000

412,000	Investors Real Estate Trust 7.950%	10,815,000

520,000	Winthrop Realty Trust 7.750%	13,644,800

950,000	Series D, 9.250%	25,127,500

		95,694,103

REITs-Health Care: 1.87%

1,260,000	Sabra Health Care REIT, Inc. Series A, 7.125%	31,739,400

REITs-Hotels: 11.74%

210,600	Ashford Hospitality Trust, Inc. Series A, 8.550%(a)	5,338,710

1,502,300	Series D, 8.450%(a)	37,978,144

683,000	Series E, 9.000%(a)	17,990,220

400,000	Chesapeake Lodging Trust 7.750%	10,260,000

1,399,574	FelCor Lodging Trust, Inc. Series C, 8.000%(a)	34,849,393

722,589	Hersha Hospitality Trust Series B, 8.000%(a)	18,538,021

275,000	Series C, 6.875%	6,674,250

344,070	Hospitality Properties Trust Series C, 7.000%(a)	8,674,005

242,652	LaSalle Hotel Properties Series G, 7.250%(a)	6,027,476

120,000	Series H, 7.500%	3,120,000

471,979	Pebblebrook Hotel Trust Series A, 7.875%(a)	12,195,937

145,000	Series B, 8.000%(a)	3,774,350

362,500	Summit Hotel Properties, Inc. 7.125%	8,790,625

237,888	Series B, 7.875%	6,161,299

727,592	Sunstone Hotel Investors, Inc. Series D, 8.000%(a)	19,099,290

		199,471,720

See Notes to Financial Statements	29	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
REITs-Industrial: 0.90%

600,000	Coresite Realty Corp. Series A, 7.250%	$15,270,000

REITs-Manufactured Homes: 1.00%

657,290	Equity Lifestyle Properties, Inc. Series C, 6.750%(a)	16,951,509

REITs-Mortgage: 6.54%

1,075,000	Colony Financial, Inc. Series A, 8.500%	27,939,250

484,011	iStar Financial, Inc. Series D, 8.000%(a)	11,703,386

961,299	Series E, 7.875%(a)	22,975,046

642,811	Series F, 7.800%(a)	15,472,461

848,247	Series G, 7.650%(a)	19,908,357

566,552	Series I, 7.500%(a)	13,161,003

		111,159,503

REITs-Office Property: 6.68%

102,798	Alexandria Real Estate Equities, Inc. Series D, 7.000%(a)	2,661,440

10,425	Corporate Office Properties Trust Series H, 7.500%	264,691

200,000	Series L, 7.375%	5,130,000

118,000	Digital Realty Trust, Inc. Series E, 7.000%	3,020,800

1,257,000	DuPont Fabros Technology, Inc. Series A, 7.875%(a)	32,242,049

567,850	Series B, 7.625%(a)	14,451,783

2,624	Highwoods Properties, Inc. Series A, 8.625%	3,082,216

935,686	Hudson Pacific Properties, Inc. Series B, 8.375%(a)	24,748,895

406,280	Prologis, Inc. Series Q, 8.540%(a)	25,494,070

100,000	SL Green Realty Corp. Series I, 6.500%	2,466,000

		113,561,944

REITs-Regional Malls: 5.66%

2,289,109	CBL & Associates Properties, Inc. Series D, 7.375%(a)	57,914,458

Shares		Value (Note 2)

450,000	Glimcher Realty Trust 6.875%	$11,088,000

845,473	Series G, 8.125%(a)	21,187,553

138,361	Series H, 7.500%	3,482,546

100,000	Taubman Centers, Inc. Series K, 6.250%	2,428,000

		96,100,557

REITs-Residential: 0.44%

300,000	Sun Communities, Inc. Series A, 7.125%	7,542,000

REITs-Shopping Centers: 8.87%

350,000	Cedar Realty Trust, Inc. Series B, 7.250%	8,995,000

420,710	DDR Corp. Series H, 7.375%(a)	10,559,821

755,500	Excel Trust, Inc. Series B, 8.125%	19,280,360

520,000	Inland Real Estate Corp. Series A, 8.125%(a)	13,442,000

565,000	Kite Realty Group Trust Series A, 8.250%(a)	14,548,750

200,000	Pennsylvania REIT Series A, 8.250%	5,288,000

28,000	Series B, 7.375%	717,080

250,000	Retail Properties of America, Inc. 7.000%	6,232,500

264,251	Saul Centers, Inc. Series A, 8.000%(a)	6,849,386

410,000	Series C, 6.875%	10,455,000

481,400	Urstadt Biddle Properties, Inc. Series D, 7.500%(a)	12,343,096

810,000	Series F, 7.125%(a)	20,970,900

250,000	Weingarten Realty Investors Senior Notes, 8.100%(a)	5,495,000

619,784	Series F, 6.500%(a)	15,562,776

		150,739,669

June 30, 2013	30	See Notes to Financial Statements

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Shares		Value (Note 2)
REITs-Specialized: 0.29%

200,000	EPR Properties Series F, 6.625%	$4,920,000

REITs-Warehouse/Industrial: 5.04%

13,600	First Industrial Realty Trust, Inc. Series F, 6.236%	11,670,500

142,740	Series K, 7.250%	3,574,210

993,750	First Potomac Realty Trust Series A, 7.750%(a)	26,215,124

473,028	Monmouth Real Estate Investment Corp. 7.875%	12,208,852

432,050	Series A, 7.625%(a)	11,038,878

275,000	STAG Industrial, Inc. Series A, 9.000%	7,287,500

200,000	Series B, 6.625%	4,768,000

279,171	Summit Hotel Properties, Inc. Series A, 9.250%	7,398,032

60,000	Terreno Realty Corp. Series A, 7.750%	1,535,100

		85,696,196

	Total Preferred Stocks (Cost $897,845,945)	1,035,168,755

Contracts

Options Purchased: 0.01%

1,618	JC Penney Co., Inc., Expires January 2015 at $10.00 Put	228,138

	Total Options Purchased (Cost $246,280)	228,138

Principal Amount

Corporate Bonds: 7.43%
Department Stores: 1.76%

$3,000,000	JC Penney Corp., Inc., Sr. Unsec. Notes 6.375%, 10/15/36	2,355,000

13,750,000	7.400%, 04/01/37	11,240,625

21,810,000	7.625%, 03/01/97	16,248,450

		29,844,075

Principal Amount		Value (Note 2)
Real Estate Management/Services: 0.52%

$9,000,000	BR Malls International Finance, Ltd., Gtd. Notes 8.500%, Perpetual Maturity (a)(c)(e)	$8,847,360

Real Estate Operating/Development: 0.41%

7,143,000	Forest City Enterprises, Inc., Sr. Unsec. Notes 6.500%, 02/01/17 (a)	7,035,855

REITs-Mortgage: 1.78%

10,500,000	iStar Financial, Inc., Sr. Unsec. Notes 9.000%, 06/01/17	11,760,000

17,810,000	7.125%, 02/15/18	18,566,925

		30,326,925

REITs-Specialized: 0.59%

10,000,000	CNL Lifestyle Properties, Inc., Sr. Unsec. Notes 7.250%, 04/15/19	10,025,000

Retail-Toy Store: 2.37%

10,910,000	Toys R Us — Delaware, Inc., First Lien Notes 7.375%, 09/01/16(c)	10,937,275

26,355,000	Toys R Us Property Co., I Llc, Gtd. Notes 10.750%, 07/15/17(a)	27,936,300

1,285,000	Toys R Us Property Co., II Llc, First Lien Notes 8.500%, 12/01/17	1,341,219

		40,214,794

	Total Corporate Bonds (Cost $123,299,719)	126,294,009

	Total Investments: 107.51% (Cost $1,611,137,557)	1,826,910,157

	Net Other Assets and Liabilities: (7.51)%	(127,563,421)

	Net Assets: 100.00%	$1,699,346,736

See Notes to Financial Statements	31	June 30, 2013

Portfolio of Investments (Note 10) (Unaudited)

Forward Select Income Fund

Percentages are stated as a percent of net assets.

(a) Security, or portion of security, is being held as collateral for purchased option contracts or the line of credit. At period end, the aggregate market value of those securities was $632,408,120, representing 37.21% of net assets.

(b) Non-income producing security.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $39,640,875, representing 2.33% of net assets.

(d) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

(e) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

Investment Abbreviations:

Gtd. — Guaranteed

REIT — Real Estate Investment Trust

Sr. — Senior

Unsec. — Unsecured

June 30, 2013	32	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Global Infrastructure Fund	Forward International Real Estate Fund	Forward Real Estate Fund
Assets:
Investments, at value	$176,425,208	$145,588,351	$50,347,524
Cash	4,048,541	6,228,504	3,773,647
Foreign currency, at value (Cost $4,105,530, $78,826 and $0, respectively)	4,080,276	78,824	0
Deposit with broker for written options	150,000	0	0
Receivable for investments sold	2,508,082	152,800	0
Receivable for shares sold	281,886	83,272	732,706
Interest and dividends receivable	818,645	491,625	173,322
Other assets	58,916	61,742	33,074

Total Assets	188,371,554	152,685,118	55,060,273

Liabilities:
Payable for investments purchased	2,689,087	0	0
Payable for shares redeemed	438,833	122,675	9,809
Payable to advisor	149,705	99,696	37,508
Payable for distribution and service fees	39,840	37,065	17,014
Payable to trustees	133	970	15
Payable for chief compliance officer fee	594	865	164
Payable to ReFlow (Note 2)	12,856	13,106	0
Payable for legal and audit fees	14,679	7,895	13,482
Accrued expenses and other liabilities	77,838	70,737	10,639

Total Liabilities	3,423,565	353,009	88,631

Net Assets	$184,947,989	$152,332,109	$54,971,642

Net Assets Consist of:
Paid-in capital (Note 7)	$248,821,055	$288,256,146	$43,759,759
Accumulated net investment income/(loss)	314,422	(3,889,006)	341,534
Accumulated net realized loss on investments, written option contracts and foreign currency transactions	(67,559,157)	(125,089,530)	(146,236)
Net unrealized appreciation/(depreciation) on investments, written option contracts and translation of assets and liabilities in foreign currencies	3,371,669	(6,945,501)	11,016,585

Total Net Assets	$184,947,989	$152,332,109	$54,971,642

Investments, at Cost	$173,017,125	$152,529,955	$39,330,939

See Notes to Financial Statements	33	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Global Infrastructure Fund (continued)	Forward International Real Estate Fund (continued)	Forward Real Estate Fund (continued)
Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$20.76	$16.31	$15.93
Net Assets	$60,280,741	$7,629,522	$37,463,010
Shares of beneficial interest outstanding	2,904,271	467,707	2,351,871
Institutional Class:
Net Asset Value, offering and redemption price per share	$20.85	$16.26	$14.20
Net Assets	$93,438,477	$82,424,351	$7,599,419
Shares of beneficial interest outstanding	4,481,609	5,069,783	535,339
Class A:
Net Asset Value, offering and redemption price per share	$20.86	$16.32	$15.80
Net Assets	$22,088,796	$41,921,150	$7,509,099
Shares of beneficial interest outstanding	1,058,766	2,568,164	475,224
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$22.13	$17.32	$16.76
Class B:
Net Asset Value, offering and redemption price per share	$20.86	—	—
Net Assets	$1,316,336	—	—
Shares of beneficial interest outstanding	63,114	—	—
Class C:
Net Asset Value, offering and redemption price per share	$20.89	$16.35	$15.93
Net Assets	$7,341,739	$16,256,678	$2,400,114
Shares of beneficial interest outstanding	351,402	994,356	150,658
Advisor Class:
Net Asset Value, offering and redemption price per share	$20.84	$16.25	—
Net Assets	$481,900	$4,100,408	—
Shares of beneficial interest outstanding	23,128	252,335	—

June 30, 2013	34	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Real Estate Long/Short Fund	Forward Select Income Fund
Assets:
Investments, at value	$89,924,447	$1,826,910,157
Cash	59,182	51,275,492
Foreign currency, at value (Cost $53,659 and $0, respectively)	51,850	0
Deposit with broker for securities sold short	13,609,556	8,456,961
Receivable for investments sold	1,066,796	12,943,222
Receivable for shares sold	12,258	1,533,542
Interest and dividends receivable	344,821	18,055,712
Other assets	32,611	160,840

Total Assets	105,101,521	1,919,335,926

Liabilities:
Securities sold short (Proceeds $9,253,851 and $0, respectively)	11,361,255	0
Options written, at value (Premiums received $62,711 and $0, respectively)	94,300	0
Payable on loan (Note 2)	13,799,095	210,499,442
Payable for interest due on loan (Note 2)	7,469	106,669
Payable for dividend expense on short sales	34,302	0
Payable for investments purchased	0	5,080,052
Payable for shares redeemed	30,576	1,866,884
Payable to advisor	66,111	1,480,923
Payable for distribution and service fees	33,216	596,887
Payable to trustees	243	6,655
Payable for chief compliance officer fee	323	8,073
Payable to ReFlow (Note 2)	3,441	5,350
Payable for legal and audit fees	16,537	40,009
Accrued expenses and other liabilities	23,927	298,246

Total Liabilities	25,470,795	219,989,190

Net Assets	$79,630,726	$1,699,346,736

Net Assets Consist of:
Paid-in capital (Note 7)	$234,744,543	$1,488,708,116
Accumulated net investment income/(loss)	249,260	(289,552)
Accumulated net realized loss on investments, securities sold short, written option contracts and foreign currency transactions	(173,627,062)	(4,844,428)
Net unrealized appreciation on investments, securities sold short, written option contracts and translation of assets and liabilities in foreign currencies	18,263,985	215,772,600

Total Net Assets	$79,630,726	$1,699,346,736

Investments, at Cost	$69,519,642	$1,611,137,557

See Notes to Financial Statements	35	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Real Estate Long/Short Fund (continued)	Forward Select Income Fund (continued)
Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$28.87	$24.97
Net Assets	$2,761,987	$105,534,739
Shares of beneficial interest outstanding	95,676	4,226,221
Institutional Class:
Net Asset Value, offering and redemption price per share	$29.74	$25.00
Net Assets	$17,377,240	$563,838,621
Shares of beneficial interest outstanding	584,240	22,549,448
Class A:
Net Asset Value, offering and redemption price per share	$28.94	$25.04
Net Assets	$35,427,602	$699,267,668
Shares of beneficial interest outstanding	1,224,234	27,925,861
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$30.71	$26.57
Class B:
Net Asset Value, offering and redemption price per share	$28.77	$24.79
Net Assets	$2,256,209	$10,203,270
Shares of beneficial interest outstanding	78,417	411,571
Class C:
Net Asset Value, offering and redemption price per share	$28.71	$24.57
Net Assets	$19,444,998	$308,537,801
Shares of beneficial interest outstanding	677,370	12,556,671
Advisor Class:
Net Asset Value, offering and redemption price per share	$29.76	$25.00
Net Assets	$2,362,690	$11,964,637
Shares of beneficial interest outstanding	79,403	478,574

June 30, 2013	36	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Global Infrastructure Fund	Forward International Real Estate Fund	Forward Real Estate Fund
Investment Income:
Interest	$3,196	$5,907	$2,056
Dividends	3,988,071	3,258,558	819,177
Foreign taxes withheld	(389,600)	(351,944)	0

Total Investment Income	3,601,667	2,912,521	821,233

Expenses:
Investment advisory fee	829,215	908,100	210,686
Administration fee	53,988	54,322	16,036
Custodian fee	34,084	43,500	2,013
Legal and audit fees	25,456	28,307	15,715
Transfer agent fee	83,360	79,265	24,224
Trustees’ fees and expenses	9,520	10,489	2,592
Registration/filing fees	36,929	43,214	22,533
Reports to shareholder and printing fees	25,703	16,866	5,402
Recoupment of past waived fees by advisor (Note 3)	4,060	7,470	—
Distribution and service fees
Investor Class	89,194	23,659	67,707
Institutional Class	9,387	7,111	594
Class A	48,960	138,864	15,577
Class B	7,361	—	—
Class C	39,759	80,564	12,100
Advisor Class	346	768	—
Chief compliance officer fee	4,642	5,121	1,249
ReFlow fees (Note 2)	12,856	13,106	—
Other	10,303	5,778	2,391

Total expenses before waiver	1,325,123	1,466,504	398,819
Less fees waived/reimbursed by investment advisor (Note 3)	0	(30,349)	0

Total Net Expenses	1,325,123	1,436,155	398,819

Net Investment Income:	2,276,544	1,476,366	422,414

Net realized gain on investments	3,978,508	14,111,737	2,471,655
Net realized gain on written option contracts	115,390	0	0
Net realized loss on foreign currency	(1,972,041)	(3,338,146)	0
Net change in unrealized depreciation on investments	(6,492,069)	(18,056,351)	(186,152)
Net change in unrealized depreciation on written option contracts	(107,375)	0	0
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currency transactions	(27,574)	6,414	0

Net Realized and Unrealized Gain/(Loss) on Investments, Written Option Contracts and Foreign Currency Translations	(4,505,161)	(7,276,346)	2,285,503

Net Increase/(Decrease) in Net Assets Resulting from Operations	$(2,228,617)	$(5,799,980)	$2,707,917

See Notes to Financial Statements	37	June 30, 2013

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Real Estate Long/Short Fund	Forward Select Income Fund
Investment Income:
Interest	$28,014	$6,086,816
Dividends	1,755,684	62,379,494
Foreign taxes withheld	(1,671)	(51,300)

Total Investment Income	1,782,027	68,415,010

Expenses:
Interest on loan	137,934	1,130,498
Dividend expense on short sales	147,934	—
Investment advisory fee	407,420	9,590,146
Administration fee	26,073	403,636
Custodian fee	6,300	21,051
Legal and audit fees	20,584	154,082
Transfer agent fee	41,338	644,037
Trustees’ fees and expenses	4,383	104,647
Registration/filing fees	31,574	75,363
Reports to shareholder and printing fees	8,157	119,411
Distribution and service fees
Investor Class	6,551	147,509
Institutional Class	1,403	59,458
Class A	77,103	1,624,974
Class B	12,165	55,255
Class C	99,268	1,584,992
Advisor Class	531	2,176
Chief compliance officer fee	2,136	50,977
ReFlow fees (Note 2)	3,928	5,350
Other	4,104	61,319

Total Expenses	1,038,886	15,834,881

Net Investment Income:	743,141	52,580,129

Net realized gain on investments	7,800,777	89,599,820
Net realized gain/(loss) on securities sold short	(307,550)	513,704
Net realized gain on written option contracts	19,082	0
Net realized loss on foreign currency	(118,381)	0
Net change in unrealized depreciation on investments	(2,806,039)	(42,126,858)
Net change in unrealized appreciation/(depreciation) on securities sold short	(30,712)	8,183
Net change in unrealized depreciation on written option contracts	(31,589)	0
Net change in unrealized appreciation on translation of assets and liabilities in foreign currency transactions	1,946	0

Net Realized and Unrealized Gain on Investments, Securities Sold Short, Written Option Contracts and Foreign Currency Translations	4,527,534	47,994,849

Net Increase in Net Assets Resulting from Operations	$5,270,675	$100,574,978

June 30, 2013	38	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Global Infrastructure Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment income	$2,276,544	$1,778,477
Net realized gain on investments	3,978,508	6,815,393
Net realized gain on written option contracts	115,390	137,591
Net realized loss on foreign currency transactions	(1,972,041)	(25,124)
Net change in unrealized appreciation/(depreciation) on investments, written option contracts and translation of assets and liabilities in foreign currencies	(6,627,018)	8,926,055

Net increase/(decrease) in net assets resulting from operations	(2,228,617)	17,632,392

Distributions to Shareholders:
From net investment income
Investor Class	(562,593)	(69,589)
Institutional Class	(940,950)	(1,505,315)
Class A	(191,203)	(356,743)
Class B	(7,069)	(16,857)
Class C	(40,120)	(74,664)
Advisor Class	(13,445)	(27,416)

Total distributions	(1,755,380)	(2,050,584)

Share Transactions:
Investor Class
Proceeds from sale of shares	40,827,913	33,296,444
Issued to shareholders in reinvestment of distributions	137,054	69,536
Cost of shares redeemed	(6,207,847)	(6,933,048)

Net increase from share transactions	34,757,120	26,432,932

Institutional Class
Proceeds from sale of shares	42,524,798	40,841,664
Issued to shareholders in reinvestment of distributions	782,478	1,501,404
Cost of shares redeemed	(38,301,556)	(34,801,268)

Net increase from share transactions	5,005,720	7,541,800

Class A
Proceeds from sale of shares	1,550,536	1,968,237
Issued to shareholders in reinvestment of distributions	160,237	305,985
Cost of shares redeemed	(3,257,394)	(8,888,235)

Net decrease from share transactions	(1,546,621)	(6,614,013)

Class B
Issued to shareholders in reinvestment of distributions	6,307	13,481
Cost of shares redeemed	(290,360)	(855,589)

Net decrease from share transactions	(284,053)	(842,108)

Class C
Proceeds from sale of shares	262,900	606,475
Issued to shareholders in reinvestment of distributions	37,220	66,756
Cost of shares redeemed	(1,116,521)	(1,847,050)

Net decrease from share transactions	(816,401)	(1,173,819)

Advisor Class
Proceeds from sale of shares	351,018	3,703,919
Issued to shareholders in reinvestment of distributions	5,041	27,294
Cost of shares redeemed	(3,547,029)	(433,377)

Net increase/(decrease) from share transactions	(3,190,970)	3,297,836

Net increase in net assets	$29,940,798	$44,224,436

Net Assets:
Beginning of period	155,007,191	110,782,755

End of period (including accumulated net investment income/(loss) of $314,422 and $(206,742), respectively)	$184,947,989	$155,007,191

See Notes to Financial Statements	39	June 30, 2013

Statement of Changes in Net Assets

	Forward Global Infrastructure Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	1,892,052	1,630,430
Distributions reinvested	6,832	3,361
Redeemed	(288,213)	(341,314)

Net increase in shares outstanding	1,610,671	1,292,477

Institutional Class
Sold	1,977,300	2,035,059
Distributions reinvested	38,833	80,110
Redeemed	(1,820,019)	(1,713,046)

Net increase in shares outstanding	196,114	402,123

Class A
Sold	71,362	97,956
Distributions reinvested	7,944	16,569
Redeemed	(149,916)	(440,508)

Net decrease in shares outstanding	(70,610)	(325,983)

Class B
Distributions reinvested	313	736
Redeemed	(13,412)	(42,136)

Net decrease in shares outstanding	(13,099)	(41,400)

Class C
Sold	12,131	30,009
Distributions reinvested	1,843	3,638
Redeemed	(51,581)	(91,975)

Net decrease in shares outstanding	(37,607)	(58,328)

Advisor Class
Sold	16,210	183,268
Distributions reinvested	250	1,453
Redeemed	(168,392)	(21,586)

Net increase/(decrease) in shares outstanding	(151,932)	163,135

(a) Prior to May 1, 2013, the Forward Global Infrastructure Fund Advisor Class was known as the Forward Global Infrastructure Fund Class M.

June 30, 2013	40	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward International Real Estate Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment income	$1,476,366	$1,968,550
Net realized gain on investments	14,111,737	9,473,739
Net realized loss on foreign currency transactions	(3,338,146)	(581,763)
Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	(18,049,937)	15,872,556

Net increase/(decrease) in net assets resulting from operations	(5,799,980)	26,733,082

Distributions to Shareholders:
From net investment income
Investor Class	(147,712)	(460,498)
Institutional Class	(1,834,473)	(3,266,599)
Class A	(812,420)	(4,340,733)
Class C	(283,779)	(826,301)
Advisor Class	(91,279)	(80,026)

Total distributions	(3,169,663)	(8,974,157)

Share Transactions:
Investor Class
Proceeds from sale of shares	17,735,988	12,588,677
Issued to shareholders in reinvestment of distributions	130,642	429,541
Cost of shares redeemed	(22,548,676)	(1,123,674)

Net increase/(decrease) from share transactions	(4,682,046)	11,894,544

Institutional Class
Proceeds from sale of shares	46,008,174	62,066,246
Issued to shareholders in reinvestment of distributions	309,936	905,353
Cost of shares redeemed	(21,166,452)	(8,181,501)

Net increase from share transactions	25,151,658	54,790,098

Class A
Proceeds from sale of shares	28,017,522	53,002,164
Issued to shareholders in reinvestment of distributions	759,300	4,158,476
Cost of shares redeemed	(59,380,199)	(13,693,485)

Net increase/(decrease) from share transactions	(30,603,377)	43,467,155

Class C
Proceeds from sale of shares	6,705,635	3,545,238
Issued to shareholders in reinvestment of distributions	254,943	763,162
Cost of shares redeemed	(2,318,132)	(2,648,486)

Net increase from share transactions	4,642,446	1,659,914

Advisor Class
Proceeds from sale of shares	10,088,045	5,132,902
Issued to shareholders in reinvestment of distributions	45,982	79,590
Cost of shares redeemed	(7,257,460)	(3,674,598)

Net increase from share transactions	2,876,567	1,537,894

Net increase/(decrease) in net assets	$(11,584,395)	$131,108,530

Net Assets:
Beginning of period	163,916,504	32,807,974

End of period (including accumulated net investment loss of $(3,889,006) and $(2,195,709), respectively)	$152,332,109	$163,916,504

See Notes to Financial Statements	41	June 30, 2013

Statement of Changes in Net Assets

	Forward International Real Estate Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	1,001,012	735,097
Distributions reinvested	8,321	25,328
Redeemed	(1,238,374)	(66,159)

Net increase/(decrease) in shares outstanding	(229,041)	694,256

Institutional Class
Sold	2,587,970	3,767,088
Distributions reinvested	19,804	54,882
Redeemed	(1,192,034)	(519,289)

Net increase in shares outstanding	1,415,740	3,302,681

Class A
Sold	1,545,201	3,208,348
Distributions reinvested	48,332	252,372
Redeemed	(3,333,170)	(845,311)

Net increase/(decrease) in shares outstanding	(1,739,637)	2,615,409

Class C
Sold	371,985	214,475
Distributions reinvested	16,197	46,943
Redeemed	(131,352)	(172,895)

Net increase in shares outstanding	256,830	88,523

Advisor Class
Sold	557,114	299,958
Distributions reinvested	2,940	4,736
Redeemed	(405,395)	(207,659)

Net increase in shares outstanding	154,659	97,035

(a) Prior to May 1, 2013, the Forward International Real Estate Fund Advisor Class was known as the Forward International Real Estate Fund Class M.

June 30, 2013	42	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Real Estate Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$422,414	$282,015
Net realized gain on investments	2,471,655	3,715,280
Net change in unrealized appreciation/(depreciation) on investments	(186,152)	2,205,349

Net increase in net assets resulting from operations	2,707,917	6,202,644

Distributions to Shareholders:
From net investment income
Investor Class	(71,308)	(190,470)
Institutional Class	(27,393)	(25,408)
Class A	(14,037)	(60,017)
Class C	—	(3,793)

Total distributions	(112,738)	(279,688)

Share Transactions:
Investor Class
Proceeds from sale of shares	16,960,202	5,172,720
Issued to shareholders in reinvestment of distributions	59,027	185,136
Cost of shares redeemed	(6,991,198)	(7,996,659)

Net increase/(decrease) from share transactions	10,028,031	(2,638,803)

Institutional Class
Proceeds from sale of shares	4,164,421	4,166,574
Issued to shareholders in reinvestment of distributions	14,383	15,948
Cost of shares redeemed	(1,215,553)	(726,369)

Net increase from share transactions	2,963,251	3,456,153

Class A
Proceeds from sale of shares	509,632	180,846
Issued to shareholders in reinvestment of distributions	12,605	53,478
Cost of shares redeemed	(446,600)	(1,603,671)

Net increase/(decrease) from share transactions	75,637	(1,369,347)

Class C
Proceeds from sale of shares	238,707	157,556
Issued to shareholders in reinvestment of distributions	—	3,541
Cost of shares redeemed	(169,474)	(519,801)

Net increase/(decrease) from share transactions	69,233	(358,704)

Net increase in net assets	$15,731,331	$5,012,255

Net Assets:
Beginning of period	39,240,311	34,228,056

End of period (including accumulated net investment income of $341,534 and $31,858, respectively)	$54,971,642	$39,240,311

See Notes to Financial Statements	43	June 30, 2013

Statement of Changes in Net Assets

	Forward Real Estate Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	1,078,964	365,834
Distributions reinvested	3,761	12,912
Redeemed	(440,508)	(567,894)

Net increase/(decrease) in shares outstanding	642,217	(189,148)

Institutional Class
Sold	285,490	321,428
Distributions reinvested	1,032	1,242
Redeemed	(84,892)	(56,349)

Net increase in shares outstanding	201,630	266,321

Class A
Sold	31,253	12,960
Distributions reinvested	809	3,770
Redeemed	(27,727)	(113,883)

Net increase/(decrease) in shares outstanding	4,335	(97,153)

Class C
Sold	15,254	10,988
Distributions reinvested	—	252
Redeemed	(10,694)	(36,444)

Net increase/(decrease) in shares outstanding	4,560	(25,204)

June 30, 2013	44	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Real Estate Long/Short Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment income	$743,141	$461,256
Net realized gain on investments	7,800,777	7,948,894
Net realized loss on securities sold short	(307,550)	(316,139)
Net realized gain on written option contracts	19,082	159,116
Net realized gain/(loss) on foreign currency transactions	(118,381)	93,152
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, written option contracts and translation of assets and liabilities in foreign currencies	(2,866,394)	6,285,415

Net increase in net assets resulting from operations	5,270,675	14,631,694

Distributions to Shareholders:
From net investment income
Investor Class	(9,627)	(33,552)
Institutional Class	(76,203)	(292,286)
Class A	(100,948)	(741,647)
Class B	(1,542)	(43,721)
Class C	(15,123)	(276,695)
Advisor Class	(12,008)	(61,794)

Total distributions	(215,451)	(1,449,695)

Share Transactions:
Investor Class
Proceeds from sale of shares	2,677,523	2,942,111
Issued to shareholders in reinvestment of distributions	9,627	33,504
Cost of shares redeemed	(1,896,720)	(1,289,155)

Net increase from share transactions	790,430	1,686,460

Institutional Class
Proceeds from sale of shares	4,406,146	9,508,024
Issued to shareholders in reinvestment of distributions	68,295	290,737
Cost of shares redeemed	(1,644,918)	(6,815,029)

Net increase from share transactions	2,829,523	2,983,732

Class A
Proceeds from sale of shares	1,466,948	4,440,798
Issued to shareholders in reinvestment of distributions	84,296	604,562
Cost of shares redeemed	(4,370,261)	(9,411,355)

Net decrease from share transactions	(2,819,017)	(4,365,995)

Class B
Issued to shareholders in reinvestment of distributions	1,451	40,399
Cost of shares redeemed	(505,050)	(2,559,685)

Net decrease from share transactions	(503,599)	(2,519,286)

Class C
Proceeds from sale of shares	678,650	1,255,387
Issued to shareholders in reinvestment of distributions	13,118	239,564
Cost of shares redeemed	(1,679,396)	(5,252,048)

Net decrease from share transactions	(987,628)	(3,757,097)

Advisor Class
Proceeds from sale of shares	1,388,665	5,149,397
Issued to shareholders in reinvestment of distributions	12,008	61,794
Cost of shares redeemed	(1,746,485)	(2,860,466)

Net increase/(decrease) from share transactions	(345,812)	2,350,725

Net increase in net assets	$4,019,121	$9,560,538

Net Assets:
Beginning of period	75,611,605	66,051,067

End of period (including accumulated net investment income/(loss) of $249,260 and $(278,430), respectively)	$79,630,726	$75,611,605

See Notes to Financial Statements	45	June 30, 2013

Statement of Changes in Net Assets

	Forward Real Estate Long/Short Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	91,929	113,293
Distributions reinvested	341	1,268
Redeemed	(66,609)	(48,659)

Net increase in shares outstanding	25,661	65,902

Institutional Class
Sold	148,896	362,887
Distributions reinvested	2,340	10,773
Redeemed	(54,849)	(262,018)

Net increase in shares outstanding	96,387	111,642

Class A
Sold	50,392	173,842
Distributions reinvested	2,978	23,090
Redeemed	(150,268)	(369,434)

Net decrease in shares outstanding	(96,898)	(172,502)

Class B
Distributions reinvested	52	1,552
Redeemed	(17,711)	(101,394)

Net decrease in shares outstanding	(17,659)	(99,842)

Class C
Sold	23,166	48,813
Distributions reinvested	470	9,179
Redeemed	(58,257)	(208,778)

Net decrease in shares outstanding	(34,621)	(150,786)

Advisor Class
Sold	45,674	195,755
Distributions reinvested	410	2,283
Redeemed	(57,287)	(107,835)

Net increase/(decrease) in shares outstanding	(11,203)	90,203

(a) Prior to May 1, 2013, the Forward Real Estate Long/Short Fund Advisor Class was known as the Forward Real Estate Long/Short Fund Class M.

June 30, 2013	46	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Select Income Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment income	$52,580,129	$63,775,335
Net realized gain on investments	89,599,820	42,991,555
Net realized gain on securities sold short	513,704	231,977
Net change in unrealized appreciation/(depreciation) on investments and securities sold short	(42,118,675)	161,279,282

Net increase in net assets resulting from operations	100,574,978	268,278,149

Distributions to Shareholders:
From net investment income
Investor Class	(2,522,034)	(965,137)
Institutional Class	(20,423,767)	(39,422,684)
Class A	(21,160,319)	(47,460,016)
Class B	(272,840)	(821,445)
Class C	(8,120,683)	(18,107,020)
Advisor Class	(370,038)	(831,816)
From return of capital
Investor Class	—	(100,989)
Institutional Class	—	(4,125,044)
Class A	—	(4,966,041)
Class B	—	(85,953)
Class C	—	(1,894,652)
Advisor Class	—	(87,038)

Total distributions	(52,869,681)	(118,867,835)

Share Transactions:
Investor Class
Proceeds from sale of shares	84,222,570	47,148,201
Issued to shareholders in reinvestment of distributions	455,130	1,064,367
Cost of shares redeemed	(19,588,766)	(7,249,529)

Net increase from share transactions	65,088,934	40,963,039

Institutional Class
Proceeds from sale of shares	203,751,031	414,716,743
Issued to shareholders in reinvestment of distributions	17,020,951	38,225,274
Cost of shares redeemed	(331,337,769)	(208,914,172)

Net increase/(decrease) from share transactions	(110,565,787)	244,027,845

Class A
Proceeds from sale of shares	101,846,800	276,307,428
Issued to shareholders in reinvestment of distributions	17,395,737	42,533,327
Cost of shares redeemed	(195,488,107)	(225,282,875)

Net increase/(decrease) from share transactions	(76,245,570)	93,557,880

Class B
Proceeds from sale of shares	—	30,310
Issued to shareholders in reinvestment of distributions	201,270	675,261
Cost of shares redeemed	(2,174,267)	(6,550,227)

Net decrease from share transactions	(1,972,997)	(5,844,656)

Class C
Proceeds from sale of shares	12,225,236	47,417,841
Issued to shareholders in reinvestment of distributions	6,346,619	15,040,736
Cost of shares redeemed	(25,975,193)	(45,593,459)

Net increase/(decrease) from share transactions	(7,403,338)	16,865,118

Advisor Class
Proceeds from sale of shares	1,619,155	14,534,585
Issued to shareholders in reinvestment of distributions	296,923	667,068
Cost of shares redeemed	(2,092,016)	(7,242,217)

Net increase/(decrease) from share transactions	(175,938)	7,959,436

Net increase/(decrease) in net assets	$(83,569,399)	$546,938,976

Net Assets:
Beginning of period	1,782,916,135	1,235,977,159

End of period (including accumulated net investment loss of $(289,552) and $0, respectively)	$1,699,346,736	$1,782,916,135

See Notes to Financial Statements	47	June 30, 2013

Statement of Changes in Net Assets

	Forward Select Income Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	3,283,246	1,943,568
Distributions reinvested	18,253	44,115
Redeemed	(777,770)	(298,033)

Net increase in shares outstanding	2,523,729	1,689,650

Institutional Class
Sold	7,942,962	17,482,680
Distributions reinvested	676,519	1,610,544
Redeemed	(12,916,720)	(8,740,849)

Net increase/(decrease) in shares outstanding	(4,297,239)	10,352,375

Class A
Sold	3,983,970	11,707,187
Distributions reinvested	691,997	1,792,522
Redeemed	(7,640,480)	(9,444,898)

Net increase/(decrease) in shares outstanding	(2,964,513)	4,054,811

Class B
Sold	—	1,308
Distributions reinvested	8,090	28,799
Redeemed	(86,655)	(280,556)

Net decrease in shares outstanding	(78,565)	(250,449)

Class C
Sold	486,290	2,048,668
Distributions reinvested	257,509	645,260
Redeemed	(1,033,537)	(1,957,201)

Net increase/(decrease) in shares outstanding	(289,738)	736,727

Advisor Class
Sold	63,263	621,800
Distributions reinvested	11,842	28,223
Redeemed	(82,407)	(307,792)

Net increase/(decrease) in shares outstanding	(7,302)	342,231

(a) Prior to May 1, 2013, the Forward Select Income Fund Advisor Class was known as the Forward Select Income Fund Class M.

June 30, 2013	48	See Notes to Financial Statements

Statement of Cash Flows

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Real Estate Long/ Short Fund	Forward Select Income Fund
Cash Flows From Operating Activities:
Net increase in net assets resulting from operations	$5,270,675	$100,574,978
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided/(used) in operating activities:
Purchases of investment securities	(40,563,599)	(688,391,532)
Proceeds from sale of investment securities	41,362,951	841,594,185
Proceeds from securities sold short transactions	4,284,430	123,020,373
Purchases to cover securities sold short transactions	(4,036,257)	(145,150,024)
Premiums received from written options transactions	108,218	—
Premiums paid from closing written options transactions	(26,425)	—
Purchase of option contracts	(99,156)	(246,280)
Discount and premiums amortized	(330)	(124,573)
Net realized gain on investment securities	(7,800,777)	(89,599,820)
Net realized (gain)/loss on securities sold short	307,550	(513,704)
Net realized gain on written option contracts	(19,082)	—
Net realized loss on foreign currency transactions	118,381	—
Net change in unrealized depreciation on investments, securities sold short, written option contracts and translation of assets and liabilities in foreign currency	2,866,394	42,118,675
Changes in assets and liabilities:
Increase/(Decrease) in deposit with broker for securities sold short	(74,331)	19,139,210
(Increase)/Decrease in interest and dividends receivable	97,342	(723,753)
Increase in other assets	(7,245)	(105,902)
Decrease in payable for interest payable	(396)	(13,274)
Increase in payable for short sale dividends	13,205	—
Increase/(Decrease) in payable for advisor	2,558	(24,072)
Increase in payable for distribution and service fees	2,374	57,645
Increase in payable to trustees	213	5,927
Decrease in payable for chief compliance officer fee	(28)	(391)
Decrease in payable for legal and audit fees	(7,881)	(55,292)
Increase in payable for ReFlow fee (Note 2)	3,441	5,350
Increase in accrued expenses and other liabilities	1,596	16,941

Net cash provided by operating activities	1,803,821	201,584,667

Cash Flows From Financing Activities:
Cash provided/(used) by loan, net	(920,047)	8,847,876
Proceeds from sale of shares	10,653,464	404,763,868
Cost of shares redeemed	(11,908,438)	(578,604,241)
Cash distributions paid	(26,656)	(11,153,051)

Net cash used in financing activities	(2,201,677)	(176,145,548)

Effect of Exchange Rates on Cash	10,326	0
Net Change in Cash & Foreign Currency for the Period	(387,530)	25,439,119
Cash & Foreign Currency, Beginning of Period	498,562	25,836,373

Cash & Foreign Currency, End of Period	$111,032	$51,275,492

Non-cash financing activities not included herein consist of reinvestment of distributions of $188,795 and $41,716,630, respectively. Cash paid for interest on loan during the period was $138,330 and $1,143,772, respectively.

See Notes to Financial Statements	49	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$21.02		$18.68	$22.54
Income/(Loss) from Operations:
Net investment income(b)	0.28		0.04	0.23
Net realized and unrealized gain/(loss) on investments	(0.34)		2.62	(3.75)

Total from Investment Operations	(0.06)		2.66	(3.52)

Less Distributions:
From investment income	(0.20)		(0.32)	(0.34)

Total Distributions	(0.20)		(0.32)	(0.34)

Net Increase/(Decrease) in Net Asset Value	(0.26)		2.34	(3.86)

Net Asset Value, End of Period	$20.76		$21.02	$18.68

Total Return	(0.27	)%(c)	14.48%	(15.74	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$60,281		$27,193	$21
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.61	%(d)	0.18%	1.83	%(d)
Operating expenses including reimbursement/waiver	n/a		n/a	1.72	%(d)(e)
Operating expenses excluding reimbursement/waiver	1.64	%(d)	1.66%	1.73	%(d)
Portfolio Turnover Rate	44	%(c)	74%	88	%(f)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the Advisor agreed not to limit expenses.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2013	50	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(b)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$21.10		$18.72	$20.27		$19.39	$15.37	$27.11
Income/(Loss) from Operations:
Net investment income	0.28	(c)	0.32 (c)	0.43	(c)	0.44	0.45	0.47	(c)
Net realized and unrealized gain/(loss) on investments	(0.31)		2.42	(1.60)		1.11	4.08	(11.80)

Total from Investment Operations	(0.03)		2.74	(1.17)		1.55	4.53	(11.33)

Less Distributions:
From investment income	(0.22)		(0.36)	(0.38)		(0.67)	(0.51)	(0.39)
From capital gains	—		—	—		—	—	(0.04)
Tax return of capital	—		—	—		—	—	(0.00	)(d)

Total Distributions	(0.22)		(0.36)	(0.38)		(0.67)	(0.51)	(0.43)

Redemption Fees Added to Paid In Capital	—		—	—		—	0.00 (d)	0.02

Net Increase/(Decrease) in Net Asset Value	(0.25)		2.38	(1.55)		0.88	4.02	(11.74)

Net Asset Value, End of Period	$20.85		$21.10	$18.72		$20.27	$19.39	$15.37

Total Return	(0.14	)%(e)	14.95%	(5.92)%		8.50%	29.84%	(42.05)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$93,438		$90,441	$72,691		$37,217	$67,523	$32,664
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.60	%(f)	1.61%	2.12%		2.13%	2.63%	2.24%
Operating expenses including reimbursement/waiver	n/a		n/a	1.29	%(g)	1.25%	1.24%	1.26%
Operating expenses excluding reimbursement/waiver	1.24	%(f)	1.23%	1.29%		1.26%	1.32%	1.44%
Portfolio Turnover Rate	44	%(e)	74%	88%		85%	61%	123%

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the Advisor agreed not to limit expenses.

See Notes to Financial Statements	51	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$21.12		$18.72	$20.28		$19.38	$15.35	$27.10
Income/(Loss) from Operations:
Net investment income	0.22	(b)	0.26 (b)	0.36	(b)	0.40	0.40	0.44	(b)
Net realized and unrealized gain/(loss) on investments	(0.30)		2.43	(1.60)		1.12	4.08	(11.82)

Total from Investment Operations	(0.08)		2.69	(1.24)		1.52	4.48	(11.38)

Less Distributions:
From investment income	(0.18)		(0.29)	(0.32)		(0.62)	(0.45)	(0.33)
From capital gains	—		—	—		—	—	(0.04)
Tax return of capital	—		—	—		—	—	(0.00	)(c)

Total Distributions	(0.18)		(0.29)	(0.32)		(0.62)	(0.45)	(0.37)

Redemption Fees Added to Paid In Capital	—		—	—		—	0.00 (c)	0.00	(c)

Net Increase/(Decrease) in Net Asset Value	(0.26)		2.40	(1.56)		0.90	4.03	(11.75)

Net Asset Value, End of Period	$20.86		$21.12	$18.72		$20.28	$19.38	$15.35

Total Return(d)	(0.35	)%(e)	14.57%	(6.24)%		8.29%	29.53%	(42.28)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$22,089		$23,848	$27,248		$50,631	$73,490	$62,918
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.06	%(f)	1.31%	1.75%		1.85%	2.42%	1.99%
Operating expenses including reimbursement/waiver	n/a		n/a	1.52	%(g)	1.50%	1.49%	1.51%
Operating expenses excluding reimbursement/waiver	1.63	%(f)	1.58%	1.52%		1.51%	1.57%	1.69%
Portfolio Turnover Rate	44	%(e)	74%	88%		85%	61%	123%

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the Advisor agreed not to limit expenses.

June 30, 2013	52	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$21.10		$18.73	$20.28		$19.36	$15.30	$27.04
Income/(Loss) from Operations:
Net investment income	0.15	(b)	0.13 (b)	0.20	(b)	0.26	0.27	0.27	(b)
Net realized and unrealized gain/(loss) on investments	(0.28)		2.42	(1.59)		1.13	4.05	(11.78)

Total from Investment Operations	(0.13)		2.55	(1.39)		1.39	4.32	(11.51)

Less Distributions:
From investment income	(0.11)		(0.18)	(0.16)		(0.47)	(0.26)	(0.19)
From capital gains	—		—	—		—	—	(0.04)
Tax return of capital	—		—	—		—	—	(0.00	)(c)

Total Distributions	(0.11)		(0.18)	(0.16)		(0.47)	(0.26)	(0.23)

Redemption Fees Added to Paid In Capital	—		—	—		—	0.00 (c)	0.00	(c)

Net Increase/(Decrease) in Net Asset Value	(0.24)		2.37	(1.55)		0.92	4.06	(11.74)

Net Asset Value, End of Period	$20.86		$21.10	$18.73		$20.28	$19.36	$15.30

Total Return(d)	(0.59	)%(e)	13.78%	(6.93)%		7.50%	28.52%	(42.73)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,316		$1,608	$2,203		$3,184	$4,140	$3,708
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.39	%(f)	0.65%	0.98%		1.17%	1.66%	1.24%
Operating expenses including reimbursement/waiver	n/a		n/a	2.27	%(g)	2.25%	2.24%	2.26%
Operating expenses excluding reimbursement/waiver	2.22	%(f)	2.23%	2.28%		2.26%	2.32%	2.44%
Portfolio Turnover Rate	44	%(e)	74%	88%		85%	61%	123%

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the Advisor agreed not to limit expenses.

See Notes to Financial Statements	53	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$21.14		$18.77	$20.32		$19.40	$15.32	$27.04
Income/(Loss) from Operations:
Net investment income	0.15	(b)	0.13 (b)	0.20	(b)	0.26	0.28	0.27	(b)
Net realized and unrealized gain/(loss) on investments	(0.29)		2.43	(1.58)		1.13	4.05	(11.78)

Total from Investment Operations	(0.14)		2.56	(1.38)		1.39	4.33	(11.51)

Less Distributions:
From investment income	(0.11)		(0.19)	(0.17)		(0.47)	(0.25)	(0.17)
From capital gains	—		—	—		—	—	(0.04)
Tax return of capital	—		—	—		—	—	(0.00	)(c)

Total Distributions	(0.11)		(0.19)	(0.17)		(0.47)	(0.25)	(0.21)

Redemption Fees Added to Paid In Capital	—		—	—		—	0.00 (c)	0.00	(c)

Net Increase/(Decrease) in Net Asset Value	(0.25)		2.37	(1.55)		0.92	4.08	(11.72)

Net Asset Value, End of Period	$20.89		$21.14	$18.77		$20.32	$19.40	$15.32

Total Return(d)	(0.62	)%(e)	13.78%	(6.90)%		7.51%	28.54%	(42.76)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,342		$8,223	$8,397		$11,697	$15,035	$15,369
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.42	%(f)	0.63%	0.99%		1.14%	1.66%	1.24%
Operating expenses including reimbursement/waiver	n/a		n/a	2.28	%(g)	2.25%	2.24%	2.26%
Operating expenses excluding reimbursement/waiver	2.22	%(f)	2.23%	2.28%		2.26%	2.32%	2.44%
Portfolio Turnover Rate	44	%(e)	74%	88%		85%	61%	123%

(a) Prior to the close of business on June 12, 2009, the Forward Global Infrastructure Fund was known as the Kensington Global Infrastructure Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective July 1, 2011, the Advisor agreed not to limit expenses.

June 30, 2013	54	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Global Infrastructure Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012	Year Ended December 31, 2011		Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$21.10		$18.72	$20.27		$18.70
Income/(Loss) from Operations:
Net investment income	0.25	(c)	0.29 (c)	0.41	(c)	0.33
Net realized and unrealized gain/(loss) on investments	(0.29)		2.45	(1.58)		1.91

Total from Investment Operations	(0.04)		2.74	(1.17)		2.24

Less Distributions:
From investment income	(0.22)		(0.36)	(0.38)		(0.67)

Total Distributions	(0.22)		(0.36)	(0.38)		(0.67)

Net Increase/(Decrease) in Net Asset Value	(0.26)		2.38	(1.55)		1.57

Net Asset Value, End of Period	$20.84		$21.10	$18.72		$20.27

Total Return	(0.15	)%(d)	14.89%	(5.92)%		12.49	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$482		$3,694	$223		$168
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.32	%(e)	1.45%	2.03%		2.60	%(e)
Operating expenses including reimbursement/waiver	n/a		n/a	1.28	%(f)	1.24	%(e)
Operating expenses excluding reimbursement/waiver	1.25	%(e)	1.24%	1.29%		1.26	%(e)
Portfolio Turnover Rate	44	%(d)	74%	88%		85	%(g)

(a) Prior to May 1, 2013, the Forward Global Infrastructure Fund Advisor Class was known as the Forward Global Infrastructure Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the Advisor agreed not to limit expenses.

(g) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2010.

See Notes to Financial Statements	55	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$17.26		$12.17	$17.58
Income/(Loss) from Operations:
Net investment income(b)	0.12		0.46	0.17
Net realized and unrealized gain/(loss) on investments	(0.75)		6.03	(4.05)

Total from Investment Operations	(0.63)		6.49	(3.88)

Less Distributions:
From investment income	(0.32)		(1.40)	(1.53)

Total Distributions	(0.32)		(1.40)	(1.53)

Net Increase/(Decrease) in Net Asset Value	(0.95)		5.09	(5.41)

Net Asset Value, End of Period	$16.31		$17.26	$12.17

Total Return	(3.58	)%(c)	54.05%	(22.31	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,630		$12,027	$30
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.34	%(d)	2.76%	1.81	%(d)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.70	%(d)	1.80%	1.80	%(d)
Operating expenses excluding reimbursement/waiver	1.73	%(d)	1.84%	2.34	%(d)
Portfolio Turnover Rate	114	%(c)	209%	309	%(e)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2011.

June 30, 2013	56	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(b)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$17.24		$12.13	$15.97	$15.51	$12.89	$27.20
Income/(Loss) from Operations:
Net investment income	0.18	(c)	0.47 (c)	0.39 (c)	0.64	0.47	0.43 (c)
Net realized and unrealized gain/(loss) on investments	(0.79)		6.07	(2.66)	1.96	4.18	(14.32)

Total from Investment Operations	(0.61)		6.54	(2.27)	2.60	4.65	(13.89)

Less Distributions:
From investment income	(0.37)		(1.43)	(1.57)	(2.14)	(2.03)	(0.02)
Tax return of capital	—		—	—	—	—	(0.40)

Total Distributions	(0.37)		(1.43)	(1.57)	(2.14)	(2.03)	(0.42)

Redemption Fees Added to Paid in Capital	—		—	—	—	0.00 (d)	0.00 (d)

Net Increase/(Decrease) in Net Asset Value	(0.98)		5.11	(3.84)	0.46	2.62	(14.31)

Net Asset Value, End of Period	$16.26		$17.24	$12.13	$15.97	$15.51	$12.89

Total Return	(3.46	)%(e)	54.75%	(14.56)%	18.46%	36.49%	(51.44)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$82,424		$62,978	$4,260	$3,187	$3,532	$5,420
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	2.03	%(f)	2.81%	2.59%	2.90%	2.24%	1.97%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.33	%(f)(g)	1.40%	1.40%	1.40%	1.40%	1.41%
Operating expenses excluding reimbursement/waiver	1.37	%(f)	1.43%	1.78%	1.76%	1.70%	1.50%
Portfolio Turnover Rate	114	%(e)	209%	309%	285%	143%	110%

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the net expense limitation changed from 1.40% to 1.45%.

See Notes to Financial Statements	57	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$17.28		$12.17		$16.04	$15.54	$12.89	$27.17
Income/(Loss) from Operations:
Net investment income	0.12	(b)	0.41	(b)	0.34 (b)	0.07	0.31	0.37 (b)
Net realized and unrealized gain/(loss) on investments	(0.76)		6.09		(2.67)	2.52	4.29	(14.29)

Total from Investment Operations	(0.64)		6.50		(2.33)	2.59	4.60	(13.92)

Less Distributions:
From investment income	(0.32)		(1.39)		(1.54)	(2.09)	(1.95)	(0.02)
Tax return of capital	—		—		—	—	—	(0.34)

Total Distributions	(0.32)		(1.39)		(1.54)	(2.09)	(1.95)	(0.36)

Redemption Fees Added to Paid in Capital	—		—		—	—	0.00 (c)	0.00 (c)

Net Increase/(Decrease) in Net Asset Value	(0.96)		5.11		(3.87)	0.50	2.65	(14.28)

Net Asset Value, End of Period	$16.32		$17.28		$12.17	$16.04	$15.54	$12.89

Total Return(d)	(3.65	)%(e)	54.06%		(14.80)%	18.33%	36.10%	(51.56)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$41,921		$74,449		$20,594	$29,007	$38,132	$43,311
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.31	%(f)	2.51%		2.23%	2.57%	1.86%	1.72%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.71	%(f)(g)	1.77	%(h)	1.65%	1.65%	1.65%	1.66%
Operating expenses excluding reimbursement/waiver	1.73	%(f)	1.83%		1.99%	2.01%	1.92%	1.75%
Portfolio Turnover Rate	114	%(e)	209%		309%	285%	143%	110%

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the net expense limitation changed from 1.80% to 1.85%.

(h) Effective May 1, 2012, the net expense limitation changed from 1.65% to 1.80%.

June 30, 2013	58	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$17.33		$12.20	$16.06	$15.56	$12.87	$27.04
Income/(Loss) from Operations:
Net investment income	0.10	(b)	0.29 (b)	0.22 (b)	0.32	0.24	0.21 (b)
Net realized and unrealized gain/(loss) on investments	(0.79)		6.12	(2.67)	2.15	4.23	(14.20)

Total from Investment Operations	(0.69)		6.41	(2.45)	2.47	4.47	(13.99)

Less Distributions:
From investment income	(0.29)		(1.28)	(1.41)	(1.97)	(1.78)	—
Tax return of capital	—		—	—	—	—	(0.18)

Total Distributions	(0.29)		(1.28)	(1.41)	(1.97)	(1.78)	(0.18)

Redemption Fees Added to Paid in Capital	—		—	—	—	0.00 (c)	0.00 (c)

Net Increase/(Decrease) in Net Asset Value	(0.98)		5.13	(3.86)	0.50	2.69	(14.17)

Net Asset Value, End of Period	$16.35		$17.33	$12.20	$16.06	$15.56	$12.87

Total Return(d)	(3.91	)%(e)	53.13%	(15.42)%	17.40%	35.06%	(51.92)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,257		$12,780	$7,916	$11,489	$11,852	$12,935
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.08	%(f)	1.81%	1.45%	1.87%	1.08%	0.97%
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	2.31	%(f)	2.40%	2.40%	2.40%	2.40%	2.41%
Operating expenses excluding reimbursement/waiver	2.35	%(f)	2.48%	2.74%	2.76%	2.67%	2.50%
Portfolio Turnover Rate	114	%(e)	209%	309%	285%	143%	110%

(a) Prior to the close of business on June 12, 2009, the Forward International Real Estate Fund was known as the Kensington International Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

See Notes to Financial Statements	59	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward International Real Estate Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$17.22		$12.12	$17.52
Income/(Loss) from Operations:
Net investment income(c)	0.17		0.25	0.32
Net realized and unrealized gain/(loss) on investments	(0.77)		6.29	(4.15)

Total from Investment Operations	(0.60)		6.54	(3.83)

Less Distributions:
From investment income	(0.37)		(1.44)	(1.57)

Total Distributions	(0.37)		(1.44)	(1.57)

Net Increase/(Decrease) in Net Asset Value	(0.97)		5.10	(5.40)

Net Asset Value, End of Period	$16.25		$17.22	$12.12

Total Return	(3.42	)%(d)	54.68%	(22.10	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,100		$1,682	$8
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver/recoupment of past waived fees by advisor	1.88	%(e)	1.46%	3.32	%(e)
Operating expenses including reimbursement/waiver/recoupment of past waived fees by advisor	1.34	%(e)(f)	1.38%	1.40	%(e)
Operating expenses excluding reimbursement/waiver	1.37	%(e)	1.45%	1.91	%(e)
Portfolio Turnover Rate	114	%(d)	209%	309	%(g)

(a) Prior to May 1, 2013, the Forward International Real Estate Fund Advisor Class was known as the Forward International Real Estate Fund Class M.

(b) The Fund began offering Advisor Class Shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 1.40% to 1.50%.

(g) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2011.

June 30, 2013	60	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.97		$12.71	$12.33		$10.03	$8.35		$14.30
Income/(Loss) from Operations:
Net investment income	0.13	(b)	0.11 (b)	0.10	(b)	0.17	0.21		0.22
Net realized and unrealized gain/(loss) on investments	0.86		2.26	0.37		2.36	1.63		(5.88)

Total from Investment Operations	0.99		2.37	0.47		2.53	1.84		(5.66)

Less Distributions:
From investment income	(0.03)		(0.11)	(0.09)		(0.23)	(0.16)		(0.19)
From capital gains	—		—	—		—	—		(0.09)
Tax return of capital	—		—	—		—	—		(0.01)

Total Distributions	(0.03)		(0.11)	(0.09)		(0.23)	(0.16)		(0.29)

Net Increase/(Decrease) in Net Asset Value	0.96		2.26	0.38		2.30	1.68		(5.95)

Net Asset Value, End of Period	$15.93		$14.97	$12.71		$12.33	$10.03		$8.35

Total Return	6.63	%(c)	18.69%	3.84%		25.40%	22.44%		(39.88)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$37,463		$25,602	$24,126		$25,733	$22,199		$19,065
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.69	%(d)	0.78%	0.78%		1.48%	2.44%		1.53%
Operating expenses including reimbursement/waiver	n/a		n/a	1.65	%(e)	1.60%	1.69	%(f)	n/a
Operating expenses excluding reimbursement/waiver	1.62	%(d)	1.67%	1.68%		1.87%	1.74%		1.47%
Portfolio Turnover Rate	33	%(c)	33%	36%		66%	64%		7%

(a) Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Effective July 1, 2011, the Advisor agreed not to limit expenses.

(f) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.60%.

See Notes to Financial Statements	61	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Year Ended December 31, 2009(a)		Period Ended December 31, 2008(b)
Net Asset Value, Beginning of Period	$13.35		$11.34	$11.01		$8.98	$8.13		$15.39
Income/(Loss) from Operations:
Net investment income	0.15	(c)	0.17 (c)	0.14	(c)	0.08	0.23	(c)	0.16
Net realized and unrealized gain/(loss) on investments	0.76		2.01	0.33		2.22	1.39		(6.92)

Total from Investment Operations	0.91		2.18	0.47		2.30	1.62		(6.76)

Less Distributions:
From investment income	(0.06)		(0.17)	(0.14)		(0.27)	(0.77)		(0.38)
From capital gains	—		—	—		—	—		(0.09)
Tax return of capital	—		—	—		—	—		(0.03)

Total Distributions	(0.06)		(0.17)	(0.14)		(0.27)	(0.77)		(0.50)

Net Increase/(Decrease) in Net Asset Value	0.85		2.01	0.33		2.03	0.85		(7.26)

Net Asset Value, End of Period	$14.20		$13.35	$11.34		$11.01	$8.98		$8.13

Total Return	6.75	%(d)	19.28%	4.25%		25.91%	21.62%		(44.33	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,599		$4,454	$764		$680	$583		$3,747
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	2.11	%(e)	1.30%	1.23%		1.86%	3.29%		2.05	%(e)
Operating expenses including reimbursement/waiver	n/a		n/a	1.25	%(f)	1.20%	1.43	%(g)	n/a
Operating expenses excluding reimbursement/waiver	1.25	%(e)	1.25%	1.28%		1.47%	1.50%		1.26	%(e)
Portfolio Turnover Rate	33	%(d)	33%	36%		66%	64%		7	%(h)

(a) Prior to January 20, 2009, the Forward Real Estate Fund was known as the Forward Progressive Real Estate Fund.

(b) The Fund began offering Institutional Class shares on May 1, 2008.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the Advisor agreed not to limit expenses.

(g) Effective May 1, 2009, the Advisor agreed to limit expenses at 1.20%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2008.

June 30, 2013	62	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net Asset Value, Beginning of Period	$14.85		$12.60	$12.22		$9.95	$7.48
Income/(Loss) from Operations:
Net investment income	0.13	(b)	0.12 (b)	0.12	(b)	0.15	0.06
Net realized and unrealized gain on investments	0.85		2.25	0.37		2.37	2.60

Total from Investment Operations	0.98		2.37	0.49		2.52	2.66

Less Distributions:
From investment income	(0.03)		(0.12)	(0.11)		(0.25)	(0.19)

Total Distributions	(0.03)		(0.12)	(0.11)		(0.25)	(0.19)

Net Increase in Net Asset Value	0.95		2.25	0.38		2.27	2.47

Net Asset Value, End of Period	$15.80		$14.85	$12.60		$12.22	$9.95

Total Return(c)	6.60	%(d)	18.83%	4.01%		25.49%	35.84	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,509		$6,994	$7,159		$8,571	$9,039
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.65	%(e)	0.82%	0.92%		1.62%	1.39	%(e)
Operating expenses including reimbursement/waiver	n/a		n/a	1.50	%(f)	1.45%	1.45	%(e)
Operating expenses excluding reimbursement/waiver	1.64	%(e)	1.62%	1.53%		1.71%	1.48	%(e)
Portfolio Turnover Rate	33	%(d)	33%	36%		66%	64	%(g)

(a) The Fund began offering Class A shares on June 12, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the Advisor agreed not to limit expenses.

(g) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2009.

See Notes to Financial Statements	63	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011		Year Ended December 31, 2010	Period Ended December 31, 2009(a)
Net Asset Value, Beginning of Period	$14.99		$12.72	$12.35		$10.04	$7.48
Income/(Loss) from Operations:
Net investment income	0.08	(b)	0.02 (b)	0.02	(b)	0.10	0.03
Net realized and unrealized gain on investments	0.86		2.27	0.38		2.37	2.59

Total from Investment Operations	0.94		2.29	0.40		2.47	2.62

Less Distributions:
From investment income	—		(0.02)	(0.03)		(0.16)	(0.06)

Total Distributions	—		(0.02)	(0.03)		(0.16)	(0.06)

Net Increase in Net Asset Value	0.94		2.27	0.37		2.31	2.56

Net Asset Value, End of Period	$15.93		$14.99	$12.72		$12.35	$10.04

Total Return(c)	6.27	%(d)	18.04%	3.21%		24.71%	35.18	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,400		$2,190	$2,178		$2,656	$2,893
Ratios to Average Net Assets:
Net investment income including reimbursement/waiver	1.06	%(e)	0.17%	0.17%		0.88%	0.65	%(e)
Operating expenses including reimbursement/waiver	n/a		n/a	2.25	%(f)	2.20%	2.20	%(e)
Operating expenses excluding reimbursement/waiver	2.22	%(e)	2.27%	2.28%		2.46%	2.23	%(e)
Portfolio Turnover Rate	33	%(d)	33%	36%		66%	64	%(g)

(a) The Fund began offering Class C shares on June 12, 2009.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Annualized.

(f) Effective July 1, 2011, the Advisor agreed not to limit expenses.

(g) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2009.

June 30, 2013	64	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$27.05		$22.48	$24.62
Income/(Loss) from Operations:
Net investment income(b)	0.27		0.32	0.31
Net realized and unrealized gain/(loss) on investments	1.63		4.82	(2.06)

Total from Investment Operations	1.90		5.14	(1.75)

Less Distributions:
From investment income	(0.08)		(0.57)	(0.39)

Total Distributions	(0.08)		(0.57)	(0.39)

Net Increase/(Decrease) in Net Asset Value	1.82		4.57	(2.14)

Net Asset Value, End of Period	$28.87		$27.05	$22.48

Total Return	7.05	%(c)	22.98%	(7.09	)%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,762		$1,894	$92
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.55	%(d)	1.91%	2.51	%(d)
Operating expenses	1.77	%(d)	1.73%	1.98	%(d)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	1.85	%(d)	1.24%	2.08	%(d)
Operating expenses	2.48	%(d)	2.40%	2.42	%(d)
Portfolio Turnover Rate	44	%(c)	53%	78	%(e)

(a) The Fund began offering Investor Class shares on May 2, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2011.

See Notes to Financial Statements	65	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(b)	Year Ended December 31, 2010	Year Ended December 31, 2009(c)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$27.87		$23.10	$23.42	$18.43	$13.35	$34.89
Income/(Loss) from Operations:
Net investment income	0.35	(d)	0.31 (d)	0.52 (d)	0.90	0.81	1.95 (d)
Net realized and unrealized gain/(loss) on investments	1.66		5.10	(0.27)	5.23	5.27	(21.42)

Total from Investment Operations	2.01		5.41	0.25	6.13	6.08	(19.47)

Less Distributions:
From investment income	(0.14)		(0.64)	(0.57)	(1.14)	(1.00)	(1.64)
From capital gains	—		—	—	—	—	(0.10)
Tax return of capital	—		—	—	—	—	(0.33)

Total Distributions	(0.14)		(0.64)	(0.57)	(1.14)	(1.00)	(2.07)

Redemption Fees Added to Paid in Capital	—		—	—	—	0.00 (e)	—

Net Increase/(Decrease) in Net Asset Value	1.87		4.77	(0.32)	4.99	5.08	(21.54)

Net Asset Value, End of Period	$29.74		$27.87	$23.10	$23.42	$18.43	$13.35

Total Return	7.22	%(f)	23.54%	1.10%	33.67%	48.57%	(57.68)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$17,377		$13,598	$8,692	$3,287	$1,502	$711
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	3.05	%(g)	1.85%	2.71%	4.58%	7.14%	7.77%
Operating expenses	1.39	%(g)	1.37%	1.46%	1.34%	0.84%	0.46%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	2.34	%(g)	1.18%	2.27%	4.33%	7.14%	6.68%
Operating expenses	2.09	%(g)	2.03%	1.90%	1.59%	0.84%	1.55%
Portfolio Turnover Rate	44	%(f)	53%	78%	95%	291%	189%

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(c) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Not Annualized.

(g) Annualized.

June 30, 2013	66	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009(b)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$27.12		$22.50	$22.83	$17.99	$13.02	$34.88
Income/(Loss) from Operations:
Net investment income	0.27	(c)	0.19 (c)	0.35 (c)	0.77	1.36	1.92 (c)
Net realized and unrealized gain/(loss) on investments	1.63		4.98	(0.17)	5.16	4.52	(21.78)

Total from Investment Operations	1.90		5.17	0.18	5.93	5.88	(19.86)

Less Distributions:
From investment income	(0.08)		(0.55)	(0.51)	(1.09)	(0.91)	(1.58)
From capital gains	—		—	—	—	—	(0.10)
Tax return of capital	—		—	—	—	—	(0.32)

Total Distributions	(0.08)		(0.55)	(0.51)	(1.09)	(0.91)	(2.00)

Redemption Fees Added to Paid in Capital	—		—	—	—	0.00 (d)	0.00 (d)

Net Increase/(Decrease) in Net Asset Value	1.82		4.62	(0.33)	4.84	4.97	(21.86)

Net Asset Value, End of Period	$28.94		$27.12	$22.50	$22.83	$17.99	$13.02

Total Return(e)	7.02	%(f)	23.07%	0.82%	33.34%	48.18%	(58.78)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$35,428		$35,831	$33,601	$48,211	$36,323	$43,718
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.58	%(g)	1.40%	1.97%	4.11%	6.58%	7.52%
Operating expenses	1.78	%(g)	1.72%	1.67%	1.60%	0.84%	0.71%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	1.88	%(g)	0.74%	1.53%	3.86%	6.58%	6.43%
Operating expenses	2.48	%(g)	2.39%	2.11%	1.85%	0.84%	1.80%
Portfolio Turnover Rate	44	%(f)	53%	78%	95%	291%	189%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	67	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009(b)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$26.98		$22.37		$22.70	$17.89	$12.83	$34.42
Income/(Loss) from Operations:
Net investment income/(loss)	0.19	(c)	(0.00	)(c)(d)	0.17 (c)	0.14	0.37	1.64 (c)
Net realized and unrealized gain/(loss) on investments	1.62		4.98		(0.17)	5.59	5.33	(21.44)

Total from Investment Operations	1.81		4.98		0.00	5.73	5.70	(19.80)

Less Distributions:
From investment income	(0.02)		(0.37)		(0.33)	(0.92)	(0.64)	(1.40)
From capital gains	—		—		—	—	—	(0.10)
Tax return of capital	—		—		—	—	—	(0.29)

Total Distributions	(0.02)		(0.37)		(0.33)	(0.92)	(0.64)	(1.79)

Redemption Fees Added to Paid in Capital	—		—		—	—	0.00 (d)	—

Net Increase/(Decrease) in Net Asset Value	1.79		4.61		(0.33)	4.81	5.06	(21.59)

Net Asset Value, End of Period	$28.77		$26.98		$22.37	$22.70	$17.89	$12.83

Total Return(e)	6.67	%(f)	22.31%		0.06%	32.34%	47.02%	(59.07)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,256		$2,593		$4,384	$7,755	$8,729	$9,597
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	1.99	%(g)	0.65%		1.20%	3.04%	5.78%	6.77%
Operating expenses	2.36	%(g)	2.38%		2.42%	2.36%	1.62%	1.46%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income/(loss)	1.29	%(g)	(0.02)%		0.76%	2.80%	5.78%	5.68%
Operating expenses	3.06	%(g)	3.05%		2.86%	2.60%	1.62%	2.55%
Portfolio Turnover Rate	44	%(f)	53%		78%	95%	291%	189%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

June 30, 2013	68	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011(a)	Year Ended December 31, 2010	Year Ended December 31, 2009(b)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$26.93		$22.34	$22.67	$17.87	$12.84	$34.41
Income/(Loss) from Operations:
Net investment income	0.19	(c)	0.02 (c)	0.19 (c)	0.47	0.53	1.64 (c)
Net realized and unrealized gain/(loss) on investments	1.61		4.95	(0.18)	5.26	5.16	(21.43)

Total from Investment Operations	1.80		4.97	0.01	5.73	5.69	(19.79)

Less Distributions:
From investment income	(0.02)		(0.38)	(0.34)	(0.93)	(0.66)	(1.39)
From capital gains	—		—	—	—	—	(0.10)
Tax return of capital	—		—	—	—	—	(0.29)

Total Distributions	(0.02)		(0.38)	(0.34)	(0.93)	(0.66)	(1.78)

Redemption Fees Added to Paid in Capital	—		—	—	—	0.00 (d)	0.00 (d)

Net Increase/(Decrease) in Net Asset Value	1.78		4.59	(0.33)	4.80	5.03	(21.57)

Net Asset Value, End of Period	$28.71		$26.93	$22.34	$22.67	$17.87	$12.84

Total Return(e)	6.69	%(f)	22.30%	0.04%	32.35%	47.03%	(59.08)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$19,445		$19,171	$19,272	$25,152	$23,191	$22,658
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.01	%(g)	0.74%	1.27%	3.16%	5.77%	6.77%
Operating expenses	2.36	%(g)	2.38%	2.43%	2.36%	1.65%	1.46%
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	1.31	%(g)	0.07%	0.83%	2.92%	5.77%	5.68%
Operating expenses	3.07	%(g)	3.04%	2.87%	2.60%	1.65%	2.55%
Portfolio Turnover Rate	44	%(f)	53%	78%	95%	291%	189%

(a) Prior to May 1, 2011, the Forward Real Estate Long/Short Fund was known as the Forward Strategic Realty Fund.

(b) Prior to the close of business on June 12, 2009, the Forward Strategic Realty Fund was known as the Kensington Strategic Realty Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

See Notes to Financial Statements	69	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Real Estate Long/Short Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012	Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$27.88		$23.10	$25.26
Income/(Loss) from Operations:
Net investment income(c)	0.32		0.40	0.36
Net realized and unrealized gain/(loss) on investments	1.70		5.02	(2.09)

Total from Investment Operations	2.02		5.42	(1.73)

Less Distributions:
From investment income	(0.14)		(0.64)	(0.43)

Total Distributions	(0.14)		(0.64)	(0.43)

Net Increase/(Decrease) in Net Asset Value	1.88		4.78	(2.16)

Net Asset Value, End of Period	$29.76		$27.88	$23.10

Total Return	7.24	%(d)	23.59%	(6.81	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,363		$2,526	$9
Ratios to Average Net Assets (excluding interest and dividends on short sales expense):
Net investment income	2.88	%(e)	2.14%	2.78	%(e)
Operating expenses	1.39	%(e)	1.33%	1.50	%(e)
Ratios to Average Net Assets (including interest and dividends on short sales expense):
Net investment income	2.18	%(e)	1.47%	2.34	%(e)
Operating expenses	2.09	%(e)	1.99%	1.94	%(e)
Portfolio Turnover Rate	44	%(d)	53%	78	%(f)

(a) Prior to May 1, 2013, the Forward Real Estate Long/Short Fund Advisor Class was known as the Forward Real Estate Long/Short Fund Class M.

(b) The Fund began offering Advisor Class Shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2011.

June 30, 2013	70	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Period Ended December 31, 2011(a)
Net Asset Value, Beginning of Period	$24.38		$22.01	$21.75
Income/(Loss) from Operations:
Net investment income(b)	0.75		1.18	0.38
Net realized and unrealized gain on investments	0.57		2.95	0.33

Total from Investment Operations	1.32		4.13	0.71

Less Distributions:
From investment income	(0.73)		(1.59)	(0.45)
Tax return of capital	—		(0.17)	—

Total Distributions	(0.73)		(1.76)	(0.45)

Net Increase in Net Asset Value	0.59		2.37	0.26

Net Asset Value, End of Period	$24.97		$24.38	$22.01

Total Return	5.43	%(c)	19.23%	3.28	%(c)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$105,535		$41,499	$283
Ratios to Average Net Assets (excluding interest expense):
Net investment income	6.03	%(d)	5.16%	10.11	%(d)
Operating expenses	1.59	%(d)	1.59%	1.67	%(d)
Ratios to Average Net Assets (including interest expense):
Net investment income	5.92	%(d)	4.92%	9.77	%(d)
Operating expenses	1.71	%(d)	1.83%	2.01	%(d)
Portfolio Turnover Rate	36	%(c)	53%	73	%(e)

(a) The Fund began offering Investor Class shares on October 26, 2011.

(b) Per share amounts are based upon average shares outstanding.

(c) Not Annualized.

(d) Annualized.

(e) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2011.

See Notes to Financial Statements	71	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(b)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$24.40		$22.00	$23.24	$20.11	$13.14	$25.13
Income/(Loss) from Operations:
Net investment income	0.73	(c)	1.04 (c)	1.45 (c)	1.91	1.91	2.38	(c)
Net realized and unrealized gain/(loss) on investments	0.64		3.18	(0.70)	3.29	7.29	(11.90)

Total from Investment Operations	1.37		4.22	0.75	5.20	9.20	(9.52)

Less Distributions:
From investment income	(0.77)		(1.65)	(1.99)	(2.07)	(1.73)	(1.77)
Tax return of capital	—		(0.17)	—	—	(0.51)	(0.71)

Total Distributions	(0.77)		(1.82)	(1.99)	(2.07)	(2.24)	(2.48)

Redemption Fees Added to Paid in Capital	—		—	—	—	0.01	0.01

Net Increase/(Decrease) in Net Asset Value	0.60		2.40	(1.24)	3.13	6.97	(11.99)

Net Asset Value, End of Period	$25.00		$24.40	$22.00	$23.24	$20.11	$13.14

Total Return	5.63	%(d)	19.66%	3.31%	26.74%	76.03%	(40.43	)%(e)(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$563,839		$654,961	$362,894	$319,717	$139,624	$71,934
Ratios to Average Net Assets (excluding interest expense):
Net investment income	5.88	%(g)	4.59%	6.64%	8.98%	11.43%	12.54%
Operating expenses	1.19	%(g)	1.18%	1.19%	1.20%	1.27%	1.33%
Ratios to Average Net Assets (including interest expense):
Net investment income	5.77	%(g)	4.35%	6.31%	8.68%	11.14%	11.76%
Operating expenses	1.30	%(g)	1.42%	1.52%	1.50%	1.56%	2.11%
Portfolio Turnover Rate	36	%(d)	53%	73%	93%	138%	66%

(a) Prior to the close of business on June 12, 2009, the Institutional Class was known as Class Y.

(b) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.38%.

(f) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(g) Annualized.

June 30, 2013	72	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Class A
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$24.43		$22.03	$23.26	$20.13	$13.17	$25.14
Income/(Loss) from Operations:
Net investment income	0.69	(b)	0.94 (b)	1.38 (b)	1.68	1.70	2.42	(b)
Net realized and unrealized gain/(loss) on investments	0.64		3.19	(0.67)	3.47	7.42	(12.02)

Total from Investment Operations	1.33		4.13	0.71	5.15	9.12	(9.60)

Less Distributions:
From investment income	(0.72)		(1.57)	(1.94)	(2.02)	(1.68)	(1.70)
Tax return of capital	—		(0.16)	—	—	(0.49)	(0.71)

Total Distributions	(0.72)		(1.73)	(1.94)	(2.02)	(2.17)	(2.41)

Redemption Fees Added to Paid in Capital	—		—	—	—	0.01	0.04

Net Increase/(Decrease) in Net Asset Value	0.61		2.40	(1.23)	3.13	6.96	(11.97)

Net Asset Value, End of Period	$25.04		$24.43	$22.03	$23.26	$20.13	$13.17

Total Return(c)	5.45	%(d)	19.22%	3.09%	26.41%	74.98%	(40.49	)%(e)(f)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$699,268		$754,615	$591,167	$642,665	$442,444	$208,502
Ratios to Average Net Assets (excluding interest expense):
Net investment income	5.54	%(g)	4.19%	6.33%	8.38%	11.36%	12.28%
Operating expenses	1.59	%(g)	1.54%	1.44%	1.44%	1.52%	1.58%
Ratios to Average Net Assets (including interest expense):
Net investment income	5.42	%(g)	3.95%	6.00%	8.07%	11.07%	11.50%
Operating expenses	1.71	%(g)	1.77%	1.77%	1.75%	1.81%	2.36%
Portfolio Turnover Rate	36	%(d)	53%	73%	93%	138%	66%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Total return does not reflect the effect of sales charges.

(d) Not Annualized.

(e) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.30%.

(f) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(g) Annualized.

See Notes to Financial Statements	73	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Class B
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$24.19		$21.83	$23.06	$19.96	$12.98	$24.86
Income/(Loss) from Operations:
Net investment income	0.61	(b)	0.75 (b)	1.16 (b)	1.45	1.65	2.28	(b)
Net realized and unrealized gain/(loss) on investments	0.63		3.18	(0.63)	3.50	7.19	(11.90)

Total from Investment Operations	1.24		3.93	0.53	4.95	8.84	(9.62)

Less Distributions:
From investment income	(0.64)		(1.42)	(1.76)	(1.85)	(1.44)	(1.62)
Tax return of capital	—		(0.15)	—	—	(0.43)	(0.64)

Total Distributions	(0.64)		(1.57)	(1.76)	(1.85)	(1.87)	(2.26)

Redemption Fees Added to Paid in Capital	—		—	—	—	0.01	0.00	(c)

Net Increase/(Decrease) in Net Asset Value	0.60		2.36	(1.23)	3.10	6.98	(11.88)

Net Asset Value, End of Period	$24.79		$24.19	$21.83	$23.06	$19.96	$12.98

Total Return(d)	5.14	%(e)	18.42%	2.31%	25.52%	73.52%	(41.01	)%(f)(g)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,203		$11,857	$16,165	$25,445	$29,667	$21,423
Ratios to Average Net Assets (excluding interest expense):
Net investment income	4.97	%(h)	3.44%	5.42%	7.23%	10.60%	11.53%
Operating expenses	2.17	%(h)	2.18%	2.19%	2.19%	2.28%	2.33%
Ratios to Average Net Assets (including interest expense):
Net investment income	4.85	%(h)	3.20%	5.09%	6.93%	10.31%	10.75%
Operating expenses	2.29	%(h)	2.42%	2.52%	2.50%	2.57%	3.11%
Portfolio Turnover Rate	36	%(e)	53%	73%	93%	138%	66%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(h) Annualized.

June 30, 2013	74	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Class C
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009(a)	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$23.99		$21.66	$22.91	$19.86	$12.95	$24.80
Income/(Loss) from Operations:
Net investment income	0.61	(b)	0.77 (b)	1.20 (b)	1.61	1.75	2.22	(b)
Net realized and unrealized gain/(loss) on investments	0.62		3.14	(0.68)	3.30	7.07	(11.81)

Total from Investment Operations	1.23		3.91	0.52	4.91	8.82	(9.59)

Less Distributions:
From investment income	(0.65)		(1.43)	(1.77)	(1.86)	(1.48)	(1.62)
Tax return of capital	—		(0.15)	—	—	(0.44)	(0.64)

Total Distributions	(0.65)		(1.58)	(1.77)	(1.86)	(1.92)	(2.26)

Redemption Fees Added to Paid in Capital	—		—	—	—	0.01	0.00	(c)

Net Increase/(Decrease) in Net Asset Value	0.58		2.33	(1.25)	3.05	6.91	(11.85)

Net Asset Value, End of Period	$24.57		$23.99	$21.66	$22.91	$19.86	$12.95

Total Return(d)	5.13	%(e)	18.47%	2.29%	25.46%	73.60%	(40.99	)%(f)(g)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$308,538		$308,131	$262,310	$275,529	$210,227	$102,163
Ratios to Average Net Assets (excluding interest expense):
Net investment income	5.02	%(h)	3.53%	5.63%	7.60%	10.65%	11.53%
Operating expenses	2.17	%(h)	2.18%	2.19%	2.19%	2.27%	2.33%
Ratios to Average Net Assets (including interest expense):
Net investment income	4.90	%(h)	3.29%	5.30%	7.29%	10.36%	10.75%
Operating expenses	2.29	%(h)	2.42%	2.52%	2.50%	2.56%	3.11%
Portfolio Turnover Rate	36	%(e)	53%	73%	93%	138%	66%

(a) Prior to the close of business on June 12, 2009, the Forward Select Income Fund was known as the Kensington Select Income Fund.

(b) Per share amounts are based upon average shares outstanding.

(c) Amount represents less than $0.01 per share.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Total return includes an increase from payment by affiliates for net losses realized on investments not meeting investment restrictions. Excluding such item, the total return would have been decreased by 0.31%.

(g) Includes the effects of certain excess investments made by the Fund in the shares of other investment companies in the amount of $(0.02) per share.

(h) Annualized.

See Notes to Financial Statements	75	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Select Income Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012	Year Ended December 31, 2011	Period Ended December 31, 2010(b)
Net Asset Value, Beginning of Period	$24.39		$22.00	$23.24	$20.56
Income/(Loss) from Operations:
Net investment income	0.74	(c)	1.12 (c)	1.48 (c)	2.06
Net realized and unrealized gain/(loss) on investments	0.64		3.09	(0.73)	2.69

Total from Investment Operations	1.38		4.21	0.75	4.75

Less Distributions:
From investment income	(0.77)		(1.65)	(1.99)	(2.07)
Tax return of capital	—		(0.17)	—	—

Total Distributions	(0.77)		(1.82)	(1.99)	(2.07)

Net Increase/(Decrease) in Net Asset Value	0.61		2.39	(1.24)	2.68

Net Asset Value, End of Period	$25.00		$24.39	$22.00	$23.24

Total Return	5.67	%(d)	19.62%	3.31%	23.96	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,965		$11,852	$3,160	$2,212
Ratios to Average Net Assets (excluding interest expense):
Net investment income	5.94	%(e)	4.97%	6.81%	11.92	%(e)
Operating expenses	1.21	%(e)	1.19%	1.20%	1.23	%(e)
Ratios to Average Net Assets (including interest expense):
Net investment income	5.82	%(e)	4.73%	6.48%	11.62	%(e)
Operating expenses	1.33	%(e)	1.43%	1.53%	1.53	%(e)
Portfolio Turnover Rate	36	%(d)	53%	73%	93	%(f)

(a) Prior to May 1, 2013, the Forward Select Income Fund Advisor Class was known as the Forward Select Income Fund Class M.

(b) The Fund began offering Advisor Class shares on February 1, 2010.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the Year Ended December 31, 2010.

June 30, 2013	76	See Notes to Financial Statements

Notes to Financial Statements (Unaudited)

1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2013, the Trust has 32 registered funds. This annual report describes 5 funds offered by the Trust (each a “Fund” and collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Global Infrastructure Fund (“Global Infrastructure Fund”), the Forward International Real Estate Fund (“International Real Estate Fund”), the Forward Real Estate Fund (“Real Estate Fund”), the Forward Real Estate Long/Short Fund (“Real Estate Long/Short Fund”), and the Forward Select Income Fund (“Select Income Fund”).

The Global Infrastructure Fund seeks to achieve total return from both capital appreciation and current income through investing primarily in global infrastructure-related securities issued by companies involved in the construction, development, financing or operation of infrastructure assets. The International Real Estate Fund seeks to achieve total return from both capital appreciation and current income through investing primarily in a portfolio of non-U.S. securities of real estate and real estate-related companies, including real estate investment trusts (“REITs”). The Real Estate Fund seeks income with capital appreciation as a secondary goal through investing primarily in securities of real estate companies, including REITs. The Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital through investing primarily in securities of issuers engaged primarily in the real estate industry such as REITs, master limited partnerships and other real estate firms. The Select Income Fund seeks high current income and potential for modest long-term growth of capital through investing primarily in securities of companies in the real estate industry, such as REITs, master limited partnerships and other real estate firms.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class B, Class C and Advisor Class shares offered by the Trust.

Effective May 1, 2009, the Funds no longer offer for sale Class B shares of the Funds; and shareholders are no longer able to make new or additional investments in Class B shares. As of May 1, 2009, the current holders of Class B shares of the Fund will continue to be permitted to: hold their Class B shares until they are converted to Class A shares; exchange their Class B shares for Class B shares of another Fund; automatically reinvest dividends in Class B shares; and make additional investments in other share classes of the Funds, subject to pricing and eligibility requirements of those other share classes.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

The International Real Estate Fund, the Real Estate Fund, the Real Estate Long/Short Fund, and the Select Income Fund invest a substantial portion of assets in the securities of issuers engaged in the real estate industry, including REITs. The Global Infrastructure Fund invests a substantial portion of its assets in securities of issuers engaged in the infrastructure industry. As a result, the Funds may be more affected by economic and regulatory developments in these industries than would a fund not concentrating its investments in a particular sector.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2013.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity date of more than 60 days or that are credit impaired for which market data is readily available, are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in 60 days or less and that are not credit impaired, are valued at amortized cost, which approximates fair value, if their original maturity was 365 days or less, (unless the Board of Trustees determines that this method does not represent fair value).

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal

77	June 30, 2013

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repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

Futures and options on futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures and options on futures contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the-counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported trade or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ valuation procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not

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sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Master Limited Partnerships (“MLPs”): Each Fund may invest in MLPs, which are limited partnerships in which ownership units are publicly traded. MLPs often own interests in properties or businesses that are related to the oil and gas industries, although MLPs may invest in other types of investments. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (such as a Fund investing in an MLP) are not involved in the day-to-day management of the partnership.

Investments in MLPs are generally subject to many of the risks that apply to partnerships. For example, holders of the units of MLPs may have limited control and limited voting rights on matters affecting the partnership. There may be fewer corporate protections afforded investors in an MLP than investors in a corporation, and conflicts of interest may exist among unit holders and the general partner of an MLP. MLPs that concentrate in a particular industry or region are subject to risk associated with such industry or region. Investments held by MLPs may be illiquid. MLP unit prices may be more volatile than securities of larger or more broadly based companies.

Unlike most corporations, MLPs do not pay income tax but instead pass through their taxable income to unit holders who are required to report their allocable share of an MLP’s taxable income. An MLP’s distribution to unit holders may exceed the unit holder’s share of the MLP’s taxable income, and a portion of the distribution may represent a return of capital. If a Fund invests in an MLP that makes a return of capital, a portion of the Fund’s distribution to shareholders may also represent a return of capital.

Real Estate Investment Trusts: Each Fund invests a substantial portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2013, the Real Estate Long/Short Fund held securities sold short with a market value of $11,361,225. No other Funds held securities sold short at June 30, 2013.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an

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indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date.

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable

(either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2013:

Investments In Securities	Level 1	Level 2	Level 3	Total
Global Infrastructure Fund
Common Stocks(a)	$176,425,208	—	—	$176,425,208

Total	$176,425,208	—	—	$176,425,208

International Real Estate Fund
Common Stocks(a)	$145,588,351	—	—	$145,588,351
Rights	—	—	—	—

Total	$145,588,351	—	—	$145,588,351

Real Estate Fund
Common Stocks(a)	$50,347,524	—	—	$50,347,524

Total	$50,347,524	—	—	$50,347,524

Real Estate Long/Short Fund
Common Stocks(a)	$81,008,130	—	—	$81,008,130
Exchange-Traded Funds	487,390	—	—	487,390
Convertible Preferred Stocks(a)	1,353,000	—	—	1,353,000
Preferred Stocks(a)	6,662,962	—	—	6,662,962
Entitlement Rights	—	—	—	—
Options Purchased	6,390	—	—	6,390
Corporate Bonds(a)	—	$406,575	—	406,575

Total	$89,517,872	$406,575	—	$89,924,447

Select Income Fund
Common Stocks
REITs-Residential	—	$9,550,000	—	$9,550,000
Other(a)	$539,831,527	—	—	539,831,527
Convertible Preferred Stocks(a)	115,837,728	—	—	115,837,728
Preferred Stocks(a)	1,035,168,755	—	—	1,035,168,755
Options Purchased	228,138	—	—	228,138
Corporate Bonds(a)	—	126,294,009	—	126,294,009

Total	$1,691,066,148	$135,844,009	—	$1,826,910,157

(a) For detailed descriptions of industry or country see the accompanying Portfolio of Investments.

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Notes to Financial Statements (Unaudited)

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Real Estate Long/Short Fund
Liabilities
Securities Sold Short
Common Stocks	$(8,451,289)	—	—	$(8,451,289)
Exchange-Traded Funds	(2,909,966)	—	—	(2,909,966)
Options Written	(94,300)	—	—	(94,300)

Total	$(11,455,555)	—	—	$(11,455,555)

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as written options and short sales.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the six months ended June 30, 2013, the only transfers of securities from Level 2 to Level 1 were for the Global Infrastructure Fund and the International Real Estate Fund due to the Funds’ utilization of a fair valuation model provided by the Funds’ independent pricing vendor at December 31, 2012. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model, and the value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. During the six months ended June 30, 2013 there were no other transfers between Level 1 and Level 2 securities in any other Fund.

For the six months ended June 30, 2013, the Funds did not have material transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, and purchased and written option contracts. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

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Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Option Writing/Purchasing: The Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. As of June 30, 2013, the Real Estate Long/Short Fund held written options with a market value of $(94,300). As of

June 30, 2013, the Real Estate Long/Short Fund and the Select Income Fund held purchased options with a market value of $6,390 and $228,138, respectively. No other Funds held purchased or written options at June 30, 2013.

Written option activity for the six months ended June 30, 2013 was as follows:

	Written Call Options
	Number of Contracts	Contract Premium
Global Infrastructure Fund
Outstanding, at beginning of year December 31, 2012	(1,403)	$(115,390)

Options written	(700)	(127,878)
Options exercised or closed	700	127,878
Options expired	1,403	115,390

Outstanding, June 30, 2013	0	$0

Real Estate Long/Short Fund
Outstanding, at beginning of year December 31, 2012	0	$—

Options written	(1,100)	(108,219)
Options exercised or closed	164	27,612
Options expired	100	17,896

Outstanding, June 30, 2013	(836)	$(62,711)

The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2013 (a):

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
Real Estate Long/Short Fund
Equity Contracts (Options Written)		—	Options written, at value	$94,300

Total		—		$94,300

(a) For open derivative instruments as of June 30, 2013, see the Portfolio of Investments. The Portfolio of Investments is representative of the activity for the six months ended June 30, 2013.

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Notes to Financial Statements (Unaudited)

The gains/(losses) in the table below are included in the “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2013:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(Loss) on Derivatives Recognized in Income	Realized Gain on Derivatives Recognized in Income	Change in Unrealized Gain/(Loss) on Derivatives Recognized in Income
Global Infrastructure Fund
Equity Contracts (Options Written)	Net realized gain on written option contracts/Net change in unrealized depreciation on written option contracts	$115,390	$(107,375)

Total		$115,390	$(107,375)

Real Estate Long/Short Fund
Equity Contracts (Options Purchased)	Net realized gain on investments/Net change in unrealized depreciation on investments	$(246,579)	$(149,264)
Equity Contracts (Options Written)	Net realized gain on written option contracts/Net change in unrealized depreciation on written option contracts	19,082	(31,589)

Total		$(227,497)	$(180,853)

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract. There were no derivative financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2013.

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security, and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. No Funds held warrants as of June 30, 2013.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

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Leverage: The Real Estate Long/Short Fund and the Select Income Fund can purchase securities with borrowed money, including bank overdrafts (a form of leverage). Each Fund may borrow amounts up to one-third of the value of its assets. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

The Real Estate Long/Short Fund and the Select Income Fund maintain separate lines of credit with BNP Paribas (acting through its New York Branch). The Funds are charged interest of 1.20% above the one-month LIBOR rate for borrowing under these agreements.

The Real Estate Long/Short Fund and the Select Income Fund also maintain separate lines of credit with Bank of America Merrill Lynch. For borrowings under these agreements, the Real Estate Long/Short Fund and the Select Income Fund are charged a commitment fee on the average daily undrawn balance of the line of credit at the rate of 0.45% per annum and interest on the unpaid principal of the loan from the line of credit at the rate of 1.00% per annum above the one-month LIBOR. If the one-month LIBOR is unavailable, the Real Estate Long/Short Fund and the Select Income Fund are charged interest of 1.50% per annum above the Federal Funds rate.

The Real Estate Long/Short Fund and the Select Income Fund have pledged a portion of their investment securities as the collateral for their lines of credit. As of June 30, 2013, the market value of the investment securities pledged as collateral totaled $29,477,212 and $623,102,614, respectively, and the borrowed amounts on the lines of credit are $13,799,095 and $210,499,442, respectively. The average interest rate charged and the average outstanding demand loan payable for the six months ended June 30, 2013 were as follows:

Fund	Average Interest Rate	Average Outstanding Demand Loan Payable
Real Estate Long/Short Fund	1.358%	$14,335,125
Select Income Fund	1.247%	$157,724,246

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid semi-annually for the Global Infrastructure Fund and the International Real Estate Fund, and quarterly for the Real Estate Fund, the Real Estate Long/Short Fund and the Select Income Fund. For all Funds, net realized capital gains, if any, are distributed annually. There is no guarantee that the companies held by the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/tax differences that may exist.

Based on information provided by the REITs, the Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITS held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2013, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

June 30, 2013	84

Notes to Financial Statements (Unaudited)

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1) and/or shareholder services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: During the period from May 17, 2013 to June 30, 2013, certain Funds participated in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management, the investment advisor to the Funds (the “Advisor” or “Forward Management”). In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the period ended June 30, 2013 are recorded in the Statement of Operations.

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2013, based on each Fund’s average daily net assets:

Fund	Advisory Fee
Global Infrastructure Fund	0.90%

International Real Estate Fund	1.00%

Real Estate Fund	0.85% up to and including $100 million 0.80% over $100 million up to and including $500 million 0.70% over $500 million

Real Estate Long/Short Fund	1.00%

Select Income Fund	1.00%

Expense Limitations: Forward Management has entered into Expense Limitation Agreements with certain Funds, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Forward Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following is the annual expense limitation rate and expiration date for the Fund with an Expense Limitation Agreement:

Fund	Investor Class	Institutional Class	Class A	Class C	Advisor Class	End Date
International Real Estate Fund (a)	1.80%	1.45%	1.85%	2.40%	1.50%	April 30, 2014

(a) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the International Real Estate Fund’s Institutional Class, Class A and Advisor Class shares’ operating expenses to an annual rate of 1.40%, 1.80% and 1.40%, respectively.

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitation rates in existence at the time the expense was incurred or at the time of the reimbursement, whichever expense limitation rate is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

85	June 30, 2013

Notes to Financial Statements (Unaudited)

For the six months ended June 30, 2013, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past waived Fees by Advisor	Total
Global Infrastructure Fund
Investor Class	0	0	0
Institutional Class	0	$(3,505)	$(3,505)
Class A	0	0	0
Class B	0	(83)	(83)
Class C	0	(440)	(440)
Advisor Class	0	(32)	(32)
International Real Estate Fund
Investor Class	$1,527	(368)	1,159
Institutional Class	16,059	(3,557)	12,502
Class A	8,728	(2,443)	6,285
Class C	3,208	(704)	2,504
Advisor Class	827	(398)	429

As of June 30, 2013, the balances of recoupable expenses for each Fund were as follows:

Fund	2010	2011	2012	2013	TOTAL
Global Infrastructure Fund
Investor Class	N/A	$0	$0	$0	$0
Institutional Class	$0	0	0	0	0
Class A	5,854	1,092	0	0	6,946
Class B	247	66	0	0	313
Class C	902	278	0	0	1,180
Advisor Class	0	0	0	0	0
International Real Estate Fund
Investor Class	N/A	0	635	1,527	2,162
Institutional Class	7,491	13,325	7,899	16,059	44,774
Class A	118,453	92,769	20,945	8,728	240,895
Class C	39,161	35,282	7,702	3,208	85,353
Advisor Class	N/A	0	335	827	1,162
Real Estate Fund
Investor Class	63,712	8,810	0	0	72,522
Institutional Class	1,677	231	0	0	1,908
Class A	22,792	2,724	0	0	25,516
Class C	7,171	842	0	0	8,013

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares, and up to 0.75% of the Fund’s average daily net assets attributable to Class B and Class C shares.

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) that may be used to pay shareholder servicing fees at an annual rate of up to

0.15% of the Fund’s average daily net assets attributable to Investor Class shares, up to 0.05% of the Fund’s average daily net assets attributable to Institutional Class shares, up to 0.20% of the Fund’s average daily net assets attributable to Class A shares, up to 0.25% of the Fund’s average daily net assets attributable to Class B and Class C shares, and up to 0.10% of the Fund’s average daily net assets attributable to Advisor Class shares.

The expenses of the Distribution Plans and the Shareholder Services Plan are reflected as distribution and service fees in the Statement of Operations.

June 30, 2013	86

Notes to Financial Statements (Unaudited)

Distributor, Administrator, Transfer Agent & Custodian

Forward Securities, LLC (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except as noted below. As of June 30, 2013, there were seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds pay each Independent Trustee a retainer fee in the amount of $35,000 per year, $12,500 each per regular meeting for attendance in person, $9,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, $2,250 each for attendance at a special telephonic meeting, and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee and the Chairman of the Nominating Committee each receive a special retainer fee in the amount of $10,000, $10,000 and $7,500, respectively per year. The interested Trustee receives no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2013, 5% or greater of any class of the Funds’ outstanding equity securities:

Global Infrastructure Fund
Investor Class	Genworth Financial Trust	75.57%
	Pershing LLC	13.74%
	TD Ameritrade, Inc.	6.74%

Institutional Class	LPL Financial Services	57.97%
	Pershing LLC	14.57%
	National Financial Services Corp.	10.14%

Class A	Pershing LLC	27.80%
	National Financial Services Corp.	18.47%
	LPL Financial Services	16.39%
	Charles Schwab & Co., Inc.	12.86%
	Wells Fargo Investments, LLC	7.78%

Class B	Pershing LLC	31.69%
	Morgan Stanley	16.69%
	National Financial Services Corp.	13.93%
	LPL Financial Services	9.25%
	Wells Fargo Investments, LLC	5.52%

Global Infrastructure Fund (continued)
Class C	Pershing LLC	32.50%
	LPL Financial Services	14.71%
	National Financial Services Corp.	7.46%
	Wells Fargo Investments, LLC	6.69%

Advisor Class	Charles Schwab & Co., Inc.	57.87%
	Forward Management, LLC	15.84%
	Wells Fargo Investments, LLC	14.11%
	National Financial Services Corp.	10.58%

International Real Estate Fund
Investor Class	National Financial Services Corp.	19.38%
	Charles Schwab & Co., Inc.	17.19%
	Pershing LLC	10.62%
	TD Ameritrade, Inc.	6.42%

Institutional Class	National Financial Services Corp.	78.49%
	Charles Schwab & Co., Inc.	6.40%

June 30, 2013	87

Notes to Financial Statements (Unaudited)

International Real Estate Fund (continued)
Class A	Pershing LLC	33.45%
	National Financial Services Corp.	15.16%
	Charles Schwab & Co., Inc.	9.18%
	LPL Financial Services	8.25%

Class C	Pershing LLC	24.42%
	National Financial Services Corp.	14.40%
	LPL Financial Services	11.32%
	Wells Fargo Investments, LLC	6.06%

Advisor Class	Merrill Lynch Pierce Fenner & Smith	48.34%
	Wells Fargo Investments, LLC	30.08%
	Pershing LLC	17.21%

Real Estate Fund
Investor Class	Charles Schwab & Co., Inc.	49.02%
	Genworth Financial Trust	18.23%
	National Financial Services Corp.	14.09%
	Pershing LLC	8.42%

Institutional Class	Gerlach & Co., LLC	31.80%
	LPL Financial Services	29.37%
	Northern Trust Company	13.58%
	Pershing LLC	11.85%
	Genworth Financial Trust	8.81%

Class A	Pershing LLC	21.88%
	LPL Financial Services	17.85%
	National Financial Services Corp.	9.11%

Class C	Pershing LLC	24.42%
	National Financial Services Corp.	14.91%
	LPL Financial Services	7.46%
	Morgan Stanley	6.40%
	Investment Architects, Inc	5.99%

Real Estate Long/Short Fund
Investor Class	National Financial Services Corp.	34.67%
	Charles Schwab & Co., Inc.	11.56%

Institutional Class	Charles Schwab & Co., Inc.	40.67%
	Pershing LLC	38.97%
	Brown Brothers Harriman & Co.	8.02%
	Gerlach & Co., LLC	7.57%

Real Estate Long/Short Fund (continued)
Class A	Pershing LLC	23.87%
	National Financial Services Corp.	14.85%
	LPL Financial Services	7.98%

Class B	Pershing LLC	21.67%
	H. Beck, Inc (Broker Dealer)	8.43%
	Stifel Nicolaus & Co.	5.12%

Class C	Pershing LLC	20.18%
	LPL Financial Services	14.55%
	National Financial Services Corp.	7.78%

Advisor Class	Wells Fargo Investments, LLC	51.42%
	LPL Financial Services	45.36%

Select Income Fund
Investor Class	Genworth Financial Trust	82.19%
	Pershing LLC	12.36%

Institutional Class	Charles Schwab & Co., Inc.	40.92%
	National Financial Services Corp.	19.81%
	Pershing LLC	15.63%
	LPL Financial Services	8.19%

Class A	National Financial Services Corp.	27.19%
	Pershing LLC	25.82%
	Charles Schwab & Co., Inc.	9.06%
	LPL Financial Services	8.53%

Class B	Pershing LLC	34.73%
	National Financial Services Corp.	20.46%
	LPL Financial Services	7.14%
	Stifel Nicolaus & Co.	5.21%

Class C	Pershing LLC	33.93%
	National Financial Services Corp.	14.40%
	LPL Financial Services	10.98%

Advisor Class	Wells Fargo Investments, LLC	65.32%
	Merrill Lynch Pierce Fenner & Smith	18.68%
	Pershing LLC	8.36%
	Charles Schwab & Co., Inc.	6.73%

June 30, 2013	88

Notes to Financial Statements (Unaudited)

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2013, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Global Infrastructure Fund	$113,909,385	$75,439,987
International Real Estate Fund	198,424,058	203,784,171
Real Estate Fund	28,116,362	14,956,780
Real Estate Long/Short Fund	40,454,080	42,180,718
Select Income Fund	692,827,259	853,751,791

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2013, the aggregate cost of investments, gross unrealized appreciation/(depreciation) and net unrealized appreciation/(depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Infrastructure Fund	$174,204,113	$16,738,352	$(14,517,257)	$2,221,095
International Real Estate Fund	152,811,970	7,002,016	(14,225,635)	(7,223,619)
Real Estate Fund	39,645,016	11,208,326	(505,818)	10,702,508
Real Estate Long/Short Fund	73,587,698	16,665,911	(329,162)	16,336,749
Select Income Fund	1,612,149,656	214,760,501	0	214,760,501

Capital Losses: As of December 31, 2012, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

Fund	Expiring In 2015	Expiring In 2016	Expiring In 2017	Expiring In 2018
Global Infrastructure Fund	—	$13,429,247	$30,182,432	$24,061,967
International Real Estate Fund(a)	$2,652,205	67,712,152	60,639,639	3,986,802
Real Estate Fund(a)	—	2,246,666	—	—
Real Estate Long/Short Fund	—	69,118,669	107,182,629	—
Select Income Fund	—	63,095,326	29,414,885	—

(a) Subject to limitations under §382 of the Code.

Capital loss carryovers used during the period ended December 31, 2012, were:

Fund	Amount
Global Infrastructure Fund	$4,012,479
Real Estate Fund	3,436,351
Real Estate Long/Short Fund	7,217,895
Select Income Fund	44,702,268

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was enacted. Certain of the enacted provisions include:

Post enactment losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a Regulated Investment Company (“RIC”) for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.

89	June 30, 2013

Notes to Financial Statements (Unaudited)

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The Funds have adopted the noted provisions of the Act for the period ending June 30, 2013.

Post-Enactment Capital Losses*

Capital losses deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
International Real Estate Fund	—	$785,729

The Funds elect to defer to the period ending December 31, 2013, capital losses recognized during the period November 1, 2012 to December 31, 2012 in the amount of:

Fund	Amount
Select Income Fund	$37,381

The Funds elect to defer to the period ending December 31, 2013, late year ordinary losses recognized during the period November 1, 2012 to December 31, 2012 in the amount of:

Fund	Amount
Global Infrastructure Fund	$280

*Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Act, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal yearend. Accordingly, tax basis balances have not been determined as of June 30, 2013.

The tax character of distributions paid for the year ended December 31, 2012 were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Foreign Taxes Passed Through Total	Return of Capital Total
Global Infrastructure Fund	$2,050,584	—	$218,948	—
International Real Estate Fund	8,974,157	—	164,943	—
Real Estate Fund	279,688	—	—	—
Real Estate Long/Short Fund	1,449,695	—	—	—
Select Income Fund	107,608,118	—	—	$11,259,717

June 30, 2013	90

Notes to Financial Statements (Unaudited)

The Funds may own shares in certain foreign investment entities referred to under U.S. tax law, as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to-market gains.

10. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

11. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2013. However, the following are details relating to the subsequent events through the date the financial statements were issued.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2013. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2013 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

91	June 30, 2013

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Citibank, N.A.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardinvesting.com

Forward Commodity Long/Short Strategy Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Frontier Strategy Fund

Forward Global Credit Long/Short Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Managed Futures Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward Multi-Strategy Fund

Printed on paper containing recycled content using soy-based inks.	SAR FSD000218 083114

Semi-Annual Report June 30, 2013

Forward Frontier Strategy Fund

Forward High Yield Bond Fund

Forward Investment Grade Fixed-Income Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward Multi-Strategy Fund

FORWARD FUNDS:	Table of Contents

Forward Funds are distributed by Forward Securities, LLC

101 California Street, 16th Floor, San Francisco, California 94111

The report has been prepared for the general information of Forward Funds’ shareholders. It is not authorized for distribution to prospective investors unless accompanied or proceeded by a current Forward Funds’ Prospectus, which contains more complete information about Forward Funds’ investment policies, management fees and expenses. Investors are reminded to read the Prospectus before investing or sending money.

June 30, 2013

1

Shareholder Update	June 30, 2013

A MESSAGE FROM:	J. Alan Reid, Jr. Chief Executive Officer

Dear Shareholder:

With today’s low yields, shifting interest rates and mixed global economic outlook, it’s a challenging time to be a long-term investor. We believe that investors who want to get ahead need to look beyond conventional broad market strategies and seek ways to build resilience into their portfolios.

If anything, the last five years have shown us that we cannot put all of our eggs in one basket. At Forward, we realize that we have to change and adapt with the markets to continue to help our clients build diversified portfolios. That means offering funds like our Forward Commodity Long/Short Strategy Fund that have had negative correlation to other asset classes1, or strategies that seek to provide income and growth, like Forward Income Builder Fund which offers asset class diversification in one fund. Or our two newest funds that launch on July 31 and focus on providing investors new income alternatives—Forward Dynamic Income Fund and Forward Select Income Opportunity Fund.

Forward will continue to research new ideas to identify solutions to help advisors and investors advance toward their financial goals. And our focus will remain on outcome-oriented, problem-solving strategies that seek to help our clients find alpha, diversify portfolios with low-correlation strategies, provide income and hedge against risks.

Unique income sources

In May 2012 we introduced Forward Income Builder Fund, an income strategy built for today’s low yield environment. The fund is an actively managed portfolio and invests across our diverse mix of traditional, alternative and global income-producing strategies, including our dividend strategies, international real estate, global infrastructure, high yield and emerging market (EM) corporate debt. As of June 30, the fund had a current yield of 5.15% and a 30-day SEC yield of 4.98%2.

Our Select Income Fund, which focuses on preferred real estate securities, also targets stable, reliable income. The fund delivered a 6.69% current yield and a 30-day SEC yield of 5.73% as of June 30.

Strategic access to overseas markets

After a long run of strong performance, EM index funds and exchange-traded funds dropped sharply in the first half of the year and as a result many investors have taken their EM exposure to a 12-year low3. In our view, a passive, broad-brush approach to EMs misses many opportunities to deliver low-correlation returns. Forward Emerging Markets Fund, Forward Select EM Dividend Fund and Forward EM Corporate Debt Fund are active strategies that seek to find opportunities away from the indices and take advantage of favorable valuations.

Meanwhile, many investors are paying attention to the frontier markets, which have performed strongly this year. Forward Frontier Strategy Fund provides exposure to these fast-growing markets and the fund’s Investor Class shares returned 9.29% in the first half of the year.

With our array of global and EM strategies, we remain strong believers in the growth and diversification potential of global strategies.

Tactical solutions

While the strong rally of the S&P 500 Index in the first half of the year buoyed stock portfolios, recent spikes in volatility and the phasing out of government stimulus programs have many wondering about downside risks. Forward’s two tactical equity strategies, Tactical Growth Fund and Tactical Enhanced Fund, seek to provide a backstop against market downturns by actively managing long and short market exposure.

Similarly, our Commodity Long/Short Strategy Fund and Managed Futures Strategy Fund systematically shift exposure to those markets as they move. Both funds help address inflation concerns with the Commodity Long/Short Strategy Fund’s Institutional Class shares returning 9.98% as of June 30.

[1]	Morningstar, 12/31/10 – 06/30/13

[2]

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.forwardinvesting.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

[3]	Reuters, “Investors cut emerging market exposure to near 12-year low – poll,” July 16, 2013.

June 30, 2013	2

The role of hard assets

Investors often look to real estate as an asset whose value endures through the markets’ ups and downs. Forward Real Estate Long/Short Fund is a value-focused, long/short strategy that distills the portfolio team’s best ideas with the goal of enhancing total return. Year to date, the fund’s Class A shares have returned 7.02%.

We hope that as you think about your investment challenges, you continue to look to Forward for new thinking and strategies designed to help meet your goals for returns, income, global exposure and portfolio diversification. We also invite you to explore www.forwardinvesting.com/fwd-thinking, where we regularly post our latest research publications and webcasts on timely investment topics. Our recent white paper, The 5% Problem: Double Jeopardy for Traditional Bond Investors, addresses some of the key issues facing investors today in the current market environment.

The team at Forward thanks you for your continued confidence and trust in us. We never forget that helping investors achieve their investment goals is what our business is really about, and we are privileged to be your partners in that effort.

Sincerely,

J. Alan Reid, Jr.

Chief Executive Officer

Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk. (Forward Income Builder Fund)

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Income Builder Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Income Builder Fund, Forward Managed Futures Strategy Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Emerging Markets Fund, Forward Frontier Strategy Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward Income Builder Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward Income Builder Fund, Forward Managed Futures Strategy Fund)

June 30, 2013

3

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward Dynamic Income Fund, Forward EM Corporate Debt Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund)

Higher portfolio turnover rates will involve greater transaction costs, and may increase the potential for taxable distributions being paid to shareholders. (Forward Tactical Enhanced Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Dynamic Income Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Select Income Opportunity Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Dynamic Income Fund, Forward Income Builder Fund, Forward Real Estate Long/Short Fund, Forward Select EM Dividend Fund, Forward Select Income Opportunity Fund, Forward Tactical Enhanced Fund, Forward Tactical Growth Fund)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies. (Forward Dynamic Income Fund)

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors.

Diversification does not assure profit or protect against risk.

There is no guarantee the companies in our portfolio will continue to pay dividends.

Forward Dynamic Income Fund and Forward Select Income Opportunity Fund were launched on July 31, 2013, and each has a limited operating history.

Forward Commodity Long/Short Strategy Fund seeks long-term total return.

Forward Dynamic Income Fund seeks total return, with dividend and interest income being an important component of that return, while exhibiting less downside volatility than the S&P 500 Index.

Forward EM Corporate Debt Fund seeks to achieve high total return (capital appreciation and income).

Forward Emerging Markets Fund seeks to achieve long-term growth of capital.

Forward Frontier Strategy Fund seeks capital growth.

Forward Income Builder Fund seeks high current income and some stability of principal.

Forward Managed Futures Strategy Fund seeks long-term total return.

Forward Real Estate Long/Short Fund seeks total return through a combination of high current income relative to equity investment alternatives, plus long-term growth of capital.

Forward Select EM Dividend Fund seeks to achieve high total return through capital appreciation and current income.

Forward Select Income Fund seeks high current income and potential for modest long-term growth of capital.

Forward Select Income Opportunity Fund seeks total return through current income and long-term capital appreciation.

Forward Tactical Enhanced Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Forward Tactical Growth Fund’s investment objective is to produce above-average, risk-adjusted returns, in any market environment, while exhibiting less downside volatility than the S&P 500 Index.

Alpha is a coefficient measuring risk-adjusted performance.

Correlation is a statistical measure of how two securities move in relation to each other.

S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries in the U.S. economy. One cannot invest directly in an index.

Valuation is the process of determining the value of an asset or company based on earnings and the market value of assets.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

Alan Reid is a registered representative of Forward Securities, LLC.

June 30, 2013	4

Shareholder Update	June 30, 2013

A MESSAGE FROM:	Jim O’Donnell, CFA Chief Investment Officer

Dear Shareholder:

The first half of 2013 was a bit of a wild ride. Many asset classes and markets around the globe enjoyed an exhilarating rally in the first three months of the year only to relinquish a healthy portion of those gains in the months of May and June. Needless to say, this served to unnerve many investors and market participants as they were left to wonder what happened.

So, what happened? From our perspective, the lynchpin of the uncertainty which precipitated the market’s decline was the Federal Reserve’s indication that the days of their quantitative easing program of bond buying—which has artificially served to lower long-term interest rates—may indeed be numbered. The repercussions of this action by the Fed were far reaching—impacting stocks, bonds, real estate, currencies and commodities, and domestic and international investments.

Taking a step back, it is important to understand that the epicenter of this shock wave emanated from the credit markets. When investing in income and credit assets, we believe investors must always assess whether they are being compensated for these three primary risks:

1. Inflation

2. Credit

3. Liquidity

Inflation risk is when a future dollar repaid does not equal the value of a dollar today. We analyze this risk by looking at the sensitivity of prices of investments to changes in interest rates (which frequently move in response to changes in inflationary threats).

Credit risk is the risk of not being repaid. Analysis for this risk looks at fundamental factors related to the borrower including debt quality, how much debt is owed, capacity for repayment as well as the overall economic climate and default rates.

Liquidity risk is the risk that a security cannot be traded quickly enough in the market to prevent a loss or make a profit. While this risk is the toughest to gauge, many market players assess this by looking at valuations, sentiment, leverage levels of market participants, interest rate spreads and the direction of fund flows.

We reached a stage in early 2013 where inflation-adjusted interest rates went negative, interest rate spreads narrowed and valuations became elevated. At that point, many of Forward’s portfolio managers elected to reduce leverage, take profits in positions that had become overvalued and raise cash so they could be in a better position to buy new holdings. They believed risk levels needed to be reduced as investors were not being adequately compensated for the risks outlined above.

The sell-off in the credit markets also extended to other income-oriented equity asset classes and then radiated out to other asset classes and markets, and it was instructive in terms of illustrating the magnitude and dimensions of liquidity risk. One can make a persuasive argument to the effect that the landscape of liquidity risk has changed dramatically since 2008. Reform legislation—like the Volcker Rule and Basel III—encourages traditional liquidity providers in the credit markets to curtail market making activities. The constraints of the reform legislation have reduced the capital which traditionally provided liquidity to the markets, and have caused market makers—those who buy and sell securities from their own accounts in order to provide liquidity and reduce volatility in the markets—to redeploy capital for other purposes. The net effect is that credit market investments and income-oriented investments may tend to be more volatile on a going forward basis than investors have traditionally experienced in the past. We believe the impacts of liquidity risk are more temporary in nature and may present attractive buying opportunities.

As we look forward to the second half of 2013, there is intense focus on the slowing rate of China’s economic growth. As these concerns heighten, we believe that emerging market equities may present an attractive buying opportunity. Another way to capitalize on declining demand in China may be via strategies which can gain short exposure to the commodities demanded by Chinese firms.

5	June 30, 2013

As always, we remain committed to helping our shareholders attain true portfolio diversification and achieve their long-term financial goals. We also believe that transparent practices give our investors access to the information they need to make important investment decisions. I invite you to review the information in this report and the performance of the Forward Funds in the first half of 2013, and thank you for the continued confidence that you place in our funds.

Sincerely,

Jim O’Donnell, CFA

Chief Investment Officer

Forward

RISKS

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Diversification does not assure profit or protect against risk.

Basel III is a global, voluntary regulatory standard on bank capital adequacy, stress testing and market liquidity risk.

Leverage refers to the use of various financial instruments or borrowed capital, such as margin, to increase the potential return of an investment.

Liquidity is the degree to which an asset or security can be bought or sold in the market without affecting the asset’s price.

Quantitative easing refers to a form of monetary policy used to stimulate an economy where interest rates are either at, or close to, zero.

Valuation is the process of determining the value of an asset or company based on earnings and the market value of assets.

Volatility is a statistical measure of the dispersion of returns for a given security or market index.

The Volcker Rule is a proposal by American economist and former Federal Reserve Chairman Paul Volcker to restrict banks from making certain kinds of speculative investments if they are not on behalf of their customers.

Jim O’Donnell has earned the right to use the Chartered Financial Analyst designation. CFA Institute marks are trademarks owned by the CFA Institute.

Forward Funds are distributed by Forward Securities, LLC.

Not FDIC Insured | No Bank Guarantee | May Lose Value

© Forward Management, LLC. All rights reserved.

The discussions concerning the funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect performance of the funds in the future, including the portfolio managers’ outlook regarding economic, market, political and other factors relevant to investment performance. These statements are based on the portfolio managers’ expectations concerning certain future events and their expected impact on the funds, and are current only through the date on the cover of this report. Forward-looking statements are inherently uncertain and are not intended to predict the future performance of the funds. Actual events may cause adjustments in the portfolio managers’ strategies from those currently expected to be employed, and the outlook of the portfolio managers is subject to change.

June 30, 2013	6

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

See page 10 for important performance disclosure information about the Forward Funds.

The performance quoted represents past performance, does not guarantee future results and current performance may be lower or higher than the data quoted. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance data current to the most recent month-end may be obtained at www.forwardinvesting.com. Investment performance may reflect fee waivers in effect. In the absence of fee waivers, total return would be lower. Total return is based on NAV, assuming reinvestment of all distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Forward Frontier Strategy Fund(a)	1 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	18.58%	3.10%	12/31/08
Institutional Class	18.97%	3.28%	12/31/08
Advisor Class(b)	18.98%	-3.26%	05/02/11
Class Z	18.93%	6.19%	05/05/09

Forward High Yield Bond Fund(c)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	8.28%	8.46%	7.30%	6.76%	05/01/00
Institutional Class	8.70%	8.94%	7.69%	7.18%	05/01/00
Class C (with CDSC)(d)	6.74%	7.93%	6.67%	7.58%	12/30/02
Class C (without CDSC)(e)	7.74%	7.93%	6.67%	7.58%	12/30/02
Class Z	8.82%	N/A	N/A	13.45%	05/05/09

Forward Investment Grade Fixed-Income Fund(f)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	-0.68%	6.48%	3.79%	4.76%	07/14/98
Institutional Class	-0.17%	6.97%	4.25%	5.64%	06/15/92
Class Z	-0.16%	N/A	N/A	7.80%	05/05/09

Forward Total MarketPlus Fund(g)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	21.98%	5.95%	8.04%	4.52%	06/24/98
Institutional Class	22.35%	6.39%	8.50%	9.38%	08/24/92
Class Z	22.60%	N/A	N/A	17.79%	05/05/09

Forward U.S. Government Money Fund(h)	7-Day Current Yield(i)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	0.01%	0.03%	0.19%	1.32%	1.94%	07/29/98
Institutional Class	0.01%	0.03%	0.26%	1.57%	2.87%	04/09/92
Class A	0.01%	0.03%	0.22%	N/A	1.46%	09/29/03
Class C (with CDSC)(d)	0.01%	-0.97%	0.14%	1.13%	1.10%	12/30/02
Class C (without CDSC)(e)	0.01%	0.03%	0.14%	1.13%	1.10%	12/30/02
Class Z	0.01%	0.03%	0.33%	N/A	1.22%	01/04/07

7	June 30, 2013

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

See page 10 for important performance disclosure information about the Forward Funds.

Forward Balanced Allocation Fund(j)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	6.76%	2.88%	4.32%	2.93%	12/27/00
Institutional Class	7.29%	3.39%	4.84%	3.45%	12/27/00
Class A (load adjusted)(k)	0.80%	1.82%	N/A	3.65%	09/29/03
Class A (without load)(l)	6.93%	3.03%	N/A	4.28%	09/29/03
Class C (with CDSC)(d)	5.23%	2.36%	3.79%	4.38%	12/30/02
Class C (without CDSC)(e)	6.23%	2.36%	3.79%	4.38%	12/30/02

Forward Growth & Income Allocation Fund(m)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	8.42%	2.52%	4.49%	2.66%	12/27/00
Institutional Class	9.00%	3.05%	5.01%	3.17%	12/27/00
Class A (load adjusted)(k)	2.35%	1.48%	N/A	3.76%	09/29/03
Class A (without load)(l)	8.57%	2.69%	N/A	4.39%	09/29/03
Class C (with CDSC)(d)	6.83%	2.01%	3.95%	4.58%	12/30/02
Class C (without CDSC)(e)	7.83%	2.01%	3.95%	4.58%	12/30/02

Forward Growth Allocation Fund(n)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	10.36%	1.39%	4.70%	2.06%	12/27/00
Institutional Class	11.06%	1.91%	5.22%	2.57%	12/27/00
Class A (load adjusted)(k)	4.22%	0.35%	N/A	3.87%	09/29/03
Class A (without load)(l)	10.59%	1.54%	N/A	4.50%	09/29/03
Class C (with CDSC)(d)	8.91%	0.90%	4.18%	4.97%	12/30/02
Class C (without CDSC)(e)	9.91%	0.90%	4.18%	4.97%	12/30/02

Forward Income & Growth Allocation Fund(o)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	4.77%	3.67%	3.88%	3.27%	12/27/00
Institutional Class	5.25%	4.18%	4.39%	3.78%	12/27/00
Class A (load adjusted)(k)	-1.12%	2.61%	N/A	3.32%	09/29/03
Class A (without load)(l)	4.89%	3.83%	N/A	3.95%	09/29/03
Class C (with CDSC)(d)	3.25%	3.16%	3.36%	3.79%	12/30/02
Class C (without CDSC)(e)	4.25%	3.16%	3.36%	3.79%	12/30/02

June 30, 2013	8

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

See page 10 for important performance disclosure information about the Forward Funds.

Forward Income Builder Fund(p)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	9.45%	6.54%	4.06%	4.37%	12/27/00
Institutional Class	10.02%	7.08%	4.58%	4.89%	12/27/00
Class A (load adjusted)(q)	5.64%	6.00%	N/A	4.02%	09/29/03
Class A (without load)(l)	9.72%	6.80%	N/A	4.43%	09/29/03
Class C (with CDSC)(d)	7.92%	6.01%	3.54%	3.67%	12/30/02
Class C (without CDSC)(e)	8.92%	6.01%	3.54%	3.67%	12/30/02

Forward Multi-Strategy Fund(r)	1 Year	5 Year	10 Year	Since Inception	Inception Date
Average Annual Total Return
Investor Class	11.65%	-0.05%	4.42%	1.02%	12/27/00
Institutional Class	12.30%	0.48%	4.96%	1.54%	12/27/00
Class A (load adjusted)(k)	5.50%	-1.04%	N/A	3.55%	09/29/03
Class A (without load)(l)	11.93%	0.13%	N/A	4.18%	09/29/03
Class C (with CDSC)(d)	10.19%	-0.52%	3.90%	4.71%	12/30/02
Class C (without CDSC)(e)	11.19%	-0.52%	3.90%	4.71%	12/30/02

(a) Prior to May 1, 2011 the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund. Prior to September 20, 2010 the Forward Frontier MarketStrat Fund was know as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(b) Prior to May 1, 2013, the Advisor Class was known as Class M.

(c) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(d) Includes the 1.00% contingent deferred sales charge.

(e) Excludes the 1.00% contingent deferred sales charge.

(f) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(g) Prior to May 1, 2013 the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund. Prior to May 1, 2011 the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund. Prior to September 20, 2010 the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(h) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(i) The 7-Day Current Yield is the simple average of each of the last seven day’s daily yields.

(j) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(k) Includes the effect of the maximum 5.75% sales charge.

(l) Excludes sales charge.

(m) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(n) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(o) Prior to May 1, 2010, the Forward Income & Growth Allocation Fund was known as the Accessor Income & Growth Allocation Fund.

(p) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund. Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(q) Includes the effect of the maximum 3.75% sales charge.

(r) Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund. Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

9	June 30, 2013

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Risk Disclosures

There are risks involved with investing, including loss of principal. Past performance does not guarantee future results, share prices will fluctuate and you may have a gain or loss when you redeem shares.

Forward Frontier Strategy Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio.

Forward High Yield Bond Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk.

Forward Investment Grade Fixed-Income Fund

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Forward Total MarketPlus Fund

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments.

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested.

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies.

Forward U.S. Government Money Fund

An investment in the Forward U.S. Government Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

Forward Balanced Allocation Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Select EM Dividend Fund)

June 30, 2013	10

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward International Real Estate Fund, Forward Real Estate Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Select EM Dividend Fund, Forward Total MarketPlus Fund)

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Managed Futures Strategy Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Select EM Dividend Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward International Real Estate Fund, Forward Real Estate Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies. (Forward Total MarketPlus Fund)

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund)

There is no guarantee the companies in our portfolio will continue to pay dividends. (Forward International Dividend Fund, Forward Select EM Dividend Fund)

June 30, 2013

11

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Forward Growth & Income Allocation Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Select EM Dividend Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward International Real Estate Fund, Forward Real Estate Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Select EM Dividend Fund, Forward Total MarketPlus Fund)

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Managed Futures Strategy Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Select EM Dividend Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward International Real Estate Fund, Forward Real Estate Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies. (Forward Total MarketPlus Fund)

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund)

There is no guarantee the companies in our portfolio will continue to pay dividends. (Forward International Dividend Fund, Forward Select EM Dividend Fund)

June 30, 2013	12

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Forward Growth Allocation Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Select EM Dividend Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward International Real Estate Fund, Forward Real Estate Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Select EM Dividend Fund, Forward Total MarketPlus Fund)

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Managed Futures Strategy Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Select EM Dividend Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward International Real Estate Fund, Forward Real Estate Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies. (Forward Total MarketPlus Fund)

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund)

There is no guarantee the companies in our portfolio will continue to pay dividends. (Forward International Dividend Fund, Forward Select EM Dividend Fund)

June 30, 2013

13

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Forward Income & Growth Allocation Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Select EM Dividend Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward International Real Estate Fund, Forward Real Estate Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Select EM Dividend Fund, Forward Total MarketPlus Fund)

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Managed Futures Strategy Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Select EM Dividend Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Commodity Long/Short Strategy Fund, Forward Investment Grade Fixed-Income Fund, Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Commodity Long/Short Strategy Fund, Forward EM Corporate Debt Fund, Forward Frontier Strategy Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward International Real Estate Fund, Forward Real Estate Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Select EM Dividend Fund)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies. (Forward Total MarketPlus Fund)

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors. (Forward Commodity Long/Short Strategy Fund, Forward Managed Futures Strategy Fund)

There is no guarantee the companies in our portfolio will continue to pay dividends. (Forward International Dividend Fund, Forward Select EM Dividend Fund)

June 30, 2013	14

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Forward Income Builder Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward EM Corporate Debt Fund, Forward International Dividend Fund, Forward Select Income Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward Global Infrastructure Fund, Forward Select Income Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward High Yield Bond Fund, Forward International Dividend Fund, Forward Select Income Fund)

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward EM Corporate Debt Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward EM Corporate Debt Fund, Forward High Yield Bond Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks.

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward EM Corporate Debt Fund, Forward Global Infrastructure Fund, Forward Select Income Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward Select Income Fund)

There is no guarantee the companies in our portfolio will continue to pay dividends. (Forward International Dividend Fund)

Forward Multi-Strategy Fund

Each allocation fund is a fund of funds, which invest in a mix of underlying Forward Funds. Shareholders of an allocation fund indirectly bear the expenses of the underlying funds. An allocation fund’s allocations may be changed at any time. Asset allocation does not assure profit or protect against risk.

Borrowing for investment purposes creates leverage, which can increase the risk and volatility of a fund. (Forward Global Credit Long/Short Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Tactical Enhanced Fund)

Exposure to the commodities markets may subject a fund to greater volatility than investing in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as natural disasters and international economic, political and regulatory developments. (Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Concentration in a particular industry will involve a greater degree of risk than a more diversified portfolio. (Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Derivative instruments involve risks different from those associated with investing directly in securities and may cause, among other things, increased volatility and transaction costs or a fund to lose more than the amount invested. (Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Credit Long/Short Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund, Forward Tactical Enhanced Fund, Forward Total MarketPlus Fund)

June 30, 2013

15

Fund Performance (Unaudited)

Performance Results for Periods Ended June 30, 2013

Investing in exchange-traded funds (ETFs) will subject a fund to substantially the same risks as those associated with the direct ownership of the securities or other property held by the ETFs. (Forward Emerging Markets Fund, Forward Endurance Long/Short Fund Forward, Forward Global Credit Long/Short Fund, Forward International Small Companies Fund, Forward Managed Futures Strategy Fund, Forward Tactical Enhanced Fund)

Foreign securities, especially emerging or frontier markets, will involve additional risks including exchange rate fluctuations, social and political instability, less liquidity, greater volatility and less regulation. (Forward Emerging Markets Fund, Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Credit Long/Short Fund, Forward Global Infrastructure Fund, Forward International Dividend Fund, Forward International Real Estate Fund, Forward International Small Companies Fund, Forward Real Estate Long/Short Fund, Forward Tactical Enhanced Fund)

Investing in lower-rated (“high yield”) debt securities involves special risks in addition to those associated with investments in higher-rated debt securities, including a high degree of credit risk. (Forward Global Credit Long/Short Fund)

Mortgage and asset-backed securities are debt instruments that are secured by interests in pools of mortgage loans or other financial instruments. Mortgage-backed securities are subject to, among other things, prepayment and extension risks. (Forward Managed Futures Strategy Fund, Forward Total MarketPlus Fund)

Investing in a non-diversified fund involves the risk of greater price fluctuation than a more diversified portfolio. (Forward Endurance Long/Short Fund, Forward Frontier Strategy Fund, Forward Global Credit Long/Short Fund, Forward Global Infrastructure Fund, Forward International Real Estate Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Higher portfolio turnover rates will involve greater transaction costs, and may increase the potential for taxable distributions being paid to shareholders. (Forward Tactical Enhanced Fund)

Investing in the real estate industry or in real estate-related securities involves the risks associated with direct ownership of real estate which include, among other things, changes in economic conditions (e.g., interest rates), the macro real estate development market, government intervention (e.g., property taxes) or environmental disasters. These risks may also affect the value of equities that service the real estate sector. (Forward International Real Estate Fund, Forward Real Estate Long/Short Fund, Forward Select Income Fund)

Short selling involves additional investment risks and transaction costs, and creates leverage, which can increase the risk and volatility of a fund. (Forward Endurance Long/Short Fund, Forward Global Credit Long/Short Fund, Forward Real Estate Long/Short Fund, Forward Tactical Enhanced Fund)

Investing in smaller companies generally will present greater investment risks, including greater price volatility, greater sensitivity to changing economic conditions and less liquidity than investing in larger, more mature companies. (Forward Endurance Long/Short Fund, Forward International Small Companies Fund)

Alternative strategies typically are subject to increased risk and loss of principal. Consequently, investments such as mutual funds which focus on alternative strategies are not suitable for all investors. (Forward Endurance Long/Short Fund, Forward Global Credit Long/Short Fund, Forward Managed Futures Strategy Fund, Forward Real Estate Long/Short Fund, Forward Tactical Enhanced Fund)

There is no guarantee the companies in our portfolio will continue to pay dividends. (Forward Emerging Markets Fund, Forward International Dividend Fund)

June 30, 2013	16

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

As a shareholder of the Forward Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads); and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class of each Fund in the table provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example For Comparison Purposes

The second line for each share class of each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line for each share class of each Fund within the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Forward Frontier Strategy Fund	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Investor Class
Actual	$1,000.00	$1,092.90	1.41%	$7.32

Hypothetical	$1,000.00	$1,017.80	1.41%	$7.05
Institutional Class
Actual	$1,000.00	$1,094.70	1.12%	$5.82

Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
Advisor Class
Actual	$1,000.00	$1,094.70	1.12%	$5.82

Hypothetical	$1,000.00	$1,019.24	1.12%	$5.61
Class Z
Actual	$1,000.00	$1,094.50	1.02%	$5.30
Hypothetical	$1,000.00	$1,019.74	1.02%	$5.11

Forward High Yield Bond Fund
Investor Class
Actual	$1,000.00	$1,014.00	1.22%	$6.09

Hypothetical	$1,000.00	$1,018.74	1.22%	$6.11
Institutional Class
Actual	$1,000.00	$1,015.80	0.81%	$4.05

Hypothetical	$1,000.00	$1,020.78	0.81%	$4.06
Class C
Actual	$1,000.00	$1,011.40	1.71%	$8.53

Hypothetical	$1,000.00	$1,016.31	1.71%	$8.55

17	June 30, 2013

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward High Yield Bond Fund (continued)	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Class Z
Actual	$1,000.00	$1,016.30	0.70%	$3.50
Hypothetical	$1,000.00	$1,021.32	0.70%	$3.51

Forward Investment Grade Fixed-Income Fund
Investor Class
Actual	$1,000.00	$969.40	1.38%	$6.74

Hypothetical	$1,000.00	$1,017.95	1.38%	$6.90
Institutional Class
Actual	$1,000.00	$972.30	0.99%	$4.84

Hypothetical	$1,000.00	$1,019.89	0.99%	$4.96
Class Z
Actual	$1,000.00	$972.70	0.87%	$4.26
Hypothetical	$1,000.00	$1,020.48	0.87%	$4.36

Forward Total MarketPlus Fund
Investor Class
Actual	$1,000.00	$1,123.50	1.25%	$6.58

Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26
Institutional Class
Actual	$1,000.00	$1,124.70	0.85%	$4.48

Hypothetical	$1,000.00	$1,020.58	0.85%	$4.26
Class Z
Actual	$1,000.00	$1,126.30	0.75%	$3.95
Hypothetical	$1,000.00	$1,021.08	0.75%	$3.76

Forward U.S. Government Money Fund
Investor Class
Actual	$1,000.00	$1,000.00	0.27%	$1.34

Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35
Institutional Class
Actual	$1,000.00	$1,000.00	0.27%	$1.34

Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35
Class A
Actual	$1,000.00	$1,000.00	0.27%	$1.34

Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35
Class C
Actual	$1,000.00	$1,000.00	0.27%	$1.34

Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35

June 30, 2013	18

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward U.S. Government Money Fund (continued)	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Class Z
Actual	$1,000.00	$1,000.00	0.27%	$1.34
Hypothetical	$1,000.00	$1,023.46	0.27%	$1.35

Forward Balanced Allocation Fund
Investor Class
Actual	$1,000.00	$1,016.80	0.78%	$3.90

Hypothetical	$1,000.00	$1,020.93	0.78%	$3.91
Institutional Class
Actual	$1,000.00	$1,019.30	0.28%	$1.40

Hypothetical	$1,000.00	$1,023.41	0.28%	$1.40
Class A
Actual	$1,000.00	$1,017.60	0.63%	$3.15

Hypothetical	$1,000.00	$1,021.67	0.63%	$3.16
Class C
Actual	$1,000.00	$1,014.30	1.28%	$6.39
Hypothetical	$1,000.00	$1,018.45	1.28%	$6.41

Forward Growth & Income Allocation Fund
Investor Class
Actual	$1,000.00	$1,026.90	0.80%	$4.02

Hypothetical	$1,000.00	$1,020.83	0.80%	$4.01
Institutional Class
Actual	$1,000.00	$1,029.50	0.30%	$1.51

Hypothetical	$1,000.00	$1,023.31	0.30%	$1.51
Class A
Actual	$1,000.00	$1,027.80	0.65%	$3.27

Hypothetical	$1,000.00	$1,021.57	0.65%	$3.26
Class C
Actual	$1,000.00	$1,024.30	1.30%	$6.52
Hypothetical	$1,000.00	$1,018.35	1.30%	$6.51

Forward Growth Allocation Fund
Investor Class
Actual	$1,000.00	$1,029.00	0.84%	$4.23

Hypothetical	$1,000.00	$1,020.63	0.84%	$4.21
Institutional Class
Actual	$1,000.00	$1,032.20	0.34%	$1.71

Hypothetical	$1,000.00	$1,023.11	0.34%	$1.71

June 30, 2013

19

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward Growth Allocation Fund (continued)	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Class A
Actual	$1,000.00	$1,030.50	0.69%	$3.47

Hypothetical	$1,000.00	$1,021.37	0.69%	$3.46
Class C
Actual	$1,000.00	$1,027.20	1.34%	$6.74
Hypothetical	$1,000.00	$1,018.15	1.34%	$6.71

Forward Income & Growth Allocation Fund
Investor Class
Actual	$1,000.00	$1,001.00	0.86%	$4.27

Hypothetical	$1,000.00	$1,020.53	0.86%	$4.31
Institutional Class
Actual	$1,000.00	$1,002.80	0.30%	$1.49

Hypothetical	$1,000.00	$1,023.31	0.30%	$1.51
Class A
Actual	$1,000.00	$1,001.80	0.72%	$3.57

Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61
Class C
Actual	$1,000.00	$999.00	1.35%	$6.69
Hypothetical	$1,000.00	$1,018.10	1.35%	$6.76

Forward Income Builder Fund
Investor Class
Actual	$1,000.00	$1,006.00	0.98%	$4.87

Hypothetical	$1,000.00	$1,019.93	0.98%	$4.91
Institutional Class
Actual	$1,000.00	$1,008.60	0.48%	$2.39

Hypothetical	$1,000.00	$1,022.41	0.48%	$2.41
Class A
Actual	$1,000.00	$1,007.70	0.73%	$3.63

Hypothetical	$1,000.00	$1,021.17	0.73%	$3.66
Class C
Actual	$1,000.00	$1,004.00	1.48%	$7.35
Hypothetical	$1,000.00	$1,017.46	1.48%	$7.40

Forward Multi-Strategy Fund
Investor Class
Actual	$1,000.00	$1,018.40	1.23%	$6.16

Hypothetical	$1,000.00	$1,018.70	1.23%	$6.16

June 30, 2013	20

Disclosure of Fund Expenses (Unaudited)

For the Six Months Ended June 30, 2013

Forward Multi-Strategy Fund (continued)	Beginning Account Value 01/01/13	Ending Account Value 06/30/13	Expense Ratio(a)	Expenses Paid During Period(b) 01/01/13-06/30/13
Institutional Class
Actual	$1,000.00	$1,021.60	0.72%	$3.61

Hypothetical	$1,000.00	$1,021.22	0.72%	$3.61
Class A
Actual	$1,000.00	$1,020.20	1.08%	$5.41

Hypothetical	$1,000.00	$1,019.44	1.08%	$5.41
Class C
Actual	$1,000.00	$1,016.10	1.73%	$8.65

Hypothetical	$1,000.00	$1,016.22	1.73%	$8.65

(a) Annualized, based on the Fund’s most recent fiscal half year expenses.

(b) Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), then divided by 365.

June 30, 2013

21

Summary of Portfolio Holdings (Note 11) (Unaudited)

Under Securities and Exchange Commission Rules, all funds are required to include in their annual and semi-annual shareholder reports a presentation of portfolio holdings in a table, chart or graph by reasonably identifiable categories. The following tables which present portfolio holdings as a percent of total net assets are provided in compliance with such requirements.

Forward Frontier Strategy Fund*
Agency Pass-Through Securities	29.82%
Corporate Bonds	18.58%
U.S. Treasury Bonds & Notes	17.41%
Municipal Bonds	5.79%
Exchange-Traded Funds	2.57%
Net Cash & Cash Equivalents	25.83%
100.00%

Forward High Yield Bond Fund
Energy	19.22%
Consumer Non-Cyclical	18.65%
Consumer Cyclical	16.84%
Communications	13.17%
Industrials	11.66%
Financials	10.20%
Basic Materials	2.73%
Utilities	1.25%
Technology	1.01%
Municipal Bonds	0.80%
Net Cash & Cash Equivalents	4.47%
100.00%

Forward Investment Grade Fixed-Income Fund*
U.S. Government Agency Securities	52.26%
Corporate Bonds	21.56%
Agency Pass-Through Securities	6.48%
Municipal Bonds	5.56%
Asset-Backed Securities	5.24%
Collateralized Mortgage Obligations	4.42%
Foreign Government Obligations	3.11%
Net Cash & Cash Equivalents	1.37%
100.00%

Forward Total MarketPlus Fund*
Exchange-Traded Funds	45.07%
Agency Pass-Through Securities	14.73%
Corporate Bonds	5.13%
Net Cash & Cash Equivalents	35.07%
100.00%

Forward U.S. Government Money Fund
Repurchase Agreements		83.66%
U.S. Agency Bonds		8.38%
Other Commercial Paper		5.10%
Net Cash & Cash Equivalents		2.86%
		100.00%

Forward Balanced Allocation Fund
Underlying Forward Fund and Fund Advisor or Sub-advisor	# of Issues	Allocation
Forward Investment Grade Fixed-Income Fund — Pacific Investment Management Co.	75	19.72%
Forward International Dividend Fund — Forward Management	134	18.35%	(a)
Forward Total MarketPlus Fund — Forward Management	151	9.62%
Forward Select EM Dividend Fund — Forward Management	92	9.50%	(a)
Forward EM Corporate Debt Fund — SW Asset Management, LLC	109	8.62%	(a)
Forward Commodity Long/Short Strategy Fund — Forward Management	350	7.40%	(a)
Forward Managed Futures Strategy Fund — Forward Management	4	5.37%	(a)
Forward High Yield Bond Fund — First Western Capital Management Co.	83	4.04%
Forward Frontier Strategy Fund — Forward Management	140	3.18%
Forward International Real Estate Fund — Forward Management	77	1.67%	(a)
Forward Real Estate Fund — Forward Management	69	1.23%	(a)
Net Cash & Cash Equivalents		11.30%
		100.00%

Forward Growth & Income Allocation Fund
Underlying Forward Fund and Fund Advisor or Sub-advisor	# of Issues	Allocation
Forward International Dividend Fund — Forward Management	134	25.65%	(a)

June 30, 2013	22

Summary of Portfolio Holdings (Note 11) (Unaudited)

Forward Growth & Income Allocation Fund (continued)
Underlying Forward Fund and Fund Advisor or Sub-advisor	# of Issues	Allocation
Forward Select EM Dividend Fund — Forward Management	92	13.53%	(a)
Forward Total MarketPlus Fund — Forward Management	151	13.10%
Forward Investment Grade Fixed-Income Fund — Pacific Investment Management Co.	75	11.78%
Forward Commodity Long/Short Strategy Fund — Forward Management	350	7.08%	(a)
Forward EM Corporate Debt Fund — SW Asset Management, LLC	109	5.28%	(a)
Forward Managed Futures Strategy Fund — Forward Management	4	5.22%	(a)
Forward Frontier Strategy Fund — Forward Management	140	4.15%
Forward High Yield Bond Fund — First Western Capital Management Co.	83	2.31%
Forward International Real Estate Fund — Forward Management	77	1.64%	(a)
Forward Real Estate Fund — Forward Management	69	1.21%	(a)
Net Cash & Cash Equivalents		9.05%
		100.00%

Forward Growth Allocation Fund
Underlying Forward Fund and Fund Advisor or Sub-advisor	# of Issues	Allocation
Forward International Dividend Fund — Forward Management	134	30.78%	(a)
Forward Select EM Dividend Fund — Forward Management	92	15.99%	(a)
Forward Total MarketPlus Fund — Forward Management	151	15.62%
Forward Investment Grade Fixed-Income Fund — Pacific Investment Management Co.	75	6.47%
Forward Managed Futures Strategy Fund — Forward Management	4	5.23%	(a)
Forward Frontier Strategy Fund — Forward Management	140	5.07%
Forward International Real Estate Fund — Forward Management	77	3.76%	(a)

Forward Real Estate Fund — Forward Management	69	3.63%	(a)
Forward EM Corporate Debt Fund — SW Asset Management, LLC	109	2.96%	(a)
Forward Commodity Long/Short Strategy Fund — Forward Management	350	2.62%	(a)
Forward High Yield Bond Fund — First Western Capital Management Co.	83	1.36%
Net Cash & Cash Equivalents		6.51%
		100.00%

Forward Income & Growth Allocation Fund
Underlying Forward Fund and Fund Advisor or Sub-advisor	# of Issues	Allocation
Forward Investment Grade Fixed-Income Fund — Pacific Investment Management Co.	75	29.56%
Forward EM Corporate Debt Fund — SW Asset Management, LLC	109	12.92%	(a)
Forward International Dividend Fund — Forward Management	134	11.18%	(a)
Forward High Yield Bond Fund — First Western Capital Management Co.	83	6.13%
Forward Total MarketPlus Fund — Forward Management	151	5.89%
Forward Select EM Dividend Fund — Forward Management	92	5.76%	(a)
Forward Commodity Long/Short Strategy Fund — Forward Management	350	5.55%	(a)
Forward Managed Futures Strategy Fund — Forward Management	4	5.50%	(a)
Forward Frontier Strategy Fund — Forward Management	140	1.84%
Forward International Real Estate Fund — Forward Management	77	0.90%	(a)
Forward Real Estate Fund — Forward Management	69	0.69%	(a)
Net Cash & Cash Equivalents		14.08%
		100.00%

Forward Income Builder Fund
Underlying Forward Fund and Fund Advisor or Sub-advisor	# of Issues	Allocation
Forward Select Income Fund — Forward Management	132	24.52%	(a)

23	June 30, 2013

Summary of Portfolio Holdings (Note 11) (Unaudited)

Forward Income Builder Fund (continued)
Underlying Forward Fund and Fund Advisor or Sub-advisor	# of Issues	Allocation
Forward EM Corporate Debt Fund — SW Asset Management, LLC	109	24.31%	(a)
Forward International Dividend Fund — Forward Management	134	24.03%	(a)
Forward Global Infrastructure Fund — Forward Management	101	14.73%	(a)
Forward High Yield Bond Fund — First Western Capital Management Co.	83	9.88%
Net Cash & Cash Equivalents		2.53%
		100.00%

Forward Multi-Strategy Fund
Underlying Forward Fund and Fund Advisor or Sub-advisor	# of Issues	Allocation
Forward Tactical Enhanced Fund — Forward Management	1	15.44%	(a)
Forward International Dividend Fund — Forward Management	134	14.82%	(a)
Forward Emerging Markets Fund — Forward Management	64	14.75%	(a)
Forward Global Credit Long/Short Fund — SW Asset Management, LLC	24	10.41%	(a)
Forward Real Estate Long/Short Fund — Forward Management	119	10.12%	(a)
Forward Frontier Strategy Fund — Forward Management	140	7.40%
Forward Select Income Fund — Forward Management	132	7.12%	(a)
Forward Managed Futures Strategy Fund — Forward Management	4	5.24%	(a)
Forward Endurance Long/Short Fund — Forward Management	53	5.11%	(a)
Forward Global Infrastructure Fund — Forward Management	101	3.04%	(a)
Forward International Small Companies Fund — Pictet Asset Management	109	2.65%	(a)
Forward International Real Estate Fund — Forward Management	77	1.76%	(a)
Forward Total MarketPlus Fund — Forward Management	151	1.69%
Net Cash & Cash Equivalents		0.45%
		100.00%

These allocations may not reflect the current or future position of the portfolios.

* Weightings reflect long positions and excludes securities sold short, short-term instruments and derivative instruments.

(a) The Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward Emerging Markets Fund, the Forward Endurance Long/Short Fund, the Forward Global Credit Long/Short Fund, the Forward Global Infrastructure Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund, the Forward International Small Companies Fund, the Forward Managed Futures Strategy Fund, the Forward Real Estate Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Tactical Enhanced Fund’s June 30, 2013 Semi-Annual Report may be obtained at www.forwardinvesting.com.

June 30, 2013	24

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 2.57%

71,400	iShares® MSCI Frontier 100 Index Fund	$2,096,304

	Total Exchange-Traded Funds (Cost $2,052,280)	2,096,304

Principal Amount

Agency Pass-Through Securities: 29.82%
Federal Home Loan Bank (FHLB): 1.92%

$ 100,000	FHLB 4.750%, 11/14/14	106,125

1,400,000	5.250%, 06/18/14	1,468,584

		1,574,709

Federal Home Loan Mortgage Corp (FHLMC): 10.14%

500,000	FHLMC 0.450%, 11/24/15	498,861

250,000	0.625%, 03/06/15	250,753

500,000	0.750%, 09/28/15	501,804

250,000	0.850%, 02/24/16	250,510

486,351	0.860%, 03/01/30(a)	499,805

568,476	0.871%, 02/01/30(a)	584,273

389,039	0.946%, 04/01/30(a)	401,842

2,000,000	1.200%, 11/19/18	1,936,110

57,260	2.157%, 08/01/19(a)	61,020

71,410	2.231%, 06/01/30(a)	75,897

26,059	2.259%, 01/01/36(a)	27,511

36,106	2.260%, 09/01/28(a)	38,429

25,863	2.321%, 12/01/30(a)	27,165

21,463	2.349%, 11/01/32(a)	22,732

15,137	2.349%, 05/01/31(a)	16,147

31,695	2.360%, 08/01/37(a)	33,677

17,768	2.385%, 07/01/31(a)	19,025

218,275	2.396%, 05/01/35(a)	232,480

41,171	2.429%, 02/01/34(a)	43,811

49,516	2.455%, 04/01/32(a)	49,721

12,564	2.500%, 08/01/31(a)	12,626

2,995	2.501%, 03/01/18(a)	3,033

59,661	2.519%, 08/01/17(a)	60,218

Principal Amount		Value (Note 2)

$ 35,649	2.525%, 06/01/36(a)	$38,098

3,805	2.526%, 07/01/29(a)	4,031

42,649	2.590%, 12/01/36(a)	45,394

19,854	2.625%, 04/01/33(a)	21,130

43,055	2.654%, 08/01/36(a)	43,550

44,676	2.678%, 01/01/37(a)	47,682

14,806	2.718%, 03/01/36(a)	15,767

64,556	2.750%, 05/01/33(a)	68,794

27,534	2.903%, 08/01/35(a)	29,204

5,878	2.942%, 12/01/18(a)	5,872

25,324	2.975%, 06/01/37(a)	26,364

16,327	3.033%, 08/01/31(a)	16,570

951,231	3.500%, 10/01/32	983,658

1,049,678	3.500%, 04/01/32	1,085,541

169,106	5.433%, 11/01/19(a)	177,777

		8,256,882

Federal National Mortgage Association (FNMA): 12.69%

1,400,000	FNMA 0.375%, 03/16/15	1,400,750

500,000	0.580%, 02/26/16	498,158

1,000,000	1.375%, 11/15/16	1,014,247

266,782	1.378%, 09/01/44(a)	271,256

87,991	1.378%, 10/01/44(a)	89,801

104,266	1.578%, 06/01/40(a)	108,420

25,697	1.875%, 07/01/21(a)	26,094

11,060	1.875%, 01/01/20(a)	11,506

80,653	1.910%, 08/01/34(a)	84,112

903,639	1.941%, 01/01/34(a)	941,838

164,070	2.031%, 06/01/34(a)	171,082

23,851	2.038%, 11/01/18(a)	25,181

37,121	2.147%, 03/01/18(a)	37,752

129,753	2.153%, 11/01/35(a)	136,541

795,508	2.202%, 03/01/36(a)	839,626

37,821	2.210%, 05/01/25(a)	38,318

14,404	2.212%, 08/01/30(a)	15,312

See Notes to Financial Statements	25	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA) (continued): 12.69%

$ 10,178	2.249%, 05/01/18(a)	$10,216

2,000,000	2.250%, 03/15/16	2,084,399

39,404	2.294%, 05/01/36(a)	41,831

67,994	2.318%, 06/01/29(a)	68,810

52,037	2.320%, 06/01/32(a)	55,420

5,586	2.335%, 02/01/37(a)	5,970

41,503	2.410%, 01/01/35(a)	44,757

15,253	2.414%, 11/01/29(a)	16,264

121,403	2.445%, 08/01/33(a)	128,756

430,275	2.480%, 05/01/34(a)	457,852

13,211	2.490%, 09/01/33(a)	14,159

93,907	2.595%, 06/01/34(a)	94,332

16,769	2.625%, 08/01/23(a)	17,849

22,216	2.637%, 10/01/34(a)	23,698

73,162	2.646%, 11/01/33(a)	73,315

34,222	2.685%, 03/01/19(a)	34,252

136,336	2.700%, 07/01/35(a)	145,613

1,810	2.705%, 03/01/15(a)	1,830

66,716	2.706%, 10/01/33(a)	70,975

71,712	2.741%, 08/01/24(a)	75,729

33,055	2.779%, 03/01/36(a)	34,151

22,653	2.809%, 06/01/34(a)	24,264

119,558	2.918%, 10/01/34(a)	127,690

827,429	3.000%, 03/01/27	853,225

34,216	3.245%, 08/01/18(a)	35,976

22,003	3.266%, 05/01/19(a)	22,384

52,970	3.890%, 11/01/21(a)	53,392

		10,327,103

Government National Mortgage Association (GNMA): 5.07%

207,255	GNMA 1.625%, 10/20/33(a)	216,332

212,313	1.750%, 05/20/31(a)	221,671

139,141	1.750%, 05/20/36(a)	145,279

189,432	1.750%, 05/20/34(a)	197,785

389,675	1.750%, 04/20/34(a)	406,859

Principal Amount		Value (Note 2)

$ 67,830	1.750%, 08/20/25(a)	$70,907

77,414	1.750%, 09/20/21(a)	79,420

59,120	2.000%, 11/20/36(a)	61,908

80,468	2.125%, 01/20/37(a)	84,056

982,762	2.500%, 12/15/27	994,048

768,738	3.000%, 10/20/26	798,882

805,463	3.500%, 07/20/27	846,771

6,106	4.253%, 10/16/30	6,101

		4,130,019

	Total Agency Pass-Through Securities (Cost $24,333,462)	24,288,713

Corporate Bonds: 18.58%
Basic Materials: 1.27%

1,000,000	Dow Chemical Co., Sr. Unsec. Notes 2.500%, 02/15/16	1,031,822

Consumer Non-Cyclical: 1.14%

500,000	Genzyme Corp., Sr. Unsec. Notes 3.625%, 06/15/15	528,642

100,000	Johns Hopkins Health System Corp., Sr. Unsec. Notes 1.424%, 05/15/18	97,158

300,000	Quest Diagnostics, Inc., Gtd. Notes 1.134%, 03/24/14(a)	301,206

		927,006

Consumer Cyclical: 1.49%

1,200,000	Daimler Finance North America Llc, Sr. Unsec. Notes 1.650%, 04/10/15(b)	1,210,614

Energy: 1.58%

345,000	Dominion Resources, Inc., Sr. Unsec. Notes 1.950%, 08/15/16	352,095

500,000	Noble Holding International, Ltd., Sr. Unsec. Notes 3.450%, 08/01/15	518,583

400,000	Total Capital SA, Sr. Unsec. Notes 3.125%, 10/02/15	418,936

		1,289,614

June 30, 2013	26	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)
Financials: 7.14%

$ 500,000	Caterpillar Financial Services Corp., Sr. Unsec. Notes 2.050%, 08/01/16	$511,815

1,500,000	ING Bank NV, Sr. Notes 1.597%, 10/18/13(a)(b)	1,504,911

1,450,000	Merrill Lynch & Co. Inc., Sr. Unsec. Medium-Term Notes 0.737%, 01/15/15(a)	1,434,307

650,000	MetLife Institutional Funding II, Sec. Notes 1.182%, 04/04/14(a)(b)	654,186

1,700,000	National Australia Bank, Ltd., Sr. Unsec. Notes 0.998%, 04/11/14(a)(b)	1,709,510

		5,814,729

Industrials: 1.79%

100,000	Emerson Electric Co., Sr. Unsec. Notes 5.000%, 12/15/14	106,262

1,350,000	United Technologies Corp., Sr. Unsec. Notes 1.800%, 06/01/17	1,355,796

		1,462,058

Technology: 2.19%

1,300,000	Dell, Inc., Sr. Unsec. Notes 0.884%, 04/01/14(a)	1,296,394

500,000	Intel Corp., Sr. Unsec. Notes 1.350%, 12/15/17	489,661

		1,786,055

Telecommunication Services: 1.98%

500,000	AT&T, Inc., Sr. Unsec. Notes 0.660%, 02/12/16(a)	497,563

1,000,000	5.625%, 06/15/16	1,119,371

		1,616,934

	Total Corporate Bonds (Cost $15,202,094)	15,138,832

Municipal Bonds: 5.79%

500,000	City of Houston, Texas, General Obligation Taxable Refunding Bonds, Public Improvment, Series B 1.140%, 03/01/16	501,175

Principal Amount		Value (Note 2)

$ 500,000	City of Montgomery, Alabama, General Obligation Taxable Unlimited Warrants, Series B 1.070%, 04/01/16	$499,595

750,000	County of Loudoun Virginia, General Obligation Taxable Refunding Bonds, Series B 0.895%, 12/01/16	744,862

250,000	County of Milwaukee Wisconsin, General Obligation Taxable Unlimited Pension Refunding Bonds, Series B 1.282%, 12/01/16	249,768

300,000	Georgia Municipal Gas Authority, Taxable, Revenue Bonds, Gas Portfolio III 1.770%, 10/01/13	300,480

500,000	Maine State Housing Authority, Taxable, Revenue Bonds, Series A 1.190%, 11/15/16	498,520

250,000	Pequea Valley School District, Taxable General Obligation Unlimited Bonds, Series B 0.948%, 02/01/16	248,720

500,000	State of California, Taxable Various Purpose General Obligation Unlimited Bonds 1.050%, 02/01/16	500,505

250,000	Texas State Department of Housing & Community Affairs, Taxable Revenue Bonds, Series A 2.800%, 03/01/36	244,073

455,000	Virginia State Housing Development Authority, Taxable Revenue Bonds, Series B 2.000%, 04/01/19	440,749

500,000	Wise County, Virginia, Industrial Development Authority Facilities Lease, Taxable Revenue Bonds 1.700%, 02/01/17	491,440

	Total Municipal Bonds (Cost $4,761,077)	4,719,887

U.S. Treasury Bonds & Notes: 17.41%

3,500,000	U.S. Treasury Notes 0.250%, 04/15/16	3,465,956

3,750,000	0.250%, 05/15/15	3,743,554

See Notes to Financial Statements	27	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward Frontier Strategy Fund

Principal Amount		Value (Note 2)

U.S. Treasury Bonds & Notes: 17.41% (continued)

$3,000,000	0.375%, 06/15/15	$3,000,702

4,000,000	0.375%, 03/15/16	3,978,123

	Total U.S. Treasury Bonds & Notes (Cost $14,241,950)	14,188,335

	Total Investments: 74.17% (Cost $60,590,863)	60,432,071

	Net Other Assets and Liabilities: 25.83%	21,044,224	(c)

	Net Assets: 100.00%	$81,476,295

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,079,221, representing 6.23% of net assets.

(c) Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	12/23/13	$10,000,000	$988,910
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	04/24/14	10,000,154	276,018
Barclays Capital	MSCI Frontier NR USD	3-month LIBOR plus 110 Bps	Total Return	07/28/14	8,397,155	7,090
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	07/26/13	6,462,467	33,638
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	05/27/14	19,650,720	102,286
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	08/26/14	19,650,720	102,286
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 95 Bps	Total Return	06/25/14	2,500,631	(150,681)
Goldman Sachs	MSCI FM Daily Net Total Return Index	3-month LIBOR plus 105 Bps	Total Return	06/25/14	1,339,841	(75,649)
Total of Total Return Swap Contracts					$78,001,688	$1,283,898

Investment Abbreviations:

Bps — Basis Points

Gtd. — Guaranteed

LIBOR — London Interbank Offered Rate

MSCI — Morgan Stanley Capital International

Sec. — Secured

Sr. — Senior

Unsec. — Unsecured

June 30, 2013	28	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Corporate Bonds: 94.73%
Basic Materials: 2.73%

$1,500,000	ArcelorMittal, Sr. Unsec. Notes 6.125%, 06/01/18	$1,550,625

1,875,000	Cornerstone Chemical Co., Sec. Notes 9.375%, 03/15/18(a)	1,978,125

		3,528,750

Communications: 13.17%

1,500,000	Cablevision Systems Corp., Sr. Unsec. Notes 7.750%, 04/15/18	1,619,999

1,525,000	CCO Holdings Llc/CCO Holdings Capital Corp., Sr. Unsec. Notes 5.750%, 09/01/23(a)	1,483,063

1,640,000	CenturyLink, Inc., Sr. Unsec. Notes, Series V 5.625%, 04/01/20	1,664,600

1,275,000	Cogent Communications Group, Inc., Sr. Sec. Notes 8.375%, 02/15/18(a)	1,396,125

1,500,000	Digicel, Ltd., Sr. Unsec. Notes 6.000%, 04/15/21(a)	1,421,250

1,365,000	DISH DBS Corp., Sr. Unsec. Notes 4.250%, 04/01/18(a)	1,344,525

1,290,000	Gray Television, Inc., Sr. Unsec. Notes 7.500%, 10/01/20	1,322,250

1,500,000	GXS Worldwide, Inc., Sr. Sec. Notes 9.750%, 06/15/15	1,530,000

1,125,000	Level 3 Financing, Inc., Sr. Unsec. Notes 7.000%, 06/01/20	1,127,813

1,400,000	Nara Cable Funding, Ltd., First Lien Notes 8.875%, 12/01/18(a)	1,442,000

1,200,000	Sinclair Television Group, Inc., Sr. Unsec. Notes 5.375%, 04/01/21	1,158,000

1,500,000	Windstream Corp., Sr. Unsec. Notes 7.500%, 06/01/22	1,537,500

		17,047,125

Consumer Cyclical: 16.84%

1,657,000	Air Canada 2013-1 Class B Pass Through Trust, Second Lien Notes 5.375%, 05/15/21(a)	1,652,858

1,440,000	Ashton Woods USA Llc/Ashton Woods Finance Co., Sr. Unsec. Notes 6.875%, 02/15/21(a)	1,458,000

Principal Amount		Value (Note 2)

$1,698,000	Express Llc/Express Finance Corp., Sr. Unsec. Notes 8.750%, 03/01/18	$1,825,350

1,500,000	Fiesta Restaurant Group, Inc., Second Lien Notes 8.875%, 08/15/16	1,605,000

1,650,000	Hawaiian Airlines Pass Through Certificates, Second Lien Notes, Series B 4.950%, 01/15/22	1,563,375

1,425,000	KB Home, Sr. Unsec. Notes 9.100%, 09/15/17	1,603,125

1,500,000	Landry’s Holdings II, Inc., Sr. Unsec. Notes 10.250%, 01/01/18(a)	1,560,000

1,500,000	Lennar Corp., Sr. Unsec. Notes 4.125%, 12/01/18(a)	1,428,750

1,500,000	MGM Resorts International, Sr. Unsec. Notes 6.625%, 12/15/21	1,548,750

1,500,000	Pantry, Inc., Sr. Unsec. Notes 8.375%, 08/01/20	1,618,125

1,490,000	Penske Automotive Group, Inc., Sr. Sub. Notes 5.750%, 10/01/22	1,527,250

1,600,000	Rite Aid Corp., Sr. Unsec. Notes 9.250%, 03/15/20	1,774,000

1,125,000	Tops Holding II Corp., Sr. Unsec. PIK Notes 8.750%, 06/15/18(a)	1,109,531

1,500,000	Wynn Las Vegas Llc/Wynn Las Vegas Capital Corp., Sec. Notes 5.375%, 03/15/22	1,522,500

		21,796,614

Consumer Non-Cyclical: 18.65%

1,550,000	313 Group, Inc., Sr. Unsec. Notes 8.750%, 12/01/20(a)	1,484,125

1,475,000	Beverages & More, Inc., Sr. Sec. Notes 9.625%, 10/01/14(a)	1,493,438

1,054,000	Bumble Bee Acquisition Corp., First Lien Notes 9.000%, 12/15/17(a)	1,125,145

1,292,000	C&S Group Enterprises Llc, Notes 8.375%, 05/01/17(a)	1,375,980

1,500,000	Capella Healthcare, Inc., Sr. Unsec. Notes 9.250%, 07/01/17	1,601,250

See Notes to Financial Statements	29	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)

Consumer Non-Cyclical (continued): 18.65%

$1,500,000	DaVita HealthCare Partners, Inc., Sr. Unsec. Notes 5.750%, 08/15/22	$1,503,750

1,500,000	Fresenius Medical Care US Finance II, Inc., Sr. Unsec. Notes 5.625%, 07/31/19(a)	1,567,500

1,262,000	Harmony Foods Corp., Sr. Sec. Notes 10.000%, 05/01/16(a)	1,334,565

1,500,000	HCA Holdings, Inc., Sr. Unsec. Notes 7.750%, 05/15/21	1,623,750

1,500,000	HealthSouth Corp., Gtd. Notes 7.750%, 09/15/22	1,605,000

1,500,000	Prospect Medical Holdings, Inc., Sec. Notes 8.375%, 05/01/19(a)	1,575,000

1,500,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer Llc/Reynolds Group Issuer Lu, First Lien Notes 5.750%, 10/15/20	1,515,000

1,575,000	Sunstate Equipment Co. Llc/Sunstate Equipment Co., Inc., Sec. PIK Notes 12.000%, 06/15/16(a)	1,732,500

1,500,000	Tenet Healthcare Corp., Sr. Unsec. Notes 6.750%, 02/01/20	1,460,625

400,000	VPII Escrow Corp., Sr. Unsec. Notes 6.750%, 08/15/18(a)	410,500

1,500,000	Wells Enterprises, Inc., Sec. Notes 6.750%, 02/01/20(a)	1,575,000

1,115,000	YCC Holdings Llc/Yankee Finance, Inc., Sr. Unsec. PIK Notes 10.250%, 02/15/16	1,148,450

		24,131,578

Energy: 19.22%

1,450,000	Approach Resources, Inc., Sr. Unsec. Notes 7.000%, 06/15/21	1,468,125

2,000,000	Atlas Energy Holdings Operating Co. Llc/Atlas Resource Finance Corp., Sr. Unsec. Notes 7.750%, 01/15/21(a)	1,919,999

1,500,000	Chaparral Energy, Inc., Sr. Unsec. Notes 7.625%, 11/15/22	1,537,500

1,500,000	Continental Resources, Inc., Sr. Unsec. Notes 5.000%, 09/15/22	1,533,750

Principal Amount		Value (Note 2)

$1,564,343	EPE Holdings Llc/EP Energy Bond Co., Inc., Sr. Unsec. PIK Notes 8.125%, 12/15/17(a)	$1,603,452

1,500,000	Frontier Oil Corp., Sr. Unsec. Notes 6.875%, 11/15/18	1,616,250

1,500,000	Inergy Mid LP, Sr. Unsec. Notes 6.000%, 12/15/20(a)	1,455,000

1,800,000	ION Geophysical Corp., Second Lien Notes 8.125%, 05/15/18(a)	1,746,000

1,500,000	Kinder Morgan Finance Co. Llc, Sr. Sec. Notes 6.000%, 01/15/18(a)	1,581,830

1,250,000	Murray Energy Corp., Sec. Notes 8.625%, 06/15/21(a)	1,256,250

1,500,000	Parker Drilling Co., Gtd. Notes 9.125%, 04/01/18	1,593,750

1,240,000	SESI Llc, Sr. Unsec. Notes 7.125%, 12/15/21	1,345,400

1,500,000	Shelf Drilling Holdings, Ltd., Sec. Notes 8.625%, 11/01/18(a)	1,567,500

1,500,000	Tesoro Corp., Sr. Unsec. Notes 5.375%, 10/01/22	1,526,250

1,500,000	Vanguard Natural Resources Llc/VNR Finance Corp., Sr. Unsec. Notes 7.875%, 04/01/20	1,545,000

	Whiting Petroleum Corp., Sr. Sub. Notes

1,500,000	6.500%, 10/01/18	1,593,750

		24,889,806

Financials: 10.20%

1,500,000	AerCap Aviation Solutions BV, Sr. Unsec. Notes 6.375%, 05/30/17	1,582,500

1,475,000	Aircastle, Ltd. Sr. Unsec. Notes 7.625%, 04/15/20	1,629,875

1,000,000	Ally Financial, Inc., Sr. Unsec. Notes 0.000%, 06/15/15	927,700

1,000,000	CIT Group, Inc., Sr. Unsec. Notes 5.000%, 08/15/22	996,948

1,500,000	EPR Properties, Sr. Unsec. Notes 7.750%, 07/15/20	1,710,006

June 30, 2013	30	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Principal Amount		Value (Note 2)
Financials (continued): 10.20%

$1,500,000	General Motors Financial Co., Inc., Sr. Unsec. Notes 3.250%, 05/15/18(a)	$1,462,500

1,500,000	International Lease Finance Corp., Sr. Unsec. Notes 5.875%, 04/01/19	1,522,500

1,500,000	Kennedy-Wilson, Inc., Sr. Unsec. Notes 8.750%, 04/01/19	1,620,000

1,570,000	Provident Funding Associates LP/PFG Finance Corp., Sr. Notes 10.125%, 02/15/19(a)	1,742,700

		13,194,729

Industrials: 11.66%

1,500,000	AEP Industries, Inc., Sr. Unsec. Notes 8.250%, 04/15/19	1,621,875

1,500,000	Aviation Capital Group Corp., Sr. Unsec. Notes 4.625%, 01/31/18(a)	1,477,709

1,500,000	Griffon Corp., Gtd. Notes 7.125%, 04/01/18	1,578,750

1,525,000	Iracore International Holdings, Inc., Sec. Notes 9.500%, 06/01/18(a)	1,553,594

1,625,000	Liberty Tire Recycling, Gtd. Notes 11.000%, 10/01/16(a)	1,633,125

1,250,000	Martin Midstream Partners LP/Martin Midstream Finance Corp., Gtd. Notes 8.875%, 04/01/18	1,321,875

1,575,000	Maxim Crane Works LP, Sr. Sec. Notes 12.250%, 04/15/15(a)	1,661,624

1,500,000	Packaging Dynamics Corp., First Lien Notes 8.750%, 02/01/16(a)	1,522,500

1,116,000	SPL Logistics Escrow Llc, Sec. Notes 8.875%, 08/01/20(a)	1,166,220

1,500,000	Zachry Holdings, Inc., Sr. Unsec. Notes 7.500%, 02/01/20(a)	1,552,500

		15,089,772

Principal Amount		Value (Note 2)
Technology: 1.01%

$1,250,000	iGate Corp., Sr. Unsec. Notes 9.000%, 05/01/16	$1,306,250

Utilities: 1.25%

1,500,000	NRG Energy, Inc., Sr. Unsec. Notes 7.625%, 01/15/18	1,612,500

	Total Corporate Bonds (Cost $121,889,163)	122,597,124

Municipal Bonds: 0.80%

1,000,000	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001-B-1 7.000%, 01/01/16(b)	1,035,690

	Total Municipal Bonds (Cost $1,032,076)	1,035,690

	Total Investments: 95.53% (Cost $122,921,239)	123,632,814

	Net Other Assets and Liabilities: 4.47%	5,784,549

	Net Assets: 100.00%	$129,417,363

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $54,850,483, representing 42.38% of net assets.

(b) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date of Purchase	Security	Cost	Market Value	% of Net Assets
03/01/12	Dallas-Fort Worth, Texas International Airport Facilities Improvement Corp., Revenue Bonds, Taxable Series 2001- B-1 7.000%, 01/01/16(b)	$1,032,076	$1,035,690	0.80%

See Notes to Financial Statements	31	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward High Yield Bond Fund

Investment Abbreviations:

Gtd. — Guaranteed

PIK — Payment in-kind

Sec. — Secured

Sr. — Senior

Sub. — Subordinated

Unsec. — Unsecured

June 30, 2013	32	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

Agency Pass-Through Securities: 6.48%
Federal National Mortgage Association (FNMA): 2.26%

$ 179,009	FNMA 2.700%, 05/01/34(a)	$181,460

363,338	3.500%, 09/01/41	369,279

188,320	6.000%, 03/01/33	205,036

		755,775

Government National Mortgage Association (GNMA): 4.22%

197,686	GNMA 2.500%, 04/20/28	199,780

1,178,934	2.500%, 03/20/28	1,208,564

		1,408,344

	Total Agency Pass-Through Securities (Cost $2,175,559)	2,164,119

Asset-Backed Securities: 5.24%

379,602	ACE Securities Corp., Series 2004-HE4, Class M1 1.093%, 12/25/34(a)	328,625

69,657	Bear Stearns Asset Backed Securities Trust, Series 2005-SD3, Class 1A 0.683%, 07/25/35(a)	68,075

63,543,001	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1 0.818%, 11/11/41(a)(b)(c)(d)	688,679

13,442	Chec Loan Trust, Series 2004-1, Class B2 3.693%, 07/25/34(a)(c)	13,033

250,000	Falcon Franchise Loan Llc, Series 2003-1, Class C 4.100%, 01/05/25(b)(c)(e)	8,509

169,674	Home Equity Mortgage Trust, Series 2006-2, Class 1A1 5.367%, 07/25/36(f)	42,124

700,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A6, Class 2A3 0.573%, 08/25/35(a)	601,006

	Total Asset-Backed Securities (Cost $2,170,783)	1,750,051

Principal Amount		Value (Note 2)
Collateralized Mortgage Obligations: 4.42%

$ 154,173	Capco America Securitization Corp., Series 1998-D7, Class PS1 1.500%, 10/15/30(a)(b)(c)(d)	$83

3,857	Collateralized Mortgage Securities Corp., Series I, Class 3 9.450%, 02/01/17	4,174

591,462	Countrywide Alternative Loan Trust, Series 2006-12CB, Class A6 6.000%, 05/25/36	476,505

195,172	FHLMC, Series 2887, Class JD 4.500%, 03/15/19	207,017

5,612,989	GNMA, Series 2002-28, Class IO 0.234%, 01/16/42(a)(b)(d)	37,669

3,463,572	GNMA, Series 2003-64, Class XA 0.000%, 08/16/43(a)(b)(d)	426

5,278	Harborview Mortgage Loan Trust, Series 2004-4, Class 3A 1.323%, 06/19/34(a)	5,217

64,665	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-LN2, Class A1 4.475%, 01/15/14	64,591

38,269	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO 0.900%, 04/25/19(b)(d)	3

247,252,639	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X 0.020%, 06/15/38(a)(b)(c)(d)	109,533

12,577,292	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO 0.680%, 11/15/26(a)(b)(d)	277,820

673,993	Preferred Term Securities XIII, Inc. 1.843%, 03/24/34(a)(b)(c)(e)	255,958

3,603,357	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1 1.257%, 11/13/36(a)(b)(c)(d)	4,605

336,029	Washington Mutual, Series 2005-AR18, Class 3A2 4.964%, 01/25/36(a)	33,211

	Total Collateralized Mortgage Obligations (Cost $6,115,893)	$1,476,812

See Notes to Financial Statements	33	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

Corporate Bonds: 21.56%
Banks: 3.48%

$ 400,000	Bank of America Corp., Sr. Unsec. Notes 5.650%, 05/01/18	$444,708

170,000	Citigroup, Inc., Sr. Unsec. Notes 6.125%, 11/21/17	193,339

200,000	HSBC Bank Plc, Sr. Unsec. Notes 0.750%, Perpetual Maturity(a)(g)	121,000

100,000	Royal Bank of Scotland Group Plc, Jr. Sub. Notes 7.648%, Perpetual Maturity(a)(g)	92,500

300,000	VEB Finance Plc, Sr. Unsec. Notes 5.375%, 02/13/17(c)	312,375

		1,163,922

Brokerage: 5.32%

300,000	Goldman Sachs Group, Inc., Sr. Unsec. Notes 6.150%, 04/01/18	338,286

1,300,000	Lehman Brothers Holdings, Sr. Unsec. Medium-Term Notes 0.000%, 05/02/18(h)	323,375

695,000	0.000%, 12/30/16(h)	171,144

400,000	Morgan Stanley, Sr. Unsec. Medium-Term Notes 6.625%, 04/01/18	453,694

500,000	Morgan Stanley, Sr. Unsec. Notes 0.757%, 10/15/15(a)	490,546

		1,777,045

Finance-Other: 2.61%

250,000	NLV Financial Corp., Sr. Notes 7.500%, 08/15/33(b)(c)	261,386

300,000	TNK-BP Finance SA, Co., Gtd. Notes 6.625%, 03/20/17(i)	327,000

240,000	Transneft Via TransCapitalInvest Ltd., Sec. Notes 8.700%, 08/07/18(i)	283,500

		871,886

Financials: 4.51%

100,000	Ally Financial, Inc., Gtd. Notes 3.672%, 06/20/14(a)	101,384

Principal Amount		Value (Note 2)

$ 200,000	American International Group, Inc., Sr. Unsec. Notes 4.250%, 09/15/14	$207,516

600,000	Ford Motor Credit Co. Llc 1.373%, 08/28/14(a)	600,656

600,000	JPMorgan Chase & Co., Sr. Unsec. Medium-Term Notes 0.893%, 02/26/16(a)	599,152

		1,508,708

Industrial-Energy: 3.68%

400,000	BP Capital Markets Plc, Gtd. Notes 4.500%, 10/01/20	434,429

300,000	Gazprom OAO Via Gaz Capital SA, Sr. Unsec. Notes 5.999%, 01/23/21(c)	312,000

480,000	Petrobras International Finance Co., Sr. Unsec. Notes 5.375%, 01/27/21	484,432

		1,230,861

Industrial-Other: 0.18%

1,609,624	Canal Point II, Ltd., Sec. Note, Series AI 0.000%, 06/25/14(b)(e)	59,106

Non-Captive Diversified: 1.09%

325,000	General Electric Capital Corp., Sr. Unsec. Medium-Term Notes 6.900%, 09/15/15	363,408

Utilities: 0.69%

225,901	MP Environmental Funding Llc, Series A1 4.982%, 07/15/14	230,156

	Total Corporate Bonds (Cost $9,267,089)	7,205,092

Foreign Government Obligations: 3.11%

1,000,000	Province of Ontario Canada, Sr. Unsec. Notes 2.700%, 06/16/15	1,040,053

	Total Foreign Government Obligations (Cost $998,714)	1,040,053

June 30, 2013	34	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Principal Amount		Value (Note 2)

Municipal Bonds: 5.56%

$ 500,000	Buckeye Tobacco Settlement Financing Authority, Sr. Turbo Revenue Bonds, Series A-2 6.500%, 06/01/47	$441,535

200,000	Los Angeles California Community College District, General Obligation Unlimited, Build America Bonds 6.750%, 08/01/49	249,864

400,000	Texas State Transportation Commission, Taxable Revenue Bonds, First Tier, Series B 5.178%, 04/01/30	447,972

600,000	University of California Regents Medical Center Pooled Revenue, Build America Bonds 6.548%, 05/15/48	716,856

	Total Municipal Bonds (Cost $1,565,710)	1,856,227

U.S. Government Agency Securities: 52.26%
Department of Housing & Urban Development (HUD): 0.20%

66,000	US Department of Housing and Urban Development, Gtd., Series 99-A 6.330%, 08/01/13	66,342

Small Business Administration-Pass-Through-Agency: 1.44%

442,900	Small Business Administration Participation Certificates, Series 2003-20E, Class 1 4.640%, 05/01/23	480,701

U.S. Treasury Bonds & Notes: 50.62%

1,000,000	U.S. Treasury Bonds 1.750%, 05/15/23	936,016

1,100,000	2.750%, 11/15/42(j)	949,953

100,000	6.250%, 08/15/23	134,141

36	U.S. Treasury Bonds STRIP Coupon 0.000%, 11/15/17(b)(k)	34

910,080	U.S. Treasury Inflation Indexed Bonds 0.125%, 07/15/22	889,461

100,744	0.125%, 01/15/23	97,611

702,966	2.000%, 01/15/26	811,734

123,365	2.375%, 01/15/25	146,949

Principal Amount		Value (Note 2)

$ 200,000	U.S. Treasury Notes 0.250%, 03/31/14	$200,141

1,200,000	0.250%, 04/30/14	1,200,821

200,000	1.125%, 12/31/19	191,539

500,000	1.625%, 11/15/22	466,484

7,400,000	1.625%, 08/15/22	6,939,232

1,900,000	1.750%, 05/15/22	1,810,715

700,000	2.125%, 08/15/21	696,801

1,300,000	3.625%, 02/15/21	1,444,473

		16,916,105

	Total U.S. Government Agency Securities (Cost $18,320,029)	17,463,148

Par Value

Short-Term Securities: 0.08%

$ 26,000	U.S. Treasury Bills, Discount Notes(l)(j) 0.135%, due 01/09/14	25,992

	Total Short-Term Securities (Cost $25,981)	25,992

	Total Investments: 98.71% (Cost $40,639,758)	32,981,494

	Net Other Assets and Liabilities: 1.29%	432,075	(m)

	Net Assets: 100.00%	$33,413,569

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

(b) Security determined to be illiquid under the procedures approved by the Fund’s Board of Trustees.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,966,161, representing 5.88% of net assets.

(d) Interest only security.

(e) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

See Notes to Financial Statements	35	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

(f) Represents a step-up bond. Rate disclosed is as of June 30, 2013.

(g) This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(h) Security in default on interest payments.

(i) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At period end, the aggregate market value of those securities was $610,500 representing 1.83% of net assets.

(j) Security, or portion of security, is being held as collateral for futures contracts. At period end, the aggregate market value of those securities was $52,763, representing 0.16% of net assets.

(k) Principal only security.

(l) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(m) Includes cash which is being held as collateral for futures contracts.

Securities determined to be illiquid under the procedures approved by the Fund’s Board of Trustees is as follows:

Date(s) of Purchase	Security	Cost	Market Value	% of Net Assets
03/23/07 - 04/25/07	Bear Stearns Commercial Mortgage Securities, Series 2004-PWR6, Class X1 0.818%, 11/11/41(a)(b)(c)(d)	$1,077,093	$688,679	2.06%
10/03/07 - 04/10/08	Canal Point II, Ltd., Sec. Note, Series AI 0.000%, 06/25/14(b)(e)	1,536,721	59,106	0.18%
03/29/06	Capco America Securitization Corp., Series 1998-D7, Class PS1 1.500%, 10/15/30(a)(b)(c)(d)	98,427	83	0.00%	(n)
12/29/11	Falcon Franchise Loan Llc, Series 2003-1, Class C 4.100%, 01/05/25(b)(c)(e)	0	8,509	0.03%
07/24/06 - 08/01/06	GNMA, Series 2002-28, Class IO 0.234%, 01/16/42(a)(b)(d)	898,733	37,669	0.11%
05/17/07	GNMA, Series 2003-64, Class XA 0.000%, 08/16/43(a)(b)(d)	452,229	426	0.00%	(n)
03/30/06	LB Commercial Conduit Mortgage Trust, Series 1996-C2, Class IO 0.900%, 04/25/19(b)(d)	75,800	3	0.00%	(n)
03/05/07	LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class X 0.020%, 06/15/38(a)(b)(c)(d)	499,141	109,533	0.33%
03/29/06	Merrill Lynch Mortgage Investors, Series 1998-C1, Class IO 0.680%, 11/15/26(a)(b)(d)	593,987	277,820	0.83%
01/18/07	NLV Financial Corp., Sr. Notes 7.500%, 08/15/33(b)(c)	275,214	261,386	0.78%
10/03/06 - 3/27/13	Preferred Term Securities XIII, Inc. 1.843%, 03/24/34(a)(b)(c)(e)	663,810	255,958	0.77%
11/07/06 - 03/29/07	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class X1 1.257%, 11/13/36(a)(b)(c)(d)	1,641,392	4,605	0.01%
11/17/08	U.S. Treasury Bonds STRIP Coupon 0.000%, 11/15/17(b)(k)	30	34	0.00%	(n)
		$7,812,577	$1,703,811	5.10%

(n) Less than 0.005%

Futures Contracts

Description	Position	Contracts	Expiration Date	Value	Unrealized Gain
U.S. 5 Year Treasury Note Future	Short	(63)	10/01/13	$(7,625,955)	$96,649
Total Futures Contracts (Short)				$(7,625,955)	$96,649

June 30, 2013	36	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Investment Grade Fixed-Income Fund

Futures Contracts (continued)
Description	Position	Contracts	Expiration Date	Value	Unrealized Loss
U.S. 10 Year Treasury Note Future	Long	28	09/20/13	$3,543,750	$(106,568)
Total Futures Contracts (Long)				$3,543,750	$(106,568)

Investment Abbreviations:

FHLMC — Federal Home Loan Mortgage Corporation

Gtd. — Guaranteed

IO — Interest Only

Jr. — Junior

Sec. — Secured

Sr. — Senior

STRIP — Separate Trading of Registered Interest and Principal of Securities

Sub. — Subordinated

Unsec. — Unsecured

See Notes to Financial Statements	37	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward Total MarketPlus Fund

Shares		Value (Note 2)

Exchange-Traded Funds: 45.07%

8,600	iShares Russell 3000® Index Fund	$829,040

68,300	Vanguard Short-Term Corporate Bond ETF	5,402,530

180,500	Vanguard Short-Term Government Bond ETF	10,978,010

	Total Exchange-Traded Funds (Cost $17,322,278)	17,209,580

Principal Amount

Agency Pass-Through Securities: 14.73%
Federal Home Loan Mortgage Corp (FHLMC): 4.38%

$ 2,316	FHLMC 1.500%, 12/01/17(a)	2,332

16,111	1.854%, 06/01/20(a)	16,734

23,912	2.005%, 10/01/28(a)	25,383

3,825	2.012%, 01/01/26(a)	3,942

79,812	2.025%, 12/01/35(a)	84,193

110,799	2.100%, 08/01/33(a)	115,627

91,438	2.114%, 02/01/36(a)	96,694

83,971	2.140%, 12/01/35(a)	88,336

90,315	2.216%, 01/01/37(a)	96,291

4,082	2.250%, 11/01/22(a)	4,156

11,897	2.252%, 03/01/19(a)	12,200

3,264	2.253%, 10/01/22(a)	3,489

43,734	2.260%, 09/01/28(a)	46,548

3,341	2.262%, 09/01/30(a)	3,575

12,607	2.265%, 11/01/26(a)	13,249

101,958	2.288%, 07/01/30(a)	108,935

6,033	2.290%, 09/01/27(a)	6,470

5,437	2.313%, 12/01/27(a)	5,791

21,941	2.343%, 02/01/35(a)	22,825

6,573	2.350%, 12/01/27(a)	6,996

33,018	2.369%, 11/01/28(a)	35,205

9,617	2.373%, 02/01/32(a)	10,236

11,630	2.375%, 04/01/32(a)	11,935

14,224	2.375%, 08/01/32(a)	15,085

60,832	2.375%, 08/01/35(a)	64,102

40,505	2.375%, 04/01/18(a)	42,367

Principal Amount		Value (Note 2)

$ 4,532	2.376%, 10/01/32(a)	$4,582

21,521	2.385%, 07/01/31(a)	23,044

33,196	2.397%, 02/01/34(a)	35,298

8,549	2.413%, 03/01/33(a)	8,886

7,540	2.423%, 10/01/31(a)	7,618

984	2.433%, 03/01/24(a)	991

19,440	2.443%, 02/01/35(a)	19,873

5,854	2.445%, 01/01/24(a)	6,003

15,927	2.467%, 05/01/33(a)	16,841

137,117	2.520%, 03/01/32(a)	146,748

35,027	2.625%, 02/01/33(a)	37,144

14,803	2.631%, 09/01/30(a)	15,799

9,947	2.634%, 05/01/35(a)	10,597

33,572	2.639%, 05/01/36(a)	35,992

12,137	2.659%, 01/01/37(a)	12,813

20,044	2.718%, 06/01/37(a)	21,453

11,772	2.721%, 09/01/36(a)	12,606

7,441	2.830%, 02/01/31(a)	7,962

44,455	2.901%, 01/01/29(a)	47,437

2,066	2.940%, 06/01/19(a)	2,082

14,445	3.600%, 06/01/35(a)	14,494

57,178	5.621%, 11/01/30(a)	59,857

57,372	FHLMC, Gold 1.873%, 07/01/29(a)	60,426

5,931	2.125%, 07/01/19(a)	6,091

33,075	2.250%, 10/01/26(a)	35,279

16,507	2.257%, 01/01/31(a)	16,651

2,696	2.276%, 12/01/22(a)	2,805

1,866	2.280%, 03/01/17(a)	1,872

17,568	2.378%, 09/01/30(a)	18,595

3,506	2.521%, 01/01/28(a)	3,764

27,367	3.263%, 10/01/20(a)	28,980

5,571	5.501%, 08/01/24(a)	6,015

		1,671,294

June 30, 2013	38	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Total MarketPlus Fund

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA): 10.35%

$ 4,404	FNMA 1.335%, 06/01/21(a)	$4,439

29,258	1.573%, 01/01/31(a)	30,408

53,958	1.578%, 11/01/40(a)	56,057

7,210	1.578%, 07/01/40(a)	7,511

174,693	1.578%, 06/01/40(a)	181,654

9,537	1.697%, 09/01/33(a)	9,949

16,832	1.759%, 03/01/28(a)	17,638

6,940	1.786%, 11/01/33(a)	7,288

17,611	1.789%, 09/01/27(a)	18,506

8,721	1.795%, 12/01/24(a)	8,914

13,961	1.833%, 11/01/33(a)	14,691

52,548	1.875%, 10/01/34(a)	55,575

10,849	1.875%, 01/01/20(a)	11,287

22,855	1.889%, 01/01/23(a)	24,062

16,247	1.917%, 05/01/32(a)	16,973

21,287	1.920%, 08/01/33(a)	22,203

39,138	2.005%, 01/01/35(a)	41,110

57,224	2.010%, 05/01/36(a)	59,771

9,229	2.013%, 04/01/18(a)	9,708

17,634	2.017%, 11/01/33(a)	18,519

164,455	2.017%, 02/01/33(a)	172,943

25,752	2.029%, 04/01/36(a)	27,163

179,897	2.035%, 06/01/35(a)	188,126

27,337	2.050%, 03/01/36(a)	28,849

14,041	2.050%, 04/01/36(a)	14,788

89,144	2.064%, 05/01/29(a)	89,508

101,553	2.065%, 11/01/34(a)	106,747

49,903	2.071%, 11/01/35(a)	52,365

25,166	2.076%, 01/01/35(a)	26,618

8,558	2.078%, 08/01/29(a)	9,047

50,753	2.083%, 11/01/35(a)	53,468

44,182	2.101%, 02/01/25(a)	46,636

40,409	2.103%, 05/01/35(a)	42,564

69,351	2.136%, 06/01/35(a)	73,063

353,934	2.155%, 11/01/35(a)	373,337

Principal Amount		Value (Note 2)

$ 83,427	2.157%, 05/01/33(a)	$86,668

8,698	2.163%, 04/01/18(a)	8,744

30,617	2.193%, 10/01/32(a)	32,465

6,618	2.205%, 11/01/17(a)	7,026

57,244	2.208%, 04/01/36(a)	60,552

51,518	2.245%, 02/01/35(a)	54,438

128,537	2.250%, 12/01/34(a)	136,067

3,239	2.250%, 09/01/17(a)	3,251

6,521	2.251%, 05/01/32(a)	6,766

44,701	2.273%, 07/01/33(a)	47,659

39,701	2.273%, 04/01/40(a)	42,280

5,078	2.279%, 07/01/29(a)	5,144

109,459	2.291%, 11/01/34(a)	116,109

13,411	2.320%, 06/01/32(a)	14,284

86,629	2.321%, 04/01/34(a)	87,801

32,047	2.327%, 01/01/33(a)	33,702

115,019	2.335%, 07/01/34(a)	121,017

48,690	2.360%, 07/01/33(a)	49,160

46,911	2.361%, 03/01/38(a)	49,881

126,877	2.370%, 02/01/37(a)	135,293

4,527	2.371%, 05/01/33(a)	4,827

37,419	2.375%, 10/01/17(a)	37,580

52,432	2.375%, 04/01/32(a)	52,944

7,680	2.383%, 04/01/33(a)	8,122

13,037	2.386%, 04/01/33(a)	13,788

89,407	2.394%, 02/01/33(a)	91,670

10,720	2.428%, 10/01/35(a)	11,379

7,170	2.429%, 01/01/25(a)	7,492

28,887	2.444%, 04/01/33(a)	30,650

75,817	2.460%, 07/01/28(a)	80,535

43,398	2.480%, 01/01/33(a)	46,077

55,716	2.482%, 12/01/32(a)	56,806

16,002	2.490%, 09/01/33(a)	17,150

18,337	2.500%, 03/01/35(a)	19,550

12,428	2.504%, 07/01/28(a)	13,289

71,680	2.534%, 07/01/35(a)	76,045

See Notes to Financial Statements	39	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward Total MarketPlus Fund

Principal Amount		Value (Note 2)
Federal National Mortgage Association (FNMA) (continued): 10.35%

$ 15,726	2.534%, 12/01/32(a)	$16,715

25,340	2.536%, 12/01/35(a)	26,067

14,404	2.541%, 09/01/39(a)	15,413

55,364	2.574%, 02/01/35(a)	59,101

41,082	2.587%, 03/01/35(a)	43,660

53,630	2.609%, 01/01/28(a)	57,630

13,849	2.629%, 12/01/32(a)	14,010

32,449	2.676%, 12/01/30(a)	34,734

11,002	2.682%, 07/01/34(a)	11,902

50,258	2.703%, 11/01/34(a)	53,544

6,177	3.171%, 04/01/33(a)	6,577

3,277	3.862%, 10/01/27(a)	3,304

1,634	4.297%, 02/01/18(a)	1,649

19,828	5.230%, 06/01/17(a)	20,759

		3,952,761

	Total Agency Pass-Through Securities (Cost $5,474,585)	5,624,055

Principal Amount		Value (Note 2)

Corporate Bonds: 5.13%
Financials: 5.13%

$2,000,000	Bank of America Corp., Sr. Unsec. Notes 0.193%, 03/13/14(a)(b)	$1,959,262

	Total Corporate Bonds (Cost $2,000,000)	1,959,262

	Total Investments: 64.93% (Cost $24,796,863)	24,792,897

	Net Other Assets and Liabilities: 35.07%	13,393,201	(c)

	Net Assets: 100.00%	$38,186,098

Percentages are stated as a percent of net assets.

(a) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $1,959,262, representing 5.13% of net assets.

(c) Includes cash which is being held as collateral for swap contracts.

Total Return Swap Contracts

Counter Party	Reference Entry/Obligation	Fund Pays/Receives	Fund Receives	Termination Date	Notional Amount	Net Unrealized Gain/(Loss)
Barclays Capital	The Barclays AIMS Alternative Roll Index	100 Bps	Total Return	01/29/14	$8,000,000	$(290,565)
Barclays Capital	The Barclays TrendSTAR+ Index	65 Bps	Total Return	01/29/14	8,000,000	346,909
Credit Suisse	Credit Suisse Tail Risk Overlay Protection Strategy(d)	75 Bps	Total Return	01/29/14	4,000,000	(64,349)
Goldman Sachs	Russell 3000® Total Return Index	1-month LIBOR plus 29 Bps	Total Return	02/06/14	34,776,869	2,503,389
Total of Total Return Swap Contracts					$54,776,869	$2,495,384

(d) Fair valued security under the procedures approved by the Fund’s Board of Trustees.

Investment Abbreviations:

Bps — Basis Points

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

Sr. — Senior

Unsec. — Unsecured

June 30, 2013	40	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward U.S. Government Money Fund

Principal Amount		Value (Note 2)

U.S. Agency Bonds: 8.38%
Federal Home Loan Bank (FHLB): 2.77%

$ 920,000	Federal Home Loan Bank 4.000%, 09/06/13	$926,260

720,000	Federal Home Loan Bank 3.625%, 10/18/13	727,308

790,000	Federal Home Loan Bank 5.250%, 06/18/14	828,302

225,000	Federal Home Loan Bank 4.875%, 06/13/14	234,953

		2,716,823

Federal Home Loan Mortgage Corporation (FHLMC): 0.55%

530,000	Federal Home Loan Mortgage Corporation 4.125%, 09/27/13	534,902

Federal National Mortgage Association (FNMA): 5.06%

3,000,000	Federal National Mortgage Association 1.000%, 09/23/13	3,005,244

381,000	Federal National Mortgage Association 1.125%, 09/30/13	381,833

1,555,000	Federal National Mortgage Association 4.625%, 10/15/13	1,574,898

		4,961,975

	Total U.S. Agency Bonds (Cost $8,213,700)	8,213,700

Other Commercial Paper: 5.10%
Short-Term Securities: 5.10%

5,000,000	Westpac Banking Corp., Variable Rate 0.300%, 06/29/13, 11/01/13(a)(b)(c)	5,000,000

	Total Other Commercial Paper (Cost $5,000,000)	5,000,000

Repurchase Agreements: 83.66%

20,000,000	G.X. Clarke & Co., 0.210%, dated 06/30/13 and maturing 07/03/13 with a repurchase amount of $20,000,350, collateralized by several FHLMC, FNMA, FFCB, and U.S. Government Agency Securities with rates ranging from 0.000% to 9.000% and with maturity dates ranging from 10/10/13 to 11/08/32 with a collateral value of $21,325,865.	20,000,000

Principal Amount		Value (Note 2)

$18,000,000	G.X. Clarke & Co., 0.300%, dated 06/30/13 and maturing 07/05/13 with a repurchase amount of $18,000,750, collateralized by several FHLMC and GNMA Securities with rates ranging from 0.500% to 10.000% and with maturity dates ranging from 11/25/14 to 03/15/40 with a collateral value of $18,361,569.	$18,000,000

18,000,000	G.X. Clarke & Co., 0.300%, dated 06/30/13 and maturing 07/02/13 with a repurchase amount of $18,000,300, collateralized by several FHLMC and FNMA Securities with rates ranging from 0.375% to 6.750% and with maturity dates ranging from 03/16/15 to 03/15/31 with a collateral value of $18,364,039.	18,000,000

6,000,000	G.X. Clarke & Co., 0.130%, dated 06/30/13 and maturing 07/01/13 with a repurchase amount of $6,000,022, collateralized by several FHLMC and FNMA Securities with rates ranging from 0.625% to 5.000% and with maturity dates ranging from 12/29/14 to 03/15/16 with a collateral value of $6,124,452.	6,000,000

20,000,000	G.X. Clarke & Co., 0.200%, dated 06/30/13 and maturing 07/01/13 with a repurchase amount of $20,000,111, collateralized by several FFCB Securities with rates ranging from 0.000% to 1.600% and with maturity dates ranging from 09/23/13 to 05/13/20 with a collateral value of $20,400,037.	20,000,000

	Total Repurchase Agreements (Cost $82,000,000)	82,000,000

	Total Investments: 97.14% (Cost $95,213,700)	95,213,700

	Net Other Assets and Liabilities: 2.86%	2,798,363

	Net Assets: 100.00%	$98,012,063

Percentages are stated as a percent of net assets.

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate market value of those securities was $5,000,000, representing 5.10% of net assets.

See Notes to Financial Statements	41	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward U.S. Government Money Fund

(b) Rate shown represents the bond equivalent yield to maturity at date of purchase.

(c) Interest rate will change at a future date. Interest rate shown reflects the rate in effect at June 30, 2013. The first maturity date shown is the next interest rate change date. The second maturity date shown is the final legal maturity.

Investment Abbreviations:

FFCB — Federal Farm Credit Bank

GNMA — Government National Mortgage Association

June 30, 2013	42	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Balanced Allocation Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 88.70%

110,793	Forward Commodity Long/Short Strategy Fund — Class Z(a)	7.40%	$2,476,208

308,007	Forward EM Corporate Debt Fund — Institutional Class(a)	8.62%	2,882,943

98,644	Forward Frontier Strategy Fund — Class Z	3.18%	1,062,399

131,815	Forward High Yield Bond Fund — Class Z	4.04%	1,351,108

796,751	Forward International Dividend Fund — Institutional Class(a)	18.35%	6,134,980

34,440	Forward International Real Estate Fund — Institutional Class(a)	1.67%	559,994

591,142	Forward Investment Grade Fixed-Income Fund — Class Z	19.72%	6,597,140

85,446	Forward Managed Futures Strategy Fund — Class Z(a)	5.37%	1,796,960

29,025	Forward Real Estate Fund — Institutional Class(a)	1.23%	411,866

138,705	Forward Select EM Dividend Fund — Institutional Class(a)	9.50%	3,179,120

100,159	Forward Total MarketPlus Fund — Class Z	9.62%	3,216,095

	Total Affiliated Investment Companies (Cost $28,669,954)		29,668,813

	Total Investments: 88.70% (Cost $28,669,954)		29,668,813

	Net Other Assets and Liabilities: 11.30%		3,779,743

	Net Assets: 100.00%		$33,448,556

Percentages are stated as a percent of net assets.

(a) The Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund, the Forward Managed Futures Strategy Fund, the Forward Real Estate Fund, and the Forward Select EM Dividend Fund’s June 30, 2013 Semi-Annual Report may be obtained at www.forwardinvesting.com.

See Notes to Financial Statements	43	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward Growth & Income Allocation Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 90.95%

132,027	Forward Commodity Long/Short Strategy Fund — Class Z(a)	7.08%	$2,950,796

235,140	Forward EM Corporate Debt Fund — Institutional Class(a)	5.28%	2,200,906

160,504	Forward Frontier Strategy Fund — Class Z	4.15%	1,728,624

94,087	Forward High Yield Bond Fund — Class Z	2.31%	964,394

1,388,368	Forward International Dividend Fund — Institutional Class(a)	25.65%	10,690,432

42,116	Forward International Real Estate Fund — Institutional Class(a)	1.64%	684,812

439,850	Forward Investment Grade Fixed-Income Fund — Class Z	11.78%	4,908,729

103,471	Forward Managed Futures Strategy Fund — Class Z(a)	5.22%	2,175,988

35,493	Forward Real Estate Fund — Institutional Class(a)	1.21%	503,644

246,083	Forward Select EM Dividend Fund — Institutional Class(a)	13.53%	5,640,223

170,013	Forward Total MarketPlus Fund — Class Z	13.10%	5,459,128

	Total Affiliated Investment Companies (Cost $37,167,660)		37,907,676

	Total Investments: 90.95% (Cost $37,167,660)		37,907,676

	Net Other Assets and Liabilities: 9.05%		3,773,893

	Net Assets: 100.00%		$41,681,569

Percentages are stated as a percent of net assets.

(a) The Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund, the Forward Managed Futures Strategy Fund, the Forward Real Estate Fund, and the Forward Select EM Dividend Fund’s June 30, 2013 Semi-Annual Report may be obtained at www.forwardinvesting.com.

June 30, 2013	44	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Growth Allocation Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 93.49%

44,665	Forward Commodity Long/Short Strategy Fund — Class Z(a)	2.62%	$998,266

120,510	Forward EM Corporate Debt Fund — Institutional Class(a)	2.96%	1,127,977

179,056	Forward Frontier Strategy Fund — Class Z	5.07%	1,928,435

50,378	Forward High Yield Bond Fund — Class Z	1.36%	516,373

1,522,145	Forward International Dividend Fund — Institutional Class(a)	30.78%	11,720,520

88,028	Forward International Real Estate Fund — Institutional Class(a)	3.76%	1,431,328

220,736	Forward Investment Grade Fixed-Income Fund — Class Z	6.47%	2,463,415

94,589	Forward Managed Futures Strategy Fund — Class Z(a)	5.23%	1,989,204

97,276	Forward Real Estate Fund — Institutional Class(a)	3.63%	1,380,351

265,521	Forward Select EM Dividend Fund — Institutional Class(a)	15.99%	6,085,747

185,322	Forward Total MarketPlus Fund — Class Z	15.62%	5,950,678

	Total Affiliated Investment Companies (Cost $35,040,501)		35,592,294

	Total Investments: 93.49% (Cost $35,040,501)		35,592,294

	Net Other Assets and Liabilities: 6.51%		2,476,824

	Net Assets: 100.00%		$38,069,118

Percentages are stated as a percent of net assets.

(a) The Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund, the Forward Managed Futures Strategy Fund, the Forward Real Estate Fund, and the Forward Select EM Dividend Fund’s June 30, 2013 Semi-Annual Report may be obtained at www.forwardinvesting.com.

See Notes to Financial Statements	45	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward Income & Growth Allocation Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 85.92%

51,653	Forward Commodity Long/Short Strategy Fund — Class Z(a)	5.55%	$1,154,454

286,961	Forward EM Corporate Debt Fund — Institutional Class(a)	12.92%	2,685,953

35,435	Forward Frontier Strategy Fund — Class Z	1.84%	381,637

124,299	Forward High Yield Bond Fund — Class Z	6.13%	1,274,060

301,909	Forward International Dividend Fund — Institutional Class(a)	11.18%	2,324,701

11,508	Forward International Real Estate Fund — Institutional Class(a)	0.90%	187,117

550,630	Forward Investment Grade Fixed-Income Fund — Class Z	29.56%	6,145,027

54,383	Forward Managed Futures Strategy Fund — Class Z(a)	5.50%	1,143,665

10,089	Forward Real Estate Fund — Institutional Class(a)	0.69%	143,165

52,244	Forward Select EM Dividend Fund — Institutional Class(a)	5.76%	1,197,429

38,155	Forward Total MarketPlus Fund — Class Z	5.89%	1,225,150

	Total Affiliated Investment Companies (Cost $16,970,286)		17,862,358

	Total Investments: 85.92% (Cost $16,970,286)		17,862,358

	Net Other Assets and Liabilities: 14.08%		2,926,994

	Net Assets: 100.00%		$20,789,352

Percentages are stated as a percent of net assets.

(a) The Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund, the Forward Managed Futures Strategy Fund, the Forward Real Estate Fund, and the Forward Select EM Dividend Fund’s June 30, 2013 Semi-Annual Report may be obtained at www.forwardinvesting.com.

June 30, 2013	46	See Notes to Financial Statements

Portfolio of Investments (Note 11) (Unaudited)

Forward Income Builder Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 97.47%

549,405	Forward EM Corporate Debt Fund — Institutional Class(a)	24.31%	$5,142,433

149,393	Forward Global Infrastructure Fund — Institutional Class(a)	14.73%	3,114,851

203,786	Forward High Yield Bond Fund — Class Z	9.88%	2,088,802

660,086	Forward International Dividend Fund — Institutional Class(a)	24.03%	5,082,665

207,425	Forward Select Income Fund — Institutional Class(a)	24.52%	5,185,622

	Total Affiliated Investment Companies (Cost $20,474,810)		20,614,373

	Total Investments: 97.47% (Cost $20,474,810)		20,614,373

	Net Other Assets and Liabilities: 2.53%		536,129

	Net Assets: 100.00%		$21,150,502

Percentages are stated as a percent of net assets.

(a) The Forward EM Corporate Debt Fund, the Forward Global Infrastructure Fund, the Forward International Dividend Fund, and the Forward Select Income Fund’s June 30, 2013 Semi-Annual Report may be obtained at www.forwardinvesting.com.

See Notes to Financial Statements	47	June 30, 2013

Portfolio of Investments (Note 11) (Unaudited)

Forward Multi-Strategy Fund

Shares		Allocation	Value (Note 2)

Affiliated Investment Companies: 99.55%

177,819	Forward Emerging Markets Fund — Institutional Class(a)	14.75%	$1,904,436

25,160	Forward Endurance Long/Short Fund — Institutional Class(a)	5.11%	660,711

88,812	Forward Frontier Strategy Fund — Class Z	7.40%	956,503

59,102	Forward Global Credit Long/Short Fund — Institutional Class(a)	10.41%	1,344,580

18,852	Forward Global Infrastructure Fund — Institutional Class(a)	3.04%	393,069

248,562	Forward International Dividend Fund — Institutional Class(a)	14.82%	1,913,927

14,020	Forward International Real Estate Fund — Institutional Class(a)	1.76%	227,969

23,403	Forward International Small Companies Fund — Institutional Class(a)	2.65%	342,625

32,164	Forward Managed Futures Strategy Fund — Class Z(a)	5.24%	676,400

43,971	Forward Real Estate Long/Short Fund — Institutional Class(a)	10.12%	1,307,699

36,818	Forward Select Income Fund — Institutional Class(a)	7.12%	920,460

76,058	Forward Tactical Enhanced Fund — Institutional Class(a)	15.44%	1,994,234

6,810	Forward Total MarketPlus Fund — Class Z	1.69%	218,683

	Total Affiliated Investment Companies (Cost $12,990,871)		12,861,296

	Total Investments: 99.55% (Cost $12,990,871)		12,861,296

	Net Other Assets and Liabilities: 0.45%		58,285

	Net Assets: 100.00%		$12,919,581

Percentages are stated as a percent of net assets.

(a) The Forward Emerging Markets Fund, the Forward Endurance Long/Short Fund, the Forward Global Credit Long/Short Fund, the Forward Global Infrastructure Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund, the Forward International Small Companies Fund, the Forward Managed Futures Strategy Fund, the Forward Real Estate Long/Short Fund, the Forward Select Income Fund and the Forward Tactical Enhanced Fund’s June 30, 2013 Semi-Annual Report may be obtained at www.forwardinvesting.com.

June 30, 2013	48	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Frontier Strategy Fund	Forward High Yield Bond Fund	Forward Investment Grade Fixed-Income Fund
Assets:
Investments, at value	$60,432,071	$123,632,814	$32,981,494
Cash	19,752,066	2,988,787	172,584
Deposit with broker for swap contracts	280,035	0	0
Deposit with broker for futures contracts	0	0	6,252
Unrealized gain on swap contracts	1,510,228	0	0
Receivable for investments sold	42,050	3,462,913	0
Receivable for shares sold	78,336	83,728	20,171
Interest and dividends receivable	156,437	2,242,907	270,205
Other assets	23,748	42,411	17,408

Total Assets	82,274,971	132,453,560	33,468,114

Liabilities:
Variation margin payable	0	0	9,919
Unrealized loss on swap contracts	226,330	0	0
Payable for investments purchased	0	2,625,000	0
Payable for shares redeemed	280,757	279,142	12,261
Payable to advisor	35,293	28,772	7,050
Payable to sub-advisor	0	28,772	7,050
Payable for distribution and service fees	7,467	30,837	1,730
Payable to trustees	219	301	300
Payable for chief compliance officer fee	317	584	222
Interest payable on swap contracts	206,456	0	0
Payable to ReFlow (Note 2)	2,522	0	0
Payable for legal and audit fees	23,718	15,471	2,779
Accrued expenses and other liabilities	15,597	27,318	13,234

Total Liabilities	798,676	3,036,197	54,545

Net Assets	$81,476,295	$129,417,363	$33,413,569

Net Assets Consist of:
Paid-in capital (Note 7)	$79,984,040	$126,947,102	$48,588,910
Accumulated net investment income/(loss)	(66,389)	125,877	(615,553)
Accumulated net realized gain/(loss) on investments, futures contracts and swap contracts	433,538	1,632,809	(6,891,605)
Net unrealized appreciation/(depreciation) on investments, futures contracts and swap contracts	1,125,106	711,575	(7,668,183)

Total Net Assets	$81,476,295	$129,417,363	$33,413,569

Investments, at Cost	$60,590,863	$122,921,239	$40,639,758

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$10.71	$10.29	$11.18
Net Assets	$3,986,231	$56,079,788	$1,628,117
Shares of beneficial interest outstanding	372,030	5,450,439	145,687
Institutional Class:
Net Asset Value, offering and redemption price per share	$10.75	$10.26	$11.18
Net Assets	$71,420,635	$65,934,009	$11,672,782
Shares of beneficial interest outstanding	6,644,773	6,425,966	1,044,462

See Notes to Financial Statements	49	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Frontier Strategy Fund (continued)	Forward High Yield Bond Fund (continued)	Forward Investment Grade Fixed-Income Fund (continued)
Class C:
Net Asset Value, offering and redemption price per share	—	$10.26	—
Net Assets	—	$1,209,383	—
Shares of beneficial interest outstanding	—	117,871	—
Advisor Class:
Net Asset Value, offering and redemption price per share	$10.75	—	—
Net Assets	$9,525	—	—
Shares of beneficial interest outstanding	886	—	—
Class Z:
Net Asset Value, offering and redemption price per share	$10.77	$10.25	$11.16
Net Assets	$6,059,904	$6,194,183	$20,112,670
Shares of beneficial interest outstanding	562,451	604,365	1,802,358

June 30, 2013	50	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Total MarketPlus Fund	Forward U.S. Government Money Fund
Assets:
Investments, at value	$24,792,897	$13,213,700
Repurchase agreements, at value	0	82,000,000
Cash	10,725,317	2,748,227
Deposit with broker for swap contracts	310,070	0
Unrealized gain on swap contracts	2,850,298	0
Receivable for investments sold	14,746	0
Receivable for shares sold	75	0
Interest and dividends receivable	25,497	54,433
Other assets	17,464	24,864

Total Assets	38,736,364	98,041,224

Liabilities:
Unrealized loss on swap contracts	354,914	0
Payable for shares redeemed	14,842	0
Payable for fund distribution	0	744
Payable to advisor	7,666	2,144
Payable for distribution and service fees	2,744	205
Payable to trustees	205	1,948
Payable for chief compliance officer fee	174	202
Interest payable on swap contracts	135,555	0
Payable for legal and audit fees	18,888	9,029
Accrued expenses and other liabilities	15,278	14,889

Total Liabilities	550,266	29,161

Net Assets	$38,186,098	$98,012,063

Net Assets Consist of:
Paid-in capital (Note 7)	$42,262,211	$98,013,929
Accumulated net investment loss	(5,807)	0
Accumulated net realized loss on investments and swap contracts	(6,561,724)	(1,866)
Net unrealized appreciation on investments and swap contracts	2,491,418	0

Total Net Assets	$38,186,098	$98,012,063

Investments, at Cost	$24,796,863	$13,213,700

Repurchase Agreements, at Cost	$0	$82,000,000

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$30.02	$1.00
Net Assets	$1,360,887	$1,593,488
Shares of beneficial interest outstanding	45,335	1,592,781
Institutional Class:
Net Asset Value, offering and redemption price per share	$32.02	$1.00
Net Assets	$20,756,481	$91,104,970
Shares of beneficial interest outstanding	648,148	91,107,848
Class A:
Net Asset Value, offering and redemption price per share	—	$1.00
Net Assets	—	$1,542,821
Shares of beneficial interest outstanding	—	1,543,153

See Notes to Financial Statements	51	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Total MarketPlus Fund (continued)	Forward U.S. Government Money Fund (continued)
Class C:
Net Asset Value, offering and redemption price per share	—	$1.00
Net Assets	—	$2,149,992
Shares of beneficial interest outstanding	—	2,150,127
Class Z:
Net Asset Value, offering and redemption price per share	$32.11	$1.00
Net Assets	$16,068,730	$1,620,792
Shares of beneficial interest outstanding	500,460	1,621,051

June 30, 2013	52	See Notes to Financial Statements

Statement of Assets and Liabilities (Unaudited)

	Forward Balanced Allocation Fund	Forward Growth & Income Allocation Fund	Forward Growth Allocation Fund
Assets:
Investments in affiliates, at value	$29,668,813	$37,907,676	$35,592,294
Cash	3,868,175	3,832,449	2,515,767
Receivable for shares sold	14,220	9,049	22,084
Other assets	22,438	25,270	22,587

Total Assets	33,573,646	41,774,444	38,152,732

Liabilities:
Payable for shares redeemed	95,591	50,212	37,708
Payable for distribution and service fees	9,669	16,536	15,939
Payable for chief compliance officer fee	223	229	221
Payable for legal and audit fees	8,492	8,523	8,516
Accrued expenses and other liabilities	11,115	17,375	21,230

Total Liabilities	125,090	92,875	83,614

Net Assets	$33,448,556	$41,681,569	$38,069,118

Net Assets Consist of:
Paid-in capital (Note 7)	$36,145,060	$46,917,587	$45,422,240
Accumulated net investment loss	(2,770)	(4,094)	(3,928)
Accumulated net realized loss on investments	(3,692,593)	(5,971,940)	(7,900,987)
Net unrealized appreciation on investments	998,859	740,016	551,793

Total Net Assets	$33,448,556	$41,681,569	$38,069,118

Investments in Affiliates, at Cost	$28,669,954	$37,167,660	$35,040,501

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$15.02	$15.25	$14.33
Net Assets	$3,114,398	$4,110,673	$3,591,015
Shares of beneficial interest outstanding	207,415	269,559	250,517
Institutional Class:
Net Asset Value, offering and redemption price per share	$15.03	$15.27	$14.34
Net Assets	$17,652,892	$13,753,619	$12,535,010
Shares of beneficial interest outstanding	1,174,381	900,853	874,029
Class A:
Net Asset Value, offering and redemption price per share	$15.01	$15.22	$14.33
Net Assets	$5,561,638	$11,399,785	$10,128,576
Shares of beneficial interest outstanding	370,519	749,072	706,792
Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)	$15.93	$16.15	$15.20
Class C:
Net Asset Value, offering and redemption price per share	$14.99	$15.21	$14.21
Net Assets	$7,119,628	$12,417,492	$11,814,517
Shares of beneficial interest outstanding	474,870	816,250	831,445

See Notes to Financial Statements	53	June 30, 2013

Statement of Assets and Liabilities (Unaudited)

	Forward Income & Growth Allocation Fund		Forward Income Builder Fund	Forward Multi-Strategy Fund
Assets:
Investments in affiliates, at value	$17,862,358		$20,614,373	$12,861,296
Cash	2,990,850		598,156	95,390
Receivable for shares sold	5,321		21,023	13,020
Receivable due from advisor	0		312	0
Other assets	26,180		21,790	19,184

Total Assets	20,884,709		21,255,654	12,988,890

Liabilities:
Payable for shares redeemed	76,699		85,522	42,422
Payable for distribution and service fees	3,445		6,212	5,671
Payable for chief compliance officer fee	207		87	90
Payable to ReFlow (Note 2)	0		0	24
Payable for legal and audit fees	8,326		8,383	8,289
Accrued expenses and other liabilities	6,680		4,948	12,813

Total Liabilities	95,357		105,152	69,309

Net Assets	$20,789,352		$21,150,502	$12,919,581

Net Assets Consist of:
Paid-in capital (Note 7)	$18,680,168		$21,100,785	$16,699,327
Accumulated net investment loss	(1,618)		(2,384)	(1,945)
Accumulated net realized gain/(loss) on investments	1,218,730		(87,462)	(3,648,226)
Net unrealized appreciation/(depreciation) on investments	892,072		139,563	(129,575)

Total Net Assets	$20,789,352		$21,150,502	$12,919,581

Investments in Affiliates, at Cost	$16,970,286		$20,474,810	$12,990,871

Pricing of Shares
Investor Class:
Net Asset Value, offering and redemption price per share	$15.08		$15.14	$14.15
Net Assets	$1,014,236		$1,582,974	$2,320,396
Shares of beneficial interest outstanding	67,267		104,526	163,980
Institutional Class:
Net Asset Value, offering and redemption price per share	$15.08		$15.16	$14.64
Net Assets	$16,481,749		$10,570,116	$4,071,092
Shares of beneficial interest outstanding	1,093,254		697,068	278,031
Class A:
Net Asset Value, offering and redemption price per share	$15.07		$15.15	$14.43
Net Assets	$1,056,213		$3,299,901	$3,869,429
Shares of beneficial interest outstanding	70,096		217,751	268,152
Maximum offering price per share	$15.99	(a)	$15.74 (b)	$15.31 (a)
Class C:
Net Asset Value, offering and redemption price per share	$15.03		$15.10	$13.77
Net Assets	$2,237,154		$5,697,511	$2,658,664
Shares of beneficial interest outstanding	148,894		377,239	193,011

(a) Maximum offering price per share (NAV/0.9425, based on maximum sales charge of 5.75% of the offering price)

(b) Maximum offering price per share (NAV/0.9625, based on maximum sales charge of 3.75% of the offering price)

June 30, 2013	54	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Frontier Strategy Fund	Forward High Yield Bond Fund	Forward Investment Grade Fixed-Income Fund
Investment Income:
Interest	$247,880	$4,721,328	$226,831
Dividends	21,950	—	—
Foreign taxes withheld	(1,740)	0	0

Total Investment Income	268,090	4,721,328	226,831

Expenses:
Investment advisory fee	323,647	180,908	48,119
Investment sub-advisory fee	—	180,908	48,119
Administration fee	27,366	41,171	18,834
Custodian fee	4,468	9,125	4,804
Legal and audit fees	25,433	22,575	16,925
Transfer agent fee	15,542	18,820	7,518
Trustees’ fees and expenses	4,035	7,877	2,165
Registration/filing fees	15,145	32,523	13,539
Reports to shareholder and printing fees	5,584	11,672	5,136
Distribution and service fees
Investor Class	6,483	110,514	5,361
Institutional Class	33,287	45,445	5,470
Class C	—	6,871	—
Advisor Class	5	—	—
Chief compliance officer fee	1,965	3,832	1,056
ReFlow fees (Note 2)	6,170	—	—
Other	7,292	5,218	2,927

Total expenses before waiver	476,422	677,459	179,973
Less fees waived/reimbursed by investment advisor (Note 3)	(49,594)	0	0

Total Net Expenses	426,828	677,459	179,973

Net Investment Income/(Loss):	(158,738)	4,043,869	46,858

Net realized gain/(loss) on investments	(29,754)	1,977,427	1,944,153
Net realized gain on futures contracts	0	0	49,689
Net realized gain on swap contracts	6,091,511	0	0
Net change in unrealized depreciation on investments	(245,368)	(4,034,992)	(3,010,325)
Net change in unrealized depreciation on futures contracts	0	0	(3,271)
Net change in unrealized appreciation on swap contracts	537,747	0	0

Net Realized and Unrealized Gain/(Loss) on Investments, Futures Contracts and Swap Contracts	6,354,136	(2,057,565)	(1,019,754)

Net Increase/(Decrease) in Net Assets Resulting From Operations	$6,195,398	$1,986,304	$(972,896)

See Notes to Financial Statements	55	June 30, 2013

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Total MarketPlus Fund	Forward U.S. Government Money Fund
Investment Income:
Interest	$58,204	$122,923
Dividends	101,985	—

Total Investment Income	160,189	122,923

Expenses:
Investment advisory fee	100,116	35,583
Administration fee	22,149	30,276
Legal and audit fees	23,342	16,214
Transfer agent fee	10,955	11,130
Trustees’ fees and expenses	2,230	4,231
Registration/filing fees	15,554	22,425
Reports to shareholder and printing fees	12,430	4,897
Distribution and service fees
Investor Class	4,257	3,724
Institutional Class	11,565	—
Class A	—	1,575
Class C	—	6,799
Administrative services fees-Investor Class, Institutional Class, Class A and Class C	—	108,241
Chief compliance officer fee	1,062	2,073
ReFlow fees (Note 2)	411	—
Other	1,836	4,802

Total expenses before waiver	205,907	251,970
Less fees waived/reimbursed by investment advisor (Note 3)	(39,911)	(13,554)
Distribution and service fees
Investor Class	—	(3,724)
Class A	—	(1,575)
Class C	—	(6,799)
Administrative services fees - Investor Class, Institutional Class, Class A and Class C	—	(108,241)

Total Net Expenses	165,996	118,077

Net Investment Income/(Loss):	(5,807)	4,846

Net realized loss on investments	(99,034)	(1,521)
Net realized gain on swap contracts	6,674,052	0
Net change in unrealized depreciation on investments	(129,571)	0
Net change in unrealized depreciation on swap contracts	(1,666,818)	0

Net Realized and Unrealized Gain/(Loss) on Investments and Swap Contracts	4,778,629	(1,521)

Net Increase in Net Assets Resulting From Operations	$4,772,822	$3,325

June 30, 2013	56	See Notes to Financial Statements

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Balanced Allocation Fund	Forward Growth & Income Allocation Fund	Forward Growth Allocation Fund
Investment Income:
Interest	$1,142	$1,081	$804
Dividends from affiliated investment company shares	590,710	663,088	620,747

Total Investment Income	591,852	664,169	621,551

Expenses:
Investment advisory fee	20,366	23,037	20,969
Administration fee	8,455	8,989	8,575
Custodian fee	175	237	—
Legal and audit fees	11,067	11,144	11,066
Transfer agent fee	5,908	13,336	15,239
Registration/filing fees	18,913	19,551	18,885
Reports to shareholder and printing fees	5,844	8,904	11,485
Distribution and service fees
Investor Class	9,276	11,255	10,208
Class A	10,113	21,028	18,715
Class C	44,567	69,776	68,015
Chief compliance officer fee	1,151	1,261	1,152
Other	4,962	5,236	4,971

Total expenses before waiver	140,797	193,754	189,280
Less fees waived/reimbursed by investment advisor (Note 3)	(20,366)	(23,037)	(20,969)

Total Net Expenses	120,431	170,717	168,311

Net Investment Income:	471,421	493,452	453,240

Net realized gain on affiliated investments	874,163	364,786	588,317
Net realized gain on investments	64,510	97,242	105,076
Net change in unrealized appreciation/(depreciation) on affiliated investments	(337,813)	467,566	274,328
Net change in unrealized depreciation on investments	(2,057)	(3,103)	(3,355)

Net Realized and Unrealized Gain on Investments	598,803	926,491	964,366

Net Increase in Net Assets Resulting From Operations	$1,070,224	$1,419,943	$1,417,606

See Notes to Financial Statements	57	June 30, 2013

Statement of Operations

For the Six Months Ended June 30, 2013 (Unaudited)

	Forward Income & Growth Allocation Fund	Forward Income Builder Fund	Forward Multi-Strategy Fund
Investment Income:
Interest	$1,003	$449	$206
Dividends from affiliated investment company shares	416,925	490,169	138,097

Total Investment Income	417,928	490,618	138,303

Expenses:
Investment advisory fee	15,818	9,903	7,846
Administration fee	7,541	6,335	5,921
Custodian fee	74	—	331
Legal and audit fees	10,989	10,596	10,594
Transfer agent fee	2,315	3,506	7,461
Registration/filing fees	18,870	18,868	20,847
Reports to shareholder and printing fees	3,285	3,526	7,248
Distribution and service fees
Investor Class	3,342	4,255	6,711
Class A	1,885	2,710	7,151
Class C	16,738	29,435	16,364
Chief compliance officer fee	960	521	448
ReFlow fees (Note 2)	—	—	135
Other	5,113	3,750	3,984

Total expenses before waiver	86,930	93,405	95,041
Less fees waived/reimbursed by investment advisor (Note 3)	(15,818)	(9,440)	(7,846)

Total Net Expenses	71,112	83,965	87,195

Net Investment Income:	346,816	406,653	51,108

Net realized gain on affiliated investments	1,374,799	274,866	656,970
Net realized gain on investments	63,493	0	0
Net change in unrealized depreciation on affiliated investments	(959,072)	(634,610)	(232,430)
Net change in unrealized depreciation on investments	(2,030)	0	0

Net Realized and Unrealized Gain/(Loss) on Investments	477,190	(359,744)	424,540

Net Increase in Net Assets Resulting From Operations	$824,006	$46,909	$475,648

June 30, 2013	58	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Frontier Strategy Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Operations:
Net investment loss	$(158,738)	$(178,382)
Net realized loss on investments	(29,754)	(3,255,327)
Net realized gain on swap contracts	6,091,511	4,218,261
Net change in unrealized appreciation on investments and swap contracts	292,379	3,654,747

Net increase in net assets resulting from operations	6,195,398	4,439,299

Distributions to Shareholders:
From net investment income
Investor Class	—	(204,257)
Institutional Class	—	(3,924,968)
Advisor Class	—	(609)
Class Z	—	(370,167)

Total distributions	—	(4,500,001)

Share Transactions:
Investor Class
Proceeds from sale of shares	3,855,122	2,541,791
Issued to shareholders in reinvestment of distributions	—	83,404
Cost of shares redeemed	(2,879,078)	(2,798,585)

Net increase/(decrease) from share transactions	976,044	(173,390)

Institutional Class
Proceeds from sale of shares	17,222,806	42,884,283
Issued to shareholders in reinvestment of distributions	—	3,181,441
Cost of shares redeemed	(7,522,602)	(46,135,335)

Net increase/(decrease) from share transactions	9,700,204	(69,611)

Advisor Class

Net increase/(decrease) from share transactions	—	—

Class Z
Proceeds from sale of shares	2,351,262	500,000
Issued to shareholders in reinvestment of distributions	—	370,167
Cost of shares redeemed	(2,475,000)	(9,100,000)

Net decrease from share transactions	(123,738)	(8,229,833)

Net increase/(decrease) in net assets	$16,747,908	$(8,533,536)

Net Assets:
Beginning of period	64,728,387	73,261,923

End of period (including accumulated net investment income/(loss) of $(66,389) and $92,349, respectively)	$81,476,295	$64,728,387

Other Information:
Share Transactions:
Investor Class
Sold	348,471	256,866
Distributions reinvested	—	8,537
Redeemed	(265,082)	(282,836)

Net increase/(decrease) in shares outstanding	83,389	(17,433)

See Notes to Financial Statements	59	June 30, 2013

Statement of Changes in Net Assets

	Forward Frontier Strategy Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012
Institutional Class
Sold	1,593,457	4,252,609
Distributions reinvested	—	324,968
Redeemed	(683,721)	(4,568,426)

Net increase in shares outstanding	909,736	9,151

Advisor Class

Net increase in shares outstanding	—	—

Class Z
Sold	223,694	49,059
Distributions reinvested	—	37,734
Redeemed	(229,069)	(887,442)

Net decrease in shares outstanding	(5,375)	(800,649)

(a) Prior to May 1, 2013, the Forward Frontier Strategy Fund Advisor Class was known as the Forward Frontier Strategy Fund Class M.

June 30, 2013	60	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward High Yield Bond Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$4,043,869	$8,990,746
Net realized gain on investments	1,977,427	4,058,451
Net change in unrealized appreciation/(depreciation) on investments	(4,034,992)	4,906,986

Net increase in net assets resulting from operations	1,986,304	17,956,183

Distributions to Shareholders:
From net investment income
Investor Class	(1,192,671)	(721,569)
Institutional Class	(2,483,906)	(6,460,696)
Class C	(31,937)	(61,809)
Class Z	(221,647)	(1,755,215)

Total distributions	(3,930,161)	(8,999,289)

Share Transactions:
Investor Class
Proceeds from sale of shares	43,611,036	42,505,341
Issued to shareholders in reinvestment of distributions	246,063	719,289
Cost of shares redeemed	(12,047,094)	(20,263,615)

Net increase from share transactions	31,810,005	22,961,015

Institutional Class
Proceeds from sale of shares	41,090,632	85,744,027
Issued to shareholders in reinvestment of distributions	1,716,586	4,452,127
Cost of shares redeemed	(71,357,976)	(98,798,891)

Net decrease from share transactions	(28,550,758)	(8,602,737)

Class C
Proceeds from sale of shares	248,164	598,167
Issued to shareholders in reinvestment of distributions	24,066	41,923
Cost of shares redeemed	(288,919)	(497,811)

Net increase/(decrease) from share transactions	(16,689)	142,279

Class Z
Proceeds from sale of shares	1,375,000	15,000,000
Cost of shares redeemed	(10,375,000)	(48,150,000)

Net decrease from share transactions	(9,000,000)	(33,150,000)

Net decrease in net assets	$(7,701,299)	$(9,692,549)

Net Assets:
Beginning of period	137,118,662	146,811,211

End of period (including accumulated net investment income of $125,877 and $12,169, respectively)	$129,417,363	$137,118,662

Other Information:
Share Transactions:
Investor Class
Sold	4,120,489	4,147,146
Distributions reinvested	23,332	70,088
Redeemed	(1,140,334)	(1,968,184)

Net increase in shares outstanding	3,003,487	2,249,050

See Notes to Financial Statements	61	June 30, 2013

Statement of Changes in Net Assets

	Forward High Yield Bond Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Institutional Class
Sold	3,878,629	8,449,031
Distributions reinvested	163,307	440,719
Redeemed	(6,786,121)	(9,793,467)

Net decrease in shares outstanding	(2,744,185)	(903,717)

Class C
Sold	23,643	58,496
Distributions reinvested	2,293	4,148
Redeemed	(27,568)	(49,201)

Net increase/(decrease) in shares outstanding	(1,632)	13,443

Class Z
Sold	130,923	1,478,564
Redeemed	(990,379)	(4,775,810)

Net decrease in shares outstanding	(859,456)	(3,297,246)

June 30, 2013	62	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Investment Grade Fixed-Income Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$46,858	$1,437,550
Net realized gain on investments	1,944,153	2,680,667
Net realized gain/(loss) on futures contracts	49,689	(16,648)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	(3,013,596)	1,205,467

Net increase/(decrease) in net assets resulting from operations	(972,896)	5,307,036

Distributions to Shareholders:
From net investment income
Investor Class	(31,424)	(71,102)
Institutional Class	(194,104)	(486,079)
Class Z	(441,288)	(1,703,791)

Total distributions	(666,816)	(2,260,972)

Share Transactions:
Investor Class
Proceeds from sale of shares	146,255	2,223,886
Issued to shareholders in reinvestment of distributions	31,338	70,949
Cost of shares redeemed	(1,244,238)	(2,682,510)

Net decrease from share transactions	(1,066,645)	(387,675)

Institutional Class
Proceeds from sale of shares	3,998,136	6,508,561
Issued to shareholders in reinvestment of distributions	192,358	476,106
Cost of shares redeemed	(1,550,309)	(15,330,661)

Net increase/(decrease) from share transactions	2,640,185	(8,345,994)

Class Z
Proceeds from sale of shares	775,000	36,050,000
Cost of shares redeemed	(15,500,000)	(61,925,840)

Net decrease from share transactions	(14,725,000)	(25,875,840)

Net decrease in net assets	$(14,791,172)	$(31,563,445)

Net Assets:
Beginning of period	48,204,741	79,768,186

End of period (including accumulated net investment income/(loss) of $(615,553) and $4,405, respectively)	$33,413,569	$48,204,741

See Notes to Financial Statements	63	June 30, 2013

Statement of Changes in Net Assets

	Forward Investment Grade Fixed-Income Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	12,533	191,164
Distributions reinvested	2,705	6,128
Redeemed	(107,369)	(232,232)

Net decrease in shares outstanding	(92,131)	(34,940)

Institutional Class
Sold	343,653	556,357
Distributions reinvested	16,629	41,177
Redeemed	(133,480)	(1,312,762)

Net increase/(decrease) in shares outstanding	226,802	(715,228)

Class Z
Sold	66,906	3,149,337
Redeemed	(1,335,395)	(5,339,394)

Net decrease in shares outstanding	(1,268,489)	(2,190,057)

June 30, 2013	64	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Total MarketPlus Fund
	Six Months Ended June 30, 2013 (Unaudited)(a)	Year Ended December 31, 2012(b)
Operations:
Net investment loss	$(5,807)	$(119,059)
Net realized loss on investments	(99,034)	(740,648)
Net realized gain on futures contracts	—	151,451
Net realized gain on swap contracts	6,674,052	16,771,159
Net change in unrealized depreciation on investments and swap contracts	(1,796,389)	(2,458,486)

Net increase in net assets resulting from operations	4,772,822	13,604,417

Share Transactions:
Investor Class
Proceeds from sale of shares	324,226	447,779
Cost of shares redeemed	(1,131,659)	(1,027,700)

Net decrease from share transactions	(807,433)	(579,921)

Institutional Class
Proceeds from sale of shares	1,262,880	2,702,017
Cost of shares redeemed	(8,851,535)	(87,432,830)

Net decrease from share transactions	(7,588,655)	(84,730,813)

Class C
Cost of shares redeemed	—	(326,358)

Net decrease from share transactions	—	(326,358)

Class Z
Proceeds from sale of shares	27,275,000	4,360,000
Cost of shares redeemed	(14,900,000)	(13,971,322)

Net increase/(decrease) from share transactions	12,375,000	(9,611,322)

Net increase/(decrease) in net assets	$8,751,734	$(81,643,997)

Net Assets:
Beginning of period	29,434,364	111,078,361

End of period (including accumulated net investment loss of $(5,807) and $0, respectively)	$38,186,098	$29,434,364

Other Information:
Share Transactions:
Investor Class
Sold	11,720	17,345
Redeemed	(39,335)	(40,402)

Net decrease in shares outstanding	(27,615)	(23,057)

Institutional Class
Sold	40,355	101,343
Redeemed	(285,043)	(3,213,735)

Net decrease in shares outstanding	(244,688)	(3,112,392)

Class C
Redeemed	—	(12,891)

Net decrease in shares outstanding	—	(12,891)

Class Z
Sold	893,203	157,374
Redeemed	(465,231)	(509,687)

Net increase/(decrease) in shares outstanding	427,972	(352,313)

(a) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(b) Effective November 30, 2012, the Class C shares of the Forward Total MarketPlus Fund were terminated and converted to Investor Class shares.

See Notes to Financial Statements	65	June 30, 2013

Statement of Changes in Net Assets

	Forward U.S. Government Money Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$4,846	$64,087
Net realized gain/(loss) on investments	(1,521)	12,427

Net increase in net assets resulting from operations	3,325	76,514

Distributions to Shareholders:
From net investment income
Investor Class	(81)	(626)
Institutional Class	(4,492)	(50,360)
Class A	(69)	(505)
Class C	(74)	(915)
Class Z	(130)	(12,582)

Total distributions	(4,846)	(64,988)

Share Transactions:
Investor Class
Proceeds from sale of shares	1,019,493	1,731,322
Issued to shareholders in reinvestment of distributions	81	517
Cost of shares redeemed	(1,121,852)	(1,134,323)

Net increase/(decrease) from share transactions	(102,278)	597,516

Institutional Class
Proceeds from sale of shares	16,516,060	139,544,177
Issued to shareholders in reinvestment of distributions	354	6,663
Cost of shares redeemed	(21,199,640)	(233,225,247)

Net decrease from share transactions	(4,683,226)	(93,674,407)

Class A
Proceeds from sale of shares	699,376	2,667,575
Issued to shareholders in reinvestment of distributions	69	417
Cost of shares redeemed	(569,616)	(2,831,357)

Net increase/(decrease) from share transactions	129,829	(163,365)

Class C
Proceeds from sale of shares	1,678,599	1,786,730
Issued to shareholders in reinvestment of distributions	74	755
Cost of shares redeemed	(1,006,215)	(5,468,943)

Net increase/(decrease) from share transactions	672,458	(3,681,458)

Class Z
Proceeds from sale of shares	—	108,641,378
Issued to shareholders in reinvestment of distributions	—	337
Cost of shares redeemed	(1,550,000)	(363,381,241)

Net decrease from share transactions	(1,550,000)	(254,739,526)

Net decrease in net assets	$(5,534,738)	$(351,649,714)

Net Assets:
Beginning of period	103,546,801	455,196,515

End of period (including accumulated net investment income of $0 and $0, respectively)	$98,012,063	$103,546,801

June 30, 2013	66	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward U.S. Government Money Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	1,019,493	1,731,322
Distributions reinvested	81	517
Redeemed	(1,121,852)	(1,134,323)

Net increase/(decrease) in shares outstanding	(102,278)	597,516

Institutional Class
Sold	16,516,060	139,544,177
Distributions reinvested	354	6,663
Redeemed	(21,199,640)	(233,225,247)

Net decrease in shares outstanding	(4,683,226)	(93,674,407)

Class A
Sold	699,376	2,667,575
Distributions reinvested	69	417
Redeemed	(569,616)	(2,831,357)

Net increase/(decrease) in shares outstanding	129,829	(163,365)

Class C
Sold	1,678,599	1,786,730
Distributions reinvested	74	755
Redeemed	(1,006,215)	(5,468,943)

Net increase/(decrease) in shares outstanding	672,458	(3,681,458)

Class Z
Sold	—	108,641,378
Distributions reinvested	—	337
Redeemed	(1,550,000)	(363,381,241)

Net decrease in shares outstanding	(1,550,000)	(254,739,526)

See Notes to Financial Statements	67	June 30, 2013

Statement of Changes in Net Assets

	Forward Balanced Allocation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$471,421	$1,347,972
Net realized gain on investments transactions and gain distributions of affiliated investment companies	874,163	5,611,952
Net realized gain on investments	64,510	2,445
Net change in unrealized depreciation on affiliated investment companies and investments	(339,870)	(1,731,447)

Net increase in net assets resulting from operations	1,070,224	5,230,922

Distributions to Shareholders:
From net investment income
Investor Class	(40,747)	(134,145)
Institutional Class	(299,704)	(853,542)
Class A	(69,583)	(158,122)
Class C	(74,376)	(200,340)

Total distributions	(484,410)	(1,346,149)

Share Transactions:
Investor Class
Proceeds from sale of shares	87,069	378,619
Issued to shareholders in reinvestment of distributions	40,747	134,145
Cost of shares redeemed	(1,206,269)	(5,331,072)

Net decrease from share transactions	(1,078,453)	(4,818,308)

Institutional Class
Proceeds from sale of shares	1,586,019	17,232,810
Issued to shareholders in reinvestment of distributions	297,556	828,481
Cost of shares redeemed	(8,813,480)	(32,012,109)

Net decrease from share transactions	(6,929,905)	(13,950,818)

Class A
Proceeds from sale of shares	73,534	217,081
Issued to shareholders in reinvestment of distributions	67,703	155,576
Cost of shares redeemed	(520,559)	(1,122,313)

Net decrease from share transactions	(379,322)	(749,656)

Class C
Proceeds from sale of shares	380,235	628,074
Issued to shareholders in reinvestment of distributions	61,283	173,103
Cost of shares redeemed	(3,331,983)	(3,678,690)

Net decrease from share transactions	(2,890,465)	(2,877,513)

Net decrease in net assets	$(10,692,331)	$(18,511,522)

Net Assets:
Beginning of period	44,140,887	62,652,409

End of period (including accumulated net investment income/(loss) of $(2,770) and $10,219, respectively)	$33,448,556	$44,140,887

June 30, 2013	68	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Balanced Allocation Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	5,677	25,855
Distributions reinvested	2,666	9,101
Redeemed	(78,473)	(366,520)

Net decrease in shares outstanding	(70,130)	(331,564)

Institutional Class
Sold	103,145	1,176,251
Distributions reinvested	19,422	56,204
Redeemed	(567,157)	(2,186,202)

Net decrease in shares outstanding	(444,590)	(953,747)

Class A
Sold	4,838	14,775
Distributions reinvested	4,431	10,556
Redeemed	(34,139)	(76,604)

Net decrease in shares outstanding	(24,870)	(51,273)

Class C
Sold	24,831	42,643
Distributions reinvested	4,017	11,747
Redeemed	(216,750)	(251,911)

Net decrease in shares outstanding	(187,902)	(197,521)

See Notes to Financial Statements	69	June 30, 2013

Statement of Changes in Net Assets

	Forward Growth & Income Allocation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$493,452	$1,340,645
Net realized gain on investments transactions and gain distributions of affiliated investment companies	364,786	4,234,073
Net realized gain on investments	97,242	2,650
Net change in unrealized appreciation on affiliated investment companies and investments	464,463	646,936

Net increase in net assets resulting from operations	1,419,943	6,224,304

Distributions to Shareholders:
From net investment income
Investor Class	(48,135)	(126,533)
Institutional Class	(201,822)	(577,394)
Class A	(140,333)	(331,289)
Class C	(113,925)	(304,839)

Total distributions	(504,215)	(1,340,055)

Share Transactions:
Investor Class
Proceeds from sale of shares	95,184	605,817
Issued to shareholders in reinvestment of distributions	48,135	126,534
Cost of shares redeemed	(654,894)	(4,254,920)

Net decrease from share transactions	(511,575)	(3,522,569)

Institutional Class
Proceeds from sale of shares	605,165	17,247,992
Issued to shareholders in reinvestment of distributions	195,001	553,000
Cost of shares redeemed	(3,663,886)	(28,165,402)

Net decrease from share transactions	(2,863,720)	(10,364,410)

Class A
Proceeds from sale of shares	143,818	564,735
Issued to shareholders in reinvestment of distributions	137,435	324,376
Cost of shares redeemed	(1,312,627)	(2,316,350)

Net decrease from share transactions	(1,031,374)	(1,427,239)

Class C
Proceeds from sale of shares	352,057	1,378,329
Issued to shareholders in reinvestment of distributions	109,445	293,894
Cost of shares redeemed	(2,790,312)	(11,397,506)

Net decrease from share transactions	(2,328,810)	(9,725,283)

Net decrease in net assets	$(5,819,751)	$(20,155,252)

Net Assets:
Beginning of period	47,501,320	67,656,572

End of period (including accumulated net investment income/(loss) of $(4,094) and $6,669, respectively)	$41,681,569	$47,501,320

June 30, 2013	70	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Growth & Income Allocation Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	6,105	41,415
Distributions reinvested	3,146	8,524
Redeemed	(41,907)	(287,797)

Net decrease in shares outstanding	(32,656)	(237,858)

Institutional Class
Sold	38,799	1,171,610
Distributions reinvested	12,713	37,232
Redeemed	(232,516)	(1,911,109)

Net decrease in shares outstanding	(181,004)	(702,267)

Class A
Sold	9,252	38,352
Distributions reinvested	9,001	21,875
Redeemed	(84,305)	(156,902)

Net decrease in shares outstanding	(66,052)	(96,675)

Class C
Sold	22,494	94,312
Distributions reinvested	7,175	19,822
Redeemed	(178,622)	(769,908)

Net decrease in shares outstanding	(148,953)	(655,774)

See Notes to Financial Statements	71	June 30, 2013

Statement of Changes in Net Assets

	Forward Growth Allocation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$453,240	$1,471,308
Net realized gain on investments transactions and gain distributions of affiliated investment companies	588,317	3,106,968
Net realized gain on investments	105,076	2,445
Net change in unrealized appreciation on affiliated investment companies and investments	270,973	2,215,657

Net increase in net assets resulting from operations	1,417,606	6,796,378

Distributions to Shareholders:
From net investment income
Investor Class	(44,783)	(159,648)
Institutional Class	(182,750)	(599,635)
Class A	(127,130)	(335,857)
Class C	(113,024)	(374,780)

Total distributions	(467,687)	(1,469,920)

Share Transactions:
Investor Class
Proceeds from sale of shares	136,204	448,741
Issued to shareholders in reinvestment of distributions	44,593	159,193
Cost of shares redeemed	(1,106,103)	(4,720,405)

Net decrease from share transactions	(925,306)	(4,112,471)

Institutional Class
Proceeds from sale of shares	996,272	16,183,111
Issued to shareholders in reinvestment of distributions	175,298	558,343
Cost of shares redeemed	(2,569,501)	(29,625,381)

Net decrease from share transactions	(1,397,931)	(12,883,927)

Class A
Proceeds from sale of shares	136,366	314,137
Issued to shareholders in reinvestment of distributions	124,835	329,075
Cost of shares redeemed	(898,030)	(3,855,204)

Net decrease from share transactions	(636,829)	(3,211,992)

Class C
Proceeds from sale of shares	546,672	1,090,493
Issued to shareholders in reinvestment of distributions	98,832	341,168
Cost of shares redeemed	(3,176,472)	(9,373,526)

Net decrease from share transactions	(2,530,968)	(7,941,865)

Net decrease in net assets	$(4,541,115)	$(22,823,797)

Net Assets:
Beginning of period	42,610,233	65,434,030

End of period (including accumulated net investment income/(loss) of $(3,928) and $10,519, respectively)	$38,069,118	$42,610,233

June 30, 2013	72	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Growth Allocation Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	9,228	32,649
Distributions reinvested	3,098	11,616
Redeemed	(74,699)	(338,402)

Net decrease in shares outstanding	(62,373)	(294,137)

Institutional Class
Sold	67,161	1,179,420
Distributions reinvested	12,171	40,702
Redeemed	(172,519)	(2,149,850)

Net decrease in shares outstanding	(93,187)	(929,728)

Class A
Sold	9,255	22,898
Distributions reinvested	8,688	23,914
Redeemed	(60,572)	(279,721)

Net decrease in shares outstanding	(42,629)	(232,909)

Class C
Sold	37,646	80,215
Distributions reinvested	6,944	25,055
Redeemed	(217,089)	(685,137)

Net decrease in shares outstanding	(172,499)	(579,867)

See Notes to Financial Statements	73	June 30, 2013

Statement of Changes in Net Assets

	Forward Income & Growth Allocation Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$346,816	$2,084,157
Net realized gain on investments transactions and gain distributions of affiliated investment companies	1,374,799	2,283,298
Net realized gain on investments	63,493	0
Net change in unrealized appreciation/(depreciation) on affiliated investment companies and investments	(961,102)	2,029,803

Net increase in net assets resulting from operations	824,006	6,397,258

Distributions to Shareholders:
From net investment income
Investor Class	(15,443)	(58,626)
Institutional Class	(298,287)	(1,899,904)
Class A	(13,269)	(32,307)
Class C	(27,752)	(96,996)

Total distributions	(354,751)	(2,087,833)

Share Transactions:
Investor Class
Proceeds from sale of shares	370,712	345,043
Issued to shareholders in reinvestment of distributions	15,137	58,626
Cost of shares redeemed	(595,489)	(2,282,967)

Net decrease from share transactions	(209,640)	(1,879,298)

Institutional Class
Proceeds from sale of shares	1,719,784	21,437,675
Issued to shareholders in reinvestment of distributions	294,605	1,881,783
Cost of shares redeemed	(45,671,370)	(21,578,983)

Net increase/(decrease) from share transactions	(43,656,981)	1,740,475

Class A
Proceeds from sale of shares	17,430	50,260
Issued to shareholders in reinvestment of distributions	13,044	31,782
Cost of shares redeemed	(47,578)	(281,160)

Net decrease from share transactions	(17,104)	(199,118)

Class C
Proceeds from sale of shares	17,764	535,082
Issued to shareholders in reinvestment of distributions	26,817	94,713
Cost of shares redeemed	(1,879,775)	(2,494,674)

Net decrease from share transactions	(1,835,194)	(1,864,879)

Net increase/(decrease) in net assets	$(45,249,664)	$2,106,605

Net Assets:
Beginning of period	66,039,016	63,932,411

End of period (including accumulated net investment income/(loss) of $(1,618) and $6,317, respectively)	$20,789,352	$66,039,016

June 30, 2013	74	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Income & Growth Allocation Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	24,193	23,156
Distributions reinvested	984	3,913
Redeemed	(38,232)	(151,327)

Net decrease in shares outstanding	(13,055)	(124,258)

Institutional Class
Sold	111,291	1,434,046
Distributions reinvested	19,143	125,157
Redeemed	(2,949,555)	(1,445,481)

Net increase/(decrease) in shares outstanding	(2,819,121)	113,722

Class A
Sold	1,129	3,319
Distributions reinvested	850	2,117
Redeemed	(3,114)	(18,820)

Net decrease in shares outstanding	(1,135)	(13,384)

Class C
Sold	1,152	35,728
Distributions reinvested	1,751	6,323
Redeemed	(121,804)	(168,104)

Net decrease in shares outstanding	(118,901)	(126,053)

See Notes to Financial Statements	75	June 30, 2013

Statement of Changes in Net Assets

	Forward Income Builder Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$406,653	$887,693
Net realized gain on investments transactions of affiliated investment companies	274,866	687,346
Net change in unrealized appreciation/(depreciation) on affiliated investment companies	(634,610)	379,310

Net increase in net assets resulting from operations	46,909	1,954,349

Distributions to Shareholders:
From net investment income
Investor Class	(31,666)	(100,738)
Institutional Class	(217,098)	(548,582)
Class A	(61,270)	(22,799)
Class C	(99,003)	(240,453)

Total distributions	(409,037)	(912,572)

Share Transactions:
Investor Class
Proceeds from sale of shares	975,478	254,076
Issued to shareholders in reinvestment of distributions	31,666	100,738
Cost of shares redeemed	(784,545)	(1,385,752)

Net increase/(decrease) from share transactions	222,599	(1,030,938)

Institutional Class
Proceeds from sale of shares	4,336,388	5,643,036
Issued to shareholders in reinvestment of distributions	216,078	483,708
Cost of shares redeemed	(3,318,396)	(8,770,921)

Net increase/(decrease) from share transactions	1,234,070	(2,644,177)

Class A
Proceeds from sale of shares	2,981,898	558,908
Issued to shareholders in reinvestment of distributions	47,878	21,872
Cost of shares redeemed	(289,378)	(184,431)

Net increase from share transactions	2,740,398	396,349

Class C
Proceeds from sale of shares	2,502,663	1,355,026
Issued to shareholders in reinvestment of distributions	83,829	208,697
Cost of shares redeemed	(2,616,290)	(1,443,063)

Net increase/(decrease) from share transactions	(29,798)	120,660

Net increase/(decrease) in net assets	$3,805,141	$(2,116,329)

Net Assets:
Beginning of period	17,345,361	19,461,690

End of period (including accumulated net investment loss of $(2,384) and $0, respectively)	$21,150,502	$17,345,361

June 30, 2013	76	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Income Builder Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	61,753	17,124
Distributions reinvested	2,053	6,781
Redeemed	(49,361)	(91,669)

Net increase/(decrease) in shares outstanding	14,445	(67,764)

Institutional Class
Sold	273,607	380,849
Distributions reinvested	14,009	32,539
Redeemed	(209,291)	(590,090)

Net increase/(decrease) in shares outstanding	78,325	(176,702)

Class A
Sold	188,079	37,130
Distributions reinvested	3,114	1,462
Redeemed	(18,590)	(12,313)

Net increase in shares outstanding	172,603	26,279

Class C
Sold	159,540	91,224
Distributions reinvested	5,469	14,059
Redeemed	(165,148)	(97,793)

Net increase/(decrease) in shares outstanding	(139)	7,490

See Notes to Financial Statements	77	June 30, 2013

Statement of Changes in Net Assets

	Forward Multi-Strategy Fund
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Operations:
Net investment income	$51,108	$655,585
Net realized gain on investments transactions and gain distributions of affiliated investment companies	656,970	2,175,718
Net change in unrealized appreciation/(depreciation) on affiliated investment companies	(232,430)	370,679

Net increase in net assets resulting from operations	475,648	3,201,982

Distributions to Shareholders:
From net investment income
Investor Class	(12,165)	(117,220)
Institutional Class	(34,503)	(275,259)
Class A	(20,969)	(137,734)
Class C	(5,724)	(109,445)

Total distributions	(73,361)	(639,658)

Share Transactions:
Investor Class
Proceeds from sale of shares	223,731	344,964
Issued to shareholders in reinvestment of distributions	11,928	115,645
Cost of shares redeemed	(990,369)	(2,755,730)

Net decrease from share transactions	(754,710)	(2,295,121)

Institutional Class
Proceeds from sale of shares	501,163	6,021,583
Issued to shareholders in reinvestment of distributions	33,658	269,892
Cost of shares redeemed	(3,214,995)	(12,331,492)

Net decrease from share transactions	(2,680,174)	(6,040,017)

Class A
Proceeds from sale of shares	63,891	177,271
Issued to shareholders in reinvestment of distributions	20,968	136,113
Cost of shares redeemed	(434,721)	(1,460,672)

Net decrease from share transactions	(349,862)	(1,147,288)

Class C
Proceeds from sale of shares	149,777	394,386
Issued to shareholders in reinvestment of distributions	5,593	108,061
Cost of shares redeemed	(1,128,266)	(1,797,171)

Net decrease from share transactions	(972,896)	(1,294,724)

Net decrease in net assets	$(4,355,355)	$(8,214,826)

Net Assets:
Beginning of period	17,274,936	25,489,762

End of period (including accumulated net investment income/(loss) of $(1,945) and $20,308, respectively)	$12,919,581	$17,274,936

June 30, 2013	78	See Notes to Financial Statements

Statement of Changes in Net Assets

	Forward Multi-Strategy Fund (continued)
	Six Months Ended June 30, 2013 (Unaudited)	Year Ended December 31, 2012
Other Information:
Share Transactions:
Investor Class
Sold	15,211	25,636
Distributions reinvested	837	8,535
Redeemed	(67,775)	(201,131)

Net decrease in shares outstanding	(51,727)	(166,960)

Institutional Class
Sold	33,201	432,799
Distributions reinvested	2,276	19,379
Redeemed	(212,082)	(887,780)

Net decrease in shares outstanding	(176,605)	(435,602)

Class A
Sold	4,306	12,925
Distributions reinvested	1,445	9,827
Redeemed	(29,321)	(105,068)

Net decrease in shares outstanding	(23,570)	(82,316)

Class C
Sold	10,573	30,607
Distributions reinvested	406	8,168
Redeemed	(79,729)	(136,275)

Net decrease in shares outstanding	(68,750)	(97,500)

See Notes to Financial Statements	79	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	Investor Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010(b)	Year Ended December 31, 2009(c)
Net Asset Value, Beginning of Period	$9.80		$9.87		$12.43	$11.32	$12.00
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.04)		(0.06)		0.03	0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	0.95		0.65		(2.57)	2.29	0.45

Total from Investment Operations	0.91		0.59		(2.54)	2.33	0.37

Less Distributions:
From investment income	—		(0.66)		—	(1.09)	(0.86)
From capital gains	—		—		(0.02)	(0.13)	(0.19)

Total Distributions	—		(0.66)		(0.02)	(1.22)	(1.05)

Net Increase/(Decrease) in Net Asset Value	0.91		(0.07)		(2.56)	1.11	(0.68)

Net Asset Value, End of Period	$10.71		$9.80		$9.87	$12.43	$11.32

Total Return	9.29	%(e)	5.98%		(20.40)%	20.76%	3.03%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,986		$2,829		$3,021	$4,267	$1,124
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.75	)%(f)	(0.55)%		0.23%	0.30%	(0.67)%
Operating expenses including reimbursement/waiver	1.41	%(f)(g)	1.56	%(h)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.56	%(f)	1.57%		1.54%	1.44%	1.38%
Portfolio Turnover Rate	30	%(e)	69%		116%	50%	79%

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) Commenced operations on December 31, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the net expense limitation changed from 1.49% to 1.29%.

(h) Effective June 8, 2012, the Advisor agreed to limit expense at 1.49%.

June 30, 2013	80	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	Institutional Class
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010(b)	Year Ended December 31, 2009(c)
Net Asset Value, Beginning of Period	$9.82		$9.90		$12.43	$11.31	$12.00
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.02)		(0.03)		0.06	0.04	(0.08)
Net realized and unrealized gain/(loss) on investments	0.95		0.64		(2.57)	2.32	0.43

Total from Investment Operations	0.93		0.61		(2.51)	2.36	0.35

Less Distributions:
From investment income	—		(0.69)		—	(1.11)	(0.85)
From capital gains	—		—		(0.02)	(0.13)	(0.19)

Total Distributions	—		(0.69)		(0.02)	(1.24)	(1.04)

Net Increase/(Decrease) in Net Asset Value	0.93		(0.08)		(2.53)	1.12	(0.69)

Net Asset Value, End of Period	$10.75		$9.82		$9.90	$12.43	$11.31

Total Return	9.47	%(e)	6.15%		(20.16)%	21.11%	2.89%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$71,421		$56,305		$56,664	$65,985	$13,105
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.41	)%(f)	(0.26)%		0.51%	0.34%	(0.69)%
Operating expenses including reimbursement/waiver	1.12	%(f)(g)	1.25	%(h)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.25	%(f)	1.27%		1.24%	1.21%	1.39%
Portfolio Turnover Rate	30	%(e)	69%		116%	50%	79%

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund was known as the Accessor Frontier Markets Fund.

(c) Commenced operations on December 31, 2008.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the net expense limitation changed from 1.19% to 0.99%.

(h) Effective June 8, 2012, the Advisor agreed to limit expense at 1.19%.

See Notes to Financial Statements	81	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	Advisor Class
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Period Ended December 31, 2011(b)
Net Asset Value, Beginning of Period	$9.82		$9.90		$12.39
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.02)		(0.02)		0.02
Net realized and unrealized gain/(loss) on investments	0.95		0.63		(2.49)

Total from Investment Operations	0.93		0.61		(2.47)

Less Distributions:
From investment income	—		(0.69)		—
From capital gains	—		—		(0.02)

Total Distributions	—		(0.69)		(0.02)

Net Increase/(Decrease) in Net Asset Value	0.93		(0.08)		(2.49)

Net Asset Value, End of Period	$10.75		$9.82		$9.90

Total Return	9.47	%(d)	6.16%		(19.90	)%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10		$9		$9
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.43	)%(e)	(0.25)%		0.30	%(e)
Operating expenses including reimbursement/waiver	1.12	%(e)(f)	1.25	%(g)	n/a
Operating expenses excluding reimbursement/waiver	1.26	%(e)	1.26%		1.25	%(e)
Portfolio Turnover Rate	30	%(d)	69%		116	%(h)

(a) Prior to May 1, 2013, the Forward Frontier Strategy Fund Advisor Class was known as the Forward Frontier Strategy Fund Class M.

(b) The Fund began offering Advisor Class Shares on May 2, 2011.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Effective May 1, 2013, the net expense limitation changed from 1.19% to 0.99%.

(g) Effective June 8, 2012, the Advisor agreed to limit expense at 1.19%.

(h) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2011.

June 30, 2013	82	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Frontier Strategy Fund

	Class Z
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011(a)	Year Ended December 31, 2010(b)	Period Ended December 31, 2009(c)
Net Asset Value, Beginning of Period	$9.84		$9.92		$12.43	$11.31	$10.85
Income/(Loss) from Operations:
Net investment income/(loss)(d)	(0.02)		(0.01)		0.06	0.08	(0.03)
Net realized and unrealized gain/(loss) on investments	0.95		0.63		(2.55)	2.29	1.54

Total from Investment Operations	0.93		0.62		(2.49)	2.37	1.51

Less Distributions:
From investment income	—		(0.70)		—	(1.12)	(0.86)
From capital gains	—		—		(0.02)	(0.13)	(0.19)

Total Distributions	—		(0.70)		(0.02)	(1.25)	(1.05)

Net Increase/(Decrease) in Net Asset Value	0.93		(0.08)		(2.51)	1.12	0.46

Net Asset Value, End of Period	$10.77		$9.84		$9.92	$12.43	$11.31

Total Return	9.45	%(e)	6.25%		(20.00)%	21.17%	13.86	%(e)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,060		$5,586		$13,569	$70,578	$23,531
Ratios to Average Net Assets:
Net investment income/(loss) including reimbursement/waiver	(0.30	)%(f)	(0.10)%		0.51%	0.64%	(0.38	)%(f)
Operating expenses including reimbursement/waiver	1.02	%(f)(g)	1.18	%(h)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	1.14	%(f)	1.19%		1.13%	1.13%	1.15	%(f)
Portfolio Turnover Rate	30	%(e)	69%		116%	50%	79	%(i)

(a) Prior to May 1, 2011, the Forward Frontier Strategy Fund was known as the Forward Frontier MarketStrat Fund.

(b) Prior to September 20, 2010, the Forward Frontier MarketStrat Fund was known as the Forward Frontier Markets Fund. Prior to May 1, 2010, the Forward Frontier Markets Fund Class Z was known as the Accessor Frontier Markets Fund Z Class.

(c) Commenced operations on May 5, 2009.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Effective May 1, 2013, the net expense limitation changed from 1.09% to 0.89%.

(h) Effective June 8, 2012, the Advisor agreed to limit expense at 1.09%.

(i) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	83	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$10.41		$9.73	$10.04	$9.53	$7.45	$10.45
Income/(Loss) from Operations:
Net investment income(c)	0.28		0.63	0.69	0.76	0.80	0.71
Net realized and unrealized gain/(loss) on investments	(0.13)		0.72	(0.33)	0.51	2.06	(2.98)

Total from Investment Operations	0.15		1.35	0.36	1.27	2.86	(2.27)

Less Distributions:
From investment income	(0.27)		(0.67)	(0.67)	(0.76)	(0.78)	(0.73)

Total Distributions	(0.27)		(0.67)	(0.67)	(0.76)	(0.78)	(0.73)

Net Increase/(Decrease) in Net Asset Value	(0.12)		0.68	(0.31)	0.51	2.08	(3.00)

Net Asset Value, End of Period	$10.29		$10.41	$9.73	$10.04	$9.53	$7.45

Total Return	1.40	%(d)	14.24%	3.61%	13.85%	39.61%	(22.54)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$56,080		$25,482	$1,925	$8,105	$4,390	$486
Ratios to Average Net Assets:
Net investment income	5.30	%(e)	6.15%	6.90%	7.77%	8.97%	7.32%
Operating expenses	1.22	%(e)	1.22%	1.28%	1.37%	1.41%	1.45	%(f)
Portfolio Turnover Rate	108	%(d)	210%	320%	296%	202%	110%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2013	84	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$10.38		$9.70	$10.03	$9.53	$7.45	$10.44
Income/(Loss) from Operations:
Net investment income(c)	0.30		0.70	0.73	0.81	0.83	0.77
Net realized and unrealized gain/(loss) on investments	(0.13)		0.68	(0.33)	0.50	2.07	(2.98)

Total from Investment Operations	0.17		1.38	0.40	1.31	2.90	(2.21)

Less Distributions:
From investment income	(0.29)		(0.70)	(0.73)	(0.81)	(0.82)	(0.78)

Total Distributions	(0.29)		(0.70)	(0.73)	(0.81)	(0.82)	(0.78)

Redemption Fees Added to Paid In Capital	—		—	—	—	—	0.00	(d)

Net Increase/(Decrease) in Net Asset Value	(0.12)		0.68	(0.33)	0.50	2.08	(2.99)

Net Asset Value, End of Period	$10.26		$10.38	$9.70	$10.03	$9.53	$7.45

Total Return	1.58	%(e)	14.71%	4.06%	14.31%	40.36%	(22.16)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$65,934		$95,212	$97,719	$71,182	$76,640	$50,902
Ratios to Average Net Assets:
Net investment income	5.72	%(f)	6.88%	7.30%	8.29%	9.64%	8.16%
Operating expenses	0.81	%(f)	0.83%	0.85%	0.97%	0.99%	0.96	%(g)
Portfolio Turnover Rate	108	%(e)	210%	320%	296%	202%	110%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund was known as the Accessor High Yield Bond Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	85	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	Class C(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$10.38		$9.70	$10.03	$9.52	$7.44	$10.43
Income/(Loss) from Operations:
Net investment income(c)	0.25		0.60	0.64	0.72	0.74	0.67
Net realized and unrealized gain/(loss) on investments	(0.13)		0.69	(0.33)	0.49	2.08	(2.98)

Total from Investment Operations	0.12		1.29	0.31	1.21	2.82	(2.31)

Less Distributions:
From investment income	(0.24)		(0.61)	(0.64)	(0.70)	(0.74)	(0.68)

Total Distributions	(0.24)		(0.61)	(0.64)	(0.70)	(0.74)	(0.68)

Net Increase/(Decrease) in Net Asset Value	(0.12)		0.68	(0.33)	0.51	2.08	(2.99)

Net Asset Value, End of Period	$10.26		$10.38	$9.70	$10.03	$9.52	$7.44

Total Return(d)	1.14	%(e)	13.69%	3.13%	13.18%	39.12%	(22.97)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,209		$1,241	$1,029	$950	$760	$623
Ratios to Average Net Assets:
Net investment income	4.82	%(f)	5.96%	6.40%	7.37%	8.66%	7.03%
Operating expenses	1.71	%(f)	1.73%	1.76%	1.87%	1.92%	1.96	%(g)
Portfolio Turnover Rate	108	%(e)	210%	320%	296%	202%	110%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward High Yield Bond Fund Class C was known as the Accessor High Yield Bond Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2013	86	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward High Yield Bond Fund

	Class Z
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Period Ended December 31, 2009(b)
Net Asset Value, Beginning of Period	$10.37		$9.69	$10.02	$9.53	$8.35
Income/(Loss) from Operations:
Net investment income(c)	0.31		0.71	0.74	0.82	0.55
Net realized and unrealized gain/(loss) on investments	(0.14)		0.69	(0.33)	0.49	1.20

Total from Investment Operations	0.17		1.40	0.41	1.31	1.75

Less Distributions:
From investment income	(0.29)		(0.72)	(0.74)	(0.82)	(0.57)

Total Distributions	(0.29)		(0.72)	(0.74)	(0.82)	(0.57)

Net Increase/(Decrease) in Net Asset Value	(0.12)		0.68	(0.33)	0.49	1.18

Net Asset Value, End of Period	$10.25		$10.37	$9.69	$10.02	$9.53

Total Return	1.63	%(d)	14.84%	4.16%	14.34%	21.52	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$6,194		$15,184	$46,138	$27,913	$25,288
Ratios to Average Net Assets:
Net investment income	5.81	%(e)	7.07%	7.37%	8.38%	9.37	%(e)
Operating expenses	0.70	%(e)	0.73%	0.75%	0.87%	0.90	%(e)
Portfolio Turnover Rate	108	%(d)	210%	320%	296%	202	%(f)

(a) Prior to May 1, 2010, the Forward High Yield Bond Fund Class Z was known as the Accessor High Yield Bond Fund Z Class.

(b) Commenced operations on May 5, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	87	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$11.70		$11.30	$10.80	$10.40	$9.99	$10.85
Income/(Loss) from Operations:
Net investment income/(loss)(c)	(0.01	)(d)	0.17	0.38	0.32	0.55	0.51
Net realized and unrealized gain/(loss) on investments	(0.33)		0.53	0.52	0.46	0.42	(0.83)

Total from Investment Operations	(0.34)		0.70	0.90	0.78	0.97	(0.32)

Less Distributions:
From investment income	(0.18)		(0.30)	(0.40)	(0.38)	(0.52)	(0.54)
From capital gains	—		—	—	—	(0.04)	—

Total Distributions	(0.18)		(0.30)	(0.40)	(0.38)	(0.56)	(0.54)

Net Increase/(Decrease) in Net Asset Value	(0.52)		0.40	0.50	0.40	0.41	(0.86)

Net Asset Value, End of Period	$11.18		$11.70	$11.30	$10.80	$10.40	$9.99

Total Return	(3.06	)%(e)	6.21%	8.55%	7.59%	10.12%	(2.85)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,628		$2,781	$3,082	$3,150	$1,027	$1,260
Ratios to Average Net Assets:
Net investment income/(loss)	(0.20	)%(f)	1.48%	3.41%	2.95%	5.47%	4.91%
Operating expenses	1.38	%(f)	1.23%	1.28%	1.29%	1.45%	1.33	%(g)
Portfolio Turnover Rate	92	%(e)	149%	157%	133%	463%	260%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(e) Not Annualized.

(f) Annualized.

(g) The effect of any custody credits on the ratio is less than 0.01% .

June 30, 2013	88	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$11.70		$11.30	$10.80	$10.41	$9.99	$10.86
Income/(Loss) from Operations:
Net investment income(c)	0.01		0.22	0.40	0.34	0.59	0.56
Net realized and unrealized gain/(loss) on investments	(0.33)		0.52	0.55	0.49	0.44	(0.84)

Total from Investment Operations	(0.32)		0.74	0.95	0.83	1.03	(0.28)

Less Distributions:
From investment income	(0.20)		(0.34)	(0.45)	(0.44)	(0.57)	(0.59)
From capital gains	—		—	—	—	(0.04)	—

Total Distributions	(0.20)		(0.34)	(0.45)	(0.44)	(0.61)	(0.59)

Net Increase/(Decrease) in Net Asset Value	(0.52)		0.40	0.50	0.39	0.42	(0.87)

Net Asset Value, End of Period	$11.18		$11.70	$11.30	$10.80	$10.41	$9.99

Total Return	(2.77	)%(d)	6.64%	8.98%	8.03%	10.69%	(2.43)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,673		$9,563	$17,316	$12,220	$18,176	$63,900
Ratios to Average Net Assets:
Net investment income	0.22	%(e)	1.86%	3.66%	3.11%	5.90%	5.49%
Operating expenses	0.99	%(e)	0.83%	0.88%	0.91%	1.04%	0.88	%(f)
Portfolio Turnover Rate	92	%(d)	149%	157%	133%	463%	260%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund was known as the Accessor Investment Grade Fixed-Income Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	89	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Investment Grade Fixed-Income Fund

	Class Z
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(a)	Period Ended December 31, 2009(b)
Net Asset Value, Beginning of Period	$11.68		$11.29	$10.79	$10.40	$9.65
Income/(Loss) from Operations:
Net investment income(c)	0.02		0.22	0.42	0.35	0.31
Net realized and unrealized gain/(loss) on investments	(0.33)		0.52	0.54	0.49	0.79

Total from Investment Operations	(0.31)		0.74	0.96	0.84	1.10

Less Distributions:
From investment income	(0.21)		(0.35)	(0.46)	(0.45)	(0.35)

Total Distributions	(0.21)		(0.35)	(0.46)	(0.45)	(0.35)

Net Increase/(Decrease) in Net Asset Value	(0.52)		0.39	0.50	0.39	0.75

Net Asset Value, End of Period	$11.16		$11.68	$11.29	$10.79	$10.40

Total Return	(2.73	)%(d)	6.67%	9.10%	8.17%	11.56	%(d)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$20,113		$35,860	$59,371	$88,997	$90,944
Ratios to Average Net Assets:
Net investment income	0.29	%(e)	1.93%	3.84%	3.26%	4.60	%(e)
Operating expenses	0.87	%(e)	0.73%	0.77%	0.80%	0.89	%(e)
Portfolio Turnover Rate	92	%(d)	149%	157%	133%	463	%(f)

(a) Prior to May 1, 2010, the Forward Investment Grade Fixed-Income Fund Class Z was known as the Accessor Investment Grade Fixed-Income Fund Z Class.

(b) Commenced operations on May 5, 2009.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

June 30, 2013	90	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Total MarketPlus Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)(b)		Year Ended December 31, 2012		Year Ended December 31, 2011(c)	Year Ended December 31, 2010(d)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$26.74		$23.09		$24.50	$23.19	$17.58	$29.76
Income/(Loss) from Operations:
Net investment income/(loss)(e)	(0.05)		(0.14)		0.05	0.06	0.04	(0.11)
Net realized and unrealized gain/(loss) on investments	3.33		3.79		(1.35)	5.63	5.63	(11.94)

Total from Investment Operations	3.28		3.65		(1.30)	5.69	5.67	(12.05)

Less Distributions:
From investment income	—		—		—	(4.38)	(0.06)	—
From capital gains	—		—		—	—	—	(0.13)
From return of capital	—		—		(0.11)	—	—	—

Total Distributions	—		—		(0.11)	(4.38)	(0.06)	(0.13)

Net Increase/(Decrease) in Net Asset Value	3.28		3.65		(1.41)	1.31	5.61	(12.18)

Net Asset Value, End of Period	$30.02		$26.74		$23.09	$24.50	$23.19	$17.58

Total Return	12.35	%(f)	15.72%		(5.37)%	24.60%	32.32%	(40.63)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,361		$1,950		$2,217	$2,627	$1,490	$1,744
Ratios to Average Net Assets (excluding dividend expense):
Net investment income/(loss)(g)	(0.35	)%(h)	(0.56)%		0.21%	0.24%	0.23%	(0.26)%
Operating expenses including reimbursement/waiver(g)	1.25	%(h)	1.38	%(i)(j)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver(g)	1.46	%(h)	1.38%		1.34%	1.65%	1.77%	1.84	%(k)
Ratios to Average Net Assets (including dividend expense):
Net investment income/(loss)(g)	(0.35	)%(h)	(0.56)%		0.21%	0.24%	0.23%	(0.44)%
Operating expenses including reimbursement/waiver(g)	1.25	%(h)	1.38	%(i)(j)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver(g)	1.46	%(h)	1.38%		1.34%	1.65%	1.77%	2.02	%(k)
Portfolio Turnover Rate	170	%(f)	154%		40%	169%	84%	140%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(c) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(d) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(e) Per share amounts are based upon average shares outstanding.

(f) Not Annualized.

(g) Dividend expense totaled 0.00%, of average net assets for the six months ended June 30, 2013, and 0.00%, 0.00%, 0.00%, 0.00% and 0.18% of average net assets for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(h) Annualized.

(i) Affiliated management fee waiver represents less than 0.005%.

(j) Effective November 1, 2012, the Advisor agreed to limit expenses at 1.25%.

(k) The effect of any custody credits on the ratio is less than 0.01%.

See Notes to Financial Statements	91	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Total MarketPlus Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)(b)		Year Ended December 31, 2012		Year Ended December 31, 2011(c)	Year Ended December 31, 2010(d)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$28.47		$24.51		$25.93	$24.32	$18.42	$31.02
Income/(Loss) from Operations:
Net investment income/(loss)(e)	(0.00	)(f)	(0.04)		0.16	0.15	0.13	0.03
Net realized and unrealized gain/(loss) on investments	3.55		4.00		(1.42)	5.94	5.90	(12.50)

Total from Investment Operations	3.55		3.96		(1.26)	6.09	6.03	(12.47)

Less Distributions:
From investment income	—		—		—	(4.48)	(0.13)	—
From capital gains	—		—		—	—	—	(0.13)
From return of capital	—		—		(0.16)	—	—	—

Total Distributions	—		—		(0.16)	(4.48)	(0.13)	(0.13)

Redemption Fees Added to Paid In Capital	—		—		—	—	—	0.00	(f)

Net Increase/(Decrease) in Net Asset Value	3.55		3.96		(1.42)	1.61	5.90	(12.60)

Net Asset Value, End of Period	$32.02		$28.47		$24.51	$25.93	$24.32	$18.42

Total Return	12.47	%(g)	16.16%		(4.94)%	25.13%	32.90%	(40.33)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$20,756		$25,416		$98,153	$116,005	$126,090	$138,263
Ratios to Average Net Assets (excluding dividend expense):
Net investment income/(loss)(h)	(0.02	)%(i)	(0.15)%		0.62%	0.58%	0.68%	0.28%
Operating expenses including reimbursement/waiver(h)	0.85	%(i)	0.99	%(j)(k)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver(h)	1.06	%(i)	0.99%		0.94%	1.26%	1.33%	1.34	%(l)
Ratios to Average Net Assets (including dividend expense):
Net investment income/(loss)(h)	(0.02	)%(i)	(0.15)%		0.62%	0.58%	0.68%	0.10%
Operating expenses including reimbursement/waiver(h)	0.85	%(i)	0.99	%(j)(k)	n/a	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver(h)	1.06	%(i)	0.99%		0.94%	1.26%	1.33%	1.52	%(l)
Portfolio Turnover Rate	170	%(g)	154%		40%	169%	84%	140%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(c) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(d) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund was known as the Accessor Small to Mid Cap Fund.

(e) Per share amounts are based upon average shares outstanding.

(f) Amount represents less than $0.01 per share.

(g) Not Annualized.

(h) Dividend expense totaled 0.00%, of average net assets for the six months ended June 30, 2013, and 0.00%, 0.00%, 0.00%, 0.00% and 0.18% of average net assets for the years ended December 31, 2012, 2011, 2010, 2009 and 2008, respectively.

(i) Annualized.

(j) Affiliated management fee waiver represents less than 0.005%.

(k) Effective November 1, 2012, the Advisor agreed to limit expenses at 0.85%.

(l) The effect of any custody credits on the ratio is less than 0.01%.

June 30, 2013	92	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Total MarketPlus Fund

	Class Z
	Six Months Ended June 30, 2013 (Unaudited)(a)		Year Ended December 31, 2012		Year Ended December 31, 2011(b)	Year Ended December 31, 2010(c)	Period Ended December 31, 2009(d)
Net Asset Value, Beginning of Period	$28.53		$24.52		$25.93	$24.31	$19.31
Income/(Loss) from Operations:
Net investment income/(loss)(e)	(0.00	)(f)	(0.01)		0.22	0.17	0.09
Net realized and unrealized gain/(loss) on investments	3.58		4.02		(1.46)	5.96	5.00

Total from Investment Operations	3.58		4.01		(1.24)	6.13	5.09

Less Distributions:
From investment income	—		—		—	(4.51)	(0.09)
From return of capital	—		—		(0.17)	—	—

Total Distributions	—		—		(0.17)	(4.51)	(0.09)

Net Increase/(Decrease) in Net Asset Value	3.58		4.01		(1.41)	1.62	5.00

Net Asset Value, End of Period	$32.11		$28.53		$24.52	$25.93	$24.31

Total Return	12.63	%(g)	16.27%		(4.85)%	25.32%	26.43	%(g)
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,069		$2,068		$10,416	$42,067	$41,580
Ratios to Average Net Assets:
Net investment income/(loss)	(0.01	)%(h)	(0.03)%		0.82%	0.67%	0.60	%(h)
Operating expenses including reimbursement/waiver	0.75	%(h)	0.89	%(i)(j)	n/a	n/a	n/a
Operating expenses excluding reimbursement/waiver	0.94	%(h)	0.90%		0.83%	1.17%	1.24	%(h)
Portfolio Turnover Rate	170	%(g)	154%		40%	169%	84	%(k)

(a) Prior to May 1, 2013, the Forward Total MarketPlus Fund was known as the Forward Extended MarketPlus Fund.

(b) Prior to May 1, 2011, the Forward Extended MarketPlus Fund was known as the Forward SMIDPlus Fund.

(c) Prior to September 20, 2010, the Forward SMIDPlus Fund was known as the Forward Small to Mid Cap Fund. Prior to May 1, 2010, the Forward Small to Mid Cap Fund Class Z was known as the Accessor Small to Mid Cap Fund Z Class.

(d) Commenced operations on May 5, 2009.

(e) Per share amounts are based upon average shares outstanding.

(f) Amount represents less than $0.01 per share.

(g) Not Annualized.

(h) Annualized.

(i) Effective November 1, 2012, the Advisor agreed to limit expenses at 0.75%.

(j) Affiliated management fee waiver represents less than 0.005%.

(k) Portfolio turnover rate is calculated at the Fund level and represents the year ended December 31, 2009.

See Notes to Financial Statements	93	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(b)		Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income/(Loss) from Operations:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02
Net realized and unrealized gain/(loss) on investments	(0.00	)(d)	0.00	(d)	—		—		0.00	(d)	—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02

Less Distributions:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)(e)	(0.00	)(d)	(0.02)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)

Net Increase in Net Asset Value	0.00		0.00		0.00		0.00		0.00		0.00

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.00	%(f)(i)	0.04%		0.01%		0.05	%(e)	0.18%		1.79%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,593		$1,696		$1,098		$2,419		$3,948		$10,697
Ratios to Average Net Assets:
Net investment income including waiver	0.01	%(g)	0.04%		0.02%		0.05%		0.21%		1.84%
Operating expenses including waiver	0.27	%(g)	0.25%		0.18%		0.24%		0.57%		0.99	%(h)
Net investment income/(loss) excluding waiver	(0.76	)%(g)	(0.69)%		(0.70)%		(0.69)%		(0.22)%		1.84%
Operating expenses excluding waiver	1.04	%(g)	0.98%		0.90%		0.98%		1.00%		0.99	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

(i) Amount represents less than 0.01%.

June 30, 2013	94	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(b)		Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income/(Loss) from Operations:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.03
Net realized and unrealized gain/(loss) on investments	(0.00	)(d)	0.00	(d)	—		—		0.00	(d)	(0.01)

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02

Less Distributions:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)(e)	(0.00	)(d)	(0.02)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)

Net Increase in Net Asset Value	0.00		0.00		0.00		0.00		0.00		0.00

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.00	%(f)(i)	0.04%		0.01%		0.05	%(e)	0.26%		2.30%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$91,105		$95,796		$189,465		$221,270		$275,448		$392,599
Ratios to Average Net Assets:
Net investment income including waiver	0.01	%(g)	0.04%		0.01%		0.05%		0.28%		2.53%
Operating expenses including waiver	0.27	%(g)	0.25%		0.18%		0.24%		0.44%		0.49	%(h)
Net investment income/(loss) excluding waiver	(0.27	)%(g)	(0.18)%		(0.21)%		(0.19)%		0.22%		2.53%
Operating expenses excluding waiver	0.55	%(g)	0.47%		0.40%		0.48%		0.50%		0.49	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund was known as the Accessor U.S. Government Money Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

(i) Amount represents less than 0.01%.

See Notes to Financial Statements	95	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	Class A(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(b)		Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income/(Loss) from Operations:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02
Net realized and unrealized gain/(loss) on investments	(0.00	)(d)	0.00	(d)	—		—		—		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02

Less Distributions:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)(e)	(0.00	)(d)	(0.02)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.02)

Net Increase in Net Asset Value	0.00		0.00		0.00		0.00		0.00		0.00

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.00	%(f)(i)	0.04%		0.01%		0.05	%(e)	0.20%		2.05%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,543		$1,413		$1,576		$1,529		$594		$708
Ratios to Average Net Assets:
Net investment income including waiver	0.01	%(g)	0.04%		0.01%		0.05%		0.22%		2.22%
Operating expenses including waiver	0.27	%(g)	0.25%		0.18%		0.22%		0.52%		0.74	%(h)
Net investment income/(loss) excluding waiver	(0.51	)%(g)	(0.43)%		(0.46)%		(0.46)%		(0.02)%		2.22%
Operating expenses excluding waiver	0.79	%(g)	0.72%		0.65%		0.73%		0.75%		0.74	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class A was known as the Accessor U.S. Government Money Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

(i) Amount represents less than 0.01%.

June 30, 2013	96	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	Class C(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(b)		Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income/(Loss) from Operations:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01
Net realized and unrealized gain/(loss) on investments	(0.00	)(d)	0.00	(d)	—		—		—		—

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.01

Less Distributions:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)(e)	(0.00	)(d)	(0.01)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.01)

Net Increase in Net Asset Value	0.00		0.00		0.00		0.00		0.00		0.00

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return(f)	0.00	%(g)(j)	0.04%		0.01%		0.05	%(e)	0.16%		1.29%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,150		$1,478		$5,159		$993		$1,252		$1,937
Ratios to Average Net Assets:
Net investment income including waiver	0.01	%(h)	0.03%		0.01%		0.05%		0.17%		1.24%
Operating expenses including waiver	0.27	%(h)	0.25%		0.17%		0.24%		0.56%		1.50	%(i)
Net investment income/(loss) excluding waiver	(1.27	)%(h)	(1.18)%		(1.21)%		(1.19)%		(0.77)%		1.24%
Operating expenses excluding waiver	1.55	%(h)	1.46%		1.39%		1.48%		1.50%		1.50	%(i)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class C was known as the Accessor U.S. Government Money Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(f) Total return does not reflect the effect of sales charges.

(g) Not Annualized.

(h) Annualized.

(i) The effect of any custody credits on the ratio is less than 0.01%.

(j) Amount represents less than 0.01%.

See Notes to Financial Statements	97	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward U.S. Government Money Fund

	Class Z(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012		Year Ended December 31, 2011		Year Ended December 31, 2010(b)		Year Ended December 31, 2009		Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Income/(Loss) from Operations:
Net investment income(c)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.02
Net realized and unrealized gain/(loss) on investments	(0.00	)(d)	0.00	(d)	—		—		0.00	(d)	0.01

Total from Investment Operations	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.00	(d)	0.03

Less Distributions:
From investment income	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)(e)	(0.00	)(d)	(0.03)

Total Distributions	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.00	)(d)	(0.03)

Net Increase in Net Asset Value	0.00		0.00		0.00		0.00		0.00		0.00

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Total Return	0.00	%(f)(i)	0.04%		0.01%		0.08	%(e)	0.45%		2.55%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,621		$3,164		$257,898		$307,986		$435,856		$746,292
Ratios to Average Net Assets:
Net investment income including waiver	0.01	%(g)	0.02%		0.02%		0.08%		0.51%		2.31%
Operating expenses including waiver	0.27	%(g)	0.24%		0.18%		0.21%		0.25%		0.24	%(h)
Net investment income/(loss) excluding waiver	(0.02	)%(g)	0.00	%(i)	(0.01)%		0.06%		0.50%		2.31%
Operating expenses excluding waiver	0.30	%(g)	0.26%		0.21%		0.23%		0.25%		0.24	%(h)

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward U.S. Government Money Fund Class Z was known as the Accessor U.S. Government Money Fund Z Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) These amounts include a prior year undistributed income amount that was required to be distributed in the current year to meet tax requirements. The effect on the distributions from net investment income and total return was less than $0.005 and 0.01%, respectively.

(f) Not Annualized.

(g) Annualized.

(h) The effect of any custody credits on the ratio is less than 0.01%.

(i) Amount represents less than 0.01%.

June 30, 2013	98	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.94		$13.96	$15.18	$14.56	$12.47	$17.28
Income/(Loss) from Operations:
Net investment income(c)	0.16		0.33	0.33	0.69	0.41	0.34
Net realized and unrealized gain/(loss) on investments	0.09		1.02	(0.83)	0.61	2.09	(4.61)

Total from Investment Operations	0.25		1.35	(0.50)	1.30	2.50	(4.27)

Less Distributions:
From investment income	(0.17)		(0.37)	(0.34)	(0.68)	(0.41)	(0.40)
From capital gains	—		—	(0.38)	—	—	(0.14)

Total Distributions	(0.17)		(0.37)	(0.72)	(0.68)	(0.41)	(0.54)

Net Increase/(Decrease) in Net Asset Value	0.08		0.98	(1.22)	0.62	2.09	(4.81)

Net Asset Value, End of Period	$15.02		$14.94	$13.96	$15.18	$14.56	$12.47

Total Return	1.68	%(d)	9.71%	(3.34)%	9.05%	20.38%	(25.12)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,114		$4,146	$8,503	$12,898	$13,137	$10,243
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.12	%(e)	2.23%	2.15%	4.64%	3.07%	2.24%
Operating expenses including expense paid directly by the advisor(f)	0.78	%(e)	0.75%	0.68%	0.63%	0.67%	0.70%
Net investment income excluding expense paid directly by the advisor	2.02	%(e)	2.12%	2.04%	4.53%	2.99%	2.24%
Operating expenses excluding expense paid directly by the advisor(f)	0.88	%(e)	0.86%	0.79%	0.74%	0.75%	0.70%
Portfolio Turnover Rate	22	%(d)	81%	78%	55%	28%	26%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	99	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.95		$13.97	$15.19	$14.57	$12.48	$17.29
Income/(Loss) from Operations:
Net investment income(c)	0.20		0.41	0.39	0.70	0.48	0.42
Net realized and unrealized gain/(loss) on investments	0.09		1.01	(0.81)	0.68	2.09	(4.62)

Total from Investment Operations	0.29		1.42	(0.42)	1.38	2.57	(4.20)

Less Distributions:
From investment income	(0.21)		(0.44)	(0.42)	(0.76)	(0.48)	(0.47)
From capital gains	—		—	(0.38)	—	—	(0.14)

Total Distributions	(0.21)		(0.44)	(0.80)	(0.76)	(0.48)	(0.61)

Net Increase/(Decrease) in Net Asset Value	0.08		0.98	(1.22)	0.62	2.09	(4.81)

Net Asset Value, End of Period	$15.03		$14.95	$13.97	$15.19	$14.57	$12.48

Total Return	1.93	%(d)	10.26%	(2.84)%	9.59%	20.97%	(24.73)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$17,653		$24,207	$35,935	$70,749	$76,923	$52,881
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.63	%(e)	2.78%	2.55%	4.74%	3.58%	2.79%
Operating expenses including expense paid directly by the advisor(f)	0.28	%(e)	0.25%	0.17%	0.13%	0.17%	0.20%
Net investment income excluding expense paid directly by the advisor	2.53	%(e)	2.67%	2.44%	4.63%	3.50%	2.79%
Operating expenses excluding expense paid directly by the advisor(f)	0.38	%(e)	0.36%	0.28%	0.24%	0.25%	0.20%
Portfolio Turnover Rate	22	%(d)	81%	78%	55%	28%	26%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund was known as the Accessor Balanced Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2013	100	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	Class A(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.93		$13.95	$15.17	$14.56	$12.46	$17.27
Income/(Loss) from Operations:
Net investment income(c)	0.18		0.38	0.30	0.67	0.42	0.36
Net realized and unrealized gain/(loss) on investments	0.09		0.99	(0.78)	0.64	2.11	(4.61)

Total from Investment Operations	0.27		1.37	(0.48)	1.31	2.53	(4.25)

Less Distributions:
From investment income	(0.19)		(0.39)	(0.36)	(0.70)	(0.43)	(0.42)
From capital gains	—		—	(0.38)	—	—	(0.14)

Total Distributions	(0.19)		(0.39)	(0.74)	(0.70)	(0.43)	(0.56)

Net Increase/(Decrease) in Net Asset Value	0.08		0.98	(1.22)	0.61	2.10	(4.81)

Net Asset Value, End of Period	$15.01		$14.93	$13.95	$15.17	$14.56	$12.46

Total Return(d)	1.76	%(e)	9.89%	(3.21)%	9.14%	20.66%	(25.02)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,562		$5,904	$6,230	$20,392	$21,999	$19,506
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.34	%(f)	2.60%	1.93%	4.55%	3.17%	2.40%
Operating expenses including expense paid directly by the advisor(g)	0.63	%(f)	0.60%	0.51%	0.48%	0.52%	0.55%
Net investment income excluding expense paid directly by the advisor	2.24	%(f)	2.50%	1.82%	4.44%	3.09%	2.40%
Operating expenses excluding expense paid directly by the advisor(g)	0.73	%(f)	0.70%	0.62%	0.59%	0.60%	0.55%
Portfolio Turnover Rate	22	%(e)	81%	78%	55%	28%	26%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class A was known as the Accessor Balanced Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	101	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Balanced Allocation Fund

	Class C(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.91		$13.93	$15.15	$14.54	$12.45	$17.25
Income/(Loss) from Operations:
Net investment income(c)	0.12		0.28	0.25	0.62	0.35	0.26
Net realized and unrealized gain/(loss) on investments	0.09		0.99	(0.83)	0.60	2.09	(4.60)

Total from Investment Operations	0.21		1.27	(0.58)	1.22	2.44	(4.34)

Less Distributions:
From investment income	(0.13)		(0.29)	(0.26)	(0.61)	(0.35)	(0.32)
From capital gains	—		—	(0.38)	—	—	(0.14)

Total Distributions	(0.13)		(0.29)	(0.64)	(0.61)	(0.35)	(0.46)

Net Increase/(Decrease) in Net Asset Value	0.08		0.98	(1.22)	0.61	2.09	(4.80)

Net Asset Value, End of Period	$14.99		$14.91	$13.93	$15.15	$14.54	$12.45

Total Return(d)	1.43	%(e)	9.18%	(3.84)%	8.45%	19.82%	(25.49)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$7,120		$9,884	$11,984	$17,005	$15,548	$12,770
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.59	%(f)	1.89%	1.68%	4.17%	2.64%	1.72%
Operating expenses including expense paid directly by the advisor(g)	1.28	%(f)	1.25%	1.18%	1.13%	1.17%	1.20%
Net investment income excluding expense paid directly by the advisor	1.49	%(f)	1.79%	1.57%	4.06%	2.56%	1.72%
Operating expenses excluding expense paid directly by the advisor(g)	1.38	%(f)	1.35%	1.29%	1.24%	1.25%	1.20%
Portfolio Turnover Rate	22	%(e)	81%	78%	55%	28%	26%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Balanced Allocation Fund Class C was known as the Accessor Balanced Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2013	102	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.02		$13.94	$14.82	$14.15	$11.95	$17.70
Income/(Loss) from Operations:
Net investment income(c)	0.16		0.30	0.24	0.70	0.35	0.27
Net realized and unrealized gain/(loss) on investments	0.24		1.15	(0.79)	0.67	2.23	(5.41)

Total from Investment Operations	0.40		1.45	(0.55)	1.37	2.58	(5.14)

Less Distributions:
From investment income	(0.17)		(0.37)	(0.27)	(0.70)	(0.38)	(0.35)
From capital gains	—		—	(0.06)	—	—	(0.26)

Total Distributions	(0.17)		(0.37)	(0.33)	(0.70)	(0.38)	(0.61)

Net Increase/(Decrease) in Net Asset Value	0.23		1.08	(0.88)	0.67	2.20	(5.75)

Net Asset Value, End of Period	$15.25		$15.02	$13.94	$14.82	$14.15	$11.95

Total Return	2.69	%(d)	10.46%	(3.74)%	9.76%	21.84%	(29.56)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,111		$4,540	$7,527	$13,031	$12,083	$11,049
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.11	%(e)	2.04%	1.63%	4.86%	2.80%	1.81%
Operating expenses including expense paid directly by the advisor(f)	0.80	%(e)	0.75%	0.71%	0.66%	0.68%	0.70%
Net investment income excluding expense paid directly by the advisor	2.01	%(e)	1.92%	1.50%	4.73%	2.70%	1.81%
Operating expenses excluding expense paid directly by the advisor(f)	0.90	%(e)	0.87%	0.84%	0.79%	0.78%	0.70%
Portfolio Turnover Rate	34	%(d)	84%	79%	47%	28%	35%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	103	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.04		$13.96	$14.84	$14.17	$11.97	$17.72
Income/(Loss) from Operations:
Net investment income(c)	0.20		0.39	0.31	0.69	0.44	0.35
Net realized and unrealized gain/(loss) on investments	0.24		1.14	(0.78)	0.75	2.20	(5.41)

Total from Investment Operations	0.44		1.53	(0.47)	1.44	2.64	(5.06)

Less Distributions:
From investment income	(0.21)		(0.45)	(0.35)	(0.77)	(0.44)	(0.43)
From capital gains	—		—	(0.06)	—	—	(0.26)

Total Distributions	(0.21)		(0.45)	(0.41)	(0.77)	(0.44)	(0.69)

Net Increase/(Decrease) in Net Asset Value	0.23		1.08	(0.88)	0.67	2.20	(5.75)

Net Asset Value, End of Period	$15.27		$15.04	$13.96	$14.84	$14.17	$11.97

Total Return	2.95	%(d)	11.05%	(3.22)%	10.28%	22.39%	(29.16)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$13,754		$16,273	$24,909	$43,690	$51,974	$40,382
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.56	%(e)	2.65%	2.08%	4.74%	3.43%	2.28%
Operating expenses including expense paid directly by the advisor(f)	0.30	%(e)	0.25%	0.21%	0.16%	0.18%	0.20%
Net investment income excluding expense paid directly by the advisor	2.46	%(e)	2.53%	1.95%	4.61%	3.33%	2.28%
Operating expenses excluding expense paid directly by the advisor(f)	0.40	%(e)	0.37%	0.34%	0.29%	0.29%	0.20%
Portfolio Turnover Rate	34	%(d)	84%	79%	47%	28%	35%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund was known as the Accessor Growth & Income Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2013	104	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	Class A(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.99		$13.92	$14.80	$14.13	$11.93	$17.67
Income/(Loss) from Operations:
Net investment income(c)	0.17		0.37	0.28	0.68	0.37	0.30
Net realized and unrealized gain/(loss) on investments	0.25		1.10	(0.81)	0.71	2.23	(5.41)

Total from Investment Operations	0.42		1.47	(0.53)	1.39	2.60	(5.11)

Less Distributions:
From investment income	(0.19)		(0.40)	(0.29)	(0.72)	(0.40)	(0.37)
From capital gains	—		—	(0.06)	—	—	(0.26)

Total Distributions	(0.19)		(0.40)	(0.35)	(0.72)	(0.40)	(0.63)

Net Increase/(Decrease) in Net Asset Value	0.23		1.07	(0.88)	0.67	2.20	(5.74)

Net Asset Value, End of Period	$15.22		$14.99	$13.92	$14.80	$14.13	$11.93

Total Return(d)	2.78	%(e)	10.62%	(3.59)%	9.92%	22.04%	(29.44)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,400		$12,222	$12,691	$17,864	$19,428	$20,190
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.26	%(f)	2.53%	1.87%	4.69%	2.95%	1.96%
Operating expenses including expense paid directly by the advisor(g)	0.65	%(f)	0.60%	0.56%	0.51%	0.53%	0.55%
Net investment income excluding expense paid directly by the advisor	2.16	%(f)	2.42%	1.74%	4.56%	2.85%	1.96%
Operating expenses excluding expense paid directly by the advisor(g)	0.75	%(f)	0.71%	0.69%	0.64%	0.63%	0.55%
Portfolio Turnover Rate	34	%(e)	84%	79%	47%	28%	35%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class A was known as the Accessor Growth & Income Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	105	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth & Income Allocation Fund

	Class C(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.99		$13.90	$14.77	$14.11	$11.91	$17.64
Income/(Loss) from Operations:
Net investment income(c)	0.12		0.23	0.17	0.60	0.29	0.20
Net realized and unrealized gain/(loss) on investments	0.23		1.15	(0.79)	0.68	2.22	(5.40)

Total from Investment Operations	0.35		1.38	(0.62)	1.28	2.51	(5.20)

Less Distributions:
From investment income	(0.13)		(0.29)	(0.19)	(0.62)	(0.31)	(0.27)
From capital gains	—		—	(0.06)	—	—	(0.26)

Total Distributions	(0.13)		(0.29)	(0.25)	(0.62)	(0.31)	(0.53)

Net Increase/(Decrease) in Net Asset Value	0.22		1.09	(0.87)	0.66	2.20	(5.73)

Net Asset Value, End of Period	$15.21		$14.99	$13.90	$14.77	$14.11	$11.91

Total Return(d)	2.43	%(e)	9.89%	(4.19)%	9.16%	21.20%	(29.86)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$12,417		$14,466	$22,529	$32,334	$33,843	$31,953
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.58	%(f)	1.57%	1.18%	4.20%	2.32%	1.29%
Operating expenses including expense paid directly by the advisor(g)	1.30	%(f)	1.25%	1.21%	1.16%	1.18%	1.20%
Net investment income excluding expense paid directly by the advisor	1.48	%(f)	1.45%	1.05%	4.07%	2.22%	1.29%
Operating expenses excluding expense paid directly by the advisor(g)	1.40	%(f)	1.37%	1.34%	1.29%	1.28%	1.20%
Portfolio Turnover Rate	34	%(e)	84%	79%	47%	28%	35%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth & Income Allocation Fund Class C was known as the Accessor Growth & Income Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2013	106	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.09		$12.94	$14.71	$13.99	$11.61	$18.66
Income/(Loss) from Operations:
Net investment income(c)	0.15		0.33	0.12	0.69	0.28	0.13
Net realized and unrealized gain/(loss) on investments	0.26		1.22	(0.98)	0.74	2.41	(6.61)

Total from Investment Operations	0.41		1.55	(0.86)	1.43	2.69	(6.48)

Less Distributions:
From investment income	(0.17)		(0.40)	(0.13)	(0.71)	(0.31)	(0.23)
From capital gains	—		—	(0.78)	—	—	(0.34)

Total Distributions	(0.17)		(0.40)	(0.91)	(0.71)	(0.31)	(0.57)

Net Increase/(Decrease) in Net Asset Value	0.24		1.15	(1.77)	0.72	2.38	(7.05)

Net Asset Value, End of Period	$14.33		$14.09	$12.94	$14.71	$13.99	$11.61

Total Return	2.90	%(d)	12.09%	(5.82)%	10.25%	23.35%	(35.30)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,591		$4,408	$7,853	$12,728	$12,610	$12,597
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.09	%(e)	2.37%	0.86%	4.87%	2.26%	0.86%
Operating expenses including expense paid directly by the advisor(f)	0.84	%(e)	0.76%	0.71%	0.68%	0.68%	0.70%
Net investment income excluding expense paid directly by the advisor	1.99	%(e)	2.26%	0.72%	4.73%	2.16%	0.86%
Operating expenses excluding expense paid directly by the advisor(f)	0.94	%(e)	0.87%	0.85%	0.82%	0.78%	0.70%
Portfolio Turnover Rate	41	%(d)	89%	84%	70%	32%	31%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	107	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.09		$12.94	$14.72	$14.00	$11.61	$18.68
Income/(Loss) from Operations:
Net investment income(c)	0.19		0.39	0.19	0.72	0.36	0.21
Net realized and unrealized gain/(loss) on investments	0.26		1.24	(0.98)	0.78	2.40	(6.64)

Total from Investment Operations	0.45		1.63	(0.79)	1.50	2.76	(6.43)

Less Distributions:
From investment income	(0.20)		(0.48)	(0.21)	(0.78)	(0.37)	(0.30)
From capital gains	—		—	(0.78)	—	—	(0.34)

Total Distributions	(0.20)		(0.48)	(0.99)	(0.78)	(0.37)	(0.64)

Net Increase/(Decrease) in Net Asset Value	0.25		1.15	(1.78)	0.72	2.39	(7.07)

Net Asset Value, End of Period	$14.34		$14.09	$12.94	$14.72	$14.00	$11.61

Total Return	3.22	%(d)	12.73%	(5.39)%	10.79%	24.04%	(35.05)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$12,535		$13,631	$24,550	$44,027	$50,952	$39,210
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.64	%(e)	2.85%	1.28%	5.06%	2.95%	1.35%
Operating expenses including expense paid directly by the advisor(f)	0.34	%(e)	0.26%	0.21%	0.18%	0.18%	0.20%
Net investment income excluding expense paid directly by the advisor	2.54	%(e)	2.73%	1.14%	4.92%	2.85%	1.35%
Operating expenses excluding expense paid directly by the advisor(f)	0.44	%(e)	0.38%	0.35%	0.32%	0.28%	0.20%
Portfolio Turnover Rate	41	%(d)	89%	84%	70%	32%	31%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund was known as the Accessor Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Not Annualized.

(e) Annualized.

(f) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2013	108	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	Class A(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.08		$12.94	$14.72	$13.99	$11.61	$18.67
Income/(Loss) from Operations:
Net investment income(c)	0.17		0.38	0.17	0.66	0.31	0.15
Net realized and unrealized gain/(loss) on investments	0.26		1.19	(1.01)	0.80	2.40	(6.62)

Total from Investment Operations	0.43		1.57	(0.84)	1.46	2.71	(6.47)

Less Distributions:
From investment income	(0.18)		(0.43)	(0.16)	(0.73)	(0.33)	(0.25)
From capital gains	—		—	(0.78)	—	—	(0.34)

Total Distributions	(0.18)		(0.43)	(0.94)	(0.73)	(0.33)	(0.59)

Net Increase/(Decrease) in Net Asset Value	0.25		1.14	(1.78)	0.73	2.38	(7.06)

Net Asset Value, End of Period	$14.33		$14.08	$12.94	$14.72	$13.99	$11.61

Total Return(d)	3.05	%(e)	12.25%	(5.73)%	10.48%	23.53%	(35.25)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,129		$10,553	$12,709	$17,670	$20,268	$17,808
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.31	%(f)	2.78%	1.14%	4.61%	2.52%	0.99%
Operating expenses including expense paid directly by the advisor(g)	0.69	%(f)	0.61%	0.56%	0.53%	0.53%	0.55%
Net investment income excluding expense paid directly by the advisor	2.21	%(f)	2.67%	1.00%	4.47%	2.42%	0.99%
Operating expenses excluding expense paid directly by the advisor(g)	0.79	%(f)	0.72%	0.70%	0.67%	0.63%	0.55%
Portfolio Turnover Rate	41	%(e)	89%	84%	70%	32%	31%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund Class A was known as the Accessor Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	109	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Growth Allocation Fund

	Class C(a)
	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$13.96		$12.83	$14.63	$13.92	$11.55	$18.57
Income/(Loss) from Operations:
Net investment income(c)	0.12		0.27	0.07	0.56	0.23	0.05
Net realized and unrealized gain/(loss) on investments	0.26		1.21	(0.99)	0.78	2.39	(6.58)

Total from Investment Operations	0.38		1.48	(0.92)	1.34	2.62	(6.53)

Less Distributions:
From investment income	(0.13)		(0.35)	(0.10)	(0.63)	(0.25)	(0.15)
From capital gains	—		—	(0.78)	—	—	(0.34)

Total Distributions	(0.13)		(0.35)	(0.88)	(0.63)	(0.25)	(0.49)

Net Increase/(Decrease) in Net Asset Value	0.25		1.13	(1.80)	0.71	2.37	(7.02)

Net Asset Value, End of Period	$14.21		$13.96	$12.83	$14.63	$13.92	$11.55

Total Return(d)	2.72	%(e)	11.57%	(6.31)%	9.67%	22.79%	(35.66)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$11,815		$14,018	$20,321	$27,871	$30,775	$26,814
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.59	%(f)	2.00%	0.50%	3.97%	1.88%	0.34%
Operating expenses including expense paid directly by the advisor(g)	1.34	%(f)	1.26%	1.21%	1.18%	1.18%	1.20%
Net investment income excluding expense paid directly by the advisor	1.49	%(f)	1.89%	0.36%	3.83%	1.78%	0.34%
Operating expenses excluding expense paid directly by the advisor(g)	1.44	%(f)	1.37%	1.35%	1.32%	1.28%	1.20%
Portfolio Turnover Rate	41	%(e)	89%	84%	70%	32%	31%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010, the Forward Growth Allocation Fund Class C was known as the Accessor Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Total return does not reflect the effect of sales charges.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2013	110	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)		Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.24		$14.26	$14.93	$14.39		$12.60	$16.21
Income/(Loss) from Operations:
Net investment income(c)	0.17		0.35	0.41	0.58		0.45	0.44
Net realized and unrealized gain/(loss) on investments	(0.15)		1.05	(0.58)	0.55		1.80	(3.47)

Total from Investment Operations	0.02		1.40	(0.17)	1.13		2.25	(3.03)

Less Distributions:
From investment income	(0.18)		(0.42)	(0.45)	(0.59)		(0.46)	(0.49)
From capital gains	—		—	(0.05)	(0.00	)(d)	—	(0.09)

Total Distributions	(0.18)		(0.42)	(0.50)	(0.59)		(0.46)	(0.58)

Net Increase/(Decrease) in Net Asset Value	(0.16)		0.98	(0.67)	0.54		1.79	(3.61)

Net Asset Value, End of Period	$15.08		$15.24	$14.26	$14.93		$14.39	$12.60

Total Return	0.10	%(e)	9.88%	(1.17)%	7.96%		18.08%	(18.97)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,014		$1,224	$2,918	$4,821		$4,725	$3,445
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.23	%(f)	2.33%	2.73%	3.96%		3.40%	3.00%
Operating expenses including expense paid directly by the advisor(g)	0.86	%(f)	0.69%	0.68%	0.69%		0.75%	0.78%
Net investment income excluding expense paid directly by the advisor	2.13	%(f)	2.23%	2.63%	3.86%		3.32%	3.00%
Operating expenses excluding expense paid directly by the advisor(g)	0.96	%(f)	0.79%	0.78%	0.79%		0.83%	0.78%
Portfolio Turnover Rate	10	%(e)	83%	95%	53%		25%	20%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010 the Forward Income & Growth Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	111	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)		Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.25		$14.27	$14.94	$14.41		$12.61	$16.22
Income/(Loss) from Operations:
Net investment income(c)	0.17		0.50	0.54	0.68		0.52	0.52
Net realized and unrealized gain/(loss) on investments	(0.12)		0.98	(0.63)	0.51		1.80	(3.47)

Total from Investment Operations	0.05		1.48	(0.09)	1.19		2.32	(2.95)

Less Distributions:
From investment income	(0.22)		(0.50)	(0.53)	(0.66)		(0.52)	(0.57)
From capital gains	—		—	(0.05)	(0.00	)(d)	—	(0.09)

Total Distributions	(0.22)		(0.50)	(0.58)	(0.66)		(0.52)	(0.66)

Net Increase/(Decrease) in Net Asset Value	(0.17)		0.98	(0.67)	0.53		1.80	(3.61)

Net Asset Value, End of Period	$15.08		$15.25	$14.27	$14.94		$14.41	$12.61

Total Return	0.28	%(e)	10.45%	(0.66)%	8.42%		18.83%	(18.61)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$16,482		$59,663	$54,211	$49,947		$40,855	$24,869
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.26	%(f)	3.32%	3.64%	4.60%		3.90%	3.63%
Operating expenses including expense paid directly by the advisor(g)	0.30	%(f)	0.19%	0.18%	0.19%		0.25%	0.29%
Net investment income excluding expense paid directly by the advisor	2.16	%(f)	3.22%	3.53%	4.50%		3.82%	3.63%
Operating expenses excluding expense paid directly by the advisor(g)	0.40	%(f)	0.29%	0.29%	0.29%		0.33%	0.29%
Portfolio Turnover Rate	10	%(e)	83%	95%	53%		25%	20%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010 the Forward Income & Growth Fund was known as the Accessor Income & Growth Allocation Fund.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2013	112	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	Class A(a)
	Six Months Ended June 30, 2013 (unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)		Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.23		$14.25	$14.92	$14.39		$12.60	$16.20
Income/(Loss) from Operations:
Net investment income(c)	0.18		0.43	0.42	0.58		0.46	0.48
Net realized and unrealized gain/(loss) on investments	(0.15)		0.99	(0.57)	0.56		1.81	(3.48)

Total from Investment Operations	0.03		1.42	(0.15)	1.14		2.27	(3.00)

Less Distributions:
From investment income	(0.19)		(0.44)	(0.47)	(0.61)		(0.48)	(0.51)
From capital gains	—		—	(0.05)	(0.00	)(d)	—	(0.09)

Total Distributions	(0.19)		(0.44)	(0.52)	(0.61)		(0.48)	(0.60)

Net Increase/(Decrease) in Net Asset Value	(0.16)		0.98	(0.67)	0.53		1.79	(3.60)

Net Asset Value, End of Period	$15.07		$15.23	$14.25	$14.92		$14.39	$12.60

Total Return(e)	0.18	%(f)	10.07%	(1.02)%	8.05%		18.35%	(18.86)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,056		$1,085	$1,206	$2,745		$3,118	$2,590
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	2.41	%(g)	2.88%	2.80%	3.96%		3.48%	3.28%
Operating expenses including expense paid directly by the advisor(h)	0.72	%(g)	0.54%	0.53%	0.53%		0.61%	0.63%
Net investment income excluding expense paid directly by the advisor	2.31	%(g)	2.78%	2.70%	3.85%		3.41%	3.28%
Operating expenses excluding expense paid directly by the advisor(h)	0.82	%(g)	0.64%	0.63%	0.64%		0.68%	0.63%
Portfolio Turnover Rate	10	%(f)	83%	95%	53%		25%	20%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010 the Forward Income & Growth Fund Class A was known as the Accessor Income & Growth Allocation Fund A Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	113	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income & Growth Allocation Fund

	Class C(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010(b)		Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.18		$14.21	$14.88	$14.35		$12.57	$16.16
Income/(Loss) from Operations:
Net investment income(c)	0.12		0.32	0.37	0.50		0.37	0.38
Net realized and unrealized gain/(loss) on investments	(0.13)		0.99	(0.61)	0.54		1.80	(3.46)

Total from Investment Operations	(0.01)		1.31	(0.24)	1.04		2.17	(3.08)

Less Distributions:
From investment income	(0.14)		(0.34)	(0.38)	(0.51)		(0.39)	(0.42)
From capital gains	—		—	(0.05)	(0.00	)(d)	—	(0.09)

Total Distributions	(0.14)		(0.34)	(0.43)	(0.51)		(0.39)	(0.51)

Net Increase/(Decrease) in Net Asset Value	(0.15)		0.97	(0.67)	0.53		1.78	(3.59)

Net Asset Value, End of Period	$15.03		$15.18	$14.21	$14.88		$14.35	$12.57

Total Return(e)	(0.10	)%(f)	9.31%	(1.65)%	7.37%		17.54%	(19.38)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,237		$4,066	$5,597	$6,744		$6,387	$6,258
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	1.58	%(g)	2.14%	2.51%	3.44%		2.82%	2.60%
Operating expenses including expense paid directly by the advisor(h)	1.35	%(g)	1.19%	1.18%	1.19%		1.26%	1.28%
Net investment income excluding expense paid directly by the advisor	1.48	%(g)	2.04%	2.40%	3.34%		2.75%	2.60%
Operating expenses excluding expense paid directly by the advisor(h)	1.45	%(g)	1.29%	1.29%	1.29%		1.33%	1.28%
Portfolio Turnover Rate	10	%(f)	83%	95%	53%		25%	20%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2010 the Forward Income & Growth Fund Class C was known as the Accessor Income & Growth Allocation Fund C Class.

(c) Per share amounts are based upon average shares outstanding.

(d) Amount represents less than $0.01 per share.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2013	114	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(b)	Year Ended December 31, 2011	Year Ended December 31, 2010(c)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.33		$14.50	$14.39	$13.99	$12.76	$14.43
Income/(Loss) from Operations:
Net investment income(d)	0.29		0.67	0.62	0.50	0.60	0.63
Net realized and unrealized gain/(loss) on investments	(0.19)		0.88	0.12	0.40	1.23	(1.66)

Total from Investment Operations	0.10		1.55	0.74	0.90	1.83	(1.03)

Less Distributions:
From investment income	(0.29)		(0.72)	(0.63)	(0.50)	(0.60)	(0.64)

Total Distributions	(0.29)		(0.72)	(0.63)	(0.50)	(0.60)	(0.64)

Net Increase/(Decrease) in Net Asset Value	(0.19)		0.83	0.11	0.40	1.23	(1.67)

Net Asset Value, End of Period	$15.14		$15.33	$14.50	$14.39	$13.99	$12.76

Total Return	0.60	%(e)	11.04%	5.26%	6.48%	14.58%	(7.20)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$1,583		$1,381	$2,289	$2,423	$2,040	$2,035
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	3.71	%(f)	4.53%	4.30%	3.51%	4.45%	4.62%
Operating expenses including waiver and expense paid directly by the advisor(g)	0.98	%(f)(h)	1.07%	0.97%	0.91%	0.97%	0.95%
Net investment income excluding waiver and expense paid directly by the advisor	3.62	%(f)	4.43%	4.19%	3.39%	4.37%	4.62%
Operating expenses excluding waiver and expense paid directly by the advisor(g)	1.07	%(f)	1.17%	1.08%	1.02%	1.05%	0.95%
Portfolio Turnover Rate	52	%(e)	135%	38%	33%	27%	46%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.99%.

See Notes to Financial Statements	115	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(b)	Year Ended December 31, 2011	Year Ended December 31, 2010(c)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.35		$14.51	$14.40	$14.00	$12.77	$14.45
Income/(Loss) from Operations:
Net investment income(d)	0.34		0.75	0.70	0.57	0.66	0.69
Net realized and unrealized gain/(loss) on investments	(0.20)		0.89	0.12	0.40	1.24	(1.66)

Total from Investment Operations	0.14		1.64	0.82	0.97	1.90	(0.97)

Less Distributions:
From investment income	(0.33)		(0.80)	(0.71)	(0.57)	(0.67)	(0.71)

Total Distributions	(0.33)		(0.80)	(0.71)	(0.57)	(0.67)	(0.71)

Net Increase/(Decrease) in Net Asset Value	(0.19)		0.84	0.11	0.40	1.23	(1.68)

Net Asset Value, End of Period	$15.16		$15.35	$14.51	$14.40	$14.00	$12.77

Total Return	0.86	%(e)	11.59%	5.79%	7.01%	15.14%	(6.79)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$10,570		$9,497	$11,545	$14,772	$13,880	$10,464
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	4.36	%(f)	5.06%	4.81%	3.98%	4.91%	5.09%
Operating expenses including waiver and expense paid directly by the advisor(g)	0.48	%(f)(h)	0.57%	0.47%	0.40%	0.46%	0.46%
Net investment income excluding waiver and expense paid directly by the advisor	4.26	%(f)	4.96%	4.69%	3.86%	4.83%	5.09%
Operating expenses excluding waiver and expense paid directly by the advisor(g)	0.58	%(f)	0.67%	0.59%	0.52%	0.55%	0.46%
Portfolio Turnover Rate	52	%(e)	135%	38%	33%	27%	46%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund was known as the Accessor Income Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

(h) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.49%.

June 30, 2013	116	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	Class A(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(b)	Year Ended December 31, 2011	Year Ended December 31, 2010(c)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.34		$14.51	$14.39	$13.99	$12.77	$14.44
Income/(Loss) from Operations:
Net investment income(d)	0.44		0.85	0.66	0.54	0.63	0.69
Net realized and unrealized gain/(loss) on investments	(0.32)		0.74	0.13	0.39	1.22	(1.68)

Total from Investment Operations	0.12		1.59	0.79	0.93	1.85	(0.99)

Less Distributions:
From investment income	(0.31)		(0.76)	(0.67)	(0.53)	(0.63)	(0.68)

Total Distributions	(0.31)		(0.76)	(0.67)	(0.53)	(0.63)	(0.68)

Net Increase/(Decrease) in Net Asset Value	(0.19)		0.83	0.12	0.40	1.22	(1.67)

Net Asset Value, End of Period	$15.15		$15.34	$14.51	$14.39	$13.99	$12.77

Total Return(e)	0.77	%(f)	11.25%	5.59%	6.75%	14.86%	(7.03)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,300		$693	$274	$830	$726	$997
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	5.71	%(g)	5.73%	4.50%	3.79%	4.69%	5.03%
Operating expenses including waiver and expense paid directly by the advisor(h)	0.73	%(g)(i)	0.77%	0.70%	0.66%	0.71%	0.71%
Net investment income excluding waiver and expense paid directly by the advisor	5.62	%(g)	5.62%	4.38%	3.67%	4.62%	5.03%
Operating expenses excluding waiver and expense paid directly by the advisor(h)	0.82	%(g)	0.88%	0.82%	0.77%	0.79%	0.71%
Portfolio Turnover Rate	52	%(f)	135%	38%	33%	27%	46%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund Class A was known as the Accessor Income Allocation Fund A Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 0.74%.

See Notes to Financial Statements	117	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Income Builder Fund

	Class C(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(b)	Year Ended December 31, 2011	Year Ended December 31, 2010(c)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$15.30		$14.47	$14.36	$13.96	$12.74	$14.41
Income/(Loss) from Operations:
Net investment income(d)	0.25		0.62	0.57	0.43	0.54	0.57
Net realized and unrealized gain/(loss) on investments	(0.19)		0.86	0.10	0.40	1.21	(1.67)

Total from Investment Operations	0.06		1.48	0.67	0.83	1.75	(1.10)

Less Distributions:
From investment income	(0.26)		(0.65)	(0.56)	(0.43)	(0.53)	(0.57)

Total Distributions	(0.26)		(0.65)	(0.56)	(0.43)	(0.53)	(0.57)

Net Increase/(Decrease) in Net Asset Value	(0.20)		0.83	0.11	0.40	1.22	(1.67)

Net Asset Value, End of Period	$15.10		$15.30	$14.47	$14.36	$13.96	$12.74

Total Return(e)	0.40	%(f)	10.45%	4.76%	5.97%	13.97%	(7.68)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$5,698		$5,775	$5,354	$4,653	$3,839	$2,474
Ratios to Average Net Assets:
Net investment income including waiver and expense paid directly by the advisor	3.20	%(g)	4.22%	3.95%	3.02%	3.99%	4.18%
Operating expenses including waiver and expense paid directly by the advisor(h)	1.48	%(g)(i)	1.56%	1.48%	1.41%	1.47%	1.46%
Net investment income excluding waiver and expense paid directly by the advisor	3.10	%(g)	4.12%	3.83%	2.91%	3.91%	4.18%
Operating expenses excluding waiver and expense paid directly by the advisor(h)	1.58	%(g)	1.66%	1.60%	1.52%	1.55%	1.46%
Portfolio Turnover Rate	52	%(f)	135%	38%	33%	27%	46%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to May 1, 2012, the Forward Income Builder Fund was known as the Forward Income Allocation Fund.

(c) Prior to May 1, 2010, the Forward Income Allocation Fund Class C was known as the Accessor Income Allocation Fund C Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

(i) Effective May 1, 2013, the Advisor agreed to limit expenses at 1.49%.

June 30, 2013	118	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Multi-Strategy Fund

	Investor Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(b)	Year Ended December 31, 2011	Year Ended December 31, 2010(c)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$13.95		$12.54	$14.01	$13.38	$10.93	$19.06
Income/(Loss) from Operations:
Net investment income/(loss)(d)	0.04		0.37	0.03	0.61	0.19	(0.01)
Net realized and unrealized gain/(loss) on investments	0.23		1.49	(1.12)	0.64	2.50	(7.64)

Total from Investment Operations	0.27		1.86	(1.09)	1.25	2.69	(7.65)

Less Distributions:
From investment income	(0.07)		(0.45)	(0.05)	(0.62)	(0.24)	(0.11)
From capital gains	—		—	(0.33)	—	—	(0.37)

Total Distributions	(0.07)		(0.45)	(0.38)	(0.62)	(0.24)	(0.48)

Net Increase/(Decrease) in Net Asset Value	0.20		1.41	(1.47)	0.63	2.45	(8.13)

Net Asset Value, End of Period	$14.15		$13.95	$12.54	$14.01	$13.38	$10.93

Total Return	1.84	%(e)	15.05%	(7.72)%	9.28%	24.67%	(40.77)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,320		$3,009	$4,800	$7,995	$7,255	$6,920
Ratios to Average Net Assets:
Net investment income/(loss) including expense paid directly by the advisor	0.59	%(f)	2.74%	0.20%	4.52%	1.61%	(0.09)%
Operating expenses including expense paid directly by the advisor(g)	1.23	%(f)	1.00%	0.85%	0.78%	0.75%	0.75%
Net investment income/(loss) excluding expense paid directly by the advisor	0.49	%(f)	2.62%	0.06%	4.38%	1.51%	(0.09)%
Operating expenses excluding expense paid directly by the advisor(g)	1.33	%(f)	1.12%	0.99%	0.92%	0.85%	0.75%
Portfolio Turnover Rate	58	%(e)	93%	104%	84%	40%	30%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.

(c) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	119	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Multi-Strategy Fund

	Institutional Class(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(b)	Year Ended December 31, 2011	Year Ended December 31, 2010(c)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.43		$12.94	$14.39	$13.73	$11.20	$19.48
Income/(Loss) from Operations:
Net investment income(d)	0.07		0.42	0.06	0.63	0.29	0.07
Net realized and unrealized gain/(loss) on investments	0.24		1.58	(1.10)	0.72	2.53	(7.82)

Total from Investment Operations	0.31		2.00	(1.04)	1.35	2.82	(7.75)

Less Distributions:
From investment income	(0.10)		(0.51)	(0.08)	(0.69)	(0.29)	(0.16)
From capital gains	—		—	(0.33)	—	—	(0.37)

Total Distributions	(0.10)		(0.51)	(0.41)	(0.69)	(0.29)	(0.53)

Net Increase/(Decrease) in Net Asset Value	0.21		1.49	(1.45)	0.66	2.53	(8.28)

Net Asset Value, End of Period	$14.64		$14.43	$12.94	$14.39	$13.73	$11.20

Total Return	2.16	%(e)	15.59%	(7.21)%	9.85%	25.26%	(40.46)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$4,071		$6,562	$11,518	$30,007	$32,953	$25,415
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	0.95	%(f)	3.03%	0.42%	4.57%	2.40%	0.44%
Operating expenses including expense paid directly by the advisor(g)	0.72	%(f)	0.50%	0.33%	0.27%	0.26%	0.25%
Net investment income excluding expense paid directly by the advisor	0.85	%(f)	2.91%	0.27%	4.43%	2.30%	0.44%
Operating expenses excluding expense paid directly by the advisor(g)	0.82	%(f)	0.62%	0.48%	0.41%	0.36%	0.25%
Portfolio Turnover Rate	58	%(e)	93%	104%	84%	40%	30%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.

(c) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund was known as the Accessor Aggressive Growth Allocation Fund.

(d) Per share amounts are based upon average shares outstanding.

(e) Not Annualized.

(f) Annualized.

(g) Excludes expenses of the affiliated funds in which the Fund invests.

June 30, 2013	120	See Notes to Financial Statements

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Multi-Strategy Fund

	Class A(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(b)	Year Ended December 31, 2011	Year Ended December 31, 2010(c)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$14.22		$12.77	$14.23	$13.58	$11.09	$19.31
Income/(Loss) from Operations:
Net investment income(d)	0.06		0.44	0.07	0.54	0.24	0.02
Net realized and unrealized gain/(loss) on investments	0.23		1.48	(1.14)	0.75	2.51	(7.75)

Total from Investment Operations	0.29		1.92	(1.07)	1.29	2.75	(7.73)

Less Distributions:
From investment income	(0.08)		(0.47)	(0.06)	(0.64)	(0.26)	(0.12)
From capital gains	—		—	(0.33)	—	—	(0.37)

Total Distributions	(0.08)		(0.47)	(0.39)	(0.64)	(0.26)	(0.49)

Net Increase/(Decrease) in Net Asset Value	0.21		1.45	(1.46)	0.65	2.49	(8.22)

Net Asset Value, End of Period	$14.43		$14.22	$12.77	$14.23	$13.58	$11.09

Total Return(e)	2.02	%(f)	15.17%	(7.54)%	9.51%	24.80%	(40.66)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$3,869		$4,150	$4,777	$7,600	$9,027	$7,587
Ratios to Average Net Assets:
Net investment income including expense paid directly by the advisor	0.78	%(g)	3.18%	0.48%	3.92%	2.01%	0.11%
Operating expenses including expense paid directly by the advisor(h)	1.08	%(g)	0.85%	0.70%	0.62%	0.61%	0.60%
Net investment income excluding expense paid directly by the advisor	0.68	%(g)	3.06%	0.34%	3.78%	1.90%	0.11%
Operating expenses excluding expense paid directly by the advisor(h)	1.18	%(g)	0.97%	0.84%	0.76%	0.71%	0.60%
Portfolio Turnover Rate	58	%(f)	93%	104%	84%	40%	30%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.

(c) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class A was known as the Accessor Aggressive Growth Allocation Fund A Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Total return does not reflect the effect of sales charges.

(f) Not Annualized.

(g) Annualized.

(h) Excludes expenses of the affiliated funds in which the Fund invests.

See Notes to Financial Statements	121	June 30, 2013

Financial Highlights

For a share outstanding throughout the periods presented.

Forward Multi-Strategy Fund

	Class C(a)
	Six Months Ended June 30, 2013 (Unaudited)		Year Ended December 31, 2012(b)	Year Ended December 31, 2011		Year Ended December 31, 2010(c)	Year Ended December 31, 2009	Year Ended December 31, 2008
Net Asset Value, Beginning of Period	$13.58		$12.23	$13.71		$13.16	$10.78	$18.86
Income/(Loss) from Operations:
Net investment income/(loss)(d)	0.00	(e)	0.32	(0.00	)(e)	0.42	0.15	(0.08)
Net realized and unrealized gain/(loss) on investments	0.22		1.44	(1.11)		0.73	2.44	(7.55)

Total from Investment Operations	0.22		1.76	(1.11)		1.15	2.59	(7.63)

Less Distributions:
From investment income	(0.03)		(0.41)	(0.04)		(0.60)	(0.21)	(0.08)
From capital gains	—		—	(0.33)		—	—	(0.37)

Total Distributions	(0.03)		(0.41)	(0.37)		(0.60)	(0.21)	(0.45)

Net Increase/(Decrease) in Net Asset Value	0.19		1.35	(1.48)		0.55	2.38	(8.08)

Net Asset Value, End of Period	$13.77		$13.58	$12.23		$13.71	$13.16	$10.78

Total Return(f)	1.61	%(g)	14.48%	(8.13)%		8.81%	23.95%	(41.05)%
Ratios/Supplemental Data:
Net assets, End of Period (in 000s)	$2,659		$3,554	$4,394		$5,806	$7,086	$5,944
Ratios to Average Net Assets:
Net investment income/(loss) including expense paid directly by the advisor	0.03	%(h)	2.43%	(0.00	)%(i)	3.16%	1.36%	(0.56)%
Operating expenses including expense paid directly by the advisor(j)	1.73	%(h)	1.50%	1.36%		1.27%	1.26%	1.25%
Net investment income/(loss) excluding expense paid directly by the advisor	(0.07	)%(h)	2.31%	(0.14)%		3.02%	1.25%	(0.56)%
Operating expenses excluding expense paid directly by the advisor(j)	1.83	%(h)	1.62%	1.50%		1.41%	1.36%	1.25%
Portfolio Turnover Rate	58	%(g)	93%	104%		84%	40%	30%

(a) The information provided below for the fiscal years ended December 31, 2009 and after have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The information for prior periods has been audited by predecessor independent registered public accounting firms.

(b) Prior to December 3, 2012, the Forward Multi-Strategy Fund was known as the Forward Aggressive Growth Allocation Fund.

(c) Prior to May 1, 2010, the Forward Aggressive Growth Allocation Fund Class C was known as the Accessor Aggressive Growth Allocation Fund C Class.

(d) Per share amounts are based upon average shares outstanding.

(e) Amount represents less than $0.01 per share.

(f) Total return does not reflect the effect of sales charges.

(g) Not Annualized.

(h) Annualized.

(i) Amount represents less than 0.01%.

(j) Excludes expenses of the affiliated funds in which the Fund invests.

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1. Organization

Forward Funds (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2013, the Trust has 32 registered funds. This annual report describes 11 funds offered by the Trust (each a “Fund” and, collectively, the “Funds”). The accompanying financial statements and financial highlights are those of the Forward Frontier Strategy Fund (“Frontier Strategy Fund”), the Forward High Yield Bond Fund (“High Yield Bond Fund”), the Forward Investment Grade Fixed-Income Fund (“Investment Grade Fixed-Income Fund”), the Forward Total MarketPlus Fund (“Total MarketPlus Fund”) (prior to May 1, 2013, known as the Forward Extended MarketPlus Fund), and the Forward U.S. Government Money Fund (“U.S. Government Money Fund”). The Forward Balanced Allocation Fund (“Balanced Allocation Fund”), the Forward Growth & Income Allocation Fund (“Growth & Income Allocation Fund”), the Forward Growth Allocation Fund (“Growth Allocation Fund”), the Forward Income & Growth Allocation Fund (“Income & Growth Allocation Fund”), the Forward Income Builder Fund (“Income Builder Fund”), and the Forward Multi-Strategy Fund (“Multi-Strategy Fund”) (collectively, the “Allocation Funds”) are also included in the accompanying financial statements and financial highlights.

The Frontier Strategy Fund seeks capital growth and invests primarily in securities with exposure to the returns of frontier markets (i.e., markets of smaller, less accessible, but still investable, countries of the developing world) and will primarily invest directly or indirectly in Structured Products, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), depositary receipts, and securities of companies in frontier market countries to obtain such exposure. The High Yield Bond Fund seeks high current income and invests primarily in lower-rated bonds. The Investment Grade Fixed-Income Fund seeks generation of current income and invests primarily in investment-grade debt securities or synthetics or other instruments (i.e., options, swaps including credit default swaps, forwards including currency forwards, and futures) that have similar economic characteristics to investment-grade debt securities. The Total MarketPlus Fund seeks capital growth and invests in synthetics or other instruments (i.e., swaps, structured notes, futures and options) that have similar economic characteristics to common stocks of all capitalization issuers, such as those in the Fund’s benchmark, the Russell 3000 Index, and may invest a significant portion of its assets in fixed-income instruments. The U.S. Government Money Fund seeks maximum current income consistent with the preservation of principal and liquidity and invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, or in repurchase agreements secured by such instruments. The Balanced Allocation Fund is a “fund of funds” that seeks moderate current income and some potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The

Growth & Income Allocation Fund is a “fund of funds” that seeks moderate potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Growth Allocation Fund is a “fund of funds” that seeks high potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, and money market. The Income & Growth Allocation Fund is a “fund of funds” that seeks high current income and some potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, and international equity. The Income Builder Fund is a “fund of funds” that seeks high current income and some stability of principal and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. fixed-income, international fixed-income, money market, U.S. equity, frontier and emerging market, global real estate, infrastructure, dividend-oriented strategies, preferred securities, and international equity. The Multi-Strategy Fund is a “fund of funds” that seeks high potential capital appreciation and invests primarily in a combination of other Forward Funds, including the following types of funds: U.S. equity, frontier and emerging market, international equity, U.S. fixed-income, international fixed-income, money market, long/short, tactical and other alternative investment strategies.

Information presented in the accompanying Funds’ financial statements pertains to the Investor Class, Institutional Class, Class A, Class C, Advisor Class and Class Z shares offered by the Trust.

All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Certain Funds invest a high percentage of their assets in specific sectors of the market. As a result, the economic and regulatory developments in a particular sector of the market, positive or negative, can have a greater impact on the relevant Fund’s net asset value and may cause its shares to fluctuate more than if the Fund did not concentrate its investments in a particular sector. The Allocation Funds are “fund of funds” that primarily invest in a combination of other Forward Funds in the Trust (“Underlying Funds”) to gain exposure to a particular portion of the market rather than purchasing securities directly. Investments in the Underlying Funds expose the Allocation Funds to all of the risks of the Underlying Funds and, in general, indirectly subject the Allocation Funds to a pro rata portion of the Underlying Funds’ fees and expenses.

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2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds and affiliated investment companies held by the Allocation Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on June 30, 2013.

Portfolio Valuation: Portfolio securities or contracts that are listed or traded on a national securities exchange, contract market or over-the-counter market and that are freely transferable are valued at the last reported sale price or a market’s official closing price on the valuation day. If there have been no sales that day, such securities or contracts are valued at the average of the last reported bid and ask price on the valuation day for long positions or ask prices for short positions. If no bid or ask prices are quoted before closing, such securities or contracts are valued at either the last available sale price or at fair value in accordance with procedures established by, and under the general supervision of, the Board of Trustees.

Debt securities that have an original maturity date of more than 60 days or that are credit impaired for which market data is readily available, are valued on the basis of the average of the latest bid and ask price. Debt securities that mature in 60 days or less and that are not credit impaired, are valued at amortized cost, which approximates fair value, if their original maturity was 365 days or less, (unless the Board of Trustees determines that this method does not represent fair value).

Investments held by the U.S. Government Money Fund are valued using the amortized cost method of valuation permitted in accordance with meeting certain conditions and regulations set forth under Rule 2a-7 of the 1940 Act. Under the amortized cost method, an investment is valued at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the investment.

The Funds’ independent pricing vendors (approved by the Board of Trustees) use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing vendors may utilize a market-based approach through which quotes from market makers are used to determine market value. In instances where sufficient market activity may not exist or is limited, the pricing vendors may also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the value.

In the event valuation information is not available from the Funds’ independent pricing vendors for a security held by a Fund, such security may be valued by alternate pricing methods, including the use of quotations obtained from dealers that make markets in such securities, or otherwise determined based on the fair value of such securities. Because long-term bonds and lower-rated bonds tend to be less liquid, their values may be determined based on alternate or fair valuation methods (approved by the Board of Trustees) more frequently than portfolio holdings that are more frequently traded or that have relatively higher credit ratings.

If the Funds’ independent pricing vendors do not provide valuation information for swap contracts or structured notes held by a Fund, such swap contracts and structured notes may be valued by Forward Management, LLC, the Investment Advisor of the Funds (the “Advisor” or “Forward Management”) based on information from the structuring firm or issuer.

Futures and options on futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over-the-counter market and that are freely transferable are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter futures and options on futures contracts for which market quotations are readily available are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities. If quotes are not available from an independent pricing vendor or dealers, over-the-counter futures and options on futures contracts are valued using fair valuation methodologies.

Options on securities and options on indices are valued using the last quoted sale price as of the close of the securities or commodities exchange on which they are traded. Certain investments including options may trade in the over-the- counter market and generally are valued based on quotes received from independent pricing vendors or one or more dealers that make markets in such securities.

Portfolio securities that are primarily traded on foreign securities exchanges are generally valued at the last reported sale or closing price of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value. In such an event, the fair value of those securities is determined in good faith through consideration of other factors in accordance with procedures established by, and under the general supervision of, the Board of Trustees. Certain Funds will use a fair valuation model provided by independent pricing vendors, which is intended to reflect fair value when a

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security’s value is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day of the NYSE. The Funds’ valuation procedures set forth certain triggers that instruct when to use the fair valuation model. The value assigned to a security by the fair valuation model is a determination of fair value made under the Funds’ valuation procedures and under the supervision of the Board of Trustees. In such a case, a Fund’s value for a security may be different from the last sales price (or the latest closing price) and there is no guarantee that a fair valued security will be sold at the price at which a Fund is valuing the security.

Forward currency exchange contracts have a market value determined by the prevailing foreign currency exchange daily rates and current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing vendor. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

All other securities and other assets are carried at their fair value as determined in good faith using methodologies approved by the Board of Trustees. The valuation methodologies include, but are not limited to, the analysis of the effect of any restrictions on the sale of the security, product development and trends of the security’s issuer, changes in the industry and other competing companies, significant changes in the issuer’s financial position and any other event that could have a significant impact on the value of the security.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as a Fund is informed of such dividends in the exercise of reasonable diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses. For CDOs, the cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than its underlying securities and can be rated investment grade. Despite the protection from the equity tranche, CDO senior tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions under the Securities Act of 1933. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the Funds may invest in CDOs that are subordinate to other classes; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

Commodity-Linked Notes: Certain Funds may invest in commodity-linked notes, which are derivative debt instruments whose principal and/or interest payments are linked to the price movement of a commodity, commodity index or commodity futures or option contract. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be

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more volatile and less liquid than the underlying index, and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange-Traded Funds (“ETFs”): Certain Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the net asset value of the ETF.

Foreign Securities: Certain Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “TBA transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Each Fund may enter into to-be-announced (“TBA”) sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, an equivalent deliverable security or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under “Portfolio Valuation” above. The contract is adjusted to market value daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Government-Sponsored Enterprises (“GSEs”): Certain Funds may invest in GSEs. Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government, and the securities they issue are not guaranteed by the U.S. Government. GSE debt is generally considered to be of high credit quality due to the implied backing of the U.S. Government, but ultimately it is the sole obligation of its issuer. For that reason, securities issued by GSEs are considered to carry somewhat greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Inflation-Indexed Bonds: Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statement of Operations, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. A mortgage-backed security, which represents an interest in a pool of assets such as mortgage loans, will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates rise or fall.

Mortgage-backed securities are subject to extension risk, which is the risk that a Fund that holds mortgage-backed securities may exhibit additional volatility during periods of rising interest rates. Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected.

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This can reduce the returns of the Fund because a Fund will have to reinvest that money at the lower prevailing interest rates.

A Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Asset-backed securities present credit risks that are not presented by mortgage-backed securities because asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, a Fund will be unable to possess and sell the underlying collateral and that a Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, a Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed.

Real Estate Investment Trusts (“REITs”): Certain Funds may invest a portion of its assets in REITs and is subject to certain risks associated with direct investments in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. There is no guarantee that the REITs held by the Funds will continue to pay dividends. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act.

Repurchase Agreements: Certain Funds may enter into repurchase agreements (agreements to purchase securities—generally securities of the U.S. Government, its agencies or instrumentalities—subject to the seller’s agreement to repurchase them at a specified time and price) with well established dealers or institutions that Forward Management, or the appropriate sub-advisor has determined to be creditworthy. Repurchase agreements subject the Fund to counterparty risk, meaning that a fund could lose money if the other party fails to perform under the terms of the agreement. The Fund mitigates this risk by ensuring that the Fund’s repurchase agreements are fully collateralized by cash or U.S. government and agency securities. It is the Funds’ policy to take possession of the underlying securities, held in safekeeping at the Fund’s custodian or designated sub-custodians for tri-party repurchase agreements, as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement. As of June 30, 2013, the U.S. Government Money Fund held repurchase agreements and has disclosed the details in the Portfolio of Investments. No other Funds held repurchase agreements at June 30, 2013.

Short Sales: Certain Funds may sell securities short. Short sales are transactions in which a Fund sells a security that it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to deliver to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date. The Fund bears the risk of a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. There can be no assurance that securities necessary to cover a short position will be available for purchase. All short sales must be fully collateralized. The Fund maintains collateral consisting of cash, U.S. Government securities or other liquid assets in an amount at least equal to the market value of their respective short positions. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. The Fund typically intends to hold securities sold short for the short term; therefore, they are excluded from the purchase and sales of investments in Note 8 and the Fund’s Portfolio Turnover Calculation in the Financial Highlights. As of June 30, 2013, the Funds held no securities sold short.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities that are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. Typically, one class will receive some of the interest and most of the principal, while the other class will receive most of the interest and the remaining principal. In extreme cases, one class will receive all of the interest (“interest only” or “IO” class) while the other class will receive the entire principal (“principal only” or “PO” class). The cash flow and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of a PO. The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities, including traditional mortgage-backed securities.

Structured Notes: Certain Funds may invest in structured notes, which are debt obligations that also contain an embedded derivative component with characteristics that adjust the obligation’s risk/return profile. Generally, the performance of a structured note will track that of the underlying debt obligation and the derivative embedded within it. The Fund has the right to receive periodic interest payments from the issuer of the structured notes at an agreed-upon interest rate and a return of the principal at the maturity date.

Structured notes are typically privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the structured note will default or become bankrupt. The Fund also bears the risk of the loss of its principal investment

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and periodic interest payments expected to be received for the duration of its investment in the structured notes.

In the case of structured notes on credit default swaps, the Fund is also subject to the credit risk of the corporate credits underlying the credit default swaps. If one of the underlying corporate credits defaults, the Fund may receive the security that has defaulted, or alternatively a cash settlement may occur, and the Fund’s principal investment in the structured note would be reduced by the corresponding face value of the defaulted security.

A highly liquid secondary market may not exist for the structured notes a Fund may invest in, and there can be no assurance that a highly liquid secondary market will develop. The lack of a highly liquid secondary market may make it difficult for a Fund to sell the structured notes it holds at an acceptable price or accurately value such notes. The market for structured notes may be, or suddenly can become, illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid, and unpredictable changes in the prices for structured notes. In certain cases, a market price for a credit-linked security may not be available.

When-Issued and Delayed-Delivery Transactions: Certain Funds may purchase securities on a when-issued or delayed-delivery basis. A Fund will engage in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for investment leverage. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and yield and thereby involve a risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. A Fund will not pay for such securities or start earning interest on them until they are received. When a Fund agrees to purchase securities on a when-issued basis, the custodian will set aside in a segregated account cash or liquid securities equal to the amount of the commitment. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

Fair Value Measurements: A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1—Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date. Investments in the Underlying Funds are valued at their NAV daily and are classified as Level 1 prices.

Level 2—Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability. The Board of Trustees has approved independent pricing vendors that calculate fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.

Level 3—Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2013:

Investments in Securities	Level 1	Level 2	Level 3	Total
Frontier Strategy Fund
Exchange-Traded Funds	$2,096,304	—	—	$2,096,304
Agency Pass-Through Securities(a)	—	$24,288,713	—	24,288,713
Corporate Bonds(a)	—	15,138,832	—	15,138,832
Municipal Bonds	—	4,719,887	—	4,719,887
U.S. Treasury Bonds & Notes	—	14,188,335	—	14,188,335

Total	$2,096,304	$58,335,767	—	$60,432,071

June 30, 2013	128

Notes to Financial Statements (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
High Yield Bond Fund
Corporate Bonds(a)	—	$122,597,124	—	$122,597,124
Municipal Bonds	—	1,035,690	—	1,035,690

Total	—	$123,632,814	—	$123,632,814

Investment Grade Fixed-Income Fund
Agency Pass-Through Securities(a)	—	$2,164,119	—	$2,164,119
Asset-Backed Securities	—	1,741,542	$8,509	1,750,051
Collateralized Mortgage Obligations	—	1,220,854	255,958	1,476,812
Corporate Bonds
Industrial-Other	—	—	59,106	59,106
Other(a)	—	7,145,986	—	7,145,986
Foreign Government Obligations	—	1,040,053	—	1,040,053
Municipal Bonds	—	1,856,227	—	1,856,227
U.S. Government Agency Securities(a)	—	17,463,148	—	17,463,148
Short-Term Securities	—	25,992	—	25,992

Total	—	$32,657,921	$323,573	$32,981,494

Total MarketPlus Fund
Exchange-Traded Funds	$17,209,580	—	—	$17,209,580
Agency Pass-Through Securities(a)	—	$5,624,055	—	5,624,055
Corporate Bonds(a)	—	1,959,262	—	1,959,262

Total	$17,209,580	$7,583,317	—	$24,792,897

U.S. Government Money Fund
U.S. Agency Bonds(a)	—	$8,213,700	—	$8,213,700
Other Commercial Paper(a)	—	5,000,000	—	5,000,000
Repurchase Agreements	—	82,000,000	—	82,000,000

Total	—	$95,213,700	—	$95,213,700

Balanced Allocation Fund
Affiliated Investment Companies	$29,668,813	—	—	$29,668,813

Total	$29,668,813	—	—	$29,668,813

Growth & Income Allocation Fund
Affiliated Investment Companies	$37,907,676	—	—	$37,907,676

Total	$37,907,676	—	—	$37,907,676

Growth Allocation Fund
Affiliated Investment Companies	$35,592,294	—	—	$35,592,294

Total	$35,592,294	—	—	$35,592,294

Income & Growth Allocation Fund
Affiliated Investment Companies	$17,862,358	—	—	$17,862,358

Total	$17,862,358	—	—	$17,862,358

129	June 30, 2013

Notes to Financial Statements (Unaudited)

Investments in Securities	Level 1	Level 2	Level 3	Total
Income Builder Fund
Affiliated Investment Companies	$20,614,373	—	—	$20,614,373

Total	$20,614,373	—	—	$20,614,373

Multi-Strategy Fund
Affiliated Investment Companies	$12,861,296	—	—	$12,861,296

Total	$12,861,296	—	—	$12,861,296

(a) For detailed descriptions of industry or country, see the accompanying Portfolio of Investments.

Other Financial Instruments(a)	Level 1	Level 2	Level 3	Total
Frontier Strategy Fund
Assets
Total Return Swap Contracts	—	$1,510,228	—	$1,510,228
Liabilities
Total Return Swap Contracts	—	(226,330)	—	(226,330)

Total	—	$1,283,898	—	$1,283,898

Investment Grade Fixed-Income Fund
Assets
Futures Contracts	$96,649	—	—	$96,649
Liabilities
Futures Contracts	(106,568)	—	—	(106,568)

Total	$(9,919)	—	—	$(9,919)

Total MarketPlus Fund
Assets
Total Return Swap Contracts	—	$2,850,298	—	$2,850,298
Liabilities
Total Return Swap Contracts	—	(354,914)	—	(354,914)

Total	—	$2,495,384	—	$2,495,384

(a) Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as swap contracts and futures contracts.

The Funds recognize transfers between levels as of the beginning of the annual period in which the transfer occurred. During the six months ended June 30, 2013 there were no transfers between Level 1 and Level 2 securities.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment Grade Fixed-Income Fund	Asset-Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds
Balance as of December 31, 2012	$9,958	—	$59,217
Accrued discounts/premiums	—	$201	34,571
Realized gain/(loss)(a)	—	(12,362)	—
Change in unrealized depreciation(a)	(1,449)	8,708	(34,682)
Purchases	—	3,243	—
Sales proceeds	—	—	—
Transfers into Level 3	—	256,168	—
Transfers out of Level 3	—	—	—

Balance as of June 30, 2013	$8,509	$255,958	$59,106

Net change in unrealized depreciation included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2013	$(1,449)	$8,708	$(34,682)

(a) Net realized gain/(loss) and net unrealized appreciation/(depreciation) are included in the related amounts on investments in the Statement of Operations, as applicable.

June 30, 2013	130

Notes to Financial Statements (Unaudited)

For the six months ended June 30, 2013, the other Funds did not have transfers between the fair value levels designated in the preceding table and unobservable inputs (Level 3) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Derivative Instruments and Hedging Activities: The following discloses the Funds’ use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities but also allow certain Funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, swap contracts, forward foreign currency exchange contracts, and purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, certain Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk: Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk: Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the value of the foreign currency denominated security will increase as the dollar depreciates against the currency.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease or hedge exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected, resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to settle the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the

131	June 30, 2013

Notes to Financial Statements (Unaudited)

contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of June 30, 2013, the Investment Grade Fixed-Income Fund held futures contracts outstanding with an unrealized (loss) of $(9,919). No other Funds held futures contracts at June 30, 2013.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and unexpected movements in security values. No Funds held purchased or written options at June 30, 2013.

Swap Agreements: Certain Funds may enter into interest rate, index, equity, currency exchange rate, total return and credit default swap agreements, as well as purchase and sell options to enter into such swap agreements, for hedging and non-hedging purposes. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index).

Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. The credit default swap agreement may have as reference obligations one or more securities that are not currently held by a Fund. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment and/or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness.

June 30, 2013	132

Notes to Financial Statements (Unaudited)

Total return swap agreements are contracts in which one party agrees to make periodic payments based on the change in market value of underlying assets, which may include a specified security, basket of securities, defined portfolios of bonds, loans and mortgages, or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets or indices. Total return swap agreements may be used to obtain exposure to a security or market index without owning or taking physical custody of such security or component securities of a market index. Total return swap agreements may effectively add leverage to a Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are a mechanism for the user to accept the economic benefits of asset ownership without utilizing the balance sheet. The other leg of the swap, usually the London Interbank Offered Rate (“LIBOR”), is spread to reflect the non-balance sheet nature of the product. Total return swaps can be designed with any underlying asset agreed between two parties. Typically no notional amounts are exchanged with total return swaps. Total return swap agreements entail the risk that a party will default on its payment obligations to a Fund thereunder. Swap agreements also entail the risk that a Fund will not be able to meet its obligation to the counterparty. Generally, a Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments).

Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net present value of amounts to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered in accordance with applicable regulatory requirements to limit any potential leveraging of a Fund’s portfolio. The Fund’s maximum risk of loss from counterparty credit risk is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Obligations under swap agreements so covered will not be construed to be “senior securities” for purposes of the Funds’ investment restriction concerning senior securities.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on Forward Management’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund’s repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Code, may limit a Fund’s ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements.

During the six months ended June 30, 2013, the Frontier Strategy Fund and the Total MarketPlus Fund invested in swap agreements consistent with the Funds’ investment strategies to gain exposure to certain markets or indices. Swap agreements held at June 30, 2013 are disclosed in the Portfolio of Investments. No other Funds held swap agreements at June 30, 2013.

The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not necessarily representative of the Funds’ net exposure. Cash held as collateral is in a segregated account with the Funds’ custodian and is reflected in the Statement of Assets and Liabilities.

Balance Sheet – Fair Value of Derivatives Instruments as of June 30, 2013(a):

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$1,510,228	Unrealized loss on swap contracts	$226,330

Total		$1,510,228		$226,330

133	June 30, 2013

Notes to Financial Statements (Unaudited)

Derivatives not Accounted for as Hedging Instruments	Asset Derivatives Balance Sheet Location	Fair Value	Liabilities Derivatives Balance Sheet Location	Fair Value
Investment Grade Fixed-Income Fund
Interest Rate Contracts (Futures Contracts)		—	Variation margin payable	$9,919

Total		—		$9,919

Total MarketPlus Fund
Equity Contracts (Total Return Swaps)	Unrealized gain on swap contracts	$2,850,298	Unrealized loss on swap contracts	$354,914

Total		$2,850,298		$354,914

(a) For open derivative instruments as of June 30, 2013, see the Portfolio of Investments. The Portfolio of Investments is representative of the activity for the six months ended June 30, 2013.

The gains/(losses) in the table below are included in the “Net realized gain/(loss)” or “Net change in unrealized gain/(loss)” on the Statement of Operations.

The Effect of Derivatives Instruments on the Statement of Operations for the six months ended June 30, 2013:

Derivatives not Accounted for as Hedging Instruments	Location of Gains/(loss) on Derivatives Recognized in Income	Realized Gain/(loss) on Derivatives Recognized in Income	Change in Unrealized Gain/(loss) on Derivatives Recognized in Income
Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	Net realized gain on swap contracts/Net change in unrealized appreciation/(depreciation) on swap contracts	$6,091,511	$537,747

Total		$6,091,511	$537,747

Investment Grade Fixed-Income Fund
Interest Rate Contracts (Futures Contracts)	Net realized gain on futures contracts/Net change in unrealized appreciation/(depreciation) on futures contracts	$49,689	$(3,271)

Total		$49,689	$(3,271)

Total MarketPlus Fund
Equity Contracts (Total Return Swaps)	Net realized gain on swap contracts/Net change in unrealized appreciation/(depreciation) on swap contracts	$6,674,052	$(1,666,818)

Total		$6,674,052	$(1,666,818)

June 30, 2013	134

Notes to Financial Statements (Unaudited)

Certain derivative contracts and repurchase agreements are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of June 30, 2013:

Offsetting of Financial Assets and Derivative Assets:

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments(a)	Cash Collateral Received(a)	Net Amount
Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	$1,510,228	$—	$1,510,228	$—	$—	$1,510,228

Total	$1,510,228	$—	$1,510,228	$—	$—	$1,510,228

Total MarketPlus Fund
Equity Contracts (Total Return Swaps)	$2,850,298	$—	$2,850,298	$—	$—	$2,850,298

Total	$2,850,298	$—	$2,850,298	$—	$—	$2,850,298

U.S. Government Money Fund
Repurchase Agreements	$82,000,000	$—	$82,000,000	$(82,000,000)	$—	$—

Total	$82,000,000	$—	$82,000,000	$(82,000,000)	$—	$—

Offsetting of Financial Liabilities and Derivative Liabilities:

	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts Not Offset in the Statement of Assets and Liabilities
				Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
Frontier Strategy Fund
Equity Contracts (Total Return Swaps)	$226,330	$—	$226,330	$—	$(226,330)	$—

Total	$226,330	$—	$226,330	$—	$(226,330)	$—

Total MarketPlus Fund
Equity Contracts (Total Return Swaps)	$354,914	$—	$354,914	$—	$(310,070)	$44,844

Total	$354,914	$—	$354,914	$—	$(310,070)	$44,844

(a) These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

135	June 30, 2013

Notes to Financial Statements (Unaudited)

Warrants: Certain Funds may invest in warrants. A Fund may purchase warrants issued by domestic and foreign companies to purchase newly created equity securities consisting of common and preferred stock. Warrants are securities that give the holder the right, but not the obligation, to purchase equity issues of the company issuing the warrants, or a related company, at a fixed price either on a certain date or during a set period. The equity security underlying a warrant is authorized at the time the warrant is issued or is issued together with the warrant.

Investing in warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security; and, thus, can be a speculative investment. At the time of issue, the cost of a warrant is substantially less than the cost of the underlying security itself, and price movements in the underlying security are generally magnified in the price movements of the warrant. This leveraging effect enables the investor to gain exposure to the underlying security with a relatively low capital investment.

This leveraging increases an investor’s risk, as a complete loss of the amount invested in the warrant may result in the event of a decline in the value of the underlying security. In addition, the price of a warrant tends to be more volatile than, and may not correlate exactly to, the price of the underlying security. If the market price of the underlying security is below the exercise price of the warrant on its expiration date, the warrant will generally expire without value. The value of a warrant may decline because of a decline in the value of the underlying security, the passage of time, changes in interest rates or in the dividend or other policies of the company whose equity underlies the warrant, a change in the perception as to the future price of the underlying security, or any combination thereof. Warrants generally pay no dividends and confer no voting or other rights other than to purchase the underlying security. The Funds held no warrants as of June 30, 2013.

Cash Management Transactions: The Funds may hold cash balances in bank demand deposit accounts with the Funds’ custodian, Citibank, N.A. (“Citibank”). Such amounts are readily accessible to purchase investments or pay Fund expenses. The Funds consider liquid assets deposited in a bank demand deposit account to be cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds may maintain demand deposit accounts that have an aggregate value in excess of Federal Deposit Insurance Corporation (FDIC) insurance limits. As a result, the Funds may be exposed to credit risk in the event of insolvency or other failure of Citibank to meet its obligations.

Investment in the Forward U.S. Government Money Fund: The Funds are permitted to invest daily available cash balances in an affiliated money market fund. The Funds may invest the available cash in Class Z shares of the Forward U.S. Government Money Fund (“U.S. Government Money Fund”) to seek current income while preserving liquidity. The U.S. Government Money Fund is a registered open-end management investment company, regulated as a money market fund under the 1940 Act.

When applicable, the Funds’ investment in the U.S. Government Money Fund is included in the Portfolio of Investments. Shares of the U.S. Government Money Fund are valued at their net asset value per share. As a shareholder, the Funds are indirectly subject to the proportional share of the U.S. Government Money Fund Class Z expenses, including its management fee. The Advisor will waive fees and/or reimburse expenses in an amount equal to the indirect management fees incurred through the Funds’ investment in the U.S. Government Money Fund. During the six months ended June 30, 2013, none of the Funds invested in the U.S. Government Money Fund.

Distributions to Shareholders: Dividends from net investment income, if any, are declared and paid annually for the Frontier Strategy Fund and the Total MarketPlus Fund; quarterly for the Growth & Income Allocation Fund, the Growth Allocation Fund and the Multi-Strategy Fund; monthly for the Balanced Allocation Fund, the High Yield Bond Fund, the Income & Growth Allocation Fund, the Income Builder Fund and the Investment Grade Fixed-Income Fund; and declared daily and paid monthly for the U.S. Government Money Fund. For all Funds, net realized capital gains, if any, are distributed annually. There is no guarantee that the companies held by the Funds will continue paying dividends.

Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. Therefore, the source of the Funds’ distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain or from paid-in-capital depending upon the type of book/tax differences that may exist.

The Funds recharacterize distributions received from REIT investments based on information provided by the REITs into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REITs, the recharacterization will be estimated based on available information that may include the previous year’s allocation. If new or additional information becomes available from the REITs at a later date, a recharacterization will be made in the following annual financial reporting period. There is no guarantee that the REITS held by the Funds will continue to pay dividends. The Funds record as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as long-term capital gain in the Statement of Operations, and the amount recharacterized as a return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities and in the Portfolio of Investments. These recharacterizations are reflected in the accompanying financial statements.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes

June 30, 2013	136

Notes to Financial Statements (Unaudited)

substantially all of its taxable or tax-exempt income, if any, for its tax year ending December 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no provision is made by the Funds for Federal income or excise taxes. Withholding taxes on foreign dividends are paid or provided for in accordance with the applicable country’s tax rules and rates. Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses, short-term capital gains and losses, capital losses related to wash sales, unrealized appreciation of certain investments in non-U.S. securities, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes. The Funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

As of and during the six months ended June 30, 2013, and for all open tax years, the Funds did not have a liability for any unrecognized tax benefits in the accompanying financial statements. The Funds recognize the interest and penalties, if any, related to the unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties. Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

Expenses: Expenses that are specific to a Fund or class of shares of a Fund are charged directly to that Fund or share class. Expenses that are common to all Funds generally are allocated among the Funds in proportion to their average daily net assets. For Funds offering multiple share classes, all of the realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class in proportion to its average daily net assets. Fees provided under the distribution (Rule 12b-1), shareholder services and/or administrative services plans for a particular class of a Fund are charged to the operations of such class.

ReFlow Transactions: During the period from May 17, 2013 to June 30, 2013, certain Funds participated in ReFlow, a program designed to provide an alternative liquidity source for mutual funds experiencing redemptions of their shares. In order to pay cash to shareholders who redeem their shares on a given day, a mutual fund typically must hold cash in its portfolio, liquidate portfolio securities, or borrow money, all of which impose certain costs on the fund. ReFlow provides participating mutual funds with another source of cash by standing ready to purchase shares from a fund equal to the amount of the fund’s net redemptions on a given day. ReFlow then generally redeems those shares when the fund experiences net sales. In return for this service, the fund will pay a fee to ReFlow at a rate determined by a daily auction with other participating mutual funds. The costs to a Fund for participating in ReFlow are generally expected to be influenced by and comparable to the cost of other sources of liquidity, such as the Fund’s short-term lending arrangements or the costs of selling portfolio securities to meet redemptions. ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of any Fund, but in no case will ReFlow’s position in any fund exceed $15 million.

ReFlow Services, LLC (“ReFlow Services”), the entity which facilitates the day-to-day operations of ReFlow, is under common control with Forward Management. In light of this, the Board of Trustees has adopted certain procedures to govern the Funds’ participation in ReFlow. ReFlow fees that were incurred by the Funds during the period ended June 30, 2013 are recorded in the Statement of Operations.

137	June 30, 2013

Notes to Financial Statements (Unaudited)

3. Investment Management Services

The Trust has entered into an investment management agreement with Forward Management pursuant to which Forward Management provides investment management services to the Funds and is entitled to receive a fee calculated daily and payable monthly at the following annual rates, as of June 30, 2013, based on each Fund’s average daily net assets:

Fund	Advisory Fee
Frontier Strategy Fund	0.85%

High Yield Bond Fund	0.25%

Investment Grade Fixed-Income Fund	0.25%

Total MarketPlus Fund	0.50%

U.S. Government Money Fund	0.08%(a)

Balanced Allocation Fund	0.10%(b)

Growth & Income Allocation Fund	0.10%(b)

Growth Allocation Fund	0.10%(b)

Income & Growth Allocation Fund	0.10%(b)

Income Builder Fund	0.10%(c)

Multi-Strategy Fund	0.10%(b)

(a) Effective April 4, 2011, in an attempt to enhance the yield of the U.S. Government Money Fund, Forward Management has agreed to waive its management fee to the extent necessary in order to maintain the Fund’s (or class thereof, as applicable) current yield at or above 0.01% (1 basis point). Any such waiver of the management fee is voluntary and may be revised or terminated by Forward Management at any time without notice. There is no guarantee that the Fund will be able to maintain a current yield at or above 0.01%. For the six months ended June 30, 2013, the management fee waivers are recorded in the Statement of Operations.

(b) Forward Management has contractually agreed to waive its investment management fee until April 30, 2014. The waivers for the investment management fees are reflected in the Statement of Operations.

(c) Forward Management contractually agreed to waive its investment management fee through April 30, 2013. The waivers for the investment management fees are reflected in the Statement of Operations.

The Trust has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) that allows the Allocation Funds to enter into a special servicing agreement with the Underlying Funds under which the Underlying Funds will pay the expenses of the Allocation Funds (other than the Allocation Funds’ direct management fees, distribution and service fees, and administrative services fees) to the extent that the Underlying Funds derive additional financial and other benefits as a result of investments from the Allocation Funds. None of the expenses incurred by the Allocation Funds for the six months ended June 30, 2013 were paid by the Underlying Funds.

The Trust and Forward Management have entered into investment sub-advisory agreements with First Western Capital Management Company (“First Western”) for the High Yield Bond Fund and Pacific Investment Management Company LLC (“PIMCO”) for the Investment Grade Fixed-Income Fund (each a “Sub-Advisor” and, collectively, the “Sub-Advisors”). Pursuant to these agreements, the Sub-Advisors provide investment sub-advisory services to the Funds and are entitled to receive a fee from the Trust calculated daily and payable monthly at the following annual rates, as of June 30, 2013, based on each Fund’s average daily net assets:

Fund	Sub-Advisory Fee
High Yield Bond Fund	0.25%

Investment Grade Fixed-Income Fund	0.25%

June 30, 2013	138

Notes to Financial Statements (Unaudited)

Expense Limitations: Forward Management has entered into Expense Limitation Agreements with certain Funds, which limits the total expenses (exclusive of brokerage costs, interest, taxes, dividends, acquired fund fees and expenses, and extraordinary expenses) of certain classes of certain Funds, through a specified date. In addition, Forward Management may voluntarily reimburse additional expenses of certain classes of certain Funds. Following are the annual expense limitation rates and expiration dates for the Funds with an Expense Limitation Agreement:

Fund	Investor Class	Institutional Class	Class A	Class C	Advisor Class	Class Z	End Date
Frontier Strategy Fund (a)	1.29%	0.99%	N/A	N/A	0.99%	0.89%	April 30, 2014
Total MarketPlus Fund	1.25%	0.85%	N/A	N/A	N/A	0.75%	April 30, 2014
Income Builder Fund (b)	0.99%	0.49%	0.74%	1.49%	N/A	N/A	April 30, 2014

(a) From January 1, 2013 to April 30, 2013, Forward Management had a contractual obligation to waive any portion of its fees in amounts necessary to limit the Frontier Strategy Fund’s Investor Class, Institutional Class, Advisor Class and Class Z shares’ operating expenses to an annual rate of 1.49%, 1.19%, 1.19% and 1.09%, respectively.

(b) Prior to May 1, 2013, the Income Builder Fund did not have an expense limitation agreement with Forward Management.

Pursuant to the Expense Limitation Agreements, each Fund will reimburse Forward Management for any fee waivers and expense reimbursements made by Forward Management, provided that any such reimbursements made by a Fund to Forward Management will not cause the Fund’s expense limitation to exceed expense limitation rates in existence at the time the expense was incurred, or at the time of the reimbursement, whichever expense limitation rate is lower, and the reimbursement is made within three years following the year in which the expenses were incurred.

For the six months ended June 30, 2013, the fee waivers and/or reimbursements were as follows:

Fund	Fees Waived/ Reimbursed by Advisor	Recoupment of Past Waived Fees by Advisor	Total
Frontier Strategy Fund
Investor Class	$2,312	$0	$2,312
Institutional Class	43,433	0	43,433
Advisor Class	6	0	6
Class Z	3,843	0	3,843
Total MarketPlus Fund
Investor Class	1,801	0	1,801
Institutional Class	23,983	0	23,983
Class Z	14,127	0	14,127
Income Builder Fund
Class A	465	0	465
Class C	809	0	809
Investor Class	243	0	243
Institutional Class	1,518	0	1,518

As of June 30, 2013, the balances of recoupable expenses for each Fund were as follows:

Fund	2012	2013	Total
Frontier Strategy Fund
Investor Class	$500	$2,312	$2,812
Institutional Class	9,205	43,433	52,638
Advisor Class	1	6	7
Class Z	1,432	3,843	5,275
Total MarketPlus Fund
Investor Class	43	1,801	1,844
Institutional Class	87	23,983	24,070
Class Z	98	14,127	14,225
Income Builder Fund
Class A	N/A	465	465
Class C	N/A	809	809
Investor Class	N/A	243	243
Institutional Class	N/A	1,518	1,518

139	June 30, 2013

Notes to Financial Statements (Unaudited)

4. Distribution and Shareholder Services Plans

The Funds have adopted Distribution Plans (the “Distribution Plans”) pursuant to Rule 12b-1 of the 1940 Act which allow each of the Funds to pay for the sale and distribution of its shares at an annual rate of up to 0.25% of each Fund’s average daily net assets attributable to Investor Class shares, up to 0.35% of the Fund’s average daily net assets attributable to Class A shares of the Allocation Funds (except the Income Builder Fund), up to 0.25% of the Fund’s average daily net assets attributable to Class A shares of the U.S. Government Money Fund and the Income Builder Fund, and up to 0.75% of each Fund’s average daily net assets attributable to Class C shares.

The Funds have adopted a Shareholder Services Plan (the “Shareholder Services Plan”) with respect to the Investor Class shares of each Fund (with the exception of the Frontier Strategy Fund). Pursuant to the Shareholder Services Plan, the Trust will pay independent service organizations who provide administrative and support services. The amounts payable to service organizations under the Shareholder Services Plan for these expenses on an annual basis is up to 0.25% of the average daily net assets of each Fund attributable to Investor Class shares; provided, however, that no Fund shall directly or indirectly pay any distribution-related amounts that will be allocated under the Funds’ Distribution and Shareholder Services Plan.

The Frontier Strategy Fund has adopted a Shareholder Services Plan that may be used to pay Shareholder Servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets attributable to Investor Class shares and up to 0.10% of the Fund’s average daily net assets attributable to Institutional Class and Advisor Class shares. The other Funds (except the Allocation Funds) have adopted a Shareholder Services Plan that may be used to pay Shareholder Servicing fees at an annual rate of up to 0.10% of each Fund’s average daily net assets attributable to Institutional Class shares and up to 0.25% of each Fund’s average daily net assets attributable to Class C shares.

The Board may temporarily reduce and/or eliminate the payment of Rule 12b-1 fees with respect to the U.S. Government Money Fund to assist the U.S. Government Money Fund’s efforts to maintain a $1.00 net asset value per share. Effective April 1, 2009, the Board of Trustees temporarily eliminated Rule 12b-1 fees for the Investor Class, Class A and Class C shares of the U.S. Government Money Fund, and the Shareholder Services fees for the Investor Class and Class C shares of the U.S. Government Money Fund. Any reduction and/or elimination of the U.S. Government Money Fund’s Rule 12b-1 fees may be reinstated by the Board at any time.

The expenses of the Funds’ Distribution Plans and Shareholder Services Plan are reflected as distribution and shareholder service fees in the Statement of Operations.

U.S. Government Money Fund Administrative Plan: The U.S. Government Money Fund has adopted an Administrative Plan with respect to its Institutional Class, Investor Class, Class A and Class C shares. Pursuant to the Administrative Plan, the U.S. Government Money Fund will pay Forward Management for certain administrative, informational and support services to investors who may from time to time beneficially own Fund shares either directly or through omnibus accounts. The amount payable to Forward Management is up to 0.25% of the average daily net assets of the Institutional Class shares, Investor Class shares, Class A shares and Class C shares of the Fund, respectively; provided, however, that the Fund shall not directly or indirectly pay any distribution or non-distribution related amounts for the Investor Class shares, Class A shares or Class C shares that will be allocated under the Fund’s Distribution and Shareholder Services Plans or any non-distribution related amounts for the Investor Class shares that will be allocated under the Fund’s Administrative Plan. Effective May 1, 2012, Forward Management has entered into an agreement with the Fund to contractually waive through April 30, 2014 the Administrative Plan fees totaling 0.25% of the average daily net assets of the Institutional Class, Investor Class, Class A and Class C shares of the U.S. Government Money Fund. Pursuant to this agreement, the U.S. Government Money Fund agrees to pay Forward Management the amount of Administrative Fees that would have been payable by the Fund to Forward Management for a period of three years following the year in which the Administrative Fees were incurred, provided that any such reimbursement will not be made with respect to a class of the Fund if it, together with the payment of all other applicable fees and expenses, would cause the net yield of that class of the Fund to be less than an annualized yield of 0.01%.

As of June 30, 2013, the balances of recoupable Administrative Fees for the U.S. Government Money Fund were as follows:

Fund	2012	2013	Total
U.S. Government Money Fund
Class A	$1,930	$1,585	$3,515
Class C	3,559	1,710	5,269
Institutional Class	196,590	103,072	299,662
Investor Class	2,508	1,874	4,382

The expenses of the U.S. Government Money Fund’s Administrative Plan are reflected as administrative service fees in the Statement of Operations.

Distributor, Administrator, Transfer Agent & Custodian

Forward Securities, LLC (the “Distributor”) serves as the Funds’ distributor. The Distributor acts as an agent for the Funds and the distributor of their shares.

ALPS Fund Services, Inc. (“AFS”) serves as the Funds’ administrator, transfer agent and dividend paying agent.

Citibank is the Funds’ custodian.

5. Trustee and Officer Fees

The Funds do not pay any compensation directly to the officers or trustees who are also trustees, officers or employees of Forward Management or its affiliates, except

June 30, 2013	140

Notes to Financial Statements (Unaudited)

as noted below. As of June 30, 2013, there were seven Trustees, six of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (each, an “Independent Trustee”). The Funds pay each Independent Trustee a retainer fee in the amount of $35,000 per year, $12,500 each per regular meeting for attendance in person, $9,000 each per regular meeting for attendance by telephone, $3,000 each for attendance in person at each special meeting that is not held in conjunction with a regular meeting, $2,250 each for attendance at a special telephonic meeting, and $1,000 each per day for participation in Trust-related meetings not held in conjunction with a meeting. The Chairman of the Board of Trustees, the Chairman of the Audit Committee and the Chairman of the Nominating Committee each receive a special retainer fee in the amount of $10,000, $10,000 and $7,500, respectively per year. The interested Trustee receives no compensation from the Funds. In addition, Independent Trustees receive reimbursements for reasonable out-of-pocket expenses incurred for their services as a Trustee.

The Funds’ Chief Compliance Officer is employed by Forward Management. The Funds pay an allocated portion of the Chief Compliance Officer’s compensation and other related expenses, subject to approval by the Board of Trustees.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide general indemnification. Each Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Funds. Based on experience, however, the Funds expect the risk of loss to be remote.

7. Shares of Beneficial Interest

The capitalization of the Trust consists of an unlimited number of shares of beneficial interest with no par value per share. The Board of Trustees may establish additional Funds and classes of shares at any time in the future without shareholder approval. Holders of shares of the Funds of the Trust have one vote for each share held and a proportionate fraction of a vote for each fractional share. All shares issued and outstanding are fully paid and are non-assessable, transferable and redeemable at the option of the shareholder. Shares have no pre-emptive rights.

The following entities owned of record or beneficially, as of June 30, 2013, 5% or greater of any class of the Funds’ outstanding equity securities:

Fund	Name	Percentage
Frontier Strategy Fund
Investor Class	Forward Management, LLC	49.32%
	National Financial Services Corp.	26.80%
	Pershing LLC	8.56%
	Charles Schwab & Co., Inc.	6.33%

Institutional Class	Charles Schwab & Co., Inc.	54.44%
	BMO Harris Bank NA (M&I Trust)	22.05%
	TD Ameritrade, Inc.	10.61%
	Mid Atlantic Capital Corp	6.15%

Advisor Class	Forward Management, LLC	100.00%

Class Z	Gerlach & Co., LLC	100.00%

High Yield Bond Fund
Investor Class	Genworth Financial Trust	85.39%
	Pershing LLC	9.31%

Institutional Class	BMO Harris Bank NA (M&I Trust)	47.05%
	Charles Schwab & Co., Inc.	23.07%
	National Financial Services Corp.	12.47%
	TD Ameritrade, Inc.	5.48%

Fund	Name	Percentage
High Yield Bond Fund (continued)
Class C	Pershing LLC	33.39%
	Wells Fargo Investments, LLC	27.87%
	National Financial Services Corp.	12.75%
	LPL Financial Services	12.50%

Class Z	Gerlach & Co., LLC	100.00%

Investment Grade Fixed Income Fund
Investor Class	National Financial Services Corp.	63.59%
	Pershing LLC	24.20%

Institutional Class	LPL Financial Services	33.24%
	Orrstown Bank	32.82%
	HillsTrust	14.45%

Class Z	Gerlach & Co., LLC	100.00%

Total MarketPlus Fund
Investor Class	E*Trade Clearing LLC	41.65%
	Pershing LLC	19.42%
	National Financial Services Corp.	10.32%
	Scott & Stringfellow Inc	6.92%

141	June 30, 2013

Notes to Financial Statements (Unaudited)

Fund	Name	Percentage
Total MarketPlus Fund (continued)
Institutional Class	Edgewood Services	42.44%
	Charles Schwab & Co., Inc.	27.77%
	National Financial Services Corp.	5.42%

Class Z	Gerlach & Co., LLC	100.00%

US Government Money Fund
Investor Class	MSCS Financial Services Trust	20.73%
	Trust Company of Stern Agee & Leech	14.37%
	Forward Management, LLC	8.26%

Institutional Class	Zions First National Bank Corp.	86.13%
	American Marine Bank	7.08%

Class A	Pershing LLC	17.23%
	American Investors Company	15.31%
	Securities America	7.69%
	Cetera Investment Services	5.79%
	BancWest Investment Service, Inc	5.36%

Class C	Capitol Securities Management	25.45%
	Morgan Stanley	19.39%
	Mult-Financial Securites Corp.	8.53%
	Securities America	7.85%

Class Z	Zions First National Bank Corp.	78.41%
	Gerlach & Co., LLC	21.59%

Balanced Allocation Fund
Investor Class	NFP Securities, Inc	36.06%
	Baylake Bank Trust Department	12.98%
	Bank of Edwardsville	12.12%

Institutional Class	Orrstown Bank	70.15%
	Trust Company of Stern Agee & Leech	5.99%

Class A	Pershing LLC	35.19%
	Charles Schwab & Co., Inc.	21.12%
	LPL Financial Services	7.52%

Class C	Pershing LLC	23.47%
	Peoples Bank Asset Management & Trust Services	19.16%
	Charles Schwab & Co., Inc.	14.39%
	National Financial Services Corp.	6.42%

Growth & Income Allocation Fund
Investor Class	Bank of Edwardsville	11.56%
	NFP Securities, Inc	8.90%
	Baylake Bank Trust Department	8.20%
	National Financial Services Corp.	7.48%

Fund	Name	Percentage
Growth & Income Allocation Fund (continued)
Institutional Class	Orrstown Bank	39.06%
	GWFS Equities Inc.	16.66%
	Pershing LLC	7.27%

Class A	Pershing LLC	40.51%
	Charles Schwab & Co., Inc.	22.44%

Class C	Pershing LLC	31.20%
	Charles Schwab & Co., Inc.	12.54%
	Centier Bank/The First Company	10.07%

Growth Allocation Fund
Investor Class	Baylake Bank Trust Department	39.23%
	Bank of Edwardsville	7.68%
	The Investment Center, Inc.	7.61%
	Raymond James Financial Services	5.48%

Institutional Class	Orrstown Bank	25.30%
	Trust Company of Stern Agee & Leech	14.09%
	GWFS Equities Inc.	7.87%

Class A	Pershing LLC	44.37%
	Charles Schwab & Co., Inc.	8.92%
	National Financial Services Corp.	6.76%

Class C	Pershing LLC	34.59%
	National Financial Services Corp.	7.14%
	Centier Bank/The First Company	5.87%
	Peoples Bank Asset Management & Trust Services	5.28%
	Charles Schwab & Co., Inc.	5.10%

Income & Growth Allocation Fund
Investor Class	Trust Company of Stern Agee & Leech	27.38%
	Baylake Bank Trust Department	16.95%
	Randy L Copus & Associates, LLC	16.30%
	Raymond James Financial Services	12.80%
	Charles Schwab & Co., Inc.	12.56%

Institutional Class	Orrstown Bank	81.77%

Class A	Pershing LLC	34.47%
	Charles Schwab & Co., Inc.	17.86%
	Wells Fargo Investments, LLC	5.88%
	Cetera Investment Services	5.79%

Class C	Pershing LLC	30.95%
	Wells Fargo Investments, LLC	12.52%
	Charles Schwab & Co., Inc.	9.31%
	HTK Hornor Townsend & Kent, Inc.	8.61%
	Resource Horizons Group, LLC	5.22%

June 30, 2013	142

Notes to Financial Statements (Unaudited)

Fund	Name	Percentage
Income Builder Fund
Investor Class	National Financial Services Corp.	55.13%
	Pershing LLC	10.25%
	Trust Company of Stern Agee & Leech	7.78%
	TD Ameritrade, Inc.	7.11%
	Randy L Copus & Associates, LLC	6.95%

Institutional Class	Orrstown Bank	67.22%

Class A	National Financial Services Corp.	47.22%
	Pershing LLC	26.44%
	LPL Financial Services	14.63%

Class C	Pershing LLC	51.40%
	Peoples Bank Asset Management & Trust Services	11.35%
	Rice Pontes Capital Inc.	6.66%
	Charles Schwab & Co., Inc.	5.30%

Fund	Name	Percentage
Multi-Strategy Fund
Investor Class	LPL Financial Services	43.03%
	National Financial Services Corp.	19.83%
	Bank of Edwardsville	13.67%
	Trust Company of Stern Agee & Leech	5.92%

Institutional Class	Trust Company of Stern Agee & Leech	30.47%
	GWFS Equities Inc.	17.00%
	E*Trade Clearing LLC	8.77%
	Charles Schwab & Co., Inc.	8.34%
	SEI Private Trust Co.	6.94%

Class A	Pershing LLC	30.05%
	Charles Schwab & Co., Inc.	24.46%

Class C	Pershing LLC	37.57%
	LPL Financial Services	12.18%
	Centier Bank/The First Company	6.99%
	Charles Schwab & Co., Inc.	6.09%

8. Purchases and Sales of Investments

Investment transactions for the six months ended June 30, 2013, excluding U.S. Government Obligations, short-term investments and short sales, were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Frontier Strategy Fund	$15,052,672	$5,601,366
High Yield Bond Fund	147,217,393	151,095,856
Investment Grade Fixed-Income Fund	2,655,516	18,883,167
Total MarketPlus Fund	51,141,602	53,883,869
Balanced Allocation Fund	8,675,251	23,514,581
Growth & Income Allocation Fund	14,975,282	25,205,777
Growth Allocation Fund	16,825,257	24,948,004
Income & Growth Allocation Fund	3,400,149	50,230,034
Income Builder Fund	13,425,000	10,043,522
Multi-Strategy Fund	9,160,635	14,275,569

Investment transactions in U.S. Government Obligations for the six months ended June 30, 2013 were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Frontier Strategy Fund	$14,120,616	$10,800,390
Investment Grade Fixed-Income Fund	32,081,246	27,838,307

143	June 30, 2013

Notes to Financial Statements (Unaudited)

9. Tax Basis Information

Tax Basis of Investments: As of June 30, 2013, the aggregate cost of investments, gross unrealized appreciation/ (depreciation) and net unrealized appreciation/ (depreciation) for Federal tax purposes was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (depreciation)
Frontier Strategy Fund	$60,591,322	$241,427	$(400,678)	$(159,251)
High Yield Bond Fund	123,290,121	2,177,590	(1,834,897)	342,693
Investment Grade Fixed-Income Fund	40,364,719	1,153,636	(8,536,861)	(7,383,225)
Total MarketPlus Fund	24,820,153	132,076	(159,332)	(27,256)
U.S. Government Money Fund	95,213,700	0	0	0
Balanced Allocation Fund	28,722,963	1,464,962	(519,112)	945,850
Growth & Income Allocation Fund	37,571,383	1,111,512	(775,219)	336,293
Growth Allocation Fund	35,105,555	1,171,225	(684,486)	486,739
Income & Growth Allocation Fund	16,970,503	1,020,605	(128,750)	891,855
Income Builder Fund	20,535,588	490,204	(411,419)	78,785
Multi-Strategy Fund	12,993,834	271,515	(404,053)	(132,538)

Capital Losses: As of December 31, 2012, the following Funds had available for Federal income tax purposes unused capital losses as follows:

Pre-Enactment Capital Losses

Fund	Expiring in 2015	Expiring in 2016	Expiring in 2017	Expiring in 2018
High Yield Bond Fund	—	—	$162,556	—
Investment Grade Fixed-Income Fund	—	$1,514,123	—	$7,106,398
Total MarketPlus Fund	—	—	13,136,742	—
U.S. Government Money Fund	—	—	345	—
Income Builder Fund	$2,272	207,103	32,036	—

Capital loss carryovers used during the period ended December 31, 2012, were:

Fund	Amount
High Yield Bond Fund	$2,664,783
Investment Grade Fixed-Income Fund	2,251,234
Total MarketPlus Fund	5,827,403
U.S. Government Money Fund	12,427
Income Builder Fund	140,989

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (“the Act”) was enacted. Certain of the enacted provisions include:

Post enactment losses may now be carried forward indefinitely, but must retain the character of the original loss. However, such losses must be utilized prior to the pre-enactment capital loss, which increases the likelihood that the pre-enactment capital losses will expire unused. Under the pre-enactment law, capital losses could be carried forward for eight years and carried forward as short-term capital losses irrespective of the character of the original loss. The Act contains simplification provisions, which are aimed at preventing disqualification of a Regulated Investment Company (“RIC”) for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Act exempts RICs from the preferential dividend rule and repeals the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

The Funds have adopted the noted provisions of the Act for the period ending June 30, 2013.

June 30, 2013	144

Notes to Financial Statements (Unaudited)

Post-Enactment Capital Losses*

Capital losses as of December 31, 2012 deferred to the next tax year were as follows:

Fund	Short-Term	Long-Term
Frontier Strategy Fund	$3,212,541	$1,309,876
Balanced Allocation Fund	1,659,186	2,636,146
Growth & Income Allocation Fund	1,875,794	3,819,092
Growth Allocation Fund	2,368,890	6,118,344
Multi-Strategy Fund	1,394,151	2,909,207

The Funds elect to defer to the period ending December 31, 2013 capital losses recognized during the period November 1, 2012 to December 31, 2012 in the amount of:

Fund	Amount
Frontier Strategy Fund	$1,105,802
High Yield Bond Fund	3,434
Investment Grade Fixed-Income Fund	511,325
Growth & Income Allocation Fund	3,197
Growth Allocation Fund	4,804
Income Builder Fund	8,693

*Post-Enactment Capital Losses arise in fiscal years beginning after December 22, 2010, and exclude any elective late-year capital losses (during the period November 1st to December 31st) deferred for the current fiscal year. As a result of the enactment of the Act, pre-enactment capital loss carry forwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

Tax Basis of Distributions to Shareholders: Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP. The amounts and characteristics of tax basis distributions and composition of distributable earnings/(accumulated losses) are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of June 30, 2013.

The tax character of distributions paid for the year ended December 31, 2012, were as follows:

Fund	Ordinary Income Total	Long-Term Capital Total	Return of Capital
Frontier Strategy Fund	$4,500,001	—	—
High Yield Bond Fund	8,999,289	—	—
Investment Grade Fixed-Income Fund	2,260,972	—	—
U.S. Government Money Fund	64,988	—	—
Balanced Allocation Fund	1,346,149	—	—
Growth & Income Allocation Fund	1,340,055	—	—
Growth Allocation Fund	1,469,920	—	—
Income & Growth Allocation Fund	2,087,833	—	—
Income Builder Fund	912,572	—	—
Multi-Strategy Fund	639,658	—	—

The Funds may own shares in certain foreign investment entities, referred to under U.S. tax law as “passive foreign investment companies” (PFICs). The Funds may elect to mark-to-market annually the shares of each PFIC and may be required to include in distributable income to shareholders any such mark-to-market gains.

145	June 30, 2013

Notes to Financial Statements (Unaudited)

10. Affiliated Companies

Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities or a company that is under common ownership or control.

The purchase, sales, dividend income, capital gains, return of capital distributions received, shares and value of investment of each Allocation Fund in affiliated companies for the six months ended June 30, 2013 were as follows:

Balanced Allocation Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/13	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	98,015	57,725	(44,947)	110,793	$2,476,208	—	$(198,700)
Forward Frontier Strategy Fund	95,090	42,817	(39,263)	98,644	1,062,399	—	19,237
Forward High Yield Bond Fund	252,520	—	(120,705)	131,815	1,351,108	$54,239	107,249
Forward Investment Grade Fixed-Income Fund	742,314	25,908	(177,080)	591,142	6,597,140	143,184	169,086
Forward Managed Futures Strategy Fund(b)	108,287	—	(22,841)	85,446	1,796,960	—	(101,719)
Forward Strategic Alternatives Fund(c)	225,081	26	(225,107)	—	—	251	81,672
Forward Total MarketPlus Fund	14,424	185,895	(100,160)	100,159	3,216,095	—	148,430
Forward Funds—Institutional Class shares
Forward EM Corporate Debt Fund(b)	606,365	—	(298,358)	308,007	2,882,943	103,520	25,378
Forward International Dividend Fund(b)	1,319,433	35,886	(558,568)	796,751	6,134,980	197,608	337,087
Forward International Real Estate Fund(b)	42,610	—	(8,170)	34,440	559,994	12,710	8,240
Forward Real Estate Fund(b)	46,155	—	(17,130)	29,025	411,866	2,048	26,650
Forward Select EM Dividend Fund(b)	245,616	29,890	(136,801)	138,705	3,179,120	77,150	251,553

Total					$29,668,813	$590,710	$874,163

Growth & Income Allocation Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/13	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	104,028	62,340	(34,341)	132,027	$2,950,796	—	$(133,525)
Forward Frontier Strategy Fund	139,754	66,603	(45,854)	160,504	1,728,624	—	26,550
Forward High Yield Bond Fund	165,678	—	(71,591)	94,087	964,394	$36,435	51,277
Forward Investment Grade Fixed-Income Fund	471,933	17,271	(49,354)	439,850	4,908,729	96,232	15,355
Forward Managed Futures Strategy Fund(b)	115,510	—	(12,039)	103,471	2,175,988	—	(53,983)
Forward Strategic Alternatives Fund(c)	240,435	29	(240,464)	—	—	282	(411,691)
Forward Total MarketPlus Fund	21,637	292,903	(144,526)	170,013	5,459,128	—	197,808
Forward Funds—Institutional Class shares
Forward EM Corporate Debt Fund(b)	386,832	—	(151,692)	235,140	2,200,906	71,234	(31,137)
Forward International Dividend Fund(b)	1,951,997	209,331	(772,960)	1,388,368	10,690,432	315,864	319,504
Forward International Real Estate Fund(b)	46,054	5,668	(9,606)	42,116	684,812	15,543	7,101
Forward Real Estate Fund(b)	49,186	—	(13,693)	35,493	503,644	2,334	21,444
Forward Select EM Dividend Fund(b)	360,255	78,858	(193,030)	246,083	5,640,223	125,165	356,083

Total					$37,907,676	$663,088	$364,786

June 30, 2013	146

Notes to Financial Statements (Unaudited)

Growth Allocation Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/13	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	—	52,775	(8,110)	44,665	$998,266	—	$5,433
Forward Frontier Strategy Fund	151,226	76,118	(48,288)	179,056	1,928,435	—	29,791
Forward High Yield Bond Fund	78,895	—	(28,517)	50,378	516,373	$17,890	37,923
Forward Investment Grade Fixed-Income Fund	229,216	23,727	(32,207)	220,736	2,463,415	46,831	3,242
Forward Managed Futures Strategy Fund(b)	104,226	—	(9,637)	94,589	1,989,204	—	(43,328)
Forward Strategic Alternatives Fund(c)	219,506	26	(219,532)	—	—	257	(407,461)
Forward Total MarketPlus Fund	23,442	332,245	(170,365)	185,322	5,950,678	—	201,486
Forward Funds—Institutional Class shares
Forward EM Corporate Debt Fund(b)	191,352	—	(70,842)	120,510	1,127,977	35,694	13,832
Forward International Dividend Fund(b)	2,092,649	276,602	(847,106)	1,522,145	11,720,520	345,045	344,795
Forward International Real Estate Fund(b)	97,416	5,510	(14,898)	88,028	1,431,328	32,485	12,011
Forward Real Estate Fund(b)	111,007	—	(13,731)	97,276	1,380,351	6,275	20,957
Forward Select EM Dividend Fund(b)	385,993	83,627	(204,099)	265,521	6,085,747	136,270	369,637

Total					$35,592,294	$620,747	$588,317

Income & Growth Allocation Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/13	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Commodity Long/Short Strategy Fund(b)	81,382	—	(29,729)	51,653	$1,154,454	—	$(39,115)
Forward Frontier Strategy Fund	91,730	14,272	(70,567)	35,435	381,637	—	35,359
Forward High Yield Bond Fund	544,243	—	(419,944)	124,299	1,274,060	$61,815	332,672
Forward Investment Grade Fixed-Income Fund	1,627,384	—	(1,076,754)	550,630	6,145,027	155,041	569,900
Forward Managed Futures Strategy Fund(b)	155,965	—	(101,582)	54,383	1,143,665	—	(76,424)
Forward Strategic Alternatives Fund(c)	332,634	15	(332,649)	—	—	149	(250,908)
Forward Total MarketPlus Fund	12,622	75,713	(50,180)	38,155	1,225,150	—	53,123
Forward Funds—Institutional Class shares
Forward EM Corporate Debt Fund(b)	1,326,101	20,101	(1,059,241)	286,961	2,685,953	90,379	(136,707)
Forward International Dividend Fund(b)	1,221,271	47,846	(967,208)	301,909	2,324,701	76,646	530,836
Forward International Real Estate Fund(b)	27,857	—	(16,349)	11,508	187,117	4,247	16,963
Forward Real Estate Fund(b)	24,624	—	(14,535)	10,089	143,165	608	10,534
Forward Select EM Dividend Fund(b)	225,855	13,883	(187,495)	52,244	1,197,429	28,040	328,567

Total					$17,862,358	$416,925	$1,374,799

147	June 30, 2013

Notes to Financial Statements (Unaudited)

Income Builder Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/13	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward High Yield Bond Fund	422,485	130,923	(349,623)	203,786	$2,088,802	$51,268	$141,236
Forward Funds—Institutional Class shares
Forward EM Corporate Debt Fund(b)	440,297	169,515	(60,407)	549,405	5,142,433	135,541	(21,588)
Forward Global Infrastructure Fund(b)	44,379	167,443	(62,429)	149,393	3,114,851	33,349	(15,778)
Forward International Dividend Fund(b)	453,919	508,378	(302,212)	660,086	5,082,665	113,955	158,467
Forward Select EM Dividend Fund(b)	—	44,781	(44,781)	—	—	3,514	(6,478)
Forward Select Income Fund(b)	181,169	59,316	(33,060)	207,425	5,185,622	152,541	19,008

Total					$20,614,373	$490,169	$274,866

Multi-Strategy Fund
	Beginning Shares	Gross Purchases	Gross Sales	Ending Shares	Value 6/30/13	Dividend Income	Realized Gain/(Loss)(a)
INVESTMENT COMPANIES
Forward Funds—Class Z shares
Forward Frontier Strategy Fund	90,026	23,884	(25,098)	88,812	$956,503	—	$11,831
Forward Managed Futures Strategy Fund(b)	—	41,780	(9,617)	32,164	676,400	—	1,800
Forward Total MarketPlus Fund	363	6,447	—	6,810	218,683	—	—
Forward Funds—Institutional Class shares
Forward Emerging Markets Fund(b)	—	226,009	(48,190)	177,819	1,904,436	—	9,184
Forward Endurance Long/Short Fund(b)	32,003	—	(6,843)	25,160	660,711	—	3,259
Forward Focus Fund(d)	87,179	—	(87,179)	—	—	—	71,273
Forward Global Credit Long/Short Fund(b)	115,888	—	(56,786)	59,102	1,344,580	$20,777	(78,591)
Forward Global Dividend Fund(b)	154,826	—	(154,826)	—	—	1,831	3,545
Forward Global Infrastructure Fund(b)	—	24,362	(5,510)	18,852	393,069	4,208	1,265
Forward International Dividend Fund(b)	660,772	—	(412,210)	248,562	1,913,927	66,049	280,178
Forward International Real Estate Fund(b)	—	19,477	(5,457)	14,020	227,969	5,174	1,944
Forward International Small Companies Fund(b)	121,982	—	(98,579)	23,403	342,625	—	97,761
Forward Real Estate Long/Short Fund(b)	—	52,760	(8,789)	43,971	1,307,699	6,488	14,227
Forward Select EM Dividend Fund(b)	122,812	—	(122,812)	—	—	4,587	242,857
Forward Select Income Fund(b)	—	43,880	(7,061)	36,818	920,460	28,983	1,411
Forward Tactical Enhanced Fund(b)	31,622	63,780	(19,344)	76,058	1,994,234	—	(4,975)

Total					$12,861,296	$138,097	$656,970

(a) Includes realized capital gains distributions received from the affiliated underlying funds.

(b) The Forward Commodity Long/Short Strategy Fund, the Forward EM Corporate Debt Fund, the Forward Emerging Markets Fund, the Forward Endurance Long/Short Fund, the Forward Global Credit Long/Short Fund, the Forward Global Dividend Fund, the Forward Global Infrastructure Fund, the Forward International Dividend Fund, the Forward International Real Estate Fund, the Forward International Small Companies Fund, the Forward Managed Futures Strategy Fund, the Forward Real Estate Fund, the Forward Real Estate Long/Short Fund, the Forward Select EM Dividend Fund, the Forward Select Income Fund and the Forward Tactical Enhanced Fund’s June 30, 2013 Semi-Annual Report may be obtained at www.forwardinvesting.com.

(c) Effective close of business on April 30, 2013, the Forward Strategic Alternatives Fund was liquidated per the terms of the Board approved plan of liquidation.

(d) Effective close of business on April 30, 2013, the Forward Focus Fund was liquidated per the terms of the Board approved plan of liquidation.

June 30, 2013	148

Notes to Financial Statements (Unaudited)

11. Portfolio of Investments

The investment categories used in this report may differ from the industry classification categories used for determining compliance with industry concentration restrictions and requirements applicable to each of the Funds.

12. Subsequent Events

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements as of June 30, 2013.

13. Legal Proceedings

Lehman Brothers Holdings Inc. Adversary Proceeding: The Investment Grade Fixed-Income Fund is a named noteholder defendant in connection with a pending adversary proceeding in the United States Bankruptcy Court for the Southern District of

New York (Docket No. 10-03547 (JMP)) (the “Adversary Proceeding”). The Adversary Proceeding is brought by Lehman Brothers Special Financing Inc. and names as defendants the issuers of certain asset-backed securities (the “Issuer Defendants”), the trustees for such securities, and certain of the investors in the securities who allegedly received distributions that the plaintiff is asserting should have been distributed to the plaintiff. The claims alleged include preference and avoidance claims under Sections 547, 548 and 549 of the Bankruptcy Code, and all seek return of the distributions received by the defendants. The complaint does not contain a specific monetary demand concerning the Investment Grade Fixed-Income Fund. The Adversary Proceeding is currently stayed pursuant to an order of the Bankruptcy Court. The Investment Grade Fixed-Income Fund has been advised that it received, in the aggregate of $1,256,224 from one Issuer Defendant. At this stage in the proceedings, the Investment Grade Fixed-Income Fund is not able to make a reliable prediction as to the outcome of the lawsuit or the effect, if any, on the Investment Grade Fixed-Income Fund’s net asset value.

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q was filed for the quarter ended March 31, 2013. The Funds’ Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the Funds’ proxy voting policies and procedures and how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2013 are available (i) without charge, upon request, by calling 1-800-999-6809 and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

149	June 30, 2013

Investment Advisor

Forward Management, LLC

Administrator

ALPS Fund Services, Inc.

Distributor

Forward Securities, LLC

Counsel

Dechert LLP

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Custodian

Citibank, N.A.

Transfer Agent

ALPS Fund Services, Inc.

Forward Funds

P.O. Box 1345

Denver, CO 80201

(800) 999-6809

www.forwardinvesting.com

Forward Commodity Long/Short Strategy Fund

Forward Credit Analysis Long/Short Fund

Forward EM Corporate Debt Fund

Forward Emerging Markets Fund

Forward Endurance Long/Short Fund

Forward Frontier Strategy Fund

Forward Global Credit Long/Short Fund

Forward Global Dividend Fund

Forward Global Infrastructure Fund

Forward High Yield Bond Fund

Forward International Dividend Fund

Forward International Real Estate Fund

Forward International Small Companies Fund

Forward Investment Grade Fixed-Income Fund

Forward Managed Futures Strategy Fund

Forward Real Estate Fund

Forward Real Estate Long/Short Fund

Forward Select EM Dividend Fund

Forward Select Income Fund

Forward Small Cap Equity Fund

Forward Tactical Enhanced Fund

Forward Tactical Growth Fund

Forward Total MarketPlus Fund

Forward U.S. Government Money Fund

Allocation Funds

Forward Balanced Allocation Fund

Forward Growth & Income Allocation Fund

Forward Growth Allocation Fund

Forward Income & Growth Allocation Fund

Forward Income Builder Fund

Forward Multi-Strategy Fund

Printed on paper containing recycled content using soy-based inks.	SAR FSD000217 083114

Item 2.	Code of Ethics.

Not applicable to semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1 of Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to Vote of Security Holders.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees have been implemented after the registrant’s last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	No changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable to semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Act (17 CFR 30a-2(a)) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Act (17 CFR 30a-2(b) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORWARD FUNDS

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Alan Reid, Jr.
J. Alan Reid, Jr.
President & Trustee

Date:	September 5, 2013

By:	/s/ Barbara Tolle
Barbara Tolle
Treasurer

Date:	September 5, 2013